The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Chemicals - 0.0%
$ 1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$1,298,500
	Electric - 0.0%
1,500,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(2)	1,518,750
	Healthcare - Products - 0.0%
1,400,000	Qiagen NV 2.50%, 09/10/2031(1)	1,517,747
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,499,904
	Internet - 0.0%
1,182,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,612,839
	IT Services - 0.0%
525,000	Seagate HDD Cayman 3.50%, 06/01/2028	1,017,713
	Leisure Time - 0.1%
700,000	Carnival Corp. 5.75%, 12/01/2027	1,616,300
1,375,000	NCL Corp. Ltd. 2.50%, 02/15/2027	1,458,875
		3,075,175
	Lodging - 0.0%
850,000	Wynn Macau Ltd. 4.50%, 03/07/2029(2)	877,200
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,217,888
	Pharmaceuticals - 0.0%
	Jazz Investments I Ltd.
350,000	2.00%, 06/15/2026	358,400
925,000	3.13%, 09/15/2030(2)	1,019,813
		1,378,213
	Real Estate Investment Trusts - 0.0%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(2)	1,614,525
800,000	4.38%, 03/15/2027(2)	790,800
		2,405,325
	Semiconductors - 0.0%
1,450,000	Synaptics, Inc. 0.75%, 12/01/2031(2)	1,363,000
	Software - 0.1%
1,450,000	Cloudflare, Inc. 0.00%, 06/15/2030(2)(3)	1,618,200
1,550,000	Datadog, Inc. 0.00%, 12/01/2029(2)(3)	1,504,343
1,280,000	Unity Software, Inc. 0.00%, 03/15/2030(2)(3)	1,552,512
		4,675,055
	Total Convertible Bonds (cost $21,486,748)	$23,457,309
CORPORATE BONDS - 47.5%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
2,430,000	7.13%, 02/15/2031(2)	$2,426,645
1,775,000	7.50%, 06/01/2029(2)(4)	1,617,063
2,470,000	7.50%, 03/15/2033(2)	2,465,616
725,000	7.88%, 04/01/2030(2)	746,610
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Advertising - 0.1% - (continued)
$ 4,785,000	9.00%, 09/15/2028(2)(4)	$5,013,441
1,460,000	Lamar Media Corp. 3.75%, 02/15/2028	1,410,338
		13,679,713
	Aerospace & Defense - 1.5%
	BAE Systems PLC
10,242,000	5.13%, 03/26/2029(2)	10,477,631
8,925,000	5.25%, 03/26/2031(2)	9,184,220
16,929,000	5.30%, 03/26/2034(2)	17,307,228
3,185,000	5.50%, 03/26/2054(2)	3,129,396
	Boeing Co.
10,614,000	5.04%, 05/01/2027	10,675,504
2,470,000	5.15%, 05/01/2030	2,509,203
9,650,000	5.71%, 05/01/2040	9,586,697
12,170,000	5.81%, 05/01/2050	11,745,132
8,830,000	6.39%, 05/01/2031	9,499,732
4,260,000	6.86%, 05/01/2054	4,682,437
	General Electric Co.
15,250,000	4.30%, 07/29/2030	15,177,238
9,670,000	4.90%, 01/29/2036	9,637,382
	L3Harris Technologies, Inc.
4,160,000	5.05%, 06/01/2029	4,236,787
11,830,000	5.25%, 06/01/2031	12,175,922
	Northrop Grumman Corp.
11,615,000	4.03%, 10/15/2047	9,230,128
1,810,000	4.65%, 07/15/2030	1,821,173
18,600,000	5.20%, 06/01/2054	17,229,622
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,801,297
4,140,000	6.00%, 03/15/2031	4,429,056
2,790,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	2,948,020
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	49,064
1,000,000	6.38%, 05/31/2033(2)	1,006,352
815,000	6.75%, 08/15/2028(2)	831,595
535,000	7.13%, 12/01/2031(2)	557,067
		171,927,883
	Agriculture - 0.8%
	BAT Capital Corp.
13,245,000	5.35%, 08/15/2032	13,517,608
10,040,000	5.63%, 08/15/2035	10,198,141
4,550,000	5.83%, 02/20/2031	4,765,023
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,524,684
550,000	Imperial Brands Finance PLC 5.63%, 07/01/2035(2)	550,501
18,550,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(2)	19,140,668
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(1)	1,976,700
882,000	6.95%, 04/03/2026(1)	827,237
	Philip Morris International, Inc.
3,700,000	4.75%, 11/01/2031	3,703,503
6,700,000	4.88%, 04/30/2035	6,562,528
10,885,000	5.13%, 02/15/2030	11,145,563
3,365,000	5.50%, 09/07/2030	3,506,822
5,200,000	6.38%, 05/16/2038	5,726,268
6,000,000	Reynolds American, Inc. 5.85%, 08/15/2045	5,813,582
		88,958,828

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Airlines - 0.0%
$ 2,211,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	$2,137,706
	Apparel - 0.1%
1,455,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(2)(5)	1,516,946
7,050,000	Tapestry, Inc. 5.50%, 03/11/2035	7,082,375
3,052,000	Under Armour, Inc. 7.25%, 07/15/2030(2)	3,113,866
		11,713,187
	Auto Manufacturers - 0.6%
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(2)	13,525,772
725,000	Ford Motor Co. 4.75%, 01/15/2043	561,892
	Ford Motor Credit Co. LLC
515,000	2.90%, 02/10/2029	468,809
2,635,000	3.38%, 11/13/2025	2,621,889
1,925,000	5.88%, 11/07/2029	1,930,437
316,000	5.92%, 03/20/2028	318,498
	General Motors Co.
645,000	5.20%, 04/01/2045	560,971
17,680,000	5.35%, 04/15/2028(4)	17,967,027
	General Motors Financial Co., Inc.
10,670,000	1.50%, 06/10/2026	10,388,511
625,000	3.10%, 01/12/2032	551,577
535,000	5.45%, 07/15/2030	544,218
20,335,000	Honda Motor Co. Ltd. 4.44%, 07/08/2028	20,299,806
	Nissan Motor Co. Ltd.
1,815,000	4.35%, 09/17/2027(2)	1,770,615
2,000,000	7.75%, 07/17/2032(2)	2,070,427
		73,580,449
	Auto Parts & Equipment - 0.0%
775,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(2)(4)	790,315
	Beverages - 0.7%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,055,000	4.70%, 02/01/2036	7,810,604
10,156,000	4.90%, 02/01/2046	9,285,164
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,798,634
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	6,093,616
5,365,000	5.15%, 05/15/2038(2)	4,980,307
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(2)	2,432,392
11,298,000	5.40%, 06/15/2033(2)	11,311,555
10,100,000	Bacardi-Martini BV 5.55%, 02/01/2030(2)	10,374,244
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,015,000	5.25%, 04/27/2029(1)	986,080
714,000	5.25%, 04/27/2029(2)	693,656
23,440,000	PepsiCo, Inc. 4.65%, 07/23/2032	23,421,046
		86,187,298
	Biotechnology - 0.5%
19,500,000	Amgen, Inc. 5.60%, 03/02/2043	19,262,410
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,131,755
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Biotechnology - 0.5% - (continued)
	Royalty Pharma PLC
$ 17,575,000	1.75%, 09/02/2027	$16,628,781
12,835,000	2.20%, 09/02/2030	11,351,648
		53,374,594
	Chemicals - 0.5%
1,865,000	Avient Corp. 7.13%, 08/01/2030(2)	1,915,672
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(2)	1,684,696
2,034,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	1,442,131
	FMC Corp.
579,000	6.38%, 05/18/2053	555,695
555,000	8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(6)	573,777
2,905,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	2,619,760
	OCP SA
2,145,000	5.13%, 06/23/2051(2)	1,646,905
2,473,000	6.10%, 04/30/2030(2)	2,515,565
2,508,000	6.70%, 03/01/2036(2)	2,537,997
748,000	7.50%, 05/02/2054(1)	755,506
391,000	7.50%, 05/02/2054(2)	395,113
	Olympus Water U.S. Holding Corp.
1,500,000	6.25%, 10/01/2029(2)(4)	1,436,874
4,150,000	9.75%, 11/15/2028(2)	4,350,549
575,000	Orbia Advance Corp. SAB de CV 6.75%, 09/19/2042(1)	535,428
1,390,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,156,874
	Sherwin-Williams Co.
6,835,000	2.90%, 03/15/2052	4,145,743
25,385,000	4.30%, 08/15/2028	25,336,140
315,000	Tronox, Inc. 4.63%, 03/15/2029(2)(4)	245,073
		53,849,498
	Commercial Banks - 10.0%
	Banca Transilvania SA
EUR 400,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(1)(6)	466,262
2,560,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(1)(6)	3,161,958
2,795,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(6)	3,305,551
	Banco de Credito del Peru SA
$ 460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(1)(6)	452,752
1,598,000	6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(2)(6)	1,644,342
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	1,097,444
870,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(1)	869,150

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
	Bank of America Corp.
$ 17,955,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	$15,287,120
18,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	17,324,779
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	9,141,239
12,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(6)	9,126,834
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(6)	9,865,745
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(6)	6,479,642
3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(6)	2,871,586
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(6)	2,927,145
5,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(6)	4,915,498
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	5,562,460
	Bank of New York Mellon Corp.
16,800,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(6)	17,109,975
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	13,235,486
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	11,656,041
	Barclays PLC
5,510,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(6)	5,548,949
5,900,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(6)	6,027,412
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	14,790,393
5,000,000	5.79%, 02/25/2036, (5.79% fixed rate until 02/25/2035; 6 mo. USD SOFR + 1.59% thereafter)(6)	5,109,441
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(6)	14,197,923
14,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(4)(6)(7)	15,814,120
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 1,910,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(6)	$1,995,818
1,585,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(6)	1,689,725
	BNP Paribas SA
5,200,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(2)(6)	4,902,790
1,085,000	7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(2)(6)(7)	1,105,344
	BPCE SA
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(2)(6)	2,999,990
10,300,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)(6)	10,673,622
7,285,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(2)(6)	7,706,078
12,190,000	CaixaBank SA 4.63%, 07/03/2029, (4.63% fixed rate until 07/03/2028; 6 mo. USD SOFR + 1.14% thereafter)(2)(6)	12,171,360
	Citigroup, Inc.
10,000,000	3.67%, 07/24/2028, (3.67% fixed rate until 07/24/2027; 3 mo. USD Term SOFR + 1.65% thereafter)(6)	9,835,210
20,390,000	4.64%, 05/07/2028, (4.64% fixed rate until 05/07/2027; 6 mo. USD SOFR + 1.14% thereafter)(6)	20,410,716
9,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(6)	9,932,656
9,625,000	5.61%, 03/04/2056, (5.61% fixed rate until 03/04/2055; 6 mo. USD SOFR + 1.75% thereafter)(6)	9,390,963
10,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(6)(7)	10,042,270
2,168,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(6)(7)	2,186,428
	Credit Agricole SA
7,950,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)(6)	8,079,883
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(2)(6)	10,228,962
4,495,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(2)(6)	4,651,776
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	22,168,899

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 2,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(6)	$2,269,845
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(6)	12,010,723
14,990,000	4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(6)	15,014,820
11,395,000	5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(6)	11,584,687
3,865,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(6)	4,047,583
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(6)	1,657,225
	Freedom Mortgage Corp.
$ 1,239,000	7.63%, 05/01/2026(2)	1,244,375
1,200,000	12.00%, 10/01/2028(2)	1,283,420
300,000	12.25%, 10/01/2030(2)	331,844
	Goldman Sachs Group, Inc.
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(6)	3,189,412
8,757,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(6)	7,653,175
14,435,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	14,423,916
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	7,658,890
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(6)	13,686,605
23,270,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(6)	22,999,452
9,650,000	5.73%, 01/28/2056, (5.73% fixed rate until 01/28/2055; 6 mo. USD SOFR + 1.70% thereafter)(6)	9,690,566
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(6)	14,573,526
870,000	Golomt Bank 11.00%, 05/20/2027(1)	898,745
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(6)	4,654,163
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(6)	22,941,125
2,365,000	5.13%, 11/19/2028, (5.13% fixed rate until 11/19/2027; 6 mo. USD SOFR + 1.04% thereafter)(6)	2,389,864
12,765,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(6)	12,998,618
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 23,080,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(6)	$23,225,271
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(6)	8,340,245
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	4,409,197
2,250,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(6)	2,402,368
13,275,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(6)(7)	13,525,519
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(4)(6)(7)	14,977,235
	JP Morgan Chase & Co.
19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(6)	18,036,399
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	2,524,569
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(6)	2,147,467
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(6)	5,528,922
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(6)	7,628,444
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(6)	4,058,550
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(6)	8,568,928
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	14,120,657
3,555,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(6)	3,635,610
6,980,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	7,147,078
42,785,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(6)	42,799,045
4,280,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(6)	4,419,871
7,285,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(6)	7,379,377
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	3,125,631
19,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	20,122,755

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
	Lloyds Banking Group PLC
$ 5,000,000	5.59%, 11/26/2035, (5.59% fixed rate until 11/26/2034; 1 yr. USD CMT + 1.20% thereafter)(6)	$5,092,825
9,700,000	5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(6)	10,063,579
	Manufacturers & Traders Trust Co.
10,395,000	4.76%, 07/06/2028, (4.76% fixed rate until 07/06/2027; 6 mo. USD SOFR + 0.95% thereafter)(6)	10,437,612
19,430,000	5.40%, 11/21/2025	19,459,901
EUR 2,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(6)	2,465,933
	Morgan Stanley
$ 8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	7,553,294
5,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	4,332,693
8,925,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(6)	8,253,691
9,925,000	5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(6)	10,096,097
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(6)	11,858,694
10,115,000	5.52%, 11/19/2055, (5.52% fixed rate until 11/19/2054; 6 mo. USD SOFR + 1.71% thereafter)(6)	9,908,873
5,620,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(6)	5,802,931
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	8,052,144
7,105,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	7,498,788
1,380,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(6)	1,420,128
	Nova Ljubljanska Banka DD
EUR 1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(1)(6)	1,887,311
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(6)	1,713,511
	OTP Bank Nyrt
1,150,000	4.25%, 10/16/2030, (4.25% fixed rate until 10/16/2029; 3 mo. EURIBOR + 1.95% thereafter)(1)(6)	1,344,453
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
EUR 725,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(6)	$864,615
$ 518,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(1)(6)	555,222
EUR 2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(6)	2,344,183
	PNC Financial Services Group, Inc.
$ 25,215,000	4.90%, 05/13/2031, (4.90% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.33% thereafter)(6)	25,491,557
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(6)	13,558,649
7,500,000	5.37%, 07/21/2036, (5.37% fixed rate until 07/21/2035; 6 mo. USD SOFR + 1.42% thereafter)(6)	7,577,721
	QNB Finance Ltd.
1,635,000	1.38%, 01/26/2026(1)	1,608,382
200,000	1.63%, 09/22/2025(1)	199,165
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(6)	15,173,581
14,480,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(2)(6)	14,768,126
	Standard Chartered PLC
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(2)(6)	17,292,311
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(6)	1,431,162
4,685,000	State Street Corp. 5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(6)	4,830,810
940,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(1)	914,787
25,265,000	U.S. Bancorp 5.08%, 05/15/2031, (5.08% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.30% thereafter)(6)	25,718,241
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(6)	6,681,770
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(6)	6,160,044
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(2)(6)	5,082,958
7,380,000	5.58%, 05/09/2036, (5.58% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.76% thereafter)(2)(6)	7,516,533
4,580,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(2)(6)	4,746,314

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Banks - 10.0% - (continued)
$ 3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(2)(6)	$4,050,111
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(6)	13,930,391
12,430,000	7.00%, 12/31/2099, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(6)	12,430,000
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(6)(7)	8,217,143
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(6)	6,667,290
	Wells Fargo & Co.
23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(6)	17,590,757
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(6)	13,133,555
7,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(6)	7,374,849
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(6)	2,197,568
3,026,000	4.90%, 11/17/2045	2,668,306
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	2,718,576
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(6)	12,638,114
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(6)	10,687,896
3,555,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(6)	3,564,640
5,555,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	5,687,291
4,408,000	5.61%, 01/15/2044	4,286,815
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	5,135,089
		1,176,224,434
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
650,000	3.10%, 02/02/2031(1)	555,841
761,000	3.83%, 02/02/2032(1)	655,455
625,000	4.20%, 08/04/2027(1)	605,828
805,000	4.38%, 07/03/2029(1)	765,122
400,000	5.00%, 08/02/2041(2)	316,964
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	5,893,340
480,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(2)	491,408
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Commercial Services - 0.5% - (continued)
GBP 1,525,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(1)	$1,958,902
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(2)	5,414,433
5,950,000	5.50%, 08/11/2032(2)	6,027,553
4,750,000	5.55%, 05/30/2033(2)	4,800,856
4,660,000	5.80%, 04/15/2034(2)	4,784,837
3,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(2)	3,094,823
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,721,001
1,315,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	1,390,364
2,000,000	Cimpress PLC 7.38%, 09/15/2032(2)(4)	1,954,961
7,350,000	Cornell University 4.84%, 06/15/2034(4)	7,303,152
1,405,000	Deluxe Corp. 8.13%, 09/15/2029(2)	1,446,428
1,220,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(6)(7)	1,217,769
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(2)	2,407,517
2,725,000	8.38%, 11/15/2032(2)	2,806,971
1,125,000	Hertz Corp. 12.63%, 07/15/2029(2)(4)	1,175,323
	Service Corp. International
3,250,000	3.38%, 08/15/2030	2,961,641
140,000	5.75%, 10/15/2032	140,332
2,525,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	2,608,312
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	355,243
1,530,000	3.88%, 02/15/2031	1,427,583
		64,281,959
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(2)	9,229
4,470,000	5.00%, 03/01/2030(2)	4,375,586
2,885,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(2)(6)(7)	2,945,441
	CP Atlas Buyer, Inc.
2,200,000	9.75%, 07/15/2030(2)	2,219,756
550,000	12.75%, 01/15/2031(2)(5)	522,451
2,740,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	2,793,729
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(2)	999,955
470,000	6.75%, 03/01/2033(2)	482,043
1,250,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,276,446
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,472,179
700,000	4.75%, 01/15/2028(2)	690,381
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	5,079,750
7,270,000	5.25%, 03/03/2033	7,467,948
		30,334,894

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Distribution/Wholesale - 0.1%
$ 1,610,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(2)	$1,608,889
2,100,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(2)	2,124,816
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,550,839
		7,284,544
	Diversified Financial Services - 1.6%
2,190,000	AGFC Capital Trust I 6.33%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(8)	1,459,087
	American Express Co.
3,480,000	4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 1.22% thereafter)(6)	3,491,214
10,225,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(6)	10,480,008
3,000,000	Azorra Finance Ltd. 7.25%, 01/15/2031(2)	3,061,892
540,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(2)(6)	557,786
	Capital One Financial Corp.
8,500,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(6)	8,777,203
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	16,552,731
8,700,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	10,135,751
15,200,000	Citadel LP 6.00%, 01/23/2030(2)	15,662,783
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(2)	916,466
2,236,000	9.25%, 12/15/2028(2)	2,364,758
	Far East Horizon Ltd.
2,785,000	5.88%, 03/05/2028(1)	2,782,279
395,000	6.63%, 04/16/2027(1)	401,907
	Freedom Mortgage Holdings LLC
1,540,000	8.38%, 04/01/2032(2)	1,575,073
1,740,000	9.25%, 02/01/2029(2)	1,813,579
	goeasy Ltd.
1,250,000	6.88%, 05/15/2030(2)	1,252,409
1,000,000	7.63%, 07/01/2029(2)	1,029,748
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(1)(9)(10)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	2,088,316
	IIFL Finance Ltd.
440,000	8.75%, 07/24/2028(2)	446,975
435,000	8.75%, 07/24/2028(1)	441,895
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,596,669
3,000,000	4.95%, 06/15/2052	2,696,415
6,000,000	5.20%, 06/15/2062	5,580,618
6,435,000	5.25%, 06/15/2031	6,647,675
2,110,000	Muangthai Capital PCL 7.55%, 07/21/2030(2)	2,141,517
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Diversified Financial Services - 1.6% - (continued)
	Muthoot Finance Ltd.
$ 1,470,000	6.38%, 04/23/2029(2)	$1,471,145
945,000	6.38%, 04/23/2029(1)	945,736
475,000	7.13%, 02/14/2028(2)	486,055
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,307,461
5,000,000	5.55%, 02/15/2034	5,187,518
25,860,000	5.95%, 08/15/2053	26,283,760
	Nationstar Mortgage Holdings, Inc.
450,000	6.50%, 08/01/2029(2)	460,264
1,375,000	7.13%, 02/01/2032(2)	1,435,840
	OneMain Finance Corp.
3,820,000	5.38%, 11/15/2029	3,745,678
1,500,000	6.13%, 05/15/2030	1,502,520
511,000	9.00%, 01/15/2029	536,196
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(2)	842,831
335,000	5.75%, 09/15/2031(2)	327,789
575,000	6.88%, 02/15/2033(2)	586,046
2,500,000	7.13%, 11/15/2030(2)	2,576,995
740,000	7.88%, 12/15/2029(2)	780,983
2,660,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	2,714,245
	Rocket Cos., Inc.
1,995,000	6.13%, 08/01/2030(2)	2,022,835
1,200,000	6.38%, 08/01/2033(2)	1,223,980
	Shriram Finance Ltd.
1,393,000	6.15%, 04/03/2028(2)	1,401,921
1,390,000	6.63%, 04/22/2027(2)	1,416,699
	Synchrony Financial
5,080,000	5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(6)	5,077,032
545,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(6)	546,641
2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	2,945,461
2,350,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,298,630
		182,079,015
	Electric - 3.9%
	Adani Electricity Mumbai Ltd.
200,000	3.87%, 07/22/2031(1)	175,701
325,000	3.95%, 02/12/2030(2)	298,468
	AES Andes SA
850,000	6.25%, 03/14/2032(2)	864,124
2,890,000	6.30%, 03/15/2029(2)	2,989,150
1,258,842	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	1,149,531
3,340,000	Alabama Power Co. 3.75%, 03/01/2045	2,583,853
2,081,813	Alfa Desarrollo SpA 4.55%, 09/27/2051(1)	1,567,539
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,327,803
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,588,184
943,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	1,004,985
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	4,132,182

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Electric - 3.9% - (continued)
	Clearway Energy Operating LLC
$ 2,965,000	3.75%, 02/15/2031(2)	$2,706,329
315,000	3.75%, 01/15/2032(2)	279,817
2,100,000	4.75%, 03/15/2028(2)	2,064,755
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,335,545
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,191,933
10,000,000	5.50%, 12/01/2039	10,018,613
5,200,000	5.70%, 05/15/2054	5,164,554
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	5,997,617
4,499,000	4.90%, 08/01/2041	4,050,811
21,370,000	5.00%, 06/15/2030	21,732,954
8,138,000	5.38%, 11/15/2032	8,339,602
5,250,000	5.45%, 03/15/2035	5,290,838
3,390,000	7.00%, 06/15/2038	3,824,730
15,170,000	DTE Electric Co. 5.25%, 05/15/2035	15,405,577
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,529,765
3,305,000	3.88%, 03/15/2046	2,567,877
3,000,000	5.30%, 02/15/2040	2,984,727
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,416,459
6,285,000	5.00%, 08/15/2052	5,484,514
12,460,000	5.45%, 06/15/2034	12,772,394
7,270,000	Duke Energy Ohio, Inc. 5.30%, 06/15/2035	7,362,511
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,633,400
2,730,000	4.38%, 03/30/2044	2,303,521
10,780,000	5.05%, 03/15/2035	10,794,118
2,582,000	5.55%, 03/15/2055	2,524,015
	Duquesne Light Holdings, Inc.
4,243,000	2.53%, 10/01/2030(2)	3,730,684
7,265,000	2.78%, 01/07/2032(2)	6,298,879
EUR 1,415,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(2)	1,667,488
$ 7,336,000	Emera U.S. Finance LP 2.64%, 06/15/2031	6,427,204
	Energo-Pro AS
EUR 2,150,000	8.00%, 05/27/2030(2)	2,592,692
$ 315,000	11.00%, 11/02/2028(2)	336,159
15,925,000	Eversource Energy 5.50%, 01/01/2034	16,197,899
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(2)	1,573,451
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(2)	2,647,014
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(2)	1,757,500
1,240,000	9.00%, 10/15/2029(1)	1,199,324
	Georgia Power Co.
4,040,000	4.30%, 03/15/2043	3,426,271
5,790,000	4.85%, 03/15/2031	5,890,406
746,000	Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(1)	546,370
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(1)	198,097
1,885,000	5.88%, 01/30/2032(2)	1,930,994
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,210,535
	Niagara Energy SAC
850,000	5.75%, 10/03/2034(2)	851,302
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Electric - 3.9% - (continued)
$ 268,000	5.75%, 10/03/2034(1)	$268,410
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	10,667,936
7,800,000	2.45%, 12/02/2027(2)	7,390,816
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	10,228,706
4,075,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(1)	4,090,159
	Pacific Gas & Electric Co.
8,345,000	2.50%, 02/01/2031	7,285,615
8,400,000	3.25%, 06/01/2031	7,589,819
6,110,000	3.50%, 08/01/2050	4,007,419
6,860,000	3.95%, 12/01/2047	4,928,025
3,020,000	4.50%, 07/01/2040	2,550,450
899,000	4.55%, 07/01/2030	881,577
1,356,000	4.75%, 02/15/2044	1,121,356
26,225,000	4.95%, 07/01/2050	21,672,866
5,508,000	5.25%, 03/01/2052	4,693,977
7,100,000	6.40%, 06/15/2033	7,491,170
7,388,000	Pinnacle West Capital Corp. 5.15%, 05/15/2030	7,531,274
11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	11,344,537
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,530,846
10,915,000	4.22%, 03/15/2032	10,274,577
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(2)	5,229,077
5,300,000	Sempra 3.80%, 02/01/2038	4,380,128
	Southern California Edison Co.
1,007,000	2.75%, 02/01/2032	872,848
8,190,000	3.45%, 02/01/2052	5,277,519
4,500,000	3.60%, 02/01/2045	3,135,264
4,565,000	3.65%, 02/01/2050	3,110,672
2,050,000	3.90%, 03/15/2043	1,541,260
7,170,000	4.00%, 04/01/2047	5,217,063
3,000,000	4.50%, 09/01/2040	2,575,410
1,430,000	5.90%, 03/01/2055	1,346,086
10,785,000	Southern Co. 4.85%, 03/15/2035	10,499,572
	Termocandelaria Power SA
1,335,000	7.75%, 09/17/2031(2)	1,374,690
265,000	7.75%, 09/17/2031(1)	272,878
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,164,420
7,130,000	3.80%, 09/15/2047	5,337,483
5,705,000	5.15%, 03/15/2035	5,724,872
2,690,000	5.45%, 04/01/2053	2,563,266
5,140,000	5.70%, 08/15/2053	5,086,116
6,100,000	6.00%, 05/15/2037	6,426,007
8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	8,199,314
	Zorlu Enerji Elektrik Uretim AS
1,308,000	11.00%, 04/23/2030(2)	1,265,535
200,000	11.00%, 04/23/2030(1)	193,497
		463,283,277
	Electronics - 0.3%
3,015,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,925,242
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	15,643,080
15,430,000	2.38%, 08/09/2028	14,418,618
		32,986,940
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
1,215,000	8.63%, 06/25/2033(2)	1,210,747

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Energy-Alternate Sources - 0.1% - (continued)
$ 920,000	8.88%, 02/12/2031(2)	$954,876
1,821,600	Greenko Dutch BV 3.85%, 03/29/2026(1)	1,792,722
925,100	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	874,416
1,900,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(2)	1,934,954
		6,767,715
	Engineering & Construction - 0.1%
3,000,000	AECOM 6.00%, 08/01/2033(2)	3,024,390
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(2)	531,061
667,000	5.13%, 08/11/2061(1)	478,673
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(1)	903,273
	IHS Holding Ltd.
1,805,000	6.25%, 11/29/2028(1)	1,774,675
403,000	6.25%, 11/29/2028(2)	396,255
400,000	7.88%, 05/29/2030(1)	405,164
1,690,000	Sitios Latinoamerica SAB de CV 6.00%, 11/25/2029(2)	1,730,222
		9,243,713
	Entertainment - 0.3%
	Caesars Entertainment, Inc.
1,100,000	4.63%, 10/15/2029(2)(4)	1,039,537
4,985,000	6.00%, 10/15/2032(2)(4)	4,811,449
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(2)	2,378,065
230,000	7.00%, 08/01/2032(2)	237,495
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(2)	465,385
1,610,000	7.88%, 07/31/2028(2)	1,911,634
$ 845,000	Flutter Treasury DAC 5.88%, 06/04/2031(2)	850,573
1,492,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(2)	1,460,822
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
200,000	4.63%, 04/16/2029(2)	177,888
600,000	4.63%, 04/06/2031(2)	497,076
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,729,962
	Warnermedia Holdings, Inc.
8,122,000	4.28%, 03/15/2032(4)	6,820,368
8,315,000	5.05%, 03/15/2042(4)	5,558,162
315,000	5.14%, 03/15/2052	194,553
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
630,000	6.25%, 03/15/2033(2)	631,848
4,950,000	7.13%, 02/15/2031(2)	5,264,860
		37,029,677
	Environmental Control - 0.5%
1,470,000	Ambipar Lux SARL 10.88%, 02/05/2033(2)	1,320,951
	Republic Services, Inc.
7,545,000	5.15%, 03/15/2035	7,656,497
15,000,000	5.20%, 11/15/2034	15,289,014
	Reworld Holding Corp.
750,000	4.88%, 12/01/2029(2)	716,259
2,000,000	5.00%, 09/01/2030	1,894,786
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Environmental Control - 0.5% - (continued)
	Waste Management, Inc.
$ 19,240,000	4.95%, 07/03/2031	$19,678,253
14,575,000	4.95%, 03/15/2035	14,560,105
		61,115,865
	Food - 1.2%
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027(4)	1,641,975
1,190,000	8.00%, 09/15/2028(2)	1,112,653
EUR 1,260,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(2)	1,452,075
	Bimbo Bakeries USA, Inc.
$ 415,000	5.38%, 01/09/2036(2)	411,063
855,000	6.05%, 01/15/2029(2)	894,400
560,000	6.05%, 01/15/2029(1)	585,806
845,000	Cencosud SA 5.95%, 05/28/2031(2)	870,849
7,306,000	Conagra Brands, Inc. 4.85%, 11/01/2028	7,336,602
21,255,000	Hershey Co. 4.95%, 02/24/2032	21,615,230
3,000,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 7.25%, 11/15/2053	3,325,932
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
12,500,000	5.50%, 01/15/2036(2)	12,449,125
12,585,000	6.25%, 03/01/2056(2)	12,478,153
	Kraft Heinz Foods Co.
1,130,000	3.75%, 04/01/2030	1,079,524
9,365,000	5.20%, 03/15/2032(4)	9,431,809
1,000,000	MARB BondCo PLC 3.95%, 01/29/2031(1)	887,365
	Mars, Inc.
10,725,000	4.60%, 03/01/2028(2)	10,784,003
6,025,000	5.20%, 03/01/2035(2)	6,053,843
16,410,000	5.65%, 05/01/2045(2)	16,297,263
12,050,000	5.70%, 05/01/2055(2)	11,890,271
3,725,000	5.80%, 05/01/2065(2)	3,688,688
223,000	Minerva Luxembourg SA 8.88%, 09/13/2033(2)	242,783
	Performance Food Group, Inc.
1,390,000	5.50%, 10/15/2027(2)	1,387,862
280,000	6.13%, 09/15/2032(2)	284,336
	Post Holdings, Inc.
2,055,000	6.25%, 10/15/2034(2)	2,057,575
2,200,000	6.38%, 03/01/2033(2)	2,198,341
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,761,435
8,480,000	5.70%, 03/15/2034	8,761,353
		140,980,314
	Forest Products & Paper - 0.0%
425,000	Suzano Austria GmbH 3.75%, 01/15/2031	395,424
	Gas - 0.4%
3,000,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(2)	3,149,628
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	10,672,557
8,520,000	4.87%, 08/05/2032(2)	8,213,001
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	11,083,865
5,400,000	5.35%, 07/15/2035	5,417,314

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Gas - 0.4% - (continued)
$ 6,795,000	5.85%, 04/01/2055	$6,703,005
1,715,000	South Bow USA Infrastructure Holdings LLC 6.18%, 10/01/2054(2)	1,627,120
		46,866,490
	Healthcare - Products - 0.9%
14,000,000	Agilent Technologies, Inc. 4.75%, 09/09/2034	13,689,714
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(2)	8,866,088
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,312,008
10,000,000	Baxter International, Inc. 3.13%, 12/01/2051	6,304,025
	GE HealthCare Technologies, Inc.
2,650,000	5.50%, 06/15/2035	2,704,985
17,000,000	5.86%, 03/15/2030	17,882,658
	Medline Borrower LP
5,161,000	3.88%, 04/01/2029(2)	4,921,917
1,572,000	5.25%, 10/01/2029(2)	1,541,286
4,875,000	Smith & Nephew PLC 5.40%, 03/20/2034	4,947,071
	Solventum Corp.
16,070,000	5.40%, 03/01/2029	16,533,462
19,080,000	5.45%, 02/25/2027	19,375,905
8,900,000	5.60%, 03/23/2034	9,128,450
		108,207,569
	Healthcare - Services - 1.1%
12,445,000	Centene Corp. 2.45%, 07/15/2028	11,347,001
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(2)	2,614,805
425,000	5.25%, 05/15/2030(2)	371,779
1,050,000	6.88%, 04/15/2029(2)	816,375
1,030,000	9.75%, 01/15/2034(2)	1,036,580
2,933,000	10.88%, 01/15/2032(2)	3,074,905
5,155,000	CommonSpirit Health 5.21%, 12/01/2031	5,259,985
7,540,000	Elevance Health, Inc. 4.95%, 11/01/2031	7,583,018
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(2)	6,104,625
	Humana, Inc.
235,000	4.95%, 10/01/2044	203,401
13,425,000	5.55%, 05/01/2035	13,447,411
390,000	5.88%, 03/01/2033	403,285
2,440,000	IQVIA, Inc. 6.25%, 06/01/2032(2)	2,502,110
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,260,167
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,380,782
2,005,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	2,108,456
4,505,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)(4)	4,632,073
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,145,998
4,950,000	5.21%, 08/15/2032	5,060,812
2,905,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,931,229
	UnitedHealth Group, Inc.
5,615,000	5.38%, 04/15/2054	5,160,088
13,965,000	5.50%, 07/15/2044	13,480,605
4,080,000	5.88%, 02/15/2053	4,026,102
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Healthcare - Services - 1.1% - (continued)
$ 4,575,000	5.95%, 02/15/2041	$4,661,714
3,315,000	5.95%, 06/15/2055	3,315,426
		133,928,732
	Home Builders - 0.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(2)	793,655
691,000	4.63%, 04/01/2030(2)	647,987
3,150,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,903,807
1,650,000	KB Home 4.80%, 11/15/2029	1,612,404
2,040,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,890,105
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	2,803,232
1,310,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(2)	1,320,884
		11,972,074
	Household Products - 0.1%
	Kenvue, Inc.
4,040,000	4.85%, 05/22/2032	4,070,557
11,920,000	5.05%, 03/22/2053	10,933,632
		15,004,189
	Housewares - 0.0%
1,550,000	Newell Brands, Inc. 6.63%, 05/15/2032(4)	1,482,309
	Insurance - 1.9%
13,195,000	200 Park Funding Trust 5.74%, 02/15/2055(2)	12,976,619
	Acrisure LLC/Acrisure Finance, Inc.
550,000	6.75%, 07/01/2032(2)	556,874
3,325,000	7.50%, 11/06/2030(2)	3,434,988
2,425,000	8.50%, 06/15/2029(2)	2,529,648
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)(4)	4,368,902
	American International Group, Inc.
5,547,000	4.50%, 07/16/2044	4,791,939
5,165,000	4.85%, 05/07/2030	5,233,027
515,000	American National Group, Inc. 5.75%, 10/01/2029	525,418
5,000,000	Aon North America, Inc. 5.30%, 03/01/2031	5,150,687
3,600,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(2)	3,753,583
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(2)	6,124,597
14,500,000	2.72%, 01/07/2029(2)	13,522,973
14,850,000	5.62%, 05/08/2026(2)	14,972,831
	Athene Holding Ltd.
880,000	3.45%, 05/15/2052	557,680
1,100,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(6)	1,085,953
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(2)	9,019,967
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(2)	15,880,013
6,100,000	1.80%, 03/08/2028(2)	5,691,801
7,660,000	5.00%, 03/27/2030(2)	7,767,109
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,911,104

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Insurance - 1.9% - (continued)
$ 12,733,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(2)	$13,054,557
7,465,000	Henneman Trust 6.58%, 05/15/2055(2)	7,538,409
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(2)	2,084,872
3,765,000	7.38%, 01/31/2032(2)	3,920,301
8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(2)	9,070,101
16,415,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	10,076,578
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,581,259
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	6,507,656
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(2)	13,178,058
1,060,000	Omnis Funding Trust 6.72%, 05/15/2055(2)	1,096,336
4,255,000	Protective Life Global Funding 5.47%, 12/08/2028(2)	4,387,404
8,490,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(2)	8,539,788
595,000	Sammons Financial Group, Inc. 3.35%, 04/16/2031(2)	544,256
885,000	Tongyang Life Insurance Co. Ltd. 6.25%, 05/07/2035, (6.25% fixed rate until 05/07/2030; 5 yr. USD CMT + 2.40% thereafter)(1)(6)	913,660
11,040,000	Willis North America, Inc. 4.65%, 06/15/2027	11,093,073
		224,442,021
	Internet - 0.6%
	Alphabet, Inc.
25,400,000	4.50%, 05/15/2035	24,925,019
5,135,000	5.25%, 05/15/2055	5,038,478
2,575,000	5.30%, 05/15/2065	2,500,359
11,020,000	Amazon.com, Inc. 3.95%, 04/13/2052	8,658,859
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,204,190
8,040,000	5.40%, 08/15/2054	7,769,189
13,380,000	5.60%, 05/15/2053	13,271,041
	Prosus NV
865,000	3.83%, 02/08/2051(2)	557,646
485,000	3.83%, 02/08/2051(1)	312,668
	Rakuten Group, Inc.
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(6)(7)	1,587,702
1,325,000	9.75%, 04/15/2029(2)	1,450,766
EUR 1,475,000	United Group BV 6.39%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(8)	1,685,373
		71,961,290
	Investment Company Security - 0.0%
$ 485,000	Abu Dhabi Developmental Holding Co. PJSC 5.38%, 05/08/2029(2)	500,142
1,090,000	Ares Capital Corp. 5.50%, 09/01/2030	1,088,055
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,527,278
		5,115,475
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Iron/Steel - 0.0%
$ 2,353,000	ATI, Inc. 4.88%, 10/01/2029	$2,300,632
816,000	Krakatau Posco PT 6.38%, 06/11/2029(1)	821,789
		3,122,421
	IT Services - 0.9%
2,900,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(2)(11)	2,999,969
	Apple, Inc.
12,960,000	2.70%, 08/05/2051	8,080,082
6,520,000	3.85%, 08/04/2046	5,252,715
7,280,000	3.95%, 08/08/2052	5,763,291
3,620,000	4.38%, 05/13/2045	3,186,840
980,000	CACI International, Inc. 6.38%, 06/15/2033(2)	1,002,090
1,675,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	1,757,884
580,000	Gartner, Inc. 3.75%, 10/01/2030(2)	542,800
10,780,000	Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	10,740,017
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,404,655
30,050,000	5.25%, 02/05/2044	28,687,227
3,080,000	5.30%, 02/05/2054	2,858,161
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	2,812,220
	International Business Machines Corp.
4,755,000	4.15%, 05/15/2039	4,164,173
13,240,000	5.00%, 02/10/2032	13,445,033
6,095,000	McAfee Corp. 7.38%, 02/15/2030(2)(4)	5,651,218
		108,348,375
	Leisure Time - 0.1%
1,215,000	Carnival Corp. 6.00%, 05/01/2029(2)	1,225,775
	NCL Corp. Ltd.
965,000	5.88%, 02/15/2027(2)	967,859
1,935,000	6.75%, 02/01/2032(2)	1,987,478
300,000	8.13%, 01/15/2029(2)	315,162
	Viking Cruises Ltd.
575,000	5.88%, 09/15/2027(2)	574,629
2,350,000	9.13%, 07/15/2031(2)	2,528,402
		7,599,305
	Lodging - 0.2%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(1)	992,892
$ 1,495,000	5.00%, 05/18/2026(1)	1,478,657
1,445,000	5.05%, 01/27/2027(1)	1,408,796
	Las Vegas Sands Corp.
7,940,000	3.50%, 08/18/2026	7,819,535
565,000	3.90%, 08/08/2029	539,135
1,295,000	5.63%, 06/15/2028	1,315,609
740,000	6.00%, 06/14/2030	761,043
930,000	Sands China Ltd. 3.80%, 01/08/2026(12)	925,849
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(2)	3,227,411
2,729,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	2,523,004
		20,991,931
	Machinery-Diversified - 0.4%
15,910,000	Deere & Co. 5.45%, 01/16/2035	16,512,583
8,060,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	8,420,620
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,638,243

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Machinery-Diversified - 0.4% - (continued)
	Regal Rexnord Corp.
$ 2,860,000	6.05%, 02/15/2026	$2,858,385
510,000	6.30%, 02/15/2030	533,864
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,463,425
7,550,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	7,642,589
		45,069,709
	Media - 1.6%
	CCO Holdings LLC/CCO Holdings Capital Corp.
6,380,000	4.25%, 02/01/2031(2)	5,827,510
3,855,000	4.25%, 01/15/2034(2)(4)	3,321,669
2,670,000	4.50%, 08/15/2030(2)	2,498,106
1,325,000	5.00%, 02/01/2028(2)	1,300,197
875,000	7.38%, 03/01/2031(2)	899,544
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	13,495,805
201,000	2.30%, 02/01/2032	168,592
3,980,000	2.80%, 04/01/2031	3,525,914
10,000,000	3.50%, 03/01/2042	7,035,666
5,000,000	3.85%, 04/01/2061	3,074,169
1,605,000	4.80%, 03/01/2050	1,244,493
10,990,000	5.38%, 05/01/2047	9,319,156
4,595,000	5.75%, 04/01/2048	4,066,552
8,658,000	6.48%, 10/23/2045	8,423,966
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,777,161
4,900,000	2.99%, 11/01/2063	2,731,314
6,605,000	3.25%, 11/01/2039	5,142,721
6,640,000	3.40%, 07/15/2046	4,695,444
7,000,000	3.75%, 04/01/2040	5,757,439
14,015,000	4.95%, 05/15/2032	14,190,390
14,095,000	5.30%, 05/15/2035	14,265,676
	Cox Communications, Inc.
625,000	2.60%, 06/15/2031(2)	547,484
955,000	2.95%, 10/01/2050(2)	540,021
850,000	6.95%, 01/15/2028	869,469
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(2)	1,244,920
4,470,000	11.75%, 01/31/2029(2)	4,181,189
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,387,508
2,378,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(2)	2,293,286
1,560,000	EW Scripps Co. 9.88%, 08/15/2030(2)	1,550,252
	Gray Media, Inc.
550,000	7.25%, 08/15/2033(2)	547,107
1,895,000	9.63%, 07/15/2032(2)	1,911,622
	Paramount Global
4,000,000	4.20%, 05/19/2032	3,667,411
1,425,000	4.38%, 03/15/2043	1,078,541
10,200,000	4.95%, 01/15/2031	9,946,700
1,925,000	6.88%, 04/30/2036	2,002,989
2,595,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(4)(11)	2,591,838
1,425,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(2)	1,453,513
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	3,572,454
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Media - 1.6% - (continued)
$ 1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	$1,804,019
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	8,178,177
8,630,000	5.88%, 11/15/2040	8,163,768
2,825,000	6.75%, 06/15/2039	2,895,362
	Univision Communications, Inc.
4,800,000	8.50%, 07/31/2031(2)	4,874,736
1,060,000	9.38%, 08/01/2032(2)	1,099,857
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(1)	1,459,978
$ 1,785,000	4.50%, 08/15/2030(2)	1,659,797
	VTR Comunicaciones SpA
200,000	4.38%, 04/15/2029(1)	182,683
400,000	5.13%, 01/15/2028(1)	382,894
1,555,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,367,534
4,115,000	Ziggo BV 4.88%, 01/15/2030(2)	3,801,318
		192,017,911
	Mining - 1.2%
	Anglo American Capital PLC
935,000	2.63%, 09/10/2030(1)	843,602
260,000	2.88%, 03/17/2031(1)	235,905
20,570,000	3.88%, 03/16/2029(2)	20,069,885
670,000	4.75%, 03/16/2052(2)	559,688
8,630,000	5.63%, 04/01/2030(2)	8,963,184
260,000	5.63%, 04/01/2030(1)	270,038
12,000,000	5.75%, 04/05/2034(2)	12,399,232
11,335,000	BHP Billiton Finance USA Ltd. 5.13%, 02/21/2032	11,613,125
	Constellium SE
680,000	3.75%, 04/15/2029(2)	638,181
1,216,000	5.63%, 06/15/2028(2)	1,201,744
535,000	First Quantum Minerals Ltd. 8.00%, 03/01/2033(2)	551,276
	Fortescue Treasury Pty. Ltd.
310,000	4.38%, 04/01/2031(2)	290,439
1,050,000	4.50%, 09/15/2027(2)	1,034,899
13,210,000	5.88%, 04/15/2030(2)	13,375,509
428,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	431,035
	Glencore Funding LLC
340,000	3.38%, 09/23/2051(2)	225,876
435,000	3.88%, 04/27/2051(2)	319,433
13,275,000	4.91%, 04/01/2028(2)	13,396,655
11,720,000	5.40%, 05/08/2028(2)	11,951,722
1,630,000	5.89%, 04/04/2054(2)(4)	1,600,401
16,575,000	6.13%, 10/06/2028(2)	17,285,968
11,910,000	6.38%, 10/06/2030(2)	12,729,880
3,652,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	3,669,698
	Navoi Mining & Metallurgical Combinat
1,240,000	6.70%, 10/17/2028(2)	1,268,201
1,015,000	6.95%, 10/17/2031(2)	1,046,779
2,955,000	Novelis Corp. 4.75%, 01/30/2030(2)	2,830,612
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(2)	197,128
610,000	9.85%, 04/24/2033(2)	612,261
1,925,000	11.25%, 12/03/2031(2)	2,011,975
	WE Soda Investments Holding PLC
200,000	9.38%, 02/14/2031(2)	209,434
2,335,000	9.50%, 10/06/2028(2)(4)	2,434,513
		144,268,278

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Miscellaneous Manufacturing - 0.2%
$ 20,200,000	Siemens Funding BV 4.90%, 05/28/2032(2)	$20,535,878
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,798,354
12,485,000	3.28%, 12/01/2028	11,920,273
		16,718,627
	Oil & Gas - 2.2%
	Aker BP ASA
200,000	3.10%, 07/15/2031(2)	178,332
575,000	3.75%, 01/15/2030(2)	548,615
3,058,000	4.00%, 01/15/2031(2)	2,897,605
8,290,000	5.13%, 10/01/2034(2)	7,959,378
2,140,000	6.00%, 06/13/2033(2)	2,201,080
1,435,000	Apache Corp. 4.75%, 04/15/2043	1,064,738
	Azule Energy Finance PLC
2,495,000	8.13%, 01/23/2030(2)	2,513,535
655,000	8.13%, 01/23/2030(1)	659,866
	BP Capital Markets America, Inc.
3,210,000	2.94%, 06/04/2051	1,991,635
10,012,000	3.38%, 02/08/2061	6,423,354
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	3,853,223
5,795,000	5.55%, 03/15/2054	5,510,452
3,330,000	5.65%, 01/15/2065	3,153,457
	Coterra Energy, Inc.
7,200,000	5.40%, 02/15/2035	7,096,874
7,683,000	5.60%, 03/15/2034	7,723,273
3,520,000	5.90%, 02/15/2055	3,276,390
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	4,320,097
	Diamondback Energy, Inc.
1,175,000	5.90%, 04/18/2064	1,085,139
1,840,000	6.25%, 03/15/2033	1,956,125
12,629,000	6.25%, 03/15/2053	12,528,394
	Ecopetrol SA
2,432,000	4.63%, 11/02/2031	2,099,746
13,310,000	7.75%, 02/01/2032	13,253,764
1,805,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(1)	1,819,102
	Energean Israel Finance Ltd.
780,000	5.38%, 03/30/2028(1)	750,653
1,527,000	5.88%, 03/30/2031(1)	1,426,066
	Eni SpA
5,000,000	5.50%, 05/15/2034(2)	5,044,579
7,005,000	5.75%, 05/19/2035(2)	7,148,382
	EOG Resources, Inc.
8,145,000	5.00%, 07/15/2032	8,206,216
11,220,000	5.35%, 01/15/2036	11,303,678
7,570,000	5.65%, 12/01/2054	7,359,876
	Hess Corp.
7,003,000	7.13%, 03/15/2033	8,038,131
7,867,000	7.30%, 08/15/2031	8,994,291
855,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	800,575
	Matador Resources Co.
175,000	6.25%, 04/15/2033(2)	173,370
1,005,000	6.50%, 04/15/2032(2)	1,007,965
2,200,000	6.88%, 04/15/2028(2)	2,236,024
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(1)	575,519
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	2,058,650
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Oil & Gas - 2.2% - (continued)
$ 365,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	$372,288
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,772,236
10,240,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	10,594,397
	Permian Resources Operating LLC
1,020,000	6.25%, 02/01/2033(2)	1,026,067
780,000	8.00%, 04/15/2027(2)	797,563
435,000	Petroleos de Venezuela SA 6.00%, 05/16/2024(1)(9)	60,030
	Petroleos Mexicanos
715,000	5.95%, 01/28/2031	663,661
475,000	6.70%, 02/16/2032	452,769
4,530,000	6.75%, 09/21/2047	3,509,045
	Petronas Capital Ltd.
1,335,000	4.95%, 01/03/2031(2)	1,356,661
695,000	5.34%, 04/03/2035(2)	705,614
1,300,000	5.85%, 04/03/2055(2)	1,310,435
1,320,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	1,371,101
	Raizen Fuels Finance SA
1,520,000	6.70%, 02/25/2037(2)	1,475,670
305,000	6.70%, 02/25/2037(1)	296,105
2,780,000	6.95%, 03/05/2054(2)	2,596,511
	Saudi Arabian Oil Co.
920,000	3.25%, 11/24/2050(1)	588,673
2,010,000	5.88%, 07/17/2064(1)	1,870,506
4,199,000	Shell Finance U.S., Inc. 4.00%, 05/10/2046	3,330,510
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,716,956
8,425,000	3.00%, 11/26/2051	5,404,549
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	3,094,087
1,505,000	6.75%, 08/01/2029(2)	1,506,189
1,170,000	7.00%, 08/01/2032(2)	1,158,559
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(1)	1,281,086
	Sunoco LP
1,495,000	6.25%, 07/01/2033(2)	1,514,138
1,045,000	7.00%, 05/01/2029(2)	1,081,646
1,840,000	7.25%, 05/01/2032(2)	1,928,311
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(2)	845,540
2,700,000	9.38%, 02/01/2031(2)	2,753,228
	Thaioil Treasury Center Co. Ltd.
814,000	2.50%, 06/18/2030(1)	717,321
690,000	3.75%, 06/18/2050(1)	453,353
	TotalEnergies Capital SA
4,813,000	5.28%, 09/10/2054	4,465,859
4,235,000	5.64%, 04/05/2064	4,060,992
	Transocean, Inc.
941,000	8.50%, 05/15/2031(2)	864,559
3,620,000	8.75%, 02/15/2030(2)	3,753,104
	Var Energi ASA
525,000	5.88%, 05/22/2030(2)	540,269
5,775,000	6.50%, 05/22/2035(2)	5,984,644
	Viper Energy Partners LLC
665,000	4.90%, 08/01/2030	662,194
15,035,000	5.70%, 08/01/2035	14,943,286
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(2)	386,705
210,000	7.88%, 04/15/2032(2)(4)	184,319

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Oil & Gas - 2.2% - (continued)
$ 1,675,000	9.75%, 10/15/2030	$1,571,265
	YPF SA
1,515,000	6.95%, 07/21/2027(1)	1,514,747
2,086,000	8.25%, 01/17/2034(2)	2,104,753
		261,879,650
	Oil & Gas Services - 0.1%
2,747,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	2,828,773
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	3,230,320
2,000,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	2,054,624
		8,113,717
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)(4)	2,804,500
3,135,000	5.25%, 08/15/2027(2)(4)	1,504,800
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(2)	1,538,020
908,000	6.75%, 04/15/2032(2)	930,074
	Graphic Packaging International LLC
1,335,000	3.75%, 02/01/2030(2)	1,247,700
150,000	6.38%, 07/15/2032(2)	151,809
3,495,000	LABL, Inc. 8.63%, 10/01/2031(2)	2,902,966
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(2)	1,729,965
1,475,000	9.25%, 04/15/2027(2)	1,459,875
	Owens-Brockway Glass Container, Inc.
1,870,000	7.25%, 05/15/2031(2)(4)	1,891,013
1,025,000	7.38%, 06/01/2032(2)(4)	1,032,742
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(12)	920,212
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	15,582,467
		33,696,143
	Pharmaceuticals - 1.3%
5,235,000	1261229 BC Ltd. 10.00%, 04/15/2032(2)	5,329,695
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	4,038,899
7,300,000	4.45%, 05/14/2046	6,246,158
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,213,141
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,141,433
2,310,000	6.25%, 11/15/2053	2,458,757
	Cardinal Health, Inc.
10,210,000	5.00%, 11/15/2029	10,374,674
13,200,000	5.13%, 02/15/2029	13,465,538
	CVS Health Corp.
3,340,000	1.88%, 02/28/2031	2,854,648
10,850,000	2.13%, 09/15/2031	9,256,160
5,000,000	3.00%, 08/15/2026	4,914,552
8,115,000	4.78%, 03/25/2038	7,415,360
12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(6)	12,881,077
	CVS Pass-Through Trust
4,900	6.04%, 12/10/2028	4,948
13,673	6.94%, 01/10/2030	14,029
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Pharmaceuticals - 1.3% - (continued)
	Eli Lilly & Co.
$ 4,450,000	5.50%, 02/12/2055	$4,429,006
5,790,000	5.60%, 02/12/2065	5,795,077
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,540,345
5,955,000	5.34%, 05/19/2063	5,451,320
10,000,000	Pfizer, Inc. 4.30%, 06/15/2043	8,541,228
6,000,000	Takeda Pharmaceutical Co. Ltd. 5.30%, 07/05/2034(4)	6,074,146
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,128,693
	Teva Pharmaceutical Finance Netherlands III BV
$ 4,904,000	3.15%, 10/01/2026	4,796,714
5,404,000	4.75%, 05/09/2027	5,363,607
13,865,000	Viatris, Inc. 2.70%, 06/22/2030	12,292,131
		154,021,336
	Pipelines - 2.1%
2,471,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(1)	2,131,213
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
2,750,000	5.75%, 01/15/2028(2)	2,745,762
1,400,000	6.63%, 02/01/2032(2)	1,439,145
	Buckeye Partners LP
2,930,000	4.50%, 03/01/2028(2)	2,860,105
2,174,000	5.60%, 10/15/2044	1,833,378
1,610,000	6.88%, 07/01/2029(2)	1,657,324
12,225,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(2)	12,286,632
	Columbia Pipelines Holding Co. LLC
5,255,000	5.10%, 10/01/2031(2)	5,277,400
6,265,000	5.68%, 01/15/2034(2)	6,354,027
	Columbia Pipelines Operating Co. LLC
3,735,000	6.04%, 11/15/2033(2)	3,926,083
4,037,000	6.54%, 11/15/2053(2)	4,169,217
	DT Midstream, Inc.
176,000	4.30%, 04/15/2032(2)	164,597
9,630,000	4.38%, 06/15/2031(2)	9,165,849
	EIG Pearl Holdings SARL
1,449,259	3.55%, 08/31/2036(1)	1,300,933
604,519	3.55%, 08/31/2036(2)	542,649
	Enbridge, Inc.
5,030,000	4.90%, 06/20/2030(4)	5,074,138
5,030,000	5.55%, 06/20/2035	5,077,709
15,980,000	5.70%, 03/08/2033	16,553,002
	Energy Transfer LP
655,000	5.00%, 05/15/2050	547,427
2,993,000	5.15%, 03/15/2045	2,620,517
3,853,000	5.30%, 04/15/2047	3,392,992
2,007,000	5.40%, 10/01/2047	1,786,237
2,185,000	5.95%, 05/15/2054	2,065,317
2,545,000	6.00%, 06/15/2048	2,436,703
1,840,000	6.05%, 09/01/2054	1,765,542
4,245,000	6.10%, 12/01/2028	4,441,072
15,110,000	6.40%, 12/01/2030	16,214,507
	Enterprise Products Operating LLC
12,495,000	4.60%, 01/15/2031	12,484,668
4,720,000	5.20%, 01/15/2036	4,728,036
	Galaxy Pipeline Assets Bidco Ltd.
1,809,703	2.16%, 03/31/2034(1)	1,613,393
915,000	2.63%, 03/31/2036(2)	785,200

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Pipelines - 2.1% - (continued)
$ 750,000	2.63%, 03/31/2036(1)	$643,676
	Greensaif Pipelines Bidco SARL
273,000	6.10%, 08/23/2042(2)	277,561
530,000	6.13%, 02/23/2038(1)	550,315
10,230,000	Gulfstream Natural Gas System LLC 5.60%, 07/23/2035(2)	10,288,590
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(2)	7,004,687
690,000	MPLX LP 4.90%, 04/15/2058	552,393
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	1,998,783
	ONEOK, Inc.
6,225,000	4.75%, 10/15/2031	6,166,248
6,585,000	4.85%, 02/01/2049	5,358,269
14,335,000	5.05%, 11/01/2034	13,933,937
7,145,000	5.70%, 11/01/2054	6,561,567
6,474,000	6.35%, 01/15/2031	6,898,833
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(2)	3,064,466
550,000	Southern Natural Gas Co. LLC 5.45%, 08/01/2035(2)	550,948
	Targa Resources Corp.
1,870,000	4.90%, 09/15/2030	1,880,058
13,270,000	5.55%, 08/15/2035	13,297,353
4,415,000	5.65%, 02/15/2036	4,443,485
4,352,000	6.25%, 07/01/2052	4,288,895
3,850,000	6.50%, 03/30/2034	4,136,776
6,433,000	6.50%, 02/15/2053	6,571,436
590,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(6)	594,951
1,735,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(6)	1,687,219
	Venture Global Plaquemines LNG LLC
1,160,000	6.50%, 01/15/2034(2)	1,193,351
890,000	6.75%, 01/15/2036(2)	915,548
	Whistler Pipeline LLC
715,000	5.40%, 09/30/2029(2)	724,991
8,723,000	5.70%, 09/30/2031(2)	8,905,761
		249,930,871
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	3,595,637
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(1)(9)	17,030
200,000	5.40%, 05/27/2025(1)(9)	16,750
860,000	5.63%, 01/14/2030(1)(9)	71,965
930,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(1)	895,501
1,190,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	1,155,990
		5,752,873
	Real Estate Investment Trusts - 2.0%
8,450,000	American Tower Corp. 5.25%, 07/15/2028	8,640,774
12,670,000	American Tower Trust I 5.49%, 03/15/2053(2)	12,844,187
	Brandywine Operating Partnership LP
1,145,000	4.55%, 10/01/2029(4)	1,076,383
105,000	8.30%, 03/15/2028(12)	111,403
1,500,000	8.88%, 04/12/2029	1,608,362
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Real Estate Investment Trusts - 2.0% - (continued)
	Brixmor Operating Partnership LP
$ 14,080,000	4.13%, 05/15/2029	$13,829,458
17,010,000	5.20%, 04/01/2032	17,196,074
1,045,000	Champion MTN Ltd. 2.95%, 06/15/2030(1)	875,728
	Cousins Properties LP
9,090,000	5.38%, 02/15/2032	9,176,247
3,000,000	5.88%, 10/01/2034	3,086,538
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	29,610,923
6,880,000	3.30%, 07/01/2030	6,442,839
6,725,000	3.65%, 09/01/2027	6,601,063
6,557,000	4.15%, 07/01/2050	5,015,344
3,457,000	4.30%, 02/15/2029	3,411,525
6,766,000	4.90%, 09/01/2029	6,814,429
10,140,000	5.60%, 06/01/2029	10,455,540
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,298,552
6,715,000	4.00%, 01/15/2031	6,327,987
4,750,000	5.30%, 01/15/2029	4,793,662
4,253,000	5.75%, 06/01/2028	4,344,954
	Hudson Pacific Properties LP
295,000	3.25%, 01/15/2030	235,694
4,505,000	4.65%, 04/01/2029(4)	3,928,252
595,000	5.95%, 02/15/2028	569,796
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,031,868
370,000	6.25%, 01/15/2033(2)	376,319
1,825,000	7.00%, 02/15/2029(2)	1,874,779
1,950,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(2)	2,026,840
2,925,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	2,916,807
12,655,000	Prologis LP 4.75%, 01/15/2031	12,761,149
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(2)	352,299
3,345,000	7.25%, 07/15/2028(2)	3,449,484
	Simon Property Group LP
3,885,000	3.25%, 09/13/2049	2,618,075
10,325,000	4.75%, 09/26/2034	10,053,318
	Trust Fibra Uno
245,000	4.87%, 01/15/2030(2)	233,649
200,000	4.87%, 01/15/2030(1)	190,734
2,445,000	7.38%, 02/13/2034(2)	2,530,687
360,000	7.38%, 02/13/2034(1)	372,617
	Welltower OP LLC
15,360,000	2.75%, 01/15/2032	13,680,936
22,700,000	4.50%, 07/01/2030	22,622,820
		239,388,095
	Retail - 0.7%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(2)	1,707,918
755,000	3.88%, 01/15/2028(2)	728,231
2,020,000	4.38%, 01/15/2028(2)	1,973,921
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(2)	1,627,689
236,000	4.75%, 03/01/2030	226,659
1,445,000	5.00%, 02/15/2032(2)	1,366,829
	Boots Group Finco LP
EUR 240,000	5.38%, 08/31/2032(2)	280,393
GBP 820,000	7.38%, 08/31/2032(2)	1,103,238

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Retail - 0.7% - (continued)
$ 3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	$3,453,191
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	1,539,877
5,000,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)(4)	4,387,500
5,000,000	McDonald's Corp. 6.30%, 10/15/2037	5,438,431
1,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	1,050,689
9,570,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	9,483,790
	PetSmart, Inc./PetSmart Finance Corp.
1,055,000	4.75%, 02/15/2028(2)	1,035,302
2,375,000	7.75%, 02/15/2029(2)	2,324,134
2,851,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	2,793,943
6,050,000	Staples, Inc. 10.75%, 09/01/2029(2)	5,672,851
20,225,000	Starbucks Corp. 4.50%, 05/15/2028	20,298,541
1,700,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)(4)	1,582,039
1,500,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(2)	1,572,051
2,000,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029(4)	2,146,856
	Yum! Brands, Inc.
646,000	4.63%, 01/31/2032(4)	618,410
865,000	4.75%, 01/15/2030(2)	852,560
3,439,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	3,439,344
		76,704,387
	Semiconductors - 1.0%
	Broadcom, Inc.
5,685,000	4.35%, 02/15/2030	5,643,775
12,805,000	4.90%, 07/15/2032	12,844,480
7,839,000	4.93%, 05/15/2037(2)	7,575,351
9,825,000	5.20%, 04/15/2032	10,070,853
14,165,000	Entegris, Inc. 4.75%, 04/15/2029(2)	13,875,111
	Foundry JV Holdco LLC
1,050,000	5.50%, 01/25/2031(2)	1,071,645
1,015,000	6.15%, 01/25/2032(2)	1,061,868
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,300,997
3,430,000	3.05%, 08/12/2051	1,982,907
1,955,000	3.10%, 02/15/2060	1,051,578
8,954,000	3.73%, 12/08/2047	6,127,720
5,000,000	5.63%, 02/10/2043	4,661,775
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,734,143
	Micron Technology, Inc.
10,000,000	5.30%, 01/15/2031	10,205,883
6,025,000	5.65%, 11/01/2032	6,228,124
1,205,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	1,081,742
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	8,056,827
3,395,000	4.50%, 05/20/2052	2,859,977
18,965,000	4.75%, 05/20/2032	19,134,771
		120,569,527
	Software - 1.3%
4,545,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	4,467,971
	Cloud Software Group, Inc.
1,250,000	8.25%, 06/30/2032(2)	1,331,039
3,650,000	9.00%, 09/30/2029(2)	3,777,243
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Software - 1.3% - (continued)
$ 22,900,000	Fiserv, Inc. 4.75%, 03/15/2030	$22,961,733
	Open Text Corp.
410,000	3.88%, 02/15/2028(2)	394,629
2,185,000	3.88%, 12/01/2029(2)	2,045,254
13,365,000	6.90%, 12/01/2027(2)	13,799,576
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(2)	1,523,124
680,000	4.13%, 12/01/2031(2)	618,835
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	7,016,550
5,550,000	2.95%, 04/01/2030	5,163,887
18,654,000	3.60%, 04/01/2050	12,809,136
8,610,000	3.85%, 04/01/2060	5,804,377
7,000,000	3.90%, 05/15/2035	6,276,205
9,109,000	3.95%, 03/25/2051	6,617,099
21,160,000	4.00%, 07/15/2046	16,161,588
13,230,000	4.00%, 11/15/2047	10,019,986
5,400,000	4.70%, 09/27/2034	5,188,340
11,085,000	6.00%, 08/03/2055	10,858,251
4,300,000	6.50%, 04/15/2038	4,631,633
1,605,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	1,510,721
	Rocket Software, Inc.
3,000,000	6.50%, 02/15/2029(2)	2,916,934
825,000	9.00%, 11/28/2028(2)	851,362
2,855,000	UKG, Inc. 6.88%, 02/01/2031(2)	2,931,129
		149,676,602
	Telecommunications - 2.2%
1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	998,725
1,200,000	Altice France Holding SA 10.50%, 05/15/2027(2)(9)	439,500
	Altice France SA
660,000	5.50%, 01/15/2028(2)	586,575
800,000	5.50%, 10/15/2029(2)	693,730
4,075,000	8.13%, 02/01/2027(2)	3,776,398
	AT&T, Inc.
20,975,000	3.50%, 06/01/2041	16,403,076
16,539,000	3.50%, 09/15/2053	11,142,200
13,467,000	3.55%, 09/15/2055	9,029,136
12,570,000	3.65%, 06/01/2051	8,857,752
17,520,000	3.80%, 12/01/2057	12,170,550
12,700,000	4.70%, 08/15/2030	12,796,579
12,650,000	5.38%, 08/15/2035	12,828,278
6,350,000	6.05%, 08/15/2056	6,437,159
	Cisco Systems, Inc.
10,625,000	5.10%, 02/24/2035	10,801,998
5,325,000	5.30%, 02/26/2054	5,130,812
4,100,000	5.50%, 01/15/2040	4,198,466
	EchoStar Corp.
2,852,093	6.75%, 11/30/2030(5)	2,702,358
4,125,000	10.75%, 11/30/2029	4,346,719
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(2)	1,554,748
1,041,000	7.20%, 07/18/2036(2)	1,030,798
606,000	7.72%, 06/04/2038(2)	602,991
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(6)(7)	1,435,233
	Iliad Holding SASU
EUR 2,185,000	6.88%, 04/15/2031(2)	2,681,063
$ 730,000	7.00%, 10/15/2028(2)	740,946
830,000	7.00%, 04/15/2032(2)	851,903

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Telecommunications - 2.2% - (continued)
	Kaixo Bondco Telecom SA
EUR 1,385,000	5.13%, 09/30/2029(2)	$1,604,077
1,250,000	5.13%, 09/30/2029(1)	1,447,723
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(2)	2,368,226
390,000	3.88%, 10/15/2030(2)	334,425
3,485,000	4.00%, 04/15/2031(2)(4)	2,997,100
675,000	4.88%, 06/15/2029(2)	632,813
730,000	6.88%, 06/30/2033(2)	739,749
	Millicom International Cellular SA
1,385,000	4.50%, 04/27/2031(1)	1,276,151
1,080,000	6.25%, 03/25/2029(1)	1,080,802
603,000	6.25%, 03/25/2029(2)	603,448
380,000	7.38%, 04/02/2032(2)	390,362
	NTT Finance Corp.
4,365,000	4.88%, 07/16/2030(2)	4,389,698
8,990,000	5.17%, 07/16/2032(2)	9,067,606
5,025,000	5.50%, 07/16/2035(2)	5,102,877
473,000	Silknet JSC 8.38%, 01/31/2027(1)	474,182
1,405,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	1,410,217
3,069,000	Telecom Argentina SA 9.25%, 05/28/2033(2)	3,170,283
	Telecom Italia Capital SA
349,000	7.20%, 07/18/2036	365,891
401,000	7.72%, 06/04/2038	432,004
	T-Mobile USA, Inc.
4,895,000	3.40%, 10/15/2052	3,265,073
11,270,000	4.20%, 10/01/2029	11,155,921
13,135,000	4.38%, 04/15/2040	11,604,354
6,150,000	4.50%, 04/15/2050	5,051,133
6,580,000	5.13%, 05/15/2032	6,675,637
5,380,000	5.25%, 06/15/2055	4,889,802
10,510,000	5.30%, 05/15/2035	10,590,732
4,340,000	5.88%, 11/15/2055	4,327,471
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	589,227
1,960,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	2,014,114
	Veon Midco BV
2,620,000	3.38%, 11/25/2027(1)	2,418,864
1,120,000	3.38%, 11/25/2027(2)	1,034,018
1,535,000	9.00%, 07/15/2029(2)	1,573,750
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,406,552
13,220,000	3.40%, 03/22/2041	10,192,690
2,101,000	Verizon Pennsylvania LLC 6.00%, 12/01/2028	2,160,721
1,341,402	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(1)(12)	1,277,881
		255,353,267
	Transportation - 0.5%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	7,213,204
10,775,000	5.80%, 03/15/2056	10,951,233
	FedEx Corp.
625,000	4.55%, 04/01/2046(2)	506,130
675,000	4.75%, 11/15/2045(2)	556,577
	Norfolk Southern Corp.
3,430,000	4.55%, 06/01/2053	2,883,456
3,734,000	4.65%, 01/15/2046	3,274,776
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.5% - (continued)
	Transportation - 0.5% - (continued)
$ 5,075,000	5.10%, 05/01/2035	$5,096,627
595,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(1)	591,821
1,260,000	Stonepeak Nile Parent LLC 7.25%, 03/15/2032(2)	1,323,432
	Union Pacific Corp.
14,875,000	5.10%, 02/20/2035(4)	15,034,355
7,355,000	5.60%, 12/01/2054	7,276,525
		54,708,136
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	10,128,066
6,420,000	4.40%, 07/01/2027(2)	6,392,907
5,785,000	5.25%, 02/01/2030(2)	5,900,987
3,620,000	6.20%, 06/15/2030(2)	3,838,676
		26,260,636
	Water - 0.0%
	Aegea Finance SARL
840,000	6.75%, 05/20/2029(1)	847,673
1,900,000	9.00%, 01/20/2031(2)	2,042,123
		2,889,796
	Total Corporate Bonds (cost $5,652,783,034)	$5,584,804,862
FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
	Angola - 0.0%
1,176,000	Angola Government International Bonds 8.25%, 05/09/2028(1)	$1,139,316
	Argentina - 0.4%
	Argentina Republic Government International Bonds
9,050,337	0.75%, 07/09/2030(12)	6,999,441
328,000	1.00%, 07/09/2029	266,336
6,013,000	3.50%, 07/09/2041(12)	3,658,910
48,237,751	4.13%, 07/09/2035(12)	31,836,916
3,829,000	5.00%, 01/09/2038(12)	2,689,872
ARS 1,523,358,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	1,126,164
$ 435,000	Provincia de Cordoba 9.75%, 07/02/2032(2)	439,350
		47,016,989
	Armenia - 0.0%
	Republic of Armenia International Bonds
2,005,000	6.75%, 03/12/2035(2)	1,957,193
200,000	6.75%, 03/12/2035(1)	195,293
		2,152,486
	Azerbaijan - 0.0%
1,766,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(1)	1,606,774
	Benin - 0.0%
	Benin Government International Bonds
EUR 275,000	4.88%, 01/19/2032(1)	291,758
591,000	4.95%, 01/22/2035(1)	601,081
1,222,000	6.88%, 01/19/2052(1)	1,191,410
$ 566,000	7.96%, 02/13/2038(2)	548,120
1,841,000	7.96%, 02/13/2038(1)	1,782,761
		4,415,130

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Bermuda - 0.0%
	Bermuda Government International Bonds
$ 1,397,000	2.38%, 08/20/2030(1)	$1,241,737
1,550,000	5.00%, 07/15/2032(1)	1,535,632
		2,777,369
	Brazil - 0.2%
	Brazil Government International Bonds
7,515,000	4.75%, 01/14/2050	5,283,508
3,234,000	5.00%, 01/27/2045	2,435,364
5,020,000	6.63%, 03/15/2035	5,042,403
BRL 33,507,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	5,157,538
		17,918,813
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 4,250,000	4.88%, 05/13/2036(1)	5,354,221
$ 2,928,000	5.00%, 03/05/2037(1)	2,853,542
		8,207,763
	Chile - 0.0%
	Chile Government International Bonds
3,552,000	3.10%, 01/22/2061	2,125,872
764,000	4.95%, 01/05/2036	746,848
2,160,000	5.65%, 01/13/2037	2,226,852
		5,099,572
	Colombia - 0.3%
	Colombia Government International Bonds
15,159,000	3.13%, 04/15/2031	12,745,081
7,729,000	4.13%, 02/22/2042	5,074,784
3,185,000	4.13%, 05/15/2051	1,896,604
2,036,000	5.00%, 06/15/2045	1,420,110
2,320,000	5.20%, 05/15/2049	1,602,586
1,884,000	5.63%, 02/26/2044	1,432,122
7,010,000	7.75%, 11/07/2036	6,988,970
575,000	8.38%, 11/07/2054	559,711
		31,719,968
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
895,000	5.63%, 04/30/2043(1)	802,144
510,000	7.00%, 04/04/2044(1)	518,925
3,975,000	7.16%, 03/12/2045(1)	4,112,853
3,140,000	7.30%, 11/13/2054(2)	3,261,675
		8,695,597
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(1)	1,772,395
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
$ 4,752,000	4.50%, 01/30/2030(1)	4,528,181
3,335,000	4.88%, 09/23/2032(1)	3,082,540
1,535,000	5.50%, 02/22/2029(2)	1,532,237
761,000	5.50%, 02/22/2029(1)	759,630
285,000	5.95%, 01/25/2027(1)	287,351
557,000	6.00%, 07/19/2028(1)	566,748
		10,756,687
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Ecuador - 0.2%
	Ecuador Government International Bonds
$ 4,980,000	0.00%, 07/31/2030(1)(3)	$3,565,680
15,775,000	5.00%, 07/31/2040(1)(12)	9,867,262
8,841,543	6.90%, 07/31/2035(1)(12)	6,600,212
		20,033,154
	Egypt - 0.1%
	Egypt Government International Bonds
3,564,000	5.80%, 09/30/2027(1)	3,486,723
235,000	7.50%, 02/16/2061(1)	171,427
2,475,000	7.90%, 02/21/2048(1)	1,914,887
2,840,000	8.50%, 01/31/2047(1)	2,306,548
1,579,000	8.63%, 02/04/2030(2)	1,601,763
1,560,000	8.70%, 03/01/2049(1)	1,282,066
		10,763,414
	El Salvador - 0.0%
	El Salvador Government International Bonds
466,000	8.25%, 04/10/2032(1)	474,621
538,000	8.63%, 02/28/2029(1)	557,906
920,000	9.65%, 11/21/2054(1)	947,600
		1,980,127
	Gabon - 0.0%
	Gabon Government International Bonds
1,803,000	6.63%, 02/06/2031(1)	1,479,054
3,090,000	6.63%, 02/06/2031(2)	2,536,526
		4,015,580
	Ghana - 0.0%
	Ghana Government International Bonds
765,000	5.00%, 07/03/2029(1)(12)	726,931
2,490,000	5.00%, 07/03/2035(1)(12)	1,999,524
		2,726,455
	Guatemala - 0.1%
	Guatemala Government Bonds
705,000	4.38%, 06/05/2027(1)	694,192
750,000	4.88%, 02/13/2028(1)	742,913
2,716,000	6.25%, 08/15/2036(2)	2,729,743
1,020,000	6.55%, 02/06/2037(1)	1,037,932
690,000	6.88%, 08/15/2055(2)	684,659
		5,889,439
	Hungary - 0.2%
	Hungary Government Bonds
HUF 459,130,000	2.25%, 04/20/2033	949,739
236,240,000	7.00%, 10/24/2035	665,927
	Hungary Government International Bonds
$ 10,125,000	2.13%, 09/22/2031(1)	8,480,250
860,000	5.38%, 09/26/2030(2)	870,776
640,000	5.50%, 06/16/2034(1)	632,461
9,585,000	6.00%, 09/26/2035(2)	9,651,602
2,200,000	6.25%, 09/22/2032(2)	2,304,841
		23,555,596
	Jordan - 0.0%
1,650,000	Jordan Government International Bonds 6.13%, 01/29/2026(1)	1,652,189
	Mexico - 0.7%
30,915,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(2)	31,054,117

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Mexico - 0.7% - (continued)
	Mexico Bonos
MXN 42,147,100	7.75%, 05/29/2031	$2,119,553
2,171,200	8.00%, 07/31/2053	93,942
	Mexico Government International Bonds
$ 7,197,000	3.77%, 05/24/2061	4,206,647
4,005,000	4.28%, 08/14/2041	3,063,825
4,075,000	4.40%, 02/12/2052	2,846,388
5,440,000	4.50%, 01/31/2050	3,944,000
542,000	4.60%, 01/23/2046	408,939
370,000	4.60%, 02/10/2048	274,725
6,250,000	5.00%, 04/27/2051	4,828,125
19,200,000	5.85%, 07/02/2032	19,315,200
3,693,000	6.00%, 05/07/2036	3,619,140
2,836,000	6.40%, 05/07/2054	2,599,194
1,140,000	6.63%, 01/29/2038	1,145,700
7,900,000	6.88%, 05/13/2037	8,152,800
		87,672,295
	Mongolia - 0.1%
1,330,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(1)	1,351,941
	Mongolia Government International Bonds
266,000	3.50%, 07/07/2027(2)	251,667
2,665,000	3.50%, 07/07/2027(1)	2,521,397
950,000	6.63%, 02/25/2030(2)	947,152
1,074,000	7.88%, 06/05/2029(2)	1,129,984
2,660,000	7.88%, 06/05/2029(1)	2,798,658
3,255,000	8.65%, 01/19/2028(1)	3,438,870
		12,439,669
	Morocco - 0.0%
	Morocco Government International Bonds
1,200,000	3.00%, 12/15/2032(1)	1,022,003
EUR 1,200,000	4.75%, 04/02/2035(2)	1,378,323
		2,400,326
	Oman - 0.1%
	Oman Government International Bonds
$ 1,880,000	5.63%, 01/17/2028(1)	1,918,474
2,899,000	6.50%, 03/08/2047(1)	3,044,021
800,000	6.75%, 10/28/2027(1)	835,287
5,745,000	6.75%, 01/17/2048(1)	6,156,640
3,328,000	7.00%, 01/25/2051(1)	3,686,579
		15,641,001
	Paraguay - 0.1%
	Paraguay Government International Bonds
2,184,000	3.85%, 06/28/2033(1)	1,977,612
2,717,000	5.40%, 03/30/2050(1)	2,363,790
365,000	5.85%, 08/21/2033(1)	372,063
610,000	6.00%, 02/09/2036(1)	624,121
720,000	6.10%, 08/11/2044(1)	699,840
3,260,000	6.65%, 03/04/2055(2)	3,292,274
		9,329,700
	Peru - 0.1%
	Peru Government Bonds
PEN 11,526,000	5.40%, 08/12/2034	3,030,832
9,605,000	6.85%, 08/12/2035(1)	2,744,771
	Peru Government International Bonds
$ 1,016,000	2.78%, 12/01/2060	538,257
5,525,000	3.00%, 01/15/2034	4,655,034
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Peru - 0.1% - (continued)
$ 1,555,000	5.38%, 02/08/2035	$1,548,111
4,087,000	5.50%, 03/30/2036	4,065,952
530,000	5.88%, 08/08/2054	510,109
		17,093,066
	Poland - 0.1%
PLN 7,264,000	Republic of Poland Government Bonds 5.00%, 10/25/2034	1,886,514
$ 7,071,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	6,605,665
		8,492,179
	Romania - 0.3%
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(1)	729,814
1,286,000	2.75%, 04/14/2041(1)	954,434
584,000	2.88%, 04/13/2042(1)	432,331
2,061,000	3.38%, 01/28/2050(1)	1,493,397
1,010,000	3.88%, 10/29/2035(1)	983,459
1,555,000	5.25%, 03/10/2030(2)	1,835,648
2,628,000	5.63%, 05/30/2037(2)	2,887,019
$ 630,000	5.75%, 03/24/2035(1)	596,543
10,296,000	5.88%, 01/30/2029(2)	10,454,901
3,636,000	6.00%, 05/25/2034(1)	3,537,392
EUR 505,000	6.25%, 09/10/2034(2)	597,514
$ 2,036,000	6.38%, 01/30/2034(1)	2,030,245
EUR 1,250,000	6.63%, 09/27/2029(1)	1,552,677
$ 1,570,000	7.13%, 01/17/2033(1)	1,664,932
1,550,000	7.50%, 02/10/2037(2)	1,644,780
1,630,000	7.50%, 02/10/2037(1)	1,729,702
		33,124,788
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(1)	3,960,898
1,920,000	3.75%, 01/21/2055(1)	1,319,132
405,000	3.75%, 01/21/2055(1)	278,254
		5,558,284
	Serbia - 0.1%
	Serbia International Bonds
EUR 410,000	1.65%, 03/03/2033(1)	389,697
960,000	2.05%, 09/23/2036(1)	846,474
$ 3,806,000	2.13%, 12/01/2030(1)	3,255,730
1,460,000	6.00%, 06/12/2034(1)	1,488,850
1,459,000	6.25%, 05/26/2028(1)	1,505,965
545,000	6.50%, 09/26/2033(1)	575,623
		8,062,339
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 24,610,000	6.25%, 03/31/2036	1,030,680
35,569,000	6.50%, 02/28/2041	1,359,269
12,805,000	8.50%, 01/31/2037	624,717
27,620,000	8.75%, 01/31/2044	1,270,977
14,946,015	11.63%, 03/31/2053	884,442
	Republic of South Africa Government International Bonds
$ 2,400,000	5.00%, 10/12/2046	1,670,062
3,422,000	5.75%, 09/30/2049	2,535,339
1,210,000	7.30%, 04/20/2052	1,091,902
4,640,000	7.95%, 11/19/2054(2)	4,409,600
		14,876,988

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
$ 1,535,300	3.35%, 03/15/2033(2)(12)	$1,255,667
1,036,681	3.60%, 06/15/2035(2)(12)	734,702
1,445,000	3.60%, 06/15/2035(1)(12)	1,024,080
719,479	3.60%, 05/15/2036(2)(4)(12)	603,643
1,439,567	3.60%, 02/15/2038(2)(12)	1,206,670
2,560,000	3.60%, 02/15/2038(1)(12)	2,145,837
		6,970,599
	Supranational - 0.0%
	European Investment Bank
INR 139,000,000	6.88%, 02/28/2035(1)	1,611,960
28,100,000	6.88%, 02/28/2035(2)	325,705
		1,937,665
	Turkey - 0.3%
	Hazine Mustesarligi Varlik Kiralama AS
$ 2,804,000	6.75%, 09/01/2030(2)	2,816,824
565,000	8.51%, 01/14/2029(2)	602,429
2,884,000	Republic of Turkiye 6.50%, 01/03/2035	2,761,501
	Turkiye Government International Bonds
5,089,000	5.88%, 06/26/2031	4,880,255
1,175,000	5.95%, 01/15/2031	1,139,184
2,472,000	7.13%, 02/12/2032	2,500,182
7,365,000	7.13%, 07/17/2032	7,434,177
2,727,000	7.25%, 05/29/2032	2,772,340
1,687,000	7.63%, 05/15/2034	1,747,319
8,908,000	9.38%, 03/14/2029	9,802,812
		36,457,023
	Ukraine - 0.1%
	Ukraine Government International Bonds
274,205	0.00%, 02/01/2030(2)(12)	127,671
2,157,057	0.00%, 02/01/2034(2)(12)	804,731
950,000	0.00%, 02/01/2035(2)(12)	439,579
5,291,661	1.75%, 02/01/2034(2)(12)	2,673,969
5,553,837	1.75%, 02/01/2035(2)(12)	2,826,937
3,839,835	1.75%, 02/01/2036(2)(12)	1,893,030
838,000	3.00%, 02/01/2034(1)(12)	313,428
1,640,884	3.00%, 02/01/2035(1)(12)	760,033
481,100	3.00%, 02/01/2036(1)(12)	223,420
		10,062,798
	United Arab Emirates - 0.0%
3,899,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(1)	2,815,553
	Uruguay - 0.0%
	Uruguay Government International Bonds
1,780,000	4.98%, 04/20/2055	1,563,499
UYU 69,226,000	9.75%, 07/20/2033	1,853,206
		3,416,705
	Venezuela - 0.1%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(1)(9)	147,276
1,296,000	7.00%, 03/31/2038(1)(9)	252,850
23,634,000	7.65%, 04/21/2025(1)(9)	4,256,483
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Venezuela - 0.1% - (continued)
$ 4,765,000	7.75%, 10/13/2019(1)(9)	$727,139
11,937,200	9.00%, 05/07/2023(1)(9)	2,149,890
		7,533,638
	Total Foreign Government Obligations (cost $479,012,656)	$497,779,429
MUNICIPAL BONDS - 0.2%
	General - 0.0%
4,030,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,835,884
	General Obligation - 0.1%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,459,904
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	7,927,547
	Total Municipal Bonds (cost $30,619,408)	$26,223,335
SENIOR FLOATING RATE INTERESTS - 0.1%(13)
	Healthcare - Products - 0.0%
740,769	Bausch & Lomb Corp. 8.61%, 01/15/2031, 1 mo. USD Term SOFR + 4.25%	$742,806
	Healthcare - Services - 0.0%
994,962	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	982,943
	Insurance - 0.0%
1,564,515	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	1,565,767
	IT Services - 0.0%
3,588,528	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,462,176
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,950,634
	Retail - 0.1%
1,994,988	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,994,489
1,870,500	Specialty Building Products Holdings LLC 8.21%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,807,950
		3,802,439
	Total Senior Floating Rate Interests (cost $12,654,868)	$12,506,765

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.0%
	Mortgage-Backed Agencies - 0.0%
	Farm Credit Bank of Texas - 0.0%
$ 535,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(6)(7)	$543,025
	Total U.S. Government Agencies (cost $535,000)	$543,025
U.S. GOVERNMENT SECURITIES - 2.4%
	U.S. Treasury Securities - 2.4%
	U.S. Treasury Bonds - 1.2%
15,695,000	2.00%, 02/15/2050	$9,096,356
17,135,000	2.25%, 02/15/2052	10,310,451
4,625,000	2.38%, 11/15/2049	2,936,333
4,535,000	2.88%, 05/15/2049	3,211,878
10,720,000	3.00%, 08/15/2048	7,834,394
8,590,000	3.00%, 02/15/2049	6,249,225
4,425,000	3.38%, 11/15/2048	3,457,550
37,395,000	4.13%, 08/15/2053(14)	32,914,904
7,180,000	4.38%, 05/15/2040	6,950,016
11,575,000	4.63%, 11/15/2044	11,197,004
4,115,000	4.75%, 02/15/2045	4,044,916
3,895,000	4.75%, 05/15/2055	3,809,797
34,780,000	5.00%, 05/15/2045	35,290,831
755,000	5.25%, 02/15/2029	790,361
		138,094,016
	U.S. Treasury Notes - 1.2%
4,080,000	3.25%, 06/30/2029	3,982,144
6,580,000	3.75%, 06/30/2027	6,555,325
5,365,000	3.75%, 08/15/2027	5,344,881
63,005,000	3.88%, 03/31/2027	62,879,482
39,945,000	3.88%, 05/31/2027(15)	39,876,345
7,245,000	3.88%, 06/30/2030	7,218,963
375,000	4.13%, 03/31/2032	375,161
5,755,000	4.13%, 05/31/2032	5,752,302
6,920,000	4.25%, 05/15/2035	6,859,450
		138,844,053
	Total U.S. Government Securities (cost $277,139,427)	$276,938,069
COMMON STOCKS - 43.4%
	Banks - 3.4%
3,311,619	Bank of America Corp.	$156,540,230
352,143	JP Morgan Chase & Co.	104,318,842
385,007	M&T Bank Corp.	72,650,821
2,606,374	Regions Financial Corp.	66,019,454
		399,529,347
	Capital Goods - 5.0%
590,940	Emerson Electric Co.	85,987,679
234,233	Ferguson Enterprises, Inc.	52,311,256
382,096	Honeywell International, Inc.	84,959,046
322,312	IDEX Corp.	52,701,235
477,256	Johnson Controls International PLC	50,111,880
343,365	L3Harris Technologies, Inc.	94,363,569
109,844	Northrop Grumman Corp.	63,337,149
1,047,169	PACCAR, Inc.	103,418,411
		587,190,225
	Consumer Discretionary Distribution & Retail - 1.0%
1,307,006	Industria de Diseno Textil SA	62,431,787
957,854	Tractor Supply Co.	54,549,785
		116,981,572
Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.4% - (continued)
	Consumer Durables & Apparel - 0.3%
489,480	NIKE, Inc. Class B	$36,559,261
	Consumer Services - 0.4%
243,710	Darden Restaurants, Inc.	49,148,996
	Energy - 4.1%
1,246,613	ConocoPhillips	118,852,083
3,363,100	Coterra Energy, Inc.	82,026,009
2,091,932	EQT Corp.	112,441,345
287,722	Marathon Petroleum Corp.	48,967,407
397,528	Targa Resources Corp.	66,152,635
979,319	Williams Cos., Inc.	58,710,174
		487,149,653
	Equity Real Estate Investment Trusts (REITs) - 2.8%
775,775	Crown Castle, Inc. REIT	81,526,195
1,864,609	Gaming & Leisure Properties, Inc. REIT	84,988,878
518,344	Lamar Advertising Co. Class A, REIT	63,367,554
304,100	Sun Communities, Inc. REIT	37,717,523
2,377,954	Weyerhaeuser Co. REIT	59,567,748
		327,167,898
	Financial Services - 3.4%
284,140	Ares Management Corp. Class A	52,716,495
151,848	CME Group, Inc.	42,256,261
989,125	Equitable Holdings, Inc.	50,791,569
648,784	Morgan Stanley	92,425,768
587,362	Nasdaq, Inc.	56,515,972
406,653	Raymond James Financial, Inc.	67,963,916
730,004	TPG, Inc.	41,661,328
		404,331,309
	Food, Beverage & Tobacco - 2.8%
1,653,502	Archer-Daniels-Midland Co.	89,586,738
335,062	Constellation Brands, Inc. Class A	55,968,757
1,782,466	Keurig Dr. Pepper, Inc.	58,197,515
574,225	Pernod Ricard SA(4)	59,012,354
446,327	Philip Morris International, Inc.	73,219,944
		335,985,308
	Health Care Equipment & Services - 1.7%
251,818	Becton Dickinson & Co.	44,886,558
203,383	Elevance Health, Inc.	57,573,660
400,501	UnitedHealth Group, Inc.	99,949,030
		202,409,248
	Household & Personal Products - 1.2%
2,304,475	Kenvue, Inc.	49,407,944
1,563,543	Unilever PLC ADR	91,357,817
		140,765,761
	Insurance - 1.8%
1,261,263	American International Group, Inc.	97,911,847
311,655	Marsh & McLennan Cos., Inc.	62,081,676
631,495	MetLife, Inc.	47,962,045
		207,955,568
	Materials - 2.2%
368,865	Avery Dennison Corp.	61,884,481
3,206,284	Barrick Mining Corp.	67,716,718
1,347,633	Freeport-McMoRan, Inc.	54,228,752
689,505	PPG Industries, Inc.	72,742,778
		256,572,729
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
888,247	AstraZeneca PLC ADR	64,921,973
850,887	Gilead Sciences, Inc.	95,546,101
868,740	Johnson & Johnson	143,116,228

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7% - (continued)
1,544,553	Merck & Co., Inc.	$120,660,480
3,093,915	Pfizer, Inc.	72,057,280
174,080	Roche Holding AG	54,325,673
		550,627,735
	Semiconductors & Semiconductor Equipment - 1.2%
207,943	Broadcom, Inc.	61,072,859
355,746	NXP Semiconductors NV	76,047,822
		137,120,681
	Software & Services - 1.1%
217,750	Accenture PLC Class A	58,161,025
792,902	Amdocs Ltd.	67,682,115
		125,843,140
	Technology Hardware & Equipment - 1.7%
1,074,658	Cisco Systems, Inc.	73,162,716
451,715	NetApp, Inc.	47,037,083
382,949	TE Connectivity PLC	78,791,757
		198,991,556
	Telecommunication Services - 0.4%
202,490	T-Mobile U.S., Inc.	48,275,641
	Transportation - 0.5%
702,924	Canadian National Railway Co.	65,635,326
	Utilities - 3.7%
764,226	American Electric Power Co., Inc.	86,464,529
198,623	Atmos Energy Corp.	30,969,298
1,601,489	Dominion Energy, Inc.	93,607,032
2,012,043	PPL Corp.	71,809,815
1,185,972	Sempra	96,870,193
501,724	WEC Energy Group, Inc.	54,728,054
		434,448,921
	Total Common Stocks (cost $4,276,156,655)	$5,112,689,875
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
495,000	Bank of America Corp. Series PP, 4.13%(16)	$8,335,800
24,000	Bank of America Corp. Series QQ, 4.25%(16)	423,360
20,000	Citizens Financial Group, Inc. Series I, 6.50%*(16)	501,400
21,000	JP Morgan Chase & Co. Series LL, 4.63%(16)	413,910
		9,674,470
	Financial Services - 0.0%
22,000	Capital One Financial Corp. Series J, 4.80%(16)	412,060
	Telecommunication Services - 0.0%
21,000	AT&T, Inc. Series C, 4.75%(16)	409,500
11,686	U.S. Cellular Corp. (Preference Shares), 5.50%	262,467
		671,967
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1% - (continued)
	Utilities - 0.0%
20,000	Southern Co. Series 2020, 4.95%		$412,800
	Total Preferred Stocks (cost $15,217,538)		$11,171,297
	Total Long-Term Investments (cost $10,765,605,334)		$11,546,113,966
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.2%
$ 25,364,493
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value
of $25,367,565; collateralized by
U.S. Treasury Inflation-Indexed
Note at 1.63%, maturing
10/15/2027, with a market value
of $25,871,910
			$25,364,493
	Securities Lending Collateral - 0.9%
101,761,557	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(17)		101,761,557
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Bills - 0.3%
13,450,000	4.00%, 08/14/2025(18)		13,429,419
21,970,000	4.06%, 08/19/2025(18)		21,923,639
			35,353,058
	Total Short-Term Investments (cost $162,479,108)		$162,479,108
	Total Investments (cost $10,928,084,442)	99.5%	$11,708,593,074
	Other Assets and Liabilities	0.5%	63,001,379
	Net Assets	100.0%	$11,771,594,453
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $287,858,414, representing 2.4% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$1,680,629,196, representing 14.3% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Represents entire or partial securities on loan.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $2,847,432.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $1,697,078.
(16)	Perpetual security with no stated maturity date.
(17)	Current yield as of period end.
(18)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	507	09/30/2025	$104,941,079	$(194,472)
U.S. Treasury 10-Year Note Future	121	09/19/2025	13,438,562	4,719
U.S. Treasury 10-Year Ultra Future	67	09/19/2025	7,576,234	(932)
U.S. Treasury Ultra Bond Future	672	09/19/2025	78,834,000	246,908
Total				$56,223
Short position contracts:
Euro BUXL 30-Year Bond Future	(9)	09/08/2025	$(1,205,586)	$18,091
Euro-BOBL Future	(82)	09/08/2025	(10,973,934)	83,386
Euro-BUND Future	(112)	09/08/2025	(16,577,520)	169,979
Euro-Schatz Future	(62)	09/08/2025	(7,574,255)	26,425
U.S. Treasury 5-Year Note Future	(1,621)	09/30/2025	(175,346,609)	75,101
U.S. Treasury Long Bond Future	(174)	09/19/2025	(19,868,625)	(13,197)
Total				$359,785
Total futures contracts				$416,008

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S42.V1	USD	2,994,000	(1.00%)	12/20/2029	Quarterly	$193,725	$—	$136,873	$(56,852)
CDX.EM.S43.V1	USD	40,535,000	(1.00%)	06/20/2030	Quarterly	1,492,789	—	886,492	(606,297)
Total centrally cleared credit default swap contracts						$1,686,514	$—	$1,023,365	$(663,149)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
640,000	BRL	110,535	USD	GSC	09/03/2025	$2,746
3,685,000	BRL	660,786	USD	CBK	09/03/2025	(8,532)
5,434,000	CNH	762,688	USD	JPM	09/17/2025	(6,141)
8,343,000	CNH	1,170,315	USD	MSC	09/17/2025	(8,763)
656,424,000	COP	158,825	USD	UBS	09/17/2025	(2,786)
1,883,651,000	COP	455,759	USD	CBK	09/17/2025	(7,994)
3,167,957,000	COP	768,625	USD	BOA	09/17/2025	(15,566)
14,480,000	CZK	686,354	USD	DEUT	09/17/2025	(13,172)
15,470,000	EGP	274,048	USD	GSC	08/20/2025	41,093
17,151,000	EGP	306,816	USD	GSC	10/27/2025	30,301
25,783,000	EGP	444,918	USD	CBK	01/26/2026	41,685
13,116,000	EGP	226,489	USD	CBK	01/27/2026	20,941
48,188,000	EGP	832,406	USD	GSC	06/03/2026	27,966
20,652,000	EGP	354,602	USD	CBK	06/03/2026	14,129
570,000	EUR	655,403	USD	MSC	08/29/2025	(3,627)
602,000	EUR	697,644	USD	JPM	08/29/2025	(9,276)
80,000	EUR	94,701	USD	DEUT	09/17/2025	(3,108)
156,000	EUR	183,366	USD	GSC	09/17/2025	(4,760)
484,000	EUR	571,513	USD	MSC	09/17/2025	(17,374)
591,000	EUR	694,088	USD	SSG	09/17/2025	(17,443)
562,000	EUR	664,932	USD	BCLY	09/17/2025	(21,490)
798,000	EUR	943,061	USD	JPM	09/17/2025	(29,419)
2,929,000	EUR	3,437,565	USD	CBK	09/17/2025	(84,108)
322,900,000	HUF	941,274	USD	GSC	09/17/2025	(22,270)
22,682,000,000	IDR	1,387,915	USD	DEUT	09/17/2025	(11,223)
98,500,000	INR	1,147,216	USD	CBK	09/17/2025	(25,265)
6,300,000	MXN	330,940	USD	MSC	09/17/2025	1,257
740,000	SGD	583,841	USD	MSC	09/17/2025	(11,759)
1,285,000	SGD	1,005,989	USD	RBS	09/17/2025	(12,576)
59,110,000	TRY	1,238,554	USD	BCLY	01/20/2026	13,179
4,110,000	ZAR	230,433	USD	JPM	09/17/2025	(5,573)
5,480,000	ZAR	309,832	USD	GSC	09/17/2025	(10,018)
1,898,834	USD	10,562,000	BRL	MSC	09/03/2025	29,334
1,445,704	USD	8,372,000	BRL	UBS	09/03/2025	(36,160)
430,353	USD	1,826,570,000	COP	BOA	09/17/2025	(3,843)
915,074	USD	3,881,462,000	COP	BNP	09/17/2025	(7,592)
1,154,348	USD	24,300,000	CZK	GSC	09/17/2025	24,630
830,530	USD	17,840,000	CZK	CBK	09/17/2025	1,141
488,814	USD	10,570,000	CZK	BCLY	09/17/2025	(2,590)
276,004	USD	15,470,000	EGP	GSC	08/20/2025	(39,138)
14,773,224	USD	12,531,050	EUR	DEUT	08/29/2025	444,368
282,400	USD	240,000	EUR	BNP	08/29/2025	7,968
52,439,622	USD	45,608,000	EUR	DEUT	09/17/2025	222,326
3,790,757	USD	3,211,000	EUR	BCLY	09/17/2025	114,434
1,466,464	USD	1,242,000	EUR	CBK	09/17/2025	44,480
754,429	USD	638,000	EUR	RBS	09/17/2025	23,973
768,325	USD	662,000	EUR	JPM	09/17/2025	10,392

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
80,322	USD	69,000	EUR	BNP	09/17/2025	$1,323
71,889	USD	62,000	EUR	MSC	09/17/2025	904
6,891,148	USD	5,114,000	GBP	JPM	08/29/2025	135,377
553,642	USD	410,000	GBP	UBS	08/29/2025	12,018
823,990	USD	289,200,000	HUF	BNP	09/17/2025	900
1,743,857	USD	616,061,000	HUF	MSC	09/17/2025	(9,511)
805,858	USD	13,316,000,000	IDR	CBK	09/17/2025	(2,361)
2,014,582	USD	174,710,000	INR	CBK	09/17/2025	24,571
14,627	USD	1,258,000	INR	UBS	09/17/2025	298
1,736,577	USD	33,480,000	MXN	BOA	09/17/2025	(28,812)
451,105	USD	1,633,000	PEN	BOA	09/17/2025	(2,796)
437,192	USD	1,586,000	PEN	JPM	09/17/2025	(3,646)
3,114,638	USD	11,309,000	PEN	CBK	09/17/2025	(28,759)
1,054,754	USD	3,845,000	PLN	GSC	09/17/2025	29,573
941,381	USD	3,525,000	PLN	BOA	09/17/2025	1,520
590,048	USD	28,553,000	TRY	BCLY	01/20/2026	(14,600)
617,266	USD	30,557,000	TRY	CBK	01/20/2026	(29,820)
3,864,420	USD	68,886,000	ZAR	MSC	09/17/2025	95,632
Total foreign currency contracts						$856,588
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$23,457,309	$—	$23,457,309	$—
Corporate Bonds	5,584,804,862	—	5,584,804,862	—
Foreign Government Obligations	497,779,429	—	497,779,429	—
Municipal Bonds	26,223,335	—	26,223,335	—
Senior Floating Rate Interests	12,506,765	—	12,506,765	—
U.S. Government Agencies	543,025	—	543,025	—
U.S. Government Securities	276,938,069	—	276,938,069	—
Common Stocks	5,112,689,875	4,936,920,061	175,769,814	—
Preferred Stocks	11,171,297	11,171,297	—	—
Short-Term Investments	162,479,108	101,761,557	60,717,551	—
Foreign Currency Contracts(2)	1,418,459	—	1,418,459	—
Futures Contracts(2)	624,609	624,609	—	—
Total	$11,710,636,142	$5,050,477,524	$6,660,158,618	$—
Liabilities
Foreign Currency Contracts(2)	$(561,871)	$—	$(561,871)	$—
Futures Contracts(2)	(208,601)	(208,601)	—	—
Swaps - Credit Default(2)	(663,149)	—	(663,149)	—
Total	$(1,433,621)	$(208,601)	$(1,225,020)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

25

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.0%
102,440	Modine Manufacturing Co.*	$13,784,326
156,343	Tesla, Inc.*	48,195,857
		61,980,183
	Banks - 4.0%
890,885	Bank of America Corp.	42,112,134
781,112	Bank of Nova Scotia	43,437,638
880,698	Cadence Bank	30,692,325
111,974	M&T Bank Corp.	21,129,494
308,453	SouthState Corp.	29,047,019
534,089	Synovus Financial Corp.	25,230,365
616,741	Wells Fargo & Co.	49,727,827
		241,376,802
	Capital Goods - 6.5%
199,414	Boise Cascade Co.	16,712,887
35,238	GE Vernova, Inc.	23,267,299
337,862	Honeywell International, Inc.	75,123,616
81,567	Hubbell, Inc.	35,683,931
96,972	IDEX Corp.	15,855,892
183,591	JBT Marel Corp.	25,298,840
73,567	Lockheed Martin Corp.	30,970,236
806,800	Mammoth, Inc.*(1)(2)	16,644,284
140,452	Middleby Corp.*	20,393,630
97,204	Northrop Grumman Corp.	56,048,798
80,017	RTX Corp.	12,608,279
59,677	Vertiv Holdings Co. Class A	8,688,971
122,422	WESCO International, Inc.	25,336,457
152,577	Westinghouse Air Brake Technologies Corp.	29,302,413
		391,935,533
	Commercial & Professional Services - 0.7%
40,109	CACI International, Inc. Class A*	18,473,002
253,155	TransUnion	24,097,825
		42,570,827
	Consumer Discretionary Distribution & Retail - 7.7%
978,740	Amazon.com, Inc.*	229,132,821
242,317	Chewy, Inc. Class A*	8,893,034
189,315	Dick's Sporting Goods, Inc.	40,042,016
137,301	Home Depot, Inc.	50,459,490
152,412	Lowe's Cos., Inc.	34,074,751
521,948	TJX Cos., Inc.	64,998,184
316,327	Tory Burch LLC*(1)(2)	18,312,152
591,977	Valvoline, Inc.*	20,867,189
		466,779,637
	Consumer Durables & Apparel - 0.8%
236,531	On Holding AG Class A*	11,488,311
272,394	Somnigroup International, Inc.(3)	19,715,878
690,847	Steven Madden Ltd.	16,583,782
		47,787,971
	Consumer Services - 2.0%
547,133	DraftKings, Inc. Class A*	24,642,870
43,040	Marriott International, Inc. Class A	11,355,243
202,976	McDonald's Corp.	60,907,009
304,838	Wyndham Hotels & Resorts, Inc.	26,216,068
		123,121,190
	Consumer Staples Distribution & Retail - 0.5%
392,436	U.S. Foods Holding Corp.*	32,701,692
	Energy - 2.8%
774,985	Antero Resources Corp.*	27,070,226
2,152,656	Coterra Energy, Inc.	52,503,280
223,175	EQT Corp.	11,995,656
72,816	Targa Resources Corp.	12,117,310
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Energy - 2.8% - (continued)
591,295	Viper Energy, Inc.	$22,268,170
728,988	Williams Cos., Inc.	43,702,831
		169,657,473
	Equity Real Estate Investment Trusts (REITs) - 2.2%
316,394	American Healthcare, Inc. REIT	12,225,464
62,457	American Tower Corp. REIT	13,015,414
34,882	AvalonBay Communities, Inc. REIT	6,497,819
1,148,818	Brixmor Property Group, Inc. REIT	30,018,614
219,569	Camden Property Trust REIT	23,976,935
280,824	Simon Property Group, Inc. REIT	45,996,163
		131,730,409
	Financial Services - 7.6%
258,701	American Express Co.	77,431,796
53,388	Evercore, Inc. Class A	16,077,262
373,838	Interactive Brokers Group, Inc. Class A	24,508,819
260,371	KKR & Co., Inc.	38,165,181
104,858	Mastercard, Inc. Class A	59,398,911
269,773	Morgan Stanley	38,431,862
105,631	S&P Global, Inc.	58,213,244
316,180	Stifel Financial Corp.	36,082,462
184,657	Tradeweb Markets, Inc. Class A	25,584,228
186,056	Visa, Inc. Class A	64,276,766
322,491	Voya Financial, Inc.	22,574,370
		460,744,901
	Food, Beverage & Tobacco - 2.1%
817,973	Coca-Cola Co.	55,532,187
706,885	Keurig Dr. Pepper, Inc.	23,079,795
197,360	Philip Morris International, Inc.	32,376,908
593,174	Simply Good Foods Co.*	18,068,080
		129,056,970
	Health Care Equipment & Services - 1.9%
197,592	Boston Scientific Corp.*	20,731,353
18,937	Intuitive Surgical, Inc.*	9,110,401
88,742	Labcorp Holdings, Inc.	23,080,019
29,541	Molina Healthcare, Inc.*	4,663,638
120,217	Stryker Corp.	47,212,822
37,691	UnitedHealth Group, Inc.	9,406,166
		114,204,399
	Household & Personal Products - 1.5%
153,483	BellRing Brands, Inc.*	8,377,102
321,843	Procter & Gamble Co.	48,427,716
556,453	Unilever PLC ADR	32,513,549
		89,318,367
	Insurance - 3.4%
411,958	American International Group, Inc.	31,980,299
173,648	Chubb Ltd.	46,197,314
47,340	Everest Group Ltd.	15,896,772
561,483	Kemper Corp.	34,581,738
386,689	Marsh & McLennan Cos., Inc.	77,028,449
		205,684,572
	Materials - 2.9%
3,990,425	Amcor PLC	37,310,474
476,971	Ingevity Corp.*	19,932,618
649,377	James Hardie Industries PLC ADR*	16,844,839
131,630	Linde PLC	60,584,024
95,661	Reliance, Inc.	27,754,126
297,923	Silgan Holdings, Inc.	13,862,357
		176,288,438
	Media & Entertainment - 9.9%
1,229,125	Alphabet, Inc. Class A	235,869,087

26

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Media & Entertainment - 9.9% - (continued)
233,111	Alphabet, Inc. Class C	$44,957,787
458,141	Cargurus, Inc.*	15,036,188
257,195	Liberty Media Corp.-Liberty Formula One Class C*	25,809,518
125,184	Live Nation Entertainment, Inc.*	18,489,677
200,575	Meta Platforms, Inc. Class A	155,132,728
47,157	Netflix, Inc.*	54,673,826
323,711	Omnicom Group, Inc.	23,323,378
43,390	Spotify Technology SA*	27,185,571
		600,477,760
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
256,806	Danaher Corp.	50,631,871
132,100	Eli Lilly & Co.	97,763,247
287,513	Exact Sciences Corp.*	13,498,735
374,866	Gilead Sciences, Inc.	42,093,703
117,887	ICON PLC*	19,945,302
458,886	Merck & Co., Inc.	35,848,174
118,581	Natera, Inc.*	15,849,537
207,010	Novartis AG ADR	23,545,317
704,841	Perrigo Co. PLC	18,798,110
1,394,142	Pfizer, Inc.	32,469,567
27,333	Vertex Pharmaceuticals, Inc.*	12,487,628
142,004	Zoetis, Inc.	20,702,763
		383,633,954
	Real Estate Management & Development - 0.2%
181,007	Zillow Group, Inc. Class C*	14,399,107
	Semiconductors & Semiconductor Equipment - 13.6%
89,213	ARM Holdings PLC ADR*(3)	12,612,488
794,839	Broadcom, Inc.	233,444,214
166,695	MKS, Inc.	15,866,030
2,511,123	NVIDIA Corp.	446,653,448
160,330	NXP Semiconductors NV	34,273,744
238,597	QUALCOMM, Inc.	35,016,496
276,333	Texas Instruments, Inc.	50,032,853
		827,899,273
	Software & Services - 11.9%
153,804	Accenture PLC Class A	41,081,048
226,106	Amdocs Ltd.	19,300,408
23,309	AppLovin Corp. Class A*	9,106,826
397,690	Cognizant Technology Solutions Corp. Class A	28,538,234
133,432	Docusign, Inc.*	10,092,797
4,500	Figma, Inc. Class A*	519,750
931	GoDaddy, Inc. Class A*	150,431
77,105	Intuit, Inc.	60,537,449
817,996	Microsoft Corp.	436,400,866
158,430	Oracle Corp.	40,204,781
383,177	Progress Software Corp.	18,423,150
97,392	PTC, Inc.*	20,920,776
1,477	Rubicon Earnout Shares*(1)(2)	0 (4)
157,544	Rubicon TRA Placeholder*(1)(2)	10,240
22,355	ServiceNow, Inc.*	21,083,448
110,145	Shopify, Inc. Class A*	13,460,821
		719,831,025
	Technology Hardware & Equipment - 6.4%
1,336,168	Apple, Inc.	277,348,392
372,523	Arista Networks, Inc.*	45,902,284
136,939	Belden, Inc.	16,932,507
780,123	Flex Ltd.*	38,904,734
99,940	Trimble, Inc.*	8,383,967
		387,471,884
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Telecommunication Services - 0.2%
58,808	T-Mobile U.S., Inc.		$14,020,415
	Transportation - 0.2%
106,876	Uber Technologies, Inc.*		9,378,369
	Utilities - 1.9%
260,288	Atmos Energy Corp.		40,584,105
170,219	Chesapeake Utilities Corp.		20,405,854
246,786	Dominion Energy, Inc.		14,424,642
480,824	Sempra		39,273,704
			114,688,305
	Total Common Stocks (cost $4,133,600,004)		$5,956,739,456
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(5)		$515,626
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(5)		423,503
	Total Convertible Preferred Stocks (cost $1,783,654)		$939,129
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
117,061	iShares Russell 2000 Value ETF (3)		$18,775,414
315,252	Vanguard Russell 1000 Value		27,048,621
	Total Exchange-Traded Funds (cost $46,128,089)		$45,824,035
	Total Long-Term Investments (cost $4,181,511,747)		$6,003,502,620
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.3%
$ 15,874,811
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $15,876,734; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $16,192,445
			$15,874,811
	Securities Lending Collateral - 0.6%
39,182,161	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(6)		39,182,161
	Total Short-Term Investments (cost $55,056,972)		$55,056,972
	Total Investments (cost $4,236,568,719)	99.9%	$6,058,559,592
	Other Assets and Liabilities	0.1%	6,296,136
	Net Assets	100.0%	$6,064,855,728
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

27

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $35,905,805 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$423,503
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	515,626
06/2015	Mammoth, Inc.	806,800	10,846,942	16,644,284
09/2015	Rubicon Earnout Shares	1,477	—	—
09/2015	Rubicon TRA Placeholder	157,544	—	10,240
11/2013	Tory Burch LLC	316,327	24,792,580	18,312,152
			$37,423,176	$35,905,805

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Market value is less than $1.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	185	09/19/2025	$58,961,813	$2,627,999
Total futures contracts				$2,627,999
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,956,739,456	$5,921,772,780	$—	$34,966,676
Convertible Preferred Stocks	939,129	—	—	939,129
Exchange-Traded Funds	45,824,035	45,824,035	—	—
Short-Term Investments	55,056,972	39,182,161	15,874,811	—
Futures Contracts(2)	2,627,999	2,627,999	—	—
Total	$6,061,187,591	$6,009,406,975	$15,874,811	$35,905,805

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

28

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 66.5%
10,181,813	The Hartford Capital Appreciation Fund, Class F		$452,377,959
13,134,668	The Hartford Dividend and Growth Fund, Class F		449,336,994
	Total Domestic Equity Funds (cost $654,739,497)		$901,714,953
	Taxable Fixed Income Funds - 33.3%
13,406,905	Hartford Total Return Bond ETF		451,075,318
	Total Affiliated Investment Companies (cost $1,152,344,844)		$1,352,790,271
	Total Investments (cost $1,152,344,844)	99.8%	$1,352,790,271
	Other Assets and Liabilities	0.2%	2,370,749
	Net Assets	100.0%	$1,355,161,020
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2025	Shares as of July 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Total Return Bond ETF	$463,264,789	$48,724,307	$59,204,017	$(9,661,842)	$7,952,081	$451,075,318	13,406,905	$15,941,651	$—
The Hartford Capital Appreciation Fund, Class F	466,386,945	99,390,074	96,835,150	(355,736)	(16,208,174)	452,377,959	10,181,813	4,005,856	43,184,639
The Hartford Dividend and Growth Fund, Class F	469,711,707	83,547,738	72,687,720	(287,681)	(30,947,050)	449,336,994	13,134,668	7,094,333	39,134,796
Total	$1,399,363,441	$231,662,119	$228,726,887	$(10,305,259)	$(39,203,143)	$1,352,790,271	36,723,386	$27,041,840	$82,319,435
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,352,790,271	$1,352,790,271	$—	$—
Total	$1,352,790,271	$1,352,790,271	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

29

Hartford Climate Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Canada - 0.4%
5,488	Canadian National Railway Co.	$512,440
	Chile - 0.5%
25,985	Antofagasta PLC	640,832
	China - 2.9%
117,210	BYD Co. Ltd. Class H(1)	1,711,365
31,000	Contemporary Amperex Technology Co. Ltd. Class A	1,134,965
107,960	LONGi Green Energy Technology Co. Ltd. Class A*	236,068
50,300	Shenzhen Inovance Technology Co. Ltd. Class A	441,139
		3,523,537
	Denmark - 0.9%
57,125	Vestas Wind Systems AS	1,042,993
	France - 1.5%
12,373	Legrand SA	1,827,575
	Germany - 7.3%
12,671	Bayerische Motoren Werke AG	1,205,663
27,102	Daimler Truck Holding AG	1,318,384
76,599	Infineon Technologies AG	3,009,047
5,689	Knorr-Bremse AG	567,793
1,536	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,005,574
7,051	Siemens AG	1,795,912
		8,902,373
	India - 0.3%
111,368	Power Grid Corp. of India Ltd.	368,157
	Ireland - 1.0%
15,221	Kingspan Group PLC	1,263,219
	Italy - 0.8%
12,976	Prysmian SpA	1,036,308
	Japan - 4.8%
7,100	Daikin Industries Ltd.	872,986
80,509	Hitachi Ltd.	2,463,627
2,600	Keyence Corp.	940,502
46,500	Sekisui Chemical Co. Ltd.	806,548
3,800	Shimano, Inc.	415,704
40,000	Sumitomo Forestry Co. Ltd.	401,826
		5,901,193
	Norway - 1.7%
47,034	Mowi ASA	876,125
112,930	Norsk Hydro ASA	669,335
34,593	TOMRA Systems ASA	480,500
		2,025,960
	Portugal - 0.7%
36,816	Jeronimo Martins SGPS SA	897,488
	South Korea - 0.4%
3,308	Samsung SDI Co. Ltd.	474,685
	Spain - 1.1%
75,331	Iberdrola SA	1,324,042
	Sweden - 0.2%
57,897	Nibe Industrier AB Class B	267,161
	Switzerland - 1.1%
6,307	TE Connectivity PLC	1,297,665
	Taiwan - 1.1%
79,000	Chroma ATE, Inc.	1,131,223
64,429	Giant Manufacturing Co. Ltd.	246,774
		1,377,997
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	United Kingdom - 1.9%
296,305	Kingfisher PLC	$1,053,602
88,506	National Grid PLC	1,243,693
		2,297,295
	United States - 69.9%
5,174	Acuity, Inc.	1,610,925
9,671	Advanced Drainage Systems, Inc.	1,109,747
13,567	Alphabet, Inc. Class A	2,603,507
11,982	Amazon.com, Inc.*	2,805,106
12,293	American Water Works Co., Inc.	1,723,970
7,292	Analog Devices, Inc.	1,638,002
11,141	ARM Holdings PLC ADR*(1)	1,575,059
16,376	Atkore, Inc.	1,261,280
6,864	Boise Cascade Co.	575,272
4,102	Cadence Design Systems, Inc.*	1,495,466
4,597	Carlisle Cos., Inc.	1,630,602
4,284	Chubb Ltd.	1,139,715
6,817	Clean Harbors, Inc.*	1,607,517
1,134	Comfort Systems USA, Inc.	797,542
10,921	Core & Main, Inc. Class A*	695,012
3,858	Deere & Co.	2,023,020
11,114	Ecolab, Inc.	2,909,201
2,389	EMCOR Group, Inc.	1,499,074
15,112	Eversource Energy	998,903
15,805	Exelon Corp.	710,277
7,788	Ferguson Enterprises, Inc.	1,739,294
6,846	First Solar, Inc.*	1,196,202
604	GE Vernova, Inc.	398,815
54,753	HA Sustainable Infrastructure Capital, Inc.	1,421,935
78,582	James Hardie Industries PLC CDI*	2,062,575
22,182	Kroger Co.	1,554,958
2,253	Lennox International, Inc.	1,372,077
2,268	Lowe's Cos., Inc.	507,057
8,146	Microsoft Corp.	4,345,891
3,067	Moody's Corp.	1,581,744
23,218	NextEra Energy, Inc.	1,649,871
19,360	NEXTracker, Inc. Class A*	1,127,914
23,951	Procore Technologies, Inc.*	1,715,610
7,314	PTC, Inc.*	1,571,120
7,916	Public Service Enterprise Group, Inc.	710,778
8,938	Regal Rexnord Corp.	1,366,441
10,520	Republic Services, Inc.	2,426,438
34,870	Rollins, Inc.	1,997,005
3,934	S&P Global, Inc.	2,168,027
8,463	Schneider Electric SE	2,190,167
13,122	Sempra	1,071,805
21,768	Smurfit WestRock PLC	966,064
7,849	Swiss Re AG	1,404,982
1,572	Synopsys, Inc.*	995,815
1,236	Tesla, Inc.*	381,022
4,166	TopBuild Corp.*	1,543,211
6,367	Uber Technologies, Inc.*	558,704
26,447	UL Solutions, Inc. Class A	1,933,805
15,117	Veralto Corp.	1,584,715
5,410	Verisk Analytics, Inc.	1,507,821
16,529	Vertiv Holdings Co. Class A	2,406,622
7,825	Waste Management, Inc.	1,793,177
2,108	Watsco, Inc.	950,455
7,324	WESCO International, Inc.	1,515,775
6,360	Westinghouse Air Brake Technologies Corp.	1,221,438
30,474	Weyerhaeuser Co. REIT	763,374
10,632	Xylem, Inc.	1,537,600
		85,649,501
	Total Common Stocks (cost $90,118,011)	$120,630,421

30

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 183,223
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$183,245; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of $186,999
			$183,223
	Total Short-Term Investments (cost $183,223)		$183,223
	Total Investments (cost $90,301,234)	98.7%	$120,813,644
	Other Assets and Liabilities	1.3%	1,627,627
	Net Assets	100.0%	$122,441,271
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$120,630,421	$81,801,882	$38,828,539	$—
Short-Term Investments	183,223	—	183,223	—
Total	$120,813,644	$81,801,882	$39,011,762	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

31

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 25.0%
238,997	Hartford Core Equity Fund, Class F	$13,598,922
263,065	Hartford Large Cap Growth ETF*	6,763,138
109,532	Hartford Small Cap Value Fund, Class F	1,305,628
60,696	Hartford US Quality Growth ETF	3,354,182
70,529	Hartford US Value ETF	3,559,563
274,197	The Hartford Equity Income Fund, Class F	5,700,549
59,465	The Hartford Small Company Fund, Class F*	1,356,402
	Total Domestic Equity Funds (cost $26,097,784)	$35,638,384
	International/Global Equity Funds - 11.0%
129,885	Hartford Multifactor Developed Markets (ex-US) ETF	4,375,826
91,181	Hartford Schroders Emerging Markets Equity Fund, Class F	1,758,885
190,483	Hartford Schroders International Contrarian Value Fund, Class F	2,929,624
123,613	The Hartford International Growth Fund, Class F	2,400,564
201,107	The Hartford International Opportunities Fund, Class F	4,183,013
	Total International/Global Equity Funds (cost $12,824,064)	$15,647,912
	Taxable Fixed Income Funds - 63.6%
759,162	Hartford Core Bond ETF	26,485,644
1,825,866	Hartford Schroders Core Fixed Income Fund, Class F	15,629,416
467,913	Hartford Strategic Income ETF	16,339,756
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6% - (continued)
	Taxable Fixed Income Funds - 63.6% - (continued)
815,189	The Hartford Inflation Plus Fund, Class F		$8,518,724
2,334,650	The Hartford World Bond Fund, Class F		23,790,081
	Total Taxable Fixed Income Funds (cost $93,232,071)		$90,763,621
	Total Affiliated Investment Companies (cost $132,153,919)		$142,049,917
	Total Investments (cost $132,153,919)	99.6%	$142,049,917
	Other Assets and Liabilities	0.4%	499,518
	Net Assets	100.0%	$142,549,435
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2025	Shares as of July 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$29,823,229	$—	$3,272,958	$(633,008)	$568,381	$26,485,644	759,162	$918,074	$—
Hartford Core Equity Fund, Class F	14,936,357	4,322,674	5,992,531	(223,420)	555,842	13,598,922	238,997	109,981	1,124,190
Hartford Large Cap Growth ETF	7,911,127	—	2,427,324	191,483	1,087,852	6,763,138	263,065	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,816,021	—	—	—	559,805	4,375,826	129,885	157,426	—
Hartford Schroders Core Fixed Income Fund, Class F	19,978,172	3,275,964	7,493,766	(587,690)	456,736	15,629,416	1,825,866	541,850	—
Hartford Schroders Emerging Markets Equity Fund, Class F	1,877,657	102,028	417,958	8,956	188,202	1,758,885	91,181	24,613	—
Hartford Schroders International Contrarian Value Fund, Class F	3,051,200	760,227	1,313,738	3,728	428,207	2,929,624	190,483	56,088	43,063
Hartford Small Cap Value Fund, Class F	2,269,567	1,052,033	1,837,294	(78,237)	(100,441)	1,305,628	109,532	40,097	61,361
Hartford Strategic Income ETF	6,415,790	9,860,499	—	—	63,467	16,339,756	467,913	556,680	—
Hartford US Quality Growth ETF	3,046,563	—	—	—	307,619	3,354,182	60,696	12,109	—
Hartford US Value ETF	3,468,405	—	—	—	91,158	3,559,563	70,529	52,921	—
The Hartford Equity Income Fund, Class F	6,844,935	1,789,471	2,648,777	(154,684)	(130,396)	5,700,549	274,197	117,752	483,292
The Hartford Growth Opportunities Fund, Class F	—	—	33	33	—	—	—	—	—
The Hartford Inflation Plus Fund, Class F	6,155,800	3,288,962	1,064,159	(18,672)	156,793	8,518,724	815,189	198,474	—
The Hartford International Growth Fund, Class F	2,664,330	51,524	690,753	66,662	308,801	2,400,564	123,613	13,267	—
The Hartford International Opportunities Fund, Class F	4,554,290	216,127	1,096,799	52,407	456,988	4,183,013	201,107	76,510	—
The Hartford Small Company Fund, Class F	2,241,186	562,040	1,455,242	(22,180)	30,598	1,356,402	59,465	—	—
The Hartford Strategic Income Fund, Class F	10,459,858	293,148	10,776,637	(146,708)	170,339	—	—	261,962	—
The Hartford World Bond Fund, Class F	23,029,109	6,149,117	5,581,013	(189,600)	382,468	23,790,081	2,334,650	866,457	—
Total	$152,543,596	$31,723,814	$46,068,982	$(1,730,930)	$5,582,419	$142,049,917	8,015,530	$4,004,261	$1,711,906

32

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$142,049,917	$142,049,917	$—	$—
Total	$142,049,917	$142,049,917	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

33

Hartford Core Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 0.5%
163,698	Tesla, Inc.*	$50,463,183
	Banks - 5.2%
2,584,237	Bank of America Corp.	122,156,883
945,957	JP Morgan Chase & Co.	280,230,302
2,193,908	Wells Fargo & Co.	176,894,802
		579,281,987
	Capital Goods - 8.2%
401,347	AMETEK, Inc.	74,188,993
479,579	Builders FirstSource, Inc.*	60,968,878
635,037	Emerson Electric Co.	92,404,234
154,477	GE Vernova, Inc.	101,999,618
518,390	General Electric Co.	140,525,161
1,097,491	Ingersoll Rand, Inc.	92,880,663
146,615	Parker-Hannifin Corp.	107,307,519
902,169	RTX Corp.	142,154,769
218,855	Trane Technologies PLC	95,875,999
		908,305,834
	Commercial & Professional Services - 0.8%
377,002	Republic Services, Inc.	86,955,511
	Consumer Discretionary Distribution & Retail - 8.0%
2,506,599	Amazon.com, Inc.*	586,819,892
29,723	AutoZone, Inc.*	112,007,558
310,043	Pool Corp.	95,536,650
691,758	TJX Cos., Inc.	86,144,624
		880,508,724
	Consumer Durables & Apparel - 0.5%
513,915	Lennar Corp. Class A	57,650,985
	Consumer Services - 1.1%
447,667	Marriott International, Inc. Class A	118,107,985
	Consumer Staples Distribution & Retail - 2.7%
914,932	BJ's Wholesale Club Holdings, Inc.*	96,891,299
2,069,436	Walmart, Inc.	202,763,339
		299,654,638
	Energy - 2.7%
929,322	ConocoPhillips	88,601,560
485,409	Expand Energy Corp.	50,861,155
1,435,160	Exxon Mobil Corp.	160,221,262
		299,683,977
	Equity Real Estate Investment Trusts (REITs) - 2.5%
509,070	American Tower Corp. REIT	106,085,097
444,310	Iron Mountain, Inc. REIT	43,258,022
755,579	Welltower, Inc. REIT	124,723,425
		274,066,544
	Financial Services - 6.3%
334,434	American Express Co.	100,099,440
154,756	Goldman Sachs Group, Inc.	111,979,894
577,550	KKR & Co., Inc.	84,657,279
479,563	Mastercard, Inc. Class A	271,658,053
1,311,072	Nasdaq, Inc.	126,151,348
		694,546,014
	Food, Beverage & Tobacco - 2.8%
1,201,997	McCormick & Co., Inc.	84,897,048
1,323,569	Monster Beverage Corp.*	77,759,679
869,908	Philip Morris International, Inc.	142,708,407
		305,365,134
	Health Care Equipment & Services - 3.5%
1,239,958	Abbott Laboratories	156,470,300
1,326,492	Boston Scientific Corp.*	139,175,541
336,492	Cencora, Inc.	96,263,631
		391,909,472
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Household & Personal Products - 0.9%
647,671	Procter & Gamble Co.	$97,455,055
	Insurance - 1.7%
298,896	Chubb Ltd.	79,518,292
458,466	Progressive Corp.	110,967,111
		190,485,403
	Materials - 2.8%
263,963	Linde PLC	121,491,611
676,486	RPM International, Inc.	79,426,221
325,014	Sherwin-Williams Co.	107,540,632
		308,458,464
	Media & Entertainment - 9.0%
2,453,287	Alphabet, Inc. Class A	470,785,775
462,490	Meta Platforms, Inc. Class A	357,708,266
148,050	Netflix, Inc.*	171,649,170
		1,000,143,211
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
287,932	Eli Lilly & Co.	213,089,835
1,066,039	Gilead Sciences, Inc.	119,705,520
261,568	Vertex Pharmaceuticals, Inc.*	119,502,572
		452,297,927
	Semiconductors & Semiconductor Equipment - 13.6%
1,363,781	Broadcom, Inc.	400,542,480
143,019	KLA Corp.	125,717,991
5,119,263	NVIDIA Corp.	910,563,310
389,719	Texas Instruments, Inc.	70,562,522
		1,507,386,303
	Software & Services - 11.8%
1,731,199	Microsoft Corp.	923,594,666
575,601	Oracle Corp.	146,070,266
210,553	Roper Technologies, Inc.	115,888,371
320,863	Salesforce, Inc.	82,888,539
64,935	Tyler Technologies, Inc.*	37,958,404
		1,306,400,246
	Technology Hardware & Equipment - 7.2%
3,462,852	Apple, Inc.	718,784,190
188,237	Motorola Solutions, Inc.	82,632,278
		801,416,468
	Telecommunication Services - 1.1%
513,209	T-Mobile U.S., Inc.	122,354,158
	Utilities - 2.2%
805,906	Atmos Energy Corp.	125,656,863
1,074,849	WEC Energy Group, Inc.	117,244,529
		242,901,392
	Total Common Stocks (cost $5,774,436,193)	$10,975,798,615

34

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 9,704,435
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $9,705,610; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $9,898,714
			$9,704,435
	Total Short-Term Investments (cost $9,704,435)		$9,704,435
	Total Investments (cost $5,784,140,628)	99.3%	$10,985,503,050
	Other Assets and Liabilities	0.7%	77,529,766
	Net Assets	100.0%	$11,063,032,816
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$10,975,798,615	$10,975,798,615	$—	$—
Short-Term Investments	9,704,435	—	9,704,435	—
Total	$10,985,503,050	$10,975,798,615	$9,704,435	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

35

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 8.4%
10,482,126	Bank of America Corp.	$495,490,096
1,792,512	JP Morgan Chase & Co.	531,013,755
5,305,509	Wells Fargo & Co.	427,783,191
		1,454,287,042
	Capital Goods - 11.6%
1,470,606	Airbus SE	295,672,778
845,490	General Dynamics Corp.	263,463,139
1,103,908	Honeywell International, Inc.	245,453,944
576,314	Hubbell, Inc.	252,125,849
657,074	Lockheed Martin Corp.	276,615,012
2,349,804	Otis Worldwide Corp.	201,354,705
1,476,711	Vertiv Holdings Co. Class A	215,009,122
1,396,643	Westinghouse Air Brake Technologies Corp.	268,225,288
		2,017,919,837
	Consumer Discretionary Distribution & Retail - 3.6%
610,567	Home Depot, Inc.	224,389,478
1,294,449	Lowe's Cos., Inc.	289,399,963
866,398	TJX Cos., Inc.	107,892,543
		621,681,984
	Consumer Services - 1.7%
927,179	Expedia Group, Inc.	167,096,199
1,412,750	Starbucks Corp.	125,960,790
		293,056,989
	Energy - 6.7%
2,393,718	ConocoPhillips	228,217,074
10,326,010	Coterra Energy, Inc.	251,851,384
3,387,011	EQT Corp.	182,051,842
2,804,873	TotalEnergies SE ADR(1)	167,030,187
5,575,717	Williams Cos., Inc.	334,264,234
		1,163,414,721
	Equity Real Estate Investment Trusts (REITs) - 3.1%
611,156	AvalonBay Communities, Inc. REIT	113,846,140
460,213	Public Storage REIT	125,150,323
1,797,488	Welltower, Inc. REIT	296,711,344
		535,707,807
	Financial Services - 8.7%
905,507	American Express Co.	271,027,300
308,357	Blackrock, Inc.	341,045,926
973,925	Intercontinental Exchange, Inc.	180,010,558
2,152,465	Morgan Stanley	306,640,164
438,228	S&P Global, Inc.	241,507,451
531,220	Visa, Inc. Class A	183,520,573
		1,523,751,972
	Food, Beverage & Tobacco - 3.0%
5,848,844	Keurig Dr. Pepper, Inc.	190,964,757
2,005,511	Philip Morris International, Inc.	329,004,079
		519,968,836
	Health Care Equipment & Services - 3.9%
664,318	Elevance Health, Inc.	188,055,140
578,472	HCA Healthcare, Inc.	204,773,303
541,226	Labcorp Holdings, Inc.	140,762,058
561,507	UnitedHealth Group, Inc.	140,129,687
		673,720,188
	Household & Personal Products - 2.3%
6,189,803	Kenvue, Inc.	132,709,376
4,674,725	Unilever PLC ADR	273,144,182
		405,853,558
	Insurance - 2.5%
3,224,213	American International Group, Inc.	250,295,655
948,240	Marsh & McLennan Cos., Inc.	188,889,408
		439,185,063
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Materials - 2.4%
25,308,121	Amcor PLC	$236,630,931
3,727,738	BHP Group Ltd. ADR(1)	188,884,485
		425,515,416
	Media & Entertainment - 7.7%
4,370,225	Alphabet, Inc. Class A	838,646,177
3,538,241	Omnicom Group, Inc.	254,930,264
2,143,045	Walt Disney Co.	255,258,090
		1,348,834,531
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
1,190,261	Agilent Technologies, Inc.	136,653,865
3,165,424	AstraZeneca PLC ADR	231,360,840
2,008,728	Gilead Sciences, Inc.	225,560,067
21,299,390	Haleon PLC	99,908,371
5,762,044	Haleon PLC ADR	54,336,075
3,473,318	Merck & Co., Inc.	271,335,602
1,257,500	Novartis AG ADR	143,028,050
10,464,827	Pfizer, Inc.	243,725,821
		1,405,908,691
	Semiconductors & Semiconductor Equipment - 6.3%
978,572	Broadcom, Inc.	287,406,597
1,972,568	NXP Semiconductors NV	421,675,861
2,674,457	QUALCOMM, Inc.	392,503,309
		1,101,585,767
	Software & Services - 8.1%
335,732	Accenture PLC Class A	89,674,017
4,101,087	Cognizant Technology Solutions Corp. Class A	294,294,003
1,441,025	Microsoft Corp.	768,786,838
482,345	Roper Technologies, Inc.	265,482,688
		1,418,237,546
	Technology Hardware & Equipment - 4.0%
1,235,006	Apple, Inc.	256,350,195
6,402,324	Cisco Systems, Inc.	435,870,218
		692,220,413
	Transportation - 1.7%
3,453,523	Delta Air Lines, Inc.	183,761,959
749,466	JB Hunt Transport Services, Inc.	107,960,577
		291,722,536
	Utilities - 4.7%
1,971,195	Duke Energy Corp.	239,776,160
6,567,003	Exelon Corp.	295,121,115
3,518,853	Sempra	287,419,913
		822,317,188
	Total Common Stocks (cost $11,969,041,839)	$17,154,890,085
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
1,108,404	Vanguard Russell 1000 Value	$95,101,063
	Total Exchange-Traded Funds (cost $96,408,869)	$95,101,063
	Total Long-Term Investments (cost $12,065,450,708)	$17,249,991,148

36

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 30,395,946
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at
4.36%, due on 08/01/2025 with a
maturity value of $30,399,627;
collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%,
maturing 10/15/2027, with a market
value of $31,003,952
			$30,395,946
	Securities Lending Collateral - 0.7%
125,785,465	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		125,785,465
	Total Short-Term Investments (cost $156,181,411)		$156,181,411
	Total Investments (cost $12,221,632,119)	100.0%	$17,406,172,559
	Other Assets and Liabilities	0.0%	4,637,038
	Net Assets	100.0%	$17,410,809,597
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$17,154,890,085	$16,759,308,936	$395,581,149	$—
Exchange-Traded Funds	95,101,063	95,101,063	—	—
Short-Term Investments	156,181,411	125,785,465	30,395,946	—
Total	$17,406,172,559	$16,980,195,464	$425,977,095	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

37

Hartford Dynamic Bond Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.8%
	Agriculture - 0.2%
$ 6,630,000	Imperial Brands Finance PLC 5.63%, 07/01/2035(1)	$6,636,042
	Auto Manufacturers - 2.3%
8,010,000	Ford Motor Co. 4.75%, 01/15/2043	6,207,938
	Ford Motor Credit Co. LLC
7,060,000	2.90%, 02/10/2029	6,426,781
23,640,000	5.88%, 11/07/2029	23,706,770
6,325,000	5.92%, 03/20/2028	6,375,009
7,735,000	General Motors Co. 5.20%, 04/01/2045	6,727,305
	General Motors Financial Co., Inc.
7,680,000	3.10%, 01/12/2032	6,777,778
6,650,000	5.45%, 07/15/2030	6,764,577
		62,986,158
	Beverages - 0.2%
6,465,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	6,640,543
	Chemicals - 1.6%
	FMC Corp.
6,954,000	6.38%, 05/18/2053	6,674,094
6,380,000	8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(2)	6,595,848
26,715,000	OCP SA 5.13%, 06/23/2051(1)	20,511,456
7,010,000	Orbia Advance Corp. SAB de CV 6.75%, 09/19/2042(3)	6,527,569
3,720,000	Tronox, Inc. 4.63%, 03/15/2029(1)(4)	2,894,197
		43,203,164
	Commercial Banks - 3.1%
13,455,000	BNP Paribas SA 7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(2)(5)	13,707,281
13,010,000	BPCE SA 5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(2)	13,481,924
26,436,000	Citigroup, Inc. 6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(2)(5)	26,660,706
13,255,000	HSBC Holdings PLC 7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(2)(5)	13,505,142
7,085,000	Societe Generale SA 5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(2)	7,225,979
12,340,000	UBS Group AG 7.00%, 12/31/2099, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)	12,340,000
		86,921,032
	Commercial Services - 0.4%
	Adani Ports & Special Economic Zone Ltd.
7,750,000	3.10%, 02/02/2031(3)	6,627,338
5,765,000	5.00%, 08/02/2041(1)	4,568,243
		11,195,581
	Construction Materials - 0.2%
6,170,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(5)	6,299,262
	Diversified Financial Services - 1.5%
21,775,000	AGFC Capital Trust I 6.33%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(6)	14,507,594
6,805,000	American Express Co. 4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 1.22% thereafter)(2)	6,826,927
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.8% - (continued)
	Diversified Financial Services - 1.5% - (continued)
$ 6,660,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)	$6,879,367
6,540,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	6,637,688
6,790,000	Synchrony Financial 6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	6,810,439
		41,662,015
	Electric - 3.5%
3,745,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(1)	3,439,274
4,160,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,846,771
2,503,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(1)	2,200,778
7,630,000	Emera U.S. Finance LP 2.64%, 06/15/2031	6,684,783
8,876,000	Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(3)	6,500,782
	Pacific Gas & Electric Co.
38,630,000	2.50%, 02/01/2031	33,725,979
11,124,000	4.55%, 07/01/2030	10,908,411
16,825,000	4.95%, 07/01/2050	13,904,518
	Southern California Edison Co.
11,565,000	2.75%, 02/01/2032	10,024,318
10,505,000	3.45%, 02/01/2052	6,769,273
		98,004,887
	Energy-Alternate Sources - 0.4%
10,654,600	Greenko Power II Ltd. 4.30%, 12/13/2028(3)	10,070,858
	Engineering & Construction - 0.2%
6,320,000	Aeropuerto Internacional de Tocumen SA 5.13%, 08/11/2061(3)	4,535,548
	Entertainment - 0.8%
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
3,000,000	4.63%, 04/16/2029(1)	2,668,327
6,600,000	4.63%, 04/06/2031(1)	5,467,834
15,702,000	Warnermedia Holdings, Inc. 4.28%, 03/15/2032(4)	13,185,597
		21,321,758
	Environmental Control - 0.1%
3,045,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	2,736,255
	Food - 1.1%
995,000	BRF SA 5.75%, 09/21/2050(1)	818,473
6,500,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50%, 01/15/2036(1)	6,473,545
14,160,000	Kraft Heinz Foods Co. 3.75%, 04/01/2030	13,527,481
11,140,000	MARB BondCo PLC 3.95%, 01/29/2031(3)	9,885,249
		30,704,748
	Forest Products & Paper - 0.2%
5,300,000	Suzano Austria GmbH 3.75%, 01/15/2031	4,931,175
	Gas - 0.7%
21,420,000	South Bow USA Infrastructure Holdings LLC 6.18%, 10/01/2054(1)(4)	20,322,402
	Healthcare - Services - 0.8%
14,549,000	Centene Corp. 2.45%, 07/15/2028	13,265,369
	Humana, Inc.
2,965,000	4.95%, 10/01/2044	2,566,320
4,865,000	5.88%, 03/01/2033	5,030,718
		20,862,407

38

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.8% - (continued)
	Insurance - 2.0%
$ 6,250,000	American National Group, Inc. 5.75%, 10/01/2029	$6,376,435
	Athene Holding Ltd.
10,670,000	3.45%, 05/15/2052	6,761,866
13,660,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(2)	13,485,562
8,346,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(1)	8,556,768
13,230,000	Omnis Funding Trust 6.72%, 05/15/2055(1)	13,683,516
6,940,000	Sammons Financial Group, Inc. 3.35%, 04/16/2031(1)	6,348,123
		55,212,270
	Internet - 0.2%
9,770,000	Prosus NV 3.83%, 02/08/2051(1)	6,298,494
	Investment Company Security - 0.5%
13,520,000	Ares Capital Corp. 5.50%, 09/01/2030	13,495,881
	Iron/Steel - 0.0%
1,530,000	CSN Resources SA 4.63%, 06/10/2031(3)	1,204,780
	IT Services - 0.5%
7,230,000	Gartner, Inc. 3.75%, 10/01/2030(1)	6,766,277
6,535,000	McAfee Corp. 7.38%, 02/15/2030(1)(4)	6,059,181
		12,825,458
	Lodging - 0.5%
	Las Vegas Sands Corp.
7,055,000	3.90%, 08/08/2029	6,732,027
6,305,000	6.00%, 06/14/2030	6,484,290
		13,216,317
	Machinery-Diversified - 0.2%
6,100,000	Regal Rexnord Corp. 6.30%, 02/15/2030	6,385,437
	Media - 2.8%
8,360,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(1)	7,203,413
	Charter Communications Operating LLC/Charter Communications Operating Capital
2,492,000	2.30%, 02/01/2032	2,090,209
7,274,000	2.80%, 04/01/2031	6,444,095
	Cox Communications, Inc.
7,620,000	2.60%, 06/15/2031(1)	6,674,922
11,480,000	2.95%, 10/01/2050(1)	6,491,558
6,755,000	Gray Media, Inc. 7.25%, 08/15/2033(1)	6,719,473
17,800,000	Paramount Global 4.38%, 03/15/2043	13,472,302
6,565,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	6,811,850
24,430,000	Ziggo BV 4.88%, 01/15/2030(1)	22,567,725
		78,475,547
	Mining - 0.9%
8,010,000	Anglo American Capital PLC 4.75%, 03/16/2052(1)	6,691,200
6,025,000	First Quantum Minerals Ltd. 8.00%, 03/01/2033(1)	6,208,293
	Glencore Funding LLC
4,295,000	3.38%, 09/23/2051(1)	2,853,339
5,030,000	3.88%, 04/27/2051(1)	3,693,679
6,470,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	6,501,354
		25,947,865
	Oil & Gas - 3.1%
	Aker BP ASA
2,795,000	3.10%, 07/15/2031(1)	2,492,196
6,750,000	3.75%, 01/15/2030(1)	6,440,259
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.8% - (continued)
	Oil & Gas - 3.1% - (continued)
$ 4,845,000	4.00%, 01/15/2031(1)	$4,590,875
11,935,000	Apache Corp. 4.75%, 04/15/2043	8,855,503
6,835,000	Coterra Energy, Inc. 5.90%, 02/15/2055	6,361,967
14,670,000	Diamondback Energy, Inc. 5.90%, 04/18/2064	13,548,080
9,770,000	Ecopetrol SA 4.63%, 11/02/2031	8,435,248
	Petroleos Mexicanos
1,490,000	5.95%, 01/28/2031	1,383,014
5,520,000	6.70%, 02/16/2032	5,261,655
14,265,000	Raizen Fuels Finance SA 6.95%, 03/05/2054(1)	13,323,462
6,510,000	Var Energi ASA 5.88%, 05/22/2030(1)	6,699,342
8,030,000	Viper Energy Partners LLC 4.90%, 08/01/2030	7,996,113
		85,387,714
	Pharmaceuticals - 0.2%
7,285,000	Viatris, Inc. 2.70%, 06/22/2030	6,458,577
	Pipelines - 3.1%
	Columbia Pipelines Holding Co. LLC
8,673,000	5.10%, 10/01/2031(1)	8,709,970
6,630,000	5.68%, 01/15/2034(1)	6,724,213
7,845,000	Energy Transfer LP 5.00%, 05/15/2050	6,556,586
8,365,000	MPLX LP 4.90%, 04/15/2058	6,696,767
6,760,000	Southern Natural Gas Co. LLC 5.45%, 08/01/2035(1)	6,771,655
6,770,000	Targa Resources Corp. 5.65%, 02/15/2036	6,813,679
6,930,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(2)	6,988,156
21,400,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	20,810,655
	Whistler Pipeline LLC
8,585,000	5.40%, 09/30/2029(1)	8,704,958
6,272,000	5.70%, 09/30/2031(1)	6,403,409
		85,180,048
	Semiconductors - 2.5%
13,645,000	Entegris, Inc. 4.75%, 04/15/2029(1)	13,365,753
	Foundry JV Holdco LLC
13,345,000	5.50%, 01/25/2031(1)	13,620,096
13,000,000	6.15%, 01/25/2032(1)	13,600,277
	Intel Corp.
5,255,000	3.05%, 08/12/2051	3,037,953
24,450,000	3.10%, 02/15/2060	13,151,453
14,979,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	13,446,810
		70,222,342
	Telecommunications - 0.5%
13,515,000	NTT Finance Corp. 5.17%, 07/16/2032(1)	13,631,667
	Transportation - 0.5%
	FedEx Corp.
8,170,000	4.55%, 04/01/2046(1)	6,616,133
8,090,000	4.75%, 11/15/2045(1)	6,670,684
		13,286,817
	Total Corporate Bonds (cost $956,007,887)	$966,263,049
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Colombia - 0.2%
6,475,000	Colombia Government International Bonds 8.38%, 11/07/2054	$6,302,830

39

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Mexico - 1.5%
$ 27,270,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	$27,392,715
13,555,000	Mexico Government International Bonds 5.85%, 07/02/2032	13,636,330
		41,029,045
	South Africa - 0.5%
14,685,000	Republic of South Africa Government International Bonds 7.30%, 04/20/2052	13,251,715
	Total Foreign Government Obligations (cost $59,917,342)	$60,583,590
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Farm Credit Bank of Texas - 0.2%
6,310,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(2)(5)	$6,404,650
	Total U.S. Government Agencies (cost $6,310,000)	$6,404,650
U.S. GOVERNMENT SECURITIES - 42.0%
	U.S. Treasury Securities - 42.0%
	U.S. Treasury Bonds - 9.4%
89,980,000	4.38%, 05/15/2040	$87,097,828
58,970,000	4.75%, 02/15/2045	57,965,667
48,790,000	4.75%, 05/15/2055	47,722,719
67,465,000	5.00%, 05/15/2045	68,455,892
		261,242,106
	U.S. Treasury Notes - 32.6%
77,470,000	3.75%, 06/30/2027	77,179,488
61,420,000	3.75%, 08/15/2027	61,189,675
6,305,000	3.75%, 12/31/2030	6,227,419
393,590,000	3.88%, 05/31/2027	392,913,517
26,465,000	3.88%, 04/30/2030	26,384,364
108,910,000	3.88%, 06/30/2030	108,518,605
13,765,000	4.13%, 03/31/2032	13,770,915
87,855,000	4.13%, 05/31/2032	87,813,818
100,925,000	4.25%, 05/15/2035	100,041,906
30,785,000	4.50%, 05/15/2027	31,054,369
		905,094,076
	Total U.S. Government Securities (cost $1,165,782,731)	$1,166,336,182
PREFERRED STOCKS - 1.2%
	Banks - 0.6%
270,000	Bank of America Corp. Series QQ, 4.25%(7)	$4,762,800
270,000	Citizens Financial Group, Inc. Series I, 6.50%(7)	6,768,900
230,000	JP Morgan Chase & Co. Series LL, 4.63%(4)(7)	4,533,300
		16,065,000
	Financial Services - 0.2%
240,000	Capital One Financial Corp. Series J, 4.80%(7)	4,495,200
	Telecommunication Services - 0.2%
245,000	AT&T, Inc. Series C, 4.75%(4)(7)	4,777,500
109,844	U.S. Cellular Corp. (Preference Shares), 5.50%	2,467,096
		7,244,596
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.2% - (continued)
	Utilities - 0.2%
220,000	Southern Co. Series 2020, 4.95%(4)		$4,540,800
	Total Preferred Stocks (cost $32,213,831)		$32,345,596
	Total Long-Term Investments (cost $2,220,231,791)		$2,231,933,067
SHORT-TERM INVESTMENTS - 18.7%
	Securities Lending Collateral - 1.1%
29,446,615	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(8)		$29,446,615
	U.S. Treasury Securities - 17.6%
	U.S. Treasury Bills - 17.6%
$ 10,075,000	3.41%, 08/05/2025(9)		10,070,298
153,730,000	4.00%, 08/14/2025(9)		153,493,993
326,550,000	4.06%, 08/19/2025(9)		325,860,009
			489,424,300
	Total Short-Term Investments (cost $518,870,915)		$518,870,915
	Total Investments (cost $2,739,102,706)	99.1%	$2,750,803,982
	Other Assets and Liabilities	0.9%	25,788,254
	Net Assets	100.0%	$2,776,592,236
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$463,450,103, representing 16.7% of net assets.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $45,352,124, representing 1.6% of net assets.

(4)	Represents entire or partial securities on loan.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(7)	Perpetual security with no stated maturity date.

40

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$966,263,049	$—	$966,263,049	$—
Foreign Government Obligations	60,583,590	—	60,583,590	—
U.S. Government Agencies	6,404,650	—	6,404,650	—
U.S. Government Securities	1,166,336,182	—	1,166,336,182	—
Preferred Stocks	32,345,596	32,345,596	—	—
Short-Term Investments	518,870,915	29,446,615	489,424,300	—
Total	$2,750,803,982	$61,792,211	$2,689,011,771	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

41

Hartford Emerging Markets Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Brazil - 2.5%
188,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$3,640,282
168,400	Cury Construtora e Incorporadora SA	885,374
143,900	Embraer SA	2,072,840
107,300	Multiplan Empreendimentos Imobiliarios SA	484,805
92,272	Pagseguro Digital Ltd. Class A	722,490
221,100	Porto Seguro SA	2,048,893
153,900	TOTVS SA	1,198,593
		11,053,277
	Chile - 0.1%
119,500	Cencosud SA	359,995
	China - 29.4%
1,315,800	Agricultural Bank of China Ltd. Class H	862,002
745,200	Alibaba Group Holding Ltd.	11,203,907
844,400	Aluminum Corp. of China Ltd. Class H	667,385
41,939	Atour Lifestyle Holdings Ltd. ADR	1,418,377
2,667,600	BAIC Motor Corp. Ltd. Class H*(1)	728,669
405,750	Baidu, Inc. Class A*	4,439,446
6,021,205	Bank of China Ltd. Class H	3,475,519
1,541,700	Bank of Communications Co. Ltd. Class H	1,388,867
489,000	Beijing Yanjing Brewery Co. Ltd. Class A	843,981
117,600	BeOne Medicines Ltd.*	2,673,567
4,658,700	BOE Technology Group Co. Ltd. Class A	2,612,570
139,400	BYD Co. Ltd. Class H	2,035,358
6,850,937	China CITIC Bank Corp. Ltd. Class H	6,365,352
5,063,700	China CITIC Financial Asset Management Co. Ltd. Class H*(1)	786,287
319,700	China Hongqiao Group Ltd.(2)	843,335
676,600	China Mengniu Dairy Co. Ltd.	1,408,015
366,600	China Pacific Insurance Group Co. Ltd. Class H	1,476,451
3,138,100	China Railway Group Ltd. Class H	1,578,876
1,287,500	China Resources Pharmaceutical Group Ltd.(1)	899,092
309,400	China Taiping Insurance Holdings Co. Ltd.	687,488
469,000	CITIC Ltd.	703,581
55,800	Contemporary Amperex Technology Co. Ltd. Class A	2,042,937
452,400	COSCO SHIPPING Holdings Co. Ltd. Class A	980,759
119,146	Dong-E-E-Jiao Co. Ltd. Class A	854,911
1,563,700	Dongfeng Motor Group Co. Ltd. Class H	940,890
22,100	Eastroc Beverage Group Co. Ltd. Class A	863,848
89,363	Full Truck Alliance Co. Ltd. ADR	1,032,143
1,912,900	Geely Automobile Holdings Ltd.	4,290,668
83,700	GF Securities Co. Ltd. Class A	222,773
52,900	Gree Electric Appliances, Inc. of Zhuhai Class A	335,160
26,839	Hello Group, Inc. ADR	220,885
629,200	Huatai Securities Co. Ltd. Class A	1,749,583
1,560,300	JD Logistics, Inc.*(1)	2,704,027
352,200	JD.com, Inc. Class A	5,551,353
7,436	JOYY, Inc. ADR	373,287
95,900	Kingsoft Corp. Ltd.	436,082
1,255,600	Kunlun Energy Co. Ltd.	1,209,583
2,087,200	Lenovo Group Ltd.	2,676,310
165,198	Lufax Holding Ltd. ADR*	477,422
120,300	Meituan Class B*(1)	1,855,933
33,700	NetEase Cloud Music, Inc.*(1)	1,091,904
53,600	NetEase, Inc.	1,401,224
312,400	Newborn Town, Inc.*(3)	421,514
12,919	PDD Holdings, Inc. ADR*	1,465,661
641,800	People's Insurance Co. Group of China Ltd. Class H	493,074
706,200	PICC Property & Casualty Co. Ltd. Class H	1,465,776
99,900	Pop Mart International Group Ltd.(1)	3,116,267
17,349	Qifu Technology, Inc. ADR	595,591
70,800	Rockchip Electronics Co. Ltd. Class A	1,587,697
407,500	SAIC Motor Corp. Ltd. Class A	970,657
762,700	Sany Heavy Industry Co. Ltd. Class A	2,111,240
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 29.4% - (continued)
620,800	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	$546,462
399,300	Shenzhen Energy Group Co. Ltd. Class A	360,928
234,600	Sinopharm Group Co. Ltd. Class H	563,891
160,700	Sinotruk Hong Kong Ltd.	489,742
251,580	Tencent Holdings Ltd.	17,613,669
72,802	Vipshop Holdings Ltd. ADR	1,098,582
98,442	Weibo Corp. ADR	948,981
285,199	Wuliangye Yibin Co. Ltd. Class A	4,797,078
122,100	Wuxi Biologics Cayman, Inc.*(1)	496,462
96,400	XD, Inc.(3)	641,581
1,254,200	Xiaomi Corp. Class B*(1)	8,438,195
111,800	Zhejiang Leapmotor Technology Co. Ltd.*(1)	859,682
1,327,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A	957,517
555,100	Zhongsheng Group Holdings Ltd.(2)	933,740
		129,383,794
	Greece - 0.7%
426,475	Alpha Bank SA	1,596,351
369,000	Eurobank Ergasias Services & Holdings SA Class A	1,354,363
		2,950,714
	Hungary - 1.4%
74,800	OTP Bank Nyrt	6,069,711
	India - 15.3%
10,400	Apollo Hospitals Enterprise Ltd.	886,660
916,118	Bank of Baroda	2,475,426
114,100	Bharat Petroleum Corp. Ltd.	426,384
1,100,300	Canara Bank	1,339,040
198,200	Cipla Ltd.	3,500,253
1,087,372	Coal India Ltd.	4,650,087
79,500	Coforge Ltd.	1,575,281
28,500	Coromandel International Ltd.	871,489
6,900	Eicher Motors Ltd.	429,336
281,595	Fortis Healthcare Ltd.	2,742,101
836,800	GAIL India Ltd.	1,685,659
51,600	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	317,133
27,390	HDFC Bank Ltd.	628,554
180,600	Hindalco Industries Ltd.	1,398,136
133,900	Hindustan Petroleum Corp. Ltd.	635,736
126,900	Indian Bank	897,200
1,690,900	Indian Oil Corp. Ltd.*	2,793,425
49,574	Infosys Ltd.	843,102
101,185	InterGlobe Aviation Ltd.*(1)	6,790,364
573,100	ITC Ltd.	2,687,664
320,866	LIC Housing Finance Ltd.	2,136,819
109,200	Lupin Ltd.	2,386,803
18,500	Mphasis Ltd.	584,107
29,809	Narayana Hrudayalaya Ltd.(3)	650,214
1,443,800	NMDC Ltd.	1,160,449
223,700	NTPC Ltd.	849,013
1,334,300	Oil & Natural Gas Corp. Ltd.	3,655,633
122,503	One 97 Communications Ltd.*	1,513,865
12,400	Persistent Systems Ltd.	724,668
104,000	PNB Housing Finance Ltd.*(1)	1,165,893
1,944,100	Punjab National Bank	2,325,021
108,500	Shriram Finance Ltd.	777,087
11,000	Solar Industries India Ltd.	1,777,701
17,721	State Bank of India	160,560
122,900	Tata Consultancy Services Ltd.	4,238,384
138,400	Tata Motors Ltd.	1,046,119
813,600	Union Bank of India Ltd.	1,208,287

42

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	India - 15.3% - (continued)
70,100	United Spirits Ltd.	$1,070,259
204,376	Zydus Lifesciences Ltd.	2,250,736
		67,254,648
	Indonesia - 0.5%
6,926,200	Aneka Tambang Tbk. PT	1,198,476
773,800	United Tractors Tbk. PT	1,133,863
		2,332,339
	Malaysia - 0.1%
319,100	AMMB Holdings Bhd.	377,044
	Mexico - 1.0%
1,383,600	Alfa SAB de CV Class A	1,009,188
102,900	Grupo Aeroportuario del Centro Norte SAB de CV	1,369,091
43,400	Industrias Penoles SAB de CV*	1,139,811
293,200	Prologis Property Mexico SA de CV REIT	1,111,253
		4,629,343
	Poland - 1.8%
39,900	Bank Polska Kasa Opieki SA	2,166,704
46,000	Dino Polska SA*(1)	606,655
245,800	Powszechna Kasa Oszczednosci Bank Polski SA	5,382,159
		8,155,518
	Qatar - 0.2%
911,900	Al Rayan Bank	595,709
409,322	Barwa Real Estate Co.	315,382
		911,091
	Romania - 0.1%
43,601	NEPI Rockcastle NV	333,250
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(4)	—
59,500	LUKOIL PJSC ADR*(4)	—
8,412	Novatek PJSC GDR*(4)	—
574	PhosAgro PJSC*(4)	—
89,080	PhosAgro PJSC GDR*(4)	—
432,620	Surgutneftegas PJSC ADR*(4)	—
		—
	Saudi Arabia - 2.9%
370,366	Arab National Bank	2,142,509
188,300	Bank Al-Jazira*	628,970
69,400	Banque Saudi Fransi	317,070
59,300	Etihad Etisalat Co.	967,492
68,500	SABIC Agri-Nutrients Co.	2,172,789
340,500	Saudi Awwal Bank	2,935,081
352,600	Saudi National Bank	3,518,628
		12,682,539
	South Africa - 2.6%
11,600	Capitec Bank Holdings Ltd.	2,248,641
110,800	Clicks Group Ltd.	2,322,961
60,400	Discovery Ltd.	716,241
114,053	Gold Fields Ltd. ADR	2,778,331
174,331	Investec Ltd.	1,280,130
270,000	MTN Group Ltd.	2,269,356
		11,615,660
	South Korea - 12.5%
4,470	Chong Kun Dang Pharmaceutical Corp.	271,604
27,600	Doosan Enerbility Co. Ltd.*	1,293,022
7,600	Hana Financial Group, Inc.	464,657
354,400	Hanwha Life Insurance Co. Ltd.*	884,723
6,000	HD Hyundai Heavy Industries Co. Ltd.	2,105,756
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,541,893
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Korea - 12.5% - (continued)
18,900	Hyundai Motor Co.	$2,875,206
23,800	Hyundai Rotem Co. Ltd.	3,440,485
16,000	Hyundai Steel Co.	407,228
34,500	KB Financial Group, Inc.	2,740,962
77,129	Kia Corp.	5,643,588
19,500	Korea Investment Holdings Co. Ltd.	1,996,293
4,397	Krafton, Inc.*	1,035,299
45,094	KT Corp.	1,789,324
14,300	LG Electronics, Inc.	791,494
107,100	Samsung E&A Co. Ltd.	2,030,847
309,099	Samsung Electronics Co. Ltd.	15,752,902
98,700	Shinhan Financial Group Co. Ltd.	4,806,087
13,300	SK Hynix, Inc.	2,577,750
154,977	Woori Financial Group, Inc.	2,749,784
		55,198,904
	Taiwan - 17.7%
58,800	Accton Technology Corp.	1,736,610
25,000	Advanced Energy Solution Holding Co. Ltd.	1,030,375
80,100	Asustek Computer, Inc.	1,758,308
3,186,300	AUO Corp.	1,270,287
34,134	Bizlink Holding, Inc.	1,026,637
1,843,700	Compal Electronics, Inc.	1,804,249
86,100	Delta Electronics, Inc.	1,621,960
161,300	Evergreen Marine Corp. Taiwan Ltd.	1,064,402
433,000	Far Eastern New Century Corp.	415,006
121,400	Fubon Financial Holding Co. Ltd.	333,203
143,600	MediaTek, Inc.	6,502,863
1,101,600	Pegatron Corp.	2,932,646
46,400	Pixart Imaging, Inc.	300,809
1,435,000	Pou Chen Corp.	1,349,488
100,500	Realtek Semiconductor Corp.	1,921,647
1,130,500	TA Chen Stainless Pipe	1,481,896
777,800	Taiwan Business Bank	417,908
1,292,176	Taiwan Semiconductor Manufacturing Co. Ltd.	49,747,810
51,500	United Integrated Services Co. Ltd.	1,352,091
		78,068,195
	Thailand - 3.1%
291,700	Advanced Info Service PCL	2,591,682
908,400	Bangkok Bank PCL	4,106,030
3,312,700	Charoen Pokphand Foods PCL	2,310,338
2,825,100	Krung Thai Bank PCL	1,899,433
44,271,800	TMBThanachart Bank PCL	2,611,482
		13,518,965
	Turkey - 0.2%
623,600	Oyak Cimento Fabrikalari AS*	366,528
57,700	Pegasus Hava Tasimaciligi AS*	357,394
		723,922
	United Arab Emirates - 3.4%
464,100	Abu Dhabi Commercial Bank PJSC	2,053,686
124,700	Abu Dhabi Islamic Bank PJSC	818,774
1,095,400	ADNOC Drilling Co. PJSC	1,741,642
441,400	Aldar Properties PJSC	1,140,637
1,342,300	Deyaar Development PJSC	379,289
1,703,404	Emaar Properties PJSC	7,054,308
206,493	Emirates NBD Bank PJSC	1,503,842
34,542	Yalla Group Ltd. ADR*	269,773
		14,961,951
	United Kingdom - 0.2%
17,400	Anglogold Ashanti PLC	791,189
	United States - 0.6%
196,600	JBS NV BDR*	2,699,605
	Total Common Stocks (cost $344,799,458)	$424,071,654

43

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.3%
	Brazil - 1.3%
544,100	Banco Bradesco SA (Preference Shares)(5)		$1,509,027
307,700	Gerdau SA (Preference Shares)(5)		925,372
558,400	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		3,254,936
	Total Preferred Stocks (cost $5,536,957)		$5,689,335
	Total Long-Term Investments (cost $350,336,415)		$429,760,989
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 1,902,657
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value of
$1,902,887; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$1,940,872
			$1,902,657
	Total Short-Term Investments (cost $1,902,657)		$1,902,657
	Total Investments (cost $352,239,072)	98.0%	$431,663,646
	Other Assets and Liabilities	2.0%	8,760,650
	Net Assets	100.0%	$440,424,296
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$29,539,430, representing 6.7% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $1,713,309, representing 0.4% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	73	09/19/2025	$4,519,795	$84,324
Total futures contracts				$84,324
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

44

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$424,071,654	$36,836,902	$387,234,752	$—
Preferred Stocks	5,689,335	5,689,335	—	—
Short-Term Investments	1,902,657	—	1,902,657	—
Futures Contracts(2)	84,324	84,324	—	—
Total	$431,747,970	$42,610,561	$389,137,409	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

45

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.7%
	South Africa - 0.7%
$ 200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$185,500
	Total Convertible Bonds (cost $186,049)	$185,500
CORPORATE BONDS - 34.1%
	Angola - 0.7%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)(3)	$201,486
	Argentina - 1.0%
108,000	Telecom Argentina SA 9.25%, 05/28/2033(2)	111,564
169,000	YPF SA 6.95%, 07/21/2027(1)	168,972
		280,536
	Brazil - 2.1%
200,000	FS Luxembourg SARL 8.63%, 06/25/2033(2)	199,300
200,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(2)	194,167
200,000	Rumo Luxembourg SARL 4.20%, 01/18/2032(1)	181,760
		575,227
	Bulgaria - 0.8%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	110,338
100,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(2)	117,844
		228,182
	Chile - 1.5%
$ 200,000	AES Andes SA 6.30%, 03/15/2029(2)	206,861
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	195,623
		402,484
	China - 2.7%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(4)	17,154
200,000	Far East Horizon Ltd. 5.88%, 03/05/2028(1)	199,805
EUR 100,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(1)	112,191
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	194,284
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	200,020
		723,454
	Colombia - 1.3%
176,000	Ecopetrol SA 4.63%, 11/02/2031	151,955
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	205,946
		357,901
	Croatia - 0.4%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(5)	118,373
	Czech Republic - 0.4%
100,000	Energo-Pro AS 8.00%, 05/27/2030(2)	120,590
	Dem.Rep. Congo - 0.7%
$ 200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	200,969
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.1% - (continued)
	Guatemala - 0.8%
$ 30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	$29,145
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(1)	184,282
		213,427
	Hong Kong - 0.6%
200,000	Champion MTN Ltd. 2.95%, 06/15/2030(1)	167,604
	India - 2.1%
200,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(1)	201,849
176,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	173,210
200,000	Vedanta Resources Finance II PLC 9.48%, 07/24/2030(2)	197,128
		572,187
	Indonesia - 1.5%
200,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(1)	199,805
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	197,727
		397,532
	Israel - 0.5%
90,000	Energean Israel Finance Ltd. 5.38%, 03/30/2028(1)	86,614
40,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	39,125
		125,739
	Kuwait - 0.8%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(5)	205,816
	Macau - 0.7%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	184,903
	Malaysia - 0.8%
200,000	Petronas Capital Ltd. 4.95%, 01/03/2031(2)	203,245
	Mexico - 1.1%
	Petroleos Mexicanos
65,000	5.95%, 01/28/2031	60,333
55,000	6.75%, 09/21/2047	42,604
200,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	207,009
		309,946
	Mongolia - 0.4%
125,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(1)	121,647
	Morocco - 0.8%
200,000	OCP SA 6.10%, 04/30/2030(2)	203,442
	Netherlands - 0.7%
200,000	Veon Midco BV 3.38%, 11/25/2027(2)	184,646
	Nigeria - 0.7%
200,000	IHS Holding Ltd. 7.88%, 05/29/2030(1)	202,582
	Panama - 0.6%
188,168	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	171,828

46

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.1% - (continued)
	Peru - 1.5%
$ 200,000	Kallpa Generacion SA 5.88%, 01/30/2032(2)	$204,880
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(6)	189,344
		394,224
	Philippines - 0.7%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(5)(7)	197,283
	Poland - 0.4%
EUR 100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(5)	112,088
	Romania - 0.4%
100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(5)	118,267
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(4)(8)	—
	Saudi Arabia - 0.7%
198,528	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	178,210
	Slovenia - 0.9%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(5)	122,394
100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(5)	117,209
		239,603
	South Africa - 0.7%
$ 200,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	180,450
	Thailand - 0.7%
200,000	Thaioil Treasury Center Co. Ltd. 2.50%, 06/18/2030(1)	176,246
	Turkey - 0.8%
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	209,434
	Ukraine - 0.6%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	162,424
	United Arab Emirates - 1.4%
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(5)(7)	199,634
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	171,647
		371,281
	United Kingdom - 0.8%
200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	207,415
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.1% - (continued)
	Uzbekistan - 0.8%
$ 200,000	Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(2)	$204,549
	Total Corporate Bonds (cost $9,358,220)	$9,225,220
FOREIGN GOVERNMENT OBLIGATIONS - 60.0%
	Argentina - 0.5%
ARS 121,333,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	$89,697
5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	3,452
$ 50,000	Provincia de Cordoba 9.75%, 07/02/2032(2)	50,500
		143,649
	Brazil - 2.7%
	Brazil Notas do Tesouro Nacional
BRL 1,370,000	10.00%, 01/01/2027	232,131
1,389,000	10.00%, 01/01/2029	225,243
1,476,000	10.00%, 01/01/2031	227,192
257,000	10.00%, 01/01/2033	38,107
118,000	10.00%, 01/01/2035	16,910
		739,583
	Bulgaria - 0.4%
EUR 174,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(1)	116,462
	Chile - 1.4%
CLP 117,537,030	Bonos de la Tesoreria de la Republica 2.00%, 03/01/2035(9)	117,137
	Bonos de la Tesoreria de la Republica en pesos
175,000,000	4.70%, 09/01/2030(1)	174,279
35,000,000	5.00%, 10/01/2028(1)	35,877
10,000,000	5.80%, 10/01/2034(1)	10,437
30,000,000	7.00%, 05/01/2034(1)	33,822
		371,552
	China - 4.1%
	China Government Bonds
CNY 770,000	1.61%, 02/15/2035	105,741
980,000	1.67%, 05/25/2035	135,576
310,000	1.87%, 09/15/2031	43,574
430,000	1.91%, 07/15/2029	60,554
90,000	1.92%, 01/15/2055	12,265
170,000	1.98%, 04/25/2045	23,618
600,000	2.27%, 05/25/2034	86,909
30,000	2.33%, 08/15/2044	4,395
230,000	2.35%, 02/25/2034	33,485
700,000	2.62%, 04/15/2028	100,335
590,000	2.62%, 06/25/2030	86,009
1,200,000	2.80%, 03/25/2030	175,989
390,000	2.88%, 02/25/2033	58,760
290,000	3.01%, 05/13/2028	42,131
310,000	3.25%, 06/06/2026	43,893
340,000	3.28%, 12/03/2027	49,472
250,000	3.81%, 09/14/2050	47,030
		1,109,736
	Colombia - 2.2%
	Colombia TES
COP 1,331,400,000	6.25%, 07/09/2036	210,981
444,000,000	7.00%, 06/30/2032	83,378

47

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.0% - (continued)
	Colombia - 2.2% - (continued)
COP 364,300,000	7.75%, 09/18/2030	$76,338
1,198,000,000	9.25%, 05/28/2042	227,889
		598,586
	Czech Republic - 2.6%
	Czech Republic Government Bonds
CZK 680,000	1.20%, 03/13/2031	27,204
330,000	1.50%, 04/24/2040	10,181
1,780,000	1.75%, 06/23/2032	71,160
560,000	1.95%, 07/30/2037	19,847
1,220,000	2.00%, 10/13/2033	47,923
1,330,000	3.00%, 03/03/2033	56,962
1,980,000	3.50%, 05/30/2035	85,789
660,000	4.20%, 12/04/2036(1)	29,861
3,000,000	4.50%, 11/11/2032	141,998
4,360,000	5.00%, 09/30/2030	211,964
		702,889
	Dominican Republic - 0.4%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(1)	110,907
	India - 1.7%
	India Government Bonds
INR 3,100,000	6.79%, 10/07/2034	36,275
5,180,000	6.79%, 12/02/2034	60,297
3,480,000	7.18%, 08/14/2033	41,410
28,090,000	7.30%, 06/19/2053	330,100
		468,082
	Indonesia - 6.5%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	61,572
418,000,000	6.38%, 08/15/2028	25,671
1,341,000,000	6.38%, 04/15/2032	81,134
1,496,000,000	6.50%, 07/15/2030	92,187
1,207,000,000	6.50%, 02/15/2031	73,902
899,000,000	6.63%, 05/15/2033	54,752
1,424,000,000	6.63%, 02/15/2034	86,734
5,623,000,000	6.75%, 07/15/2035	345,961
1,608,000,000	6.88%, 04/15/2029	99,997
489,000,000	7.00%, 05/15/2027	30,267
2,743,000,000	7.00%, 02/15/2033	171,115
3,001,000,000	7.13%, 06/15/2038	187,201
587,000,000	7.13%, 08/15/2040	36,527
185,000,000	7.13%, 06/15/2042	11,426
651,000,000	7.13%, 06/15/2043	40,214
420,000,000	7.50%, 06/15/2035	27,087
594,000,000	7.50%, 05/15/2038	38,156
1,051,000,000	8.25%, 06/15/2032	69,779
1,571,000,000	8.25%, 05/15/2036	106,587
1,412,000,000	8.38%, 03/15/2034	95,678
427,000,000	8.38%, 04/15/2039	29,364
		1,765,311
	Malaysia - 8.3%
	Malaysia Government Bonds
MYR 218,000	2.63%, 04/15/2031	49,289
839,000	3.50%, 05/31/2027	198,429
255,000	3.76%, 05/22/2040	60,360
582,000	3.83%, 07/05/2034	140,622
446,000	3.89%, 08/15/2029	107,343
350,000	3.90%, 11/30/2026	83,073
260,000	3.91%, 07/15/2026	61,528
1,414,000	3.96%, 09/15/2025	331,901
570,000	4.25%, 05/31/2035	142,532
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.0% - (continued)
	Malaysia - 8.3% - (continued)
MYR 178,000	4.46%, 03/31/2053	$45,366
186,000	4.64%, 11/07/2033	47,318
225,000	4.70%, 10/15/2042	58,974
402,000	4.76%, 04/07/2037	104,837
660,000	4.89%, 06/08/2038	174,954
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	91,154
455,000	3.73%, 03/31/2026	107,237
1,421,000	4.13%, 08/15/2025	333,294
174,000	4.13%, 07/09/2029	42,225
210,000	4.25%, 09/30/2030	51,547
		2,231,983
	Mexico - 8.2%
$ 250,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(2)	251,125
	Mexico Bonos
MXN 1,918,800	7.75%, 05/29/2031	96,495
8,738,500	7.75%, 11/13/2042	381,058
447,800	8.00%, 05/24/2035	21,800
1,219,800	8.00%, 02/21/2036	58,514
4,469,800	8.00%, 11/07/2047	195,627
4,074,600	8.00%, 07/31/2053	176,297
1,644,800	8.50%, 05/31/2029	86,724
106,500	10.00%, 11/20/2036	5,891
	Mexico Cetes
8,798,260	0.00%, 01/21/2027(10)	414,045
2,883,460	0.00%, 05/13/2027(10)	132,135
8,840,800	0.00%, 07/08/2027(10)	401,714
		2,221,425
	Peru - 1.6%
	Peru Government Bonds
PEN 177,000	5.40%, 08/12/2034	46,543
578,000	6.85%, 08/12/2035(1)	165,172
197,000	6.90%, 08/12/2037	55,505
260,000	6.95%, 08/12/2031	79,475
257,000	7.60%, 08/12/2039(1)	75,726
		422,421
	Poland - 2.8%
	Republic of Poland Government Bonds
PLN 1,078,000	1.75%, 04/25/2032	232,390
400,000	2.50%, 07/25/2027	103,167
476,000	4.75%, 07/25/2029	127,285
888,000	5.00%, 10/25/2034	230,620
207,000	5.00%, 10/25/2035	53,270
		746,732
	Romania - 2.8%
	Romania Government Bonds
RON 300,000	4.75%, 10/11/2034	56,519
30,000	4.85%, 07/25/2029	6,179
310,000	6.70%, 02/25/2032	67,344
685,000	6.75%, 04/25/2035	148,944
1,325,000	7.65%, 07/27/2031	301,649
315,000	8.00%, 04/29/2030	72,537
425,000	8.75%, 10/30/2028	99,194
		752,366
	South Africa - 3.8%
	Republic of South Africa Government Bonds
ZAR 2,566,000	6.25%, 03/31/2036	107,466
371,770	6.50%, 02/28/2041	14,207
4,551,000	8.25%, 03/31/2032	241,986

48

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.0% - (continued)
	South Africa - 3.8% - (continued)
ZAR 2,006,000	8.50%, 01/31/2037	$97,867
3,315,000	8.75%, 01/31/2044	152,545
1,660,000	8.75%, 02/28/2048	75,572
2,697,000	8.88%, 02/28/2035	141,173
3,402,000	9.00%, 01/31/2040	165,601
649,000	11.63%, 03/31/2053	38,405
		1,034,822
	Supranational - 4.8%
PLN 200,000	Asian Development Bank 0.00%, 07/30/2030(10)	40,414
	Asian Infrastructure Investment Bank
INR 3,000,000	6.00%, 12/08/2031(1)	32,828
11,300,000	6.65%, 06/30/2033(1)	128,112
8,300,000	6.90%, 10/23/2034(2)	95,589
5,400,000	6.90%, 10/23/2034(1)	62,191
5,400,000	6.96%, 01/14/2035(1)	62,627
4,500,000	7.00%, 03/01/2029(1)	51,814
	European Bank for Reconstruction & Development
ZAR 6,200,000	0.00%, 10/04/2036(10)	105,598
INR 2,000,000	6.75%, 03/14/2031	22,919
23,700,000	6.88%, 07/30/2031	273,399
	Inter-American Development Bank
15,000,000	7.00%, 04/17/2033	174,673
8,000,000	7.00%, 08/08/2033	93,196
14,000,000	International Bank for Reconstruction & Development 6.71%, 01/21/2035	159,933
		1,303,293
	Thailand - 4.1%
	Thailand Government Bonds
THB 3,018,000	1.60%, 12/17/2029	93,430
2,362,000	1.60%, 06/17/2035	72,869
1,102,000	2.00%, 12/17/2031	34,936
1,166,000	2.00%, 06/17/2042	36,036
2,631,000	2.13%, 12/17/2026	81,352
2,220,000	2.40%, 03/17/2029	70,528
1,550,000	2.41%, 03/17/2035	51,211
960,000	2.80%, 06/17/2034	32,574
2,065,000	2.88%, 12/17/2028	66,442
735,000	2.88%, 06/17/2046	25,409
2,223,000	3.30%, 06/17/2038	80,251
6,326,000	3.35%, 06/17/2033	220,592
2,400,000	3.45%, 06/17/2043	88,999
667,000	3.65%, 06/20/2031	23,022
3,690,000	3.78%, 06/25/2032	130,037
		1,107,688
	Turkey - 0.8%
	Turkiye Government Bonds
TRY 2,595,712	26.20%, 10/05/2033	58,554
5,420,000	27.70%, 09/27/2034	125,904
1,730,000	30.00%, 09/12/2029	39,063
		223,521
	Uruguay - 0.3%
UYU 3,222,500	Uruguay Government International Bonds 9.75%, 07/20/2033	86,267
	Total Foreign Government Obligations (cost $16,001,863)	$16,257,275
	Total Long-Term Investments (cost $25,546,132)	$25,667,995
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.5%
$ 146,413
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value of
$146,431; collateralized by
U.S. Treasury Inflation-Indexed Note
at 1.63%, maturing 10/15/2027, with a
market value of $149,547
			$146,413
	Securities Lending Collateral - 0.4%
103,000	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(11)		103,000
	Total Short-Term Investments (cost $249,413)		$249,413
	Total Investments Excluding Purchased Options (cost $25,795,545)	95.7%	$25,917,408
	Total Purchased Options (cost $39,515)	0.1%	$26,216
	Total Investments (cost $25,835,060)	95.8%	$25,943,624
	Other Assets and Liabilities	4.2%	1,143,672
	Net Assets	100.0%	$27,087,296
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $7,033,888, representing 26.0% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$3,570,144, representing 13.2% of net assets.

(3)	Represents entire or partial securities on loan.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

49

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Investment valued using significant unobservable inputs.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Security is a zero-coupon bond.
(11)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	UBS	3.76	USD	12/04/2025	253,000	USD	253,000	$5,121	$8,049	$(2,928)
Call USD vs. Put ZAR	BOA	18.35	USD	09/25/2025	186,000	USD	186,000	3,113	7,164	(4,051)
Call USD vs. Put ZAR	JPM	18.05	USD	11/26/2025	126,000	USD	126,000	4,537	4,953	(416)
Total Call								$12,771	$20,166	$(7,395)
Put
Call CNY vs. Put USD	BOA	6.94	USD	01/29/2026	272,000	USD	272,000	$977	$1,248	$(271)
Call PLN vs. Put USD	UBS	3.76	USD	12/04/2025	253,000	USD	253,000	6,015	7,324	(1,309)
Call ZAR vs. Put USD	BOA	18.35	USD	09/25/2025	186,000	USD	186,000	3,920	6,377	(2,457)
Call ZAR vs. Put USD	JPM	18.05	USD	11/26/2025	126,000	USD	126,000	2,533	4,400	(1,867)
Total Put								$13,445	$19,349	$(5,904)
Total purchased OTC option contracts								$26,216	$39,515	$(13,299)
Written option contracts:
Call
Call USD vs. Put THB	BOA	33.50	USD	09/25/2025	(372,000)	USD	(372,000)	$(1,344)	$(8,852)	$7,508
Call USD vs. Put THB	BOA	32.20	USD	12/03/2025	(304,000)	USD	(304,000)	(6,781)	(8,336)	1,555
Total Call								$(8,125)	$(17,188)	$9,063
Puts
Call THB vs. Put USD	BOA	33.50	USD	09/25/2025	(372,000)	USD	(372,000)	$(11,462)	$(8,255)	$(3,207)
Call THB vs. Put USD	BOA	32.20	USD	12/03/2025	(304,000)	USD	(304,000)	(4,747)	(7,615)	2,868
Total puts								$(16,209)	$(15,870)	$(339)
Total Written Option Contracts OTC option contracts								$(24,334)	$(33,058)	$8,724

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1	09/30/2025	$206,984	$(6)
U.S. Treasury 10-Year Ultra Future	2	09/19/2025	226,156	841
U.S. Treasury Long Bond Future	3	09/19/2025	342,563	808
U.S. Treasury Ultra Bond Future	2	09/19/2025	234,625	5,036
Total				$6,679
Short position contracts:
Euro-BOBL Future	(1)	09/08/2025	$(133,828)	$524
Euro-BUND Future	(1)	09/08/2025	(148,014)	1,551
U.S. Treasury 5-Year Note Future	(2)	09/30/2025	(216,344)	(3)
U.S. Treasury 10-Year Note Future	(5)	09/19/2025	(555,312)	415
Total				$2,487
Total futures contracts				$9,166

50

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	252,000	(1.00%)	06/20/2030	Quarterly	$11,986	$—	$5,511	$(6,475)
Total centrally cleared credit default swap contracts						$11,986	$—	$5,511	$(6,475)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	9.02% Fixed	MXN	2,225,000	11/16/2034	Lunar	$—	$—	$6,435	$6,435
12 Mo. CLP CLICP	4.39% Fixed	CLP	458,909,000	09/17/2026	At Maturity	—	—	(90)	(90)
12 Mo. CLP CLICP	4.38% Fixed	CLP	390,922,000	09/17/2026	At Maturity	—	—	(137)	(137)
12 Mo. USD SOFR	4.33% Fixed	USD	7,460,000	09/17/2025	Annual	—	—	(501)	(501)
12 Mo. USD SOFR	3.88% Fixed	USD	458,000	07/17/2026	Annual	—	(7)	(382)	(375)
12 Mo. USD SOFR	3.99% Fixed	USD	96,000	09/17/2035	Annual	—	—	1,298	1,298
3 Mo. PLN WIBOR	4.22% Fixed	PLN	1,673,000	09/17/2026	Annual	—	—	(329)	(329)
3 Mo. PLN WIBOR	4.18% Fixed	PLN	1,696,000	09/17/2026	Annual	—	—	(506)	(506)
3 Mo. PLN WIBOR	4.27% Fixed	PLN	7,280,000	09/17/2026	Annual	—	—	(507)	(507)
3 Mo. ZAR JIBAR	7.01% Fixed	ZAR	16,331,000	09/17/2026	Quarterly	—	—	646	646
3 Mo. ZAR JIBAR	7.00% Fixed	ZAR	15,204,000	09/17/2026	Quarterly	—	—	522	522
7.00% Fixed	3 Mo. ZAR JIBAR	ZAR	7,866,000	09/17/2027	Quarterly	—	—	(1,071)	(1,071)
7.00% Fixed	3 Mo. ZAR JIBAR	ZAR	8,443,000	09/17/2027	Quarterly	—	—	(1,081)	(1,081)
7.64% Fixed	3 Mo. ZAR JIBAR	ZAR	12,136,000	09/17/2030	Quarterly	—	—	(10,780)	(10,780)
3 Mo. ZAR JIBAR	8.16% Fixed	ZAR	2,724,000	09/17/2032	Quarterly	—	—	3,576	3,576
3 Mo. ZAR JIBAR	8.83% Fixed	ZAR	8,766,000	09/17/2035	Quarterly	—	—	17,073	17,073
6 Mo. CLP CLICP	4.62% Fixed	CLP	180,427,000	09/17/2030	Semi-Annual	—	—	(1,289)	(1,289)
5.08% Fixed	6 Mo. CLP CLICP	CLP	102,959,000	09/17/2035	Semi-Annual	—	—	1,089	1,089
5.20% Fixed	6 Mo. CLP CLICP	CLP	197,942,000	09/17/2035	Semi-Annual	—	—	153	153
5.35% Fixed	6 Mo. CLP CLICP	CLP	74,389,000	09/17/2035	Semi-Annual	—	—	(869)	(869)
3.45% Fixed	6 Mo. CZK PRIBOR	CZK	4,243,000	09/17/2030	Annual	—	—	3,885	3,885
6 Mo. CZK PRIBOR	3.70% Fixed	CZK	1,946,000	09/17/2035	Annual	10	—	(3,059)	(3,069)
2.70% Fixed	6 Mo. EUR EURIBOR	EUR	57,000	09/17/2041	Annual	—	—	1,449	1,449
5.87% Fixed	6 Mo. HUF BUBOR	HUF	429,426,000	09/17/2027	Annual	—	—	9,179	9,179
6.06% Fixed	6 Mo. HUF BUBOR	HUF	74,684,000	09/17/2030	Annual	—	—	2,979	2,979
6 Mo. HUF BUBOR	6.28% Fixed	HUF	29,346,000	09/17/2032	Annual	—	—	(1,334)	(1,334)
6 Mo. HUF BUBOR	6.56% Fixed	HUF	15,268,000	09/17/2035	Annual	—	—	(723)	(723)
6 Mo. HUF BUBOR	6.60% Fixed	HUF	43,245,000	09/17/2035	Annual	—	—	(1,670)	(1,670)
6 Mo. HUF BUBOR	6.56% Fixed	HUF	104,207,000	09/17/2035	Annual	—	—	(4,932)	(4,932)
3.95% Fixed	6 Mo. PLN WIBOR	PLN	865,000	09/17/2027	Annual	—	—	743	743
4.01% Fixed	6 Mo. PLN WIBOR	PLN	862,000	09/17/2027	Annual	—	—	461	461
4.05% Fixed	6 Mo. PLN WIBOR	PLN	1,279,000	09/17/2027	Annual	—	—	436	436
4.13% Fixed	6 Mo. PLN WIBOR	PLN	1,952,000	09/17/2030	Annual	—	—	1,369	1,369
4.23% Fixed	6 Mo. PLN WIBOR	PLN	555,000	09/17/2030	Annual	—	—	(305)	(305)
6 Mo. PLN WIBOR	4.50% Fixed	PLN	724,000	09/17/2035	Annual	—	—	(1,062)	(1,062)
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(8,075)	(8,075)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(3,391)	(3,391)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(3,627)	(3,627)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(14,921)	(14,921)
BZDIOVRA	14.25% Fixed	BRL	418,075	01/02/2031	At Maturity	—	—	2,528	2,528
BZDIOVRA	13.83% Fixed	BRL	425,970	01/02/2031	At Maturity	—	—	780	780
BZDIOVRA	13.44% Fixed	BRL	546,837	01/02/2031	At Maturity	—	—	(800)	(800)
BZDIOVRA	13.42% Fixed	BRL	547,888	01/02/2031	At Maturity	—	—	(895)	(895)
BZDIOVRA	13.30% Fixed	BRL	492,596	01/02/2031	At Maturity	—	—	(1,405)	(1,405)
BZDIOVRA	13.17% Fixed	BRL	714,650	01/02/2031	At Maturity	—	(72)	(2,712)	(2,640)
Total centrally cleared interest rate swaps contracts						$10	$(79)	$(11,852)	$(11,783)

51

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
40,000	AUD	26,162	USD	JPM	09/17/2025	$(432)
85,000	AUD	55,976	USD	MSC	09/17/2025	(1,301)
6,783,000	BRL	1,171,310	USD	UBS	09/03/2025	29,297
700,000	BRL	123,317	USD	JPM	09/03/2025	585
60,000	BRL	10,354	USD	MSC	09/03/2025	266
1,070,000	BRL	189,244	USD	CBK	09/03/2025	148
455,000	BRL	80,389	USD	BOA	09/03/2025	147
300,000	BRL	53,078	USD	BCLY	09/03/2025	23
220,000	BRL	39,118	USD	BNP	09/03/2025	(178)
30,000	CAD	21,947	USD	BCLY	09/17/2025	(245)
45,500,000	CLP	47,253	USD	UBS	09/17/2025	(469)
16,500,000	CLP	17,723	USD	BNP	09/17/2025	(757)
49,800,000	CLP	53,239	USD	DEUT	09/17/2025	(2,034)
99,507,000	CLP	104,889	USD	MSC	09/17/2025	(2,574)
118,000	CNH	16,563	USD	DEUT	09/17/2025	(134)
220,000	CNH	30,877	USD	WEST	09/17/2025	(248)
425,000	CNH	59,704	USD	BNP	09/17/2025	(534)
1,125,000	CNH	157,930	USD	BOA	09/17/2025	(1,302)
12,893,912	CNH	1,808,746	USD	MSC	09/17/2025	(13,595)
264,085,000	COP	62,259	USD	BNP	09/17/2025	517
124,276,000	COP	29,280	USD	BOA	09/17/2025	261
225,000,000	COP	53,255	USD	BCLY	09/17/2025	230
67,800,000	COP	16,799	USD	JPM	09/17/2025	(682)
461,600,000	COP	111,822	USD	UBS	09/17/2025	(2,094)
308,700,000	COP	76,636	USD	GSC	09/17/2025	(3,254)
733,900,000	COP	179,895	USD	CBK	09/17/2025	(5,439)
16,208,000	CZK	749,860	USD	BCLY	09/17/2025	3,657
1,800,000	CZK	84,384	USD	RBC	09/17/2025	(702)
1,680,000	CZK	79,211	USD	GSC	09/17/2025	(1,107)
2,598,000	CZK	122,021	USD	MSC	09/17/2025	(1,240)
1,320,000	CZK	63,140	USD	BOA	09/17/2025	(1,772)
6,339,000	CZK	300,279	USD	DEUT	09/17/2025	(5,576)
3,070,000	EGP	58,298	USD	CBK	08/14/2025	4,305
6,500,000	EGP	127,092	USD	CBK	09/17/2025	3,100
4,670,000	EGP	90,495	USD	BOA	09/17/2025	3,043
887,000	EGP	15,868	USD	GSC	10/27/2025	1,577
5,890,000	EGP	99,929	USD	CBK	01/08/2026	12,043
1,334,000	EGP	23,020	USD	CBK	01/26/2026	2,130
2,439,000	EGP	42,117	USD	CBK	01/27/2026	3,844
36,000	EUR	42,468	USD	UBS	09/17/2025	(1,251)
161,000	EUR	185,792	USD	CBK	09/17/2025	(1,461)
56,000	EUR	65,908	USD	BCLY	09/17/2025	(1,793)
57,000	EUR	67,054	USD	BNP	09/17/2025	(1,794)
136,000	EUR	160,323	USD	MSC	09/17/2025	(4,614)
414,000	EUR	486,049	USD	JPM	09/17/2025	(12,053)
2,547,000	EUR	2,932,911	USD	DEUT	09/17/2025	(16,812)
71,000	GBP	97,881	USD	CBK	09/17/2025	(4,070)
173,977,000	HUF	493,047	USD	MSC	09/17/2025	2,108
36,000,000	HUF	102,139	USD	DEUT	09/17/2025	320
32,100,000	HUF	91,301	USD	BCLY	09/17/2025	59
10,300,000	HUF	29,618	USD	GSC	09/17/2025	(303)
22,440,864,000	IDR	1,374,337	USD	DEUT	09/17/2025	(16,313)
3,110,000	INR	35,987	USD	MSC	09/17/2025	(542)
6,430,000	INR	74,942	USD	CBK	09/17/2025	(1,659)
22,080,000	INR	255,200	USD	DEUT	09/17/2025	(3,553)
32,452,000	INR	377,115	USD	BOA	09/17/2025	(7,259)
86,097,000	INR	1,001,093	USD	UBS	09/17/2025	(19,843)
73,610,000	KRW	53,472	USD	DEUT	09/17/2025	(567)
54,970,000	KRW	40,242	USD	CBK	09/17/2025	(733)
287,280,000	KRW	212,391	USD	BNP	09/17/2025	(5,916)
31,700,000	KZT	60,106	USD	CBK	08/13/2025	(1,733)
7,800,000	KZT	14,801	USD	CBK	09/17/2025	(590)
86,000,000	KZT	164,059	USD	BOA	09/17/2025	(7,380)
21,260,000	MXN	1,104,352	USD	BOA	09/17/2025	16,682
3,551,000	MXN	186,080	USD	MSC	09/17/2025	1,164

52

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
290,000	MXN	15,408	USD	CBK	09/17/2025	$(117)
1,610,000	MXN	85,210	USD	GSC	09/17/2025	(315)
940,000	MXN	50,369	USD	BCLY	09/17/2025	(803)
740,000	MYR	176,174	USD	DEUT	09/17/2025	(2,554)
1,130,000	MYR	268,049	USD	BNP	09/17/2025	(2,925)
83,221,000	NGN	51,851	USD	CBK	08/06/2025	2,075
6,578,000	NGN	4,076	USD	MSC	09/17/2025	81
105,697,000	NGN	63,012	USD	CBK	12/10/2025	985
40,000	NZD	23,981	USD	BCLY	09/17/2025	(376)
1,793,000	PEN	495,874	USD	CBK	09/17/2025	2,500
130,000	PEN	35,789	USD	BOA	09/17/2025	345
215,000	PEN	60,224	USD	DEUT	09/17/2025	(464)
470,000	PLN	125,962	USD	DEUT	09/17/2025	(648)
225,000	PLN	60,813	USD	BOA	09/17/2025	(822)
305,000	PLN	82,576	USD	GSC	09/17/2025	(1,255)
4,540,000	PLN	1,213,378	USD	BCLY	09/17/2025	(2,892)
627,000	PLN	170,632	USD	MSC	09/17/2025	(3,457)
931,000	PLN	256,439	USD	SSG	09/17/2025	(8,209)
195,000	PLN	52,192	USD	BOA	12/08/2025	(258)
30,000	RON	6,938	USD	JPM	09/17/2025	(212)
155,000	RON	35,476	USD	BOA	09/17/2025	(720)
1,467,000	RON	330,160	USD	DEUT	09/17/2025	(1,218)
9,344,000	RSD	91,110	USD	CBK	09/17/2025	(95)
80,000	SGD	62,701	USD	DEUT	09/17/2025	(854)
90,000	SGD	70,611	USD	MSC	09/17/2025	(1,033)
100,000	SGD	78,490	USD	CBK	09/17/2025	(1,182)
320,000	THB	9,930	USD	CBK	09/17/2025	(100)
1,640,000	THB	50,539	USD	DEUT	09/17/2025	(160)
4,890,000	THB	151,859	USD	BNP	09/17/2025	(1,644)
5,540,000	THB	172,116	USD	MSC	09/17/2025	(1,934)
45,483,000	THB	1,400,450	USD	BCLY	09/17/2025	(3,266)
283,000	THB	8,434	USD	BOA	09/29/2025	269
150,000	THB	4,647	USD	BOA	12/08/2025	(9)
18,777,500	TRY	433,001	USD	GSC	09/17/2025	10,099
5,275,000	TRY	122,479	USD	BCLY	09/17/2025	1,997
1,715,000	TRY	39,670	USD	DEUT	09/17/2025	800
2,680,000	TRY	62,822	USD	CBK	09/17/2025	419
4,300,000	TRY	101,306	USD	MSC	09/17/2025	163
2,066,000	TRY	37,307	USD	MSC	04/27/2026	3,263
31,470,000	TRY	563,821	USD	CBK	04/28/2026	53,671
15,735,000	TRY	289,542	USD	DEUT	07/17/2026	935
1,540,000	ZAR	85,322	USD	BOA	09/17/2025	(1,068)
1,969,000	ZAR	109,220	USD	SCB	09/17/2025	(1,495)
1,000,000	ZAR	56,333	USD	BCLY	09/17/2025	(1,622)
2,047,000	ZAR	114,448	USD	BNP	09/17/2025	(2,455)
1,959,000	ZAR	109,676	USD	CBK	09/17/2025	(2,498)
11,518,000	ZAR	645,084	USD	MSC	09/17/2025	(14,928)
111,606	USD	170,000	AUD	JPM	09/17/2025	2,255
49,005	USD	75,000	AUD	DEUT	09/17/2025	762
303,912	USD	1,697,000	BRL	CBK	09/03/2025	3,538
66,019	USD	365,000	BRL	BOA	09/03/2025	1,413
11,797	USD	65,000	BRL	DEUT	09/03/2025	292
39,129	USD	220,000	BRL	BNP	09/03/2025	189
129,044	USD	729,000	BRL	MSC	09/03/2025	10
69,624	USD	95,000	CAD	MSC	09/17/2025	899
60,188	USD	82,000	CAD	RBC	09/17/2025	867
51,129	USD	70,000	CAD	SCB	09/17/2025	489
180,923	USD	169,199,000	CLP	BOA	09/17/2025	6,950
97,662	USD	92,600,000	CLP	MSC	09/17/2025	2,449
59,758	USD	55,832,000	CLP	DEUT	09/17/2025	2,351
51,816	USD	49,500,000	CLP	UBS	09/17/2025	920
133,110	USD	949,000	CNH	BNP	09/17/2025	985
87,941	USD	628,000	CNH	DEUT	09/17/2025	508
62,275	USD	444,000	CNH	MSC	09/17/2025	459
55,148	USD	391,000	CNH	BOA	02/02/2026	181

53

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
44,204	USD	183,100,000	COP	MSC	09/17/2025	$679
82,669	USD	348,200,000	COP	CBK	09/17/2025	(102)
415,205	USD	8,740,000	CZK	DEUT	09/17/2025	8,877
364,679	USD	7,789,000	CZK	CBK	09/17/2025	2,564
5,739	USD	120,000	CZK	TDB	09/17/2025	160
59,809	USD	3,070,000	EGP	CBK	08/14/2025	(2,794)
61,714	USD	3,240,000	EGP	MSC	09/17/2025	(3,181)
4,220,739	USD	3,670,581	EUR	DEUT	09/17/2025	18,234
295,103	USD	251,000	EUR	CBK	09/17/2025	7,730
173,573	USD	147,000	EUR	MSC	09/17/2025	5,270
58,249	USD	50,000	EUR	JPM	09/17/2025	1,002
9,313	USD	8,000	EUR	BNP	09/17/2025	153
74,194	USD	54,000	GBP	DEUT	09/17/2025	2,845
122,841	USD	91,000	GBP	CBK	09/17/2025	2,604
32,484	USD	24,000	GBP	JPM	09/17/2025	773
126,987	USD	43,600,000	HUF	MSC	09/17/2025	2,898
67,015	USD	22,900,000	HUF	BOA	09/17/2025	1,840
69,054	USD	24,100,000	HUF	GSC	09/17/2025	464
130,735	USD	2,135,000,000	IDR	BCLY	09/17/2025	1,534
168,556	USD	2,778,000,000	IDR	DEUT	09/17/2025	443
66,210	USD	1,090,081,000	IDR	MSC	09/17/2025	243
153,986	USD	13,248,000	INR	CBK	09/17/2025	2,997
96,538	USD	8,296,000	INR	JPM	09/17/2025	1,988
116,186	USD	10,053,000	INR	DEUT	09/17/2025	1,612
26,616	USD	2,300,000	INR	MSC	09/17/2025	403
212,816	USD	287,280,000	KRW	BNP	09/17/2025	6,341
131,965	USD	183,300,000	KRW	CBK	09/17/2025	223
26,732	USD	36,950,000	KRW	DEUT	09/17/2025	175
37,835	USD	20,200,000	KZT	BOA	08/13/2025	638
6,664	USD	3,500,000	KZT	DEUT	08/13/2025	219
59,613	USD	31,300,000	KZT	DEUT	09/17/2025	2,589
67,665	USD	1,280,000	MXN	GSC	09/17/2025	171
7,505	USD	140,000	MXN	SSG	09/17/2025	123
18,177	USD	344,000	MXN	SCB	09/17/2025	38
144,913	USD	2,757,000	MXN	MSC	09/17/2025	(463)
224,729	USD	4,271,000	MXN	CBK	09/17/2025	(479)
77,569	USD	1,487,000	MXN	UBS	09/17/2025	(840)
71,131	USD	299,000	MYR	DEUT	09/17/2025	979
148,704	USD	630,000	MYR	BNP	09/17/2025	892
48,458	USD	80,000	NZD	ANZ	09/17/2025	1,247
57,249	USD	95,000	NZD	MSC	09/17/2025	1,186
332,750	USD	1,192,000	PEN	CBK	09/17/2025	1,428
78,652	USD	280,000	PEN	MSC	09/17/2025	824
23,597	USD	84,000	PEN	JPM	09/17/2025	249
20,708	USD	75,000	PEN	GSC	09/17/2025	(139)
197,871	USD	11,330,000	PHP	DEUT	09/17/2025	3,538
341,244	USD	1,259,000	PLN	DEUT	09/17/2025	5,561
148,239	USD	540,000	PLN	MSC	09/17/2025	4,260
290,475	USD	1,074,000	PLN	UBS	09/17/2025	4,117
66,088	USD	240,000	PLN	GSC	09/17/2025	2,098
41,314	USD	150,000	PLN	CBK	09/17/2025	1,321
8,076	USD	30,000	PLN	BCLY	09/17/2025	77
9,276	USD	35,000	PLN	UBS	12/08/2025	(45)
131,974	USD	574,000	RON	BOA	09/17/2025	3,268
111,543	USD	485,000	RON	GSC	09/17/2025	2,792
97,078	USD	421,000	RON	BNP	09/17/2025	2,678
91,230	USD	395,000	RON	CBK	09/17/2025	2,661
87,873	USD	382,000	RON	DEUT	09/17/2025	2,218
16,668	USD	1,660,000	RSD	CBK	09/17/2025	499
149,272	USD	190,000	SGD	DEUT	09/17/2025	2,386
62,610	USD	80,000	SGD	BNP	09/17/2025	763
61,528	USD	1,990,000	THB	JPM	09/17/2025	398
131,402	USD	4,270,000	THB	BCLY	09/17/2025	232
142,441	USD	4,640,000	THB	BNP	09/17/2025	(94)
81,779	USD	3,487,000	TRY	GSC	09/17/2025	(505)

54

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
91,430	USD	3,949,500	TRY	UBS	09/17/2025	$(1,768)
147,969	USD	6,370,000	TRY	BCLY	09/17/2025	(2,346)
359,661	USD	15,735,000	TRY	DEUT	10/17/2025	(1,531)
614,901	USD	31,470,000	TRY	DEUT	04/28/2026	(2,591)
137,067	USD	2,460,000	ZAR	BOA	09/17/2025	2,479
88,941	USD	1,581,000	ZAR	MSC	09/17/2025	2,444
79,728	USD	1,428,000	ZAR	CBK	09/17/2025	1,602
26,954	USD	490,000	ZAR	BCLY	09/17/2025	146
12,695	USD	234,000	ZAR	BOA	09/29/2025	(96)
9,154	USD	166,000	ZAR	JPM	11/28/2025	117
Total foreign currency contracts						$82,445
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$185,500	$—	$185,500	$—
Corporate Bonds	9,225,220	—	9,225,220	—
Foreign Government Obligations	16,257,275	—	16,257,275	—
Short-Term Investments	249,413	103,000	146,413	—
Purchased Options	26,216	—	26,216	—
Foreign Currency Contracts(2)	316,915	—	316,915	—
Futures Contracts(2)	9,175	9,175	—	—
Swaps - Interest Rate(2)	54,601	—	54,601	—
Total	$26,324,315	$112,175	$26,212,140	$—
Liabilities
Foreign Currency Contracts(2)	$(234,470)	$—	$(234,470)	$—
Futures Contracts(2)	(9)	(9)	—	—
Swaps - Credit Default(2)	(6,475)	—	(6,475)	—
Swaps - Interest Rate(2)	(66,384)	—	(66,384)	—
Written Options	(24,334)	—	(24,334)	—
Total	$(331,672)	$(9)	$(331,663)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

55

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Banks - 7.9%
3,257,134	Bank of America Corp.	$153,964,724
337,222	JP Morgan Chase & Co.	99,898,645
373,562	M&T Bank Corp.	70,491,150
2,528,886	Regions Financial Corp.	64,056,682
		388,411,201
	Capital Goods - 11.4%
564,484	Emerson Electric Co.	82,138,067
208,498	Ferguson Enterprises, Inc.	46,563,858
366,014	Honeywell International, Inc.	81,383,213
307,067	IDEX Corp.	50,208,525
456,391	Johnson Controls International PLC	47,921,055
328,144	L3Harris Technologies, Inc.	90,180,534
105,176	Northrop Grumman Corp.	60,645,534
1,018,659	PACCAR, Inc.	100,602,763
		559,643,549
	Consumer Discretionary Distribution & Retail - 2.2%
1,225,266	Industria de Diseno Textil SA	58,527,310
911,343	Tractor Supply Co.	51,900,984
		110,428,294
	Consumer Durables & Apparel - 0.7%
478,966	NIKE, Inc. Class B	35,773,971
	Consumer Services - 0.9%
227,381	Darden Restaurants, Inc.	45,855,926
	Energy - 8.3%
1,187,046	ConocoPhillips	113,172,966
3,217,867	Coterra Energy, Inc.	78,483,776
1,966,270	EQT Corp.	105,687,012
274,279	Marathon Petroleum Corp.	46,679,543
384,210	Targa Resources Corp.	63,936,386
		407,959,683
	Equity Real Estate Investment Trusts (REITs) - 6.4%
741,380	Crown Castle, Inc. REIT	77,911,624
1,782,162	Gaming & Leisure Properties, Inc. REIT	81,230,944
495,412	Lamar Advertising Co. Class A, REIT	60,564,117
288,200	Sun Communities, Inc. REIT	35,745,446
2,277,824	Weyerhaeuser Co. REIT	57,059,491
		312,511,622
	Financial Services - 7.2%
271,569	Ares Management Corp. Class A	50,384,197
304,516	Intercontinental Exchange, Inc.	56,283,692
632,815	Morgan Stanley	90,150,825
848,498	Nasdaq, Inc.	81,642,478
441,550	Raymond James Financial, Inc.	73,796,251
		352,257,443
	Food, Beverage & Tobacco - 6.5%
1,574,537	Archer-Daniels-Midland Co.	85,308,415
324,591	Constellation Brands, Inc. Class A	54,219,681
1,742,527	Keurig Dr. Pepper, Inc.	56,893,506
541,838	Pernod Ricard SA(1)	55,683,984
419,837	Philip Morris International, Inc.	68,874,260
		320,979,846
	Health Care Equipment & Services - 3.9%
238,825	Becton Dickinson & Co.	42,570,556
192,055	Elevance Health, Inc.	54,366,929
389,464	UnitedHealth Group, Inc.	97,194,636
		194,132,121
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Household & Personal Products - 2.7%
2,246,681	Kenvue, Inc.	$48,168,841
1,475,182	Unilever PLC ADR	86,194,884
		134,363,725
	Insurance - 4.0%
1,189,662	American International Group, Inc.	92,353,461
294,386	Marsh & McLennan Cos., Inc.	58,641,691
616,722	MetLife, Inc.	46,840,036
		197,835,188
	Materials - 4.9%
1,764,673	Anglo American PLC	49,654,532
348,019	Avery Dennison Corp.	58,387,148
3,113,374	Barrick Mining Corp.	65,754,459
652,003	PPG Industries, Inc.	68,786,316
		242,582,455
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
853,555	AstraZeneca PLC ADR	62,386,335
814,025	Gilead Sciences, Inc.	91,406,867
859,958	Johnson & Johnson	141,669,481
1,474,429	Merck & Co., Inc.	115,182,393
2,945,754	Pfizer, Inc.	68,606,611
164,770	Roche Holding AG	51,420,273
		530,671,960
	Semiconductors & Semiconductor Equipment - 2.7%
199,938	Broadcom, Inc.	58,721,791
343,985	NXP Semiconductors NV	73,533,673
		132,255,464
	Software & Services - 2.4%
205,444	Accenture PLC Class A	54,874,092
710,460	Amdocs Ltd.	60,644,866
		115,518,958
	Technology Hardware & Equipment - 3.9%
1,049,519	Cisco Systems, Inc.	71,451,254
431,623	NetApp, Inc.	44,944,903
366,148	TE Connectivity PLC	75,334,951
		191,731,108
	Telecommunication Services - 1.0%
196,186	T-Mobile U.S., Inc.	46,772,704
	Transportation - 1.3%
679,299	Canadian National Railway Co.	63,429,348
	Utilities - 9.2%
730,433	American Electric Power Co., Inc.	82,641,190
415,388	Atmos Energy Corp.	64,767,297
1,520,900	Dominion Energy, Inc.	88,896,605
1,955,339	PPL Corp.	69,786,049
1,126,293	Sempra	91,995,612
476,424	WEC Energy Group, Inc.	51,968,330
		450,055,083
	Total Common Stocks (cost $3,977,311,519)	$4,833,169,649

56

The Hartford Equity Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 23,796,372
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $23,799,254; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $24,272,513
			$23,796,372
	Total Short-Term Investments (cost $23,796,372)		$23,796,372
	Total Investments (cost $4,001,107,891)	98.8%	$4,856,966,021
	Other Assets and Liabilities	1.2%	61,402,180
	Net Assets	100.0%	$4,918,368,201
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,833,169,649	$4,617,883,550	$215,286,099	$—
Short-Term Investments	23,796,372	—	23,796,372	—
Total	$4,856,966,021	$4,617,883,550	$239,082,471	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

57

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
	Other Asset-Backed Securities - 1.6%
$ 2,000,000	Bain Capital Credit CLO Ltd. 5.85%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$1,998,490
2,465,397	Carlyle Global Market Strategies CLO Ltd. 6.14%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,468,528
2,500,000	Carlyle U.S. CLO Ltd. 5.88%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,498,693
1,750,000	Elmwood CLO II Ltd. 10.08%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,751,736
1,500,000	Madison Park Funding LXIX Ltd. 10.57%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,516,941
1,250,000	Magnetite XLI Ltd. 9.22%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,251,119
1,610,000	OCP Aegis CLO Ltd. 9.82%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	1,577,072
735,000	OCP CLO Ltd. 10.17%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	735,000
2,650,000	Octagon 57 Ltd. 6.23%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,651,945
	Total Asset & Commercial Mortgage-Backed Securities (cost $16,262,175)	$16,449,524
CONVERTIBLE BONDS - 0.1%
	IT Services - 0.1%
450,000	Seagate HDD Cayman 3.50%, 06/01/2028	$872,325
	Leisure Time - 0.0%
550,000	NCL Corp. Ltd. 1.13%, 02/15/2027	577,500
	Total Convertible Bonds (cost $1,125,961)	$1,449,825
CORPORATE BONDS - 3.5%
	Aerospace & Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$643,385
	Airlines - 0.1%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	966,850
	Commercial Banks - 0.1%
	Freedom Mortgage Corp.
575,000	12.00%, 10/01/2028(1)	614,972
575,000	12.25%, 10/01/2030(1)	636,034
		1,251,006
	Commercial Services - 0.3%
EUR 550,000	Verisure Holding AB 3.25%, 02/15/2027(3)	626,429
$ 1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,192,265
1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	1,299,892
		3,118,586
	Diversified Financial Services - 0.5%
575,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	599,315
2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	2,034,170
2,015,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,056,092
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	699,857
		5,389,434
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.5% - (continued)
	Food - 0.1%
$ 578,286	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(4)	$620,258
	Forest Products & Paper - 0.1%
995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,003,564
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 5.78%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	926,354
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	751,606
	Internet - 0.4%
665,000	Getty Images, Inc. 11.25%, 02/21/2030(1)	636,737
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,974,896
EUR 1,000,000	United Group BV 6.39%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,142,626
		3,754,259
	Media - 0.0%
$ 645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	603,326
	Mining - 0.1%
1,000,000	Novelis Corp. 3.25%, 11/15/2026(1)	983,786
	Oil & Gas - 0.5%
	Matador Resources Co.
1,705,000	6.25%, 04/15/2033(1)	1,689,122
600,000	6.88%, 04/15/2028(1)	609,825
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,478,943
1,325,000	9.75%, 10/15/2030	1,242,941
		5,020,831
	Oil & Gas Services - 0.1%
1,035,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,065,810
	Packaging & Containers - 0.2%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,702,934
815,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	855,747
		2,558,681
	Pharmaceuticals - 0.1%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,218,962
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
2,385,000	4.80%, 08/06/2030(3)(5)	182,452
370,000	5.63%, 01/14/2030(3)(5)	30,962
		213,414
	Retail - 0.4%
EUR 575,000	Bertrand Franchise Finance SAS 5.77%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	639,002
$ 1,375,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,289,594
1,000,000	Staples, Inc. 10.75%, 09/01/2029(1)	937,661
1,000,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	930,611
		3,796,868
	Software - 0.1%
EUR 555,000	TeamSystem SpA 5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	635,153

58

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.5% - (continued)
	Telecommunications - 0.1%
$ 1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	$1,173,521
	Total Corporate Bonds (cost $36,873,163)	$35,695,654
SENIOR FLOATING RATE INTERESTS - 90.4%(6)
	Advertising - 0.3%
600,000	Clear Channel Outdoor Holdings, Inc. 8.47%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$597,534
1,955,000	Wasserman Media Group LLC 7.35%, 06/23/2032, 1 mo. USD Term SOFR + 3.00%	1,957,444
		2,554,978
	Aerospace & Defense - 1.9%
3,840,375	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	3,842,449
198,004	Bleriot U.S. Bidco, Inc. 6.81%, 10/31/2030, 3 mo. USD Term SOFR + 2.50%	198,190
2,618,649	Cobham Ultra SeniorCo SARL 8.18%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	2,620,979
3,318,325	Dynasty Acquisition Co., Inc. 6.36%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,325,592
	Kaman Corp.
2,741,379	7.08%, 02/26/2032, 3 mo. USD Term SOFR + 2.75%	2,742,229
258,621	7.08%, 02/26/2032, 3 mo. USD Term SOFR + 2.75%(7)	258,701
6,085,211	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	6,102,189
		19,090,329
	Airlines - 1.9%
2,011,900	Air Canada 6.35%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	2,008,882
	American Airlines, Inc.
1,105,479	6.58%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,099,952
1,985,025	7.58%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	1,997,431
2,506,063	AS Mileage Plan IP Ltd. 6.33%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	2,506,063
4,729,244	JetBlue Airways Corp. 9.07%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	4,438,395
1,730,287	SkyMiles IP Ltd. 8.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	1,736,775
1,515,000	Vista Management Holding, Inc. 8.04%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,520,045
3,571,951	WestJet Loyalty LP 7.55%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	3,569,737
		18,877,280
	Apparel - 1.8%
7,509,404	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	7,490,631
1,140,000	Beach Acquisition Bidco LLC 7.59%, 06/25/2032, 1 mo. USD Term SOFR + 3.25%	1,146,646
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Apparel - 1.8% - (continued)
$ 5,431,250	Champ Acquisition Corp. 8.17%, 11/25/2031, 6 mo. USD Term SOFR + 4.00%	$5,455,039
4,334,882	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	4,343,898
		18,436,214
	Auto Parts & Equipment - 1.7%
	Clarios Global LP
EUR 2,232,826	4.90%, 07/16/2031, 1 mo. EURIBOR + 3.00%	2,548,966
$ 3,300,000	7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,298,614
	First Brands Group LLC
7,596,790	9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	7,416,366
4,430,000	13.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	4,142,050
		17,405,996
	Beverages - 0.3%
EUR 2,944,790	Pegasus Bidco BV 5.64%, 07/12/2029, 3 mo. EURIBOR + 3.50%	3,375,547
	Biotechnology - 0.4%
3,895,000	Cooper Consumer Health SAS 5.73%, 11/06/2028, 3 mo. EURIBOR + 3.75%	4,463,730
	Chemicals - 0.8%
$ 2,014,875	A-AP Buyer, Inc. 7.11%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	2,024,949
2,504,748	INEOS U.S. Finance LLC 7.36%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,298,106
1,689,378	Nouryon Finance BV 7.51%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	1,688,331
1,728,895	SCIH Salt Holdings, Inc. 7.20%, 01/31/2029, 6 mo. USD Term SOFR + 3.00%	1,730,866
		7,742,252
	Commercial Services - 8.8%
9,029,877	Allied Universal Holdco LLC 8.21%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	9,044,415
4,714,375	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	4,730,875
EUR 4,305,000	Belron U.K. Finance PLC 5.15%, 10/16/2031, 3 mo. EURIBOR + 3.00%	4,921,854
	Citrin Cooperman Advisors LLC
$ 182,727	7.29%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%(7)	182,727
2,832,273	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,832,273
1,982,541	Creative Artists Agency LLC 6.88%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,982,957
4,910,861	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	4,930,652
5,181,021	First Advantage Holdings LLC 7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	5,197,238
6,999,084	Fugue Finance BV 7.10%, 01/09/2032, 1 mo. USD Term SOFR + 2.75%	7,022,811
EUR 2,385,000	Inspired Finco Holdings Ltd. 5.15%, 02/28/2031, 1 mo. EURIBOR + 3.25%	2,719,502

59

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Commercial Services - 8.8% - (continued)
$ 5,481,714	OMNIA Partners LLC 6.81%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	$5,490,540
2,645,000	Prometric Holdings, Inc. 8.11%, 06/25/2032, 1 mo. USD Term SOFR + 3.75%	2,660,420
EUR 3,800,000	Ren10 Holding AB 5.72%, 07/31/2030, 3 mo. EURIBOR + 3.75%	4,356,896
$ 5,482,775	Ryan LLC 7.86%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	5,483,488
940,000	Shift4 Payments LLC 7.08%, 06/30/2032, 3 mo. USD Term SOFR + 2.75%	946,072
	TMF Group Holding BV
EUR 1,420,000	5.19%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,622,027
$ 2,797,613	7.04%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,804,607
5,455,624	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	5,459,214
5,337,149	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	5,290,449
970,000	Valvoline, Inc. 6.35%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	973,395
EUR 3,335,000	Verisure Holding AB 4.98%, 03/27/2028, 3 mo. EURIBOR + 3.00%	3,808,945
$ 1,776,053	Veritiv Corp. 8.30%, 11/30/2030, 3 mo. USD Term SOFR + 4.00%	1,781,612
4,693,910	WEX, Inc. 6.11%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	4,686,728
		88,929,697
	Construction Materials - 3.3%
4,537,942	Chamberlain Group, Inc. 7.71%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	4,537,216
	Cornerstone Building Brands, Inc.
2,146,222	7.69%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	1,953,126
2,649,975	8.84%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	2,276,779
3,974,963	Emerald Borrower LP 6.86%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	3,975,241
	Groundworks LLC
429,881	7.35%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(7)	429,881
2,316,036	7.35%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	2,316,036
3,909,020	Hobbs & Associates LLC 7.11%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	3,917,347
257,773	Oscar AcquisitionCo LLC 8.55%, 04/29/2029, 3 mo. USD Term SOFR + 4.25%	233,975
6,004,950	Quikrete Holdings, Inc. 6.61%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	5,997,444
5,248,919	Tamko Building Products LLC 7.11%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	5,256,792
2,230,513	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	2,168,126
		33,061,963
	Distribution/Wholesale - 1.7%
2,499,998	American Builders & Contractors Supply Co., Inc. 6.11%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	2,504,698
1,708,440	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	1,710,575
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Distribution/Wholesale - 1.7% - (continued)
$ 4,285,000	Gloves Buyer, Inc. 8.36%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	$4,191,801
2,976,129	Olympus Water U.S. Holding Corp. 7.30%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,962,736
	Windsor Holdings III LLC
EUR 2,500,000	4.65%, 08/01/2030, 1 mo. EURIBOR + 2.75%	2,819,134
$ 3,340,881	7.10%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,339,846
		17,528,790
	Diversified Financial Services - 4.0%
1,923,297	Aretec Group, Inc. 7.86%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	1,926,625
9,877,886	Blackhawk Network Holdings, Inc. 8.36%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	9,911,866
4,125,000	CFC Bidco 2022 Ltd. 8.04%, 05/30/2032, 3 mo. USD Term SOFR + 3.75%	4,112,130
5,150,000	Colossus Acquireco LLC 6.10%, 08/02/2032, 1 mo. USD Term SOFR + 1.75%	5,120,593
4,987,500	FNZ Group Services Ltd. 9.26%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	4,019,925
4,181,146	Focus Financial Partners LLC 7.11%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	4,182,108
4,650,000	GC Ferry Acquisition I, Inc. 7.85%, 06/06/2032, 1 mo. USD Term SOFR + 3.50%	4,577,367
4,006,764	Hightower Holding LLC 7.26%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	4,006,763
3,120,000	Osaic Holdings, Inc. 7.35%, 07/16/2032, 1 mo. USD Term SOFR + 3.00%	3,120,000
		40,977,377
	Electric - 0.4%
	Kohler Energy Co. LLC
EUR 2,000,000	6.73%, 05/01/2031, 3 mo. EURIBOR + 4.75%	2,262,428
$ 1,831,897	8.05%, 05/01/2031, 3 mo. USD Term SOFR + 3.75%	1,839,335
		4,101,763
	Electronics - 1.3%
6,894,012	Coherent Corp. 6.36%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	6,904,353
6,075,000	LSF12 Crown U.S. Commercial Bidco LLC 7.86%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	6,107,926
		13,012,279
	Engineering & Construction - 1.5%
2,124,648	Brown Group Holding LLC 6.83%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	2,126,751
1,741,250	Construction Partners, Inc. 6.86%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,747,780
3,325,000	Newly Weds Foods, Inc. 6.59%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	3,320,844

60

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Engineering & Construction - 1.5% - (continued)
$ 1,708,862	Service Logic Acquisition, Inc. 7.36%, 10/29/2027, 1 mo. USD Term SOFR + 3.00%	$1,710,280
6,625,000	Tecta America Corp. 7.36%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	6,636,395
		15,542,050
	Entertainment - 6.4%
	Banijay Entertainment SAS
EUR 1,445,000	5.19%, 03/01/2028, 3 mo. EURIBOR + 3.25%	1,652,216
1,555,000	5.19%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,777,582
$ 1,785,714	7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	1,785,714
	Caesars Entertainment, Inc.
10,962,675	6.61%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	10,944,367
3,719,002	6.61%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	3,710,634
2,343,978	Cinemark USA, Inc. 6.61%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	2,351,010
3,069,575	Crown Finance U.S., Inc. 8.83%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	3,057,205
1,371,563	DK Crown Holdings, Inc. 6.08%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,369,560
	Dorna Sports SL
EUR 2,480,000	4.72%, 07/29/2032, 3 mo. EURIBOR + 2.75%	2,835,496
1,225,000	5.29%, 03/30/2029, 6 mo. EURIBOR + 3.25%	1,395,439
$ 6,565,000	EOC Borrower LLC 7.36%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	6,569,136
6,088,605	Great Canadian Gaming Corp. 9.07%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	5,934,502
1,665,000	Herschend Entertainment Co. LLC 7.60%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	1,677,488
3,816,988	Maverick Gaming LLC 16.00%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	2,478,859
7,685,082	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	7,639,432
1,595,064	OVG Business Services LLC 7.36%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	1,587,089
89,628	Runitonetime LLC 0.00%, 04/16/2026(8)	86,181
7,930,150	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	7,948,389
		64,800,299
	Environmental Control - 0.8%
	Filtration Group Corp.
EUR 635,000	5.40%, 10/21/2028, 1 mo. EURIBOR + 3.50%	725,872
$ 4,149,738	7.36%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	4,157,124
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Environmental Control - 0.8% - (continued)
$ 2,525,000	GFL Environmental, Inc. 6.82%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	$2,525,783
1,133,550	Northstar Group Services, Inc. 8.88%, 05/31/2030, 6 mo. USD Term SOFR + 4.75%	1,137,325
		8,546,104
	Food - 1.2%
2,785,930	Aspire Bakeries Holdings LLC 7.85%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	2,803,342
	CHG PPC Parent LLC
EUR 1,500,000	5.40%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,710,087
$ 624,197	7.47%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	624,591
	Froneri Lux Finco SARL
EUR 3,720,000	4.58%, 09/30/2031, 6 mo. EURIBOR + 2.50%	4,219,239
$ 2,385,000	6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	2,379,347
		11,736,606
	Food Service - 0.6%
3,504,938	Aramark Services, Inc. 6.36%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	3,506,410
2,650,041	Golden State Foods LLC 8.59%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	2,659,979
		6,166,389
	Healthcare - Products - 1.2%
EUR 3,150,000	Auris Luxembourg III SARL 6.04%, 02/28/2029, 6 mo. EURIBOR + 4.00%	3,604,772
571,494	Avantor Funding, Inc. 4.40%, 06/12/2028, 1 mo. EURIBOR + 2.50%	652,769
$ 5,379,546	Bausch & Lomb Corp. 8.36%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	5,375,081
910,516	Insulet Corp. 6.36%, 08/04/2031, 1 mo. USD Term SOFR + 2.00%	914,158
1,163,352	Medline Borrower LP 6.61%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,164,085
		11,710,865
	Healthcare - Services - 1.6%
	ADMI Corp.
1,481,139	7.85%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,379,311
1,589,305	8.22%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,486,000
	EyeCare Partners LLC
1,762,559	5.23%, 11/30/2028, 6 mo. USD Term SOFR + 1.00%	1,386,553
387,383	10.98%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	96,846
2,537,875	Heartland Dental LLC 8.86%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	2,539,778
2,973,541	Medical Solutions Holdings, Inc. 7.91%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	1,615,614
1,893,500	Parexel International Corp. 6.86%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	1,895,393
6,020,516	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	5,947,788
		16,347,283

61

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Home Furnishings - 0.9%
$ 5,422,669	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	$5,417,843
3,609,404	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	3,613,916
		9,031,759
	Housewares - 0.8%
	Hunter Douglas, Inc.
EUR 2,310,000	5.23%, 01/20/2032, 3 mo. EURIBOR + 3.25%	2,620,644
$ 5,700,998	7.55%, 01/20/2032, 3 mo. USD Term SOFR + 3.25%	5,699,231
		8,319,875
	Insurance - 7.4%
14,140,978	Acrisure LLC 7.36%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	14,123,301
1,495,000	Alera Group, Inc. 7.61%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	1,501,264
6,044,325	Alliant Holdings Intermediate LLC 7.10%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	6,043,721
2,567,100	AmWINS Group, Inc. 6.61%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	2,568,127
EUR 3,500,000	Ardonagh Midco 3 PLC 5.70%, 02/15/2031, 6 mo. EURIBOR + 3.63%	4,000,429
$ 1,653,864	AssuredPartners, Inc. 7.86%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	1,657,023
	Asurion LLC
3,261,661	8.46%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	3,231,947
2,218,229	8.71%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,195,581
6,382,700	9.72%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	6,123,945
5,500,000	9.72%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	5,158,835
	Howden Group Holdings Ltd.
EUR 725,000	5.44%, 02/15/2031, 1 mo. EURIBOR + 3.50%	829,628
$ 4,127,907	7.36%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	4,131,581
9,408,146	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	9,415,672
2,934,121	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	2,936,557
655,000	Trucordia Insurance Holdings LLC 7.61%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	658,275
	Truist Insurance Holdings LLC
1,824,919	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,824,153
694,737	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	708,458
8,343,042	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	8,333,948
		75,442,445
	Internet - 2.6%
8,231,531	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	4,239,239
EUR 2,394,688	Getty Images, Inc. 7.94%, 02/21/2030, 1 mo. EURIBOR + 6.00%	2,568,273
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Internet - 2.6% - (continued)
	MH Sub I LLC
$ 6,350,657	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	$6,042,650
4,298,231	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,821,858
3,695,000	10.61%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,223,888
3,094,257	Shutterfly, Inc. 5.33%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%	2,862,188
	Speedster Bidco GmbH
EUR 2,000,000	5.88%, 12/10/2031, 6 mo. EURIBOR + 3.50%	2,288,972
$ 1,476,300	7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	1,477,525
		26,524,593
	Investment Company Security - 1.0%
994,010	AAL Delaware Holdco, Inc. 7.11%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	994,010
2,144,225	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	2,146,519
1,690,000	Gryphon Debt Merger Sub, Inc. 7.35%, 06/18/2032, 1 mo. USD Term SOFR + 3.00%	1,692,112
2,474,874	Intrado Corp. 7.80%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,475,394
2,975,692	Nexus Buyer LLC 7.86%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,979,799
		10,287,834
	IT Services - 3.9%
5,075,879	Fortress Intermediate 3, Inc. 7.32%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	5,075,879
	Kaseya, Inc.
2,264,325	7.61%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,269,284
555,000	9.36%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	556,737
3,760,000	KnowBe4, Inc. 8.10%, 07/23/2032, 1 mo. USD Term SOFR + 3.75%	3,757,669
10,474,683	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	10,105,870
4,330,667	NCR Atleos LLC 8.06%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	4,365,312
2,269,312	Nielsen Consumer, Inc. 7.61%, 03/06/2028, 1 mo. USD Term SOFR + 3.25%	2,273,284
6,196,749	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	5,507,360
2,707,500	Sandisk Corp. 7.32%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	2,697,347
2,590,000	Twitter, Inc. 9.50%, 10/26/2029	2,509,425
		39,118,167
	Leisure Time - 1.3%
3,727,472	LC AHAB U.S. Bidco LLC 7.36%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	3,729,820
1,151,423	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,130,191
4,327,746	Recess Holdings, Inc. 8.07%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	4,341,292
4,024,800	SRAM LLC 6.36%, 02/27/2032, 1 mo. USD Term SOFR + 2.00%	4,011,397
		13,212,700

62

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Machinery-Diversified - 0.8%
$ 1,163,736	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	$1,165,133
1,950,300	Titan Acquisition Ltd. 8.80%, 02/15/2029, 3 mo. USD Term SOFR + 4.50%	1,948,915
EUR 4,830,000	TK Elevator Midco GmbH 5.33%, 04/30/2030, 6 mo. EURIBOR + 3.25%	5,507,749
		8,621,797
	Media - 3.6%
$ 5,747,095	Century De Buyer LLC 7.81%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	5,753,589
8,431,123	Charter Communications Operating LLC 6.29%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,414,260
	Directv Financing LLC
374,531	9.57%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	375,164
2,364,228	9.82%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	2,341,957
EUR 1,960,000	DLG Acquisitions Ltd. 6.13%, 05/16/2031, 3 mo. EURIBOR + 4.00%	2,248,181
$ 2,493,943	EW Scripps Co. 10.21%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	2,518,882
1,267,002	NEP Group, Inc. 7.84%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	1,197,951
3,625,921	Sunrise Financing Partnership 6.69%, 02/15/2032, 6 mo. USD Term SOFR + 2.50%	3,620,265
5,937,656	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	5,284,514
1,747,350	United Talent Agency LLC 7.84%, 06/10/2032, 1 mo. USD Term SOFR + 3.50%	1,756,087
2,775,000	Virgin Media Bristol LLC 7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	2,719,500
		36,230,350
	Mining - 0.3%
	American Rock Salt Co. LLC
763,947	2.00%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%(7)	763,948
2,081,633	8.59%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,562,265
1,066,125	11.59%, 06/09/2028, 3 mo. USD Term SOFR + 7.00%	1,066,125
		3,392,338
	Miscellaneous Manufacturing - 0.6%
1,700,737	John Bean Technologies Corp. 6.46%, 01/02/2032, 1 mo. USD Term SOFR + 2.00%	1,705,415
1,434,163	LTI Holdings, Inc. 8.61%, 07/29/2029, 1 mo. USD Term SOFR + 4.25%	1,435,238
EUR 2,260,000	Touchdown Acquirer, Inc. 5.53%, 02/21/2031, 3 mo. EURIBOR + 3.50%	2,580,194
		5,720,847
	Oil & Gas Services - 0.0%
$ 13,985,502	PES Holdings LLC 6.56%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(4)(5)	69,927
	Packaging & Containers - 1.6%
980,100	Anchor Packaging, Inc. 7.59%, 07/18/2029, 1 mo. USD Term SOFR + 3.25%	981,021
6,172,021	Berlin Packaging LLC 7.81%, 06/07/2031, 1 mo. USD Term SOFR + 3.25%	6,184,674
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Packaging & Containers - 1.6% - (continued)
	Clydesdale Acquisition Holdings, Inc.
$ 1,557,380	7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$1,556,290
1,872,268	7.61%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,870,508
32,732	7.61%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%(7)	32,701
EUR 1,162,949	LABL, Inc. 6.90%, 10/30/2028, 1 mo. EURIBOR + 5.00%	1,139,457
$ 3,209,456	SupplyOne, Inc. 7.86%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	3,226,081
1,346,957	TricorBraun Holdings, Inc. 7.72%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,345,785
		16,336,517
	Pharmaceuticals - 1.3%
	Amneal Pharmaceuticals LLC
1,200,000	7.85%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	1,199,496
1,259,453	9.86%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,283,067
4,750,000	Bausch Health Cos., Inc. 10.61%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	4,647,590
EUR 1,000,000	Curium BidCo SARL 5.73%, 07/31/2029, 3 mo. EURIBOR + 3.75%	1,143,482
$ 3,607,738	Endo Luxembourg Finance Co. I SARL 8.36%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	3,614,051
1,591,944	IVC Acquisition Ltd. 8.05%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,598,408
		13,486,094
	Pipelines - 3.4%
7,057,148	Brazos Delaware II LLC 7.34%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	7,059,336
1,930,416	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	1,936,053
2,362,313	Epic Crude Services LP 6.83%, 10/15/2031, 3 mo. USD Term SOFR + 2.50%	2,374,124
8,459,443	Oryx Midstream Services Permian Basin LLC 6.60%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	8,468,410
2,437,750	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	2,442,942
6,892,722	Traverse Midstream Partners LLC 7.31%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	6,901,338
1,652,513	WaterBridge Midstream Operating LLC 8.30%, 05/10/2029, 3 mo. USD Term SOFR + 4.00%	1,652,513
1,620,000	Whitewater Matterhorn Holdings LLC 6.57%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	1,624,050
1,735,788	Whitewater Whistler Holdings LLC 6.05%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,733,254
		34,192,020
	Retail - 6.6%
7,429,285	1011778 BC Unlimited Liability Co. 6.11%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	7,404,917
1,945,375	BCPE Grill Parent 9.05%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	1,846,900

63

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Retail - 6.6% - (continued)
GBP 3,000,000	CD&R Firefly Bidco Ltd. 8.97%, 04/29/2029, 3 mo. GBP SONIA + 4.75%	$3,955,214
$ 3,112,414	EG Group Ltd. 8.56%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	3,120,849
2,773,050	Flynn Restaurant Group LP 8.11%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	2,772,190
4,786,839	Foundation Building Materials Holding Co. LLC 8.31%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	4,605,944
7,684,046	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	7,682,125
2,865,444	Gulfside Supply, Inc. 7.30%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	2,874,413
1,718,171	Kodiak Building Partners, Inc. 8.04%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	1,655,888
9,257,864	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	8,611,294
6,200,800	LSF9 Atlantis Holdings LLC 8.55%, 03/31/2029, 3 mo. USD Term SOFR + 4.25%	6,208,551
2,014,500	Peer Holding III BV 6.80%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	2,017,643
1,273,111	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	1,283,283
4,782,923	Specialty Building Products Holdings LLC 8.21%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	4,622,982
2,803,813	Staples, Inc. 10.03%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,573,816
5,507,325	White Cap Buyer LLC 7.58%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,495,925
		66,731,934
	Semiconductors - 0.3%
EUR 2,843,064	MKS Instruments, Inc. 4.40%, 08/17/2029, 1 mo. EURIBOR + 2.50%	3,245,087
	Software - 9.5%
	Ascend Learning LLC
$ 1,375,233	7.36%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,375,233
789,934	10.21%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	789,144
7,834,558	AthenaHealth Group, Inc. 7.11%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	7,823,041
2,992,500	BCPE Pequod Buyer, Inc. 7.36%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	2,996,241
	Boxer Parent Co., Inc.
2,164,575	7.33%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	2,163,861
2,525,000	10.08%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,490,281
5,475,418	Cast & Crew Payroll LLC 8.11%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	5,198,581
2,026,815	CCC Intelligent Solutions, Inc. 6.36%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	2,028,092
2,800,000	Clearwater Analytics LLC 6.46%, 04/21/2032, 6 mo. USD Term SOFR + 2.25%	2,801,764
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Software - 9.5% - (continued)
$ 5,725,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	$5,708,283
1,395,000	DCert Buyer, Inc. 11.36%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,233,417
5,028,705	Dun & Bradstreet Corp. 6.60%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	5,027,095
2,356,341	E2open LLC 7.97%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	2,359,074
	EP Purchaser LLC
2,671,885	8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,641,826
992,386	9.06%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	986,809
3,667,287	Epicor Software Corp. 7.11%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	3,671,871
2,154,000	Evertec Group LLC 7.11%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	2,163,434
	Genesys Cloud Services Holdings II LLC
EUR 2,238,750	5.28%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,550,083
$ 636,800	6.86%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	635,889
2,796,714	Genuine Financial Holdings LLC 7.61%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	2,701,151
1,925,625	Imagine Learning LLC 7.86%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,836,565
2,580,500	Mitchell International, Inc. 7.61%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	2,581,480
5,221,317	Open Text Corp. 6.11%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	5,219,699
4,103,651	Polaris Newco LLC 8.32%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	4,019,526
2,855,630	Project Boost Purchaser LLC 7.07%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	2,853,859
2,910,227	Renaissance Holdings Corp. 8.36%, 04/05/2030, 1 mo. USD Term SOFR + 4.00%	2,677,409
	Rocket Software, Inc.
EUR 3,615,000	5.65%, 11/28/2028, 1 mo. EURIBOR + 3.75%	4,141,773
$ 6,867,288	8.11%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	6,880,199
4,282,449	SS&C Technologies, Inc. 6.36%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	4,295,853
4,800,875	Zelis Payments Buyer, Inc. 7.61%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	4,794,298
		96,645,831
	Telecommunications - 1.9%
3,472,481	Crown Subsea Communications Holding, Inc. 7.82%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	3,491,302
1,119,744	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	1,119,049
2,125,000	Level 3 Financing, Inc. 8.61%, 03/27/2032, 1 mo. USD Term SOFR + 4.25%	2,140,938
EUR 2,765,000	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	3,139,640

64

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 90.4%(6) - (continued)
	Telecommunications - 1.9% - (continued)
EUR 2,000,000	Odido Holding BV 5.13%, 03/30/2029, 3 mo. EURIBOR + 3.15%	$2,279,546
$ 6,883,301	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	6,893,350
		19,063,825
	Transportation - 0.7%
	Student Transportation of America Holdings, Inc.
69,667	7.56%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%(7)	69,950
975,333	7.57%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%	979,293
3,703,125	Third Coast Infrastructure LLC 8.61%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	3,703,125
2,795,000	Van Pool Transportation LLC 7.60%, 06/17/2030, 1 mo. USD Term SOFR + 3.25%	2,793,267
		7,545,635
	Total Senior Floating Rate Interests (cost $937,775,424)	$917,627,366
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(9)	$710,501
71,083	Foresight Energy LLC*(9)	177,707
544,947	PES Energy Liquidating Trust*(9)(10)	—
		888,208
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(9)(10)	37,485
5,385,000	Unifin Financiera SAB de CV*(9)(10)(11)	538,500
		575,985
	Insurance - 0.0%
175,508	Tenerity, Inc.*(9)(10)	—
	Materials - 0.1%
37,645	Utex Industries*(9)	1,066,596
	Total Common Stocks (cost $15,730,718)	$2,530,789
EXCHANGE-TRADED FUNDS - 2.3%
	Other Investment Pools & Funds - 2.3%
337,400	Invesco Senior Loan ETF	$7,061,782
387,200	SPDR Blackstone Senior Loan ETF	16,126,880
	Total Exchange-Traded Funds (cost $23,389,003)	$23,188,662
RIGHTS - 0.3%
	Media & Entertainment - 0.3%
121,289	Crown Finance U.S., Inc.*(9)(12)	$2,702,440
	Total Rights (cost $2,365,135)	$2,702,440
Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(9)(10)		$—
	Total Warrants (cost $35,400)		$—
	Total Long-Term Investments (cost $1,033,556,979)		$999,644,260
	Total Investments (cost $1,033,556,979)	98.5%	$999,644,260
	Other Assets and Liabilities	1.5%	15,461,194
	Net Assets	100.0%	$1,015,105,454
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$50,062,394, representing 4.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $839,843, representing 0.1% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

65

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2025, the aggregate value of the unfunded commitment was $1,737,908, which represents to 0.2% of total net assets.

(8)	All or a portion of the security represents unsettled bank loan commitments at July 31, 2025, where the rate will be determined at time of settlement.
(9)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $5,233,229 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$710,501
08/2023	Crown Finance U.S., Inc.	121,289	2,365,135	2,702,440
06/2020	Foresight Energy LLC	71,083	609,446	177,707
12/2021	PES Energy Liquidating Trust	544,947	4,735,804	—
06/2017	Tenerity, Inc.	175,508	6,043,294	—
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	37,485
12/2020	Utex Industries	37,645	1,131,233	1,066,596
Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	$35,400	$—
			$18,131,253	$5,233,229

(10)	Investment valued using significant unobservable inputs.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Currently no expiration date available.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	09/08/2025	$(401,485)	$3,078
U.S. Treasury 5-Year Note Future	(56)	09/30/2025	(6,057,625)	(29,571)
Total futures contracts				$(26,493)

OTC Total Return Swap Contracts Outstanding at July 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,875,000	(4.28% )	09/20/2025	At Maturity	$—	$—	$311,143	$311,143
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,125,000	(4.31% )	09/20/2025	At Maturity	—	—	241,739	241,739
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(4.28% )	12/20/2025	At Maturity	—	—	220,367	220,367
Total OTC total return swap contracts							$—	$—	$773,249	$773,249

66

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S43.V1	USD	10,375,000	5.00%	12/20/2029	Quarterly	$587,786	$—	$791,030	$203,244
Total centrally cleared credit default swap contracts						$587,786	$—	$791,030	$203,244

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
124,000	GBP	167,091	USD	JPM	08/29/2025	$(3,282)
107,766,803	USD	91,410,727	EUR	DEUT	08/29/2025	3,241,549
2,873,250	USD	2,480,000	EUR	UBS	08/29/2025	37,449
4,226,213	USD	3,136,321	GBP	JPM	08/29/2025	83,024
Total foreign currency contracts						$3,358,740
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$16,449,524	$—	$16,449,524	$—
Convertible Bonds	1,449,825	—	1,449,825	—
Corporate Bonds	35,695,654	—	35,695,654	—
Senior Floating Rate Interests	917,627,366	—	917,627,366	—
Common Stocks	2,530,789	—	1,954,804	575,985
Exchange-Traded Funds	23,188,662	23,188,662	—	—
Rights	2,702,440	—	2,702,440	—
Warrants	—	—	—	—
Foreign Currency Contracts(2)	3,362,022	—	3,362,022	—
Futures Contracts(2)	3,078	3,078	—	—
Swaps - Credit Default(2)	203,244	—	203,244	—
Swaps- Total Return(2)	773,249	—	773,249	—
Total	$1,003,985,853	$23,191,740	$980,218,128	$575,985
Liabilities
Foreign Currency Contracts(2)	$(3,282)	$—	$(3,282)	$—
Futures Contracts(2)	(29,571)	(29,571)	—	—
Total	$(32,853)	$(29,571)	$(3,282)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

67

Hartford Global Impact Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Brazil - 1.4%
742,200	Telefonica Brasil SA	$4,172,560
	Canada - 0.6%
118,999	NFI Group, Inc.*	1,640,359
	Germany - 1.5%
115,587	Infineon Technologies AG	4,540,617
	India - 1.0%
416,371	Shriram Finance Ltd.	2,982,088
	Ireland - 1.1%
38,196	Kingspan Group PLC	3,169,958
	Israel - 0.8%
18,436	Wix.com Ltd.*	2,507,849
	Japan - 1.8%
192,900	Renesas Electronics Corp.	2,346,253
143,000	Sekisui House Ltd.(1)	2,999,685
		5,345,938
	Mexico - 0.9%
931,000	Wal-Mart de Mexico SAB de CV	2,743,896
	Netherlands - 2.9%
97,692	Arcadis NV	4,875,581
23,410	Wolters Kluwer NV	3,646,316
		8,521,897
	Puerto Rico - 1.6%
41,344	Popular, Inc.	4,737,196
	South Africa - 2.3%
4,213,195	Old Mutual Ltd.	2,953,544
516,620	Vodacom Group Ltd.	3,944,364
		6,897,908
	Sweden - 0.9%
61,209	MIPS AB(2)	2,594,119
	Switzerland - 2.4%
28,893	DSM-Firmenich AG*	2,776,023
54,427	Landis & Gyr Group AG*	4,444,200
		7,220,223
	Taiwan - 3.2%
382,184	Chroma ATE, Inc.	5,472,601
91,734	MediaTek, Inc.	4,154,134
		9,626,735
	United Kingdom - 7.3%
44,177	AstraZeneca PLC ADR	3,228,897
782,313	Barratt Redrow PLC	3,852,461
710,974	Beazley PLC	8,377,209
81,680	Genus PLC	2,675,093
205,968	Nomad Foods Ltd.	3,468,501
		21,602,161
	United States - 66.2%
35,739	Abbott Laboratories	4,509,904
48,502	Adtalem Global Education, Inc.*	5,542,324
20,526	Advanced Drainage Systems, Inc.	2,355,359
43,728	Agilent Technologies, Inc.	5,020,412
21,984	Autodesk, Inc.*	6,663,570
67,058	Block, Inc.*	5,180,901
62,953	Boston Scientific Corp.*	6,605,029
21,047	Clean Harbors, Inc.*	4,963,093
15,803	CyberArk Software Ltd.*	6,502,460
17,889	Danaher Corp.	3,526,995
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	United States - 66.2% - (continued)
84,465	Darling Ingredients, Inc.*		$2,734,977
5,901	Eli Lilly & Co.		4,367,153
16,022	F5, Inc.*		5,021,615
22,363	First Solar, Inc.*		3,907,487
62,937	Globe Life, Inc.		8,840,760
28,071	GoDaddy, Inc. Class A*		4,535,712
184,715	Grocery Outlet Holding Corp.*		2,432,697
15,309	Hubbell, Inc.		6,697,381
121,881	Independence Realty Trust, Inc. REIT		2,043,944
22,441	Insulet Corp.*		6,471,984
170,701	James Hardie Industries PLC ADR*		4,427,984
282,768	Laureate Education, Inc.*		6,390,557
39,491	Merck & Co., Inc.		3,085,037
52,951	Modine Manufacturing Co.*		7,125,087
98,728	nCino, Inc.*		2,756,979
77,101	NEXTracker, Inc. Class A*		4,491,904
59,612	OneMain Holdings, Inc.		3,444,978
23,158	Schneider Electric SE		5,993,133
154,159	SentinelOne, Inc. Class A*		2,827,276
83,289	Simply Good Foods Co.*		2,536,983
16,246	Sprouts Farmers Market, Inc.*		2,461,919
26,971	Stride, Inc.*		3,458,491
36,865	Sun Communities, Inc. REIT		4,572,366
56,185	Tecnoglass, Inc.		4,384,116
139,644	Tetra Tech, Inc.		5,130,521
14,785	Trane Technologies PLC		6,477,013
15,312	Veeva Systems, Inc. Class A*		4,351,670
40,207	Veralto Corp.		4,214,900
97,608	Vital Farms, Inc.*		3,631,018
25,462	Waste Connections, Inc.		4,752,992
31,589	Westinghouse Air Brake Technologies Corp.		6,066,667
44,973	Xylem, Inc.		6,503,995
			197,009,343
	Total Common Stocks (cost $219,305,856)		$285,312,847
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.8%
$ 2,274,333
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$2,274,608; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$2,319,903
			$2,274,333
	Securities Lending Collateral - 1.0%
3,110,220	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(3)		3,110,220
	Total Short-Term Investments (cost $5,384,553)		$5,384,553
	Total Investments (cost $224,690,409)	97.7%	$290,697,400
	Other Assets and Liabilities	2.3%	6,862,098
	Net Assets	100.0%	$297,559,498
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

68

Hartford Global Impact Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of this security was $2,594,119, representing 0.9% of net assets.

(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$285,312,847	$220,413,376	$64,899,471	$—
Short-Term Investments	5,384,553	3,110,220	2,274,333	—
Total	$290,697,400	$223,523,596	$67,173,804	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

69

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Biotechnology - 24.4%
122,425	AbbVie, Inc.	$23,140,773
60,070	Agios Pharmaceuticals, Inc.*	2,235,805
68,935	Akero Therapeutics, Inc.*	3,367,475
17,675	Alnylam Pharmaceuticals, Inc.*	6,932,842
518,381	Amicus Therapeutics, Inc.*	3,105,102
171,662	Apellis Pharmaceuticals, Inc.*	3,834,929
101,683	Apogee Therapeutics, Inc.*	3,890,392
13,632	Argenx SE ADR*	9,137,939
30,337	Ascendis Pharma AS ADR*	5,263,469
133,960	Avidity Biosciences, Inc.*	4,917,672
30,419	Biogen, Inc.*	3,893,632
109,172	Celldex Therapeutics, Inc.*	2,399,601
101,163	Crinetics Pharmaceuticals, Inc.*	2,892,250
66,430	Cytokinetics, Inc.*	2,500,425
52,554	Disc Medicine, Inc.*	3,140,627
148,776	Exact Sciences Corp.*	6,985,033
183,654	Gilead Sciences, Inc.	20,622,508
114,439	Immunocore Holdings PLC ADR*(1)	3,750,166
82,750	Ionis Pharmaceuticals, Inc.*	3,556,595
96,458	Kymera Therapeutics, Inc.*	4,220,037
71,062	Merus NV*	4,707,147
68,497	Metsera, Inc.*(1)	2,259,716
22,662	Natera, Inc.*	3,029,003
34,746	Nuvalent, Inc. Class A*	2,722,349
70,773	PTC Therapeutics, Inc.*	3,687,981
137,866	Revolution Medicines, Inc.*	5,138,266
28,846	United Therapeutics Corp.*	7,923,996
51,397	Vaxcyte, Inc.*	1,744,928
56,447	Vertex Pharmaceuticals, Inc.*	25,788,941
90,277	Xenon Pharmaceuticals, Inc.*	2,757,060
		179,546,659
	Health Care Distributors - 2.9%
74,249	Cencora, Inc.	21,241,154
	Health Care Equipment - 18.3%
122,178	Abbott Laboratories	15,417,642
353,723	Boston Scientific Corp.*	37,112,617
19,898	DiaSorin SpA	1,945,328
246,033	Edwards Lifesciences Corp.*	19,512,877
59,361	Glaukos Corp.*	5,110,388
23,484	Insulet Corp.*	6,772,786
57,751	Intuitive Surgical, Inc.*	27,783,429
144,851	Medtronic PLC	13,071,354
20,513	Stryker Corp.	8,056,071
		134,782,492
	Health Care Facilities - 3.0%
186,226	Acadia Healthcare Co., Inc.*	4,054,140
69,140	Encompass Health Corp.	7,613,005
25,751	HCA Healthcare, Inc.	9,115,597
153,261	PACS Group, Inc.*	1,695,067
		22,477,809
	Health Care Services - 1.9%
710,084	agilon health, Inc.*	1,271,051
31,241	Labcorp Holdings, Inc.	8,125,159
151,441	Option Care Health, Inc.*	4,444,793
		13,841,003
	Health Care Supplies - 0.6%
33,987	Align Technology, Inc.*	4,384,663
	Life Sciences Tools & Services - 10.7%
70,760	Agilent Technologies, Inc.	8,123,956
95,975	Bio-Techne Corp.	5,252,712
29,021	Charles River Laboratories International, Inc.*	4,923,122
113,471	Danaher Corp.	22,371,942
44,254	ICON PLC*	7,487,334
103,915	Qiagen NV(1)	5,127,166
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.7% - (continued)
	Life Sciences Tools & Services - 10.7% - (continued)
8,752	Tecan Group AG*		$1,732,823
37,032	Thermo Fisher Scientific, Inc.		17,319,126
24,025	Waters Corp.*		6,937,459
			79,275,640
	Managed Health Care - 7.0%
270,519	Alignment Healthcare, Inc.*		3,727,752
44,879	Elevance Health, Inc.		12,704,347
140,027	UnitedHealth Group, Inc.		34,945,138
			51,377,237
	Pharmaceuticals - 29.9%
196,151	AstraZeneca PLC ADR		14,336,677
275,733	Bristol-Myers Squibb Co.		11,941,996
230,230	Daiichi Sankyo Co. Ltd.		5,647,984
289,049	Elanco Animal Health, Inc.*		3,954,190
130,720	Eli Lilly & Co.		96,741,951
71,738	Galderma Group AG*		11,056,125
251,200	GSK PLC		4,620,568
95,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*		962,271
193,168	Johnson & Johnson		31,822,496
375,348	Merck & Co., Inc.		29,322,186
51,853	Structure Therapeutics, Inc. ADR*		922,983
42,206	UCB SA		9,068,163
			220,397,590
	Total Common Stocks (cost $538,507,520)		$727,324,247
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(2)(3)(4)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $538,515,084)		$727,331,811
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
$ 519,851
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$519,914; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$530,310
			$519,851
	Securities Lending Collateral - 0.6%
4,822,109	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(5)		4,822,109
	Total Short-Term Investments (cost $5,341,960)		$5,341,960
	Total Investments (cost $543,857,044)	99.4%	$732,673,771
	Other Assets and Liabilities	0.6%	4,236,848
	Net Assets	100.0%	$736,910,619
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

70

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$727,324,247	$693,253,256	$34,070,991	$—
Rights	7,564	—	—	7,564
Short-Term Investments	5,341,960	4,822,109	519,851	—
Total	$732,673,771	$698,075,365	$34,590,842	$7,564

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

71

The Hartford High Yield Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.9%
	Electric - 0.2%
$ 1,000,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	$1,012,500
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,368,900
	Healthcare - Products - 0.3%
1,200,000	Qiagen NV 2.50%, 09/10/2031(2)	1,300,926
	Home Builders - 0.3%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,504,848
	Internet - 0.3%
885,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,207,582
	IT Services - 0.2%
400,000	Seagate HDD Cayman 3.50%, 06/01/2028	775,400
	Leisure Time - 0.5%
525,000	Carnival Corp. 5.75%, 12/01/2027	1,212,225
1,025,000	NCL Corp. Ltd. 2.50%, 02/15/2027	1,087,525
		2,299,750
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	958,763
	Pharmaceuticals - 0.2%
	Jazz Investments I Ltd.
300,000	2.00%, 06/15/2026	307,200
735,000	3.13%, 09/15/2030(1)	810,338
		1,117,538
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(1)	1,149,737
525,000	4.38%, 03/15/2027(1)	518,963
		1,668,700
	Semiconductors - 0.2%
1,100,000	Synaptics, Inc. 0.75%, 12/01/2031(1)	1,034,000
	Software - 0.8%
1,100,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(3)	1,227,600
1,180,000	Datadog, Inc. 0.00%, 12/01/2029(1)(3)	1,145,242
940,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(3)	1,140,126
		3,512,968
	Total Convertible Bonds (cost $15,962,508)	$17,761,875
CORPORATE BONDS - 90.5%
	Advertising - 2.2%
	Clear Channel Outdoor Holdings, Inc.
1,820,000	7.13%, 02/15/2031(1)	$1,817,488
1,750,000	7.50%, 06/01/2029(1)	1,594,287
1,850,000	7.50%, 03/15/2033(1)	1,846,717
475,000	7.88%, 04/01/2030(1)	489,158
3,140,000	9.00%, 09/15/2028(1)	3,289,907
1,025,000	Lamar Media Corp. 3.75%, 02/15/2028	990,134
		10,027,691
	Aerospace & Defense - 0.9%
1,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	1,806,851
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	637,830
750,000	6.38%, 05/31/2033(1)	754,764
755,000	6.75%, 08/15/2028(1)	770,373
		3,969,818
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Agriculture - 0.3%
$ 1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	$1,519,652
	Airlines - 0.4%
1,858,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,796,407
	Apparel - 0.8%
1,110,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(4)	1,157,258
2,350,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	2,397,636
		3,554,894
	Auto Manufacturers - 0.6%
	Nissan Motor Co. Ltd.
1,355,000	4.35%, 09/17/2027(1)	1,321,864
1,500,000	7.75%, 07/17/2032(1)	1,552,820
		2,874,684
	Auto Parts & Equipment - 0.1%
575,000	Adient Global Holdings Ltd. 7.00%, 04/15/2028(1)	588,579
	Chemicals - 1.9%
	Avient Corp.
220,000	6.25%, 11/01/2031(1)	220,782
1,917,000	7.13%, 08/01/2030(1)	1,969,085
2,235,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	2,015,547
	Olympus Water U.S. Holding Corp.
1,250,000	6.25%, 10/01/2029(1)	1,197,395
415,000	7.25%, 06/15/2031(1)	423,819
2,725,000	9.75%, 11/15/2028(1)	2,856,685
		8,683,313
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(1)	804,475
800,000	12.00%, 10/01/2028(1)	855,613
150,000	12.25%, 10/01/2030(1)	165,922
		1,826,010
	Commercial Services - 5.5%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,760,812
335,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	342,962
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(2)	1,252,413
$ 2,250,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	2,321,117
1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,347,529
930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	983,299
1,500,000	Cimpress PLC 7.38%, 09/15/2032(1)	1,466,221
1,070,000	Deluxe Corp. 8.13%, 09/15/2029(1)	1,101,550
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(1)	1,763,106
1,875,000	8.38%, 11/15/2032(1)	1,931,402
850,000	Hertz Corp. 12.63%, 07/15/2029(1)	888,022
	Service Corp. International
2,250,000	3.38%, 08/15/2030	2,050,367
140,000	5.75%, 10/15/2032	140,332
1,905,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,967,855

72

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Commercial Services - 5.5% - (continued)
$ 1,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	$1,351,626
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,119,600
		24,788,213
	Construction Materials - 2.4%
	Builders FirstSource, Inc.
$ 1,010,000	4.25%, 02/01/2032(1)	932,128
2,350,000	5.00%, 03/01/2030(1)	2,300,364
	CP Atlas Buyer, Inc.
1,650,000	9.75%, 07/15/2030(1)	1,664,817
200,000	12.75%, 01/15/2031(1)(4)	189,982
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	2,003,532
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(1)	779,452
365,000	6.75%, 03/01/2033(1)	374,353
1,750,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,787,025
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	956,206
		10,987,859
	Distribution/Wholesale - 0.8%
1,560,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,578,434
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,040,408
		3,618,842
	Diversified Financial Services - 6.6%
2,250,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	2,296,419
	Credit Acceptance Corp.
1,680,000	6.63%, 03/15/2030(1)	1,701,286
950,000	9.25%, 12/15/2028(1)	1,004,705
	Freedom Mortgage Holdings LLC
1,380,000	8.38%, 04/01/2032(1)	1,411,430
1,770,000	9.25%, 02/01/2029(1)	1,844,848
	goeasy Ltd.
750,000	6.88%, 05/15/2030(1)	751,445
750,000	7.63%, 07/01/2029(1)	772,311
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,498,486
	Nationstar Mortgage Holdings, Inc.
700,000	6.50%, 08/01/2029(1)	715,967
1,360,000	7.13%, 02/01/2032(1)	1,420,176
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,162,099
1,200,000	6.13%, 05/15/2030	1,202,016
875,000	7.88%, 03/15/2030	921,079
264,000	9.00%, 01/15/2029	277,017
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	900,296
195,000	5.75%, 09/15/2031(1)	190,803
435,000	6.88%, 02/15/2033(1)	443,357
1,750,000	7.13%, 11/15/2030(1)	1,803,897
445,000	7.88%, 12/15/2029(1)	469,645
1,965,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,005,072
	Rocket Cos., Inc.
1,410,000	6.13%, 08/01/2030(1)	1,429,673
935,000	6.38%, 08/01/2033(1)	953,684
2,130,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	2,209,095
1,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,721,527
		30,106,333
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Electric - 0.9%
	Clearway Energy Operating LLC
$ 3,355,000	3.75%, 02/15/2031(1)	$3,062,304
390,000	3.75%, 01/15/2032(1)	346,440
515,000	4.75%, 03/15/2028(1)	506,357
		3,915,101
	Electronics - 0.5%
2,135,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,071,440
	Engineering & Construction - 0.5%
2,250,000	AECOM 6.00%, 08/01/2033(1)	2,268,292
	Entertainment - 4.3%
	Caesars Entertainment, Inc.
675,000	4.63%, 10/15/2029(1)	637,898
3,900,000	6.00%, 10/15/2032(1)	3,764,223
665,000	6.50%, 02/15/2032(1)	678,178
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,553,934
230,000	7.00%, 08/01/2032(1)	237,495
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	357,988
1,090,000	7.88%, 07/31/2028(1)	1,294,211
$ 695,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	699,583
1,137,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,113,241
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,372,398
	Warnermedia Holdings, Inc.
777,000	4.28%, 03/15/2032	652,478
2,324,000	5.05%, 03/15/2042	1,553,478
245,000	5.14%, 03/15/2052	151,319
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(1)	757,215
3,355,000	7.13%, 02/15/2031(1)	3,568,405
		19,392,044
	Environmental Control - 0.5%
	Reworld Holding Corp.
665,000	4.88%, 12/01/2029(1)	635,083
1,740,000	5.00%, 09/01/2030	1,648,464
		2,283,547
	Food - 1.7%
	B&G Foods, Inc.
898,000	5.25%, 09/15/2027	797,454
1,310,000	8.00%, 09/15/2028(1)	1,224,853
EUR 945,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)	1,089,056
	Performance Food Group, Inc.
$ 1,150,000	5.50%, 10/15/2027(1)	1,148,232
280,000	6.13%, 09/15/2032(1)	284,336
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(1)	1,541,930
1,700,000	6.38%, 03/01/2033(1)	1,698,719
		7,784,580
	Gas - 0.5%
2,250,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(1)	2,362,221
	Healthcare - Products - 1.7%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,629,726

73

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Healthcare - Products - 1.7% - (continued)
	Medline Borrower LP
$ 3,565,000	3.88%, 04/01/2029(1)	$3,399,852
1,532,000	5.25%, 10/01/2029(1)	1,502,067
		7,531,645
	Healthcare - Services - 3.3%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,070,926
225,000	5.25%, 05/15/2030(1)	196,824
800,000	6.88%, 04/15/2029(1)	622,000
790,000	9.75%, 01/15/2034(1)	795,047
2,249,000	10.88%, 01/15/2032(1)	2,357,811
1,850,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,897,092
1,525,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,603,688
3,280,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	3,372,519
2,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,139,142
		15,055,049
	Home Builders - 2.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	966,558
941,000	4.63%, 04/01/2030(1)	882,426
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,295,390
	KB Home
470,000	4.00%, 06/15/2031	431,418
660,000	4.80%, 11/15/2029	644,962
1,840,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,704,801
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,816,909
1,040,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(1)	1,048,640
		9,791,104
	Housewares - 0.2%
1,175,000	Newell Brands, Inc. 6.63%, 05/15/2032	1,123,686
	Insurance - 3.5%
	Acrisure LLC/Acrisure Finance, Inc.
365,000	6.75%, 07/01/2032(1)	369,562
2,375,000	7.50%, 11/06/2030(1)	2,453,563
1,800,000	8.50%, 06/15/2029(1)	1,877,677
3,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	3,340,925
2,890,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(1)	3,013,293
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,189,116
2,580,000	7.38%, 01/31/2032(1)	2,686,421
		15,930,557
	Internet - 0.7%
	Rakuten Group, Inc.
1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(5)(6)	1,190,776
1,000,000	9.75%, 04/15/2029(1)	1,094,917
EUR 950,000	United Group BV 6.39%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(7)	1,085,495
		3,371,188
	Iron/Steel - 0.2%
$ 1,155,000	ATI, Inc. 4.88%, 10/01/2029	1,129,295
	IT Services - 2.3%
2,215,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(8)	2,291,355
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	IT Services - 2.3% - (continued)
$ 745,000	CACI International, Inc. 6.38%, 06/15/2033(1)	$761,793
1,455,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,526,998
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,658,826
3,620,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,356,425
		10,595,397
	Leisure Time - 1.3%
1,140,000	Carnival Corp. 6.00%, 05/01/2029(1)	1,150,110
	NCL Corp. Ltd.
665,000	5.88%, 02/15/2027(1)	666,970
1,545,000	6.75%, 02/01/2032(1)	1,586,901
300,000	8.13%, 01/15/2029(1)	315,162
	Viking Cruises Ltd.
600,000	5.88%, 09/15/2027(1)	599,613
1,345,000	9.13%, 07/15/2031(1)	1,447,107
		5,765,863
	Lodging - 0.5%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(1)	2,126,114
	Media - 7.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,552,961
2,421,000	4.25%, 01/15/2034(1)	2,086,060
1,875,000	4.50%, 08/15/2030(1)	1,754,288
925,000	4.50%, 05/01/2032	839,312
1,941,000	4.75%, 02/01/2032(1)	1,794,187
1,400,000	7.38%, 03/01/2031(1)	1,439,270
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	936,771
4,075,000	11.75%, 01/31/2029(1)	3,811,710
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,046,717
1,769,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	1,705,981
1,170,000	EW Scripps Co. 9.88%, 08/15/2030(1)	1,162,689
1,445,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	1,457,675
1,500,000	Paramount Global 6.88%, 04/30/2036	1,560,771
1,795,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(8)	1,792,813
1,075,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	1,096,510
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,144,415
	Univision Communications, Inc.
3,500,000	8.50%, 07/31/2031(1)	3,554,495
435,000	9.38%, 08/01/2032(1)	451,356
	Virgin Media Secured Finance PLC
GBP 1,300,000	4.25%, 01/15/2030(2)	1,581,643
$ 680,000	4.50%, 08/15/2030(1)	632,304
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,226,823
935,000	Ziggo BV 4.88%, 01/15/2030(1)	863,726
		35,492,477
	Mining - 1.8%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,478,140
755,000	5.63%, 06/15/2028(1)	746,149
	Fortescue Treasury Pty. Ltd.
375,000	4.38%, 04/01/2031(1)	351,338
3,630,000	5.88%, 04/15/2030(1)	3,675,480
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	619,785
1,310,000	4.75%, 01/30/2030(1)	1,254,857
		8,125,749

74

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Oil & Gas - 5.5%
$ 2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	$3,048,561
	Matador Resources Co.
815,000	6.50%, 04/15/2032(1)	817,404
1,760,000	6.88%, 04/15/2028(1)	1,788,819
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,346,040
340,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	346,789
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,284,229
	Permian Resources Operating LLC
745,000	6.25%, 02/01/2033(1)	749,431
685,000	8.00%, 04/15/2027(1)	700,424
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,987,259
1,170,000	6.75%, 08/01/2029(1)	1,170,924
785,000	7.00%, 08/01/2032(1)	777,324
	Sunoco LP
1,120,000	6.25%, 07/01/2033(1)	1,134,337
825,000	7.00%, 05/01/2029(1)	853,931
1,270,000	7.25%, 05/01/2032(1)	1,330,954
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(1)	650,810
2,015,000	9.38%, 02/01/2031(1)	2,054,724
	Transocean, Inc.
714,000	8.50%, 05/15/2031(1)	655,999
2,640,000	8.75%, 02/15/2030(1)	2,737,070
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(1)	295,715
445,000	7.88%, 04/15/2032(1)	390,581
875,000	9.75%, 10/15/2030	820,810
		24,942,135
	Oil & Gas Services - 1.3%
2,065,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	2,126,471
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	2,131,398
1,400,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	1,438,237
		5,696,106
	Packaging & Containers - 3.0%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(1)	1,510,875
3,045,000	5.25%, 08/15/2027(1)	1,461,600
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	683,002
980,000	6.75%, 04/15/2032(1)	1,003,824
450,000	8.75%, 04/15/2030(1)	459,260
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(1)	822,454
200,000	6.38%, 07/15/2032(1)	202,412
3,145,000	LABL, Inc. 8.63%, 10/01/2031(1)	2,612,254
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(1)	917,941
1,575,000	9.25%, 04/15/2027(1)	1,558,849
	Owens-Brockway Glass Container, Inc.
1,625,000	7.25%, 05/15/2031(1)	1,643,260
670,000	7.38%, 06/01/2032(1)	675,061
		13,550,792
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Pharmaceuticals - 1.2%
$ 4,000,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	$4,072,355
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,143,570
		5,215,925
	Pipelines - 2.6%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,887,087
1,150,000	6.63%, 02/01/2032(1)	1,182,155
	Buckeye Partners LP
95,000	3.95%, 12/01/2026	93,402
900,000	4.13%, 12/01/2027	877,827
280,000	4.50%, 03/01/2028(1)	273,321
1,527,000	5.60%, 10/15/2044	1,287,750
335,000	6.75%, 02/01/2030(1)	346,810
1,665,000	6.88%, 07/01/2029(1)	1,713,941
2,200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	2,285,364
	Venture Global Plaquemines LNG LLC
885,000	6.50%, 01/15/2034(1)	910,445
680,000	6.75%, 01/15/2036(1)	699,520
		11,557,622
	Real Estate - 0.6%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(2)	2,681,492
	Real Estate Investment Trusts - 3.3%
	Brandywine Operating Partnership LP
$ 895,000	4.55%, 10/01/2029	841,365
105,000	8.30%, 03/15/2028(9)	111,403
1,225,000	8.88%, 04/12/2029	1,313,495
	Hudson Pacific Properties LP
200,000	3.25%, 01/15/2030	159,793
3,555,000	4.65%, 04/01/2029	3,099,875
455,000	5.95%, 02/15/2028	435,726
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,031,868
370,000	6.25%, 01/15/2033(1)	376,319
1,175,000	7.00%, 02/15/2029(1)	1,207,049
1,500,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	1,559,108
2,275,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	2,268,628
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(1)	454,414
1,910,000	7.25%, 07/15/2028(1)	1,969,661
		14,828,704
	Retail - 6.6%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,944,472
50,000	3.88%, 01/15/2028(1)	48,227
215,000	4.00%, 10/15/2030(1)	199,200
1,210,000	4.38%, 01/15/2028(1)	1,182,398
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,737,227
307,000	4.75%, 03/01/2030	294,849
760,000	5.00%, 02/15/2032(1)	718,886
	Boots Group Finco LP
EUR 190,000	5.38%, 08/31/2032(1)	221,978
GBP 660,000	7.38%, 08/31/2032(1)	887,972
$ 2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	2,337,382
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,736,833

75

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Retail - 6.6% - (continued)
$ 3,791,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	$3,326,603
985,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	781,078
	PetSmart, Inc./PetSmart Finance Corp.
810,000	4.75%, 02/15/2028(1)	794,876
1,875,000	7.75%, 02/15/2029(1)	1,834,843
2,199,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,154,991
4,875,000	Staples, Inc. 10.75%, 09/01/2029(1)	4,571,099
1,275,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,186,529
1,000,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	1,048,034
1,500,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	1,610,142
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	516,164
566,000	4.63%, 01/31/2032	541,827
		29,675,610
	Software - 3.7%
3,258,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	3,202,783
	Cloud Software Group, Inc.
1,000,000	8.25%, 06/30/2032(1)	1,064,831
2,825,000	9.00%, 09/30/2029(1)	2,923,482
	Open Text Corp.
710,000	3.88%, 02/15/2028(1)	683,382
825,000	3.88%, 12/01/2029(1)	772,235
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	965,426
650,000	4.13%, 12/01/2031(1)	591,533
1,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	1,506,015
	Rocket Software, Inc.
2,500,000	6.50%, 02/15/2029(1)	2,430,779
575,000	9.00%, 11/28/2028(1)	593,374
2,105,000	UKG, Inc. 6.88%, 02/01/2031(1)	2,161,130
		16,894,970
	Telecommunications - 5.2%
825,000	Altice France Holding SA 10.50%, 05/15/2027(1)(10)	302,156
	Altice France SA
720,000	5.13%, 07/15/2029(1)	622,800
640,000	5.50%, 01/15/2028(1)	568,800
800,000	5.50%, 10/15/2029(1)	693,730
1,665,000	8.13%, 02/01/2027(1)	1,542,995
	EchoStar Corp.
2,074,250	6.75%, 11/30/2030(4)	1,965,352
3,200,000	10.75%, 11/30/2029	3,372,000
	Fibercop SpA
920,000	6.38%, 11/15/2033(1)	891,195
726,000	7.20%, 07/18/2036(1)	718,885
353,000	7.72%, 06/04/2038(1)	351,247
	Iliad Holding SASU
EUR 1,460,000	6.88%, 04/15/2031(1)	1,791,466
$ 490,000	7.00%, 10/15/2028(1)	497,347
830,000	7.00%, 04/15/2032(1)	851,903
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(2)	1,158,178
515,000	5.13%, 09/30/2029(1)	596,462
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(1)	1,655,662
325,000	3.88%, 10/15/2030(1)	278,687
2,825,000	4.00%, 04/15/2031(1)	2,429,500
500,000	4.88%, 06/15/2029(1)	468,750
485,000	6.88%, 06/30/2033(1)	491,477
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(2)	1,384,542
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Telecommunications - 5.2% - (continued)
	Telecom Italia Capital SA
$ 424,000	7.20%, 07/18/2036	$444,521
415,000	7.72%, 06/04/2038	447,087
		23,524,742
	Transportation - 0.2%
950,000	Stonepeak Nile Parent LLC 7.25%, 03/15/2032(1)	997,826
	Total Corporate Bonds (cost $406,618,938)	$410,023,568
SENIOR FLOATING RATE INTERESTS - 1.9%(11)
	Healthcare - Products - 0.1%
561,189	Bausch & Lomb Corp. 8.61%, 01/15/2031, 1 mo. USD Term SOFR + 4.25%	$562,732
	Healthcare - Services - 0.2%
746,222	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	737,207
	Insurance - 0.3%
1,200,495	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	1,201,456
	IT Services - 0.4%
1,964,120	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,894,963
	Packaging & Containers - 0.3%
1,199,667	Clydesdale Acquisition Holdings, Inc. 7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,198,827
	Retail - 0.6%
1,496,240	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,495,867
1,399,154	Specialty Building Products Holdings LLC 8.21%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,352,366
		2,848,233
	Total Senior Floating Rate Interests (cost $8,530,795)	$8,443,418
PREFERRED STOCKS - 0.3%
	Capital Goods - 0.3%
22,000	Boeing Co. (Preference Shares), 6.00%	$1,555,400
	Total Preferred Stocks (cost $1,146,552)	$1,555,400
	Total Long-Term Investments (cost $432,258,793)	$437,784,261

76

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 3,038,569
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $3,038,937; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $3,099,456
			$3,038,569
	Total Short-Term Investments (cost $3,038,569)		$3,038,569
	Total Investments (cost $435,297,362)	97.3%	$440,822,830
	Other Assets and Liabilities	2.7%	12,183,525
	Net Assets	100.0%	$453,006,355
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$364,530,509, representing 80.5% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $9,359,194, representing 2.1% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(19)	09/08/2025	$(2,542,741)	$19,507
Total futures contracts				$19,507

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
501,000	EUR	576,065	USD	MSC	08/29/2025	$(3,188)
528,000	EUR	611,887	USD	JPM	08/29/2025	(8,136)

77

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,910,457	USD	10,951,000	EUR	DEUT	08/29/2025	$388,337
223,567	USD	190,000	EUR	BNP	08/29/2025	6,308
5,437,188	USD	4,035,000	GBP	JPM	08/29/2025	106,814
445,614	USD	330,000	GBP	UBS	08/29/2025	9,673
Total foreign currency contracts						$499,808
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$17,761,875	$—	$17,761,875	$—
Corporate Bonds	410,023,568	—	410,023,568	—
Senior Floating Rate Interests	8,443,418	—	8,443,418	—
Preferred Stocks	1,555,400	1,555,400	—	—
Short-Term Investments	3,038,569	—	3,038,569	—
Foreign Currency Contracts(2)	511,132	—	511,132	—
Futures Contracts(2)	19,507	19,507	—	—
Total	$441,353,469	$1,574,907	$439,778,562	$—
Liabilities
Foreign Currency Contracts(2)	$(11,324)	$—	$(11,324)	$—
Total	$(11,324)	$—	$(11,324)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

78

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
$ 5,226,645	1.22%, 03/15/2062(1)(2)	$193,620
2,348,630	1.50%, 01/15/2054(1)(2)	151,088
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(3)	211,979
225,000	3.90%, 01/10/2039(2)(3)	207,819
1,385,136	DBJPM Mortgage Trust 1.70%, 09/15/2053(1)(2)	65,430
5,680,420	Wells Fargo NA 0.88%, 05/15/2062(1)(2)	155,360
		985,296
	Other Asset-Backed Securities - 0.1%
49,369	AASET Trust 3.35%, 01/16/2040(3)	48,382
245,767	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(3)	206,360
		254,742
	Whole Loan Collateral CMO - 1.4%
	Angel Oak Mortgage Trust
383,099	1.82%, 11/25/2066(2)(3)	338,998
976,130	2.88%, 12/25/2066(3)(4)	901,842
897,953	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(3)	804,050
1,063,551	CSMC Trust 2.27%, 11/25/2066(2)(3)	961,496
486,441	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(3)	422,174
893,967	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(3)	786,848
642,304	Verus Securitization Trust 2.72%, 01/25/2067(3)(4)	596,754
23,968	VOLT XCIV LLC 6.24%, 02/27/2051(3)(4)	23,952
		4,836,114
	Total Asset & Commercial Mortgage-Backed Securities (cost $6,713,373)	$6,076,152
CONVERTIBLE BONDS - 4.4%
	Biotechnology - 0.2%
395,000	Cytokinetics, Inc. 3.50%, 07/01/2027	$434,500
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030	244,211
		678,711
	Commercial Banks - 0.0%
EUR 200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.54%, 12/15/2050, 3 mo. EURIBOR + 4.50%(5)	138,009
	Commercial Services - 0.2%
$ 730,000	Global Payments, Inc. 1.50%, 03/01/2031	660,650
	Electric - 1.8%
1,630,000	Alliant Energy Corp. 3.25%, 05/30/2028(3)	1,661,785
	FirstEnergy Corp.
810,000	3.63%, 01/15/2029(3)	827,415
810,000	3.88%, 01/15/2031(3)	837,540
830,000	PG&E Corp. 4.25%, 12/01/2027	826,680
1,620,000	Southern Co. 3.25%, 06/15/2028(3)	1,633,770
		5,787,190
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.4% - (continued)
	Energy-Alternate Sources - 0.1%
$ 370,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	$306,177
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026(7)	72
		306,249
	Engineering & Construction - 0.2%
EUR 600,000	Cellnex Telecom SA 0.75%, 11/20/2031(8)	610,933
	Healthcare - Products - 0.1%
$ 420,000	Exact Sciences Corp. 1.75%, 04/15/2031(3)	370,230
	Healthcare - Services - 0.1%
520,000	Teladoc Health, Inc. 1.25%, 06/01/2027	479,024
	Mining - 0.2%
425,000	MP Materials Corp. 0.25%, 04/01/2026(3)	609,875
	Oil & Gas - 0.4%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	520,777
EUR 700,000	Eni SpA 2.95%, 09/14/2030(8)	831,288
		1,352,065
	Pharmaceuticals - 0.2%
$ 505,000	Dexcom, Inc. 0.38%, 05/15/2028	468,135
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(8)	313,329
		781,464
	REITS - 0.1%
$ 310,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	303,335
	Software - 0.3%
555,000	Evolent Health, Inc. 3.50%, 12/01/2029	457,320
EUR 400,000	Ubisoft Entertainment SA 2.88%, 12/05/2031(8)	369,219
		826,539
	Water - 0.5%
$ 1,630,000	American Water Capital Corp. 3.63%, 06/15/2026	1,637,009
	Total Convertible Bonds (cost $14,816,517)	$14,541,283
CORPORATE BONDS - 3.0%
	Chemicals - 0.2%
775,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(9)	$801,220
	Commercial Banks - 2.0%
EUR 200,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(8)(9)(10)	229,999
100,000	Attica Bank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(8)(9)(10)	119,792
225,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(8)(9)(10)	311,800

79

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.0% - (continued)
	Commercial Banks - 2.0% - (continued)
GBP 200,000	Barclays PLC 8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP Swap + 4.69% thereafter)(8)(9)(10)	$275,072
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(8)(9)(10)	240,748
	CaixaBank SA
$ 200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(3)(9)	209,528
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(8)(9)(10)	253,632
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(8)(9)(10)	249,756
175,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(8)(9)	199,768
	HSBC Holdings PLC
$ 200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(9)(10)	184,363
300,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(9)(10)	305,661
	Intesa Sanpaolo SpA
200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(3)(9)	185,576
200,000	7.80%, 11/28/2053(3)	237,961
EUR 200,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(8)(9)(10)	233,323
GBP 200,000	La Banque Postale SA 5.63%, 09/21/2028, (5.63% fixed rate until 09/21/2027; 1 yr. U.K. Government Bond + 2.60% thereafter)(8)(9)	268,619
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(8)(9)(10)	235,850
GBP 100,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(8)(9)	150,849
200,000	NatWest Group PLC 4.50%, 03/31/2028, (4.50% fixed rate until 03/31/2028; 5 yr. U.K. Government Bond + 3.99% thereafter)(9)(10)	251,761
EUR 200,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(8)(9)	270,720
325,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(8)(9)(10)	385,222
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.0% - (continued)
	Commercial Banks - 2.0% - (continued)
$ 175,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(9)	$177,840
	Societe Generale SA
EUR 100,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(8)(9)	98,164
$ 200,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(3)(9)	203,980
200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(3)(9)(10)	220,476
250,000	UBS Group AG 9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(3)(9)	309,881
795,000	Zions Bancorp NA 6.82%, 11/19/2035, (6.82% fixed rate until 08/19/2034; 6 mo. USD SOFR + 2.83% thereafter)(9)	829,917
		6,640,258
	Gas - 0.2%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	484,094
	Insurance - 0.1%
200,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(3)(9)	209,306
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(8)(9)(10)	116,405
		325,711
	Oil & Gas - 0.5%
$ 470,000	Noble Finance II LLC 8.00%, 04/15/2030(3)	479,384
320,000	Talos Production, Inc. 9.38%, 02/01/2031(3)	326,308
456,000	Transocean, Inc. 8.75%, 02/15/2030(3)	472,767
330,000	Vital Energy, Inc. 7.88%, 04/15/2032(3)(11)	289,645
		1,568,104
	Total Corporate Bonds (cost $9,693,185)	$9,819,387
FOREIGN GOVERNMENT OBLIGATIONS - 8.7%
	Argentina - 0.1%
500,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	$330,000
	Australia - 0.7%
AUD 5,235,524	Australia Government Bonds 1.00%, 02/21/2050(8)(12)	2,324,193
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 4,982,417	6.00%, 08/15/2050(12)	775,707
10,191,719	6.00%, 05/15/2055(12)	1,580,645
12,186,000	10.00%, 01/01/2029	1,976,100
		4,332,452

80

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 8.7% - (continued)
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	$123,934
	Colombia - 1.4%
	Colombia TES
COP 2,475,660,600	3.00%, 03/25/2033(12)	470,014
10,995,076,760	3.75%, 02/25/2037(12)	2,031,878
9,835,838,860	4.75%, 04/04/2035(12)	2,060,743
		4,562,635
	Germany - 0.3%
EUR 980,752	Deutsche Bundesrepublik Inflation-Linked Bonds 0.10%, 04/15/2033(8)(12)	1,069,202
	Ghana - 0.0%
	Ghana Government International Bonds
$ 4,960	0.00%, 07/03/2026(3)(6)	4,752
75,020	5.00%, 07/03/2029(3)(4)	71,292
107,880	5.00%, 07/03/2035(3)(4)	86,617
		162,661
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(8)	1,418,727
	Mexico - 0.4%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,226,400
	New Zealand - 2.3%
	New Zealand Government Inflation-Linked Bonds
NZD 7,787,106	2.50%, 09/20/2035(8)(12)	4,495,795
5,549,361	2.50%, 09/20/2040(8)(12)	3,024,594
		7,520,389
	North Macedonia - 0.4%
EUR 1,085,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(3)	1,237,995
	Romania - 0.7%
2,020,000	Romania Government International Bonds 6.75%, 07/11/2039(8)	2,369,938
	South Africa - 0.7%
ZAR 52,728,079	Republic of South Africa Government CPI-Linked Bonds 1.88%, 02/28/2033(12)	2,275,778
	Total Foreign Government Obligations (cost $32,668,606)	$28,954,304
SENIOR FLOATING RATE INTERESTS - 2.3%(13)
	Aerospace & Defense - 0.1%
$ 106,975	Spirit AeroSystems, Inc. 8.81%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	$107,082
255,303	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	256,015
		363,097
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.3%(13) - (continued)
	Airlines - 0.1%
$ 99,750	American Airlines, Inc. 7.58%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	$100,374
67,611	SkyMiles IP Ltd. 8.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	67,864
		168,238
	Apparel - 0.1%
218,064	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	217,519
39,597	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	39,679
		257,198
	Auto Parts & Equipment - 0.0%
115,000	Clarios Global LP 7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	114,952
	Commercial Services - 0.3%
143,912	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	144,416
163,455	First Advantage Holdings LLC 7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	163,967
309,821	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	310,053
242,093	WEX, Inc. 6.11%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	241,723
		860,159
	Construction Materials - 0.1%
65,781	Emerald Borrower LP 6.83%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	65,784
228,854	Quikrete Holdings, Inc. 6.61%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	228,600
38,474	Standard Industries, Inc. 6.10%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	38,558
		332,942
	Distribution/Wholesale - 0.1%
193,356	American Builders & Contractors Supply Co., Inc. 6.11%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	193,720
	Diversified Financial Services - 0.1%
250,000	Colossus Acquireco LLC 6.10%, 08/02/2032, 1 mo. USD Term SOFR + 1.75%	248,573
195,340	Corpay Technologies Operating Co. LLC 6.11%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	195,096
		443,669
	Electric - 0.0%
99,449	Constellation Renewables LLC 6.58%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	99,413
	Electronics - 0.1%
195,219	Coherent Corp. 6.36%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	195,512

81

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.3%(13) - (continued)
	Entertainment - 0.1%
$ 106,275	Caesars Entertainment, Inc. 6.61%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$106,097
	Delta 2 Lux SARL
33,333	6.29%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	33,292
66,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	66,583
121,250	Penn Entertainment, Inc. 6.86%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	121,534
104,475	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	104,715
		432,221
	Environmental Control - 0.1%
332,925	Clean Harbors, Inc. 6.11%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	335,006
136,109	Reworld Holding Corp. 6.59%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	136,245
		471,251
	Food - 0.1%
100,000	Froneri Lux Finco SARL 6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	99,763
174,935	U.S. Foods, Inc. 6.11%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	176,068
		275,831
	Food Service - 0.1%
225,948	Aramark Services, Inc. 6.36%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	225,989
	Healthcare - Products - 0.0%
7,269	Avantor Funding, Inc. 6.46%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	7,300
	Healthcare - Services - 0.1%
182,234	IQVIA, Inc. 6.05%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	183,145
	Home Furnishings - 0.0%
163,216	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	163,420
	Household Products/Wares - 0.0%
114,713	Reynolds Consumer Products LLC 6.11%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	115,072
	Insurance - 0.2%
184,177	Asurion LLC 8.46%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	182,499
126,461	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	126,562
216,160	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	216,339
133,756	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	133,611
		659,011
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.3%(13) - (continued)
	Internet - 0.1%
$ 172,799	Go Daddy Operating Co. LLC 6.11%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	$172,849
	MH Sub I LLC
118,759	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	112,999
80,378	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	71,470
		357,318
	IT Services - 0.1%
87,750	Amentum Government Services Holdings LLC 6.61%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	87,706
149,250	CACI International, Inc. 6.08%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	149,250
173,316	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	154,035
		390,991
	Media - 0.1%
247,623	Charter Communications Operating LLC 6.54%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	247,437
	Pharmaceuticals - 0.0%
122,462	Elanco Animal Health, Inc. 6.18%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	122,325
	Pipelines - 0.0%
133,831	Oryx Midstream Services Permian Basin LLC 6.60%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	133,972
	Retail - 0.2%
151,907	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	151,870
158,878	IRB Holding Corp. 6.86%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	158,805
318,829	KFC Holding Co. 6.21%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	319,944
37,778	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	38,080
		668,699
	Software - 0.1%
98,250	Quartz Acquireco LLC 6.55%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	98,004
103,081	SS&C Technologies, Inc. 6.36%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	103,404
		201,408
	Total Senior Floating Rate Interests (cost $7,698,738)	$7,684,290
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
6,349,320	0.84%, 11/25/2030(1)(2)	$225,548
945,898	0.87%, 11/25/2030(1)(2)	35,323
1,709,688	1.02%, 10/25/2030(1)(2)	71,562
5,175,917	1.11%, 06/25/2030(1)(2)	232,936

82

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.2% - (continued)
	Mortgage-Backed Agencies - 0.2% - (continued)
	Federal Home Loan Mortgage Corp. - 0.2% - (continued)
$ 14,955	6.35%, 01/25/2051, 30 day USD SOFR Average + 2.00%(3)(5)		$14,908
	Total U.S. Government Agencies (cost $609,394)		$580,277
U.S. GOVERNMENT SECURITIES - 77.8%
	U.S. Treasury Securities - 77.8%
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
5,177,239	0.63%, 02/15/2043(12)		$3,816,754
	U.S. Treasury Inflation-Indexed Notes - 76.6%
14,321,325	0.13%, 10/15/2026(12)(14)(15)		14,164,730
14,220,329	0.13%, 01/15/2030(12)		13,436,041
22,190,844	0.13%, 07/15/2030(12)		20,868,668
29,314,627	0.13%, 01/15/2031(12)		27,180,452
21,993,130	0.13%, 07/15/2031(12)		20,254,967
3,127,145	0.38%, 01/15/2027(12)		3,085,068
12,444,148	0.38%, 07/15/2027(12)		12,278,300
11,754,413	0.50%, 01/15/2028(12)		11,531,903
22,242,765	0.63%, 07/15/2032(12)		20,729,925
42,614,679	0.88%, 01/15/2029(12)		41,969,167
13,305,550	1.13%, 01/15/2033(12)		12,694,009
13,759,200	1.38%, 07/15/2033(12)		13,330,268
10,838,888	1.75%, 01/15/2034(12)		10,716,845
13,076,594	1.88%, 07/15/2034(12)		13,056,603
7,258,265	1.88%, 07/15/2035(12)		7,194,748
10,888,406	2.13%, 01/15/2035(12)		11,026,232
			253,517,926
	Total U.S. Government Securities (cost $266,932,209)		$257,334,680
	Total Long-Term Investments (cost $339,132,022)		$324,990,373
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
276,920	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(16)		$276,920
	Total Short-Term Investments (cost $276,920)		$276,920
	Total Investments (cost $339,408,942)	98.3%	$325,267,293
	Other Assets and Liabilities	1.7%	5,691,921
	Net Assets	100.0%	$330,959,214
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$17,319,851, representing 5.2% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(6)	Security is a zero-coupon bond.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $20,466,937, representing 6.2% of net assets.

(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Represents entire or partial securities on loan.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $2,274,851.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $1,162,152.
(16)	Current yield as of period end.

83

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	83	09/15/2025	$6,069,383	$4,916
Canadian 10-Year Bond Future	124	09/18/2025	10,785,566	(64,729)
U.S. Treasury 2-Year Note Future	56	09/30/2025	11,591,125	(51,555)
U.S. Treasury 5-Year Note Future	157	09/30/2025	16,982,984	75,137
U.S. Treasury Ultra Bond Future	85	09/19/2025	9,971,562	56,488
Total				$20,257
Short position contracts:
Euro BUXL 30-Year Bond Future	(10)	09/08/2025	$(1,339,540)	$42,899
Euro-BOBL Future	(2)	09/08/2025	(267,657)	649
Euro-BTP Italian Bond Future	(46)	09/08/2025	(6,339,317)	9,388
Euro-BUND Future	(4)	09/08/2025	(592,054)	4,733
Euro-Schatz Future	(71)	09/08/2025	(8,673,744)	24,642
French Government Bond Future	(56)	09/08/2025	(7,879,115)	69,530
U.S. Treasury 10-Year Note Future	(117)	09/19/2025	(12,994,313)	(57,400)
U.S. Treasury 10-Year Ultra Future	(2)	09/19/2025	(226,156)	(597)
U.S. Treasury Long Bond Future	(2)	09/19/2025	(228,375)	(5,589)
Total				$88,255
Total futures contracts				$108,512

OTC Interest Rate Swap Contracts Outstanding at July 31, 2025
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,103,036	$1,103,036
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	44,620	44,620
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	850,537	850,537
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	59,299	59,299
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(6,671)	(47,811)	(41,140)
Total OTC interest rate swap contracts							$—	$(6,671)	$2,009,681	$2,016,352

(1)	At July 31, 2025, the counterparty had deposited in a segregated account securities with a value of $1,204,844 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at July 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	545,000	4.28%	12/20/2025	At Maturity	$—	$—	$(7,621)	$(7,621)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	325,000	4.28%	12/20/2025	At Maturity	—	—	(4,313)	(4,313)
Total OTC total return swap contracts							$—	$—	$(11,934)	$(11,934)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX-XOVER S43.V1	EUR	600,000	(5.00%)	06/20/2030	Quarterly	$—	$(64,004)	$(71,149)	$(7,145)
Total						$—	$(64,004)	$(71,149)	$(7,145)

84

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$193,939	$—	$284,961	$91,022
Total						$193,939	$—	$284,961	$91,022
Total centrally cleared credit default swap contracts						$193,939	$(64,004)	$213,812	$83,877

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	$—	$(44,188)	$623,283	$667,471
Total centrally cleared interest rate swaps contracts						$—	$(44,188)	$623,283	$667,471

Bond Forward Contracts Outstanding at July 31, 2025
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	19,079,047	01/15/2026	$2,446
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	10,508,028	07/15/2028	(21,361)
Total Bond Forward Contracts					$(18,915)

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,645,146	USD	ANZ	08/29/2025	$(34,420)
14,800,000	BRL	2,673,058	USD	UBS	08/04/2025	(32,683)
14,800,000	BRL	2,622,626	USD	GSC	09/03/2025	(2,989)
4,814,000,000	COP	1,174,275	USD	UBS	08/29/2025	(27,359)
31,966,000	MXN	1,716,571	USD	MSC	08/29/2025	(27,563)
18,100,000	NOK	1,784,427	USD	BCLY	08/29/2025	(33,409)
2,458,853	USD	3,744,000	AUD	ANZ	08/29/2025	51,445
4,236,616	USD	23,457,000	BRL	UBS	08/04/2025	51,800
4,156,684	USD	23,457,000	BRL	GSC	09/03/2025	4,738
517,437	USD	707,000	CAD	BMO	08/29/2025	6,418
4,554,896	USD	18,673,025,000	COP	UBS	08/29/2025	106,122
12,361,340	USD	10,485,224	EUR	DEUT	08/29/2025	371,820
1,077,133	USD	937,000	EUR	UBS	08/29/2025	5,703
123,554	USD	107,000	EUR	JPM	08/29/2025	1,203
970,205	USD	720,000	GBP	JPM	08/29/2025	19,060
329,211	USD	48,336,000	JPY	MSC	08/29/2025	7,611
7,704,175	USD	12,813,000	NZD	HSBC	08/29/2025	147,996
2,380,044	USD	42,384,000	ZAR	SSG	08/29/2025	58,124
Total foreign currency contracts						$673,617
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

85

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$6,076,152	$—	$6,076,152	$—
Convertible Bonds	14,541,283	—	14,541,283	—
Corporate Bonds	9,819,387	—	9,819,387	—
Foreign Government Obligations	28,954,304	—	28,954,304	—
Senior Floating Rate Interests	7,684,290	—	7,684,290	—
U.S. Government Agencies	580,277	—	580,277	—
U.S. Government Securities	257,334,680	—	257,334,680	—
Short-Term Investments	276,920	276,920	—	—
Bond Forward(2)	2,446	—	2,446	—
Foreign Currency Contracts(2)	832,040	—	832,040	—
Futures Contracts(2)	288,382	288,382	—	—
Swaps - Credit Default(2)	91,022	—	91,022	—
Swaps - Interest Rate(2)	2,724,963	—	2,724,963	—
Total	$329,206,146	$565,302	$328,640,844	$—
Liabilities
Bond Forward(2)	$(21,361)	$—	$(21,361)	$—
Foreign Currency Contracts(2)	(158,423)	—	(158,423)	—
Futures Contracts(2)	(179,870)	(179,870)	—	—
Swaps - Credit Default(2)	(7,145)	—	(7,145)	—
Swaps - Interest Rate(2)	(41,140)	—	(41,140)	—
Swaps - Total Return(2)	(11,934)	—	(11,934)	—
Total	$(419,873)	$(179,870)	$(240,003)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

86

Hartford International Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Australia - 1.6%
32,280	Aristocrat Leisure Ltd.	$1,445,397
7,826	Cochlear Ltd.	1,597,701
24,310	Commonwealth Bank of Australia	2,759,903
489,728	Medibank Pvt Ltd.	1,600,629
6,263	REA Group Ltd.(1)	954,049
41,144	Wesfarmers Ltd.	2,250,556
		10,608,235
	Austria - 1.1%
24,723	ams-OSRAM AG*	325,869
64,673	Erste Group Bank AG	5,913,949
62,613	Mondi PLC	846,417
18,014	Zumtobel Group AG	93,343
		7,179,578
	Belgium - 0.8%
19,566	Ageas SA	1,330,337
28,301	Anheuser-Busch InBev SA	1,627,100
14,756	KBC Group NV	1,539,108
60,265	Proximus SADP	500,725
		4,997,270
	Brazil - 2.1%
452,194	Ambev SA	1,006,213
598,498	Banco Bradesco SA ADR	1,657,839
92,582	Banco BTG Pactual SA	646,969
86,360	Localiza Rent a Car SA	534,087
331,513	Lojas Renner SA	963,241
151,660	M Dias Branco SA	658,420
1,440	MercadoLibre, Inc.*	3,418,402
386,988	Natura Cosmeticos SA*	624,068
222,600	PRIO SA*	1,677,187
118,500	Rede D'Or Sao Luiz SA(2)	687,778
237,935	Telefonica Brasil SA	1,337,642
176,501	Ultrapar Participacoes SA	541,208
		13,753,054
	Canada - 4.1%
22,204	Bank of Montreal	2,450,837
52,208	Barrick Mining Corp.	1,102,110
40,621	Canadian National Railway Co.	3,792,974
22,449	Canadian Pacific Kansas City Ltd.	1,650,948
40,326	Great-West Lifeco, Inc.	1,514,262
13,030	Intact Financial Corp.	2,693,268
22,723	National Bank of Canada	2,363,645
21,514	Royal Bank of Canada	2,760,518
30,685	Shopify, Inc. Class A*	3,750,014
25,459	Spin Master Corp.(2)	418,927
29,045	Sun Life Financial, Inc.	1,770,873
35,297	Toronto-Dominion Bank	2,570,852
12,082	Trican Well Service Ltd.	49,615
		26,888,843
	Chile - 0.4%
80,136	Cia Cervecerias Unidas SA	473,940
100,744	Empresa Nacional de Telecomunicaciones SA	331,024
6,431,114	Enel Americas SA	641,386
89,458	Lundin Mining Corp.	913,561
		2,359,911
	China - 7.6%
214,571	Alibaba Group Holding Ltd.	3,226,025
17,251	Alibaba Group Holding Ltd. ADR	2,080,988
91,259	Baidu, Inc. Class A*	998,495
469,676	BOC Hong Kong Holdings Ltd.	2,108,965
740,208	China BlueChemical Ltd. Class H	204,167
410,336	China Mengniu Dairy Co. Ltd.	853,915
4,164,194	China Reinsurance Group Corp. Class H	722,833
293,215	DiDi Global, Inc. ADR*	1,474,871
652,366	Foxconn Industrial Internet Co. Ltd. Class A	3,116,049
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	China - 7.6% - (continued)
55,858	Fuyao Glass Industry Group Co. Ltd. Class A	$423,852
50,803	Fuyao Glass Industry Group Co. Ltd. Class H(2)	366,268
147,152	Goneo Group Co. Ltd. Class A	963,411
21,415	Hesai Group ADR*	406,885
189,513	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*	1,903,580
42,620	KE Holdings, Inc. ADR	785,060
3,100	Kweichow Moutai Co. Ltd. Class A	611,598
126,700	Luxshare Precision Industry Co. Ltd. Class A	641,163
116,388	Meituan Class B*(2)	1,795,580
100,083	Montage Technology Co. Ltd. Class A	1,178,314
14,210	NAURA Technology Group Co. Ltd. Class A	659,983
37,365	NetEase, Inc.	976,805
53,500	OmniVision Integrated Circuits Group, Inc. Class A	897,293
17,279	PDD Holdings, Inc. ADR*	1,960,303
1,737,380	PICC Property & Casualty Co. Ltd. Class H	3,606,074
1,010,703	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	889,676
9,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	291,897
14,800	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*(1)	780,983
159,670	Tencent Holdings Ltd.	11,178,848
82,413	Tencent Music Entertainment Group ADR	1,729,849
335,597	Xiaomi Corp. Class B*(2)	2,257,880
161,900	Zai Lab Ltd.*	611,668
6,197	Zai Lab Ltd. ADR*(1)	234,247
		49,937,525
	Denmark - 0.9%
14,532	DSV AS	3,256,402
30,370	Novo Nordisk AS Class B	1,412,447
21,673	Novonesis Novozymes B Class B	1,402,189
		6,071,038
	Finland - 0.9%
56,246	Kone OYJ Class B	3,453,979
302,564	Nokia OYJ	1,233,053
125,684	Outokumpu OYJ	472,912
64,166	Sampo OYJ Class A	688,737
		5,848,681
	France - 7.7%
72,735	Accor SA	3,686,491
17,158	Airbus SE	3,449,703
8,209	Alten SA	667,188
10,142	Arkema SA	689,670
60,693	AXA SA	2,947,807
72,002	Ayvens SA(2)	773,697
26,847	BNP Paribas SA	2,447,862
55,210	Bureau Veritas SA	1,700,253
23,947	Capgemini SE	3,565,141
71,484	Carrefour SA	1,024,438
13,972	Cie de Saint-Gobain SA	1,602,827
23,937	Danone SA	1,958,928
99,006	Engie SA	2,225,478
1,033	Hermes International SCA	2,526,189
11,072	Imerys SA	272,576
17,739	Legrand SA	2,620,169
991	LVMH Moet Hennessy Louis Vuitton SE	531,981
27,932	Metropole Television SA	408,016
135,005	Orange SA	2,053,569
44,115	Publicis Groupe SA	4,031,303
21,463	Quadient SA	394,536
18,095	Renault SA	669,529
4,819	SEB SA	352,015
57,262	Societe Generale SA	3,654,948
65,856	Television Francaise 1 SA	629,680

87

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	France - 7.7% - (continued)
4,045	Thales SA	$1,088,079
42,298	TotalEnergies SE	2,515,270
45,173	Valeo SE	491,458
7,749	Vicat SACA	501,854
7,280	Vinci SA	1,011,256
		50,491,911
	Germany - 5.4%
12,656	adidas AG	2,418,926
31,010	BASF SE	1,519,781
11,223	Beiersdorf AG	1,394,594
18,176	Brenntag SE	1,127,623
10,199	Continental AG	871,102
33,085	Daimler Truck Holding AG	1,609,428
6,482	Deutsche Boerse AG	1,875,808
19,320	Duerr AG	496,576
46,105	Evonik Industries AG	915,556
34,859	Fresenius SE & Co. KGaA	1,663,842
84,177	Infineon Technologies AG	3,306,735
10,474	Mercedes-Benz Group AG	593,040
14,382	Merck KGaA	1,797,525
1,902	Rheinmetall AG	3,765,001
27,978	SAP SE	8,000,464
15,885	Scout24 SE(2)	2,122,897
20,414	Symrise AG	1,850,473
		35,329,371
	Greece - 0.2%
143,417	Piraeus Financial Holdings SA*	1,102,795
	Hong Kong - 2.8%
192,395	AIA Group Ltd.	1,793,923
95,075	ASMPT Ltd.	804,307
176,038	CK Asset Holdings Ltd.	806,641
88,968	Dah Sing Financial Holdings Ltd.	330,049
7,300	Duality Biotherapeutics, Inc.*	325,664
68,671	Hong Kong Exchanges & Clearing Ltd.	3,716,392
233,729	PAX Global Technology Ltd.	202,764
511,832	Prudential PLC	6,493,191
2,795,909	Sino Biopharmaceutical Ltd.	2,677,645
858,044	WH Group Ltd.(2)	859,020
265,226	Yue Yuen Industrial Holdings Ltd.	414,832
		18,424,428
	Hungary - 0.2%
19,432	OTP Bank Nyrt	1,576,827
	India - 4.2%
51,024	Axis Bank Ltd.	619,639
12,849	Bajaj Auto Ltd.	1,169,867
61,826	Bajaj Finance Ltd.	618,715
84,780	Bharti Airtel Ltd.	1,845,587
380,557	Canara Bank	463,129
226,084	Container Corp. of India Ltd.	1,486,158
33,826	Cummins India Ltd.	1,366,169
214,435	Embassy Office Parks REIT	966,829
30,747	Hero MotoCorp Ltd.	1,489,468
120,401	ICICI Bank Ltd.	2,027,468
36,786	Infosys Ltd.	625,618
53,331	Kotak Mahindra Bank Ltd.	1,201,566
28,900	Larsen & Toubro Ltd.	1,195,178
69,587	Larsen & Toubro Ltd. GDR(3)	2,843,455
34,619	Mahindra & Mahindra Ltd.	1,261,121
5,091	MakeMyTrip Ltd.*	476,467
84,282	Max Financial Services Ltd.*	1,438,952
22,209	Max Healthcare Institute Ltd.	315,092
22,834	PB Fintech Ltd.*	468,576
27,145	Reliance Industries Ltd.	428,687
37,801	Reliance Industries Ltd. GDR(2)	2,379,451
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	India - 4.2% - (continued)
59,652	SBI Life Insurance Co. Ltd.(2)	$1,247,947
35,588	Tata Consultancy Services Ltd.	1,227,303
124,608	Varun Beverages Ltd.	740,585
		27,903,027
	Indonesia - 0.4%
2,440,007	Bank Central Asia Tbk. PT	1,222,920
3,091,096	Bank Negara Indonesia Persero Tbk. PT	749,618
1,667,307	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	140,842
2,251,911	Semen Indonesia Persero Tbk. PT	335,404
		2,448,784
	Ireland - 0.4%
182,921	AIB Group PLC	1,443,000
101,582	Bank of Ireland Group PLC	1,362,211
		2,805,211
	Israel - 0.2%
6,695	Check Point Software Technologies Ltd.*	1,246,609
	Italy - 2.1%
157,082	BPER Banca SpA	1,545,768
42,268	Brembo NV(1)	405,213
131,086	Eni SpA	2,237,288
5,029	Ferrari NV	2,205,253
53,751	Ryanair Holdings PLC ADR	3,347,075
54,084	UniCredit SpA	3,979,163
11,720	Wizz Air Holdings PLC*(1)(2)	193,623
		13,913,383
	Ivory Coast - 0.1%
25,222	Endeavour Mining PLC	757,242
	Japan - 13.8%
45,280	Advantest Corp.	3,011,079
19,060	Aica Kogyo Co. Ltd.	469,310
44,302	Alfresa Holdings Corp.	643,088
31,239	Alps Alpine Co. Ltd.	330,955
43,690	Amada Co. Ltd.	492,645
86,339	Asahi Group Holdings Ltd.	1,095,303
44,196	ASKUL Corp.	441,422
31,760	Avex, Inc.	268,708
18,010	BML, Inc.	418,253
129,135	Chiba Bank Ltd.	1,203,629
52,899	Chiyoda Corp.*	125,683
40,870	Chugai Pharmaceutical Co. Ltd.	1,959,182
33,132	Cosel Co. Ltd.	256,077
53,902	Dai-ichi Life Holdings, Inc.	426,482
9,506	Daito Trust Construction Co. Ltd.	973,202
41,930	Dentsu Group, Inc.	826,884
36,140	Dip Corp.	584,981
22,250	Dowa Holdings Co. Ltd.	726,623
17,136	Eisai Co. Ltd.	480,585
3,464	Fast Retailing Co. Ltd.	1,056,623
79,240	Hakuhodo DY Holdings, Inc.	623,574
95,184	Hino Motors Ltd.*(1)	231,336
17,570	Hisaka Works Ltd.	169,483
140,420	Hitachi Ltd.	4,296,942
102,333	Honda Motor Co. Ltd.	1,059,444
8,370	Horiba Ltd.	615,557
17,950	Hoya Corp.	2,264,620
11,394	Isuzu Motors Ltd.	146,026
27,185	Japan Airlines Co. Ltd.	539,826
157,385	Japan Exchange Group, Inc.	1,538,026
48,680	Japan Post Insurance Co. Ltd.	1,246,432
64,721	Japan Tobacco, Inc.	1,848,407
62,540	JGC Holdings Corp.	559,136
42,520	Kao Corp.	1,913,249
83,540	KDDI Corp.	1,371,025

88

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Japan - 13.8% - (continued)
12,685	Keyence Corp.	$4,588,562
29,910	KH Neochem Co. Ltd.	566,100
24,427	Kirin Holdings Co. Ltd.	321,891
4,596	Kissei Pharmaceutical Co. Ltd.	135,406
79,930	Koito Manufacturing Co. Ltd.	1,022,052
102,480	Kubota Corp.	1,149,236
2,599	Makita Corp.	80,460
16,593	Maruichi Steel Tube Ltd.	401,142
36,518	Maxell Ltd.	485,302
15,250	Miraial Co. Ltd.(1)	110,163
76,390	Mitsubishi Estate Co. Ltd.	1,430,205
46,320	Mitsubishi Gas Chemical Co., Inc.	800,184
15,907	Nachi-Fujikoshi Corp.	340,243
30,726	Neturen Co. Ltd.	242,476
49,700	Nichicon Corp.	425,660
33,484	Nikon Corp.	325,186
29,750	Nintendo Co. Ltd.	2,486,472
26,421	Nippon Chemi-Con Corp.*	218,035
55,356	Nippon Shokubai Co. Ltd.	629,341
31,562	Nippon Television Holdings, Inc.	682,622
234,239	Nissan Motor Co. Ltd.*(1)	496,657
30,050	OKUMA Corp.	817,548
21,910	Ono Pharmaceutical Co. Ltd.	245,015
39,984	Optorun Co. Ltd.	430,976
52,680	OSG Corp.	681,644
16,396	Paramount Bed Holdings Co. Ltd.	269,019
453,500	Persol Holdings Co. Ltd.	866,842
554,184	Resona Holdings, Inc.	5,045,292
30,750	Rinnai Corp.	758,970
80,233	Rohm Co. Ltd.(1)	1,009,641
49,167	SCSK Corp.	1,529,826
18,660	Sega Sammy Holdings, Inc.	381,452
25,270	Seria Co. Ltd.	465,387
10,172	Shiga Bank Ltd.	408,511
40,006	Shimadzu Corp.	885,600
28,800	Ship Healthcare Holdings, Inc.	401,880
1,351,310	SoftBank Corp.	1,952,421
208,610	Sony Group Corp.	5,017,759
30,126	Stanley Electric Co. Ltd.	568,161
47,421	Subaru Corp.	872,348
26,661	Sumitomo Heavy Industries Ltd.	590,449
63,454	Sumitomo Mitsui Trust Group, Inc.	1,663,431
48,551	Sumitomo Rubber Industries Ltd.	554,912
33,843	Suntory Beverage & Food Ltd.	1,021,914
90,183	T&D Holdings, Inc.	2,202,153
25,180	Tachi-S Co. Ltd.	298,186
54,760	Tadano Ltd.	393,989
15,812	Taiheiyo Cement Corp.	386,395
31,357	Takeda Pharmaceutical Co. Ltd.	861,370
95,775	Terumo Corp.	1,624,082
20,213	THK Co. Ltd.	568,167
110,529	Tochigi Bank Ltd.	324,740
35,305	Tokai Rika Co. Ltd.	565,263
29,500	Toyoda Gosei Co. Ltd.	622,569
49,710	Toyota Boshoku Corp.	706,404
15,010	Transcosmos, Inc.	357,516
40,355	TS Tech Co. Ltd.	484,550
22,240	Tsubakimoto Chain Co.	312,157
12,687	Tsuruha Holdings, Inc.	933,821
37,277	TV Asahi Holdings Corp.	700,420
37,610	Ushio, Inc.	461,323
37,894	Xebio Holdings Co. Ltd.	280,126
51,220	Yamato Holdings Co. Ltd.	740,599
		90,414,020
	Kazakhstan - 0.1%
6,249	Kaspi.KZ JSC ADR	493,046
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Luxembourg - 0.1%
13,682	RTL Group SA	$539,304
	Malaysia - 0.2%
1,228,764	Public Bank Bhd.	1,210,171
	Mexico - 1.3%
1,303,825	America Movil SAB de CV Series B	1,179,075
100,303	Controladora Vuela Cia de Aviacion SAB de CV ADR*(1)	590,785
50,823	Corp. Inmobiliaria Vesta SAB de CV ADR(1)	1,427,618
220,130	Fibra Uno Administracion SA de CV REIT	312,838
24,944	Fresnillo PLC	459,934
409,784	Genomma Lab Internacional SAB de CV Class B(1)	473,103
151,454	Grupo Financiero Banorte SAB de CV Class O	1,348,836
343,502	Kimberly-Clark de Mexico SAB de CV Class A(1)	643,122
219,466	Megacable Holdings SAB de CV	605,408
469,211	Wal-Mart de Mexico SAB de CV	1,382,885
		8,423,604
	Netherlands - 3.8%
70,669	ABN AMRO Bank NV(2)	2,042,930
1,446	Adyen NV*(2)	2,480,108
4,540	Argenx SE*	3,049,196
8,849	ASML Holding NV	6,133,002
12,757	Fugro NV	182,870
384,661	Havas NV*	617,891
15,382	Heineken NV	1,207,359
87,517	ING Groep NV	2,039,621
70,153	Koninklijke Philips NV	1,832,069
24,212	NN Group NV	1,630,329
20,442	Randstad NV	971,597
90,589	Universal Music Group NV	2,605,964
		24,792,936
	Norway - 0.0%
22,435	Norsk Hydro ASA	132,972
	Pakistan - 0.1%
8,408	VEON Ltd. ADR*	460,002
	Peru - 0.1%
2,887	Credicorp Ltd.	684,219
	Philippines - 0.0%
206,417	Security Bank Corp.	268,759
	Poland - 0.1%
5,708	Diagnostyka SA	277,922
263,261	Orange Polska SA	614,537
		892,459
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.8%
302,381	Saudi Arabian Oil Co.(2)	1,956,602
307,870	Saudi National Bank	3,072,263
		5,028,865
	Singapore - 0.1%
84,920	Grab Holdings Ltd. Class A*	415,259
	South Africa - 1.5%
53,257	Anglo American PLC	1,498,551
35,949	Astral Foods Ltd.	342,364

89

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	South Africa - 1.5% - (continued)
138,542	MTN Group Ltd.	$1,164,449
7,181	Naspers Ltd. Class N	2,216,646
634,565	Netcare Ltd.	478,983
1,316,399	Old Mutual Ltd.	922,825
924,946	Pepkor Holdings Ltd.(2)	1,389,043
276,340	Sanlam Ltd.	1,329,496
6,193	Valterra Platinum Ltd.(1)	276,443
		9,618,800
	South Korea - 2.9%
43,968	Coupang, Inc.*	1,293,978
5,999	Coway Co. Ltd.	467,896
12,706	Hankook Tire & Technology Co. Ltd.	405,286
5,574	HD Hyundai Marine Solution Co. Ltd. Class C	815,274
5,433	Hyundai Mobis Co. Ltd.	1,146,470
7,730	Hyundai Motor Co.	1,175,944
59,045	iM Financial Group Co. Ltd.	587,468
15,655	KB Financial Group, Inc.	1,243,761
28,386	KT Corp.	1,126,353
72,757	Samsung Electronics Co. Ltd.	3,707,983
42,745	Shinhan Financial Group Co. Ltd.	2,081,420
14,045	SK Hynix, Inc.	2,722,143
48,398	SK Telecom Co. Ltd.	1,954,867
26,048	Tongyang Life Insurance Co. Ltd.*	158,023
		18,886,866
	Spain - 1.1%
49,940	Almirall SA	601,135
98,677	Iberdrola SA	1,734,378
84,806	Industria de Diseno Textil SA	4,050,930
151,019	Prosegur Cia de Seguridad SA	447,234
212,817	Unicaja Banco SA(2)	559,155
		7,392,832
	Sweden - 1.7%
39,441	Alfa Laval AB	1,713,617
55,493	Assa Abloy AB Class B	1,836,276
338,704	Atlas Copco AB Class A	5,157,915
56,543	SKF AB Class B	1,317,024
145,569	Telefonaktiebolaget LM Ericsson Class B	1,057,352
		11,082,184
	Switzerland - 3.6%
23,626	Adecco Group AG	743,939
106	Chocoladefabriken Lindt & Spruengli AG	1,559,320
2,524	EMS-Chemie Holding AG	1,985,861
23,058	Galderma Group AG	3,553,655
3,502	Lonza Group AG	2,440,785
2,190	Partners Group Holding AG	2,944,009
5,357	Schindler Holding AG	1,937,284
15,417	SGS SA	1,566,573
8,105	Sika AG	1,912,614
5,203	Swatch Group AG(1)	920,188
115,229	UBS Group AG	4,282,372
		23,846,600
	Taiwan - 6.3%
155,241	Advantech Co. Ltd.	1,726,876
8,804	ASPEED Technology, Inc.	1,333,284
257,259	Delta Electronics, Inc.	4,846,270
87,429	Eclat Textile Co. Ltd.	1,169,480
13,453	Largan Precision Co. Ltd.	1,055,161
97,364	MediaTek, Inc.	4,409,086
64,547	Nien Made Enterprise Co. Ltd.	921,390
32,000	Realtek Semiconductor Corp.	611,868
660,594	Taiwan Semiconductor Manufacturing Co. Ltd.	25,432,375
		41,505,790
	Thailand - 0.4%
282,795	Kasikornbank PCL	1,398,375
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Thailand - 0.4% - (continued)
46,282	Kasikornbank PCL NVDR	$228,857
1,073,767	Thai Union Group PCL	363,686
1,362,068	True Corp. PCL*	432,140
		2,423,058
	Turkey - 0.2%
101,099	Coca-Cola Icecek AS	126,178
154,622	Ulker Biskuvi Sanayi AS	416,783
1,364,961	Yapi ve Kredi Bankasi AS*	1,128,853
		1,671,814
	Ukraine - 0.0%
249,041	Ferrexpo PLC*	151,412
	United Arab Emirates - 0.7%
149,109	Abu Dhabi Islamic Bank PJSC	979,043
354,273	Aldar Properties PJSC	915,489
407,568	Emirates Telecommunications Group Co. PJSC	2,101,615
1,329,105	Talabat Holding PLC	454,691
		4,450,838
	United Kingdom - 8.3%
41,028	AstraZeneca PLC	5,985,642
24,215	Babcock International Group PLC	331,996
67,710	BAE Systems PLC	1,615,602
27,281	Bodycote PLC	229,322
78,269	British American Tobacco PLC	4,193,444
138,559	British Land Co. PLC REIT	636,808
601,297	BT Group PLC	1,642,164
50,135	Burberry Group PLC*	850,434
146,222	CK Hutchison Holdings Ltd.	951,759
59,726	Compass Group PLC	2,098,739
135,881	Crest Nicholson Holdings PLC	327,054
11,566	DCC PLC	724,390
54,550	Diageo PLC	1,322,158
159,826	easyJet PLC	1,036,353
18,280	Flutter Entertainment PLC*	5,536,357
403,363	Hays PLC	339,066
43,845	Imperial Brands PLC	1,709,051
127,321	J Sainsbury PLC	509,105
229,553	Kingfisher PLC	816,245
99,770	Land Securities Group PLC REIT	758,745
6,517	London Stock Exchange Group PLC	794,389
78,886	Pagegroup PLC	275,924
41,306	Reckitt Benckiser Group PLC	3,095,710
216,601	Rolls-Royce Holdings PLC	3,074,212
389,351	Schroders PLC	2,001,322
34,218	Smith & Nephew PLC	522,952
74,776	Smiths Group PLC	2,316,274
179,295	Standard Chartered PLC	3,214,214
43,444	SThree PLC	121,168
116,138	Tate & Lyle PLC	820,021
86,605	Travis Perkins PLC	620,482
33,009	Unilever PLC	1,929,528
99,635	Vanquis Banking Group PLC*	129,609
214,826	Wise PLC Class A*	2,869,856
155,361	WPP PLC	841,185
		54,241,280
	United States - 5.5%
425,188	BP PLC	2,279,127
9,148	CSL Ltd.	1,582,459
48,626	Experian PLC	2,562,139
160,385	GSK PLC	2,950,119
4,645	Linde PLC	2,137,908
30,519	Nestle SA	2,666,661
14,200	Novartis AG	1,617,196
4,448	Roche Holding AG	1,388,101
688	Rubicon Earnout Shares*(4)(5)	0 (6)

90

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	United States - 5.5% - (continued)
73,363	Rubicon TRA Placeholder*(4)(5)	$4,768
23,466	Sanofi SA	2,106,557
30,081	Schneider Electric SE	7,784,759
140,571	Shell PLC	5,051,152
5,063	Spotify Technology SA*	3,172,172
16,188	Tory Burch LLC*(4)(5)	937,116
		36,240,234
	Total Common Stocks (cost $470,019,025)	$628,911,047
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(4)(5)(7)	$210,849
243,469	Lumeris Group Holdings Corp.*(4)(5)(7)	221,557
	Total Convertible Preferred Stocks (cost $826,934)	$432,406
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
4,630	iShares Core MSCI EAFE ETF	$379,058
	Total Exchange-Traded Funds (cost $350,095)	$379,058
PREFERRED STOCKS - 0.9%
	Brazil - 0.4%
178,400	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(7)	$349,501
1,020,824	Itausa SA (Preference Shares)(7)	1,886,853
1,351,000	Raizen SA (Preference Shares)(7)	342,603
		2,578,957
	Chile - 0.1%
154,363	Embotelladora Andina SA (Preference Shares)(7)	592,306
	Germany - 0.4%
9,913	FUCHS SE (Preference Shares)(7)	453,622
8,147	Henkel AG & Co. KGaA (Preference Shares)(7)	627,800
14,725	Volkswagen AG (Preference Shares)(7)	1,539,730
		2,621,152
	Total Preferred Stocks (cost $5,426,865)	$5,792,415
	Total Long-Term Investments (cost $476,622,919)	$635,514,926
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.5%
$ 3,194,121
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$3,194,508; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$3,258,211
		$3,194,121
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.3%
2,360,523	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(8)		$2,360,523
	Total Short-Term Investments (cost $5,554,644)		$5,554,644
	Total Investments (cost $482,177,563)	97.7%	$641,069,570
	Other Assets and Liabilities	2.3%	14,824,990
	Net Assets	100.0%	$655,894,560
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$21,530,906, representing 3.3% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of this security was $2,843,455, representing 0.4% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,374,290 or 0.2% of net assets.

91

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$210,849
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	221,557
09/2015	Rubicon Earnout Shares	688	—	—
09/2015	Rubicon TRA Placeholder	73,363	—	4,768
11/2013	Tory Burch LLC	16,188	1,268,749	937,116
			$2,095,683	$1,374,290

(6)	Market value is less than $1.
(7)	Currently no rate available.
(8)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	113	09/18/2025	$15,800,176	$290,500
Total futures contracts				$290,500
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$628,911,047	$81,834,158	$546,135,005	$941,884
Convertible Preferred Stocks	432,406	—	—	432,406
Exchange-Traded Funds	379,058	379,058	—	—
Preferred Stocks	5,792,415	3,171,263	2,621,152	—
Short-Term Investments	5,554,644	2,360,523	3,194,121	—
Futures Contracts(2)	290,500	290,500	—	—
Total	$641,360,070	$88,035,502	$551,950,278	$1,374,290

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

92

The Hartford International Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Austria - 2.3%
83,948	Erste Group Bank AG	$7,676,530
	Brazil - 2.1%
2,929	MercadoLibre, Inc.*	6,953,124
	Canada - 2.3%
62,370	Shopify, Inc. Class A*	7,622,238
	China - 5.7%
198,216	Tencent Holdings Ltd.	13,877,537
678,138	Xiaomi Corp. Class B*(1)	4,562,479
		18,440,016
	Denmark - 3.0%
30,217	DSV AS	6,771,174
61,843	Novo Nordisk AS Class B	2,876,192
		9,647,366
	France - 8.8%
147,675	Accor SA	7,484,741
35,131	Airbus SE	7,063,265
28,515	Capgemini SE	4,245,208
2,108	Hermes International SCA	5,155,088
51,135	Publicis Groupe SA	4,672,803
		28,621,105
	Germany - 9.0%
25,788	adidas AG	4,928,830
171,485	Infineon Technologies AG	6,736,464
3,867	Rheinmetall AG	7,654,711
35,104	SAP SE	10,038,183
		29,358,188
	Hong Kong - 2.1%
533,625	Prudential PLC	6,769,661
	India - 3.3%
141,705	Larsen & Toubro Ltd. GDR(2)	5,790,331
77,287	Reliance Industries Ltd. GDR(1)	4,864,966
		10,655,297
	Italy - 3.5%
10,221	Ferrari NV	4,481,983
109,434	Ryanair Holdings PLC ADR	6,814,455
		11,296,438
	Japan - 12.2%
92,460	Advantest Corp.	6,148,506
286,796	Hitachi Ltd.	8,776,142
14,622	Keyence Corp.	5,289,235
61,600	Nintendo Co. Ltd.	5,148,459
770,388	Resona Holdings, Inc.	7,013,614
309,425	Sony Group Corp.	7,442,692
		39,818,648
	Netherlands - 7.8%
2,940	Adyen NV*(1)	5,042,543
9,302	Argenx SE*	6,247,494
12,584	ASML Holding NV	8,721,630
184,685	Universal Music Group NV	5,312,813
		25,324,480
	Spain - 1.7%
113,013	Industria de Diseno Textil SA	5,398,295
	Sweden - 1.5%
321,980	Atlas Copco AB Class A	4,903,235
	Switzerland - 7.0%
46,892	Galderma Group AG*	7,226,906
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Switzerland - 7.0% - (continued)
6,867	Lonza Group AG*		$4,786,086
4,445	Partners Group Holding AG		5,975,398
132,307	UBS Group AG*		4,917,058
			22,905,448
	Taiwan - 10.1%
116,143	MediaTek, Inc.		5,259,485
717,146	Taiwan Semiconductor Manufacturing Co. Ltd.		27,609,585
			32,869,070
	United Kingdom - 9.9%
60,443	AstraZeneca PLC		8,818,128
37,121	Flutter Entertainment PLC*		11,242,620
455,074	Rolls-Royce Holdings PLC		6,458,852
438,990	Wise PLC Class A*		5,864,458
			32,384,058
	United States - 5.5%
43,941	Schneider Electric SE		11,371,633
10,341	Spotify Technology SA*		6,479,050
			17,850,683
	Total Common Stocks (cost $202,040,226)		$318,493,880
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,097,641
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$1,097,774; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$1,119,755
			$1,097,641
	Total Short-Term Investments (cost $1,097,641)		$1,097,641
	Total Investments (cost $203,137,867)	98.1%	$319,591,521
	Other Assets and Liabilities	1.9%	6,149,153
	Net Assets	100.0%	$325,740,674
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

93

The Hartford International Growth Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$14,469,988, representing 4.4% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of this security was $5,790,331, representing 1.8% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$318,493,880	$27,868,867	$290,625,013	$—
Short-Term Investments	1,097,641	—	1,097,641	—
Total	$319,591,521	$27,868,867	$291,722,654	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

94

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Brazil - 2.0%
1,667,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$32,261,565
10,054	MercadoLibre, Inc.*	23,867,090
6,115,700	TIM SA	22,618,987
		78,747,642
	Canada - 6.9%
2,406,546	Cenovus Energy, Inc.	36,629,659
16,033	Constellation Software, Inc.	55,313,387
532,447	RB Global, Inc.	57,652,298
507,394	Royal Bank of Canada	65,105,066
395,589	Shopify, Inc. Class A*	48,355,159
		263,055,569
	Chile - 0.7%
2,673,089	Lundin Mining Corp.	27,298,073
	China - 5.3%
5,027,987	ENN Energy Holdings Ltd.	40,978,173
1,716,368	KE Holdings, Inc. ADR	31,615,498
2,703,752	Proya Cosmetics Co. Ltd. Class A	30,791,476
1,443,921	Tencent Holdings Ltd.	101,092,082
		204,477,229
	Denmark - 0.4%
367,136	Novo Nordisk AS Class B	17,074,749
	France - 7.4%
783,703	Accor SA	39,721,102
262,864	Airbus SE	52,850,138
337,882	Cie de Saint-Gobain SA	38,760,843
891,518	Klepierre SA REIT	34,030,956
3,637,895	Orange SA	55,336,244
969,945	Societe Generale SA	61,910,139
		282,609,422
	Germany - 13.8%
229,507	adidas AG	43,865,403
189,885	Allianz SE	75,038,304
1,560,921	Deutsche Telekom AG	55,983,833
3,108,860	E.ON SE	56,715,657
1,293,786	Infineon Technologies AG	50,823,941
21,288	Rheinmetall AG	42,139,512
296,443	SAP SE	84,769,512
275,604	Siemens AG	70,197,199
434,925	Siemens Energy AG*	50,355,035
		529,888,396
	Hong Kong - 3.1%
7,673,883	AIA Group Ltd.	71,552,556
899,181	Hong Kong Exchanges & Clearing Ltd.	48,662,593
		120,215,149
	India - 3.7%
3,034,458	Axis Bank Ltd.	36,850,689
2,987,098	HDFC Bank Ltd.	68,548,815
2,354,642	Reliance Industries Ltd.	37,185,648
		142,585,152
	Indonesia - 0.9%
72,472,703	Bank Central Asia Tbk. PT	36,322,989
	Italy - 2.6%
12,869,886	Saipem SpA(1)	34,401,582
907,256	UniCredit SpA	66,750,240
		101,151,822
	Japan - 13.9%
563,500	Chugai Pharmaceutical Co. Ltd.	27,012,460
255,800	Daikin Industries Ltd.	31,452,082
92,900	Fast Retailing Co. Ltd.	28,337,259
95,600	Hikari Tsushin, Inc.	25,702,888
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Japan - 13.9% - (continued)
1,253,203	ITOCHU Corp.	$65,733,751
123,594	Keyence Corp.	44,707,819
5,690,621	Mitsubishi UFJ Financial Group, Inc.	78,432,512
4,672,500	Mitsui Fudosan Co. Ltd.	41,764,204
875,200	Nomura Research Institute Ltd.	34,632,027
5,324,000	Rakuten Group, Inc.*	26,937,910
2,119,300	Renesas Electronics Corp.	25,777,159
2,843,000	Sony Group Corp.	68,383,531
1,264,700	Sumitomo Mitsui Trust Group, Inc.	33,153,806
		532,027,408
	Netherlands - 2.5%
103,844	ASML Holding NV	71,971,463
237,998	EXOR NV	22,937,392
		94,908,855
	Singapore - 1.8%
199,966	Sea Ltd. ADR*	31,324,674
12,509,300	Singapore Telecommunications Ltd.	37,279,554
		68,604,228
	South Africa - 1.1%
1,511,535	Anglo American PLC	42,531,711
	South Korea - 3.3%
1,738,516	KT Corp. ADR	35,100,638
846,639	Shinhan Financial Group Co. Ltd.	41,226,150
252,256	SK Hynix, Inc.	48,891,201
		125,217,989
	Spain - 0.9%
407,445	Amadeus IT Group SA	32,715,288
	Sweden - 1.1%
2,068,162	Epiroc AB Class A	42,093,616
	Switzerland - 3.1%
223,786	Cie Financiere Richemont SA Class A	36,538,923
215,339	Galderma Group AG*	33,187,639
1,302,202	UBS Group AG*	48,395,045
		118,121,607
	Taiwan - 4.3%
4,281,440	Taiwan Semiconductor Manufacturing Co. Ltd.	164,832,240
	United Kingdom - 11.4%
478,719	AstraZeneca PLC	69,841,097
1,697,363	BAE Systems PLC	40,500,127
4,485,065	Barratt Redrow PLC	22,086,476
1,028,820	British American Tobacco PLC	55,121,424
1,485,502	Imperial Brands PLC	57,903,948
491,088	London Stock Exchange Group PLC	59,861,156
199,230	Reckitt Benckiser Group PLC	14,931,444
2,782,734	Standard Chartered PLC	49,885,958
1,186,710	Unilever PLC	68,853,445
		438,985,075
	United States - 7.6%
63,452	CyberArk Software Ltd.*	26,108,594
558,053	GFL Environmental, Inc.	28,092,388
2,404,890	GSK PLC	44,235,502
11,493,919	Haleon PLC	53,914,160
100,030	Linde PLC	46,242,518
2,551,589	Shell PLC	91,949,228
		290,542,390
	Total Common Stocks (cost $2,831,957,961)	$3,754,006,599

95

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,831,957,961)		$3,754,006,599
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 20,213,698
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $20,216,146; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $20,618,075
			$20,213,698
	Total Short-Term Investments (cost $20,213,698)		$20,213,698
	Total Investments (cost $2,852,171,659)	98.3%	$3,774,220,297
	Other Assets and Liabilities	1.7%	63,831,581
	Net Assets	100.0%	$3,838,051,878
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,754,006,599	$521,343,076	$3,232,663,523	$—
Warrants	—	—	—	—
Short-Term Investments	20,213,698	—	20,213,698	—
Total	$3,774,220,297	$521,343,076	$3,252,877,221	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

96

The Hartford International Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1%
	Austria - 1.9%
981,222	ams-OSRAM AG*	$12,933,301
1,280,394	Erste Group Bank AG	117,084,179
3,366,685	Mondi PLC	45,511,634
221,660	Zumtobel Group AG	1,148,568
		176,677,682
	Belgium - 0.9%
1,051,616	Ageas SA	71,501,756
1,945,725	Proximus SADP	16,166,501
		87,668,257
	Brazil - 3.6%
24,180,195	Ambev SA	53,805,257
32,035,704	Banco Bradesco SA ADR	88,738,900
16,486,493	Lojas Renner SA	47,903,000
5,171,625	M Dias Branco SA	22,452,198
19,027,328	Natura Cosmeticos SA*	30,684,032
13,048,008	Telefonica Brasil SA	73,354,340
8,705,326	Ultrapar Participacoes SA	26,693,296
		343,631,023
	Canada - 0.8%
2,813,865	Barrick Mining Corp.	59,400,658
854,351	Spin Master Corp.(1)	14,058,316
409,467	Trican Well Service Ltd.	1,681,486
		75,140,460
	Chile - 0.4%
1,355,255	Cia Cervecerias Unidas SA ADR(2)	15,897,141
1,012,382	Embotelladora Andina SA Class B, ADR	23,203,796
		39,100,937
	China - 1.7%
1,809,354	Alibaba Group Holding Ltd.	27,203,213
4,841,760	Baidu, Inc. Class A*	52,975,314
23,463,625	China BlueChemical Ltd. Class H	6,471,833
11,075,965	China Mengniu Dairy Co. Ltd.	23,049,252
155,425,472	China Reinsurance Group Corp. Class H	26,979,209
33,652,122	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,622,441
		166,301,262
	Finland - 0.9%
16,208,606	Nokia OYJ	66,055,668
4,131,702	Outokumpu OYJ(2)	15,546,389
		81,602,057
	France - 12.0%
259,247	Alten SA	21,070,350
489,897	Arkema SA	33,313,663
1,901,704	AXA SA	92,364,124
2,565,676	Ayvens SA(1)	27,569,468
1,443,712	BNP Paribas SA	131,635,102
3,881,954	Carrefour SA	55,632,302
744,848	Cie de Saint-Gobain SA	85,446,802
5,334,877	Engie SA	119,918,513
371,821	Imerys SA	9,153,663
847,286	Metropole Television SA	12,376,693
7,211,804	Orange SA	109,699,194
371,758	Quadient SA	6,833,714
990,482	Renault SA	36,648,604
163,968	SEB SA	11,977,418
3,067,106	Societe Generale SA	195,768,791
1,912,926	Television Francaise 1 SA	18,290,383
2,288,510	TotalEnergies SE	136,087,307
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	France - 12.0% - (continued)
2,229,153	Valeo SE	$24,251,990
244,636	Vicat SACA	15,843,541
		1,143,881,622
	Germany - 4.2%
1,676,953	BASF SE	82,186,418
546,714	Continental AG	46,695,151
1,789,621	Daimler Truck Holding AG	87,056,575
604,773	Duerr AG	15,544,281
2,476,485	Evonik Industries AG	49,178,196
1,902,449	Fresenius SE & Co. KGaA	90,805,090
567,390	Mercedes-Benz Group AG	32,125,762
		403,591,473
	Hong Kong - 3.0%
4,684,294	ASMPT Ltd.	39,627,786
9,324,143	CK Asset Holdings Ltd.	42,725,073
2,939,721	Dah Sing Financial Holdings Ltd.	10,905,641
7,618,777	PAX Global Technology Ltd.	6,609,410
9,470,625	Prudential PLC	120,146,022
47,019,693	WH Group Ltd.(1)	47,073,200
8,951,351	Yue Yuen Industrial Holdings Ltd.	14,000,531
		281,087,663
	India - 0.3%
19,922,479	Canara Bank	24,245,194
	Indonesia - 0.6%
153,566,416	Bank Negara Indonesia Persero Tbk. PT	37,241,180
48,658,398	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	4,110,311
79,454,514	Semen Indonesia Persero Tbk. PT	11,834,094
		53,185,585
	Ireland - 1.6%
9,679,696	AIB Group PLC	76,359,732
5,540,958	Bank of Ireland Group PLC	74,304,075
		150,663,807
	Italy - 4.5%
8,338,690	BPER Banca SpA	82,057,014
1,450,844	Brembo NV(2)	13,908,880
7,007,516	Eni SpA	119,599,610
2,901,831	UniCredit SpA	213,498,633
		429,064,137
	Ivory Coast - 0.4%
1,245,065	Endeavour Mining PLC	37,380,704
	Japan - 21.5%
578,420	Aica Kogyo Co. Ltd.	14,242,315
1,694,756	Alfresa Holdings Corp.	24,601,066
1,091,320	Alps Alpine Co. Ltd.	11,561,762
2,191,450	Amada Co. Ltd.	24,710,626
1,425,608	ASKUL Corp.	14,238,709
988,170	Avex, Inc.	8,360,477
445,090	BML, Inc.	10,336,491
6,931,622	Chiba Bank Ltd.	64,607,601
1,233,119	Chiyoda Corp.*	2,929,776
775,719	Cosel Co. Ltd.	5,995,525
2,850,926	Dai-ichi Life Holdings, Inc.	22,557,047
2,253,250	Dentsu Group, Inc.	44,435,425
1,069,040	Dip Corp.	17,304,041
783,220	Dowa Holdings Co. Ltd.	25,577,779
934,061	Eisai Co. Ltd.	26,196,076
2,644,240	Hakuhodo DY Holdings, Inc.	20,808,673
3,908,682	Hino Motors Ltd.*	9,499,688
214,709	Hisaka Works Ltd.	2,071,121

97

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Japan - 21.5% - (continued)
5,484,102	Honda Motor Co. Ltd.	$56,776,376
414,131	Horiba Ltd.	30,456,525
602,916	Isuzu Motors Ltd.	7,726,977
1,446,312	Japan Airlines Co. Ltd.	28,720,118
2,632,150	Japan Post Insurance Co. Ltd.	67,395,159
2,590,307	JGC Holdings Corp.	23,158,507
920,859	KH Neochem Co. Ltd.(2)	17,428,882
1,313,919	Kirin Holdings Co. Ltd.	17,314,385
156,340	Kissei Pharmaceutical Co. Ltd.	4,606,031
3,904,860	Koito Manufacturing Co. Ltd.	49,930,793
5,509,825	Kubota Corp.	61,788,537
107,916	Makita Corp.	3,340,876
579,169	Maruichi Steel Tube Ltd.	14,001,635
867,177	Maxell Ltd.	11,524,244
177,830	Miraial Co. Ltd.(2)	1,284,604
4,109,448	Mitsubishi Estate Co. Ltd.	76,938,789
2,315,391	Mitsubishi Gas Chemical Co., Inc.	39,998,696
509,760	Nachi-Fujikoshi Corp.	10,903,526
171,956	Neturen Co. Ltd.	1,357,002
1,450,110	Nichicon Corp.	12,419,597
1,787,520	Nikon Corp.	17,359,847
291,109	Nippon Chemi-Con Corp.*	2,402,329
1,677,518	Nippon Shokubai Co. Ltd.	19,071,648
1,492,101	Nippon Television Holdings, Inc.	32,271,131
12,741,489	Nissan Motor Co. Ltd.*(2)	27,015,772
936,570	OKUMA Corp.	25,480,569
1,123,399	Ono Pharmaceutical Co. Ltd.	12,562,712
1,271,432	Optorun Co. Ltd.	13,704,404
1,610,020	OSG Corp.	20,832,579
509,917	Paramount Bed Holdings Co. Ltd.	8,366,519
22,527,850	Persol Holdings Co. Ltd.	43,060,816
9,375,742	Resona Holdings, Inc.	85,356,770
1,517,590	Rinnai Corp.	37,457,068
4,352,861	Rohm Co. Ltd.(2)	54,775,825
993,020	Sega Sammy Holdings, Inc.	20,299,558
803,640	Seria Co. Ltd.	14,800,292
352,118	Shiga Bank Ltd.	14,141,173
905,390	Ship Healthcare Holdings, Inc.	12,633,963
1,459,144	Stanley Electric Co. Ltd.	27,518,730
2,570,028	Subaru Corp.	47,277,750
1,111,888	Sumitomo Heavy Industries Ltd.	24,624,471
3,428,787	Sumitomo Mitsui Trust Group, Inc.	89,884,826
2,270,247	Sumitomo Rubber Industries Ltd.	25,947,718
4,801,397	T&D Holdings, Inc.	117,243,960
735,509	Tachi-S Co. Ltd.	8,710,025
1,806,440	Tadano Ltd.	12,997,026
702,891	Taiheiyo Cement Corp.	17,176,434
1,675,182	Takeda Pharmaceutical Co. Ltd.	46,016,885
999,950	THK Co. Ltd.	28,107,563
3,243,583	Tochigi Bank Ltd.	9,529,828
1,129,567	Tokai Rika Co. Ltd.	18,085,335
1,044,330	Toyoda Gosei Co. Ltd.	22,039,568
1,749,850	Toyota Boshoku Corp.	24,866,255
443,320	Transcosmos, Inc.	10,559,231
1,441,745	TS Tech Co. Ltd.	17,311,317
783,080	Tsubakimoto Chain Co.	10,991,174
634,711	Tsuruha Holdings, Inc.(2)	46,717,644
1,281,767	TV Asahi Holdings Corp.	24,083,884
1,201,327	Ushio, Inc.	14,735,435
848,435	Xebio Holdings Co. Ltd.	6,271,944
2,815,560	Yamato Holdings Co. Ltd.	40,710,700
		2,040,106,135
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Luxembourg - 0.2%
422,050	RTL Group SA	$16,635,959
	Mexico - 1.6%
70,089,657	America Movil SAB de CV Series B	63,383,490
1,306,158	Fresnillo PLC	24,083,826
15,069,820	Genomma Lab Internacional SAB de CV Class B(2)	17,398,393
15,683,775	Kimberly-Clark de Mexico SAB de CV Class A(2)	29,363,951
7,284,314	Megacable Holdings SAB de CV	20,094,127
		154,323,787
	Netherlands - 5.1%
3,802,102	ABN AMRO Bank NV(1)	109,912,813
449,238	Fugro NV	6,439,782
12,102,592	Havas NV*	19,440,710
4,664,263	ING Groep NV	108,702,642
3,774,301	Koninklijke Philips NV	98,567,119
1,309,758	NN Group NV	88,193,337
1,097,319	Randstad NV	52,154,951
		483,411,354
	Norway - 0.1%
1,201,089	Norsk Hydro ASA	7,118,843
	Pakistan - 0.2%
295,141	VEON Ltd. ADR*	16,147,164
	Philippines - 0.1%
5,171,977	Security Bank Corp.	6,734,010
	Poland - 0.2%
8,863,025	Orange Polska SA	20,689,182
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.8%
1,264,610	Anglo American PLC	35,583,713
837,212	Astral Foods Ltd.	7,973,279
7,479,532	MTN Group Ltd.	62,865,644
20,013,044	Netcare Ltd.	15,106,257
63,867,664	Old Mutual Ltd.	44,772,666
146,001	Valterra Platinum Ltd.(2)	6,517,187
		172,818,746
	South Korea - 4.4%
287,257	Coway Co. Ltd.	22,404,799
678,966	Hankook Tire & Technology Co. Ltd.	21,657,116
290,459	Hyundai Mobis Co. Ltd.	61,292,546
1,698,813	iM Financial Group Co. Ltd.	16,902,331
832,217	KB Financial Group, Inc.	66,118,108
1,464,568	KT Corp.	58,113,877
2,313,869	Shinhan Financial Group Co. Ltd.	112,671,291
1,376,890	SK Telecom Co. Ltd.	55,614,617
814,810	Tongyang Life Insurance Co. Ltd.*	4,943,144
		419,717,829
	Spain - 0.6%
1,529,242	Almirall SA	18,407,695

98

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Spain - 0.6% - (continued)
2,709,856	Prosegur Cia de Seguridad SA	$8,025,088
10,434,127	Unicaja Banco SA(1)	27,414,597
		53,847,380
	Sweden - 1.3%
3,019,608	SKF AB Class B	70,334,032
7,864,581	Telefonaktiebolaget LM Ericsson Class B	57,125,018
		127,459,050
	Switzerland - 2.0%
1,273,163	Adecco Group AG	40,089,535
281,530	Swatch Group AG(2)	49,790,610
2,698,794	UBS Group AG	100,298,000
		190,178,145
	Thailand - 1.0%
16,482,055	Kasikornbank PCL	81,501,073
647,102	Kasikornbank PCL NVDR	3,199,814
37,518,155	Thai Union Group PCL	12,707,416
		97,408,303
	Turkey - 0.2%
5,243,670	Coca-Cola Icecek AS	6,544,452
5,965,045	Ulker Biskuvi Sanayi AS	16,078,757
		22,623,209
	Ukraine - 0.0%
8,126,359	Ferrexpo PLC*	4,940,650
	United Kingdom - 11.5%
1,184,977	Babcock International Group PLC	16,246,421
823,794	Bodycote PLC	6,924,760
4,174,367	British American Tobacco PLC	223,651,422
7,318,596	British Land Co. PLC REIT	33,635,774
32,359,519	BT Group PLC	88,375,026
2,670,056	Burberry Group PLC*	45,291,848
7,799,556	CK Hutchison Holdings Ltd.	50,767,320
4,389,506	Crest Nicholson Holdings PLC	10,565,178
618,434	DCC PLC	38,733,158
8,567,009	easyJet PLC	55,550,701
13,569,429	Hays PLC	11,406,429
6,780,632	J Sainsbury PLC	27,112,982
12,225,580	Kingfisher PLC	43,471,759
5,352,049	Land Securities Group PLC REIT	40,702,009
2,745,726	Pagegroup PLC	9,603,867
1,313,943	Reckitt Benckiser Group PLC	98,474,456
9,790,480	Standard Chartered PLC	175,513,532
1,319,580	SThree PLC	3,680,402
5,763,953	Tate & Lyle PLC	40,697,800
2,606,686	Travis Perkins PLC	18,675,630
2,279,201	Vanquis Banking Group PLC*	2,964,876
8,339,388	WPP PLC	45,152,673
		1,087,198,023
	United States - 6.5%
22,925,245	BP PLC	122,885,729
8,567,988	GSK PLC	157,599,413
1,258,931	Sanofi SA	113,015,027
6,212,587	Shell PLC	223,237,525
		616,737,694
	Total Common Stocks (cost $7,461,289,046)	$9,031,317,326
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.7%
	Brazil - 0.3%
5,552,800	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(4)		$10,878,413
55,784,900	Raizen SA (Preference Shares)(4)		14,146,593
			25,025,006
	Germany - 1.4%
340,189	FUCHS SE (Preference Shares)(4)		15,567,140
442,160	Henkel AG & Co. KGaA (Preference Shares)(4)		34,072,450
792,263	Volkswagen AG (Preference Shares)(4)		82,843,538
			132,483,128
	Total Preferred Stocks (cost $175,271,924)		$157,508,134
	Total Long-Term Investments (cost $7,636,560,970)		$9,188,825,460
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.5%
$ 51,971,322
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $51,977,616; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $53,010,905
			$51,971,322
	Securities Lending Collateral - 0.4%
35,505,068	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(5)		35,505,068
	Total Short-Term Investments (cost $87,476,390)		$87,476,390
	Total Investments (cost $7,724,037,360)	97.7%	$9,276,301,850
	Other Assets and Liabilities	2.3%	216,756,368
	Net Assets	100.0%	$9,493,058,218
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$226,028,394, representing 2.4% of net assets.

99

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1,009	09/19/2025	$131,846,030	$(2,437,095)
Total futures contracts				$(2,437,095)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,031,317,326	$785,691,349	$8,245,625,977	$—
Preferred Stocks	157,508,134	25,025,006	132,483,128	—
Short-Term Investments	87,476,390	35,505,068	51,971,322	—
Total	$9,276,301,850	$846,221,423	$8,430,080,427	$—
Liabilities
Futures Contracts(2)	$(2,437,095)	$(2,437,095)	$—	$—
Total	$(2,437,095)	$(2,437,095)	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

100

Hartford Low Duration High Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.6%
	Asset-Backed - Automobile - 0.5%
$ 750,000	SBNA Auto Receivables Trust 6.74%, 10/15/2031(1)	$751,754
	Asset-Backed - Home Equity - 0.2%
340,000	Point Securitization Trust 7.50%, 06/25/2055(1)	338,049
	Commercial Mortgage-Backed Securities - 8.1%
1,000,000	280 Park Avenue Mortgage Trust 6.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	967,500
120,000	ALA Trust 7.43%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(2)	119,711
70,000	ARZ Trust 7.49%, 06/11/2029(1)	72,155
1,557,310	Bank5 Trust 0.74%, 05/15/2057(1)(3)(4)	38,060
750,000	BFLD Trust 7.34%, 06/15/2042, 1 mo. USD Term SOFR + 3.00%(1)(2)	750,469
874,216	BX Commercial Mortgage Trust 7.03%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	876,402
	BX Trust
665,000	7.18%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	666,663
722,183	7.28%, 03/15/2030, 1 mo. USD Term SOFR + 2.94%(1)(2)	708,687
725,000	7.34%, 02/15/2035, 1 mo. USD Term SOFR + 3.00%(1)(2)	722,648
668,264	8.03%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	665,469
465,000	8.28%, 07/15/2029, 1 mo. USD Term SOFR + 3.94%(1)(2)	454,401
775,000	ELM Trust 7.79%, 06/10/2039(1)(4)	776,009
857,728	Extended Stay America Trust 6.71%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	858,798
726,437	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	671,046
100,000	ROCK Trust 8.82%, 11/13/2041(1)	105,190
750,000	SWCH Commercial Mortgage Trust 8.58%, 02/15/2042, 1 mo. USD Term SOFR + 4.24%(1)(2)	745,781
	WCORE Commercial Mortgage Trust
740,000	7.28%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	742,775
740,000	8.28%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	739,965
	Wells Fargo Commercial Mortgage Trust
500,000	7.57%, 07/15/2035(1)(4)	499,648
750,000	9.13%, 04/15/2038, 1 mo. USD Term SOFR + 4.79%(1)(2)	749,538
		11,930,915
	Other Asset-Backed Securities - 31.6%
242,303	AASET Trust 6.58%, 02/16/2050(1)	245,106
250,000	AGL CLO 33 Ltd. 9.83%, 07/21/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	251,717
750,000	AGL CLO 39 Ltd. 8.71%, 04/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	743,045
1,500,000	Alinea CLO Ltd. 10.28%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	1,498,476
900,000	AMSR Trust 3.66%, 06/17/2042(1)(5)	786,096
750,000	Anchorage Capital CLO 28 Ltd. 6.58%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	751,359
250,000	Apidos CLO XLVIII Ltd. 6.37%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	250,784
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.6% - (continued)
	Other Asset-Backed Securities - 31.6% - (continued)
$ 1,500,000	Apidos CLO XVIII-R 6.23%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	$1,505,684
1,000,000	Ballyrock CLO Ltd. 10.57%, 02/20/2036, 3 mo. USD Term SOFR + 6.25%(1)(2)	999,965
830,000	Barings CLO Ltd. 9.32%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	839,534
500,000	Beechwood Park CLO Ltd. 10.82%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	499,733
1,000,000	Carlyle Global Market Strategies CLO Ltd. 10.08%, 10/15/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	996,196
	Carlyle U.S. CLO Ltd.
500,000	11.28%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	498,722
750,000	11.89%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(2)	760,301
	Castlelake Aircraft Structured Trust
544,039	5.10%, 04/15/2039(1)	469,238
681,422	7.75%, 02/15/2050(1)	667,726
	CF Hippolyta Issuer LLC
942,448	1.53%, 03/15/2061(1)	781,397
1,036,692	1.98%, 03/15/2061(1)	793,800
	CIFC Funding Ltd.
1,550,000	9.17%, 01/17/2038, 3 mo. USD Term SOFR + 4.85%(1)(2)	1,548,039
250,000	9.58%, 01/18/2038, 3 mo. USD Term SOFR + 5.25%(1)(2)	249,831
1,200,000	10.09%, 07/18/2031, 3 mo. USD Term SOFR + 5.76%(1)(2)	1,201,682
1,000,000	10.68%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	996,333
250,000	11.09%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	249,076
750,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	750,167
1,000,000	Dryden 60 CLO Ltd. 10.18%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	994,853
1,000,000	Dryden 64 CLO Ltd. 10.19%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	975,117
450,000	Dryden 72 CLO Ltd. 6.33%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	450,185
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	558,046
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.83%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	997,942
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	723,611
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	784,598
1,000,000	KKR CLO 34 Ltd. 11.43%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	981,112
1,000,000	LCM XXV Ltd. 8.04%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	999,667
1,250,000	Madison Park Funding XLII Ltd. 10.63%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,243,321
1,000,000	Madison Park Funding XLV Ltd. 10.57%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,002,745
750,000	Neuberger Berman CLO XX Ltd. 9.07%, 04/15/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	748,112
1,250,000	Neuberger Berman Loan Advisers CLO 43 Ltd. 8.92%, 07/17/2036, 3 mo. USD Term SOFR + 4.60%(1)(2)	1,235,625

101

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.6% - (continued)
	Other Asset-Backed Securities - 31.6% - (continued)
$ 1,000,000	New Economy Assets - Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	$795,188
655,000	Obra CLO 2 Ltd. 5.81%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	656,835
775,000	OCP CLO Ltd. 6.43%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	779,487
1,180,000	Octagon Investment Partners 29 Ltd. 6.58%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,186,204
	Palmer Square CLO Ltd.
1,500,000	9.08%, 04/20/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	1,467,045
1,000,000	11.08%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	984,007
875,000	11.27%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	877,598
1,000,000	Palmer Square Loan Funding Ltd. 11.52%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	1,003,395
555,000	Post Road Equipment Finance LLC 7.08%, 05/17/2032(1)	559,451
1,000,000	RR 12 Ltd. 11.22%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	1,002,530
1,000,000	SCF Equipment Trust LLC 6.75%, 11/20/2035(1)	1,022,242
230,649	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	234,547
1,000,000	Southwick Park CLO LLC 10.58%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,000,000
	Stream Innovations Issuer Trust
750,000	8.40%, 09/15/2045(1)	763,812
745,000	9.05%, 02/15/2045(1)	779,198
1,300,000	Symphony CLO XXII Ltd. 10.84%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,295,115
500,000	Thayer Park CLO Ltd. 10.84%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	497,670
655,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	677,783
800,000	Voya CLO Ltd. 6.58%, 10/18/2031, 3 mo. USD Term SOFR + 2.25%(1)(2)	800,902
		46,411,950
	Whole Loan Collateral CMO - 6.2%
	Chase Home Lending Mortgage Trust
129,748	3.25%, 09/25/2064(1)(4)	114,723
1,149,973	6.41%, 12/25/2055(1)(4)	924,772
	Federal National Mortgage Association Connecticut Avenue Securities Trust
95,000	6.05%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	94,793
260,000	6.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	266,097
1,000,000	7.35%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	1,024,260
700,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	729,922
500,000	9.10%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	539,415
670,000	9.95%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	722,347
820,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	855,763
503,979	HTAP Issuer Trust 6.50%, 11/25/2042(1)	501,027
251,816	Radnor Re Ltd. 6.35%, 09/25/2034, 30 day USD SOFR Average + 2.00%(1)(2)	252,046
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 46.6% - (continued)
	Whole Loan Collateral CMO - 6.2% - (continued)
	Verus Securitization Trust
$ 1,000,000	8.08%, 12/25/2068(1)(4)	$1,019,179
1,000,000	8.09%, 03/25/2069(1)(4)	1,015,967
1,000,000	8.19%, 11/25/2068(1)(4)	1,014,211
		9,074,522
	Total Asset & Commercial Mortgage-Backed Securities (cost $68,340,969)	$68,507,190
CORPORATE BONDS - 24.2%
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	$300,184
	Apparel - 0.4%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	449,627
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(6)	205,239
		654,866
	Auto Parts & Equipment - 0.3%
465,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029(6)	451,102
	Chemicals - 0.1%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	215,764
	Commercial Banks - 2.9%
450,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(7)	449,560
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(8)	513,989
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(8)	880,578
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(8)	899,027
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(8)	517,439
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(8)	523,118
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(8)	523,947
		4,307,658
	Commercial Services - 0.6%
485,000	United Rentals North America, Inc. 3.75%, 01/15/2032	441,777
425,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)(6)	424,964
		866,741
	Construction Materials - 0.5%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	229,721
450,000	Standard Building Solutions, Inc. 6.25%, 08/01/2033(1)	454,287
		684,008
	Distribution/Wholesale - 0.2%
280,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	296,787

102

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.2% - (continued)
	Diversified Financial Services - 3.1%
$ 900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	$875,852
425,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	455,927
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(8)	907,547
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	105,758
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	449,456
485,000	goeasy Ltd. 7.63%, 07/01/2029(1)	499,428
450,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	449,621
450,000	OneMain Finance Corp. 6.13%, 05/15/2030	450,756
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	149,969
205,000	5.75%, 06/15/2027(1)	204,977
		4,549,291
	Electronics - 0.3%
375,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	363,836
	Engineering & Construction - 0.3%
460,000	TopBuild Corp. 3.63%, 03/15/2029(1)	433,442
	Entertainment - 2.1%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	254,070
475,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(6)	458,463
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	438,750
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(6)	463,425
450,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 02/01/2033(1)	454,332
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	516,417
465,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)	466,364
		3,051,821
	Environmental Control - 0.3%
450,000	Clean Harbors, Inc. 5.13%, 07/15/2029(1)	442,569
	Healthcare - Products - 0.3%
455,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	440,636
	Healthcare - Services - 0.3%
450,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	461,455
	Home Builders - 0.3%
500,000	KB Home 4.00%, 06/15/2031	458,955
	Insurance - 0.1%
125,000	American International Group, Inc. 5.45%, 05/07/2035	127,711
	IT Services - 0.6%
425,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(9)	439,651
450,000	CACI International, Inc. 6.38%, 06/15/2033(1)	460,143
		899,794
	Leisure Time - 0.2%
325,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	349,673
	Lodging - 1.5%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	416,975
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	906,510
345,000	5.90%, 06/01/2027	350,757
500,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	481,085
		2,155,327
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.2% - (continued)
	Machinery-Diversified - 0.6%
$ 450,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(1)	$464,371
460,000	Mueller Water Products, Inc. 4.00%, 06/15/2029(1)	439,371
		903,742
	Media - 0.9%
450,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	444,951
475,000	Paramount Global 7.88%, 07/30/2030	529,102
400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	377,040
		1,351,093
	Mining - 1.1%
755,000	Constellium SE 6.38%, 08/15/2032(1)(6)	765,186
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	307,204
600,000	Novelis Corp. 3.25%, 11/15/2026(1)	590,272
		1,662,662
	Oil & Gas - 1.0%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	524,762
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	447,205
450,000	Permian Resources Operating LLC 5.88%, 07/01/2029(1)	450,275
		1,422,242
	Packaging & Containers - 0.3%
465,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	434,592
	Pipelines - 0.9%
425,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	437,492
435,000	Energy Transfer LP 5.70%, 04/01/2035	441,086
450,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	467,461
		1,346,039
	Real Estate Investment Trusts - 1.9%
500,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029(6)	470,036
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	448,740
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	523,071
240,000	VICI Properties LP 5.75%, 04/01/2034	245,566
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	638,796
450,000	XHR LP 6.63%, 05/15/2030(1)	457,370
		2,783,579
	Retail - 1.2%
375,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	366,637
450,000	LCM Investments Holdings II LLC 4.88%, 05/01/2029(1)	437,320
475,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	446,804
425,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	437,654
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)(6)	112,698
		1,801,113
	Semiconductors - 0.3%
400,000	Synaptics, Inc. 4.00%, 06/15/2029(1)	377,634
	Software - 0.7%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	619,509
500,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	470,630
		1,090,139

103

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.2% - (continued)
	Telecommunications - 0.4%
$ 500,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	$536,340
	Water - 0.3%
425,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	456,791
	Total Corporate Bonds (cost $34,865,017)	$35,677,586
SENIOR FLOATING RATE INTERESTS - 12.8%(10)
	Aerospace & Defense - 0.2%
99,750	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$99,804
212,318	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	212,910
		312,714
	Airlines - 0.4%
	American Airlines, Inc.
165,336	6.58%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	164,509
99,750	7.58%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	100,374
119,100	JetBlue Airways Corp. 9.07%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	111,775
80,489	SkyMiles IP Ltd. 8.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	80,791
100,000	Vista Management Holding, Inc. 8.04%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	100,333
		557,782
	Apparel - 0.3%
234,348	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	233,762
199,490	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	199,905
		433,667
	Auto Parts & Equipment - 0.3%
115,000	Clarios Global LP 7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	114,952
285,286	First Brands Group LLC 9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	278,510
		393,462
	Chemicals - 0.2%
99,500	A-AP Buyer, Inc. 7.11%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	99,997
193,077	Nouryon Finance BV 7.51%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	192,958
		292,955
	Commercial Services - 1.2%
208,425	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	209,154
99,501	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	99,646
	Citrin Cooperman Advisors LLC
7,273	7.29%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%(11)	7,273
112,727	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	112,727
173,246	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	173,944
163,455	First Advantage Holdings LLC 7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	163,966
194,413	Fugue Finance BV 7.10%, 01/09/2032, 1 mo. USD Term SOFR + 2.75%	195,072
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(10) - (continued)
	Commercial Services - 1.2% - (continued)
$ 129,025	OMNIA Partners LLC 6.81%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	$129,233
197,594	Ryan LLC 7.86%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	197,620
100,000	Shift4 Payments LLC 7.08%, 06/30/2032, 3 mo. USD Term SOFR + 2.75%	100,646
199,285	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	199,381
197,465	WEX, Inc. 6.11%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	197,163
		1,785,825
	Construction Materials - 0.6%
197,000	Emerald Borrower LP 6.83%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	197,010
109,975	Hobbs & Associates LLC 7.11%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	110,209
196,993	Quikrete Holdings, Inc. 6.61%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	196,774
147,880	Tamko Building Products LLC 7.11%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	148,102
297,750	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	289,422
		941,517
	Distribution/Wholesale - 0.2%
100,000	Gloves Buyer, Inc. 8.36%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	97,825
175,022	Windsor Holdings III LLC 7.10%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	174,968
		272,793
	Diversified Financial Services - 0.7%
147,882	Aretec Group, Inc. 7.86%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	148,138
148,197	Blackhawk Network Holdings, Inc. 8.36%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	148,707
110,000	CFC Bidco 2022 Ltd. 8.04%, 05/30/2032, 3 mo. USD Term SOFR + 3.75%	109,657
185,000	GC Ferry Acquisition I, Inc. 7.85%, 06/06/2032, 1 mo. USD Term SOFR + 3.50%	182,110
247,477	Hightower Holding LLC 7.26%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	247,477
120,000	Osaic Holdings, Inc. 7.35%, 07/16/2032, 1 mo. USD Term SOFR + 3.00%	120,000
		956,089
	Electronics - 0.2%
127,646	Coherent Corp. 6.36%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	127,837
200,000	LSF12 Crown U.S. Commercial Bidco LLC 7.86%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	201,084
		328,921
	Engineering & Construction - 0.2%
104,736	Brown Group Holding LLC 6.83%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	104,840
155,000	Tecta America Corp. 7.36%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	155,266
		260,106
	Entertainment - 1.2%
199,255	Caesars Entertainment, Inc. 6.61%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	198,922
115,000	EOC Borrower LLC 7.36%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	115,072

104

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(10) - (continued)
	Entertainment - 1.2% - (continued)
$ 291,271	Great Canadian Gaming Corp. 9.07%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	$283,899
100,000	Herschend Entertainment Co. LLC 7.60%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	100,750
782,664	Maverick Gaming LLC 16.00%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	508,284
295,253	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	293,499
119,100	OVG Business Services LLC 7.36%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	118,505
18,378	Runitonetime LLC 0.00%, 04/16/2026(12)	17,671
119,400	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	119,675
		1,756,277
	Environmental Control - 0.1%
197,450	Filtration Group Corp. 7.36%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	197,802
	Food - 0.1%
99,497	Aspire Bakeries Holdings LLC 7.85%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	100,119
100,000	Froneri Lux Finco SARL 6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	99,763
		199,882
	Food Service - 0.2%
150,000	Aramark Services, Inc. 6.36%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	150,063
99,252	Golden State Foods LLC 8.59%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,625
		249,688
	Hand/Machine Tools - 0.1%
150,000	Alliance Laundry Systems LLC 6.86%, 08/19/2031, 1 mo. USD Term SOFR + 2.50%	149,746
	Healthcare - Products - 0.3%
245,496	Bausch & Lomb Corp. 8.36%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	245,292
98,969	Insulet Corp. 6.36%, 08/04/2031, 1 mo. USD Term SOFR + 2.00%	99,365
158,800	Medline Borrower LP 6.61%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	158,900
		503,557
	Healthcare - Services - 0.1%
99,501	Concentra Health Services, Inc. 6.36%, 07/26/2031, 1 mo. USD Term SOFR + 2.00%	99,936
	Home Furnishings - 0.1%
163,216	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	163,420
	Insurance - 1.0%
198,616	Acrisure LLC 7.36%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	198,367
100,000	Alera Group, Inc. 7.61%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	100,419
	Asurion LLC
214,756	8.71%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	212,563
200,000	9.72%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	187,594
211,179	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	211,348
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(10) - (continued)
	Insurance - 1.0% - (continued)
$ 246,875	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	$247,080
80,443	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	80,410
190,656	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	190,449
		1,428,230
	Internet - 0.2%
196,923	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	101,415
	MH Sub I LLC
117,599	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	111,896
79,593	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	70,772
		284,083
	Investment Company Security - 0.1%
105,000	Nvent Electric PLC 7.86%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	105,460
	IT Services - 0.8%
87,750	Amentum Government Services Holdings LLC 6.61%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	87,706
158,800	Fortress Intermediate 3, Inc. 7.32%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	158,800
114,713	Kaseya, Inc. 7.61%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	114,964
100,000	KnowBe4, Inc. 8.10%, 07/23/2032, 1 mo. USD Term SOFR + 3.75%	99,938
202,347	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	195,223
127,700	NCR Atleos LLC 8.06%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	128,722
197,205	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	175,265
237,500	Sandisk Corp. 7.32%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	236,609
		1,197,227
	Leisure Time - 0.1%
196,923	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	193,292
	Machinery-Diversified - 0.1%
208,514	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	208,764
	Media - 0.1%
198,005	Century De Buyer LLC 7.81%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	198,229
	Mining - 0.1%
195,907	Arsenal AIC Parent LLC 7.11%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	196,152
	Miscellaneous Manufacturing - 0.1%
109,175	LTI Holdings, Inc. 8.61%, 07/29/2029, 1 mo. USD Term SOFR + 4.25%	109,257
	Packaging & Containers - 0.4%
280,675	Berlin Packaging LLC 7.81%, 06/07/2031, 1 mo. USD Term SOFR + 3.25%	281,250

105

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(10) - (continued)
	Packaging & Containers - 0.4% - (continued)
$ 165,144	Clydesdale Acquisition Holdings, Inc. 7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$165,028
128,378	SupplyOne, Inc. 7.86%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	129,044
		575,322
	Pharmaceuticals - 0.1%
99,250	Endo Luxembourg Finance Co. I SARL 8.36%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	99,424
	Pipelines - 0.7%
206,271	Brazos Delaware II LLC 7.34%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	206,335
99,250	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	99,540
211,719	Oryx Midstream Services Permian Basin LLC 6.60%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	211,943
174,125	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	174,496
194,587	Traverse Midstream Partners LLC 7.31%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	194,830
110,000	Whitewater Matterhorn Holdings LLC 6.57%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	110,275
		997,419
	Retail - 0.8%
147,881	1011778 BC Unlimited Liability Co. 6.11%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	147,396
129,675	Flynn Restaurant Group LP 8.11%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	129,635
147,471	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	147,434
93,185	Gulfside Supply, Inc. 7.30%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	93,477
273,219	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	254,137
197,429	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	167,357
37,778	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	38,080
144,275	White Cap Buyer LLC 7.58%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	143,976
		1,121,492
	Software - 1.2%
147,855	AthenaHealth Group, Inc. 7.11%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	147,637
99,750	BCPE Pequod Buyer, Inc. 7.36%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	99,875
169,575	Boxer Parent Co., Inc. 7.33%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	169,519
269,415	Cast & Crew Payroll LLC 8.11%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	255,794
246,183	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	243,414
99,250	Epicor Software Corp. 7.11%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	99,374
200,000	Evertec Group LLC 7.11%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	200,876
157,783	Open Text Corp. 6.11%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	157,734
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(10) - (continued)
	Software - 1.2% - (continued)
$ 192,565	Rocket Software, Inc. 8.11%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	$192,927
179,381	Waystar Technologies, Inc. 6.61%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	179,680
		1,746,830
	Telecommunications - 0.2%
119,401	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	119,327
197,451	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	197,739
		317,066
	Transportation - 0.1%
187,625	Third Coast Infrastructure LLC 8.61%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	187,625
	Total Senior Floating Rate Interests (cost $19,153,128)	$18,822,011
U.S. GOVERNMENT AGENCIES - 14.8%
	Mortgage-Backed Agencies - 14.8%
	Federal Home Loan Mortgage Corp. - 5.3%
94,000	7.17%, 02/25/2045, 30 day USD SOFR Average + 2.85%(1)(2)	$93,060
1,000,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,021,395
1,200,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,274,110
1,010,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,086,441
1,000,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,068,566
977,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,106,400
1,000,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,069,060
1,000,000	12.50%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,142,500
		7,861,532
	Government National Mortgage Association - 9.5%
4,669,998	5.50%, 10/20/2054	4,661,711
4,664,997	5.50%, 01/20/2055	4,655,342
4,664,999	5.50%, 05/20/2055	4,655,181
		13,972,234
	Total U.S. Government Agencies (cost $21,889,625)	$21,833,766
COMMON STOCKS - 0.2%
	Energy - 0.1%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(13)	$147,821
	Insurance - 0.0%
34,814	Tenerity, Inc.*(13)(14)	—
	Materials - 0.1%
3,079	Utex Industries*(13)	87,237
	Total Common Stocks (cost $1,892,094)	$235,058
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(13)(14)	$—

106

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0% - (continued)
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(13)(14)		$1,449
	Total Warrants (cost $8,850)		$1,449
	Total Long-Term Investments (cost $146,149,683)		$145,077,060
SHORT-TERM INVESTMENTS - 1.5%
	Securities Lending Collateral - 1.5%
2,186,530	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(15)		$2,186,530
	Total Short-Term Investments (cost $2,186,530)		$2,186,530
	Total Investments (cost $148,336,213)	100.1%	$147,263,590
	Other Assets and Liabilities	(0.1)%	(121,673)
	Net Assets	100.0%	$147,141,917
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$102,909,259, representing 69.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of this security was $449,560, representing 0.3% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(11)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2025, the aggregate value of the unfunded commitment was $7,273, which represents to 0.0% of total net assets.

(12)	All or a portion of the security represents unsettled bank loan commitments at July 31, 2025, where the rate will be determined at time of settlement.
(13)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $236,507 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$147,821
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	1,449
06/2017	Tenerity, Inc.	34,814	1,198,751	—
12/2020	Utex Industries	3,079	92,524	87,237
12/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	—
			$1,900,944	$236,507

(14)	Investment valued using significant unobservable inputs.
(15)	Current yield as of period end.

107

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	129	09/30/2025	$26,700,984	$(34,945)
Short position contracts:
U.S. Treasury 5-Year Note Future	(124)	09/30/2025	$(13,413,312)	$1,944
U.S. Treasury 10-Year Ultra Future	(45)	09/19/2025	(5,088,516)	(37,111)
Total				$(35,167)
Total futures contracts				$(70,112)

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
201,218	USD	170,679	EUR	DEUT	08/29/2025	$6,053
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$68,507,190	$—	$68,507,190	$—
Corporate Bonds	35,677,586	—	35,677,586	—
Senior Floating Rate Interests	18,822,011	—	18,822,011	—
U.S. Government Agencies	21,833,766	—	21,833,766	—
Common Stocks	235,058	—	235,058	—
Warrants	1,449	—	—	1,449
Short-Term Investments	2,186,530	2,186,530	—	—
Foreign Currency Contracts(2)	6,053	—	6,053	—
Futures Contracts(2)	1,944	1,944	—	—
Total	$147,271,587	$2,188,474	$145,081,664	$1,449
Liabilities
Futures Contracts(2)	$(72,056)	$(72,056)	$—	$—
Total	$(72,056)	$(72,056)	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

108

The Hartford MidCap Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Capital Goods - 17.4%
226,098	Acuity, Inc.	$70,395,612
185,434	Axon Enterprise, Inc.*	140,093,533
141,876	Builders FirstSource, Inc.*	18,036,696
2,191,002	Fastenal Co.	101,070,922
613,969	Graco, Inc.	51,561,117
269,802	HEICO Corp. Class A	69,633,198
592,503	Howmet Aerospace, Inc.	106,514,264
258,546	IDEX Corp.	42,274,857
631,721	Ingersoll Rand, Inc.	53,462,548
94,622	Lennox International, Inc.	57,624,798
613,721	Vertiv Holdings Co. Class A	89,357,778
		800,025,323
	Commercial & Professional Services - 7.2%
350,336	Clean Harbors, Inc.*	82,612,732
723,916	Dayforce, Inc.*	41,748,236
1,588,657	Rollins, Inc.	90,982,386
576,936	TransUnion	54,918,538
220,713	Verisk Analytics, Inc.	61,514,920
		331,776,812
	Consumer Discretionary Distribution & Retail - 5.2%
413,833	Boot Barn Holdings, Inc.*	71,137,893
1,325,589	Chewy, Inc. Class A*	48,649,116
644,434	O'Reilly Automotive, Inc.*	63,360,751
100,150	Pool Corp.	30,860,221
682,402	Valvoline, Inc.*	24,054,670
		238,062,651
	Consumer Durables & Apparel - 3.8%
752,160	Deckers Outdoor Corp.*	79,856,827
12,777	NVR, Inc.*	96,459,834
		176,316,661
	Consumer Services - 10.0%
1,054,565	Chipotle Mexican Grill, Inc.*	45,219,747
667,422	Compass Group PLC ADR	23,446,535
17,883	Domino's Pizza, Inc.	8,283,585
2,839,576	DraftKings, Inc. Class A*	127,894,503
681,086	Hyatt Hotels Corp. Class A	96,012,693
273,067	Royal Caribbean Cruises Ltd.	86,799,807
188,985	Wingstop, Inc.	71,311,600
		458,968,470
	Consumer Staples Distribution & Retail - 0.6%
55,607	Casey's General Stores, Inc.	28,922,869
	Energy - 3.8%
439,947	Antero Resources Corp.*	15,367,349
383,810	EQT Corp.	20,629,787
715,933	Targa Resources Corp.	119,138,411
465,308	Viper Energy, Inc.	17,523,499
		172,659,046
	Equity Real Estate Investment Trusts (REITs) - 0.6%
231,454	Lamar Advertising Co. Class A, REIT	28,295,252
	Financial Services - 11.5%
417,136	Ares Management Corp. Class A	77,391,242
432,646	Hamilton Lane, Inc. Class A	65,891,985
2,674,241	Interactive Brokers Group, Inc. Class A	175,323,240
156,615	Morningstar, Inc.	43,297,783
4,073,918	Rocket Cos., Inc. Class A(1)	60,171,769
773,947	Tradeweb Markets, Inc. Class A	107,230,357
		529,306,376
	Food, Beverage & Tobacco - 1.1%
1,070,080	Celsius Holdings, Inc.*	48,517,427
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 4.0%
65,515	IDEXX Laboratories, Inc.*	$35,005,320
107,407	STERIS PLC	24,326,611
436,855	Veeva Systems, Inc. Class A*	124,154,191
		183,486,122
	Household & Personal Products - 0.9%
344,334	elf Beauty, Inc.*	41,729,837
	Insurance - 1.0%
23,241	Markel Group, Inc.*	46,674,668
	Media & Entertainment - 3.2%
301,155	Live Nation Entertainment, Inc.*	44,480,593
187,844	Take-Two Interactive Software, Inc.*	41,838,494
714,855	Trade Desk, Inc. Class A*	62,163,791
		148,482,878
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
351,066	Bio-Techne Corp.	19,213,842
26,874	Mettler-Toledo International, Inc.*	33,153,916
478,407	Natera, Inc.*	63,943,880
194,360	Waters Corp.*	56,123,394
		172,435,032
	Semiconductors & Semiconductor Equipment - 4.7%
788,753	Marvell Technology, Inc.	63,392,078
580,332	MKS, Inc.	55,236,000
135,699	Monolithic Power Systems, Inc.	96,514,557
		215,142,635
	Software & Services - 16.6%
2,623,096	Clearwater Analytics Holdings, Inc. Class A*	53,143,925
833,402	Cloudflare, Inc. Class A*	173,080,927
19,084	Constellation Software, Inc.	65,839,249
194,345	CyberArk Software Ltd.*	79,967,137
294,191	Datadog, Inc. Class A*	41,180,856
188,516	Guidewire Software, Inc.*	42,646,090
143,633	HubSpot, Inc.*	74,638,888
844,074	Procore Technologies, Inc.*	60,461,021
256,460	PTC, Inc.*	55,090,173
117,267	Tyler Technologies, Inc.*	68,549,597
1,425,455	Unity Software, Inc.*	47,553,179
		762,151,042
	Technology Hardware & Equipment - 1.8%
129,204	CDW Corp.	22,530,594
303,779	Celestica, Inc.*	60,713,271
		83,243,865
	Utilities - 2.7%
606,329	Vistra Corp.	126,443,850
	Total Common Stocks (cost $3,547,069,247)	$4,592,640,816
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.0%
$ 2,236,374
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $2,236,645; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $2,281,197
		$2,236,374

109

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.6%
25,341,642	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$25,341,642
	Total Short-Term Investments (cost $27,578,016)		$27,578,016
	Total Investments (cost $3,574,647,263)	100.5%	$4,620,218,832
	Other Assets and Liabilities	(0.5)%	(21,506,776)
	Net Assets	100.0%	$4,598,712,056
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,592,640,816	$4,592,640,816	$—	$—
Short-Term Investments	27,578,016	25,341,642	2,236,374	—
Total	$4,620,218,832	$4,617,982,458	$2,236,374	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

110

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 1.9%
636,627	Goodyear Tire & Rubber Co.*	$6,544,526
111,593	Modine Manufacturing Co.*	15,015,954
		21,560,480
	Banks - 4.8%
622,176	Columbia Banking System, Inc.	14,807,789
125,447	M&T Bank Corp.	23,671,849
324,163	Synovus Financial Corp.	15,313,460
		53,793,098
	Capital Goods - 15.2%
196,621	Air Lease Corp.	10,892,803
118,547	Boise Cascade Co.	9,935,424
115,092	Dover Corp.	20,847,765
79,128	IDEX Corp.	12,938,219
119,971	Ingersoll Rand, Inc.	10,153,146
111,686	JBT Marel Corp.	15,390,331
68,634	L3Harris Technologies, Inc.	18,861,996
106,224	Middleby Corp.*	15,423,725
60,434	Moog, Inc. Class A	11,698,814
371,944	StandardAero, Inc.*	10,619,001
77,270	WESCO International, Inc.	15,991,799
99,127	Westinghouse Air Brake Technologies Corp.	19,037,340
		171,790,363
	Commercial & Professional Services - 3.1%
33,525	CACI International, Inc. Class A*	15,440,609
203,580	TransUnion	19,378,780
		34,819,389
	Consumer Discretionary Distribution & Retail - 4.8%
32,063	Boot Barn Holdings, Inc.*	5,511,630
89,764	Dick's Sporting Goods, Inc.	18,985,984
113,819	Ross Stores, Inc.	15,540,846
412,865	Valvoline, Inc.*	14,553,491
		54,591,951
	Consumer Durables & Apparel - 3.2%
121,470	Lennar Corp. Class A	13,626,505
166,003	Somnigroup International, Inc.	12,015,297
432,172	Steven Madden Ltd.	10,374,289
		36,016,091
	Consumer Services - 2.2%
494,810	Brightstar Lottery PLC	7,342,980
200,267	Wyndham Hotels & Resorts, Inc.	17,222,962
		24,565,942
	Consumer Staples Distribution & Retail - 3.6%
134,592	Kroger Co.	9,434,899
99,841	Performance Food Group Co.*	10,024,037
256,215	U.S. Foods Holding Corp.*	21,350,396
		40,809,332
	Energy - 5.2%
321,760	Antero Resources Corp.*	11,239,077
566,456	Coterra Energy, Inc.	13,815,862
117,734	Diamondback Energy, Inc.	17,502,336
292,597	EQT Corp.	15,727,089
		58,284,364
	Equity Real Estate Investment Trusts (REITs) - 7.4%
147,252	Camden Property Trust REIT	16,079,918
124,976	Crown Castle, Inc. REIT	13,133,728
421,936	Essential Properties Realty Trust, Inc. REIT	12,864,829
151,526	Gaming & Leisure Properties, Inc. REIT	6,906,555
596,156	Kimco Realty Corp. REIT	12,656,392
326,673	UDR, Inc. REIT	12,834,982
356,972	Weyerhaeuser Co. REIT	8,942,149
		83,418,553
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Financial Services - 8.8%
265,557	Ally Financial, Inc.	$10,051,332
46,467	Ares Management Corp. Class A	8,621,023
35,187	Evercore, Inc. Class A	10,596,213
215,561	Nasdaq, Inc.	20,741,279
206,560	Stifel Financial Corp.	23,572,627
184,335	TPG, Inc.	10,519,999
224,230	Voya Financial, Inc.	15,696,100
		99,798,573
	Food, Beverage & Tobacco - 2.4%
308,548	Archer-Daniels-Midland Co.	16,717,131
326,607	Keurig Dr. Pepper, Inc.	10,663,718
		27,380,849
	Health Care Equipment & Services - 4.3%
245,419	Acadia Healthcare Co., Inc.*	5,342,772
83,251	Cardinal Health, Inc.	12,922,220
92,725	Cooper Cos., Inc.*	6,554,730
215,890	LivaNova PLC*	9,108,399
85,865	Quest Diagnostics, Inc.	14,374,660
		48,302,781
	Insurance - 6.0%
1,179,115	Aegon Ltd.	8,371,717
103,116	American International Group, Inc.	8,004,895
41,418	Everest Group Ltd.	13,908,164
285,953	Kemper Corp.	17,611,845
140,250	MetLife, Inc.	10,651,987
29,007	Willis Towers Watson PLC	9,160,701
		67,709,309
	Materials - 7.8%
350,683	Freeport-McMoRan, Inc.	14,111,484
271,421	Ingevity Corp.*	11,342,684
482,369	James Hardie Industries PLC ADR*	12,512,652
150,898	PPG Industries, Inc.	15,919,739
57,904	Reliance, Inc.	16,799,687
372,193	Silgan Holdings, Inc.	17,318,140
		88,004,386
	Media & Entertainment - 1.9%
271,565	Cargurus, Inc.*	8,912,763
82,115	Live Nation Entertainment, Inc.*	12,128,386
		21,041,149
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
135,814	Agilent Technologies, Inc.	15,592,805
81,200	ICON PLC*	13,738,228
493,924	Perrigo Co. PLC	13,172,953
		42,503,986
	Semiconductors & Semiconductor Equipment - 1.5%
72,339	Allegro MicroSystems, Inc.*	2,272,168
157,356	MKS, Inc.	14,977,144
		17,249,312
	Software & Services - 1.9%
88,304	Pegasystems, Inc.	5,184,328
75,628	PTC, Inc.*	16,245,651
		21,429,979
	Technology Hardware & Equipment - 2.0%
28,482	F5, Inc.*	8,926,828
283,295	Flex Ltd.*	14,127,922
		23,054,750
	Transportation - 1.4%
86,779	Ryder System, Inc.	15,421,496
	Utilities - 5.3%
51,681	Atmos Energy Corp.	8,058,101
195,540	NiSource, Inc.	8,300,673

111

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Utilities - 5.3% - (continued)
217,436	PPL Corp.		$7,760,291
193,248	Sempra		15,784,497
123,555	Spire, Inc.		9,201,141
95,261	WEC Energy Group, Inc.		10,391,070
			59,495,773
	Total Common Stocks (cost $954,765,823)		$1,111,041,906
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
43,656	iShares Russell Mid-Cap Value ETF (1)		$5,874,788
	Total Exchange-Traded Funds (cost $5,887,510)		$5,874,788
	Total Long-Term Investments (cost $960,653,333)		$1,116,916,694
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 2,809,629
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $2,809,969; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $2,866,003
			$2,809,629
	Securities Lending Collateral - 0.1%
1,636,250	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		1,636,250
	Total Short-Term Investments (cost $4,445,879)		$4,445,879
	Total Investments (cost $965,099,212)	99.4%	$1,121,362,573
	Other Assets and Liabilities	0.6%	6,221,227
	Net Assets	100.0%	$1,127,583,800
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,111,041,906	$1,111,041,906	$—	$—
Exchange-Traded Funds	5,874,788	5,874,788	—	—
Short-Term Investments	4,445,879	1,636,250	2,809,629	—
Total	$1,121,362,573	$1,118,552,944	$2,809,629	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

112

Hartford Moderate Allocation Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 40.3%
854,690	Hartford Core Equity Fund, Class F		$48,631,849
897,412	Hartford Large Cap Growth ETF*		23,071,565
453,244	Hartford Small Cap Value Fund, Class F		5,402,674
214,143	Hartford US Quality Growth ETF		11,833,970
238,742	Hartford US Value ETF		12,049,189
1,021,307	The Hartford Equity Income Fund, Class F		21,232,972
239,988	The Hartford Small Company Fund, Class F*		5,474,128
	Total Domestic Equity Funds (cost $88,931,098)		$127,696,347
	International/Global Equity Funds - 21.5%
567,581	Hartford Multifactor Developed Markets (ex-US) ETF		19,121,804
392,879	Hartford Schroders Emerging Markets Equity Fund, Class F		7,578,641
791,106	Hartford Schroders International Contrarian Value Fund, Class F		12,167,204
562,676	The Hartford International Growth Fund, Class F		10,927,166
875,863	The Hartford International Opportunities Fund, Class F		18,217,951
	Total International/Global Equity Funds (cost $53,213,851)		$68,012,766
	Taxable Fixed Income Funds - 37.9%
1,200,388	Hartford Core Bond ETF		41,879,137
2,644,934	Hartford Schroders Core Fixed Income Fund, Class F		22,640,634
683,053	Hartford Strategic Income ETF		23,852,552
3,085,977	The Hartford World Bond Fund, Class F		31,446,111
	Total Taxable Fixed Income Funds (cost $125,769,704)		$119,818,434
	Total Affiliated Investment Companies (cost $267,914,653)		$315,527,547
	Total Investments (cost $267,914,653)	99.7%	$315,527,547
	Other Assets and Liabilities	0.3%	803,337
	Net Assets	100.0%	$316,330,884
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2025	Shares as of July 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$41,555,007	$1,984,911	$1,544,442	$(303,044)	$186,705	$41,879,137	1,200,388	$1,350,243	$—
Hartford Core Equity Fund, Class F	58,775,715	9,621,305	21,329,915	6,273,835	(4,709,091)	48,631,849	854,690	375,705	3,879,332
Hartford Large Cap Growth ETF	24,148,357	—	5,133,875	1,380,056	2,677,027	23,071,565	897,412	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,675,530	—	—	—	2,446,274	19,121,804	567,581	687,931	—
Hartford Multifactor US Equity ETF	21,820,659	—	22,786,119	9,065,069	(8,099,609)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	26,171,075	6,769,339	10,147,235	(643,683)	491,138	22,640,634	2,644,934	778,131	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,336,310	2,047,437	596,772	526	791,140	7,578,641	392,879	93,153	—
Hartford Schroders International Contrarian Value Fund, Class F	—	13,766,459	3,712,623	172,963	1,940,405	12,167,204	791,106	223,597	183,296
Hartford Schroders International Multi-Cap Value Fund, Class F	14,781,076	—	14,609,369	2,036,328	(2,208,035)	—	—	—	—
Hartford Small Cap Value Fund, Class F	7,216,120	3,010,934	4,214,253	29,621	(639,748)	5,402,674	453,244	133,216	213,037
Hartford Strategic Income ETF	—	23,743,374	—	—	109,178	23,852,552	683,053	488,918	—
Hartford US Quality Growth ETF	—	11,394,527	—	—	439,443	11,833,970	214,143	42,723	—
Hartford US Value ETF	—	12,208,406	—	—	(159,217)	12,049,189	238,742	179,140	—
The Hartford Equity Income Fund, Class F	16,768,652	10,184,002	4,613,184	(339,679)	(766,819)	21,232,972	1,021,307	401,283	1,648,222
The Hartford Growth Opportunities Fund, Class F	—	—	46	46	—	—	—	—	—

113

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2025	Shares as of July 31, 2025	Dividend Income	Capital Gains Distribution
The Hartford International Growth Fund, Class F	$9,482,469	$1,903,735	$2,058,498	$210,474	$1,388,986	$10,927,166	562,676	$57,453	$—
The Hartford International Opportunities Fund, Class F	18,797,861	461,843	3,133,899	494,477	1,597,669	18,217,951	875,863	317,803	—
The Hartford Small Company Fund, Class F	7,838,221	2,334,392	4,640,574	(98,992)	41,081	5,474,128	239,988	—	—
The Hartford Strategic Income Fund, Class F	17,560,684	595,337	18,197,723	490,408	(448,706)	—	—	457,276	—
The Hartford World Bond Fund, Class F	29,908,033	10,826,784	9,489,586	(270,250)	471,130	31,446,111	3,085,977	1,167,986	—
Total	$316,835,769	$110,852,785	$126,208,113	$18,498,155	$(4,451,049)	$315,527,547	14,723,983	$6,754,558	$5,923,887
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$315,527,547	$315,527,547	$—	$—
Total	$315,527,547	$315,527,547	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

114

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 55.5%
2,044,882	Hartford Core Equity Fund, Class F		$116,353,761
2,244,051	Hartford Large Cap Growth ETF*		57,692,307
1,138,442	Hartford Small Cap Value Fund, Class F		13,570,234
499,914	Hartford US Quality Growth ETF		27,626,247
547,563	Hartford US Value ETF		27,635,231
2,465,172	The Hartford Equity Income Fund, Class F		51,250,923
605,870	The Hartford Small Company Fund, Class F*		13,819,903
	Total Domestic Equity Funds (cost $217,946,873)		$307,948,606
	International/Global Equity Funds - 27.4%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF		40,237,618
938,686	Hartford Schroders Emerging Markets Equity Fund, Class F		18,107,264
1,804,820	Hartford Schroders International Contrarian Value Fund, Class F		27,758,136
1,188,443	The Hartford International Growth Fund, Class F		23,079,561
2,055,045	The Hartford International Opportunities Fund, Class F		42,744,929
	Total International/Global Equity Funds (cost $120,411,163)		$151,927,508
	Taxable Fixed Income Funds - 16.9%
795,243	Hartford Core Bond ETF		27,744,438
2,276,610	Hartford Schroders Core Fixed Income Fund, Class F		19,487,782
518,102	Hartford Strategic Income ETF		18,092,381
2,798,205	The Hartford World Bond Fund, Class F		28,513,704
	Total Taxable Fixed Income Funds (cost $95,513,899)		$93,838,305
	Total Affiliated Investment Companies (cost $433,871,935)		$553,714,419
	Total Investments (cost $433,871,935)	99.8%	$553,714,419
	Other Assets and Liabilities	0.2%	1,132,827
	Net Assets	100.0%	$554,847,246
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
A summary of affiliate fund transactions for the period ended July 31, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2025	Shares as of July 31, 2025	Dividend Income	Capital Gains Distribution
Hartford Core Bond ETF	$30,208,867	$1,401,530	$3,787,740	$(722,515)	$644,296	$27,744,438	795,243	$944,285	$—
Hartford Core Equity Fund, Class F	114,546,566	20,236,600	20,701,827	1,078,249	1,194,173	116,353,761	2,044,882	883,034	9,063,839
Hartford Large Cap Growth ETF	57,343,669	3,497,570	13,216,563	2,812,596	7,255,035	57,692,307	2,244,051	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	35,089,974	—	—	—	5,147,644	40,237,618	1,194,349	1,447,599	—
Hartford Multifactor US Equity ETF	57,641,936	—	60,192,317	24,166,944	(21,616,563)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	21,637,038	8,669,634	10,689,494	(594,351)	464,955	19,487,782	2,276,610	629,574	—
Hartford Schroders Emerging Markets Equity Fund, Class F	10,618,502	7,212,799	1,427,035	13,755	1,689,243	18,107,264	938,686	195,977	—
Hartford Schroders International Contrarian Value Fund, Class F	—	29,907,247	6,854,361	310,649	4,394,601	27,758,136	1,804,820	499,937	410,914
Hartford Schroders International Multi-Cap Value Fund, Class F	31,394,573	—	31,029,873	3,672,365	(4,037,065)	—	—	—	—
Hartford Small Cap Value Fund, Class F	18,518,884	5,889,552	9,266,566	40,409	(1,612,045)	13,570,234	1,138,442	336,660	538,381
Hartford Strategic Income ETF	—	17,963,134	—	—	129,247	18,092,381	518,102	301,152	—
Hartford US Quality Growth ETF	—	26,600,373	—	—	1,025,874	27,626,247	499,914	99,735	—
Hartford US Value ETF	—	28,000,401	—	—	(365,170)	27,635,231	547,563	410,864	—
The Hartford Equity Income Fund, Class F	45,880,480	18,020,867	10,095,234	(547,623)	(2,007,567)	51,250,923	2,465,172	955,425	3,936,835

115

Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2025	Shares as of July 31, 2025	Dividend Income	Capital Gains Distribution
The Hartford Growth Opportunities Fund, Class F	$8,764,460	$—	$9,668,975	$4,340,557	$(3,436,042)	$—	—	$—	$—
The Hartford International Growth Fund, Class F	19,898,828	3,679,765	3,847,175	416,006	2,932,137	23,079,561	1,188,443	120,275	—
The Hartford International Opportunities Fund, Class F	42,683,803	721,595	5,381,680	758,051	3,963,160	42,744,929	2,055,045	721,594	—
The Hartford Small Company Fund, Class F	17,643,220	5,790,242	9,267,822	(495,553)	149,816	13,819,903	605,870	—	—
The Hartford Strategic Income Fund, Class F	5,372,848	170,134	5,556,825	470,517	(456,674)	—	—	141,632	—
The Hartford World Bond Fund, Class F	23,050,484	14,627,921	9,375,646	(10,861)	221,806	28,513,704	2,798,205	999,143	—
Total	$540,294,132	$192,389,364	$210,359,133	$35,709,195	$(4,319,139)	$553,714,419	23,115,397	$8,686,886	$13,949,969
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$553,714,419	$553,714,419	$—	$—
Total	$553,714,419	$553,714,419	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

116

Hartford Multi-Asset Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
	Asset-Backed - Automobile - 2.6%
$ 186,069	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$187,192
1,200,000	Avid Automobile Receivables Trust 7.80%, 07/15/2032(2)	1,200,000
210,000	Avis Budget Rental Car Funding AESOP LLC 7.32%, 02/20/2028(1)	211,060
1,195,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,195,071
100,597	CFMT LLC 1.39%, 09/22/2031(1)	99,673
782,072	Chase Auto Credit Linked Notes 6.02%, 02/25/2033(1)	784,189
270,815	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	274,522
440,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	439,939
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,339,955
	Hertz Vehicle Financing III LLC
530,000	7.98%, 09/25/2029(1)	528,239
1,280,000	9.13%, 06/25/2027(1)	1,291,599
	Huntington Bank Auto Credit-Linked Notes
433,620	7.85%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(3)	433,758
650,430	11.50%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(3)	643,869
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	813,551
	Santander Bank Auto Credit-Linked Notes
385,000	6.80%, 01/18/2033(1)	383,503
900,000	8.88%, 01/18/2033(1)	908,382
289,852	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	293,889
85,000	SFS Auto Receivables Securitization Trust 5.38%, 01/21/2031(1)	86,319
	Wheels Fleet Lease Funding 1 LLC
3,185,000	4.80%, 09/19/2039(1)	3,200,875
176,708	6.46%, 08/18/2038(1)	178,873
		14,494,458
	Asset-Backed - Credit Card - 0.0%
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	209,812
	Asset-Backed - Home Equity - 0.1%
335,000	Point Securitization Trust 7.50%, 06/25/2055(1)	333,078
	Commercial Mortgage-Backed Securities - 2.7%
520,000	BOCA Commercial Mortgage Trust 8.78%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(3)	522,664
200,000	BPR Trust 5.85%, 11/05/2041(1)(4)	185,718
892,000	Commercial Mortgage Trust 7.93%, 12/10/2041(1)(4)	877,360
296,000	CSAIL Commercial Mortgage Trust 4.24%, 08/15/2048(4)	252,277
520,000	DC Trust 8.48%, 04/13/2040(1)(4)	516,769
110,000	FS Trust 7.78%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(3)	110,034
252,771	GS Mortgage Securities Trust 4.42%, 02/10/2048(1)(4)	241,391
674,899	HIH Trust 8.53%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(3)	675,321
1,260,000	HTL Commercial Mortgage Trust 8.20%, 05/10/2039(1)(4)	1,292,166
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Commercial Mortgage-Backed Securities - 2.7% - (continued)
$ 254,013	JP Morgan Chase Commercial Mortgage Securities Trust 4.88%, 12/15/2046(1)(4)	$240,043
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.05%, 09/15/2047(1)(4)	1,295,107
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.80%, 05/15/2046(1)(4)	720,458
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,161,848
865,000	NYC Commercial Mortgage Trust 7.88%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(3)	860,887
1,175,000	ONE Mortgage Trust 6.21%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(3)	1,084,541
560,000	RFR Trust 7.27%, 03/11/2041(1)(4)	563,527
190,000	SHR Trust 8.79%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(3)	190,948
675,000	TEXAS Commercial Mortgage Trust 7.43%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(3)	675,000
150,000	WHARF Commercial Mortgage Trust 7.72%, 07/15/2040(1)(4)	152,578
820,000	Willowbrook Mall 6.08%, 03/05/2035(1)(4)	749,669
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,072,501
	X-Caliber Funding LLC
1,215,000	7.01%, 06/17/2030, 1 mo. USD Term SOFR + 2.68%(1)(3)	1,216,402
315,000	8.58%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(3)	314,655
		14,971,864
	Other Asset-Backed Securities - 4.0%
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,703,408
210,000	AMSR Trust 3.66%, 06/17/2042(1)(5)	175,348
400,000	Amur Equipment Finance Receivables XV LLC 8.35%, 01/20/2034(1)	401,569
840,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(4)	671,484
1,000,000	Apidos CLO XXXIV Ltd. 11.09%, 01/20/2035, 3 mo. USD Term SOFR + 6.76%(1)(3)	998,590
500,000	Apidos CLO XXXVI Ltd. 7.49%, 07/20/2034, 3 mo. USD Term SOFR + 3.16%(1)(3)	496,971
470,000	Ballyrock CLO 29 Ltd. 4.39%, 07/25/2038(1)(4)	408,893
1,250,000	Ballyrock CLO Ltd. 7.54%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(3)	1,250,290
1,500,000	Barings CLO Ltd. 10.72%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(3)	1,504,097
1,220,000	Benefit Street Partners CLO XXVII Ltd. 10.48%, 10/20/2037, 3 mo. USD Term SOFR + 6.15%(1)(3)	1,228,152
85,328	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	81,914
94,245	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	72,164
579,488	DLLAD LLC 4.79%, 01/20/2028(1)	580,568
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	723,611
840,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(4)	695,167
1,388,832	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	1,425,826

117

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Other Asset-Backed Securities - 4.0% - (continued)
$ 608,572	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	$588,791
142,472	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	135,746
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	283,952
295,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	296,843
835,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(4)	680,245
300,000	Magnetite XLV Ltd. 0.00%, 04/15/2038(1)(4)	271,740
1,300,000	OCP CLO Ltd. 10.22%, 10/25/2037, 3 mo. USD Term SOFR + 5.90%(1)(3)	1,312,591
575,000	Palmer Square CLO Ltd. 10.02%, 07/15/2038, 3 mo. USD Term SOFR + 5.75%(1)(3)	578,404
1,295,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	1,309,207
800,000	RR 38 Ltd. 0.00%, 04/15/2040(1)(4)	680,473
173,643	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	165,852
90,569	Start II Ltd. 4.09%, 03/15/2044(1)	89,745
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,583,755
		22,395,396
	Whole Loan Collateral CMO - 3.0%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(4)	201,583
12,206	2.62%, 11/25/2059(1)(4)	11,991
745,000	COLT Mortgage Loan Trust 5.25%, 03/25/2065(1)(4)	734,593
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(4)	1,145,949
	Federal National Mortgage Association Connecticut Avenue Securities Trust
860,000	9.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(3)	896,423
1,400,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	1,461,058
1,115,000	10.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	1,169,702
860,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	899,626
445,000	12.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(3)	476,604
1,266,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(3)	1,406,843
	Flagstar Mortgage Trust
127,759	2.00%, 09/25/2041(1)(4)	111,429
59,911	4.00%, 05/25/2048(1)(4)	55,526
180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(4)	136,706
59,489	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	56,857
	PRET LLC
395,000	8.35%, 07/25/2055(1)(5)	394,863
411,000	8.59%, 12/25/2054(1)(5)	410,674
760,000	8.72%, 10/25/2054(1)(5)	758,670
410,000	8.72%, 05/25/2055(1)(5)	410,005
280,000	8.72%, 06/25/2055(1)(5)	278,452
135,000	8.84%, 09/25/2054(1)(5)	134,894
1,100,000	8.96%, 10/25/2054(1)(5)	1,096,105
1,067,560	9.19%, 10/25/2051(1)(4)	1,067,044
	PRPM LLC
290,000	3.00%, 05/25/2055(1)(5)	250,057
425,000	8.60%, 11/25/2029(1)(5)	420,438
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 695,000	8.84%, 11/25/2029(1)(5)	$695,760
100,000	9.07%, 07/25/2030(1)(5)	99,932
1,190,000	9.65%, 08/25/2029(1)(5)	1,188,585
	Towd Point Mortgage Trust
50,579	2.75%, 06/25/2057(1)(4)	49,262
10,460	3.00%, 01/25/2058(1)(4)	10,329
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(4)	991,862
		17,021,822
	Total Asset & Commercial Mortgage-Backed Securities (cost $69,814,473)	$69,426,430
CONVERTIBLE BONDS - 5.0%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$388,575
79,000	4.63%, 03/15/2029	77,667
		466,242
	Biotechnology - 0.3%
360,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	529,308
195,000	Cytokinetics, Inc. 3.50%, 07/01/2027	214,500
325,000	Immunocore Holdings PLC 2.50%, 02/01/2030	283,459
525,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	575,030
		1,602,297
	Chemicals - 0.2%
1,200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	1,113,000
	Commercial Banks - 0.1%
EUR 600,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.54%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	414,026
	Commercial Services - 0.1%
	Alarm.com Holdings, Inc.
$ 200,000	0.00%, 01/15/2026(7)	194,400
475,000	2.25%, 06/01/2029	457,663
		652,063
	Diversified Financial Services - 0.1%
198,000	Coinbase Global, Inc. 0.25%, 04/01/2030	272,654
	Electric - 0.3%
500,000	PG&E Corp. 4.25%, 12/01/2027	498,000
	Southern Co.
212,000	3.25%, 06/15/2028(1)	213,802
425,000	3.88%, 12/15/2025	480,888
	WEC Energy Group, Inc.
240,000	3.38%, 06/01/2028(1)	243,000
300,000	4.38%, 06/01/2029	356,059
		1,791,749
	Energy-Alternate Sources - 0.0%
175,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	144,813
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	2,036,444
$ 450,000	Fluor Corp. 1.13%, 08/15/2029	631,800
		2,668,244

118

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.0% - (continued)
	Entertainment - 0.1%
$ 162,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	$146,866
200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	300,460
		447,326
	Healthcare - Products - 0.3%
435,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	417,817
435,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	425,430
325,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	382,464
400,000	Qiagen NV 2.50%, 09/10/2031(6)	433,642
		1,659,353
	Home Builders - 0.1%
575,000	Meritage Homes Corp. 1.75%, 05/15/2028	568,520
	Internet - 0.7%
70,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031	92,820
328,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(7)	356,044
150,000	JD.com, Inc. 0.25%, 06/01/2029	154,050
58,000	MakeMyTrip Ltd. 0.00%, 07/01/2030(1)(7)	59,621
1,900,000	Meituan 0.00%, 04/27/2028(6)(7)	1,854,400
300,000	Sea Ltd. 0.25%, 09/15/2026	283,830
650,000	Uber Technologies, Inc. 0.88%, 12/01/2028	886,925
		3,687,690
	Investment Company Security - 0.1%
450,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	511,875
	IT Services - 0.2%
200,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(7)	205,400
194,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	332,710
465,000	Parsons Corp. 2.63%, 03/01/2029	505,455
176,000	Seagate HDD Cayman 3.50%, 06/01/2028	341,176
		1,384,741
	Leisure Time - 0.3%
371,000	Carnival Corp. 5.75%, 12/01/2027	856,639
	NCL Corp. Ltd.
519,000	0.88%, 04/15/2030(1)	632,531
385,000	2.50%, 02/15/2027	408,485
		1,897,655
	Lodging - 0.2%
1,170,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	1,207,440
	Miscellaneous Manufacturing - 0.1%
475,000	JBT Marel Corp. 0.25%, 05/15/2026	481,175
	Pharmaceuticals - 0.1%
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(1)	556,763
	Real Estate Investment Trusts - 0.3%
430,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	423,335
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	391,400
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.0% - (continued)
	Real Estate Investment Trusts - 0.3% - (continued)
$ 225,000	4.38%, 03/15/2027(1)	$222,413
325,000	Welltower OP LLC 2.75%, 05/15/2028(1)	564,687
		1,601,835
	Semiconductors - 0.1%
219,000	Microchip Technology, Inc. 0.75%, 06/01/2030	214,632
450,000	ON Semiconductor Corp. 0.50%, 03/01/2029	430,526
		645,158
	Software - 0.7%
130,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(7)	109,460
	Cloudflare, Inc.
105,000	0.00%, 08/15/2026(7)	129,045
621,000	0.00%, 06/15/2030(1)(7)	693,036
813,000	Datadog, Inc. 0.00%, 12/01/2029(1)(7)	789,052
432,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	495,288
175,000	MicroStrategy, Inc. 0.00%, 03/01/2030(1)(7)	204,807
460,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	517,132
91,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(7)	141,050
50,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	60,425
563,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(7)	682,863
		3,822,158
	Total Convertible Bonds (cost $25,891,664)	$27,596,777
CORPORATE BONDS - 22.6%
	Advertising - 0.0%
150,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)(8)	$141,644
	Agriculture - 0.1%
115,000	BAT Capital Corp. 5.63%, 08/15/2035	116,811
571,000	MHP Lux SA 6.25%, 09/19/2029(6)	463,721
		580,532
	Airlines - 0.1%
440,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(8)	425,414
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
100,000	6.38%, 02/01/2030(1)(8)	94,466
170,000	9.50%, 06/01/2028(1)(8)	174,250
		694,130
	Apparel - 0.1%
200,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(9)	208,515
300,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	317,384
130,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	132,635
		658,534
	Auto Manufacturers - 0.0%
246,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(10)(11)	239,993
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 150,000	2.38%, 06/15/2027(6)	169,202
250,000	3.75%, 06/15/2028(6)	284,879
450,000	5.13%, 06/15/2029(6)	528,986

119

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
EUR 100,000	5.50%, 06/15/2031(6)	$116,822
100,000	ZF Europe Finance BV 7.00%, 06/12/2030(6)	115,604
		1,215,493
	Chemicals - 0.4%
$ 420,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(6)	297,785
119,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(10)	123,026
	OCP SA
920,000	6.70%, 03/01/2036(6)	930,948
745,000	6.70%, 03/01/2036(1)	753,911
		2,105,670
	Coal - 0.1%
535,000	Mongolian Mining Corp. 8.44%, 04/03/2030(6)	515,192
	Commercial Banks - 4.2%
EUR 100,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(6)(10)	117,334
	AIB Group PLC
$ 200,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(10)	203,422
EUR 225,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(6)(10)(11)	258,749
100,000	Attica Bank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(6)(10)(11)	119,792
370,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(3)(6)	463,288
	Banca Transilvania SA
740,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(6)(10)	862,584
610,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(6)(10)	753,435
200,000	Banco de Sabadell SA 5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(6)(10)(11)	230,390
200,000	Banco Santander SA 1.00%, 10/01/2033(6)	185,961
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(10)	63,856
135,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(10)	135,130
50,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(10)(11)	49,828
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(6)(10)(11)	277,156
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(10)	$252,638
55,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(10)	56,236
	Barclays PLC
GBP 200,000	8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP Swap + 4.69% thereafter)(6)(10)(11)	275,072
250,000	8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(6)(10)(11)	347,952
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(6)(10)(11)	240,748
$ 590,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(6)(10)	628,983
	BNP Paribas SA
EUR 200,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(6)(10)(11)	252,647
$ 200,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(8)(10)(11)	213,257
EUR 600,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(6)(10)	669,663
	CaixaBank SA
$ 200,000	5.58%, 07/03/2036, (5.58% fixed rate until 07/03/2035; 6 mo. USD SOFR + 1.79% thereafter)(1)(10)	201,129
200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(10)	209,528
200,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(10)	219,870
EUR 600,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(6)(10)(11)	760,895
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(6)(10)(11)	249,756
	Citigroup, Inc.
$ 366,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(10)(11)	369,111
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(10)(11)	167,257
262,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(10)(11)	273,316

120

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Commercial Banks - 4.2% - (continued)
EUR 400,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(6)(10)(11)	$485,288
200,000	Deutsche Bank AG 10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(6)(10)(11)	254,887
	Erste Group Bank AG
400,000	6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(6)(10)(11)	470,905
200,000	7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(6)(10)(11)	245,346
275,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(6)(10)	313,922
$ 100,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	110,614
200,000	Golomt Bank 11.00%, 05/20/2027(6)	206,608
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(10)(11)	184,363
200,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(10)	203,660
450,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(10)(11)	458,492
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(6)(10)(11)	761,432
$ 320,000	ING Groep NV 4.25%, 05/16/2031, (4.25% fixed rate until 05/16/2031; 5 yr. USD CMT + 2.86% thereafter)(10)(11)	276,355
	Intesa Sanpaolo SpA
310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(10)	287,643
EUR 200,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(6)(10)(11)	236,068
$ 200,000	6.63%, 06/20/2033(1)	217,052
200,000	7.80%, 11/28/2053(1)	237,961
EUR 200,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(6)(10)(11)	266,197
	JP Morgan Chase & Co.
$ 70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(10)	70,082
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(10)	70,155
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(10)	$25,549
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(10)	77,025
25,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(10)	25,324
EUR 200,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(6)(10)(11)	233,323
GBP 100,000	La Banque Postale SA 5.63%, 09/21/2028, (5.63% fixed rate until 09/21/2027; 1 yr. U.K. Government Bond + 2.60% thereafter)(6)(10)	134,309
	Lloyds Banking Group PLC
$ 200,000	6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(10)(11)	198,754
GBP 225,000	8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(10)(11)	314,599
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(6)(10)(11)	235,850
	Metro Bank Holdings PLC
GBP 225,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(6)(10)	339,410
600,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(6)(10)(11)	903,252
EUR 300,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(6)(10)	367,181
200,000	Permanent TSB Group Holdings PLC 7.88%, 11/25/2025, (7.88% fixed rate until 11/25/2025; 5 yr. EUR Swap + 8.47% thereafter)(6)(10)(11)	231,552
600,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(6)(10)(11)	711,180
$ 325,000	Royal Bank of Canada 6.75%, 08/24/2085, (6.75% fixed rate until 08/24/2030; 5 yr. USD CMT + 2.82% thereafter)(10)	328,575
400,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(10)	406,493
	Societe Generale SA
EUR 300,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(6)(10)	294,491
$ 450,000	5.38%, 11/18/2030, (5.38% fixed rate until 11/18/2030; 5 yr. USD CMT + 4.51% thereafter)(6)(10)(11)	416,837

121

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Commercial Banks - 4.2% - (continued)
$ 200,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(10)	$203,980
260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(10)(11)	286,618
1,315,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(6)	1,279,729
	UBS Group AG
200,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(6)(10)(11)	200,023
200,000	7.00%, 12/31/2099, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(10)	200,000
475,000	7.00%, 02/10/2030, (7.00% fixed rate until 02/10/2030; 5 yr. USD ICE Swap + 3.08% thereafter)(1)(10)(11)	484,517
832,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(10)(11)	975,273
		23,339,857
	Commercial Services - 0.6%
345,000	Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(6)	333,850
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	419,455
167,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(8)	172,278
200,000	Deluxe Corp. 8.13%, 09/15/2029(1)	205,897
EUR 550,000	House of HR Group BV 9.00%, 11/03/2029(6)	624,521
350,000	Nexi SpA 1.63%, 04/30/2026(6)	396,027
125,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(1)	148,755
100,000	Verisure Holding AB 3.25%, 02/15/2027(6)	113,896
700,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	804,513
		3,219,192
	Construction Materials - 0.3%
$ 1,235,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(10)(11)	1,260,873
	CP Atlas Buyer, Inc.
110,000	9.75%, 07/15/2030(1)	110,988
235,000	12.75%, 01/15/2031(1)(9)	223,229
95,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	96,360
		1,691,450
	Distribution/Wholesale - 0.0%
199,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	201,352
	Diversified Financial Services - 2.3%
121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(10)(11)	118,462
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(10)(11)	174,782
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Diversified Financial Services - 2.3% - (continued)
$ 2,092,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(10)	$2,160,906
250,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	254,919
300,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	312,438
	Freedom Mortgage Holdings LLC
350,000	8.38%, 04/01/2032(1)	357,971
220,000	9.13%, 05/15/2031(1)	228,693
1,490,000	9.25%, 02/01/2029(1)	1,553,007
200,000	goeasy Ltd. 7.38%, 10/01/2030(1)	203,923
320,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	340,082
	IIFL Finance Ltd.
890,000	8.75%, 07/24/2028(1)	904,108
360,000	8.75%, 07/24/2028(6)	365,706
1,668,000	LFS Topco LLC 8.75%, 07/15/2030(1)	1,613,351
363,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	359,870
835,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	847,472
600,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(6)	600,468
110,000	PennyMac Financial Services, Inc. 6.88%, 05/15/2032(1)	112,073
1,390,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,418,346
200,000	Rfna LP 7.88%, 02/15/2030(1)(8)	203,148
120,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	122,398
380,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	394,111
		12,646,234
	Electric - 2.6%
450,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(6)	395,327
926,726	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(6)	846,254
160,000	Alabama Power Co. 5.10%, 04/02/2035	160,819
400,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	426,293
	Bulgarian Energy Holding EAD
EUR 630,000	2.45%, 07/22/2028(6)	695,133
130,000	4.25%, 06/19/2030(6)	147,560
	Dominion Energy, Inc.
$ 106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(10)	110,923
30,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(10)	32,004
EUR 1,325,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	1,561,429
$ 945,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)(10)	926,644
334,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)(10)	336,417
EUR 1,720,000	Energo-Pro AS 8.00%, 05/27/2030(1)	2,074,153
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(10)	227,772

122

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Electric - 2.6% - (continued)
$ 2,494,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	$2,412,331
49,691	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	47,027
1,795,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,790,728
935,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(10)	902,259
675,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	695,068
	Virginia Electric & Power Co.
50,000	4.20%, 05/15/2045	40,818
30,000	5.65%, 03/15/2055	29,579
880,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	851,430
		14,709,968
	Energy-Alternate Sources - 0.2%
	FS Luxembourg SARL
255,000	8.63%, 06/25/2033(1)	254,107
604,000	8.88%, 02/12/2031(6)	626,897
370,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	376,807
		1,257,811
	Engineering & Construction - 0.4%
445,000	IHS Holding Ltd. 6.25%, 11/29/2028(6)	437,524
1,600,024	International Airport Finance SA 12.00%, 03/15/2033(6)	1,706,978
		2,144,502
	Entertainment - 0.1%
260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(8)	250,948
129,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	126,304
90,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042(8)	60,161
		437,413
	Environmental Control - 0.1%
355,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	319,005
205,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	195,778
		514,783
	Food - 0.4%
EUR 210,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)	242,013
$ 580,000	BRF SA 5.75%, 09/21/2050(6)	477,100
EUR 400,000	ELO SACA 3.25%, 07/23/2027(6)	449,903
$ 55,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(1)	54,209
180,000	Mars, Inc. 5.00%, 03/01/2032(1)	181,657
340,000	Minerva Luxembourg SA 8.88%, 09/13/2033(6)	370,162
	Picard Groupe SAS
EUR 500,000	6.38%, 07/01/2029(1)	597,473
100,000	6.38%, 07/01/2029(6)	119,495
		2,492,012
	Food Service - 0.0%
200,000	Elior Group SA 3.75%, 07/15/2026(6)	227,461
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Forest Products & Paper - 0.2%
$ 890,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	$897,660
	Gas - 0.1%
286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(10)	288,192
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	511,609
	Healthcare - Products - 0.0%
$ 121,000	Dentsply Sirona, Inc. 8.38%, 09/12/2055, (8.38% fixed rate until 06/12/2030; 5 yr. USD CMT + 4.38% thereafter)(10)	121,992
	Healthcare - Services - 0.4%
55,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(8)	56,628
	CHS/Community Health Systems, Inc.
250,000	4.75%, 02/15/2031(1)	209,184
1,075,000	6.88%, 04/15/2029(1)(8)	835,813
850,000	9.75%, 01/15/2034(1)	855,430
275,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	289,190
		2,246,245
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
30,000	6.75%, 07/01/2032(1)	30,375
260,000	8.25%, 02/01/2029(1)	269,060
930,000	8.50%, 06/15/2029(1)	970,133
205,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)(8)	210,735
200,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(10)	200,620
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	210,328
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	187,029
122,000	5.35%, 07/09/2027(1)	123,611
124,000	Athene Holding Ltd. 6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(10)	122,417
200,000	Fidelis Insurance Holdings Ltd. 7.75%, 06/15/2055, (7.75% fixed rate until 12/15/2034; 5 yr. USD CMT + 4.28% thereafter)(8)(10)	210,001
	Global Atlantic Fin Co.
288,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(10)	281,915
113,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(10)	118,086
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	562,362
118,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(10)	114,827

123

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Insurance - 0.9% - (continued)
$ 440,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(10)(11)	$477,680
350,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(10)	366,285
150,000	Pricoa Global Funding I 5.35%, 05/28/2035(1)	151,843
EUR 200,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(6)(10)(11)	232,811
		4,840,118
	Internet - 0.1%
550,000	United Group BV 6.75%, 02/15/2031(6)	648,733
	Lodging - 0.7%
	Fortune Star BVI Ltd.
845,000	3.95%, 10/02/2026(6)	948,015
$ 1,175,000	5.00%, 05/18/2026(6)	1,162,155
1,790,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	1,654,884
		3,765,054
	Media - 0.3%
200,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	187,078
	Scripps Escrow II, Inc.
50,000	3.88%, 01/15/2029(1)(8)(12)	44,389
75,000	5.38%, 01/15/2031(1)(12)	54,857
995,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	1,032,413
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(6)	268,025
		1,586,762
	Mining - 0.8%
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)(8)	42,219
20,000	6.14%, 04/01/2055(1)	20,260
84,000	6.38%, 10/06/2030(1)	89,783
1,200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	1,205,815
1,765,000	Vedanta Resources Finance II PLC 9.85%, 04/24/2033(1)	1,771,542
1,190,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(6)	1,240,715
		4,370,334
	Oil & Gas - 1.9%
1,870,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,883,892
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	60,481
45,000	5.90%, 04/18/2064	41,559
	Energean Israel Finance Ltd.
395,000	5.38%, 03/30/2028(6)	380,138
1,395,000	5.88%, 03/30/2031(6)	1,302,791
	Petroleos Mexicanos
970,000	5.95%, 01/28/2031	900,351
375,000	6.70%, 02/16/2032	357,449
440,000	6.75%, 09/21/2047	340,834
650,000	7.69%, 01/23/2050	551,046
	Raizen Fuels Finance SA
470,000	6.25%, 07/08/2032(1)	462,245
590,000	6.70%, 02/25/2037(1)	572,793
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 200,000	6.70%, 02/25/2037(6)	$194,167
115,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	117,267
935,000	Transocean, Inc. 8.50%, 05/15/2031(1)	859,047
1,830,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)(8)	1,606,212
725,000	YPF SA 6.95%, 07/21/2027(6)	724,879
		10,355,151
	Packaging & Containers - 0.2%
EUR 450,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(6)	511,637
	LABL, Inc.
$ 67,000	5.88%, 11/01/2028(1)	59,437
50,000	8.63%, 10/01/2031(1)	41,530
740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(5)(6)	700,573
		1,313,177
	Pharmaceuticals - 0.4%
	CVS Health Corp.
163,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(10)	163,135
305,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(10)	313,796
	Grifols SA
EUR 250,000	3.88%, 10/15/2028(6)(12)	280,067
425,000	7.50%, 05/01/2030(6)	511,666
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	643,601
250,000	7.88%, 09/15/2031	344,449
		2,256,714
	Pipelines - 0.4%
$ 1,020,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(6)	879,740
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(10)	378,180
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(10)	174,571
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(10)	109,724
116,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(10)	119,803
100,000	Targa Resources Corp. 5.65%, 02/15/2036	100,645
	Transcanada Trust
442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(10)	429,828
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(10)	110,769
190,000	Venture Global Plaquemines LNG LLC 6.75%, 01/15/2036(1)	195,454
		2,498,714

124

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Real Estate - 0.8%
EUR 745,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	$866,135
250,000	Canary Wharf Group Investment Holdings PLC 1.75%, 04/07/2026(6)	281,575
$ 395,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	380,348
435,000	GLP Pte. Ltd. 9.75%, 05/20/2028(6)	429,597
EUR 900,000	Peach Property Finance GmbH 4.38%, 11/15/2025(6)	1,006,251
$ 1,530,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	1,486,273
		4,450,179
	Real Estate Investment Trusts - 0.5%
675,000	Champion MTN Ltd. 2.95%, 06/15/2030(6)	565,661
1,835,000	Hudson Pacific Properties LP 4.65%, 04/01/2029(8)	1,600,076
820,000	Trust Fibra Uno 7.38%, 02/13/2034(6)	848,738
		3,014,475
	Retail - 0.4%
262,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	229,905
115,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	80,629
279,000	Staples, Inc. 10.75%, 09/01/2029(1)	261,608
810,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	848,908
GBP 200,000	Waga Bondco Ltd. 8.50%, 06/15/2030(1)	257,791
$ 365,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(6)	365,036
		2,043,877
	Savings & Loans - 0.1%
GBP 250,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(6)(10)(11)	340,276
	Semiconductors - 0.1%
$ 200,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	207,986
	Intel Corp.
65,000	3.05%, 08/12/2051	37,577
155,000	5.60%, 02/21/2054	136,963
155,000	NVIDIA Corp. 3.50%, 04/01/2040	130,206
		512,732
	Software - 0.2%
210,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	217,321
145,000	Synopsys, Inc. 5.00%, 04/01/2032	146,493
	TeamSystem SpA
EUR 400,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(3)	457,767
200,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(3)(6)	228,884
		1,050,465
	Telecommunications - 1.7%
	Africell Holding Ltd.
$ 1,580,000	10.50%, 10/23/2029(1)(8)	1,539,585
842,000	10.50%, 10/23/2029(6)	820,416
800,000	Altice France SA 5.13%, 07/15/2029(1)	692,000
	AT&T, Inc.
45,000	3.85%, 06/01/2060	31,100
90,000	4.30%, 12/15/2042	75,815
45,000	6.05%, 08/15/2056	45,618
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.6% - (continued)
	Telecommunications - 1.7% - (continued)
$ 123,000	EchoStar Corp. 6.75%, 11/30/2030(9)	$116,542
EUR 925,000	Eolo SpA 4.88%, 10/21/2028(6)	1,016,661
480,000	Iliad Holding SASU 6.88%, 04/15/2031(6)	588,975
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	231,636
$ 191,000	Level 3 Financing, Inc. 4.50%, 04/01/2030(1)	171,900
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(6)	953,734
$ 235,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	216,531
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(6)	455,252
$ 250,000	Silknet JSC 8.38%, 01/31/2027(6)	250,625
294,000	Telecom Argentina SA 9.25%, 05/28/2033(1)	303,702
299,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(10)	302,713
	Veon Midco BV
1,040,000	3.38%, 11/25/2027(6)	960,160
450,000	9.00%, 07/15/2029(1)	461,360
213,064	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(5)(6)	202,974
		9,437,299
	Water - 0.1%
275,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	295,570
	Total Corporate Bonds (cost $122,464,998)	$125,878,551
FOREIGN GOVERNMENT OBLIGATIONS - 4.3%
	Angola - 0.2%
985,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$918,173
	Argentina - 0.2%
1,295,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	854,700
420,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	424,200
		1,278,900
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	745,642
	Brazil - 0.2%
	Brazil Notas do Tesouro Nacional
BRL 3,644,000	10.00%, 01/01/2027	617,435
1,000,000	10.00%, 01/01/2029	162,161
1,255,000	10.00%, 01/01/2035	179,848
		959,444
	Bulgaria - 0.0%
EUR 105,000	Bulgaria Government International Bonds 3.13%, 03/26/2035(6)	117,527
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 180,000,000	5.00%, 10/01/2028(6)	184,513
200,000,000	6.00%, 04/01/2033(6)	210,719
		395,232

125

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.3% - (continued)
	China - 0.1%
CNY 5,160,000	China Government Bonds 2.27%, 05/25/2034	$747,414
	Colombia - 0.3%
$ 1,380,000	Colombia Government International Bonds 5.00%, 06/15/2045	962,550
	Colombia TES
COP 1,734,700,000	6.25%, 07/09/2036	274,891
2,185,200,000	7.75%, 09/18/2030	457,901
		1,695,342
	Czech Republic - 0.0%
CZK 4,230,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	189,422
	Dominican Republic - 0.0%
DOP 9,950,000	Dominican Republic International Bonds 13.63%, 02/03/2033(6)	194,434
	Gabon - 0.3%
$ 2,025,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	1,661,167
	Hungary - 0.1%
HUF 133,700,000	Hungary Government Bonds 1.50%, 04/22/2026	369,810
	India - 0.1%
	India Government Bonds
INR 6,920,000	6.10%, 07/12/2031	78,343
28,070,000	6.64%, 06/16/2035	323,803
26,180,000	7.26%, 01/14/2029	310,591
		712,737
	Indonesia - 0.1%
IDR 11,680,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	732,398
	Ivory Coast - 0.3%
EUR 1,580,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(6)	1,664,790
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,925,000	3.83%, 07/05/2034	465,114
414,000	3.90%, 11/16/2027	98,875
1,331,000	4.76%, 04/07/2037	347,109
		911,098
	Mexico - 0.2%
$ 320,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	321,440
	Mexico Bonos
MXN 4,253,800	7.75%, 05/29/2031	213,921
1,624,100	7.75%, 11/23/2034	78,053
6,047,100	7.75%, 11/13/2042	263,695
4,763,300	8.00%, 05/24/2035	231,884
$ 78,000	Mexico Government International Bonds 5.75%, 10/12/2110	61,620
		1,170,613
	Mongolia - 0.1%
575,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(6)	584,486
	Peru - 0.1%
	Peru Government Bonds
PEN 1,340,000	5.40%, 08/12/2034	352,361
945,000	6.85%, 08/12/2035(6)	270,048
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.3% - (continued)
	Peru - 0.1% - (continued)
PEN 475,000	6.95%, 08/12/2031	$145,196
25,000	7.60%, 08/12/2039(6)	7,366
		774,971
	Philippines - 0.1%
PHP 16,950,000	Philippines Government Bonds 6.25%, 03/22/2028	293,499
	Poland - 0.1%
PLN 1,330,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	351,763
	Romania - 0.6%
	Romania Government Bonds
RON 515,000	5.00%, 02/12/2029	107,531
475,000	7.10%, 07/31/2034	105,988
890,000	8.25%, 09/29/2032	209,463
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(6)	586,316
510,000	2.88%, 04/13/2042(6)	377,549
610,000	3.75%, 02/07/2034(6)	610,132
1,000,000	5.38%, 03/22/2031(6)	1,168,163
		3,165,142
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 3,869,000	8.00%, 01/31/2030	210,729
18,248,000	8.75%, 01/31/2044	839,710
4,540,000	8.88%, 02/28/2035	237,644
		1,288,083
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
$ 978,730	3.60%, 05/15/2036(1)(5)	821,155
1,431,270	3.60%, 02/15/2038(1)(5)	1,199,715
		2,020,870
	Supranational - 0.0%
IDR 2,419,000,000	European Bank for Reconstruction & Development 4.60%, 12/09/2025	146,304
MXN 1,075,000	International Bank for Reconstruction & Development 6.75%, 06/17/2027(6)	55,133
		201,437
	Thailand - 0.1%
	Thailand Government Bonds
THB 5,243,000	3.65%, 06/20/2031	180,965
14,538,000	3.78%, 06/25/2032	512,324
		693,289
	Uruguay - 0.1%
UYU 8,225,000	Uruguay Government International Bonds 9.75%, 07/20/2033	220,186
	Total Foreign Government Obligations (cost $23,072,809)	$24,057,869
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.2%
$ 725,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$748,142
	Tobacco - 0.0%
25,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	22,028

126

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
$ 5,000	5.18%, 11/15/2049	$4,497
5,000	6.20%, 11/15/2026	5,044
125,000	6.81%, 11/15/2040	134,580
		144,121
	Total Municipal Bonds (cost $934,496)	$914,291
SENIOR FLOATING RATE INTERESTS - 8.0%(13)
	Aerospace & Defense - 0.1%
129,675	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$129,745
	TransDigm, Inc.
295,130	6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	295,953
272,937	6.80%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	273,680
		699,378
	Airlines - 0.1%
322,563	JetBlue Airways Corp. 9.07%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	302,725
260,000	Vista Management Holding, Inc. 8.04%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	260,866
		563,591
	Apparel - 0.2%
790,559	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	788,583
240,093	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	240,592
249,375	Varsity Brands, Inc. 7.58%, 08/26/2031, 3 mo. USD Term SOFR + 3.25%	249,936
		1,279,111
	Auto Parts & Equipment - 0.2%
310,000	Clarios Global LP 7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	309,870
	First Brands Group LLC
494,832	9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	483,080
200,000	13.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	187,000
		979,950
	Beverages - 0.1%
495,003	Pegasus Bidco BV 7.58%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	495,830
	Chemicals - 0.2%
129,350	A-AP Buyer, Inc. 7.11%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	129,997
494,513	INEOS U.S. Finance LLC 7.36%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	453,715
338,736	Nouryon Finance BV 7.51%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	338,526
		922,238
	Commercial Services - 0.7%
791,774	Allied Universal Holdco LLC 8.21%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	793,049
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(13) - (continued)
	Commercial Services - 0.7% - (continued)
$ 262,514	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	$263,433
348,252	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	348,761
372,886	Camelot U.S. Acquisition LLC 7.11%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	372,420
396,005	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	394,686
296,992	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	298,189
247,506	Garda World Security Corp. 7.34%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	247,157
297,750	OMNIA Partners LLC 6.81%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	298,229
348,237	Ryan LLC 7.86%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	348,282
173,439	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	173,523
245,499	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	243,351
384,991	Wand NewCo 3, Inc. 6.86%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	384,051
		4,165,131
	Construction Materials - 0.3%
395,897	Chamberlain Group, Inc. 7.71%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	395,834
247,416	Cornerstone Building Brands, Inc. 7.69%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	225,156
347,375	Emerald Borrower LP 6.86%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	347,399
395,257	Quikrete Holdings, Inc. 6.61%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	394,818
297,750	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	289,422
		1,652,629
	Distribution/Wholesale - 0.2%
221,744	American Builders & Contractors Supply Co., Inc. 6.11%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	222,161
256,510	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	257,044
495,013	Windsor Holdings III LLC 7.10%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	494,859
		974,064
	Diversified Financial Services - 0.2%
297,007	Blackhawk Network Holdings, Inc. 8.36%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	298,029

127

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(13) - (continued)
	Diversified Financial Services - 0.2% - (continued)
$ 308,450	Focus Financial Partners LLC 7.11%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	$308,521
298,500	Hightower Holding LLC 7.26%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	298,500
		905,050
	Electronics - 0.1%
387,733	Coherent Corp. 6.36%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	388,315
300,000	LSF12 Crown U.S. Commercial Bidco LLC 7.86%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	301,626
		689,941
	Engineering & Construction - 0.2%
495,890	Brown Group Holding LLC 6.83%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	496,381
247,474	KKR Apple Bidco LLC 6.86%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	248,034
170,000	Tecta America Corp. 7.36%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	170,292
		914,707
	Entertainment - 0.3%
224,910	Banijay Entertainment SAS 7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	224,909
494,987	Caesars Entertainment, Inc. 6.61%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	493,874
496,250	Light & Wonder International, Inc. 6.59%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	496,374
296,985	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	295,221
258,700	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	259,295
		1,769,673
	Environmental Control - 0.1%
595,373	Filtration Group Corp. 7.36%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	596,432
	Food - 0.2%
496,250	B&G Foods, Inc. 7.86%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	457,379
197,927	CHG PPC Parent LLC 7.47%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	198,052
135,000	Froneri Lux Finco SARL 6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	134,680
150,036	U.S. Foods, Inc. 6.11%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	151,008
		941,119
	Food Service - 0.0%
99,252	Golden State Foods LLC 8.59%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,625
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(13) - (continued)
	Hand/Machine Tools - 0.1%
$ 315,000	Alliance Laundry Systems LLC 6.86%, 08/19/2031, 1 mo. USD Term SOFR + 2.50%	$314,468
104,213	Madison Safety & Flow LLC 7.11%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	104,625
		419,093
	Healthcare - Products - 0.1%
237,526	Insulet Corp. 6.36%, 08/04/2031, 1 mo. USD Term SOFR + 2.00%	238,476
496,250	Medline Borrower LP 6.61%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	496,562
		735,038
	Healthcare - Services - 0.1%
197,933	ADMI Corp. 7.85%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	184,325
346,491	Heartland Dental LLC 8.86%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	346,751
		531,076
	Home Furnishings - 0.1%
597,004	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	596,472
184,712	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	184,943
		781,415
	Insurance - 0.7%
495,758	Acrisure LLC 7.36%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	495,138
450,789	Alliant Holdings Intermediate LLC 7.10%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	450,744
593,985	AssuredPartners, Inc. 7.86%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	595,120
	Asurion LLC
494,911	8.46%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	490,402
250,000	9.72%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	234,493
508,306	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	508,713
298,500	Ryan Specialty Group LLC 6.61%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	298,252
693,254	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	693,829
469,322	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	468,810
		4,235,501
	Internet - 0.2%
197,938	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	101,938
	MH Sub I LLC
472,773	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	449,844

128

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(13) - (continued)
	Internet - 0.2% - (continued)
$ 558,781	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	$496,851
99,750	Plano HoldCo, Inc. 7.80%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	96,508
		1,145,141
	Investment Company Security - 0.1%
144,275	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	144,429
215,000	Nvent Electric PLC 7.86%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	215,942
		360,371
	IT Services - 0.4%
744,375	Fortress Intermediate 3, Inc. 7.32%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	744,375
744,384	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	718,174
107,419	NCR Atleos LLC 8.06%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	108,278
742,079	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	659,523
		2,230,350
	Leisure Time - 0.1%
593,814	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	582,864
272,254	Recess Holdings, Inc. 8.07%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	273,106
		855,970
	Machinery-Diversified - 0.1%
346,513	TK Elevator Midco GmbH 7.20%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	348,246
	Media - 0.1%
272,939	Century De Buyer LLC 7.81%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	273,247
	EW Scripps Co.
62,184	7.81%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	60,197
83,781	10.21%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	84,619
299,748	NEP Group, Inc. 7.84%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	283,412
		701,475
	Miscellaneous Manufacturing - 0.1%
347,375	LTI Holdings, Inc. 8.61%, 07/29/2029, 1 mo. USD Term SOFR + 4.25%	347,636
	Oil & Gas - 0.0%
99,750	Hilcorp Energy I LP 6.34%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	99,844
	Packaging & Containers - 0.3%
992,513	Berlin Packaging LLC 7.81%, 06/07/2031, 1 mo. USD Term SOFR + 3.25%	994,547
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(13) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 497,959	Clydesdale Acquisition Holdings, Inc. 7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$497,611
346,396	TricorBraun Holdings, Inc. 7.72%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	346,095
		1,838,253
	Pharmaceuticals - 0.1%
100,000	Amneal Pharmaceuticals LLC 7.85%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	99,958
275,000	Bausch Health Cos., Inc. 10.61%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	269,071
		369,029
	Pipelines - 0.2%
193,538	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	194,103
495,000	Oryx Midstream Services Permian Basin LLC 6.60%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	495,525
353,225	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	353,977
296,523	Traverse Midstream Partners LLC 7.31%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	296,893
		1,340,498
	REITS - 0.0%
272,236	Iron Mountain, Inc. 6.36%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	272,010
	Retail - 0.4%
272,250	1011778 BC Unlimited Liability Co. 6.11%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	271,357
169,575	Flynn Restaurant Group LP 8.11%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	169,522
247,494	Foundation Building Materials Holding Co. LLC 8.31%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	238,141
172,279	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	172,236
294,759	IRB Holding Corp. 6.86%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	294,624
248,125	Johnstone Supply LLC 6.85%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	248,125
495,000	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	460,429
66,111	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	66,639
203,975	White Cap Buyer LLC 7.58%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	203,553
		2,124,626
	Software - 1.0%
198,477	Ascend Learning LLC 7.36%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	198,477

129

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.0%(13) - (continued)
	Software - 1.0% - (continued)
$ 570,636	AthenaHealth Group, Inc. 7.11%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	$569,797
498,750	Boxer Parent Co., Inc. 7.33%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	498,585
494,871	Cast & Crew Payroll LLC 8.11%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	469,850
272,253	Cotiviti Corp. 7.08%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	271,347
345,244	Dun & Bradstreet Corp. 6.60%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	345,134
346,419	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	342,522
272,938	Epicor Software Corp. 7.11%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	273,279
600,000	Evertec Group LLC 7.11%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	602,628
494,859	Polaris Newco LLC 8.32%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	484,714
495,000	Rocket Software, Inc. 8.11%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	495,931
426,974	SS&C Technologies, Inc. 6.36%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	428,310
395,252	UKG, Inc. 6.81%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	395,094
		5,375,668
	Telecommunications - 0.3%
495,000	Crown Subsea Communications Holding, Inc. 7.82%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	497,683
497,503	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	497,195
247,481	Venga Finance SARL 8.34%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	247,946
247,445	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	247,806
		1,490,630
	Transportation - 0.3%
597,586	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	598,190
198,251	Genesee & Wyoming, Inc. 6.05%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	197,803
	Savage Enterprises LLC
220,000	6.85%, 07/30/2032, 1 mo. USD Term SOFR + 2.50%	220,000
298,411	7.08%, 09/15/2028, 1 mo. USD Term SOFR + 2.75%	298,658
276,500	Third Coast Infrastructure LLC 8.61%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	276,500
		1,591,151
	Total Senior Floating Rate Interests (cost $45,336,031)	$44,841,490
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 12.6%
	Mortgage-Backed Agencies - 12.6%
	Farm Credit Bank of Texas - 0.1%
$ 250,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(10)(11)	$253,750
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(10)(11)	335,553
		589,303
	Federal Home Loan Mortgage Corp. - 1.1%
292,071	3.00%, 12/25/2052(14)	51,639
212,595	3.50%, 06/25/2049(14)	38,266
260,125	4.50%, 05/25/2050(14)	52,529
1,143,232	5.50%, 11/01/2054	1,137,493
600,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(3)	627,416
1,280,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(3)	1,362,704
1,250,000	12.06%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	1,496,842
1,375,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(3)	1,469,958
		6,236,847
	Federal National Mortgage Association - 0.0%
266,522	6.00%, 04/01/2039	273,656
	Government National Mortgage Association - 1.8%
715,000	2.50%, 08/20/2054(15)	601,164
309,206	3.50%, 08/20/2051(14)	56,083
2,805,115	4.00%, 11/20/2052	2,603,554
2,875,000	4.00%, 08/20/2054(15)	2,647,230
1,394,673	4.50%, 10/20/2052	1,332,298
590,000	5.50%, 08/20/2054(15)	588,407
70,000	6.00%, 08/20/2054(15)	70,938
1,834,908	6.00%, 04/20/2055	1,861,043
		9,760,717
	Tennessee Valley Authority Power - 0.0%
100,000	4.88%, 05/15/2035	101,449
	Uniform Mortgage-Backed Security - 9.6%
600,000	2.00%, 08/01/2054(15)	469,251
2,675,000	3.50%, 08/01/2054(15)	2,389,386
3,325,000	4.00%, 08/01/2054(15)	3,066,332
5,810,000	4.50%, 08/01/2039(15)	5,739,551
1,475,000	4.50%, 08/01/2054(15)	1,399,028
2,565,000	5.00%, 08/01/2054(15)	2,496,252
2,880,000	5.50%, 08/01/2039(15)	2,928,466
34,595,000	6.00%, 08/01/2054(15)	35,073,166
		53,561,432
	Total U.S. Government Agencies (cost $70,590,877)	$70,523,404
U.S. GOVERNMENT SECURITIES - 5.6%
	U.S. Treasury Securities - 5.6%
	U.S. Treasury Bonds - 0.9%
1,981,400	3.00%, 08/15/2048(16)	$1,448,047
550,000	3.63%, 02/15/2053(16)	442,557
1,394,900	3.63%, 05/15/2053(16)(17)	1,121,205
40,000	4.50%, 11/15/2054	37,525
280,000	4.75%, 02/15/2045	275,231
500,000	4.75%, 11/15/2053(16)	488,106
748,000	4.75%, 05/15/2055(18)	731,638
238,600	5.00%, 05/15/2045	242,104
		4,786,413
	U.S. Treasury Inflation-Indexed Bonds - 1.4%
5,119,938	0.25%, 02/15/2050(16)(18)(19)	2,918,981
3,620,415	0.75%, 02/15/2042(19)	2,791,331

130

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 5.6% - (continued)
	U.S. Treasury Securities - 5.6% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 1.4% - (continued)
$ 696,175	0.75%, 02/15/2045(19)	$503,278
678,310	1.00%, 02/15/2046(19)	508,194
1,641,296	1.38%, 02/15/2044(16)(19)	1,367,247
		8,089,031
	U.S. Treasury Inflation-Indexed Notes - 0.8%
4,276,912	1.88%, 07/15/2034(16)(18)(19)	4,270,374
	U.S. Treasury Notes - 2.5%
120,000	3.75%, 04/15/2028	119,550
65,000	3.88%, 04/30/2030	64,802
7,115,000	3.88%, 06/30/2030(17)	7,089,430
80,000	4.25%, 11/15/2034	79,500
6,675,000	4.25%, 05/15/2035	6,616,594
		13,969,876
	Total U.S. Government Securities (cost $32,329,197)	$31,115,694
COMMON STOCKS - 24.3%
	Automobiles & Components - 0.3%
5,999	BYD Co. Ltd. Class H	$87,590
12,822	Ford Motor Co.	141,940
48,963	Honda Motor Co. Ltd.	506,909
3,424	Mercedes-Benz Group AG	193,868
42,659	Toyota Motor Corp.	758,801
		1,689,108
	Banks - 2.9%
5,520	ANZ Group Holdings Ltd.	108,322
20,642	Banco Bilbao Vizcaya Argentaria SA	344,273
340,577	Bank Mandiri Persero Tbk. PT	92,716
21,175	CaixaBank SA	199,221
9,237	Commonwealth Bank of Australia	1,048,672
1,024,084	E.Sun Financial Holding Co. Ltd.	1,095,251
12,458	Huntington Bancshares, Inc.	204,685
8,799	JP Morgan Chase & Co.	2,606,616
22,731	KeyCorp	407,339
1,067,973	Lloyds Banking Group PLC	1,095,150
3,580	M&T Bank Corp.	675,546
11,975	Mizuho Financial Group, Inc.	351,247
6,397	Powszechna Kasa Oszczednosci Bank Polski SA	140,072
4,889	Regions Financial Corp.	123,838
701,071	Shanghai Commercial & Savings Bank Ltd.	1,006,489
575,800	Shanghai Pudong Development Bank Co. Ltd. Class A	1,024,012
1,284,542	SinoPac Financial Holdings Co. Ltd.	1,059,887
17,347	Standard Bank Group Ltd.	223,212
15,165	Toronto-Dominion Bank	1,104,541
25,490	Truist Financial Corp.	1,114,168
23,560	U.S. Bancorp	1,059,258
630,039	Union Bank of India Ltd.	935,678
1,464	Wells Fargo & Co.	118,042
		16,138,235
	Capital Goods - 1.3%
16,118	ACS Actividades de Construccion y Servicios SA	1,112,380
4,484	BAE Systems PLC	106,991
22,494	Bouygues SA	926,224
1,013	Emerson Electric Co.	147,402
170,293	Keppel Ltd.	1,106,366
13,101	Kone OYJ Class B	804,512
611	Lockheed Martin Corp.	257,219
12,395	PACCAR, Inc.	1,224,130
1,836	Siemens AG	467,635
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.3% - (continued)
	Capital Goods - 1.3% - (continued)
3,525	Stanley Black & Decker, Inc.	$238,466
13,274	Sumitomo Corp.	339,280
4,201	Vinci SA	583,556
		7,314,161
	Commercial & Professional Services - 0.1%
3,575	Paychex, Inc.	515,980
	Consumer Discretionary Distribution & Retail - 0.2%
3,920	Genuine Parts Co.	505,209
1,488	Home Depot, Inc.	546,855
4,569	Pop Mart International Group Ltd.(1)	142,525
		1,194,589
	Consumer Durables & Apparel - 0.3%
884	Garmin Ltd.	193,384
26,688	Sankyo Co. Ltd.	498,006
39,168	Sekisui House Ltd.	821,620
		1,513,010
	Consumer Services - 0.3%
1,168	Evolution AB(1)	103,906
2,025	McDonald's Corp.	607,642
38,414	OPAP SA	861,856
		1,573,404
	Consumer Staples Distribution & Retail - 0.4%
80,214	Coles Group Ltd.	1,067,966
26,667	Koninklijke Ahold Delhaize NV	1,053,251
		2,121,217
	Energy - 1.7%
4,498	Aker BP ASA	108,207
10,395	Baker Hughes Co.	468,295
264,788	Bharat Petroleum Corp. Ltd.	989,496
9,368	Chevron Corp.	1,420,563
88,934	Coal India Ltd.	380,321
4,102	Coterra Energy, Inc.	100,048
16,628	Eni SpA	283,796
2,599	EOG Resources, Inc.	311,932
18,794	Exxon Mobil Corp.	2,098,162
218,753	Hindustan Petroleum Corp. Ltd.	1,038,604
12,922	ONEOK, Inc.	1,061,025
32,697	ORLEN SA	728,113
9,941	TotalEnergies SE	591,146
		9,579,708
	Equity Real Estate Investment Trusts (REITs) - 1.0%
10,762	Alexandria Real Estate Equities, Inc. REIT	822,539
11,093	BXP, Inc. REIT	725,815
1,041	Digital Realty Trust, Inc. REIT	183,674
877	Extra Space Storage, Inc. REIT	117,834
19,104	Gaming & Leisure Properties, Inc. REIT	870,760
24,204	Healthpeak Properties, Inc. REIT	410,016
2,444	Simon Property Group, Inc. REIT	400,303
464,295	Stockland REIT	1,646,058
6,724	WP Carey, Inc. REIT	431,412
		5,608,411
	Financial Services - 1.2%
29,916	Annaly Capital Management, Inc. REIT	608,192
748	Apollo Global Management, Inc.	108,699
4,100	Ares Management Corp. Class A	760,673
737	Blackrock, Inc.	815,130
1,356	Blackstone, Inc.	234,534
3,638	CME Group, Inc.	1,012,383
162,883	FirstRand Ltd.	691,692

131

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.3% - (continued)
	Financial Services - 1.2% - (continued)
50,874	Franklin Resources, Inc.	$1,220,976
11,663	T. Rowe Price Group, Inc.	1,183,211
		6,635,490
	Food, Beverage & Tobacco - 2.1%
21,541	Altria Group, Inc.	1,334,249
12,693	British American Tobacco PLC	680,057
19,766	Campbell's Co.	630,931
11,275	Coca-Cola Co.	765,460
26,404	Conagra Brands, Inc.	482,137
10,925	General Mills, Inc.	535,106
2,275,988	Indofood Sukses Makmur Tbk. PT	1,175,219
941	J.M. Smucker Co.	101,007
40,169	JDE Peet's NV	1,191,214
32,848	Kraft Heinz Co.	902,006
2,679	Nestle SA	234,083
4,863	PepsiCo, Inc.	670,705
10,552	Philip Morris International, Inc.	1,731,056
1,496,059	Want Want China Holdings Ltd.	1,081,313
		11,514,543
	Health Care Equipment & Services - 0.1%
8,886	CVS Health Corp.	551,821
1,838	Medtronic PLC	165,861
		717,682
	Household & Personal Products - 0.2%
749	Kimberly-Clark Corp.	93,340
5,125	Procter & Gamble Co.	771,159
5,125	Unilever PLC	297,355
		1,161,854
	Insurance - 2.6%
14,054	Admiral Group PLC	633,505
3,541	Allianz SE	1,399,324
26,106	AXA SA	1,267,946
15,259	CNA Financial Corp.	676,431
12,245	Generali	456,809
11,251	Gjensidige Forsikring ASA	295,942
201,666	Insurance Australia Group Ltd.	1,132,035
160,130	Legal & General Group PLC	541,730
17,705	MS&AD Insurance Group Holdings, Inc.	378,286
996	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	652,052
214,012	New China Life Insurance Co. Ltd. Class H	1,369,443
49,878	Phoenix Group Holdings PLC	436,187
1,853	Prudential Financial, Inc.	191,934
116,314	Sanlam Ltd.(8)	559,597
17,534	Sun Life Financial, Inc.	1,069,048
93,151	Suncorp Group Ltd.	1,248,667
316	Swiss Life Holding AG	327,312
2,058	Swiss Re AG	368,385
16,574	Tokio Marine Holdings, Inc.	665,494
14,014	Tryg AS	338,045
1,006	Zurich Insurance Group AG	686,199
		14,694,371
	Materials - 1.1%
2,897	BASF SE	141,980
5,111	BHP Group Ltd.	129,079
29,105	Dow, Inc.	677,856
384,841	Evraz PLC*(2)	—
95,073	Grupo Mexico SAB de CV Series B	593,117
2,334	International Paper Co.	109,091
13,740	LyondellBasell Industries NV Class A	795,958
46,742	Norsk Hydro ASA	277,039
117,706	Northern Star Resources Ltd.	1,169,448
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.3% - (continued)
	Materials - 1.1% - (continued)
4,495	Rio Tinto Ltd.	$319,675
15,237	Rio Tinto PLC	907,506
65,749	Shandong Gold Mining Co. Ltd. Class H(1)(8)	203,323
5,339	Smurfit WestRock PLC	239,821
12,532	UPM-Kymmene OYJ	324,801
55,959	Zhaojin Mining Industry Co. Ltd. Class H	138,959
99,276	Zijin Mining Group Co. Ltd. Class H	263,246
		6,290,899
	Media & Entertainment - 0.1%
9,611	Interpublic Group of Cos., Inc.	236,431
6,680	Omnicom Group, Inc.	481,294
		717,725
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
6,209	AbbVie, Inc.	1,173,625
900	Amgen, Inc.	265,590
17,499	Bristol-Myers Squibb Co.	757,882
3,924	Gilead Sciences, Inc.	440,626
8,437	Johnson & Johnson	1,389,911
13,774	Merck & Co., Inc.	1,076,025
5,517	Novo Nordisk AS Class B	256,585
60,067	Pfizer, Inc.	1,398,960
2,941	Roche Holding AG	917,807
2,021	Sanofi SA	181,426
		7,858,437
	Semiconductors & Semiconductor Equipment - 1.1%
1,339	Analog Devices, Inc.	300,780
890	Broadcom, Inc.	261,393
3,113	Marvell Technology, Inc.	250,192
5,072	Microchip Technology, Inc.	342,816
3,826	NVIDIA Corp.	680,531
9,283	QUALCOMM, Inc.	1,362,373
55,310	Realtek Semiconductor Corp.	1,057,575
7,523	Texas Instruments, Inc.	1,362,114
1,854	Tokyo Electron Ltd.	294,746
		5,912,520
	Software & Services - 1.2%
334	Accenture PLC Class A	89,211
15,665	Gen Digital, Inc.	461,961
17,600	Infosys Ltd.	299,322
6,741	International Business Machines Corp.	1,706,484
1,804	Microsoft Corp.	962,434
218	MongoDB, Inc.*	51,860
3,745	Obic Co. Ltd.	133,332
722	Oracle Corp.	183,222
24,212	Otsuka Corp.	458,749
44,016	Sage Group PLC	706,749
748	SAP SE	213,895
8,671	SCSK Corp.	269,797
616,338	Shanghai Baosight Software Co. Ltd. Class B	847,193
1,718	Trend Micro, Inc.	104,761
		6,488,970
	Technology Hardware & Equipment - 1.6%
31,825	AAC Technologies Holdings, Inc.	160,913
5,847	Accton Technology Corp.	172,686
15,543	Amano Corp.	433,708
2,332	Apple, Inc.	484,053
12,393	Asia Vital Components Co. Ltd.	376,676
27,694	BYD Electronic International Co. Ltd.	115,235
23,156	Canon, Inc.	657,692
28,593	Cisco Systems, Inc.	1,946,611
18,955	Delta Electronics, Inc.	357,076
22,275	E Ink Holdings, Inc.	151,675

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.3% - (continued)
	Technology Hardware & Equipment - 1.6% - (continued)
7,400	Elite Material Co. Ltd.	$271,259
14,169	Gigabyte Technology Co. Ltd.	128,550
42,814	HP, Inc.	1,061,787
2,818	King Slide Works Co. Ltd.	248,124
12,332	Kyocera Corp.	145,571
92,202	Lenovo Group Ltd.	118,226
2,661	Lotes Co. Ltd.	124,428
9,361	Murata Manufacturing Co. Ltd.	139,330
24,805	Quanta Computer, Inc.	231,038
6,235	Seagate Technology Holdings PLC	978,957
3,715	Shimadzu Corp.	82,238
22,774	Sunny Optical Technology Group Co. Ltd.	211,009
3,137	Wiwynn Corp.	286,303
		8,883,145
	Telecommunication Services - 1.4%
9,460	AT&T, Inc.	259,299
24,401	Chunghwa Telecom Co. Ltd. ADR	1,059,003
232,151	Koninklijke KPN NV	1,037,134
104,630	LG Uplus Corp.	1,101,398
357,088	Singapore Telecommunications Ltd.	1,064,175
331	Swisscom AG	229,990
283,701	Taiwan Mobile Co. Ltd.	1,000,131
13,330	Telenor ASA	204,494
34,553	Verizon Communications, Inc.	1,477,486
66,878	Vodacom Group Ltd.	510,610
		7,943,720
	Transportation - 0.1%
74,423	Atlas Arteria Ltd.	245,833
5,264	United Parcel Service, Inc. Class B	453,546
		699,379
	Utilities - 1.6%
78,569	APA Group	422,574
2,889	Dominion Energy, Inc.	168,862
4,295	Duke Energy Corp.	522,444
3,203	Edison International	166,940
35,306	Endesa SA	1,021,382
4,144	Eversource Energy	273,918
130,009	Iberdrola SA	2,285,080
113,567	Manila Electric Co.	1,045,480
28,743	National Grid PLC	403,899
69,014	Public Power Corp. SA	1,119,372
542,224	Ratch Group PCL	438,510
36,909	Snam SpA	213,897
67,861	Terna - Rete Elettrica Nazionale	656,619
		8,738,977
	Total Common Stocks (cost $129,340,928)	$135,505,535
EQUITY LINKED SECURITIES - 10.6%
	Banks - 0.6%
39,820	Wells Fargo & Co. (BNP Paribas Issuance BV) 12.00%, 08/20/2025*(1)	$3,194,103
	Commercial & Professional Services - 0.6%
13,655	Cintas Corp. (BNP Paribas Issuance BV) 12.00%, 09/24/2025*(1)	3,061,381
	Consumer Discretionary Distribution & Retail - 0.6%
14,670	Amazon.com, Inc. (Societe Generale SA) 12.00%, 08/20/2025*	3,253,988
Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.6% - (continued)
	Consumer Durables & Apparel - 0.4%
24,147	Tapestry, Inc. (Nomura America Finance LLC) 12.00%, 08/20/2025*	$2,267,140
	Consumer Staples Distribution & Retail - 0.6%
45,940	Kroger Co. (Nomura America Finance LLC) 12.00%, 09/24/2025*	3,241,501
	Energy - 0.4%
18,001	Exxon Mobil Corp. (Royal Bank of Canada) 12.00%, 10/22/2025*(1)	1,984,507
	Financial Services - 0.5%
5,417	Mastercard, Inc. (Mizuho Markets Cayman LP) 12.00%, 10/22/2025*	3,044,436
	Health Care Equipment & Services - 0.6%
19,168	Boston Scientific Corp. (Nomura America Finance LLC) 12.00%, 08/20/2025*	2,026,861
5,347	Elevance Health, Inc. (BNP Paribas Issuance BV) 12.00%, 09/24/2025*(1)	1,544,161
		3,571,022
	Insurance - 0.3%
23,857	American International Group, Inc. (BNP Paribas Issuance BV) 12.00%, 09/24/2025*(1)	1,880,496
	Media & Entertainment - 1.6%
16,396	Alphabet, Inc. (Mizuho Markets Cayman LP) 12.00%, 10/22/2025*	3,129,762
4,326	Meta Platforms, Inc. (Nomura America Finance LLC) 12.00%, 09/24/2025*	3,239,508
2,362	Netflix, Inc. (Royal Bank of Canada) 12.00%, 10/22/2025*(1)	2,776,758
		9,146,028
	Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
3,952	Eli Lilly & Co. (Royal Bank of Canada) 12.00%, 10/22/2025*(1)	2,955,735
	Semiconductors & Semiconductor Equipment - 1.3%
11,979	Broadcom, Inc. (BNP Paribas Issuance BV) 12.00%, 09/24/2025*(1)	3,324,567
23,179	Nvidia Corp. (Royal Bank of Canada) 12.00%, 10/22/2025*(1)	4,089,373
		7,413,940
	Software & Services - 1.1%
10,673	International Business Machines Corp. (Mizuho Markets Cayman LP) 12.00%, 10/22/2025*	2,768,791
6,642	Microsoft Corp. (Bank of Montreal) 12.00%, 08/20/2025*(1)	3,127,990
		5,896,781
	Technology Hardware & Equipment - 1.2%
14,243	Apple, Inc. (Societe Generale SA) 12.00%, 08/20/2025*	2,968,010
33,355	Arista Networks, Inc. (BNP Paribas Issuance BV) 12.00%, 09/24/2025*(1)	3,507,647
		6,475,657

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 10.6% - (continued)
	Transportation - 0.3%
20,201	United Parcel Service, Inc. (Mizuho Markets Cayman LP) 12.00%, 10/22/2025*	$1,764,483
	Total Equity Linked Securities (cost $58,148,525)	$59,151,198
PREFERRED STOCKS - 1.4%
	Automobiles & Components - 0.1%
2,176	Bayerische Motoren Werke AG (Preference Shares)(20)	$190,238
1,965	Hyundai Motor Co. (Preference Shares)(20)	232,551
3,175	Hyundai Motor Co. (Preference Shares)(20)	367,574
		790,363
	Banks - 0.2%
402	Bank of America Corp. Series L, 7.25%(8)(11)(21)	490,440
14,650	Citizens Financial Group, Inc. Series I, 6.50%*(11)(21)	367,275
		857,715
	Capital Goods - 0.1%
8,471	Boeing Co. (Preference Shares), 6.00%	598,900
	Financial Services - 0.2%
8,500	Ares Management Corp. Series B, 6.75%	481,100
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%(8)	119,021
1,125	KKR & Co., Inc. Series D, 6.25%	64,631
4,525	Morgan Stanley Series O, 4.25%(8)(11)(21)	78,780
8,750	Morgan Stanley Series Q, 6.63%(11)(21)	225,400
11,950	Synchrony Financial Series B, 8.25%(8)(11)(21)	309,983
		1,278,915
	Insurance - 0.1%
10,194	Enstar Group Ltd. Series D, 7.00%(11)(21)	234,462
845	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)(20)	201,618
		436,080
	Technology Hardware & Equipment - 0.2%
25,508	Samsung Electronics Co. Ltd. (Preference Shares)(20)	1,050,278
	Telecommunication Services - 0.1%
2,475	U.S. Cellular Corp. (Preference Shares), 6.25%	63,236
5,612	U.S. Cellular Corp. (Preference Shares), 5.50%	124,418
8,038	U.S. Cellular Corp. (Preference Shares), 5.50%	180,534
		368,188
	Utilities - 0.4%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%	1,693,570
5,145	PG&E Corp. Series A, 6.00%	195,561
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.4% - (continued)
	Utilities - 0.4% - (continued)
1,669	Sempra (Preference Shares), 5.75%(8)		$37,035
10,106	Southern Co. (Preference Shares), 6.50%		263,666
			2,189,832
	Total Preferred Stocks (cost $7,603,579)		$7,570,271
	Total Long-Term Investments (cost $585,527,577)		$596,581,510
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.4%
$ 2,093,127
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value of
$2,093,381; collateralized by
U.S. Treasury Inflation-Indexed
Note at 1.63%, maturing
10/15/2027, with a market value of
$2,135,038
			$2,093,127
	Securities Lending Collateral - 1.3%
7,492,597	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(22)		7,492,597
	Total Short-Term Investments (cost $9,585,724)		$9,585,724
	Total Investments Excluding Purchased Options (cost $595,113,301)	108.7%	$606,167,234
	Total Purchased Options (cost $36,978)	0.0%	$36,524
	Total Investments (cost $595,150,279)	108.7%	$606,203,758
	Other Assets and Liabilities	(8.7)%	(48,350,319)
	Net Assets	100.0%	$557,853,439
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$169,981,506, representing 30.5% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $67,635,676, representing 12.1% of net assets.

(7)	Security is a zero-coupon bond.
(8)	Represents entire or partial securities on loan.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(14)	Securities disclosed are interest-only strips.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $7,491,373.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2025, the market value of securities pledged was $18,195.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $3,510,034.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Currently no rate available.
(21)	Perpetual security with no stated maturity date.
(22)	Current yield as of period end.

OTC Swaptions Outstanding at July 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	350,000	$18,546	$18,489	$57
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	350,000	$17,978	$18,489	$(511)
Total purchased OTC swaption contracts							$36,524	$36,978	$(454)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	122	09/15/2025	$8,921,261	$7,226
CAC 40 Index Future	3	08/15/2025	266,305	(1,679)
Canadian 10-Year Bond Future	178	09/18/2025	15,482,506	(92,921)
FTSE MIB Index Future	1	09/19/2025	234,573	9,242

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Futures Contracts Outstanding at July 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Hang Seng Index Future	8	08/28/2025	$1,260,943	$(40,205)
IBEX 35 Index Future	1	08/15/2025	164,519	4,828
Long Gilt Future	53	09/26/2025	6,450,688	50,252
MSCI Emerging Markets Index Future	12	09/19/2025	742,980	(1,122)
MSCI Singapore Index Future	15	08/28/2025	487,754	(5,108)
S&P 500 (E-Mini) Future	102	09/19/2025	32,508,675	1,162,408
Stockholm OMXS30 Index Future	2	08/15/2025	52,736	411
TOPIX Future	6	09/11/2025	1,173,342	56,620
U.S. Treasury 2-Year Note Future	170	09/30/2025	35,187,344	(105,379)
U.S. Treasury 5-Year Note Future	330	09/30/2025	35,696,719	158,542
U.S. Treasury 10-Year Note Future	422	09/19/2025	46,868,375	290,802
U.S. Treasury 10-Year Ultra Future	82	09/19/2025	9,272,406	(38,431)
U.S. Treasury Long Bond Future	175	09/19/2025	19,982,812	443,474
U.S. Treasury Ultra Bond Future	138	09/19/2025	16,189,125	279,950
Total				$2,178,910
Short position contracts:
Euro BUXL 30-Year Bond Future	(11)	09/08/2025	$(1,473,494)	$47,189
Euro-BOBL Future	(161)	09/08/2025	(21,546,382)	165,268
Euro-BTP Italian Bond Future	(66)	09/08/2025	(9,095,542)	13,229
Euro-BUND Future	(37)	09/08/2025	(5,476,502)	19,573
French Government Bond Future	(104)	09/08/2025	(14,632,642)	140,562
FTSE 100 Index Future	(8)	09/19/2025	(963,969)	(34,870)
Japanese 10-Years Bond Future	(22)	09/12/2025	(20,137,003)	39,279
SPI 200 Future	(2)	09/18/2025	(279,649)	(3,409)
Total				$386,821
Total futures contracts				$2,565,731

TBA Sale Commitments Outstanding at July 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$690,000	08/20/2054	$(580,144)	$(1,595)
Government National Mortgage Association, 3.00%	2,705,000	08/20/2054	(2,363,144)	12,818
Government National Mortgage Association, 4.00%	2,875,000	08/20/2054	(2,647,230)	(414)
Government National Mortgage Association, 4.50%	1,315,000	08/20/2054	(1,247,779)	(6,612)
Uniform Mortgage-Backed Security, 2.50%	1,195,000	08/01/2054	(978,975)	3,744
Uniform Mortgage-Backed Security, 3.00%	1,770,000	08/01/2055	(1,514,504)	6,659
Uniform Mortgage-Backed Security, 3.50%	3,100,000	08/01/2054	(2,769,007)	7,954
Uniform Mortgage-Backed Security, 4.00%	3,800,000	08/01/2054	(3,504,380)	(5,856)
Uniform Mortgage-Backed Security, 4.50%	3,850,000	08/01/2039	(3,803,317)	7,130
Uniform Mortgage-Backed Security, 5.00%	3,045,000	08/01/2054	(2,963,387)	3,466
Uniform Mortgage-Backed Security, 5.00%	2,200,000	08/01/2039	(2,205,920)	(610)
Uniform Mortgage-Backed Security, 5.50%	1,490,000	08/01/2054	(1,482,111)	(2,128)
Uniform Mortgage-Backed Security, 6.50%	4,135,000	08/01/2054	(4,264,890)	(3,640)
Total TBA sale commitments (proceeds receivable $30,345,704)			$(30,324,788)	$20,916
At July 31, 2025, the aggregate market value of TBA Sale Commitments represents (5.4)% of total net assets.

OTC Total Return Swap Contracts Outstanding at July 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Consumer Discretionary Index	NOM	USD	341	(4.78% )	08/05/2025	At Maturity	$—	$—	$11,462	$11,462
S&P 500 Energy Sector Total Return Index	NOM	USD	864	4.73%	08/05/2025	At Maturity	—	—	(243)	(243)
S&P 500 Industrials Index	NOM	USD	387	4.73%	08/05/2025	At Maturity	—	—	(19,493)	(19,493)
S&P 500 Materials Index	NOM	USD	796	4.73%	08/05/2025	At Maturity	—	—	38,797	38,797

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2025 – (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Telecommunication Services Index	NOM	USD	1,320	(4.78% )	08/05/2025	At Maturity	$—	$—	$41,861	$41,861
S&P 500 Utilities Sector Total Return Index	NOM	USD	648	(4.78% )	08/05/2025	At Maturity	—	—	44,560	44,560
Total OTC total return swap contracts							$—	$—	$116,944	$116,944

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	35,795,000	(5.00%)	06/20/2030	Quarterly	$—	$(1,945,242)	$(2,808,360)	$(863,118)
ITRAXX-XOVER S43.V1	EUR	1,145,000	(5.00%)	06/20/2030	Quarterly	—	(122,139)	(135,775)	(13,636)
Total						$—	$(2,067,381)	$(2,944,135)	$(876,754)
Sell protection:
CDX.NA.HY.S44.V1	USD	2,825,000	5.00%	06/20/2030	Quarterly	$167,087	$—	$221,640	$54,553
ITRAXX-XOVER S43.V1	EUR	11,010,000	5.00%	06/20/2030	Quarterly	881,265	—	1,305,436	424,171
Total						$1,048,352	$—	$1,527,076	$478,724
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	780,000	(1.00%)	12/20/2029	Quarterly	$3,941	$—	$(1,844)	$(5,785)
Societe Generale SA	EUR	105,000	(1.00%)	06/20/2030	Quarterly	1,525	—	(1,134)	(2,659)
Total						$5,466	$—	$(2,978)	$(8,444)
Sell protection:
Danske Bank AS (A-)	EUR	775,000	1.00%	12/20/2029	Quarterly	$—	$(1,798)	$14,971	$16,769
Lloyds Banking Group PLC (BB-)	EUR	100,000	1.00%	06/20/2030	Quarterly	—	(1,188)	65	1,253
Total						$—	$(2,986)	$15,036	$18,022
Total						$5,466	$(2,986)	$12,058	$9,578
Total centrally cleared credit default swap contracts						$1,053,818	$(2,070,367)	$(1,405,001)	$(388,452)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	$—	$—	$(9,349)	$(9,349)
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(12,466)	(53,662)	(41,196)
3.59% Fixed	12 Mo. USD SOFR	USD	5,446,000	09/20/2053	Annual	—	(14,766)	470,340	485,106
Total centrally cleared interest rate swaps contracts						$—	$(27,232)	$407,329	$434,561

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,109,000	BRL	191,506	USD	UBS	09/03/2025	$4,790
841,000	BRL	147,453	USD	GSC	09/17/2025	892
57,358,000	CLP	61,332	USD	BOA	09/17/2025	(2,356)
466,752,000	COP	110,039	USD	BNP	09/17/2025	913
219,648,000	COP	51,751	USD	BOA	09/17/2025	462
104,000	EUR	120,767	USD	UBS	09/17/2025	(1,696)
2,745,000	EUR	3,208,001	USD	SSG	09/17/2025	(65,208)
4,200	GBP	5,660	USD	JPM	08/29/2025	(111)
20,160,000	HUF	57,269	USD	BOA	09/17/2025	108
40,621,000	HUF	115,542	USD	CAG	09/17/2025	69

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,400,000	HUF	9,624	USD	MSC	09/17/2025	$53
746,000,000	IDR	45,648	USD	DEUT	09/17/2025	(369)
2,800,000	INR	32,271	USD	BNP	09/17/2025	(378)
29,739,000	INR	345,790	USD	UBS	09/17/2025	(7,052)
14,591,000	MXN	756,822	USD	BOA	09/17/2025	12,557
50,000	MXN	2,609	USD	GSC	09/17/2025	27
358,000	PEN	99,312	USD	DEUT	09/17/2025	196
810,000	PEN	226,954	USD	CBK	09/17/2025	(1,810)
10,180,000	PHP	182,078	USD	JPM	09/17/2025	(7,783)
20,000	PLN	5,337	USD	BCLY	09/17/2025	(4)
335,000	RON	75,394	USD	DEUT	09/17/2025	(278)
1,030,000	RON	234,363	USD	GSC	09/17/2025	(3,409)
6,000	SGD	4,697	USD	RBS	09/17/2025	(59)
8,325,000	TRY	191,922	USD	GSC	09/17/2025	4,526
1,805,118	USD	2,770,000	AUD	RBS	08/08/2025	24,779
147,699	USD	841,000	BRL	MSC	09/17/2025	(646)
734,021	USD	1,000,000	CAD	SSG	08/08/2025	12,031
635,948	USD	505,000	CHF	RBS	08/08/2025	13,594
283,455	USD	266,700,000	CLP	CBK	09/17/2025	9,230
130,734	USD	932,000	CNH	HSBC	09/17/2025	976
190,994	USD	4,130,000	CZK	BCLY	09/17/2025	(1,012)
1,322,739	USD	1,125,000	EUR	BCLY	08/08/2025	38,209
12,932,800	USD	10,980,736	EUR	JPM	08/29/2025	376,678
9,248,112	USD	7,844,500	EUR	DEUT	08/29/2025	278,177
242,527	USD	211,547	EUR	SSG	08/29/2025	630
14,105,326	USD	12,249,000	EUR	DEUT	09/17/2025	81,259
348,748	USD	296,000	EUR	SSG	09/17/2025	9,853
2,710,111	USD	2,359,000	EUR	JPM	09/17/2025	9,256
201,590	USD	170,000	EUR	BCLY	09/17/2025	6,954
106,110	USD	90,000	EUR	UBS	09/17/2025	3,068
122,438	USD	105,000	EUR	RBS	09/17/2025	2,222
82,650	USD	71,000	EUR	BNP	09/17/2025	1,361
34,785	USD	30,000	EUR	MSC	09/17/2025	438
4,687	USD	4,000	EUR	CAG	09/17/2025	108
1,815,186	USD	1,331,000	GBP	SSG	08/08/2025	57,286
2,386,294	USD	1,771,000	GBP	JPM	08/29/2025	46,742
318,429	USD	236,000	GBP	MSC	09/17/2025	6,606
317,917	USD	236,000	GBP	SSG	09/17/2025	6,094
1,595,436	USD	231,900,000	JPY	RBS	08/08/2025	56,124
27,073	USD	510,000	MXN	SGG	09/17/2025	181
196,630	USD	3,763,000	MXN	MSC	09/17/2025	(1,792)
729,216	USD	3,077,000	MYR	HSBC	09/17/2025	6,372
1,811,046	USD	18,280,000	NOK	SSG	08/08/2025	42,852
263,497	USD	960,000	PEN	CBK	09/17/2025	(3,340)
256,669	USD	940,000	PEN	BOA	09/17/2025	(4,609)
481,059	USD	27,430,000	PHP	GSC	09/17/2025	11,420
640,811	USD	6,080,000	SEK	BCLY	08/08/2025	19,403
669,632	USD	21,757,000	THB	BCLY	09/17/2025	1,282
24,839	USD	1,040,000	UYU	JPM	09/17/2025	(945)
15,708	USD	280,000	ZAR	MSC	09/17/2025	389
Total foreign currency contracts						$1,045,310

Foreign Cross Currency Contracts Outstanding at July 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	655	JPM	08/29/2025	GBP	661	$(6)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$69,426,430	$—	$68,226,430	$1,200,000
Convertible Bonds	27,596,777	—	27,596,777	—
Corporate Bonds	125,878,551	—	125,878,551	—
Foreign Government Obligations	24,057,869	—	24,057,869	—
Municipal Bonds	914,291	—	914,291	—
Senior Floating Rate Interests	44,841,490	—	44,841,490	—
U.S. Government Agencies	70,523,404	—	70,523,404	—
U.S. Government Securities	31,115,694	—	31,115,694	—
Common Stocks	135,505,535	68,094,255	67,411,280	—
Equity Linked Securities	59,151,198	—	59,151,198	—
Preferred Stocks	7,570,271	5,528,012	2,042,259	—
Short-Term Investments	9,585,724	7,492,597	2,093,127	—
Purchased Options	36,524	—	36,524	—
Foreign Currency Contracts(2)	1,148,167	—	1,148,167	—
Futures Contracts(2)	2,888,855	2,888,855	—	—
Swaps - Credit Default(2)	496,746	—	496,746	—
Swaps - Interest Rate(2)	485,106	—	485,106	—
Swaps- Total Return(2)	136,680	—	136,680	—
Total	$611,359,312	$84,003,719	$526,155,593	$1,200,000
Liabilities
Foreign Currency Contracts(2)	$(102,863)	$—	$(102,863)	$—
Futures Contracts(2)	(323,124)	(323,124)	—	—
Swaps - Credit Default(2)	(885,198)	—	(885,198)	—
Swaps - Interest Rate(2)	(50,545)	—	(50,545)	—
Swaps - Total Return(2)	(19,736)	—	(19,736)	—
TBA Sale Commitments	(30,324,788)	—	(30,324,788)	—
Total	$(31,706,254)	$(323,124)	$(31,383,130)	$—

(1)
For the period ended July 31, 2025, investments valued at $1,172,599 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

139

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4%
	Alabama - 4.8%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,312,531
8,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,775,616
	Black Belt Energy Gas Dist, AL, Rev
2,955,000	4.00%, 10/01/2052(1)	2,976,331
4,200,000	5.00%, 10/01/2055(1)	4,421,384
7,385,000	5.25%, 02/01/2053(1)	7,747,255
1,630,000	5.25%, 12/01/2053(1)	1,750,398
7,000,000	5.50%, 06/01/2049(1)	7,373,227
5,665,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	6,095,720
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,023,488
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,131,798
4,000,000	5.00%, 09/01/2031	4,240,472
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,149,505
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,493,425
10,000,000	5.00%, 05/01/2055(1)	10,633,702
9,625,000	5.25%, 03/01/2055(1)	9,987,405
2,165,000	5.50%, 01/01/2053(1)	2,303,076
1,000,000	State of Alabama Docks Department, AL, Rev, (AG) 5.00%, 10/01/2032	1,016,009
	Troy University, AL, Rev,
1,000,000	(BAM) 5.00%, 11/01/2025	1,005,201
1,250,000	(BAM) 5.00%, 11/01/2026	1,283,983
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,464,053
		92,184,579
	Alaska - 0.5%
1,000,000	CIVIC Ventures, AK, Rev 5.00%, 09/01/2026	1,001,396
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,331,819
2,255,000	4.00%, 06/01/2038	2,112,339
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032	2,502,592
3,000,000	5.00%, 10/01/2035	3,287,584
		10,235,730
	Arizona - 0.1%
1,965,000	Maricopa County Industrial Dev Auth, AZ, Rev 4.00%, 10/15/2047(2)	1,537,005
	California - 5.5%
7,960,000	Bay Area Toll Auth, CA, Rev 2.59%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	7,784,122
	California Community Choice Financing Auth, CA, Rev
3,020,000	5.00%, 12/01/2053(1)	3,147,041
2,000,000	5.00%, 05/01/2054(1)	2,113,947
7,050,000	5.00%, 01/01/2056(1)	7,642,364
2,000,000	5.25%, 11/01/2054(1)	2,116,466
16,250,000	5.50%, 05/01/2054(1)	17,159,382
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,291,325
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	California - 5.5% - (continued)
$ 1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	$1,037,767
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,105,254
775,000	(BAM) 5.00%, 05/15/2028	820,641
800,000	(BAM) 5.00%, 05/15/2031	877,344
1,000,000	5.00%, 11/01/2035(2)	1,030,663
1,000,000	5.13%, 11/01/2040(2)	1,001,879
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	581,990
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,315,808
3,300,000	5.00%, 05/15/2038	3,415,593
7,000,000	5.00%, 05/15/2039	7,224,596
1,000,000	5.25%, 05/15/2039	1,053,548
1,750,000	5.25%, 05/15/2040	1,856,789
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM) 5.00%, 09/01/2031	315,616
910,000	(BAM) 5.00%, 09/01/2032	911,781
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	2,065,859
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	4,588,795
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.52%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(3)	5,296,715
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2044	1,036,203
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	980,820
1,000,000	5.00%, 08/15/2036	1,009,194
2,500,000	5.00%, 08/15/2041	2,506,721
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	1,987,075
	San Bernardino Community College Dist, CA, GO
1,000,000	0.00%, 08/01/2045(4)(5)	354,856
1,885,000	0.00%, 08/01/2046(4)(5)	625,858
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,049,352
25,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	25,043
8,825,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034	9,615,595
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AG) 5.00%, 08/01/2048	1,107,997
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,068,289
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AG) 5.00%, 09/01/2029	1,538,826
		106,661,114
	Colorado - 2.7%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,767,963
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AG) 5.00%, 12/01/2027	497,377
575,000	(AG) 5.00%, 12/01/2028	612,669

140

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Colorado - 2.7% - (continued)
$ 625,000	(AG) 5.00%, 12/01/2029	$675,528
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,292,155
1,000,000	5.00%, 12/01/2034	1,075,887
750,000	5.00%, 11/15/2042	773,335
2,475,000	5.75%, 11/15/2039	2,667,052
	City of Colorado Springs Utilities System, CO, Rev
640,000	5.00%, 11/15/2044	661,638
1,600,000	5.00%, 11/15/2049	1,623,364
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,188,333
1,120,000	5.00%, 12/01/2031	1,208,854
1,175,000	5.00%, 12/01/2032	1,270,374
945,000	5.00%, 12/01/2033	1,021,416
3,760,000	5.00%, 05/15/2037	3,989,783
500,000	5.00%, 11/15/2059(1)	549,653
1,000,000	5.25%, 11/01/2039	1,045,459
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,587,167
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,489,269
2,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(3)	1,997,786
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,012,515
1,195,000	5.00%, 12/01/2033	1,244,787
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,100,760
5,690,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(2)	6,001,539
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	216,890
300,000	5.00%, 11/15/2027	316,366
200,000	5.00%, 11/15/2028	215,320
1,785,000	5.00%, 11/15/2029	1,955,718
2,500,000	5.00%, 11/15/2031	2,793,817
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,585,518
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AG) 5.00%, 12/15/2025	126,036
50,000	(AG) 5.00%, 12/15/2026	51,453
225,000	(AG) 5.00%, 12/15/2030	231,971
160,000	(AG) 5.00%, 12/15/2032	164,939
		52,012,691
	Connecticut - 0.9%
1,500,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	1,508,307
	Connecticut State Health & Educational Facs Auth, CT, Rev
4,285,000	2.80%, 07/01/2048(1)	4,269,317
2,665,000	2.95%, 07/01/2049(1)	2,666,601
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	5,044,374
3,980,000	State of Connecticut, CT, GO 5.00%, 10/15/2031	4,076,152
		17,564,751
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	District of Columbia - 0.5%
$ 20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(4)	$5,039,703
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	743,892
270,000	5.00%, 07/01/2037	269,346
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,155,849
		9,208,790
	Florida - 3.6%
1,390,000	Alachua County Health Facs Auth, FL, Rev 3.63%, 10/01/2030(5)	1,390,847
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,359,465
1,000,000	5.00%, 10/01/2028	1,047,361
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(2)	688,341
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,314,602
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,094,138
1,345,000	5.00%, 10/01/2037	1,457,100
1,000,000	5.00%, 10/01/2038	1,071,688
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,030,261
3,000,000	4.00%, 07/01/2029	3,025,756
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	607,341
1,000,000	0.00%, 09/01/2038(4)	534,723
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,098,401
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,246,416
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	1,026,095
1,000,000	0.00%, 10/01/2032(4)	730,236
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,725,133
5,385,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2056	5,992,299
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,196,482
3,700,000	5.00%, 10/01/2035	3,980,753
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	709,756
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	45,228
1,000,000	Manatee County School Dist, FL, Rev, (AG) 5.00%, 10/01/2030	1,027,336
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,000,377
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	184,153
1,520,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2025	1,525,791
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,034,764
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,225,646
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,714,888

141

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Florida - 3.6% - (continued)
$ 4,850,000	5.00%, 01/01/2055	$4,155,196
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	699,918
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	767,740
7,765,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,001,857
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(2)	733,945
2,000,000	4.80%, 05/01/2055(2)	1,782,429
985,000	5.25%, 05/01/2054(2)	949,659
		69,176,121
	Georgia - 3.4%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,308,250
1,000,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2033	1,127,566
	Cobb-Marietta Coliseum & Exhibit Hall Auth, GA, Rev
1,200,000	5.00%, 10/01/2039	1,282,901
1,530,000	5.00%, 10/01/2040	1,623,405
1,750,000	5.25%, 10/01/2041	1,865,894
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,537,865
1,455,000	3.88%, 10/01/2048(1)	1,460,612
990,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	1,005,723
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	5,948,051
4,165,000	5.00%, 05/15/2032	4,306,398
7,455,000	5.00%, 07/01/2053(1)	7,868,335
2,210,000	5.00%, 09/01/2053(1)	2,335,778
6,135,000	5.00%, 12/01/2053(1)	6,480,691
635,000	5.00%, 04/01/2054(1)	673,401
6,870,000	5.00%, 05/01/2054(1)	7,283,145
6,120,000	5.00%, 12/01/2054(1)	6,462,440
3,335,000	5.00%, 06/01/2055(1)	3,547,806
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	919,581
3,130,000	5.00%, 07/01/2052	3,053,644
		65,091,486
	Guam - 0.3%
	Government Of Guam Business Privilege Tax Refunding Bonds, GU, Rev
1,900,000	5.00%, 01/01/2030(5)	2,034,966
1,180,000	5.00%, 01/01/2031(5)	1,270,763
1,965,000	Guam Government Waterworks Auth, GU, Rev 5.25%, 07/01/2050(5)	1,961,792
		5,267,521
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
1,260,000	5.00%, 07/01/2031	1,339,598
1,000,000	5.00%, 07/01/2040	1,024,121
1,700,000	5.00%, 07/01/2041	1,723,871
		4,087,590
	Idaho - 0.3%
5,470,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	5,943,216
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Illinois - 11.0%
$ 765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(4)	$728,222
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	953,439
1,000,000	5.25%, 04/01/2035	1,077,081
2,120,000	5.25%, 04/01/2036	2,262,926
715,000	6.00%, 04/01/2046	723,444
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(4)	2,469,583
1,000,000	4.00%, 12/01/2047	775,970
8,250,000	5.00%, 12/01/2031	8,534,156
2,440,000	5.00%, 12/01/2032	2,508,044
3,000,000	5.00%, 12/01/2033	3,095,175
3,500,000	5.00%, 12/01/2034	3,490,558
3,760,000	5.00%, 12/01/2046	3,348,335
3,625,000	5.25%, 12/01/2036	3,708,226
1,250,000	5.50%, 12/01/2037	1,292,066
3,125,000	5.50%, 12/01/2038	3,200,823
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,304,423
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	3,897,843
2,635,000	(BAM) 5.00%, 01/01/2035	2,868,190
2,000,000	(BAM) 5.00%, 01/01/2036	2,150,149
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	835,921
1,250,000	4.00%, 12/01/2055	1,015,101
8,250,000	5.00%, 12/01/2046	8,196,166
2,000,000	5.00%, 12/01/2049	1,941,683
1,000,000	5.00%, 12/01/2052	968,142
1,000,000	5.00%, 12/01/2055	966,042
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,067,694
1,000,000	(BAM) 5.00%, 01/01/2039	1,059,495
1,000,000	(BAM) 5.00%, 01/01/2040	1,048,330
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,024,024
1,150,000	(AG) 5.00%, 11/01/2036	1,218,093
	City of Chicago, IL, GO,
325,000	(NPFG) 0.00%, 01/01/2026(4)	320,850
1,000,000	6.00%, 01/01/2050	1,021,755
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,110,330
2,970,000	4.00%, 11/15/2026	3,017,850
1,000,000	5.00%, 11/15/2026	1,028,685
4,300,000	5.00%, 11/15/2027	4,415,581
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	715,157
1,000,000	5.00%, 11/15/2028	1,003,491
2,135,000	5.00%, 11/15/2034	2,136,522
1,045,000	5.00%, 08/15/2035	1,099,240
	Illinois Housing Dev Auth, IL, Rev,
3,075,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	3,093,212
5,610,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	5,887,260
4,055,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,362,176
1,515,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,622,479

142

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Illinois - 11.0% - (continued)
$ 6,040,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	$6,661,433
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,877,701
2,000,000	5.00%, 01/01/2029	2,084,884
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AG) 5.00%, 02/01/2026	4,046,069
1,665,000	5.00%, 02/01/2034	1,676,660
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AG) 0.00%, 06/15/2027(4)	1,887,770
3,895,000	0.00%, 12/15/2042(7)	2,711,545
2,980,000	4.00%, 12/15/2042	2,607,089
1,635,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2025	1,647,751
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	607,476
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2036	1,086,891
1,000,000	(AG) 5.00%, 01/01/2038	1,073,857
	Sales Tax Securitization Corp., IL, Rev
7,900,000	5.00%, 01/01/2026	7,962,402
2,210,000	5.00%, 01/01/2029	2,358,311
4,545,000	5.00%, 01/01/2030	4,918,156
2,775,000	5.00%, 01/01/2033	3,053,904
2,000,000	5.00%, 01/01/2035	2,216,933
3,400,000	5.00%, 01/01/2036	3,639,853
1,520,000	5.00%, 01/01/2037	1,582,802
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AG) 5.00%, 01/01/2035	910,214
535,000	(AG) 5.00%, 01/01/2036	578,834
20,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2026	20,384,898
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,714,660
1,250,000	5.00%, 02/01/2027	1,289,400
5,000,000	5.00%, 10/01/2027	5,214,425
2,715,000	5.00%, 11/01/2028	2,830,092
1,000,000	5.00%, 05/01/2041	1,016,426
11,405,000	5.00%, 12/01/2042	11,520,267
625,000	5.25%, 05/01/2049	622,525
3,780,000	5.50%, 03/01/2042	3,914,874
		211,262,034
	Indiana - 1.1%
1,859,920	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,691,607
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,049,142
615,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	611,546
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	903,417
180,000	5.00%, 01/01/2034	186,148
1,150,000	(AG) 5.00%, 01/01/2035	1,296,349
1,630,000	(AG) 5.00%, 01/01/2036	1,819,434
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,010,971
		20,568,614
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
$ 650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	$647,291
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	589,619
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,202,240
1,230,000	5.00%, 12/01/2030	1,294,152
		3,733,302
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,001,135
1,390,000	5.00%, 09/01/2028	1,391,540
		2,392,675
	Kentucky - 1.1%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,418,024
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AG) 5.00%, 12/01/2047	1,346,522
	Kentucky Public Energy Auth, KY, Rev
3,750,000	5.25%, 04/01/2054(1)	4,020,061
3,250,000	5.25%, 06/01/2055(1)	3,430,899
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,343,038
1,500,000	5.00%, 04/01/2028	1,593,085
1,000,000	5.00%, 11/01/2037	1,076,386
1,475,000	5.00%, 11/01/2039	1,555,985
1,500,000	5.00%, 11/01/2040	1,572,046
		21,356,046
	Louisiana - 1.4%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2027	2,013,425
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,833,019
705,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	712,478
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	976,039
1,155,000	6.00%, 11/15/2030	1,157,043
1,750,000	6.00%, 11/15/2035	1,749,942
	Louisiana Public Facs Auth, LA, Rev
1,440,000	5.00%, 05/15/2030	1,560,602
1,100,000	(AG) 5.00%, 08/01/2035	1,206,906
2,150,000	(AG) 5.00%, 08/01/2036	2,334,981
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	303,431
300,000	5.00%, 01/01/2033	331,806
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,715,037
4,340,000	3.30%, 06/01/2037(1)	4,363,055
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AG) 5.00%, 01/01/2026	1,832,668
2,880,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	2,873,215
		26,963,647
	Maine - 0.0%
890,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	897,273

143

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Maryland - 0.3%
$ 360,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	$360,576
1,775,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	1,776,165
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	2,847,534
1,250,000	5.00%, 06/01/2041	1,301,572
		6,285,847
	Massachusetts - 1.5%
	Massachusetts Dev Finance Agency, MA, Rev
3,760,000	2.89%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	3,757,660
1,000,000	4.00%, 10/01/2025(2)	1,000,508
635,000	4.00%, 10/01/2026(2)	637,540
1,720,000	5.00%, 07/01/2028	1,743,412
5,330,000	5.00%, 07/01/2029	5,576,943
3,350,000	5.00%, 07/01/2030	3,417,115
955,000	5.00%, 07/01/2031	979,024
855,000	5.00%, 07/01/2035	854,375
1,500,000	5.00%, 07/15/2040	1,652,885
1,785,000	5.00%, 07/01/2055	1,717,094
1,500,000	5.25%, 06/01/2041	1,566,709
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,046,985
1,050,000	5.00%, 07/01/2027	1,081,870
1,125,000	5.00%, 07/01/2030	1,185,857
1,250,000	5.00%, 07/01/2031	1,329,586
	Massachusetts Housing Finance Agency, MA, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.40%, 06/01/2026	610,861
255,000	(FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	256,009
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	205,525
		28,619,958
	Michigan - 4.2%
	Clarkston Community Schools, MI, GO,
500,000	(Q-SBLF) 5.00%, 05/01/2040(5)	526,973
1,500,000	(Q-SBLF) 5.00%, 05/01/2041(5)	1,564,312
4,820,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	4,780,985
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,127,581
2,600,000	5.00%, 10/01/2039	2,697,385
4,000,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.00%, 07/01/2038	4,317,123
	Michigan Finance Auth, MI, Rev
915,000	5.00%, 11/01/2034	948,095
1,000,000	5.00%, 11/01/2035	1,033,429
1,000,000	5.00%, 11/01/2036	1,028,836
1,700,000	5.00%, 02/28/2037	1,808,983
1,000,000	(BAM) 5.00%, 11/01/2038	1,017,785
1,000,000	5.00%, 02/28/2039	1,045,494
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,181,047
10,075,000	5.00%, 04/15/2033	10,122,373
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Michigan - 4.2% - (continued)
$ 5,000,000	5.25%, 04/15/2059	$5,111,723
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,529,718
345,000	4.00%, 11/15/2032	351,015
2,830,000	5.00%, 11/15/2047	2,797,334
	Michigan State Housing Dev Auth, MI, Rev
965,000	4.25%, 12/01/2049	975,826
4,540,000	5.75%, 06/01/2054	4,873,812
1,555,000	6.25%, 06/01/2055	1,712,128
2,000,000	6.25%, 12/01/2055	2,219,863
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,563,978
2,620,000	3.88%, 06/01/2053(1)	2,512,068
4,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2055	4,214,674
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	72,840
1,500,000	Utica Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	1,621,453
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,468,567
		80,225,400
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,187,990
1,865,931	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,589,862
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,054,456
1,000,000	5.00%, 01/01/2036	1,046,433
1,000,000	5.00%, 01/01/2037	1,038,519
		5,917,260
	Mississippi - 0.4%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,004,361
2,450,000	5.00%, 10/15/2029	2,458,739
2,600,000	5.00%, 10/15/2037	2,654,054
2,000,000	State of Mississippi, MS, Rev 5.00%, 10/01/2049	2,009,751
		8,126,905
	Missouri - 0.3%
	City of St. Louis Airport, MO, Rev,
1,000,000	(AG) 5.00%, 07/01/2038	1,073,559
1,900,000	(AG) 5.00%, 07/01/2039	2,021,616
1,000,000	(AG) 5.00%, 07/01/2047	1,001,804
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,271,295
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	210,000
		5,578,274
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
35,000	3.50%, 12/01/2042	34,947
540,000	4.00%, 12/01/2043	541,456
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,573,818
		3,150,221
	Nebraska - 1.5%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,000,000
210,000	5.00%, 09/01/2025	210,265

144

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Nebraska - 1.5% - (continued)
$ 3,325,000	5.00%, 09/01/2028	$3,458,238
1,530,000	5.00%, 09/01/2033	1,631,631
3,890,000	5.00%, 09/01/2042	3,932,891
5,115,000	5.00%, 05/01/2054(1)	5,369,226
3,235,000	5.00%, 08/01/2055(1)	3,434,058
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,291,959
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	1,964,198
	Omaha Airport Auth, NE, Rev,
1,300,000	(AG) 5.00%, 12/15/2034	1,398,414
2,165,000	(AG) 5.00%, 12/15/2035	2,304,647
		28,995,527
	Nevada - 0.6%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
225,000	5.00%, 06/01/2027	225,162
250,000	5.00%, 06/01/2028	250,172
435,000	5.00%, 06/01/2029	435,206
	City of North Las Vegas, NV, Special Assessment
425,000	4.50%, 06/01/2039	398,073
640,000	4.63%, 06/01/2043	577,584
865,000	4.63%, 06/01/2049	751,735
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	254,235
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	837,297
1,000,000	5.00%, 06/15/2028	1,053,282
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,934,421
2,995,000	5.00%, 07/01/2037	3,195,879
750,000	5.00%, 07/01/2043	743,276
		10,656,322
	New Hampshire - 0.2%
3,000,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 12/01/2035	3,174,455
	New Jersey - 1.7%
	New Jersey Educational Facs Auth, NJ, Rev,
500,000	(AG) 5.00%, 07/01/2035	555,553
500,000	(AG) 5.00%, 07/01/2036	550,273
1,000,000	(AG) 5.00%, 07/01/2040	1,058,029
1,345,000	(AG) 5.00%, 07/01/2041	1,410,067
1,500,000	(AG) 5.00%, 07/01/2042	1,559,717
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,427,885
1,000,000	5.00%, 12/01/2026	1,020,437
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AG) 0.00%, 12/15/2032(4)	3,878,340
1,355,000	5.00%, 06/15/2032	1,502,920
14,000,000	5.00%, 06/15/2033	15,515,023
1,040,000	5.00%, 06/15/2034	1,148,506
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	2,959,953
		32,586,703
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	New Mexico - 0.2%
$ 1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	$1,135,325
2,910,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,208,907
		4,344,232
	New York - 10.3%
	City of New York, NY, GO
4,000,000	5.00%, 08/01/2026	4,102,579
2,500,000	5.00%, 09/01/2030	2,771,804
7,215,000	5.00%, 12/01/2032	7,388,739
2,515,000	5.00%, 02/01/2039	2,681,369
1,425,000	5.00%, 02/01/2040	1,500,351
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	4,825,807
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,484,357
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	856,202
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	345,092
1,000,000	5.00%, 11/15/2030	1,106,870
1,025,000	5.00%, 11/15/2032	1,113,770
15,000,000	5.00%, 11/15/2041	15,277,220
9,005,000	5.00%, 11/15/2045(1)	9,399,296
1,025,000	5.00%, 11/15/2048	996,292
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,024,573
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AG) 3.00%, 01/01/2039	2,289,649
4,565,000	New York City Municipal Water Finance Auth, NY, Rev 5.50%, 06/15/2039	5,150,987
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	1,010,490
1,000,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2036	982,329
	New York City Transitional Finance Auth, NY, Rev
3,340,000	5.00%, 05/01/2033	3,754,275
2,000,000	5.00%, 05/01/2035	2,194,966
4,000,000	5.00%, 05/01/2036	4,344,701
2,800,000	5.00%, 05/01/2037	3,012,967
1,750,000	5.00%, 02/01/2038	1,875,172
2,430,000	5.00%, 11/01/2038	2,603,609
4,000,000	5.00%, 11/01/2039	4,249,073
2,060,000	5.00%, 05/01/2042(5)	2,146,313
3,890,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	4,054,248
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,200,214
2,145,000	1.20%, 11/15/2028	1,948,114
2,035,000	2.75%, 02/15/2044	1,401,392
14,775,000	5.00%, 11/15/2044(2)	14,143,394
2,300,000	5.15%, 11/15/2034(2)	2,300,044
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	21,898,320
2,500,000	5.00%, 03/15/2033	2,553,704
3,500,000	5.00%, 03/15/2034	3,985,425
1,750,000	5.00%, 03/15/2035	1,992,471
4,000,000	5.00%, 03/15/2036	4,122,976
1,195,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,268,610

145

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	New York - 10.3% - (continued)
$ 1,000,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2039	$1,043,107
1,200,000	5.25%, 07/01/2039	1,279,827
1,470,000	5.25%, 07/01/2041	1,535,879
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	983,709
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AG) 0.00%, 12/31/2054(7)	741,163
265,000	5.00%, 12/01/2025	266,560
4,990,000	(AG) 5.00%, 06/30/2054	4,718,779
2,195,000	5.50%, 06/30/2039	2,282,032
11,430,000	6.00%, 06/30/2055	11,743,992
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 10/15/2028	1,003,331
2,635,000	5.00%, 10/15/2035	2,639,403
1,000,000	5.00%, 01/15/2036	1,050,602
1,500,000	5.00%, 12/01/2036	1,572,673
1,125,000	5.00%, 01/15/2037	1,167,441
1,460,000	5.00%, 12/01/2037	1,512,430
1,000,000	5.00%, 01/15/2038	1,027,690
1,000,000	5.00%, 12/01/2038	1,030,657
1,455,000	5.00%, 08/01/2039	1,474,366
1,880,000	5.25%, 08/01/2040	1,960,098
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(4)	1,074,655
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,021,358
	Westchester County Local Dev Corp., NY, Rev
750,000	5.00%, 07/01/2038	783,303
35,000	(AG) 5.75%, 11/01/2049	36,985
		199,307,804
	North Carolina - 1.0%
2,510,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032(5)	2,737,913
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	556,127
495,000	4.00%, 07/01/2047	496,692
1,275,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,385,434
4,895,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,475,155
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	244,094
765,000	4.25%, 09/01/2028	765,125
565,000	5.00%, 01/01/2027	566,010
795,000	5.00%, 01/01/2028	797,377
275,000	5.00%, 01/01/2029	276,446
1,050,000	5.00%, 01/01/2039	954,187
3,670,000	5.00%, 01/01/2044	3,512,414
1,165,000	5.50%, 09/01/2054	1,083,157
		18,850,131
	North Dakota - 0.3%
	North Dakota Housing Finance Agency, ND, Rev
1,015,000	5.50%, 07/01/2031	1,128,546
5,000,000	6.00%, 01/01/2056	5,503,581
		6,632,127
	Ohio - 1.6%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	958,960
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Ohio - 1.6% - (continued)
$ 300,000	5.00%, 02/15/2026	$303,809
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	6,567,477
	County of Allen Hospital Facs, OH, Rev
380,000	5.00%, 12/01/2030	412,290
2,620,000	5.00%, 11/01/2040	2,731,991
1,520,000	5.00%, 11/01/2041	1,570,269
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	455,189
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	6,574,263
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,684,567
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	483,289
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	360,757
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	249,962
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AG) 5.25%, 12/01/2048	401,848
510,000	(AG) 5.25%, 12/01/2053	510,625
500,000	(AG) 5.25%, 12/01/2058	500,527
400,000	(AG) 5.25%, 12/01/2063	400,422
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,895,474
		30,061,719
	Oklahoma - 0.5%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,955,990
1,030,000	5.00%, 09/01/2033	1,137,967
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,082,908
1,390,000	5.00%, 06/01/2042	1,438,722
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040(5)	1,064,001
1,000,000	5.00%, 01/01/2041(5)	1,054,878
1,000,000	5.00%, 01/01/2042(5)	1,042,778
		9,777,244
	Oregon - 1.4%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(7)	1,707,261
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,545,755
405,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	235,790
500,000	(SCH BD GTY) 0.00%, 06/15/2039(4)	256,191
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(4)	2,439,725
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	439,660
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	648,578
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	456,162
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	2,952,294
3,650,000	5.00%, 07/01/2035	3,885,955
2,200,000	5.00%, 07/01/2036	2,320,884

146

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Oregon - 1.4% - (continued)
$ 2,000,000	5.00%, 07/01/2037	$2,091,064
1,790,000	5.00%, 07/01/2038	1,853,793
910,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	910,832
1,715,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	1,724,147
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	915,696
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	918,640
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(4)	963,040
		26,265,467
	Pennsylvania - 4.1%
840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	834,458
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AG) 5.00%, 01/01/2035	2,123,523
1,000,000	(AG) 5.25%, 01/01/2036	1,075,040
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AG) 5.00%, 09/01/2036	1,832,187
2,680,000	(AG) 5.00%, 09/01/2037	2,869,106
1,135,000	(AG) 5.00%, 09/01/2038	1,203,520
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,479,803
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,256,070
125,000	5.00%, 06/01/2028	131,921
1,070,000	5.00%, 06/01/2029	1,127,633
145,000	5.00%, 06/01/2031	151,516
	Doylestown Hospital Auth, PA, Rev
545,000	5.00%, 07/01/2031(2)	575,104
2,015,000	5.38%, 07/01/2039(2)	2,124,282
2,410,000	Harrisburg School Dist, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,484,403
2,000,000	Hempfield Area School Dist, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 03/15/2048	2,012,501
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AG) 4.00%, 07/01/2039	940,248
2,290,000	(AG) 5.00%, 07/01/2036	2,406,472
2,415,000	(AG) 5.00%, 07/01/2037	2,514,651
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	943,913
1,750,000	4.00%, 07/01/2056	1,278,916
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,587,564
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,540,180
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,670,258
2,455,000	5.00%, 12/01/2046	2,191,458
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AG) 5.00%, 01/01/2038	1,063,954
1,205,000	(AG) 5.00%, 01/01/2039	1,205,957
1,210,000	(AG) 5.00%, 01/01/2040	1,204,471
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	510,461
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Pennsylvania - 4.1% - (continued)
$ 500,000	5.00%, 06/01/2033	$525,254
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AG) 4.25%, 11/01/2051	2,185,514
920,000	5.00%, 05/01/2032	940,148
2,580,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,734,169
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	509,845
3,755,000	5.00%, 12/01/2042	3,777,060
1,885,000	5.25%, 12/01/2052	1,912,389
	School Dist of Philadelphia, PA, GO,
2,415,000	(ST AID WITHHLDG) 5.00%, 09/01/2025	2,418,641
1,000,000	(ST AID WITHHLDG) 5.00%, 09/01/2027	1,043,622
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,360,370
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,439,806
	School Dist of the City of Erie, PA, GO,
2,440,000	(AG), (ST AID WITHHLDG) 5.00%, 04/01/2028	2,573,257
105,000	(AG), (ST AID WITHHLDG) 5.00%, 04/01/2029	112,631
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,444,606
		79,316,882
	Puerto Rico - 2.0%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,723,124
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(4)	5,509,507
10,000,000	4.33%, 07/01/2040	9,297,943
4,750,000	5.00%, 07/01/2058	4,341,095
		38,871,669
	Rhode Island - 1.7%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AG) 5.25%, 09/15/2040	1,174,601
1,500,000	(AG) 5.25%, 09/15/2041	1,585,888
2,000,000	(AG) 5.25%, 09/15/2042	2,094,741
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AG) 5.00%, 05/15/2027	2,704,479
2,000,000	5.00%, 05/15/2036	2,158,023
1,200,000	5.00%, 05/15/2038	1,262,233
2,335,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,477,811
4,165,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,401,205
1,800,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,884,728
2,490,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,578,967
1,210,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,241,156
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,490,182
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,737,394
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	232,630
1,000,000	5.00%, 12/01/2028	1,044,207
1,250,000	5.00%, 12/01/2030	1,321,361

147

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Rhode Island - 1.7% - (continued)
$ 1,200,000	5.00%, 12/01/2033	$1,259,671
2,350,000	5.00%, 12/01/2034	2,444,734
		33,094,011
	South Carolina - 2.1%
3,275,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	958,637
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,885,767
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,585,604
2,000,000	5.00%, 11/01/2038	2,097,983
1,375,000	5.00%, 05/01/2048	1,339,339
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,409,454
1,240,000	5.00%, 07/01/2029	1,317,925
1,100,000	5.00%, 07/01/2030	1,162,637
3,190,000	5.00%, 07/01/2031	3,353,199
1,900,000	5.00%, 07/01/2032	1,963,343
1,000,000	5.00%, 07/01/2033	1,027,897
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,423,486
1,000,000	5.00%, 12/01/2026	1,030,350
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,565,000	5.75%, 01/01/2054	4,949,977
6,855,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	7,764,057
		40,269,655
	South Dakota - 1.1%
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	702,203
3,025,000	3.00%, 11/01/2052	2,991,070
115,000	3.50%, 11/01/2046	114,949
145,000	4.00%, 11/01/2047	145,397
5,755,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	6,146,342
5,690,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,129,299
4,980,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,537,665
		21,766,925
	Tennessee - 0.3%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,017,785
1,000,000	(BAM) 5.50%, 07/01/2059	1,015,108
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,066,777
1,000,000	5.50%, 07/01/2039	1,059,202
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	580,845
	Tennessee Housing Dev Agency, TN, Rev
325,000	3.50%, 07/01/2045	324,738
190,000	3.50%, 01/01/2047	189,840
1,155,000	4.00%, 01/01/2049	1,161,252
		6,415,547
	Texas - 10.4%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035	2,022,706
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Texas - 10.4% - (continued)
$ 1,935,000	(PSF-GTD) 5.00%, 02/15/2036	$2,134,783
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,179,789
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,070,603
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,632,573
9,500,000	Arlington Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2027	9,873,411
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,712,265
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,078,001
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,511,831
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	712,439
1,000,000	5.00%, 01/01/2033	1,077,906
1,000,000	5.00%, 01/01/2036	1,057,354
1,000,000	5.00%, 01/01/2046	1,002,112
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,756,671
4,640,000	5.00%, 08/15/2038	4,924,330
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,016,830
1,075,000	4.00%, 08/15/2033	1,069,386
1,250,000	4.00%, 08/15/2034	1,229,550
	City of Garland Electric Utility System, TX, Rev,
500,000	(AG) 5.00%, 03/01/2033	557,721
500,000	(AG) 5.00%, 03/01/2034	558,444
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AG), (AMBAC) 0.00%, 09/01/2025(4)	1,057,244
1,285,000	(AG), (AMBAC) 0.00%, 09/01/2030(4)	1,075,876
330,000	(AMBAC) 0.00%, 09/01/2033(4)	235,671
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,663,689
1,170,000	5.00%, 02/01/2039	1,231,059
	Clear Creek Independent School Dist, TX, GO,
3,530,000	(PSF-GTD) 3.60%, 02/15/2035(1)	3,531,211
2,000,000	(PSF-GTD) 5.00%, 02/15/2032	2,233,136
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,017,491
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,055,696
500,000	(PSF-GTD) 4.00%, 08/15/2031	501,312
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,053,929
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,045,218
1,500,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2033	1,687,800
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,340,437
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,206,309
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,007,895
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	10,898,100
1,875,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	2,107,247
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AG) 5.00%, 08/15/2040	1,042,551

148

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Texas - 10.4% - (continued)
$ 1,000,000	(AG) 5.00%, 08/15/2041	$1,032,975
	El Paso County Hospital Dist, TX, GO,
3,500,000	(AG) 5.00%, 02/15/2032	3,847,200
3,155,000	(AG) 5.00%, 02/15/2033	3,479,355
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,455,200
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	1,502,786
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,130,914
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AG) 5.00%, 11/15/2028	3,565,237
3,485,000	(AG) 5.00%, 11/15/2029	3,758,176
1,755,000	(AG) 5.00%, 11/15/2030	1,909,448
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	524,103
1,000,000	5.00%, 12/01/2035	1,041,456
1,000,000	5.00%, 12/01/2036	1,033,101
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,751,059
500,000	(PSF-GTD) 5.00%, 08/15/2037	539,702
	Katy Independent School Dist, TX, GO,
1,725,000	(PSF-GTD) 5.00%, 02/15/2043	1,772,621
1,315,000	(PSF-GTD) 5.00%, 02/15/2044	1,345,303
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,502,784
1,115,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2030(4)	950,258
4,165,000	Lower Colorado River Auth, TX, Rev, (AG) 5.00%, 05/15/2044	4,257,211
	Melissa Independent School Dist, TX, GO,
1,490,000	(PSF-GTD) 5.00%, 02/01/2039	1,596,605
500,000	(PSF-GTD) 5.00%, 02/01/2041	524,003
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,127,135
3,375,000	5.00%, 11/01/2031	3,197,692
1,000,000	5.00%, 11/01/2046	760,878
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	9,670,875
1,200,000	5.00%, 01/01/2035	1,206,444
2,500,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,516,199
	Northwest Independent School Dist, TX, GO,
1,750,000	(PSF-GTD) 5.00%, 02/15/2041	1,833,871
1,680,000	(PSF-GTD) 5.00%, 02/15/2042	1,742,741
1,300,000	(PSF-GTD) 5.00%, 02/15/2043	1,339,411
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,077,552
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,068,091
	Richardson Independent School Dist, TX, GO,
450,000	(PSF-GTD) 5.00%, 02/15/2037	486,208
700,000	(PSF-GTD) 5.00%, 02/15/2038	749,575
1,200,000	(PSF-GTD) 5.00%, 02/15/2039	1,274,277
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD) 5.00%, 02/15/2041	4,154,546
3,510,000	(PSF-GTD) 5.00%, 02/15/2042	3,617,122
4,490,000	(PSF-GTD) 5.00%, 02/15/2043	4,599,563
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,186,677
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Texas - 10.4% - (continued)
$ 1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	$1,002,879
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,501,070
1,085,000	4.00%, 08/01/2030	1,085,639
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,041,947
7,270,000	(GNMA) 3.00%, 03/01/2050	5,124,744
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,889,218
3,230,000	5.00%, 12/15/2032	3,424,659
8,600,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,051,069
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	951,824
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,149,535
		200,521,514
	Utah - 0.8%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	493,630
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2040	1,053,839
1,000,000	(AG) 5.25%, 06/01/2041	1,063,186
1,000,000	Mida Cormont Public Infrastructure Dist, UT, GO 6.25%, 06/01/2055(2)	1,019,768
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(2)	458,008
1,375,000	5.50%, 06/15/2039(2)	1,366,913
1,500,000	6.00%, 06/15/2054(2)	1,493,274
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	756,030
4,535,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	4,891,963
2,910,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,207,445
		15,804,056
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
200,000	4.00%, 11/01/2046	200,297
100,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	100,004
		300,301
	Virginia - 1.9%
	Arlington County Industrial Dev Auth, VA, Rev
880,000	5.00%, 07/01/2030	960,592
5,295,000	5.00%, 07/01/2053(1)	5,731,477
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,862,772
1,020,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,020,565
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,874,298
2,500,000	7.00%, 09/01/2053	2,708,045

149

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Virginia - 1.9% - (continued)
$ 2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	$2,064,387
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,942,696
1,250,000	4.00%, 07/01/2035	1,218,238
1,000,000	4.00%, 01/01/2036	967,872
1,100,000	4.00%, 01/01/2037	1,048,831
1,470,000	5.00%, 01/01/2027	1,503,575
3,490,000	5.00%, 07/01/2034	3,623,836
4,500,000	5.00%, 07/01/2035	4,637,344
2,000,000	5.00%, 12/31/2042	1,949,179
1,000,000	5.00%, 12/31/2047	954,831
		36,068,538
	Washington - 1.3%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(4)	1,893,492
615,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	618,778
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,056,980
4,400,000	5.25%, 07/01/2039	4,582,759
4,500,000	5.25%, 07/01/2041	4,622,404
	State of Washington, WA, GO
3,000,000	5.00%, 07/01/2030	3,322,322
3,000,000	5.00%, 07/01/2031	3,362,977
	Washington State Housing Finance Commission, WA, Rev,
1,895,000	(BAM) 5.00%, 07/01/2045(2)	1,865,363
1,400,000	5.00%, 01/01/2049(2)	1,223,735
		24,548,810
	West Virginia - 0.1%
1,210,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	1,179,013
	Wisconsin - 4.4%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,384,396
1,360,000	5.00%, 12/01/2037	1,412,997
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,416,516
1,530,000	(AG) 4.00%, 07/01/2050	1,289,613
2,165,000	4.00%, 10/01/2051	1,679,991
330,000	5.00%, 09/01/2025(2)	330,124
825,000	5.00%, 12/15/2034(2)	826,202
2,940,000	(AG) 5.00%, 07/01/2035	3,022,128
1,050,000	(AG) 5.00%, 07/01/2036	1,075,266
2,875,000	5.00%, 10/01/2043(2)	2,698,846
2,340,000	5.00%, 10/01/2044	2,308,759
2,000,000	5.00%, 10/01/2048(2)	1,801,510
1,250,000	5.00%, 12/15/2054(2)	1,047,297
750,000	5.25%, 06/15/2050	737,352
1,000,000	5.25%, 06/15/2055	974,424
1,060,000	5.25%, 11/15/2055	1,032,595
1,770,000	5.25%, 11/15/2061	1,704,867
20,000,000	5.50%, 06/01/2055	20,220,612
5,360,000	6.50%, 06/30/2060(5)	5,635,152
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,595,000	4.00%, 04/01/2039	1,509,903
2,000,000	5.00%, 04/01/2049	1,983,056
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.4% - (continued)
	Wisconsin - 4.4% - (continued)
$ 2,200,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)		$1,781,535
	Wisconsin Health & Educational Facs Auth, WI, Rev
3,000,000	5.00%, 11/15/2027		3,004,165
1,700,000	5.00%, 12/01/2028		1,704,108
4,000,000	5.00%, 08/15/2030(5)		4,349,760
7,275,000	5.00%, 11/01/2039		6,891,915
1,000,000	5.00%, 11/01/2054		824,226
1,000,000	5.75%, 08/15/2054		996,698
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031		919,783
3,115,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,383,534
			84,947,330
	Wyoming - 0.0%
	Wyoming Community Dev Auth, WY, Rev
180,000	4.00%, 12/01/2046		180,558
685,000	6.00%, 12/01/2054		745,723
			926,281
	Total Municipal Bonds (cost $1,862,007,008)		$1,818,730,313
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,769,971	3.15%, 10/15/2036		$2,399,955
	Total U.S. Government Agencies (cost $2,814,568)		$2,399,955
	Total Long-Term Investments (cost $1,864,821,576)		$1,821,130,268
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
22,891,753
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value
of $22,894,525; collateralized by
U.S. Treasury Inflation-Indexed Note at
1.63%, maturing 10/15/2027, with a
market value of $23,349,615
			$22,891,753
	Total Short-Term Investments (cost $22,891,753)		$22,891,753
	Total Investments (cost $1,887,713,329)	95.7%	$1,844,022,021
	Other Assets and Liabilities	4.3%	83,817,139
	Net Assets	100.0%	$1,927,839,160
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

150

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$59,329,871, representing 3.1% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $27,685,962 at July 31, 2025.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,818,730,313	$—	$1,818,730,313	$—
U.S. Government Agencies	2,399,955	—	2,399,955	—
Short-Term Investments	22,891,753	—	22,891,753	—
Total	$1,844,022,021	$—	$1,844,022,021	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

151

Hartford Municipal Short Duration Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.8%
	Alabama - 8.1%
$ 400,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 4.10%, 10/01/2032	$404,062
	Black Belt Energy Gas Dist, AL, Rev
100,000	5.00%, 06/01/2027	103,248
400,000	5.25%, 12/01/2027	416,457
300,000	5.25%, 12/01/2028	317,471
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	404,332
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	521,966
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	522,623
275,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.25%, 03/01/2055(1)	285,354
		2,975,513
	California - 4.8%
130,000	Bay Area Toll Auth, CA, Rev 2.59%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	127,128
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	400,000
100,000	5.00%, 08/01/2031	108,452
95,000	5.00%, 12/01/2053(1)	98,996
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	200,000
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	99,936
125,000	4.00%, 09/01/2026	125,939
120,000	4.00%, 09/01/2027	121,802
100,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2031	108,807
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	369,541
		1,760,601
	Colorado - 0.9%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AG) 5.00%, 12/01/2026	102,548
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	212,650
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,915
		345,113
	Connecticut - 2.1%
500,000	City of New Haven, CT, GO, (AG) 5.00%, 08/01/2030	549,442
45,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	45,249
180,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.80%, 07/01/2048(1)	179,341
		774,032
	District of Columbia - 1.5%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	537,857
	Florida - 1.8%
30,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030(3)	30,017
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	135,323
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,101
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.8% - (continued)
	Florida - 1.8% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$74,034
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(4)	300,814
100,000	4.25%, 05/01/2028(4)	101,288
		656,577
	Georgia - 4.5%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	856,923
200,000	5.00%, 03/01/2026	202,011
185,000	5.00%, 12/01/2054(1)	195,994
300,000	5.50%, 09/15/2025	300,778
100,000	Municipal Electric Auth of Georgia, GA, Rev, (AG) 5.00%, 07/01/2029	108,469
		1,664,175
	Guam - 0.1%
50,000	Government Of Guam Business Privilege Tax Refunding Bonds, GU, Rev 5.00%, 01/01/2028(3)	52,182
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	103,674
	Illinois - 10.9%
75,000	Chicago Board of Education, IL, GO, (NPFG) 5.50%, 12/01/2026	76,222
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	530,884
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	315,093
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	302,707
	Illinois Housing Dev Auth, IL, Rev,
305,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	320,074
85,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	91,030
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2026	92,636
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 5.00%, 02/01/2027	211,800
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	123,333
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AG) 5.00%, 01/01/2028	236,533
400,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2027	405,795
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	301,669
250,000	5.00%, 03/01/2026	253,161
740,000	5.00%, 11/01/2028	771,369
		4,032,306
	Indiana - 1.4%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	513,465
	Louisiana - 2.1%
	Louisiana Public Facs Auth, LA, Rev,
300,000	(AG) 5.00%, 08/01/2029	326,700
115,000	5.00%, 05/15/2030	124,631
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	210,110
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	99,764
		761,205

152

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.8% - (continued)
	Massachusetts - 1.3%
	Massachusetts Dev Finance Agency, MA, Rev
$ 100,000	2.89%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(4)	$99,938
90,000	5.00%, 01/01/2026	90,794
260,000	5.00%, 06/01/2032	286,182
		476,914
	Michigan - 2.1%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	239,091
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	217,711
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,307
	Northern Michigan University, MI, Rev
150,000	5.00%, 06/01/2031	164,138
110,000	5.00%, 06/01/2032	120,858
		791,105
	Minnesota - 1.4%
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	536,129
	Mississippi - 2.1%
	State of Mississippi Gaming Tax, MS, Rev
280,000	5.00%, 10/15/2026	282,872
500,000	5.00%, 10/15/2030	501,545
		784,417
	Nebraska - 2.3%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	370,000
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	99,813
60,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	60,345
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	303,046
		833,204
	New Hampshire - 0.6%
200,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 06/01/2031	215,770
	New Jersey - 2.3%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	58,350
100,000	5.00%, 11/01/2028	107,352
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(5)	399,517
270,000	New Jersey Turnpike Auth, NJ, Rev, (AG) 5.25%, 01/01/2026(6)	273,042
		838,261
	New Mexico - 0.7%
	New Mexico Mortgage Finance Auth, NM, Rev,
220,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	221,095
45,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	45,244
		266,339
	New York - 6.1%
	Metropolitan Transportation Auth, NY, Rev
150,000	5.00%, 11/15/2027	154,468
330,000	5.00%, 11/15/2030	338,351
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	167,105
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.8% - (continued)
	New York - 6.1% - (continued)
$ 500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	$553,632
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	312,152
200,000	5.00%, 12/01/2026	204,932
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	540,290
		2,270,930
	North Carolina - 0.5%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	134,222
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	35,019
		169,241
	North Dakota - 0.7%
	North Dakota Housing Finance Agency, ND, Rev
25,000	3.50%, 07/01/2046	24,978
250,000	3.75%, 07/01/2050	251,113
		276,091
	Ohio - 2.7%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	328,365
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	454,053
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	147,058
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	69,468
		998,944
	Oregon - 0.1%
25,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	24,978
	Pennsylvania - 2.7%
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(4)	116,076
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	411,079
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AG) 5.00%, 01/01/2029	213,880
165,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	163,827
100,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	107,701
		1,012,563
	Puerto Rico - 2.0%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	515,348
244,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2029(5)	212,339
		727,687
	Rhode Island - 3.9%
400,000	Providence Public Building Auth, RI, Rev, (AG) 5.00%, 09/15/2031	439,077
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2029	325,002
300,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	330,808
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	363,064
		1,457,951

153

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.8% - (continued)
	South Carolina - 0.9%
$ 65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	$65,470
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	266,259
		331,729
	South Dakota - 1.5%
	South Dakota Housing Dev Auth, SD, Rev,
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	50,007
75,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	80,100
400,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	444,595
		574,702
	Tennessee - 2.3%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	250,000
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	101,868
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	440,044
25,000	3.50%, 07/01/2045	24,980
30,000	3.50%, 01/01/2048	29,974
		846,866
	Texas - 13.2%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(5)	844,323
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	251,523
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	352,036
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,461
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	94,451
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	163,348
200,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2032	222,742
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2029	433,589
400,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2030	433,313
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	50,960
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,656
35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030	35,067
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	517,719
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	290,989
695,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.50%, 07/01/2052	695,637
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	362,893
		4,883,707
	Utah - 0.8%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	130,963
135,000	Downtown Revitalization Public Infrastructure Dist, UT, Rev, (AG) 5.00%, 06/01/2032	148,759
		279,722
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.8% - (continued)
	Virginia - 0.3%
$ 25,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027		$25,014
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		70,721
			95,735
	Washington - 2.6%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2030		106,420
100,000	5.00%, 07/01/2030		106,943
100,000	5.00%, 07/01/2031		106,866
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		525,386
100,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.00%, 07/01/2031(4)		108,178
			953,793
	Wisconsin - 5.0%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		501,071
225,000	(AG) 4.00%, 07/01/2026		226,797
70,000	4.00%, 10/01/2027		70,372
235,000	5.00%, 11/15/2030		253,273
500,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(5)		404,894
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	2.47%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)		178,632
200,000	5.00%, 11/01/2025		200,343
			1,835,382
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,205
	Total Municipal Bonds (cost $35,699,155)		$35,735,065
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
178,417
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value of $178,439;
collateralized by U.S. Treasury Inflation-Indexed
Note at 1.63%, maturing 10/15/2027, with a
market value of $182,196
			$178,417
	Total Short-Term Investments (cost $178,417)		$178,417
	Total Investments (cost $35,877,572)	97.3%	$35,913,482
	Other Assets and Liabilities	2.7%	990,123
	Net Assets	100.0%	$36,903,605
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

154

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $82,101 at July 31, 2025.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$726,294, representing 2.0% of net assets.

(5)	Security is a zero-coupon bond.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$35,735,065	$—	$35,735,065	$—
Short-Term Investments	178,417	—	178,417	—
Total	$35,913,482	$—	$35,913,482	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

155

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
	Brazil - 0.9%
BRL 3,607,487	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2035(1)	$582,568
	Mexico - 0.4%
MXN 4,664,210	Mexico Udibonos 4.00%, 11/03/2050(1)	216,381
	Total Foreign Government Obligations (cost $854,490)	$798,949
U.S. GOVERNMENT SECURITIES - 38.4%
	U.S. Treasury Securities - 38.4%
	U.S. Treasury Inflation-Indexed Bonds - 3.3%
$ 204,758	0.75%, 02/15/2045(1)	$148,023
306,872	1.75%, 01/15/2028(1)	310,300
334,729	2.38%, 01/15/2027(1)	339,801
291,950	2.50%, 01/15/2029(1)	303,487
144,876	3.38%, 04/15/2032(1)	160,862
317,986	3.63%, 04/15/2028(1)	337,323
361,736	3.88%, 04/15/2029(1)	394,263
		1,994,059
	U.S. Treasury Inflation-Indexed Notes - 35.1%
1,523,360	0.13%, 10/15/2026(1)	1,506,703
831,083	0.13%, 04/15/2027(1)	813,700
755,869	0.13%, 01/15/2030(1)	714,181
833,724	0.13%, 07/15/2030(1)	784,049
864,374	0.13%, 01/15/2031(1)	801,446
881,500	0.13%, 07/15/2031(1)	811,833
956,670	0.13%, 01/15/2032(1)	867,095
672,308	0.25%, 07/15/2029(1)	646,233
665,350	0.38%, 01/15/2027(1)	656,397
749,014	0.38%, 07/15/2027(1)	739,032
755,827	0.50%, 01/15/2028(1)	741,519
979,102	0.63%, 07/15/2032(1)	912,508
659,493	0.75%, 07/15/2028(1)	651,623
572,863	0.88%, 01/15/2029(1)	564,186
965,812	1.13%, 01/15/2033(1)	921,422
825,178	1.25%, 04/15/2028(1)	823,373
941,976	1.38%, 07/15/2033(1)	912,610
840,968	1.63%, 10/15/2027(1)	850,254
893,873	1.63%, 10/15/2029(1)	905,304
928,997	1.63%, 04/15/2030(1)	935,582
1,003,891	1.75%, 01/15/2034(1)	992,587
1,034,654	1.88%, 07/15/2034(1)	1,033,072
867,759	2.13%, 04/15/2029(1)	890,795
1,094,952	2.13%, 01/15/2035(1)	1,108,812
839,568	2.38%, 10/15/2028(1)	870,152
		21,454,468
	Total U.S. Government Securities (cost $23,028,566)	$23,448,527
COMMON STOCKS - 47.0%
	Energy - 12.6%
2,740	Antero Resources Corp.*	$95,708
3,062	Cameco Corp.(2)	229,893
1,752	Core Natural Resources, Inc.	129,315
17,950	Coterra Energy, Inc.	437,801
3,794	EQT Corp.	203,928
36,823	Equinor ASA	945,893
4,100	Expand Energy Corp.	429,598
11,866	Exxon Mobil Corp.	1,324,720
154,778	Gazprom PJSC*(3)	—
2,717	LUKOIL PJSC ADR*(3)	—
200	Novatek PJSC GDR*(3)	—
20,829	Petroleo Brasileiro SA - Petrobras ADR	265,361
5,215	Range Resources Corp.	191,495
25,893	Shell PLC ADR	1,869,734
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.0% - (continued)
	Energy - 12.6% - (continued)
9,479	Suncor Energy, Inc.	$373,865
16,900	Surgutneftegas PJSC ADR*(3)	—
370	Targa Resources Corp.	61,572
15,680	TotalEnergies SE	932,418
55,910	Yancoal Australia Ltd.(2)	225,806
		7,717,107
	Equity Real Estate Investment Trusts (REITs) - 14.1%
3,557	American Assets Trust, Inc. REIT	67,690
825	American Tower Corp. REIT	171,922
6,004	Brixmor Property Group, Inc. REIT	156,884
2,523	Camden Property Trust REIT	275,512
6,829	CareTrust, Inc. REIT	217,162
5,452	Centerspace REIT	296,752
5,738	Charter Hall Group REIT	73,925
2,518	Crown Castle, Inc. REIT	264,617
24,687	DiamondRock Hospitality Co. REIT	190,584
349	Equinix, Inc. REIT	274,024
3,347	Equity Residential REIT	211,530
321	Essex Property Trust, Inc. REIT	83,518
51,926	Fibra Uno Administracion SA de CV REIT	73,795
1,432	Gaming & Leisure Properties, Inc. REIT	65,270
10,929	Host Hotels & Resorts, Inc. REIT	171,804
140	Invincible Investment Corp. REIT	62,268
1,781	Iron Mountain, Inc. REIT	173,398
7,225	Kimco Realty Corp. REIT	153,387
9,835	Klepierre SA REIT	375,421
12,459	Mercialys SA REIT	154,039
1,529	Mid-America Apartment Communities, Inc. REIT	217,775
4,814	Millrose Properties, Inc. Class A, REIT	144,372
260	Nippon Building Fund, Inc. REIT	238,505
9,325	Omega Healthcare Investors, Inc. REIT	362,742
192	Orix J, Inc. REIT	250,988
9,639	Phillips Edison & Co., Inc. REIT	325,702
587	Public Storage REIT	159,629
905	Ryman Hospitality Properties, Inc. REIT	86,029
18,946	Sabra Health Care, Inc. REIT	341,596
28,224	Scentre Group REIT	67,547
504	Sekisui House, Inc. REIT	261,825
3,219	Simon Property Group, Inc. REIT	527,240
735	SL Green Realty Corp. REIT	42,079
46,933	Stockland REIT	166,391
12,384	Tanger, Inc. REIT	371,768
8,120	UDR, Inc. REIT	319,035
2,724	Unibail-Rodamco-Westfield REIT*	264,062
5,216	UNITE Group PLC REIT	51,427
2,912	Ventas, Inc. REIT	195,628
3,527	Warehouses De Pauw CVA REIT	82,307
814	Welltower, Inc. REIT	134,367
8,690	Wereldhave NV REIT	177,869
31,326	Workspace Group PLC REIT	164,448
1,967	WP Carey, Inc. REIT	126,203
		8,593,036
	Food, Beverage & Tobacco - 2.3%
13,430	Archer-Daniels-Midland Co.	727,638
1,278	Bunge Global SA	101,933
4,757	Fresh Del Monte Produce, Inc.	178,816
3,102	Ingredion, Inc.	408,037
		1,416,424
	Materials - 12.2%
1,297	Albemarle Corp.	88,001
13,191	Alcoa Corp.	395,334
63,533	Alrosa PJSC*(3)	—
23,009	Barrick Mining Corp.	485,720
3,831	BHP Group Ltd. Class DI	96,128
16,518	Century Aluminum Co.*	349,851

156

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.0% - (continued)
	Materials - 12.2% - (continued)
4,667	CF Industries Holdings, Inc.	$433,238
3,711	Corteva, Inc.	267,674
27,545	Dundee Precious Metals, Inc.	445,300
88,745	Emerald Resources NL*	194,785
11,784	Endeavour Mining PLC	353,792
754	Franco-Nevada Corp.	120,109
41,513	Glencore PLC*	166,605
12,166	Harmony Gold Mining Co. Ltd.	162,896
4,811	K&S AG	72,780
12,093	Kinross Gold Corp.	193,491
1,301	MMC Norilsk Nickel PJSC ADR*(3)	—
4,383	Mosaic Co.	157,832
6,339	Newmont Corp.	393,652
1,262	Nucor Corp.	180,554
12,822	Nutrien Ltd.	760,751
114,509	Perseus Mining Ltd.	239,061
627	Reliance, Inc.	181,912
3,961	Rio Tinto PLC	235,915
6,116	SABIC Agri-Nutrients Co.	193,997
1,966	Steel Dynamics, Inc.	250,783
28,948	Wesdome Gold Mines Ltd.*	344,719
19,023	Yara International ASA	703,226
		7,468,106
	Real Estate Management & Development - 1.7%
295,429	Ayala Land, Inc.	126,224
48,611	CK Asset Holdings Ltd.	222,745
6,392	CTP NV(4)	135,565
44,466	Emaar Properties PJSC	184,147
19,028	Mitsui Fudosan Co. Ltd.	170,078
13,523	Savills PLC	174,841
		1,013,600
	Telecommunication Services - 2.2%
27,893	BT Group PLC	76,177
9,466	KDDI Corp.	155,352
23,298	Koninklijke KPN NV	104,084
3,833	KT Corp. ADR	77,388
18,791	MTN Group Ltd.	157,939
5,202	Proximus SADP	43,222
11,393	Telenor ASA	174,779
415,164	True Corp. PCL*	131,718
6,111	Verizon Communications, Inc.	261,306
140,925	Vodafone Group PLC	152,791
		1,334,756
	Utilities - 1.9%
86,996	Centrica PLC	189,108
7,409	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	143,309
1,846	Edison International	96,214
7,784	Engie SA	174,970
2,655	Exelon Corp.	119,316
11,042	Italgas SpA	91,620
8,035	Osaka Gas Co. Ltd.	203,296
978	WEC Energy Group, Inc.	106,680
		1,124,513
	Total Common Stocks (cost $25,933,446)	$28,667,542
CLOSED END FUNDS - 0.4%
	Investment Company Securities - 0.4%
15,300	Sprott Physical Uranium Trust*	$246,350
	Total Closed End Funds (cost $249,883)	$246,350
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,932	VanEck Agribusiness ETF (2)		$140,031
	Total Exchange-Traded Funds (cost $141,237)		$140,031
	Total Long-Term Investments (cost $50,207,622)		$53,301,399
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.1%
$ 671,684
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%,
due on 08/01/2025 with a maturity value of
$671,765; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$685,138
			$671,684
	Securities Lending Collateral - 0.4%
243,952	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(5)		243,952
	Total Short-Term Investments (cost $915,636)		$915,636
	Total Investments (cost $51,123,258)	88.8%	$54,217,035
	Other Assets and Liabilities	11.2%	6,862,532
	Net Assets	100.0%	$61,079,567
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2025, the Fund invested 20.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Represents entire or partial securities on loan.

157

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(3)	Investment valued using significant unobservable inputs.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of this security was $135,565, representing 0.2% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	1	11/28/2025	$69,620	$2,378
California Carbon Allowance Vintage Future	14	12/24/2025	396,340	(64,940)
California Low Carbon Fuel Futures	53	12/31/2026	356,425	51,442
Copper Future	3	12/29/2025	331,762	(86,683)
Corn Future	13	12/12/2025	268,938	(9,304)
Cotton No. 2 Future	17	12/08/2025	571,625	(11,836)
Gas Oil Future	4	01/12/2026	267,400	4,679
Gasoline RBOB Future	1	12/31/2025	80,963	2,845
Gold 100oz Future	3	12/29/2025	1,004,580	(10,249)
LME Copper Future	2	08/18/2025	478,707	(9,116)
LME Copper Future	2	09/15/2025	479,666	5,224
LME Copper Future	2	11/17/2025	481,047	317
LME Copper Future	1	01/19/2026	241,174	(8,055)
LME Copper Future	2	12/14/2026	488,097	(5,068)
LME Lead Future	1	09/15/2025	48,800	(3,963)
LME Nickel Future	2	09/15/2025	178,066	(22,821)
LME Nickel Future	4	01/19/2026	362,581	(9,710)
LME Primary Aluminum Future	4	11/17/2025	256,710	2,993
LME Primary Aluminum Future	5	01/19/2026	321,514	(7,705)
LME Zinc Future	3	09/15/2025	207,152	823
LME Zinc Future	2	11/17/2025	138,309	3,963
LME Zinc Future	1	01/19/2026	69,269	(1,303)
Natural Gas Future	8	02/25/2026	303,280	(40,841)
Natural Gas Future	16	08/27/2026	630,560	(29,272)
NY Harbor ULSD Future	4	12/31/2025	393,658	9,650
SGX Iron ORE Future	31	09/30/2025	309,256	4,825
Silver Future	1	12/29/2025	185,955	(12,798)
Soybean Future	2	11/14/2025	98,925	(3,731)
Soybean Future	14	01/14/2026	705,250	(14,495)
Soybean Oil Future	3	01/14/2026	98,730	(592)
U.K. Emissions Allowances Future	1	12/15/2025	67,340	126
Wheat Future	10	12/10/2025	115,546	(4,432)
World Sugar No. 11 Future	3	09/30/2025	54,936	304
World Sugar No. 11 Future	4	02/27/2026	76,026	(775)
Total				$(268,120)
Short position contracts:
LME Copper Future	(2)	08/18/2025	$(478,707)	$17,893
LME Copper Future	(2)	09/15/2025	(479,666)	(25,390)
LME Copper Future	(2)	11/17/2025	(481,047)	14,528
LME Copper Future	(1)	01/19/2026	(241,174)	4,200
LME Copper Future	(2)	12/14/2026	(488,097)	(23,204)
LME Lead Future	(1)	09/15/2025	(48,800)	(611)
LME Nickel Future	(2)	09/15/2025	(178,066)	11,966
LME Primary Aluminum Future	(4)	11/17/2025	(256,710)	5,576
LME Primary Aluminum Future	(1)	01/19/2026	(64,303)	1,702
LME Zinc Future	(3)	09/15/2025	(207,152)	1,279
LME Zinc Future	(2)	11/17/2025	(138,309)	(3,343)
Total				$4,596
Total futures contracts				$(263,524)

158

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Cotton 3 Mo. Forward	JPM	USD	25	(0.25% )	11/03/2025	Monthly	$—	$—	$0 (1)	$0 (1)
SPDR Gold Shares	GSC	USD	301	(4.58% )	05/29/2026	Monthly	—	—	(102)	(102)
SPDR Gold Shares	JPM	USD	394	(4.58% )	05/29/2026	Monthly	—	—	(348)	(348)
Total OTC total return swap contracts							$—	$—	$(450)	$(450)

(1)	Amount is less than $1.

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,254,927	USD	995,000	CHF	UBS	08/29/2025	$25,318
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$798,949	$—	$798,949	$—
U.S. Government Securities	23,448,527	—	23,448,527	—
Common Stocks	28,667,542	19,777,643	8,889,899	—
Closed End Funds	246,350	246,350	—	—
Exchange-Traded Funds	140,031	140,031	—	—
Short-Term Investments	915,636	243,952	671,684	—
Foreign Currency Contracts(2)	25,318	—	25,318	—
Futures Contracts(2)	146,713	95,271	51,442	—
Total	$54,389,066	$20,503,247	$33,885,819	$—
Liabilities
Futures Contracts(2)	$(410,237)	$(345,297)	$(64,940)	$—
Swaps - Total Return(2)	(450)	—	(450)	—
Total	$(410,687)	$(345,297)	$(65,390)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

159

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.3%
	Asset-Backed - Automobile - 6.6%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$1,840,945
1,765,000	5.55%, 04/15/2033(1)	1,788,561
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,810,797
	CarMax Auto Owner Trust
2,430,000	4.82%, 05/15/2030	2,447,240
2,180,000	4.97%, 06/17/2030	2,196,813
3,250,000	5.08%, 02/15/2030	3,290,223
2,500,000	5.28%, 03/15/2030	2,535,602
2,000,000	5.67%, 01/15/2031	2,034,971
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	4,040,405
4,330,000	5.28%, 01/25/2030(1)	4,414,553
1,545,000	5.41%, 02/28/2030(1)	1,572,153
3,760,000	5.87%, 09/25/2031(1)	3,841,668
400,388	FHF Trust 4.43%, 01/18/2028(1)	400,182
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,207,215
	Ford Credit Auto Owner Trust
5,080,000	5.23%, 05/15/2030	5,149,131
1,830,000	6.46%, 05/15/2030	1,861,997
	GM Financial Consumer Automobile Receivables Trust
1,700,000	4.67%, 05/16/2030	1,704,671
2,935,000	5.39%, 01/16/2030	2,986,951
8,820,000	5.48%, 02/19/2030	8,972,348
900,000	6.41%, 05/16/2029	927,209
7,685,000	Hyundai Auto Lease Securitization Trust 4.97%, 02/15/2029(1)	7,706,865
	Hyundai Auto Receivables Trust
1,000,000	4.67%, 01/15/2031	1,006,131
2,920,000	4.72%, 07/15/2030	2,939,456
1,345,000	4.86%, 02/17/2032	1,353,228
2,045,000	4.92%, 07/15/2032	2,064,427
3,645,000	5.04%, 09/16/2030	3,700,072
2,156,629	Lendbuzz Securitization Trust 7.50%, 12/15/2028(1)	2,199,532
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,455,150
3,860,000	5.64%, 08/15/2030	3,929,036
4,380,000	5.97%, 10/15/2031	4,476,863
4,805,000	SCCU Auto Receivables Trust 4.78%, 12/15/2031(1)	4,796,101
	SFS Auto Receivables Securitization Trust
1,885,000	5.11%, 02/20/2031(1)	1,916,523
4,355,000	5.20%, 10/20/2032(1)	4,405,547
615,000	5.38%, 01/21/2031(1)	624,543
245,433	U.S. Bank NA 6.79%, 08/25/2032(1)	248,041
	World Omni Auto Receivables Trust
6,240,000	4.68%, 07/15/2030	6,267,998
9,000,000	4.83%, 05/15/2031	9,012,548
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	10,063,069
		132,188,765
	Commercial Mortgage-Backed Securities - 1.5%
1,263,087	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,197,211
1,640,564	BSPRT Issuer Ltd. 5.84%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	1,640,564
1,271,264	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,174,330
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.3% - (continued)
	Commercial Mortgage-Backed Securities - 1.5% - (continued)
$ 3,640,733	MF1 Ltd. 5.70%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	$3,640,715
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,915,508
9,000,000	ROCK Trust 7.11%, 11/13/2041(1)	9,334,787
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,903,702
		30,806,817
	Other Asset-Backed Securities - 9.9%
2,590,000	Affirm Asset Securitization Trust 5.61%, 02/15/2029(1)	2,599,685
10,000,000	AMSR Trust 4.29%, 07/17/2041(1)(3)	9,497,016
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	715,585
	Apidos CLO XXVIII
2,750,000	5.99%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,748,625
2,750,000	6.04%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,750,000
1,258,541	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,154,315
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,515,878
3,600,000	Bain Capital Credit CLO Ltd. 6.82%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(2)	3,606,559
1,000,000	Carlyle Global Market Strategies CLO Ltd. 5.98%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,003,735
	Castlelake Aircraft Structured Trust
7,244,942	5.78%, 02/15/2050(1)	7,303,945
2,016,783	6.50%, 02/15/2050(1)	2,026,224
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	880,566
4,500,000	CIFC Funding Ltd. 5.52%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	4,493,871
4,635,000	Cloud Capital Holdco LP 5.78%, 11/22/2049(1)	4,686,732
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	6,232,358
773,096	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	757,635
3,981,331	FirstKey Homes Trust 1.27%, 10/19/2037(1)	3,941,130
3,568,232	Gilead Aviation LLC 6.52%, 03/15/2050(1)	3,648,575
	GreenSky Home Improvement Issuer Trust
1,610,000	5.69%, 03/25/2060(1)	1,629,674
5,000,000	6.22%, 03/25/2060(1)	5,090,055
9,000,000	Madison Park Funding LIV Ltd. 6.33%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	9,021,573
4,050,000	Madison Park Funding XLII Ltd. 6.08%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,052,053
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	2,045,204
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. 6.28%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(2)	6,754,914
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.08%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	6,015,162

160

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.3% - (continued)
	Other Asset-Backed Securities - 9.9% - (continued)
$ 3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.68%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(2)	$3,634,153
6,000,000	Octagon Investment Partners 42 Ltd. 6.42%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	5,997,858
815,000	OHA Credit Funding 6 Ltd. 6.18%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	816,650
7,750,000	OHA Credit Partners XV Ltd. 6.68%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	7,748,295
4,950,000	Palmer Square Loan Funding Ltd. 6.21%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,951,282
	Post Road Equipment Finance LLC
3,700,000	5.13%, 05/15/2031(1)	3,725,859
830,000	5.43%, 05/15/2031(1)	827,316
2,865,000	7.08%, 05/17/2032(1)	2,887,974
	Progress Residential Trust
2,820,000	3.33%, 07/17/2041(1)	2,587,673
8,192,000	3.56%, 04/17/2042(1)	7,515,259
2,410,000	3.65%, 02/17/2042(1)(3)	2,230,493
4,400,000	3.75%, 02/17/2041(1)	4,132,356
1,021,727	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	975,882
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	914,773
5,160,000	5.00%, 05/25/2050(1)	5,085,038
725,000	Stream Innovations Issuer Trust 6.34%, 02/15/2045(1)	740,853
2,000,000	Symphony CLO XXII Ltd. 6.43%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,000,306
9,500,000	Texas Debt Capital CLO Ltd. 6.68%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	9,510,868
8,400,000	Tricon Residential Trust 5.00%, 12/17/2040(1)	8,238,207
4,300,000	Uniti Fiber ABS Issuer LLC 6.37%, 04/20/2055(1)	4,376,550
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	7,047,069
4,875,000	2.17%, 10/15/2046(1)	4,695,250
2,000,000	Wingstop Funding LLC 5.86%, 12/05/2054(1)	2,043,444
9,280,000	Zayo Issuer LLC 6.09%, 03/20/2055(1)	9,383,704
		199,238,181
	Whole Loan Collateral CMO - 5.3%
	Angel Oak Mortgage Trust
749,429	0.91%, 01/25/2066(1)(4)	647,236
3,083,355	0.95%, 07/25/2066(1)(4)	2,628,446
441,940	0.99%, 04/25/2053(1)(4)	417,601
1,271,441	1.04%, 01/20/2065(1)(4)	1,056,867
1,461,258	1.07%, 05/25/2066(1)(4)	1,238,064
2,896,817	1.46%, 09/25/2066(1)(4)	2,416,935
490,350	1.47%, 06/25/2065(1)(4)	466,487
943,372	1.69%, 04/25/2065(1)(4)	889,379
111,606	2.47%, 12/25/2059(1)(4)	108,367
	Arroyo Mortgage Trust
1,218,720	1.18%, 10/25/2048(1)(4)	1,090,820
703,124	2.96%, 10/25/2048(1)(4)	665,969
186,787	3.81%, 01/25/2049(1)(4)	181,064
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.3% - (continued)
	Whole Loan Collateral CMO - 5.3% - (continued)
	BRAVO Residential Funding Trust
$ 387,653	0.94%, 02/25/2049(1)(4)	$344,294
304,045	1.45%, 05/25/2060(1)(4)	295,934
	Bunker Hill Loan Depositary Trust
132,797	1.72%, 02/25/2055(1)(4)	130,955
199,338	2.72%, 11/25/2059(1)(3)	196,728
	Citigroup Mortgage Loan Trust, Inc.
346,953	3.25%, 03/25/2061(1)(4)	338,986
276,500	3.50%, 02/25/2058(1)(4)	271,722
	COLT Mortgage Loan Trust
360,379	0.80%, 07/27/2054(1)	329,349
1,637,128	0.91%, 06/25/2066(1)(4)	1,402,686
1,249,103	0.92%, 08/25/2066(1)(4)	1,043,826
3,234,951	0.96%, 09/27/2066(1)(4)	2,679,674
4,426,959	1.11%, 10/25/2066(1)(4)	3,776,773
554,689	1.33%, 10/26/2065(1)(4)	516,871
3,218,070	1.40%, 10/25/2066(1)(4)	2,712,022
1,379,816	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(4)	1,236,756
4,339,690	COLT Trust 1.39%, 01/25/2065(1)(4)	3,729,263
	CSMC Trust
1,394,380	0.81%, 05/25/2065(1)(4)	1,255,400
1,691,310	0.83%, 03/25/2056(1)(4)	1,391,847
2,497,041	1.02%, 04/25/2066(1)(4)	2,154,557
2,831,758	1.10%, 05/25/2066(1)(4)	2,433,116
2,373,649	1.17%, 07/25/2066(1)(4)	1,972,260
3,102,919	2.00%, 01/25/2060(1)(4)	2,781,241
987,193	2.21%, 05/25/2065(1)(3)	933,829
409,255	3.24%, 02/25/2050(1)(4)	388,853
	Deephaven Residential Mortgage Trust
277,887	0.72%, 05/25/2065(1)(4)	264,317
686,469	0.90%, 04/25/2066(1)(4)	603,676
	Ellington Financial Mortgage Trust
299,148	0.80%, 02/25/2066(1)(4)	255,190
659,857	0.93%, 06/25/2066(1)(4)	547,464
353,536	1.18%, 10/25/2065(1)(4)	330,340
91,890	2.74%, 11/25/2059(1)(4)	86,875
	GCAT Trust
1,197,893	0.87%, 01/25/2066(1)(4)	1,008,436
1,476,157	1.04%, 05/25/2066(1)(4)	1,229,822
1,897,479	1.09%, 05/25/2066(1)(4)	1,634,968
2,929,786	1.09%, 08/25/2066(1)(4)	2,420,076
4,343,399	1.26%, 07/25/2066(1)(4)	3,624,566
1,115,027	2.47%, 04/25/2065(1)(4)	1,056,448
367,633	2.56%, 04/25/2065(1)(3)	351,021
500,817	2.65%, 10/25/2068(1)(4)	484,524
202,004	3.25%, 01/25/2060(1)(3)	197,384
6,377,267	HTAP Issuer Trust 6.50%, 11/25/2042(1)	6,339,917
	Imperial Fund Mortgage Trust
2,034,530	1.07%, 06/25/2056(1)(4)	1,763,205
1,656,321	1.07%, 09/25/2056(1)(4)	1,395,662
2,236,733	1.60%, 11/25/2056(1)(4)	1,935,739
1,472,170	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,424,580
232,174	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	221,902
	MFA Trust
391,194	0.85%, 01/25/2056(1)(4)	377,338
351,205	1.01%, 01/26/2065(1)(4)	330,393
781,978	1.03%, 11/25/2064(1)(4)	681,264
501,579	1.15%, 04/25/2065(1)(4)	469,835
1,713,596	1.91%, 11/25/2056(1)(4)	1,523,526
255,064	2.48%, 03/25/2065(1)(4)	245,180

161

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.3% - (continued)
	Whole Loan Collateral CMO - 5.3% - (continued)
	Mill City Mortgage Loan Trust
$ 1,919,700	1.13%, 11/25/2060(1)(4)	$1,830,280
846,122	2.75%, 07/25/2059(1)(4)	824,290
73,801	3.25%, 05/25/2062(1)(4)	72,983
341,256	3.50%, 08/25/2058(1)(4)	335,356
	New Residential Mortgage Loan Trust
204,497	0.94%, 10/25/2058(1)(4)	197,741
239,759	1.65%, 05/24/2060(1)(4)	232,171
619,043	2.46%, 01/26/2060(1)(4)	581,520
171,774	3.25%, 09/25/2056(1)(4)	161,616
233,708	3.50%, 12/25/2057(1)(4)	225,386
155,083	3.75%, 11/26/2035(1)(4)	149,383
113,876	3.75%, 03/25/2056(1)(4)	109,329
188,239	3.75%, 11/25/2056(1)(4)	179,400
534,680	3.79%, 09/25/2057(1)(4)	504,119
329,077	4.00%, 02/25/2057(1)(4)	318,201
333,955	4.00%, 03/25/2057(1)(4)	321,905
230,639	4.00%, 04/25/2057(1)(4)	222,752
299,861	4.00%, 05/25/2057(1)(4)	287,129
277,342	4.00%, 12/25/2057(1)(4)	269,041
627,008	5.22%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	614,530
	OBX Trust
832,629	1.05%, 07/25/2061(1)(4)	674,505
2,872,511	1.10%, 05/25/2061(1)(4)	2,356,486
3,621,355	1.96%, 10/25/2061(1)(4)	3,048,985
568,663	3.50%, 12/25/2049(1)(4)	508,027
49,316	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(4)	48,812
13,006	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(4)	12,848
4,282,339	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	3,557,138
833,430	STAR Trust 1.22%, 05/25/2065(1)(4)	776,574
	Starwood Mortgage Residential Trust
1,515,518	1.13%, 06/25/2056(1)(4)	1,320,631
156,595	1.49%, 04/25/2065(1)(4)	150,807
89,273	2.28%, 02/25/2050(1)(4)	84,780
	Towd Point Mortgage Trust
1,755,906	1.75%, 10/25/2060(1)	1,584,608
189,622	2.75%, 10/25/2057(1)(4)	185,578
2,783,788	2.90%, 10/25/2059(1)(4)	2,660,367
265,282	3.25%, 03/25/2058(1)(4)	261,334
1,057,938	TRK Trust 1.15%, 07/25/2056(1)(4)	950,883
	Verus Securitization Trust
758,184	0.82%, 01/25/2066(1)(4)	673,245
927,905	0.92%, 02/25/2064(1)(4)	856,198
2,552,185	1.01%, 09/25/2066(1)(4)	2,172,187
769,188	1.02%, 04/25/2064(1)(4)	687,387
589,829	1.03%, 02/25/2066(1)(4)	520,799
496,542	Visio Trust 1.28%, 05/25/2056(1)	458,624
		105,915,760
	Total Asset & Commercial Mortgage-Backed Securities (cost $483,144,899)	$468,149,523
CORPORATE BONDS - 47.2%
	Aerospace & Defense - 0.6%
1,215,000	Boeing Co. 6.26%, 05/01/2027	$1,246,024
790,000	HEICO Corp. 5.25%, 08/01/2028	805,045
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,343,725
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Aerospace & Defense - 0.6% - (continued)
$ 845,000	Northrop Grumman Corp. 4.65%, 07/15/2030	$850,216
4,950,000	TransDigm, Inc. 4.88%, 05/01/2029	4,857,317
		12,102,327
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,533,432
	Apparel - 0.5%
9,025,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	9,547,954
	Auto Manufacturers - 1.0%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,169,252
4,250,000	3.38%, 11/13/2025	4,228,854
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,894,474
2,000,000	5.00%, 04/09/2027	2,009,541
2,000,000	5.55%, 07/15/2029	2,043,315
4,000,000	Hyundai Capital America 5.30%, 01/08/2029(1)	4,061,332
		20,406,768
	Auto Parts & Equipment - 0.1%
700,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 02/15/2030(1)	721,721
1,250,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029(5)	1,212,639
		1,934,360
	Beverages - 0.8%
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,869,106
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,369,086
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,110,945
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	5,798,555
		15,147,692
	Biotechnology - 0.4%
	Illumina, Inc.
4,780,000	4.65%, 09/09/2026	4,777,573
2,750,000	5.80%, 12/12/2025	2,754,928
		7,532,501
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
3,181,000	6.67%, 07/15/2027(3)	3,259,990
3,515,000	6.85%, 11/15/2028(3)	3,659,203
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	796,647
		7,715,840
	Commercial Banks - 11.0%
	Bank of America Corp.
4,825,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(6)	4,845,310
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	2,507,432
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	4,074,574

162

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.0% - (continued)
$ 9,500,000	5.29%, 04/25/2034, (5.29% fixed rate until 04/25/2033; 6 mo. USD SOFR + 1.91% thereafter)(6)	$9,677,933
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	5,402,242
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	3,696,977
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(6)	2,633,829
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(6)	3,594,262
	BPCE SA
2,325,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(6)	2,367,906
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	4,147,890
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	3,300,338
4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	4,263,713
3,325,000	Citibank NA 4.84%, 08/06/2029	3,380,290
	Citigroup, Inc.
5,425,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(6)	5,402,986
5,000,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	5,090,983
10,050,000	Deutsche Bank AG 4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(6)	10,066,641
	Goldman Sachs Group, Inc.
11,050,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(6)	9,934,680
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	5,667,578
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	3,312,211
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(6)	5,286,009
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(6)	2,410,898
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	3,661,245
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.0% - (continued)
	Huntington Bancshares, Inc.
$ 3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(6)	$2,991,678
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	5,116,088
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(6)	2,991,546
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(6)	4,689,716
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(6)	4,525,027
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(6)	5,671,939
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,462,568
9,575,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	9,789,414
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	2,095,029
8,600,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	8,652,238
	Morgan Stanley
5,750,000	4.99%, 04/12/2029, (4.99% fixed rate until 04/12/2028; 6 mo. USD SOFR + 1.38% thereafter)(6)	5,820,904
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	2,022,084
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(6)	5,100,514
5,550,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	5,685,246
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	3,652,714
1,990,000	Morgan Stanley Private Bank NA 4.73%, 07/18/2031, (4.73% fixed rate until 07/18/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	1,998,970
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(6)	5,425,268
6,025,000	Royal Bank of Canada 4.70%, 08/06/2031, (4.70% fixed rate until 08/06/2030; 6 mo. USD SOFR + 1.06% thereafter)(6)	6,030,512
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(6)	2,603,026

163

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Commercial Banks - 11.0% - (continued)
$ 4,755,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	$5,070,213
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,050,132
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(6)	4,920,777
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	2,744,973
3,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(6)	3,637,858
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(6)	2,660,484
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(6)	5,097,510
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	2,246,602
		221,478,957
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,898,342
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,873,151
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,503,737
	Howard University
500,000	1.99%, 10/01/2025	496,925
655,000	2.52%, 10/01/2025	651,545
		11,423,700
	Construction Materials - 0.6%
9,875,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	9,908,812
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,079,218
		12,988,030
	Distribution/Wholesale - 0.2%
4,650,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	4,928,777
	Diversified Financial Services - 4.3%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,632,928
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,800,685
3,050,000	Aircastle Ltd. 5.25%, 08/11/2025(1)	3,050,000
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	4,148,505
	Aviation Capital Group LLC
2,800,000	4.80%, 10/24/2030(1)	2,772,010
3,000,000	6.75%, 10/25/2028(1)	3,178,162
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	2,262,114
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	3,259,448
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Diversified Financial Services - 4.3% - (continued)
$ 4,155,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	$4,395,147
9,050,000	goeasy Ltd. 6.88%, 05/15/2030(1)	9,067,439
5,000,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	5,197,970
5,175,000	Navient Corp. 5.50%, 03/15/2029(5)	5,062,428
6,000,000	OneMain Finance Corp. 6.63%, 05/15/2029	6,127,725
8,600,000	Rocket Cos., Inc. 6.13%, 08/01/2030(1)	8,719,991
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
6,070,000	2.88%, 10/15/2026(1)	5,918,673
9,150,000	3.63%, 03/01/2029(1)	8,643,411
7,050,000	Synchrony Financial 5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(6)	7,045,881
		87,282,517
	Electric - 1.9%
4,900,000	AES Andes SA 6.30%, 03/15/2029(7)	5,068,109
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,119,706
3,575,000	5.95%, 03/30/2029(1)	3,735,691
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(3)	471,226
1,280,000	Duke Energy Carolinas LLC 4.85%, 03/15/2030	1,302,461
2,180,000	Edison International 5.25%, 11/15/2028	2,165,054
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,130,733
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	508,934
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,608,345
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,464,452
10,350,000	5.88%, 10/15/2028	10,770,019
		37,344,730
	Electronics - 0.8%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,824,515
3,775,000	6.00%, 01/15/2028	3,881,371
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,920,920
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	4,018,495
		16,645,301
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,503,530
	Entertainment - 0.5%
5,300,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(1)(5)	5,008,678
662,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	645,450
2,275,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(5)	2,108,585
2,051,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	2,011,026
		9,773,739
	Food - 0.6%
4,775,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(7)	4,995,041
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,871,325
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,042,560
		11,908,926

164

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Forest Products & Paper - 0.3%
$ 5,100,000	Suzano Austria GmbH 5.00%, 01/15/2030	$5,074,644
	Gas - 0.3%
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	6,263,673
	Healthcare - Products - 0.6%
5,775,000	Solventum Corp. 5.40%, 03/01/2029	5,941,552
5,575,000	Stryker Corp. 4.85%, 02/10/2030	5,667,744
		11,609,296
	Healthcare - Services - 1.1%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,972,093
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,931,063
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,070,500
8,740,000	6.25%, 02/01/2029	9,132,924
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,884,047
		21,990,627
	Insurance - 2.9%
5,325,000	Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/2032(1)	5,391,556
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,898,274
7,215,000	5.58%, 01/09/2029(1)	7,414,963
3,020,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	2,943,681
2,355,000	CNO Global Funding 1.75%, 10/07/2026(1)	2,276,420
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,748,109
1,870,000	5.90%, 09/19/2028(1)	1,941,006
5,900,000	Equitable America Global Funding 4.95%, 06/09/2030(1)	5,946,955
	GA Global Funding Trust
3,675,000	5.40%, 01/13/2030(1)	3,761,090
5,740,000	5.50%, 01/08/2029(1)	5,868,042
5,000,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	5,010,061
5,900,000	Protective Life Global Funding 4.80%, 06/05/2030(1)	5,941,917
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,646,738
3,675,000	6.00%, 11/21/2028(1)	3,830,190
		58,619,002
	Investment Company Security - 1.0%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,085,021
4,000,000	5.95%, 07/15/2029	4,097,300
5,560,000	7.00%, 01/15/2027	5,723,468
4,275,000	FS KKR Capital Corp. 3.25%, 07/15/2027	4,106,221
	HAT Holdings I LLC/HAT Holdings II LLC
1,155,000	3.38%, 06/15/2026(1)	1,132,974
1,140,000	8.00%, 06/15/2027(1)	1,180,713
		20,325,697
	IT Services - 0.5%
5,875,000	CACI International, Inc. 6.38%, 06/15/2033(1)	6,007,428
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	4,088,606
		10,096,034
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Leisure Time - 0.3%
$ 6,700,000	Royal Caribbean Cruises Ltd. 5.38%, 07/15/2027(1)	$6,731,771
	Lodging - 0.5%
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	385,464
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,580,371
6,600,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	6,350,322
		9,316,157
	Machinery-Diversified - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026	2,373,659
7,030,000	6.05%, 04/15/2028	7,241,984
		9,615,643
	Media - 0.7%
5,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	4,893,498
7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	7,151,855
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,621,536
		14,666,889
	Mining - 0.5%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,962,997
7,100,000	Novelis Corp. 3.25%, 11/15/2026(1)	6,984,883
		10,947,880
	Oil & Gas - 0.7%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,295,995
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,623,839
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,014,483
880,000	5.88%, 05/22/2030(1)	905,595
4,340,000	7.50%, 01/15/2028(1)	4,593,158
		13,433,070
	Oil & Gas Services - 0.5%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,650,843
7,625,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	7,794,682
		9,445,525
	Packaging & Containers - 0.4%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,917,017
2,140,000	5.50%, 04/15/2028	2,189,437
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,351,250
		8,457,704
	Pharmaceuticals - 0.3%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,462,408
1,610,000	6.25%, 01/21/2029(1)	1,686,836
3,028,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	3,005,367
		6,154,611
	Pipelines - 1.5%
4,250,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	4,374,924
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,275,414

165

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Pipelines - 1.5% - (continued)
$ 3,680,000	6.04%, 08/15/2028(1)	$3,824,773
755,000	6.06%, 08/15/2026(1)	763,015
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,074,126
905,000	6.10%, 12/01/2028	946,801
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,064,541
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,424,241
3,000,000	Targa Resources Corp. 6.15%, 03/01/2029	3,140,644
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,453,287
		29,341,766
	Real Estate - 0.7%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,180,262
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,456,872
		13,637,134
	Real Estate Investment Trusts - 4.3%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,585,813
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,422,094
3,800,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	4,074,516
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,598,840
5,900,000	Cousins Properties LP 5.25%, 07/15/2030	5,993,955
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,834,319
4,875,000	4.80%, 09/01/2028	4,898,441
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	3,000,873
	Hudson Pacific Properties LP
6,375,000	3.95%, 11/01/2027	6,024,722
7,615,000	4.65%, 04/01/2029(5)	6,640,098
3,460,000	5.95%, 02/15/2028	3,313,433
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,977,679
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,315,069
3,325,000	Piedmont Operating Partnership LP 9.25%, 07/20/2028	3,660,263
765,000	Prologis LP 4.75%, 01/15/2031	771,417
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	972,264
1,390,000	1.88%, 07/15/2050(1)	1,371,348
5,410,000	4.83%, 10/15/2029(1)	5,379,594
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,958,715
9,050,000	XHR LP 6.63%, 05/15/2030(1)	9,198,212
		85,991,665
	Retail - 0.9%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,423,945
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,797,999
2,780,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	2,680,395
5,800,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	5,972,689
5,825,000	Starbucks Corp. 4.50%, 05/15/2028	5,846,181
		18,721,209
	Savings & Loans - 0.3%
5,975,000	Nationwide Building Society 4.65%, 07/14/2029, (4.65% fixed rate until 07/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(1)(6)	5,976,845
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.2% - (continued)
	Semiconductors - 1.0%
	Broadcom, Inc.
$ 2,750,000	5.05%, 04/15/2030	$2,809,767
2,750,000	5.20%, 04/15/2032	2,818,814
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,671,403
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,866,317
815,000	5.75%, 02/15/2029	846,124
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,033,891
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,458,609
		20,504,925
	Software - 1.0%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)	4,751,938
5,350,000	Fiserv, Inc. 4.75%, 03/15/2030	5,364,422
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,892,586
5,575,000	Oracle Corp. 4.80%, 08/03/2028	5,635,658
		19,644,604
	Telecommunications - 1.3%
9,875,000	Level 3 Financing, Inc. 6.88%, 06/30/2033(1)	10,006,875
6,000,000	NTT Finance Corp. 4.88%, 07/16/2030(1)	6,033,949
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,325,348
		26,366,172
	Trucking & Leasing - 0.5%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,969,063
2,275,000	4.40%, 07/01/2027(1)	2,265,399
2,795,000	5.35%, 03/30/2029(1)	2,856,153
2,645,000	5.70%, 02/01/2028(1)	2,709,630
		10,800,245
	Total Corporate Bonds (cost $932,287,993)	$948,931,869
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Hungary - 0.2%
3,640,000	Hungary Government International Bonds 5.38%, 09/26/2030(1)	$3,685,609
	Total Foreign Government Obligations (cost $3,620,744)	$3,685,609
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AG) 5.45%, 08/15/2028	$1,895,025
	Total Municipal Bonds (cost $1,859,704)	$1,895,025
SENIOR FLOATING RATE INTERESTS - 12.9%(8)
	Advertising - 0.0%
515,000	Wasserman Media Group LLC 7.35%, 06/23/2032, 1 mo. USD Term SOFR + 3.00%	$515,644

166

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
$ 3,769	7.06%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%(9)	$3,769
193,362	7.30%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%	193,362
16,154	7.32%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%	16,154
488,775	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	489,039
1,064,887	Spirit AeroSystems, Inc. 8.81%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,065,952
3,807,170	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,817,792
		5,586,068
	Airlines - 0.2%
246,875	Air Canada 6.35%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	246,505
	American Airlines, Inc.
761,841	6.58%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	758,031
1,092,262	7.58%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	1,099,089
610,387	JetBlue Airways Corp. 9.07%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	572,849
329,776	SkyMiles IP Ltd. 8.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	331,012
760,000	Vista Management Holding, Inc. 8.04%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	762,531
		3,770,017
	Apparel - 0.2%
2,691,873	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,685,143
415,000	Beach Acquisition Bidco LLC 7.59%, 06/25/2032, 1 mo. USD Term SOFR + 3.25%	417,419
806,250	Crocs, Inc. 6.61%, 02/19/2029, 1 mo. USD Term SOFR + 2.25%	810,588
1,034,443	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,036,595
		4,949,745
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	4.90%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,447,539
$ 1,121,539	6.86%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,120,978
1,166,276	First Brands Group LLC 9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,137,928
		3,706,445
	Beverages - 0.0%
591,219	Pegasus Bidco BV 7.58%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	592,206
	Chemicals - 0.2%
1,122,000	Axalta Coating Systems U.S. Holdings, Inc. 6.05%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	1,124,805
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Chemicals - 0.2% - (continued)
$ 1,091,638	Element Solutions, Inc. 6.11%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	$1,095,731
247,023	Nouryon Finance BV 7.51%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	246,870
420,000	Olympus Water U.S. Holding Corp. 7.59%, 07/23/2032, 1 mo. USD Term SOFR + 3.25%	418,635
	Tronox Finance LLC
989,148	6.55%, 04/04/2029, 3 mo. USD Term SOFR + 2.25%	902,103
838,859	6.82%, 09/30/2031, 1 mo. USD Term SOFR + 2.50%	749,521
		4,537,665
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
14,117	3.00%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(9)	14,195
189,930	7.33%, 10/30/2031, 3 mo. USD Term SOFR + 3.00%	190,982
		205,177
	Commercial Services - 1.3%
1,847,968	AlixPartners LLP 6.97%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,848,227
900,065	Allied Universal Holdco LLC 8.21%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	901,514
893,581	APi Group DE, Inc. 6.11%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	892,714
1,037,163	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,040,792
EUR 1,443,965	Boels Topholding BV 4.68%, 05/23/2031, 1 mo. EURIBOR + 2.75%	1,648,709
$ 840,780	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	842,008
498,170	BrightView Landscapes LLC 6.31%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	497,134
1,140,606	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,136,808
1,217,528	Corp. Service Co. 6.36%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,214,789
1,679,103	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,685,870
1,218,481	First Advantage Holdings LLC 7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	1,222,295
1,607,848	Fugue Finance BV 7.10%, 01/09/2032, 1 mo. USD Term SOFR + 2.75%	1,613,299
539,560	OMNIA Partners LLC 6.81%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	540,429
520,000	Shift4 Payments LLC 7.08%, 06/30/2032, 3 mo. USD Term SOFR + 2.75%	523,359
2,444,202	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,445,644
2,170,025	United Rentals, Inc. 6.11%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	2,172,065
240,000	Valvoline, Inc. 6.35%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	240,840
EUR 2,380,000	Verisure Holding AB 4.98%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,718,227

167

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Commercial Services - 1.3% - (continued)
$ 552,781	Vestis Corp. 6.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	$527,215
2,581,722	WEX, Inc. 6.11%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,577,772
		26,289,710
	Construction Materials - 0.4%
	Chamberlain Group, Inc.
500,000	7.34%, 07/22/2032, 1 mo. USD Term SOFR + 3.00%	499,790
969,003	7.71%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	968,848
	Emerald Borrower LP
590,372	6.83%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	590,401
377,150	6.86%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	377,176
836,600	MI Windows & Doors LLC 7.11%, 03/28/2031, 1 mo. USD Term SOFR + 2.75%	836,859
	Quikrete Holdings, Inc.
2,196,637	6.61%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	2,194,199
508,725	6.61%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	508,089
674,246	Standard Industries, Inc. 6.10%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	675,723
1,550,301	Zurn Holdings, Inc. 6.47%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,558,378
		8,209,463
	Distribution/Wholesale - 0.3%
4,138,017	American Builders & Contractors Supply Co., Inc. 6.11%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,145,797
1,811,899	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	1,815,667
997,351	Windsor Holdings III LLC 7.10%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	997,042
		6,958,506
	Diversified Financial Services - 0.8%
1,910,474	Blackhawk Network Holdings, Inc. 8.36%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,917,046
535,000	CFC Bidco 2022 Ltd. 8.04%, 05/30/2032, 3 mo. USD Term SOFR + 3.75%	533,331
3,275,000	Colossus Acquireco LLC 6.10%, 08/02/2032, 1 mo. USD Term SOFR + 1.75%	3,256,300
2,437,555	Corpay Technologies Operating Co. LLC 6.11%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,434,508
820,000	CPI Holdco B LLC 6.36%, 05/17/2031, 1 mo. USD Term SOFR + 2.00%	819,040
316,000	Delos Aircraft DAC 6.05%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	316,790
1,860,000	GC Ferry Acquisition I, Inc. 7.85%, 06/06/2032, 1 mo. USD Term SOFR + 3.50%	1,830,947
1,400,000	Hightower Holding LLC 7.26%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	1,400,000
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Diversified Financial Services - 0.8% - (continued)
$ 1,015,000	Osaic Holdings, Inc. 7.35%, 07/16/2032, 1 mo. USD Term SOFR + 3.00%	$1,015,000
1,045,301	Russell Investments U.S. Institutional Holdco, Inc. 9.31%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%(10)	1,007,931
1,624,367	Setanta Aircraft Leasing DAC 6.05%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,630,914
		16,161,807
	Electric - 0.1%
991,096	Constellation Renewables LLC 6.58%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	990,739
	Electronics - 0.2%
1,419,091	Coherent Corp. 6.36%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	1,421,220
806,309	Ingram Micro, Inc. 6.56%, 09/22/2031, 3 mo. USD Term SOFR + 2.25%	809,333
1,000,000	LSF12 Crown U.S. Commercial Bidco LLC 7.86%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	1,005,420
280,000	MV Holding GmbH 6.61%, 03/17/2032, 1 mo. USD Term SOFR + 2.25%	281,050
		3,517,023
	Engineering & Construction - 0.3%
	Brown Group Holding LLC
942,626	6.83%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	943,559
2,068,189	6.86%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,069,616
288,550	Construction Partners, Inc. 6.86%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	289,632
337,750	Fluidra SA 6.38%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	337,679
1,043,058	KKR Apple Bidco LLC 6.86%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,045,416
1,175,000	Newly Weds Foods, Inc. 6.59%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,173,531
		5,859,433
	Entertainment - 0.7%
842,025	Caesars Entertainment, Inc. 6.61%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	840,619
2,377,917	Cinemark USA, Inc. 6.61%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	2,385,051
	Delta 2 Lux SARL
151,667	6.29%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	151,477
303,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	302,954
234,412	DK Crown Holdings, Inc. 6.08%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	234,070
EUR 1,460,000	Dorna Sports SL 4.72%, 07/29/2032, 3 mo. EURIBOR + 2.75%	1,669,284
$ 935,000	EOC Borrower LLC 7.36%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	935,589
930,000	Flutter Financing BV 6.30%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	928,838

168

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Entertainment - 0.7% - (continued)
$ 383,976	Great Canadian Gaming Corp. 9.07%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	$374,257
500,000	Herschend Entertainment Co. LLC 7.60%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	503,750
655,025	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	651,134
708,100	Penn Entertainment, Inc. 6.86%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	709,757
2,819,380	Six Flags Entertainment Corp. 6.36%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,815,856
1,218,875	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,221,678
		13,724,314
	Environmental Control - 0.3%
2,456,811	Clean Harbors, Inc. 6.11%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	2,472,166
1,219,315	Filtration Group Corp. 7.36%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,221,485
580,000	GFL Environmental, Inc. 6.82%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	580,180
1,030,539	Reworld Holding Corp. 6.59%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	1,031,570
		5,305,401
	Food - 0.3%
288,543	Aspire Bakeries Holdings LLC 7.85%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	290,346
1,533,022	CHG PPC Parent LLC 7.47%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,533,988
	Froneri Lux Finco SARL
912,126	6.20%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	904,063
970,000	6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	967,701
930,687	U.S. Foods, Inc. 6.11%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	936,718
753,351	UTZ Quality Foods LLC 6.86%, 01/29/2032, 1 mo. USD Term SOFR + 2.50%	753,351
		5,386,167
	Food Service - 0.1%
	Aramark Services, Inc.
1,001,985	6.36%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,002,406
1,400,825	6.36%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,401,077
		2,403,483
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 89,582	4.40%, 06/12/2028, 1 mo. EURIBOR + 2.50%	102,322
$ 147,012	6.46%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	147,625
1,778,603	Medline Borrower LP 6.61%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,779,724
		2,029,671
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Healthcare - Services - 0.2%
$ 1,292,569	AHP Health Partners, Inc. 7.11%, 08/24/2028, 1 mo. USD Term SOFR + 2.75%	$1,293,642
118,997	ICON Luxembourg SARL 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	119,563
1,211,612	IQVIA, Inc. 6.05%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	1,217,669
1,591,118	Surgery Center Holdings, Inc. 7.11%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,594,937
		4,225,811
	Home Builders - 0.1%
1,233,976	Installed Building Products, Inc. 6.11%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,236,295
	Home Furnishings - 0.1%
1,632,159	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,634,200
	Household Products/Wares - 0.1%
1,251,863	Reynolds Consumer Products LLC 6.11%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,255,781
	Insurance - 1.0%
	Acrisure LLC
2,406,088	7.36%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,403,080
1,550,000	7.61%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	1,551,938
480,000	Alera Group, Inc. 7.61%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	482,011
729,584	Alliant Holdings Intermediate LLC 7.10%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	729,511
437,800	AmWINS Group, Inc. 6.61%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	437,975
	Asurion LLC
837,812	7.72%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	837,360
686,269	8.46%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	680,017
2,397,565	8.61%, 09/19/2030, 1 mo. USD Term SOFR + 4.25%	2,345,418
548,772	8.71%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	543,169
1,055,000	9.72%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,012,230
2,105,621	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	2,107,305
1,165,204	Ryan Specialty Group LLC 6.61%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	1,164,237
3,431,077	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	3,433,925
265,000	Trucordia Insurance Holdings LLC 7.61%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	266,325

169

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Insurance - 1.0% - (continued)
$ 923,952	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$923,564
1,962,816	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,960,676
		20,878,741
	Internet - 0.3%
968,687	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	498,874
1,717,577	Gen Digital, Inc. 6.11%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,714,571
	Go Daddy Operating Co. LLC
891,846	6.11%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	892,105
929,053	6.11%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	929,369
	MH Sub I LLC
833,845	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	793,404
564,361	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	501,812
129,345	Proofpoint, Inc. 7.36%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	129,493
		5,459,628
	Investment Company Security - 0.0%
845,000	Gryphon Debt Merger Sub, Inc. 7.35%, 06/18/2032, 1 mo. USD Term SOFR + 3.00%	846,056
	IT Services - 0.6%
763,425	Amentum Government Services Holdings LLC 6.61%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	763,043
1,044,750	CACI International, Inc. 6.08%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,044,750
2,474,869	Fortress Intermediate 3, Inc. 7.32%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	2,474,869
907,725	Kaseya, Inc. 7.61%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	909,713
730,000	KnowBe4, Inc. 8.10%, 07/23/2032, 1 mo. USD Term SOFR + 3.75%	729,547
2,164,818	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	2,088,596
1,827,106	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,623,840
1,638,266	Science Applications International Corp. 6.11%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,646,048
834,845	Tempo Acquisition LLC 6.11%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	832,365
		12,112,771
	Leisure Time - 0.2%
2,150,400	Hayward Industries, Inc. 6.97%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,154,292
950,400	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	932,875
		3,087,167
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Lodging - 0.2%
$ 2,217,166	Four Seasons Hotels Ltd. 6.11%, 11/30/2029, 1 mo. USD Term SOFR + 1.75%	$2,228,008
974,847	Hilton Domestic Operating Co., Inc. 6.10%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	976,679
1,244,250	Station Casinos LLC 6.36%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,245,034
		4,449,721
	Machinery - Construction & Mining - 0.1%
1,801,812	WEC U.S. Holdings Ltd. 6.58%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,802,190
	Machinery-Diversified - 0.1%
1,796,634	TK Elevator Midco GmbH 7.20%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	1,805,617
	Media - 0.2%
806,870	Century De Buyer LLC 7.81%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	807,782
2,040,910	Charter Communications Operating LLC 6.54%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	2,039,380
62,507	Directv Financing LLC 9.57%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	62,612
679,517	EW Scripps Co. 10.21%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	686,312
1,000,000	Ziggo Financing Partnership 6.96%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	963,610
		4,559,696
	Metal Fabricate/Hardware - 0.1%
1,461,200	AZZ, Inc. 6.86%, 05/13/2029, 1 mo. USD Term SOFR + 2.50%	1,463,714
	Mining - 0.1%
720,000	American Rock Salt Co. LLC 8.59%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	540,360
619,046	Arsenal AIC Parent LLC 7.11%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	619,820
952,612	Novelis Corp. 6.30%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	955,394
		2,115,574
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 5.76%, 03/16/2029, 3 mo. EURIBOR + 3.75%	1,654,020
$ 339,150	John Bean Technologies Corp. 6.46%, 01/02/2032, 1 mo. USD Term SOFR + 2.00%	340,083
		1,994,103
	Oil & Gas - 0.0%
528,675	Hilcorp Energy I LP 6.34%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	529,172
	Packaging & Containers - 0.3%
2,044,459	Berlin Packaging LLC 7.81%, 06/07/2031, 1 mo. USD Term SOFR + 3.25%	2,048,651

170

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Packaging & Containers - 0.3% - (continued)
	Clydesdale Acquisition Holdings, Inc.
$ 967,867	7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$967,189
746,942	7.61%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	746,239
13,058	7.61%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%(9)	13,046
1,882,195	TricorBraun Holdings, Inc. 7.72%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,880,558
		5,655,683
	Pharmaceuticals - 0.2%
465,000	Amneal Pharmaceuticals LLC 7.85%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	464,805
1,812,290	Elanco Animal Health, Inc. 6.18%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,810,278
724,525	Endo Luxembourg Finance Co. I SARL 8.36%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	725,793
1,412,052	Jazz Financing Lux SARL 6.61%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,416,683
552,839	Option Care Health, Inc. 6.61%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	555,371
29,648	PRA Health Sciences, Inc. 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	29,789
		5,002,719
	Pipelines - 0.3%
233,872	Buckeye Partners LP 6.11%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	234,066
265,287	Epic Crude Services LP 6.83%, 10/15/2031, 3 mo. USD Term SOFR + 2.50%	266,614
725,746	GIP Pilot Acquisition Partners LP 6.29%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	724,839
732,555	Northriver Midstream Finance LP 6.54%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	733,353
1,011,072	Oryx Midstream Services Permian Basin LLC 6.60%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	1,012,143
2,149,899	UGI Energy Services LLC 6.86%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,156,435
1,350,000	Whitewater Matterhorn Holdings LLC 6.57%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	1,353,375
269,264	Whitewater Whistler Holdings LLC 6.05%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	268,871
		6,749,696
	REITS - 0.0%
704,275	Iron Mountain, Inc. 6.36%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	703,690
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Retail - 0.9%
$ 2,631,197	1011778 BC Unlimited Liability Co. 6.11%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	$2,622,566
1,322,837	Flynn Restaurant Group LP 8.11%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,322,428
916,800	Foundation Building Materials Holding Co. LLC 7.82%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	895,255
1,981,542	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,981,047
960,300	Harbor Freight Tools USA, Inc. 6.61%, 06/11/2031, 1 mo. USD Term SOFR + 2.25%	938,789
1,650,317	IRB Holding Corp. 6.86%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	1,649,558
1,667,723	KFC Holding Co. 6.21%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,673,560
1,941,699	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,806,091
1,661,243	Les Schwab Tire Centers 6.84%, 04/23/2031, 1 mo. USD Term SOFR + 2.50%	1,661,243
1,036,751	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	878,833
978,475	Petco Health & Wellness Co., Inc. 7.81%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	913,162
1,106,875	PetSmart, Inc. 8.21%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,103,189
483,556	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	487,419
977,898	White Cap Buyer LLC 7.58%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	975,874
		18,909,014
	Semiconductors - 0.0%
663,642	MKS Instruments, Inc. 6.35%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	662,314
	Software - 1.1%
628,594	AthenaHealth Group, Inc. 7.11%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	627,670
1,180,468	CCC Intelligent Solutions, Inc. 6.36%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,181,212
2,000,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,994,160
3,387,119	Dun & Bradstreet Corp. 6.60%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	3,386,035
1,854,560	E2open LLC 7.97%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,856,712
517,613	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	511,789
924,898	Epicor Software Corp. 7.11%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	926,054
675,000	Evertec Group LLC 7.11%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	677,956
1,255,753	Open Text Corp. 6.11%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,255,363
982,245	Playtika Holding Corp. 7.22%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	973,091

171

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(8) - (continued)
	Software - 1.1% - (continued)
$ 1,056,191	Polaris Newco LLC 8.32%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	$1,034,540
665,000	Project Boost Purchaser LLC 7.07%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	664,588
1,628,685	SS&C Technologies, Inc. 6.36%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,633,783
542,184	Surf Holdings LLC 7.97%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	543,165
1,625,502	UKG, Inc. 6.81%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	1,624,851
2,904,273	Zelis Payments Buyer, Inc. 7.11%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,892,307
		21,783,276
	Telecommunications - 0.3%
2,341,763	Ciena Corp. 6.10%, 10/24/2030, 1 mo. USD Term SOFR + 1.75%	2,348,718
EUR 2,392,234	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	2,716,366
$ 562,334	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	563,155
		5,628,239
	Transportation - 0.3%
1,636,663	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	1,638,317
	Savage Enterprises LLC
740,000	6.85%, 07/30/2032, 1 mo. USD Term SOFR + 2.50%	740,000
998,816	7.08%, 09/15/2028, 1 mo. USD Term SOFR + 2.75%	999,645
680,000	Stonepeak Nile Parent LLC 7.08%, 04/09/2032, 3 mo. USD Term SOFR + 2.75%	681,190
	Student Transportation of America Holdings, Inc.
18,000	7.56%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%(9)	18,073
252,000	7.57%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%	253,023
1,115,001	Van Pool Transportation LLC 7.60%, 06/17/2030, 1 mo. USD Term SOFR + 3.25%	1,114,309
		5,444,557
	Total Senior Floating Rate Interests (cost $261,720,413)	$260,694,109
U.S. GOVERNMENT AGENCIES - 6.2%
	Mortgage-Backed Agencies - 6.2%
	Federal Home Loan Mortgage Corp. - 3.5%
548,424	1.00%, 05/25/2033	$506,463
524,749	1.00%, 06/15/2044	485,488
1,659,735	2.50%, 12/15/2042	1,517,097
21,738	3.50%, 09/15/2043	21,622
567,017	4.50%, 07/15/2040	566,117
22,777,600	5.50%, 12/01/2054	22,809,384
19,617,877	6.00%, 02/01/2054	20,064,965
25,082,690	6.00%, 07/01/2054	25,433,154
		71,404,290
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 6.2% - (continued)
	Mortgage-Backed Agencies - 6.2% - (continued)
	Federal National Mortgage Association - 2.6%
$ 551,925	1.50%, 11/25/2042		$516,007
410,362	2.00%, 04/25/2034		403,775
1,839,379	2.00%, 12/25/2042		1,563,825
1,607,562	2.50%, 03/25/2035		1,553,950
2,562,803	3.00%, 02/25/2043		2,339,740
451	3.00%, 04/25/2043		450
354,274	3.00%, 05/25/2047		345,584
1,117,942	3.25%, 11/25/2043		1,088,311
7,694,052	3.38%, 08/25/2048		7,270,298
1,604,845	3.50%, 10/25/2035		1,556,862
1,699,122	4.00%, 11/25/2041		1,625,390
3,796,255	4.50%, 05/25/2040		3,784,977
23,112,441	5.50%, 07/01/2054		23,034,776
5,993,208	5.80%, 06/25/2041		6,228,117
			51,312,062
	Government National Mortgage Association - 0.1%
1,052,852	2.00%, 05/20/2046		925,210
388,164	3.00%, 08/20/2045		369,052
535,667	3.50%, 05/20/2048		508,407
44,964	5.00%, 08/20/2039		44,995
			1,847,664
	Total U.S. Government Agencies (cost $124,960,619)		$124,564,016
U.S. GOVERNMENT SECURITIES - 9.9%
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Notes - 9.9%
101,175,000	0.50%, 04/30/2027		$95,290,251
15,000,000	2.63%, 05/31/2027		14,644,922
44,650,000	2.75%, 07/31/2027		43,629,678
10,950,000	3.25%, 06/30/2027		10,810,131
33,475,000	4.00%, 12/15/2027		33,548,226
1,500,000	4.13%, 02/28/2027		1,502,285
	Total U.S. Government Securities (cost $199,072,402)		$199,425,493
	Total Long-Term Investments (cost $2,006,666,774)		$2,007,345,644
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
2,632,714
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value of
$2,633,033; collateralized by
U.S. Treasury Inflation-Indexed Note
at 1.63%, maturing 10/15/2027, with
a market value of $2,685,584
			$2,632,714
	Securities Lending Collateral - 0.6%
12,669,655	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(11)		12,669,655
	Total Short-Term Investments (cost $15,302,369)		$15,302,369
	Total Investments (cost $2,021,969,143)	100.6%	$2,022,648,013
	Other Assets and Liabilities	(0.6)%	(11,806,659)
	Net Assets	100.0%	$2,010,841,354

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$754,428,079, representing 37.5% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $10,063,150, representing 0.5% of net assets.

(8)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(9)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2025, the aggregate value of the unfunded commitment was $49,083, which represents to 0.0% of total net assets.

(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,153	09/30/2025	$238,652,986	$(512,619)
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,534)	09/30/2025	$(165,935,657)	$(113,159)
U.S. Treasury 10-Year Ultra Future	(514)	09/19/2025	(58,122,156)	(442,699)
Total				$(555,858)
Total futures contracts				$(1,068,477)

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,041,385	USD	2,614,000	EUR	DEUT	08/05/2025	$57,307
12,171,190	USD	10,323,934	EUR	DEUT	08/29/2025	366,101
1,691,510	USD	1,460,000	EUR	UBS	08/29/2025	22,047
3,027,727	USD	2,614,000	EUR	DEUT	09/02/2025	38,074
Total foreign currency contracts						$483,529
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$468,149,523	$—	$468,149,523	$—
Corporate Bonds	948,931,869	—	948,931,869	—
Foreign Government Obligations	3,685,609	—	3,685,609	—
Municipal Bonds	1,895,025	—	1,895,025	—
Senior Floating Rate Interests	260,694,109	—	260,694,109	—
U.S. Government Agencies	124,564,016	—	124,564,016	—
U.S. Government Securities	199,425,493	—	199,425,493	—
Short-Term Investments	15,302,369	12,669,655	2,632,714	—
Foreign Currency Contracts(2)	483,529	—	483,529	—
Total	$2,023,131,542	$12,669,655	$2,010,461,887	$—
Liabilities
Futures Contracts(2)	$(1,068,477)	$(1,068,477)	$—	$—
Total	$(1,068,477)	$(1,068,477)	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

174

Hartford Small Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Automobiles & Components - 1.8%
61,690	Phinia, Inc.	$3,127,683
	Banks - 19.1%
99,902	Atlantic Union Bankshares Corp.	3,166,893
66,245	Bank OZK	3,265,878
128,084	Cadence Bank	4,463,727
116,955	Columbia Banking System, Inc.	2,783,529
182,639	CVB Financial Corp.	3,413,523
126,162	First Hawaiian, Inc.	3,059,429
106,215	First Interstate BancSystem, Inc. Class A	3,057,930
198,570	FNB Corp.	3,042,092
137,404	Home BancShares, Inc.	3,869,297
175,180	Simmons First National Corp. Class A	3,358,201
		33,480,499
	Capital Goods - 7.0%
48,877	Air Lease Corp.	2,707,786
123,282	Kennametal, Inc.	3,052,462
37,180	MSC Industrial Direct Co., Inc. Class A	3,220,532
84,435	Spirit AeroSystems Holdings, Inc. Class A*	3,326,739
		12,307,519
	Commercial & Professional Services - 6.4%
141,233	CoreCivic, Inc.*	2,830,309
68,485	Loomis AB	2,707,849
152,482	MillerKnoll, Inc.	2,894,109
41,110	TriNet Group, Inc.	2,787,669
		11,219,936
	Consumer Discretionary Distribution & Retail - 1.5%
249,604	American Eagle Outfitters, Inc.	2,695,723
	Consumer Durables & Apparel - 9.3%
68,668	Carter's, Inc.	1,664,512
127,162	Helen of Troy Ltd.*	2,795,021
349,930	Leggett & Platt, Inc.	3,341,832
77,382	Malibu Boats, Inc. Class A*	2,577,594
124,937	Steven Madden Ltd.	2,999,113
83,306	Sturm Ruger & Co., Inc.	2,845,733
		16,223,805
	Consumer Services - 5.1%
29,110	Adtalem Global Education, Inc.*	3,326,400
44,237	Cracker Barrel Old Country Store, Inc.(1)	2,742,694
28,000	Monarch Casino & Resort, Inc.	2,882,880
		8,951,974
	Energy - 1.3%
233,297	Select Water Solutions, Inc.	2,246,650
	Equity Real Estate Investment Trusts (REITs) - 3.7%
299,540	Pebblebrook Hotel Trust REIT	3,004,386
463,440	Piedmont Realty Trust, Inc. Class A, REIT	3,503,607
		6,507,993
	Financial Services - 10.9%
65,789	Bread Financial Holdings, Inc.	4,032,866
156,580	EZCORP, Inc. Class A*	2,242,225
240,753	Navient Corp.	3,115,344
105,010	PROG Holdings, Inc.	3,343,518
110,897	Radian Group, Inc.	3,616,351
227,291	Rithm Capital Corp. REIT	2,734,311
		19,084,615
	Food, Beverage & Tobacco - 1.5%
116,258	WK Kellogg Co.	2,679,747
	Health Care Equipment & Services - 4.5%
222,524	Integra LifeSciences Holdings Corp.*	2,923,965
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	Health Care Equipment & Services - 4.5% - (continued)
87,464	Omnicell, Inc.*		$2,712,259
451,445	Veradigm, Inc.*		2,212,080
			7,848,304
	Household & Personal Products - 1.1%
88,675	Energizer Holdings, Inc.		1,996,961
	Insurance - 3.1%
43,567	Kemper Corp.		2,683,292
333,853	Lancashire Holdings Ltd.		2,760,052
			5,443,344
	Materials - 5.6%
37,865	Kaiser Aluminum Corp.		2,927,343
160,605	Mativ Holdings, Inc.		1,063,205
26,152	Quaker Chemical Corp.		2,992,312
61,735	Sonoco Products Co.		2,782,396
			9,765,256
	Media & Entertainment - 1.3%
473,639	National CineMedia, Inc.		2,278,204
	Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
87,506	Pacira BioSciences, Inc.*		1,845,501
	Semiconductors & Semiconductor Equipment - 3.7%
155,520	Ichor Holdings Ltd.*		3,077,741
44,848	Silicon Motion Technology Corp. ADR		3,432,666
			6,510,407
	Software & Services - 4.5%
204,097	Adeia, Inc.		2,643,056
225,593	NCR Voyix Corp.*		3,072,577
348,180	Xperi, Inc.*		2,096,043
			7,811,676
	Utilities - 3.5%
45,340	Spire, Inc.		3,376,470
75,191	UGI Corp.		2,720,410
			6,096,880
	Total Common Stocks (cost $155,914,312)		$168,122,677
EXCHANGE-TRADED FUNDS - 3.7%
	Other Investment Pools & Funds - 3.7%
40,584	iShares Russell 2000 Value ETF (1)		$6,509,268
	Total Exchange-Traded Funds (cost $6,564,228)		$6,509,268
	Total Long-Term Investments (cost $162,478,540)		$174,631,945
SHORT-TERM INVESTMENTS - 3.5%
	Securities Lending Collateral - 3.5%
6,183,849	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$6,183,849
	Total Short-Term Investments (cost $6,183,849)		$6,183,849
	Total Investments (cost $168,662,389)	103.2%	$180,815,794
	Other Assets and Liabilities	(3.2)%	(5,547,448)
	Net Assets	100.0%	$175,268,346
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

175

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$168,122,677	$165,414,828	$2,707,849	$—
Exchange-Traded Funds	6,509,268	6,509,268	—	—
Short-Term Investments	6,183,849	6,183,849	—	—
Total	$180,815,794	$178,107,945	$2,707,849	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

176

The Hartford Small Company Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 2.2%
63,988	Modine Manufacturing Co.*	$8,610,225
41,297	Visteon Corp.*	4,590,162
		13,200,387
	Banks - 2.0%
209,352	Cadence Bank	7,295,917
157,900	Seacoast Banking Corp. of Florida	4,451,201
		11,747,118
	Capital Goods - 15.0%
32,182	Acuity, Inc.	10,019,866
301,448	Ameresco, Inc. Class A*	5,100,500
38,369	Applied Industrial Technologies, Inc.	10,417,183
5,487	Comfort Systems USA, Inc.	3,859,007
18,200	Curtiss-Wright Corp.	8,922,004
46,805	DXP Enterprises, Inc.*	5,301,134
130,497	Fluor Corp.*	7,408,315
134,736	NEXTracker, Inc. Class A*	7,849,719
99,283	Rush Enterprises, Inc. Class A	5,375,182
365,228	Shoals Technologies Group, Inc. Class A*	1,968,579
161,976	StandardAero, Inc.*	4,624,415
57,232	Voyager Technologies, Inc. Class A*	2,290,425
115,752	Xometry, Inc. Class A*	3,743,420
304,608	Zurn Elkay Water Solutions Corp.	13,478,904
		90,358,653
	Commercial & Professional Services - 8.5%
95,155	Casella Waste Systems, Inc. Class A*	10,346,203
249,430	ExlService Holdings, Inc.*	10,832,745
187,392	GEO Group, Inc.*	4,857,200
55,227	TriNet Group, Inc.	3,744,943
622,019	Verra Mobility Corp.*	15,712,200
71,849	WNS Holdings Ltd.*	5,373,587
		50,866,878
	Consumer Discretionary Distribution & Retail - 4.0%
62,394	Boot Barn Holdings, Inc.*	10,725,529
21,430	Five Below, Inc.*	2,925,624
63,386	Ollie's Bargain Outlet Holdings, Inc.*	8,660,429
26,907	Tory Burch LLC*(1)(2)	1,557,672
		23,869,254
	Consumer Durables & Apparel - 1.2%
123,132	Champion Homes, Inc.*	7,498,739
	Consumer Services - 5.3%
886,052	Genius Sports Ltd.*	9,968,085
119,798	H&R Block, Inc.	6,509,823
248,190	Life Time Group Holdings, Inc.*	7,128,017
37,056	Stride, Inc.*	4,751,691
93,687	Sweetgreen, Inc. Class A*	1,206,688
6,158	Wingstop, Inc.	2,323,660
		31,887,964
	Consumer Staples Distribution & Retail - 0.5%
156,247	Guardian Pharmacy Services, Inc. Class A*	3,265,562
	Energy - 1.8%
84,472	Cactus, Inc. Class A	3,574,010
192,343	Viper Energy, Inc.	7,243,638
		10,817,648
	Equity Real Estate Investment Trusts (REITs) - 3.3%
274,099	American Healthcare, Inc. REIT	10,591,185
265,876	Phillips Edison & Co., Inc. REIT	8,983,950
		19,575,135
	Financial Services - 5.1%
11,337	Dave, Inc.*	2,673,264
235,011	HA Sustainable Infrastructure Capital, Inc.	6,103,236
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Financial Services - 5.1% - (continued)
57,505	Hamilton Lane, Inc. Class A	$8,758,011
72,272	PJT Partners, Inc. Class A	12,909,225
		30,443,736
	Food, Beverage & Tobacco - 0.7%
21,190	Freshpet, Inc.*	1,447,701
81,911	Vita Coco Co., Inc.*	2,888,182
		4,335,883
	Health Care Equipment & Services - 9.2%
599,390	Alignment Healthcare, Inc.*	8,259,594
40,363	Ensign Group, Inc.	6,054,450
57,944	GeneDx Holdings Corp.*	5,907,391
75,197	Glaukos Corp.*	6,473,710
93,481	HealthEquity, Inc.*	9,067,657
61,689	Hims & Hers Health, Inc.*	4,082,578
54,616	Lantheus Holdings, Inc.*	3,888,113
203,130	PACS Group, Inc.*	2,246,618
100,783	PROCEPT BioRobotics Corp.*	4,888,983
36,390	TransMedics Group, Inc.*	4,329,318
		55,198,412
	Household & Personal Products - 0.8%
92,933	BellRing Brands, Inc.*	5,072,283
	Insurance - 2.1%
191,619	Beazley PLC	2,257,793
523,911	SiriusPoint Ltd.*	10,273,895
		12,531,688
	Materials - 3.6%
152,841	Cabot Corp.	11,032,063
320,586	James Hardie Industries PLC ADR*	8,316,001
38,500	MP Materials Corp.*	2,367,750
		21,715,814
	Media & Entertainment - 1.4%
183,571	Cargurus, Inc.*	6,024,800
99,619	Criteo SA ADR*	2,424,727
		8,449,527
	Pharmaceuticals, Biotechnology & Life Sciences - 14.5%
171,912	Adaptive Biotechnologies Corp.*	1,760,379
61,984	Akero Therapeutics, Inc.*	3,027,918
303,393	Amicus Therapeutics, Inc.*	1,817,324
46,165	Apellis Pharmaceuticals, Inc.*	1,031,326
60,968	Apogee Therapeutics, Inc.*	2,332,636
97,542	Avidity Biosciences, Inc.*	3,580,767
37,868	Axsome Therapeutics, Inc.*	3,839,058
129,314	Celldex Therapeutics, Inc.*	2,842,322
87,761	CG oncology, Inc.*	2,342,341
118,360	Crinetics Pharmaceuticals, Inc.*	3,383,912
71,120	Cytokinetics, Inc.*	2,676,957
60,259	Disc Medicine, Inc.*	3,601,078
96,650	Insmed, Inc.*	10,368,612
30,546	Janux Therapeutics, Inc.*	733,562
85,725	Kymera Therapeutics, Inc.*	3,750,469
48,443	Merus NV*	3,208,864
47,020	Nurix Therapeutics, Inc.*	529,445
47,335	Nuvalent, Inc. Class A*	3,708,697
67,586	Protagonist Therapeutics, Inc.*	3,640,182
76,853	PTC Therapeutics, Inc.*	4,004,810
140,603	Revolution Medicines, Inc.*	5,240,274
74,280	Scholar Rock Holding Corp.*	2,752,074
40,212	Soleno Therapeutics, Inc.*	3,477,132
56,718	Structure Therapeutics, Inc. ADR*	1,009,580
83,227	Vaxcyte, Inc.*	2,825,557
88,532	Verona Pharma PLC ADR*	9,303,828
		86,789,104

177

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	Semiconductors & Semiconductor Equipment - 4.9%
88,518	Credo Technology Group Holding Ltd.*		$9,874,183
43,991	MKS, Inc.		4,187,063
62,438	SiTime Corp.*		12,665,548
17,299	Universal Display Corp.		2,497,976
			29,224,770
	Software & Services - 7.7%
48,009	Agilysys, Inc.*		5,476,867
532,969	AvePoint, Inc.*		10,169,048
350,148	Clearwater Analytics Holdings, Inc. Class A*		7,093,998
32,045	CyberArk Software Ltd.*		13,185,556
469,925	Freshworks, Inc. Class A*		6,104,326
110,235	Intapp, Inc.*		4,414,912
			46,444,707
	Technology Hardware & Equipment - 3.4%
128,835	Calix, Inc.*		7,303,656
7,785	Fabrinet*		2,520,238
40,320	Novanta, Inc.*		4,960,167
88,585	PAR Technology Corp.*		5,384,196
			20,168,257
	Total Common Stocks (cost $466,569,243)		$583,461,519
EXCHANGE-TRADED FUNDS - 2.1%
	Other Investment Pools & Funds - 2.1%
43,773	iShares Russell 2000 Growth ETF (3)		$12,700,736
	Total Exchange-Traded Funds (cost $12,766,229)		$12,700,736
	Total Long-Term Investments (cost $479,335,472)		$596,162,255
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,104,095
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$1,104,229; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of
$1,126,186
			$1,104,095
	Securities Lending Collateral - 0.0%
179,672	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(4)		179,672
	Total Short-Term Investments (cost $1,283,767)		$1,283,767
	Total Investments (cost $480,619,239)	99.5%	$597,446,022
	Other Assets and Liabilities	0.5%	2,726,586
	Net Assets	100.0%	$600,172,608
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,557,672 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,557,672

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

178

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$583,461,519	$579,646,054	$2,257,793	$1,557,672
Exchange-Traded Funds	12,700,736	12,700,736	—	—
Short-Term Investments	1,283,767	179,672	1,104,095	—
Total	$597,446,022	$592,526,462	$3,361,888	$1,557,672

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

179

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1%
	Asset-Backed - Automobile - 5.5%
$ 910,000	Ally Auto Receivables Trust 3.45%, 06/15/2027	$905,881
	Ally Bank Auto Credit-Linked Notes
1,413,411	6.68%, 09/15/2032(1)	1,421,943
1,919,707	7.92%, 05/17/2032(1)	1,959,174
858,782	8.04%, 09/15/2032(1)	866,122
590,679	9.89%, 05/17/2032(1)	606,625
2,425,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	2,442,045
	Avid Automobile Receivables Trust
13,050,000	7.80%, 07/15/2032(2)	13,050,000
4,990,000	11.14%, 05/15/2029(1)	5,084,567
	Avis Budget Rental Car Funding AESOP LLC
2,155,000	7.32%, 02/20/2028(1)	2,165,876
1,800,000	7.35%, 04/20/2028(1)	1,820,446
	Bridgecrest Lending Auto Securitization Trust
2,115,000	4.72%, 09/15/2028	2,115,125
2,849,617	5.53%, 01/18/2028	2,853,262
	Chase Auto Credit Linked Notes
2,870,835	6.02%, 02/25/2033(1)	2,878,606
1,122,103	7.00%, 02/25/2033(1)	1,126,841
7,500,000	Credit Acceptance Auto Loan Trust 6.13%, 12/15/2033(1)	7,579,028
2,376,381	Drive Auto Receivables Trust 5.35%, 02/15/2028	2,378,488
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,752,317
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,242,631
	Exeter Automobile Receivables Trust
14,910,000	4.67%, 08/15/2028	14,907,947
4,480,000	7.48%, 09/15/2032(1)	4,612,718
9,200,000	7.81%, 10/15/2032(1)	9,520,150
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,706,399
10,000,000	5.28%, 02/15/2036(1)	10,249,889
1,317,000	GLS Auto Receivables Issuer Trust 7.19%, 03/15/2032(1)	1,347,191
9,795,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	9,912,850
	Hertz Vehicle Financing III LLC
5,720,000	7.98%, 09/25/2029(1)	5,700,995
3,460,000	9.13%, 06/25/2027(1)	3,491,353
4,770,000	9.40%, 09/25/2029(1)	4,918,580
10,405,000	9.43%, 02/25/2028(1)	10,606,853
5,000,000	Hertz Vehicle Financing III LP 4.34%, 12/27/2027(1)	4,817,742
5,010,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	4,787,831
	Huntington Bank Auto Credit-Linked Notes
663,439	7.85%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(3)	663,650
867,600	8.35%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(3)	876,936
1,253,163	11.50%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(3)	1,240,520
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,663,720
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Asset-Backed - Automobile - 5.5% - (continued)
	Santander Bank Auto Credit-Linked Notes
$ 645,216	6.17%, 12/15/2031(1)	$645,536
3,125,000	6.80%, 01/18/2033(1)	3,112,853
834,542	8.41%, 12/15/2033(1)	844,249
6,100,000	8.88%, 01/18/2033(1)	6,156,810
472,383	12.24%, 12/15/2033(1)	480,445
715,000	13.75%, 06/15/2033(1)	769,697
	Santander Drive Auto Receivables Trust
7,334,836	1.67%, 10/15/2027	7,265,470
1,668,046	5.25%, 04/17/2028	1,670,450
4,146,681	5.73%, 04/17/2028	4,158,147
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,736,510
2,871,471	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	2,911,459
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	1,025,633
7,075,000	13.45%, 06/15/2028(1)	7,518,439
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,810,936
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,110,867
12,550,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	12,612,553
		215,104,355
	Asset-Backed - Credit Card - 0.4%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,514,045
	Asset-Backed - Home Equity - 0.1%
3,550,000	Point Securitization Trust 7.50%, 06/25/2055(1)	3,529,631
	Commercial Mortgage-Backed Securities - 4.9%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(4)	1,420,130
	BBCMS Mortgage Trust
2,490,000	0.97%, 04/15/2053(4)(5)	104,009
4,157,914	1.59%, 04/15/2053(4)(5)	197,037
	Benchmark Mortgage Trust
12,543,133	1.22%, 03/15/2062(4)(5)	464,657
8,581,378	1.50%, 01/15/2054(4)(5)	552,043
541,000	4.97%, 03/15/2052(4)	471,414
3,765,000	BOCA Commercial Mortgage Trust 8.78%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(3)	3,784,290
	BPR Trust
1,580,000	5.85%, 11/05/2041(1)(4)	1,467,174
3,470,000	8.34%, 10/05/2038(1)(4)	3,627,764
8,245,000	8.52%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(3)	8,244,219
5,675,000	11.97%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(3)	5,623,511
1,687,699	BX Commercial Mortgage Trust 7.31%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(3)	1,662,383
1,120,000	BX Trust 9.39%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(3)	1,097,394
10,165,000	BXSC Commercial Mortgage Trust 8.48%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(3)	10,203,119

180

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	$2,429,644
	Commercial Mortgage Trust
1,350,000	4.65%, 08/10/2047(4)	1,011,150
8,519,000	7.93%, 12/10/2041(1)(4)	8,379,183
2,414,000	CSAIL Commercial Mortgage Trust 4.24%, 08/15/2048(4)	2,057,424
	DBJPM Mortgage Trust
16,886,822	1.40%, 08/10/2049(4)(5)	117,725
3,285,158	1.70%, 09/15/2053(4)(5)	155,182
	DC Trust
3,475,000	8.48%, 04/13/2040(1)(4)	3,453,408
3,460,000	10.31%, 04/13/2040(1)(4)	3,446,051
7,960,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(4)	8,041,541
	GS Mortgage Securities Corp. Trust
6,607,046	2.95%, 11/05/2034(1)	5,737,981
1,450,000	9.01%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(3)	1,426,908
	GS Mortgage Securities Trust
119,496	0.00%, 07/10/2046(4)(5)	1
33,270	0.09%, 08/10/2044(1)(4)(5)	20
7,023,721	0.61%, 02/13/2053(4)(5)	154,837
1,683,314	4.59%, 11/10/2045(1)(4)	1,615,965
158,560	4.93%, 04/10/2047(1)(4)	124,706
5,138,098	HIH Trust 8.53%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(3)	5,141,310
	HTL Commercial Mortgage Trust
7,985,000	8.20%, 05/10/2039(1)(4)	8,188,845
3,085,000	11.93%, 05/10/2039(1)(4)	3,153,937
	JP Morgan Chase Commercial Mortgage Securities Trust
485,000	3.57%, 12/15/2047(1)(4)	391,962
4,191,407	4.88%, 12/15/2046(1)(4)	3,960,879
	JPMBB Commercial Mortgage Securities Trust
1,934,000	3.74%, 10/15/2048(1)(4)	1,730,350
6,850,000	4.05%, 09/15/2047(1)(4)	5,817,367
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.80%, 05/15/2046(1)(4)	1,037,641
1,134,000	3.98%, 07/15/2046(1)(4)	912,948
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,706,458
2,055,000	4.28%, 06/15/2050(4)	1,903,495
465,000	4.94%, 07/15/2049(1)(4)	429,287
5,244	5.22%, 10/12/2052(1)(4)	1,566
3,150,000	Multifamily Connecticut Avenue Securities Trust 8.20%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(3)	3,276,090
9,225,000	NYC Commercial Mortgage Trust 7.88%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(3)	9,181,135
7,250,000	RFR Trust 7.27%, 03/11/2041(1)(4)	7,295,655
1,430,000	SHR Trust 8.79%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(3)	1,437,136
9,864,776	SREIT Trust 7.08%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(3)	9,864,776
6,795,000	TEXAS Commercial Mortgage Trust 7.43%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(3)	6,794,998
585,000	UBS Commercial Mortgage Trust 4.85%, 06/15/2050(1)(4)	463,277
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 15,000	Wells Fargo Commercial Mortgage Trust 3.85%, 05/15/2048(4)	$14,510
	Wells Fargo NA
6,384,272	0.58%, 11/15/2062(4)(5)	139,117
28,126,389	0.63%, 11/15/2062(4)(5)	687,221
5,255,609	0.68%, 12/15/2052(4)(5)	129,829
11,645,325	0.87%, 01/15/2063(4)(5)	354,847
9,084,815	0.88%, 05/15/2062(4)(5)	248,471
4,043,983	1.19%, 03/15/2063(4)(5)	165,404
13,581,842	1.76%, 03/15/2063(4)(5)	969,329
	WFRBS Commercial Mortgage Trust
1,383,530	4.72%, 11/15/2045(1)(4)	1,369,723
215,000	5.00%, 06/15/2044(1)(4)	178,671
1,605,000	WHARF Commercial Mortgage Trust 7.72%, 07/15/2040(1)(4)	1,632,587
7,775,000	Willowbrook Mall 6.08%, 03/05/2035(1)(4)	7,108,141
4,095,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	2,927,927
	X-Caliber Funding LLC
13,030,000	7.01%, 06/17/2030, 1 mo. USD Term SOFR + 2.68%(1)(3)	13,045,031
3,050,000	7.83%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(3)	3,038,172
3,030,000	8.58%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(3)	3,026,685
		188,795,647
	Other Asset-Backed Securities - 5.6%
1,033,474	AASET Trust 6.41%, 01/16/2040(1)	970,057
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)	236,732
38,562	0.00%, 12/17/2029(1)	1,552,196
9,100,000	7.35%, 09/15/2029(1)	9,118,245
3,910,000	9.17%, 02/15/2029(1)	3,945,716
3,925,000	11.32%, 09/15/2028(1)	3,944,876
5,060,000	Affirm Master Trust 7.18%, 02/15/2033(1)	5,030,541
5,835,000	AGL CLO 16 Ltd. 8.98%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(3)	5,605,801
1,400,000	AGL CLO 32 Ltd. 0.00%, 07/21/2037(1)(4)	1,050,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,147,127
6,625,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(4)	5,295,932
1,750,000	Ballyrock CLO 27 Ltd. 0.00%, 10/25/2037(1)(4)	1,277,500
5,072,000	Ballyrock CLO 29 Ltd. 4.39%, 07/25/2038(1)(4)	4,412,567
500,000	Barings CLO Ltd. 10.72%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(3)	501,365
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	774,564
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	683,274
	CIFC Funding Ltd.
8,960,000	8.61%, 04/27/2031, 3 mo. USD Term SOFR + 4.30%(1)(3)	8,924,160
4,750,000	11.56%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(3)	4,772,486
8,870,000	Eagle RE Ltd. 10.10%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(3)	9,105,012

181

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Other Asset-Backed Securities - 5.6% - (continued)
$ 725,276	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	$710,771
3,050,000	Flatiron RR CLO 22 LLC 8.57%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(3)	2,924,547
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.83%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(3)	2,624,587
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,401,339
5,300,000	Golub Capital Partners CLO 72 B Ltd. 11.07%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(3)	5,360,457
	GreenSky Home Improvement Issuer Trust
1,000,000	7.79%, 06/25/2060(1)	1,007,287
3,600,000	8.65%, 03/25/2060(1)	3,721,429
1,170,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(4)	968,269
1,000,134	HINNT LLC 8.00%, 03/15/2043(1)	955,266
3,374,131	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	3,464,008
1,596,344	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,544,457
1,078,690	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	973,486
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,845,816
3,790,000	Lendmark Funding Trust 8.91%, 09/20/2034(1)	3,931,656
1,585,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(4)	1,291,244
3,200,000	Magnetite XLV Ltd. 0.00%, 04/15/2038(1)(4)	2,898,557
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 10.83%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(3)	8,090,979
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 0.00%, 07/24/2037(1)(4)	1,867,800
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 0.00%, 04/20/2038(1)(4)	2,280,000
2,415,000	OCP Aegis CLO Ltd. 9.82%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(3)	2,365,608
2,825,000	Octagon Investment Partners 27 Ltd. 10.53%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(3)	2,648,587
5,000,000	Octagon Investment Partners XVI Ltd. 10.33%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(3)	4,727,135
	Palmer Square CLO Ltd.
6,180,000	10.02%, 07/15/2038, 3 mo. USD Term SOFR + 5.75%(1)(3)	6,216,586
1,815,000	11.27%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(3)	1,820,389
13,005,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	13,147,677
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,466,607
3,835,000	Rad CLO 12 Ltd. 10.96%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(3)	3,835,533
8,025,000	RR 38 Ltd. 0.00%, 04/15/2040(1)(4)	6,825,993
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Other Asset-Backed Securities - 5.6% - (continued)
	SCF Equipment Leasing LLC
$ 1,750,000	7.00%, 07/21/2036(1)	$1,733,577
1,043,000	9.00%, 12/20/2034(1)	1,108,077
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	532,173
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,460,737
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,158,957
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,387,655
12,014,000	4.73%, 04/21/2031(1)	12,152,990
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,614,444
6,500,000	Zayo Issuer LLC 8.66%, 03/20/2055(1)	6,674,270
		219,087,101
	Whole Loan Collateral CMO - 4.6%
2,050,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(4)	1,502,708
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(4)	1,969,548
47,156	CSMC Trust 3.25%, 04/25/2047(1)(4)	42,999
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(4)	924,153
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(4)	4,240,110
	Federal National Mortgage Association Connecticut Avenue Securities Trust
12,510,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	13,055,600
7,035,000	10.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	7,380,137
9,720,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	10,167,867
13,172,172	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	14,254,793
12,300,000	13.71%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(3)	13,262,844
12,410,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(3)	13,790,612
1,300,000	14.95%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(3)	1,490,125
9,438,330	16.35%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(3)	11,039,678
1,275,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(4)	968,335
5,012,211	OSAT Trust 7.97%, 05/25/2065(1)(6)	5,004,192
	PRET LLC
6,577,377	3.84%, 07/25/2051(1)(6)	6,396,999
3,500,000	8.23%, 03/25/2055(1)(6)	3,455,403
4,280,000	8.35%, 07/25/2055(1)(6)	4,278,519
3,860,000	8.59%, 12/25/2054(1)(6)	3,856,935
4,390,000	8.72%, 05/25/2055(1)(6)	4,390,048
3,020,000	8.72%, 06/25/2055(1)(6)	3,003,301
1,000,000	8.84%, 09/25/2054(1)(6)	999,217
	PRPM LLC
5,545,000	8.84%, 11/25/2029(1)(6)	5,551,066
555,000	9.07%, 07/25/2030(1)(6)	554,621
965,000	RCO VIII Mortgage LLC 8.84%, 05/25/2030(1)(6)	967,789
1,805,000	RCO X Mortgage LLC 8.35%, 01/25/2030(1)(6)	1,815,755
	Verus Securitization Trust
2,560,000	3.04%, 09/25/2066(1)(4)	1,775,642

182

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Whole Loan Collateral CMO - 4.6% - (continued)
$ 4,000,000	6.77%, 10/25/2067(1)(4)	$3,972,447
2,568,608	VOLT C LLC 8.83%, 05/25/2051(1)(6)	2,567,519
2,374,751	VOLT CI LLC 8.83%, 05/25/2051(1)(6)	2,373,744
4,045,162	VOLT CII LLC 8.21%, 08/25/2051(1)(6)	4,042,162
3,891,784	VOLT CV LLC 5.32%, 11/27/2051(1)(6)	3,772,808
5,536,695	VOLT CVI LLC 5.44%, 12/26/2051(1)(6)	5,475,398
1,745,017	VOLT XCIII LLC 8.83%, 02/27/2051(1)(6)	1,744,431
6,292,895	VOLT XCIV LLC 8.95%, 02/27/2051(1)(6)	6,291,291
4,559,035	VOLT XCIX LLC 8.95%, 04/25/2051(1)(6)	4,542,522
5,633,179	VOLT XCV LLC 8.95%, 03/27/2051(1)(6)	5,631,744
		176,553,062
	Total Asset & Commercial Mortgage-Backed Securities (cost $821,908,885)	$817,583,841
CONVERTIBLE BONDS - 7.4%
	Auto Manufacturers - 0.2%
291,000	Ford Motor Co. 0.00%, 03/15/2026(7)	$289,254
	Rivian Automotive, Inc.
3,080,000	3.63%, 10/15/2030	2,659,580
2,625,000	4.63%, 03/15/2029	2,580,703
		5,529,537
	Biotechnology - 0.4%
2,925,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	4,300,628
2,300,000	Cytokinetics, Inc. 3.50%, 07/01/2027	2,530,000
3,646,000	Immunocore Holdings PLC 2.50%, 02/01/2030	3,179,978
5,810,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	6,363,665
		16,374,271
	Chemicals - 0.3%
11,200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(8)	10,388,000
	Commercial Banks - 0.1%
EUR 6,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.54%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	4,485,285
	Commercial Services - 0.2%
	Alarm.com Holdings, Inc.
$ 2,768,000	0.00%, 01/15/2026(7)	2,690,496
3,800,000	2.25%, 06/01/2029	3,661,300
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(8)	1,328,217
		7,680,013
	Diversified Financial Services - 0.1%
$ 2,125,000	Coinbase Global, Inc. 0.25%, 04/01/2030	2,926,207
	Electric - 0.6%
2,800,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027	3,193,400
5,675,000	PG&E Corp. 4.25%, 12/01/2027	5,652,300
	Southern Co.
2,415,000	3.25%, 06/15/2028(1)	2,435,528
4,350,000	3.88%, 12/15/2025	4,922,025
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.4% - (continued)
	Electric - 0.6% - (continued)
	WEC Energy Group, Inc.
$ 2,475,000	3.38%, 06/01/2028(1)	$2,505,937
4,100,000	4.38%, 06/01/2029	4,866,140
		23,575,330
	Energy-Alternate Sources - 0.0%
1,720,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)(9)	1,423,307
	Engineering & Construction - 0.2%
5,145,000	Fluor Corp. 1.13%, 08/15/2029	7,223,580
	Entertainment - 0.1%
1,647,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	1,493,137
2,200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	3,305,060
		4,798,197
	Healthcare - Products - 0.5%
5,620,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	5,398,010
5,100,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	4,987,800
3,825,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	4,501,304
5,200,000	Qiagen NV 2.50%, 09/10/2031(8)	5,637,347
		20,524,461
	Home Builders - 0.2%
6,445,000	Meritage Homes Corp. 1.75%, 05/15/2028	6,372,369
	Internet - 0.9%
623,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031	826,098
3,444,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(7)	3,738,462
1,925,000	JD.com, Inc. 0.25%, 06/01/2029	1,976,975
516,000	MakeMyTrip Ltd. 0.00%, 07/01/2030(1)(7)	530,418
16,500,000	Meituan 0.00%, 04/27/2028(7)(8)	16,104,000
3,165,000	Sea Ltd. 0.25%, 09/15/2026	2,994,407
6,007,000	Uber Technologies, Inc. 0.88%, 12/01/2028	8,196,551
		34,366,911
	Investment Company Security - 0.2%
5,225,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	5,943,438
	IT Services - 0.4%
2,400,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(7)	2,464,800
2,290,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	3,927,350
5,675,000	Parsons Corp. 2.63%, 03/01/2029	6,168,725
2,071,000	Seagate HDD Cayman 3.50%, 06/01/2028	4,014,633
		16,575,508
	Leisure Time - 0.5%
4,391,000	Carnival Corp. 5.75%, 12/01/2027	10,138,819
	NCL Corp. Ltd.
3,995,000	0.88%, 04/15/2030(1)	4,868,906
5,025,000	2.50%, 02/15/2027(9)	5,331,525
		20,339,250

183

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.4% - (continued)
	Lodging - 0.3%
$ 11,280,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$11,640,960
	Machinery-Diversified - 0.1%
1,525,000	Middleby Corp. 1.00%, 09/01/2025	1,725,142
	Miscellaneous Manufacturing - 0.1%
3,249,000	JBT Marel Corp. 0.25%, 05/15/2026	3,291,237
	Pharmaceuticals - 0.1%
	Jazz Investments I Ltd.
1,375,000	2.00%, 06/15/2026	1,408,000
3,566,000	3.13%, 09/15/2030(1)	3,931,515
		5,339,515
	Real Estate Investment Trusts - 0.5%
4,950,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	4,873,275
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	3,914,000
3,675,000	4.38%, 03/15/2027(1)	3,632,737
3,730,000	Welltower OP LLC 2.75%, 05/15/2028(1)	6,480,875
		18,900,887
	Semiconductors - 0.2%
2,905,000	Microchip Technology, Inc. 0.75%, 06/01/2030	2,847,056
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(7)	1,043,086
4,840,000	0.50%, 03/01/2029	4,630,553
		8,520,695
	Software - 1.2%
3,275,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(7)	2,757,550
	Cloudflare, Inc.
1,085,000	0.00%, 08/15/2026(7)	1,333,465
6,486,000	0.00%, 06/15/2030(1)(7)	7,238,376
9,466,000	Datadog, Inc. 0.00%, 12/01/2029(1)(7)	9,187,170
5,150,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	5,904,475
2,025,000	MicroStrategy, Inc. 0.00%, 03/01/2030(1)(7)	2,369,907
5,650,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	6,351,730
1,204,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(7)	1,866,200
450,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	543,825
8,049,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(7)	9,762,632
		47,315,330
	Total Convertible Bonds (cost $262,981,539)	$285,259,430
CORPORATE BONDS - 34.2%
	Advertising - 0.0%
	Clear Channel Outdoor Holdings, Inc.
185,000	7.50%, 03/15/2033(1)	$184,671
1,261,000	7.75%, 04/15/2028(1)(9)	1,190,755
225,000	9.00%, 09/15/2028(1)(9)	235,742
		1,611,168
	Aerospace & Defense - 0.1%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	306,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Aerospace & Defense - 0.1% - (continued)
$ 1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	$1,088,712
485,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	512,470
		1,907,182
	Agriculture - 0.1%
1,050,000	BAT Capital Corp. 5.63%, 08/15/2035	1,066,539
5,475,000	MHP Lux SA 6.25%, 09/19/2029(8)	4,446,357
		5,512,896
	Airlines - 0.2%
3,890,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(9)	3,761,047
980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	1,032,476
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
1,800,000	6.38%, 02/01/2030(1)(9)	1,700,385
1,700,000	9.50%, 06/01/2028(1)(9)	1,742,498
		8,236,406
	Apparel - 0.2%
1,135,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(10)	1,183,322
3,335,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,528,247
1,310,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	1,336,554
400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	360,493
		6,408,616
	Auto Manufacturers - 0.1%
2,170,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(11)(12)	2,117,014
	Auto Parts & Equipment - 0.3%
EUR 130,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(1)(9)	150,003
	Forvia SE
2,875,000	2.38%, 06/15/2027(8)	3,243,046
1,490,000	2.75%, 02/15/2027(8)	1,689,607
1,300,000	5.13%, 06/15/2029(8)(9)	1,528,180
1,925,000	5.50%, 06/15/2031(8)(9)	2,248,830
800,000	ZF Europe Finance BV 7.00%, 06/12/2030(8)	924,828
		9,784,494
	Chemicals - 0.6%
$ 4,070,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(8)	2,885,680
400,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033(9)	403,435
1,046,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(11)	1,081,388
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	234,074
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	174,320
	OCP SA
10,735,000	6.70%, 03/01/2036(8)	10,862,746
7,188,000	6.70%, 03/01/2036(1)	7,273,973

184

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Chemicals - 0.6% - (continued)
$ 200,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(9)	$191,583
225,000	Tronox, Inc. 4.63%, 03/15/2029(1)	175,052
		23,282,251
	Coal - 0.1%
5,770,000	Mongolian Mining Corp. 8.44%, 04/03/2030(8)	5,556,370
	Commercial Banks - 6.6%
EUR 2,600,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(8)(11)	3,050,685
2,360,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(8)(11)(12)	2,713,987
1,800,000	Attica Bank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(8)(11)(12)	2,156,251
3,475,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(3)(8)	4,351,155
	Banca Transilvania SA
10,259,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(8)(11)	11,958,446
1,810,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(8)(11)	2,235,603
2,750,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(11)	3,252,331
2,200,000	Banco de Sabadell SA 5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(8)(11)(12)	2,534,289
2,200,000	Banco Santander SA 1.00%, 10/01/2033(8)	2,045,570
$ 900,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(8)(9)	899,120
	Bank of America Corp.
465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(11)	395,907
1,315,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(11)	1,316,263
430,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(11)(12)	428,521
EUR 4,050,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(8)(11)(12)	5,612,401
$ 2,725,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(11)	2,753,752
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 480,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(11)	$490,783
	Barclays PLC
GBP 2,010,000	8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP Swap + 4.69% thereafter)(8)(11)(12)	2,764,469
2,150,000	8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(8)(11)(12)	2,992,390
EUR 2,000,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(8)(11)(12)	2,407,481
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 3,395,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(11)	3,619,316
3,010,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(8)(11)	3,208,878
	BNP Paribas SA
1,975,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(8)(11)(12)	1,783,199
4,740,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(11)(12)	4,872,895
EUR 1,800,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(8)(11)(12)	2,273,823
$ 2,223,000	7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(11)(12)	2,264,681
1,969,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(9)(11)(12)	2,099,511
EUR 4,000,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(8)(11)	4,464,420
	CaixaBank SA
$ 2,755,000	5.58%, 07/03/2036, (5.58% fixed rate until 07/03/2035; 6 mo. USD SOFR + 1.79% thereafter)(1)(11)	2,770,558
1,295,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(11)	1,356,696
1,250,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(11)	1,374,189
EUR 4,200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(8)(11)(12)	5,326,263
2,600,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(8)(11)(12)	3,246,829

185

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Commercial Banks - 6.6% - (continued)
	Citigroup, Inc.
$ 3,229,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(11)(12)	$3,256,447
2,310,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(11)(12)	2,409,774
	Credit Agricole SA
EUR 1,300,000	5.88%, 03/23/2035, (5.88% fixed rate until 03/23/2035; 5 yr. EURIBOR ICE Swap + 3.64% thereafter)(8)(11)(12)	1,496,741
1,600,000	6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(8)(11)(12)	1,941,153
	Deutsche Bank AG
800,000	7.38%, 10/30/2031, (7.38% fixed rate until 10/30/2031; 5 yr. EURIBOR ICE Swap + 5.11% thereafter)(8)(11)(12)	962,168
1,200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(8)(11)(12)	1,529,324
4,000,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(8)(11)(12)	4,709,046
100,000	Eurobank Ergasias Services & Holdings SA 6.25%, 04/25/2034, (6.25% fixed rate until 01/25/2029; 5 yr. EUR Swap + 3.71% thereafter)(8)(11)	123,140
2,950,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(8)(11)	3,367,525
$ 708,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(11)(12)	705,463
	Freedom Mortgage Corp.
425,000	12.00%, 10/01/2028(1)	454,545
7,910,000	12.25%, 10/01/2030(1)	8,749,607
	Golomt Bank
2,294,000	11.00%, 05/20/2027(8)	2,369,794
1,875,000	11.00%, 05/20/2027(1)	1,936,950
	HSBC Holdings PLC
3,200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(11)(12)	2,949,802
1,855,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(11)	1,888,949
4,680,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(11)(12)	4,768,319
	Ibercaja Banco SA
EUR 3,100,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(8)(11)	3,545,523
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Commercial Banks - 6.6% - (continued)
EUR 3,600,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(8)(9)(11)(12)	$4,568,589
$ 3,365,000	ING Groep NV 4.25%, 05/16/2031, (4.25% fixed rate until 05/16/2031; 5 yr. USD CMT + 2.86% thereafter)(11)(12)	2,906,047
	Intesa Sanpaolo SpA
2,550,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(11)	2,366,092
EUR 1,775,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(8)(11)(12)	2,095,108
$ 1,255,000	6.63%, 06/20/2033(1)	1,362,003
1,765,000	7.80%, 11/28/2053(1)	2,100,006
EUR 1,925,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(8)(11)(12)	2,562,143
	JP Morgan Chase & Co.
$ 1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(11)	1,306,535
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(11)	705,231
200,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(11)	202,591
EUR 2,400,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(8)(11)(12)	2,799,874
	Lloyds Banking Group PLC
$ 1,080,000	6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(9)(11)(12)	1,073,271
GBP 3,150,000	8.50%, 09/27/2027, (8.50% fixed rate until 09/27/2027; 5 yr. U.K. Government Bond + 5.88% thereafter)(11)(12)	4,373,166
2,000,000	8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(11)(12)	2,796,436
EUR 1,275,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(8)(11)(12)	1,503,541
	Metro Bank Holdings PLC
GBP 2,575,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(8)(11)	3,884,361
5,540,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(8)(11)(12)	8,340,026

186

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Commercial Banks - 6.6% - (continued)
EUR 3,600,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(8)(11)	$4,406,171
GBP 1,725,000	Oaknorth Bank PLC 10.00%, 01/09/2035, (10.00% fixed rate until 10/09/2029; 5 yr. U.K. Government Bond + 6.20% thereafter)(8)(11)	2,404,860
EUR 1,600,000	Permanent TSB Group Holdings PLC 7.88%, 11/25/2025, (7.88% fixed rate until 11/25/2025; 5 yr. EUR Swap + 8.47% thereafter)(8)(11)(12)	1,852,413
7,850,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(8)(11)(12)	9,304,605
$ 1,100,000	Royal Bank of Canada 6.75%, 08/24/2085, (6.75% fixed rate until 08/24/2030; 5 yr. USD CMT + 2.82% thereafter)(11)	1,112,100
3,525,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(11)	3,582,216
	Societe Generale SA
EUR 2,900,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(8)(11)	2,846,750
$ 3,050,000	5.38%, 11/18/2030, (5.38% fixed rate until 11/18/2030; 5 yr. USD CMT + 4.51% thereafter)(8)(11)(12)	2,825,231
1,320,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(11)	1,346,266
2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(11)(12)	2,232,315
725,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(8)(11)(12)	799,224
EUR 3,100,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(8)(11)	3,657,191
$ 687,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(11)	724,158
14,150,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(8)	13,770,465
	UBS Group AG
1,730,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(8)(11)(12)	1,730,201
1,405,000	7.00%, 12/31/2099, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(11)	1,405,000
4,425,000	7.00%, 02/10/2030, (7.00% fixed rate until 02/10/2030; 5 yr. USD ICE Swap + 3.08% thereafter)(1)(11)(12)	4,513,659
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(11)	$2,200,159
6,944,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(11)(12)	8,139,778
		253,982,714
	Commercial Services - 0.7%
2,135,000	Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(8)	2,065,999
2,920,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,062,020
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)	583,960
1,695,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(9)	1,748,575
2,075,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,136,183
	House of HR Group BV
EUR 2,700,000	9.00%, 11/03/2029(8)(9)	3,065,832
2,535,000	9.00%, 11/03/2029(1)	2,878,476
2,495,000	Nexi SpA 1.63%, 04/30/2026(8)	2,823,105
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(8)	195,897
EUR 1,155,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(1)	1,374,494
	Verisure Holding AB
308,000	3.25%, 02/15/2027(1)	350,800
555,000	3.88%, 07/15/2026(1)	632,445
410,000	3.88%, 07/15/2026(8)	467,212
	Verisure Midholding AB
3,930,000	5.25%, 02/15/2029(8)	4,516,764
306,000	5.25%, 02/15/2029(1)	351,687
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	498,736
		26,752,185
	Construction Materials - 0.4%
11,410,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(11)(12)	11,649,040
	CP Atlas Buyer, Inc.
1,120,000	9.75%, 07/15/2030(1)	1,130,058
2,450,000	12.75%, 01/15/2031(1)(10)	2,327,282
450,000	Griffon Corp. 5.75%, 03/01/2028	448,028
925,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	938,236
		16,492,644
	Distribution/Wholesale - 0.1%
3,443,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	3,483,686
175,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	185,492
		3,669,178
	Diversified Financial Services - 3.2%
1,603,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(11)(12)	1,591,907

187

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Diversified Financial Services - 3.2% - (continued)
	Bread Financial Holdings, Inc.
$ 21,085,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(11)	$21,779,498
225,000	9.75%, 03/15/2029(1)	241,373
2,882,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	2,938,705
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	745,597
3,550,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	3,697,183
	Freedom Mortgage Holdings LLC
9,375,000	8.38%, 04/01/2032(1)	9,588,516
2,470,000	9.13%, 05/15/2031(1)	2,567,602
3,603,000	9.25%, 02/01/2029(1)	3,755,359
2,300,000	goeasy Ltd. 7.38%, 10/01/2030(1)	2,345,112
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(2)(13)	—
	Hightower Holding LLC
3,735,000	6.75%, 04/15/2029(1)	3,716,325
800,000	9.13%, 01/31/2030(1)	850,205
	IIFL Finance Ltd.
8,870,000	8.75%, 07/24/2028(1)	9,010,601
3,495,000	8.75%, 07/24/2028(8)	3,550,400
18,214,000	LFS Topco LLC 8.75%, 07/15/2030(1)	17,617,246
	Midcap Financial Issuer Trust
864,000	5.63%, 01/15/2030(1)	809,465
3,480,000	6.50%, 05/01/2028(1)	3,449,998
9,120,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	9,256,225
3,550,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(8)	3,552,766
	PennyMac Financial Services, Inc.
1,110,000	6.88%, 05/15/2032(1)	1,130,917
1,500,000	7.13%, 11/15/2030(1)	1,546,197
14,950,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	15,254,875
2,095,000	Rfna LP 7.88%, 02/15/2030(1)(9)	2,127,971
1,230,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	1,254,579
3,360,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	3,484,770
		125,863,392
	Electric - 3.9%
5,215,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(8)	4,581,404
7,766,618	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(8)	7,092,208
1,380,000	Alabama Power Co. 5.10%, 04/02/2035	1,387,061
4,275,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(8)	4,556,005
	Bulgarian Energy Holding EAD
EUR 6,450,000	2.45%, 07/22/2028(8)	7,116,842
1,700,000	4.25%, 06/19/2030(8)	1,929,634
$ 300,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	273,827
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(11)	648,780
	Dominion Energy, Inc.
966,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(11)	1,010,862
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Electric - 3.9% - (continued)
$ 245,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(11)	$261,368
EUR 13,605,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	16,032,637
$ 9,355,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(9)(11)	9,173,284
3,492,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)(11)	3,517,265
	Energo-Pro AS
EUR 19,193,000	8.00%, 05/27/2030(1)	23,144,897
$ 355,000	11.00%, 11/02/2028(1)	378,846
1,935,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(11)	2,021,740
	GDZ Elektrik Dagitim AS
23,893,000	9.00%, 10/15/2029(1)	23,110,595
1,330,000	9.00%, 10/15/2029(8)	1,286,371
452,187	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	427,950
17,980,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	17,937,213
9,300,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(11)	8,974,337
	Termocandelaria Power SA
3,910,000	7.75%, 09/17/2031(1)	4,026,244
535,000	7.75%, 09/17/2031(8)	550,905
	Virginia Electric & Power Co.
415,000	4.20%, 05/15/2045	338,787
265,000	5.65%, 03/15/2055	261,279
275,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)(9)	291,273
9,446,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	9,139,327
		149,470,941
	Electronics - 0.0%
775,000	Coherent Corp. 5.00%, 12/15/2029(1)	758,485
485,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	470,561
		1,229,046
	Energy-Alternate Sources - 0.4%
	FS Luxembourg SARL
4,462,000	8.63%, 06/25/2033(1)	4,446,383
4,592,000	8.88%, 02/12/2031(1)	4,766,078
1,461,000	8.88%, 02/12/2031(8)	1,516,385
695,200	Greenko Dutch BV 3.85%, 03/29/2026(8)	684,179
3,585,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	3,650,952
290,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	277,992
		15,341,969
	Engineering & Construction - 0.5%
	IHS Holding Ltd.
3,685,000	6.25%, 11/29/2028(8)	3,623,090

188

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Engineering & Construction - 0.5% - (continued)
$ 925,000	7.88%, 05/29/2030(8)	$936,942
	International Airport Finance SA
7,098,290	12.00%, 03/15/2033(1)	7,572,775
5,777,361	12.00%, 03/15/2033(8)	6,163,548
		18,296,355
	Entertainment - 0.2%
2,085,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(9)	2,012,411
	Cinemark USA, Inc.
725,000	5.25%, 07/15/2028(1)	719,874
490,000	7.00%, 08/01/2032(1)	505,967
1,575,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,542,088
375,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(9)	347,569
200,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	197,782
790,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042(9)	528,075
325,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	345,673
		6,199,439
	Environmental Control - 0.1%
3,095,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	2,781,186
2,900,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	2,769,536
		5,550,722
	Food - 0.5%
265,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.25%, 03/15/2033(1)	270,108
350,000	B&G Foods, Inc. 5.25%, 09/15/2027(9)	310,812
EUR 2,430,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)(9)	2,800,430
$ 5,530,000	BRF SA 5.75%, 09/21/2050(8)	4,548,901
EUR 3,000,000	ELO SACA 3.25%, 07/23/2027(8)	3,374,274
$ 395,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	393,367
495,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(1)	487,877
1,565,000	Mars, Inc. 5.00%, 03/01/2032(1)	1,579,409
	Picard Groupe SAS
EUR 2,000,000	6.38%, 07/01/2029(8)	2,389,894
1,405,000	6.38%, 07/01/2029(1)	1,678,900
		17,833,972
	Food Service - 0.1%
2,980,000	Elior Group SA 3.75%, 07/15/2026(8)	3,389,175
	Forest Products & Paper - 0.2%
$ 8,605,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	8,679,063
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Gas - 0.1%
$ 2,501,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(11)	$2,520,165
350,000	Venture Global Plaquemines LNG LLC 7.75%, 05/01/2035(1)	383,764
		2,903,929
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(8)	4,809,130
1,450,000	5.78%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(3)	1,668,588
		6,477,718
	Healthcare - Products - 0.0%
$ 393,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(14)	409,742
1,070,000	Dentsply Sirona, Inc. 8.38%, 09/12/2055, (8.38% fixed rate until 06/12/2030; 5 yr. USD CMT + 4.38% thereafter)(11)	1,078,776
		1,488,518
	Healthcare - Services - 0.7%
	Acadia Healthcare Co., Inc.
153,000	5.00%, 04/15/2029(1)	147,842
750,000	7.38%, 03/15/2033(1)(9)	772,198
	CHS/Community Health Systems, Inc.
2,890,000	4.75%, 02/15/2031(1)	2,418,172
11,590,000	6.88%, 04/15/2029(1)(9)	9,011,225
9,400,000	9.75%, 01/15/2034(1)	9,460,053
110,000	10.88%, 01/15/2032(1)	115,322
3,242,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,409,283
255,000	Tenet Healthcare Corp. 6.75%, 05/15/2031	262,382
		25,596,477
	Household Products - 0.0%
EUR 100,000	Opal Bidco SAS 5.50%, 03/31/2032(1)	117,552
	Housewares - 0.0%
$ 1,010,000	Newell Brands, Inc. 6.38%, 05/15/2030	978,730
	Insurance - 1.2%
	Acrisure LLC/Acrisure Finance, Inc.
310,000	6.75%, 07/01/2032(1)	313,875
2,205,000	7.50%, 11/06/2030(1)	2,277,939
1,800,000	8.25%, 02/01/2029(1)	1,862,723
7,295,000	8.50%, 06/15/2029(1)	7,609,808
2,320,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)(9)	2,384,907
2,800,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(11)	2,808,680
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,156,804
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,008,990
1,040,000	5.35%, 07/09/2027(1)	1,053,732
655,000	5.68%, 02/23/2026(1)	658,876
1,093,000	Athene Holding Ltd. 6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(11)	1,079,042

189

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Insurance - 1.2% - (continued)
$ 475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(8)(11)(12)	$523,336
2,117,000	Fidelis Insurance Holdings Ltd. 7.75%, 06/15/2055, (7.75% fixed rate until 12/15/2034; 5 yr. USD CMT + 4.28% thereafter)(9)(11)	2,222,858
	Global Atlantic Fin Co.
2,124,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(11)	2,079,123
1,353,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(11)	1,413,892
5,525,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	5,753,801
1,360,000	HSB Group, Inc. 5.49%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(3)	1,322,595
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	893,616
90,000	7.38%, 01/31/2032(1)(9)	93,712
3,850,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(11)(12)	4,179,699
470,000	M&G PLC 6.50%, 10/20/2048, (6.50% fixed rate until 10/20/2028; 5 yr. USD CMT + 4.41% thereafter)(8)(11)	483,201
3,645,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(11)	3,814,598
485,000	Pricoa Global Funding I 5.35%, 05/28/2035(1)	490,959
EUR 2,100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(8)(11)(12)	2,444,512
		47,931,278
	Internet - 0.2%
$ 78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,895
	United Group BV
EUR 275,000	4.63%, 08/15/2028(8)	313,700
150,000	6.50%, 10/31/2031(1)	175,027
5,050,000	6.75%, 02/15/2031(8)	5,956,553
		6,524,175
	IT Services - 0.0%
$ 1,290,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(14)	1,334,469
460,000	McAfee Corp. 7.38%, 02/15/2030(1)(9)	426,507
		1,760,976
	Leisure Time - 0.1%
	NCL Corp. Ltd.
1,365,000	6.75%, 02/01/2032(1)	1,402,020
325,000	7.75%, 02/15/2029(1)	344,771
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Leisure Time - 0.1% - (continued)
EUR 175,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(8)	$209,734
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	501,670
		2,458,195
	Lodging - 1.0%
	Fortune Star BVI Ltd.
EUR 7,580,000	3.95%, 10/02/2026(8)	8,504,091
$ 11,325,000	5.00%, 05/18/2026(8)	11,201,198
19,265,000	Studio City Finance Ltd. 5.00%, 01/15/2029(8)	17,810,803
		37,516,092
	Machinery-Diversified - 0.0%
EUR 200,000	TK Elevator Midco GmbH 4.38%, 07/15/2027(8)	228,648
	Media - 0.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 550,000	4.25%, 02/01/2031(1)	502,372
300,000	4.75%, 03/01/2030(1)	285,058
	CSC Holdings LLC
375,000	4.13%, 12/01/2030(1)	252,090
1,750,000	11.75%, 01/31/2029(1)	1,636,931
309,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	297,992
150,000	DISH Network Corp. 11.75%, 11/15/2027(1)	156,216
105,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	105,921
	Scripps Escrow II, Inc.
1,188,000	3.88%, 01/15/2029(1)(9)(14)	1,054,676
775,000	5.38%, 01/15/2031(1)(14)	566,858
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(9)(14)	224,726
175,000	TEGNA, Inc. 5.00%, 09/15/2029	168,216
10,740,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	11,143,834
	VTR Comunicaciones SpA
1,825,000	4.38%, 04/15/2029(1)	1,666,980
615,000	5.13%, 01/15/2028(8)	588,699
		18,650,569
	Mining - 1.2%
315,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)	295,124
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	1,029,373
295,000	3.88%, 04/27/2051(1)	216,627
215,000	5.89%, 04/04/2054(1)(9)	211,096
13,280,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	13,344,355
400,000	Novelis Corp. 3.25%, 11/15/2026(1)	393,515
	Vedanta Resources Finance II PLC
575,000	9.48%, 07/24/2030(1)	566,743
17,940,000	9.85%, 04/24/2033(1)	18,006,496
275,000	9.85%, 04/24/2033(8)	276,019
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,745,091
1,535,000	9.50%, 10/06/2028(8)	1,600,419
		47,684,858

190

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Oil & Gas - 2.9%
	Azule Energy Finance PLC
$ 19,810,000	8.13%, 01/23/2030(1)	$19,957,169
375,000	8.13%, 01/23/2030(8)	377,786
225,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	234,505
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	474,015
365,000	5.90%, 04/18/2064	337,086
	Energean Israel Finance Ltd.
3,830,000	5.38%, 03/30/2028(8)	3,685,896
11,780,000	5.88%, 03/30/2031(8)	11,001,344
3,260,000	8.50%, 09/30/2033(8)	3,378,435
230,000	Matador Resources Co. 6.25%, 04/15/2033(1)	227,858
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	306,755
	Petroleos Mexicanos
10,500,000	5.95%, 01/28/2031	9,746,070
3,910,000	6.70%, 02/16/2032	3,727,006
4,760,000	6.75%, 09/21/2047	3,687,208
7,050,000	7.69%, 01/23/2050	5,976,734
	Raizen Fuels Finance SA
6,430,000	6.25%, 07/08/2032(1)	6,323,905
5,690,000	6.70%, 02/25/2037(1)	5,524,056
1,445,000	6.70%, 02/25/2037(8)	1,402,858
750,000	Range Resources Corp. 4.75%, 02/15/2030(1)	729,048
250,000	SM Energy Co. 7.00%, 08/01/2032(1)	247,555
350,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	339,253
1,425,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	1,453,092
	Transocean, Inc.
10,055,000	8.50%, 05/15/2031(1)	9,238,194
360,000	8.75%, 02/15/2030(1)	373,237
	Vital Energy, Inc.
20,040,000	7.88%, 04/15/2032(1)(9)	17,589,336
235,000	9.75%, 10/15/2030	220,446
6,925,000	YPF SA 6.95%, 07/21/2027(8)	6,923,841
		113,482,688
	Oil & Gas Services - 0.0%
225,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	231,698
225,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	230,007
200,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	205,462
		667,167
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	4,205,265
$ 725,000	5.25%, 08/15/2027(1)(9)	348,000
200,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	204,115
	LABL, Inc.
685,000	5.88%, 11/01/2028(1)	607,678
700,000	8.63%, 10/01/2031(1)	581,424
400,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	395,898
7,615,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(6)(8)	7,209,273
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Packaging & Containers - 0.4% - (continued)
$ 525,000	TriMas Corp. 4.13%, 04/15/2029(1)	$503,685
	Trivium Packaging Finance BV
215,000	8.25%, 07/15/2030(1)	226,404
1,455,000	12.25%, 01/15/2031(1)(9)	1,527,744
		15,809,486
	Pharmaceuticals - 0.6%
1,400,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,425,324
84,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)(9)	86,310
	CVS Health Corp.
1,434,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(11)	1,435,187
2,839,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(11)	2,920,877
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(9)	1,101,066
	Grifols SA
EUR 2,200,000	3.88%, 10/15/2028(8)(14)	2,464,592
3,775,000	7.50%, 05/01/2030(8)	4,544,795
	Teva Pharmaceutical Finance Netherlands II BV
3,065,000	4.38%, 05/09/2030	3,586,612
4,240,000	7.88%, 09/15/2031	5,841,851
		23,406,614
	Pipelines - 0.6%
	AL Candelaria (Spain) SA
$ 5,554,000	5.75%, 06/15/2033(8)	4,790,270
3,910,000	5.75%, 06/15/2033(1)	3,372,336
250,000	Buckeye Partners LP 5.85%, 11/15/2043	222,263
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(11)	3,365,996
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(11)	824,069
1,080,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(11)	1,216,366
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(11)	1,035,457
225,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	229,078
200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	207,760
1,025,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(11)	1,058,605
875,000	Targa Resources Corp. 5.65%, 02/15/2036	880,645
	Transcanada Trust
3,903,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(11)	3,795,513

191

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Pipelines - 0.6% - (continued)
$ 1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(11)	$1,025,861
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	785,134
1,690,000	Venture Global Plaquemines LNG LLC 6.75%, 01/15/2036(1)	1,738,512
		24,547,865
	Real Estate - 1.4%
EUR 7,625,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	8,864,802
	Canary Wharf Group Investment Holdings PLC
1,010,000	1.75%, 04/07/2026(8)	1,137,564
GBP 500,000	3.38%, 04/23/2028(8)	609,430
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(8)(13)	102,172
7,485,000	3.30%, 01/12/2031(8)(13)	636,225
6,215,000	3.88%, 10/22/2030(8)(13)	528,275
4,900,000	4.80%, 08/06/2030(8)(13)	374,850
845,000	Elect Global Investments Ltd. 4.10%, 08/18/2025, (4.10% fixed rate until 08/18/2025; 5 yr. USD CMT + 2.89% thereafter)(8)(11)(12)	828,860
4,745,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(8)	4,568,983
4,695,000	GLP Pte. Ltd. 9.75%, 05/20/2028(8)(9)	4,636,688
	Peach Property Finance GmbH
EUR 11,914,000	4.38%, 11/15/2025(8)	13,320,530
2,450,000	4.38%, 11/15/2025(1)	2,739,239
$ 16,415,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(8)	15,945,866
		54,293,484
	Real Estate Investment Trusts - 0.8%
7,250,000	Champion MTN Ltd. 2.95%, 06/15/2030(8)	6,075,624
	Hudson Pacific Properties LP
17,430,000	4.65%, 04/01/2029(9)	15,198,543
2,145,000	5.95%, 02/15/2028(9)	2,054,137
	Trust Fibra Uno
1,620,000	4.87%, 01/15/2030(8)	1,544,947
2,750,000	7.38%, 02/13/2034(8)	2,846,377
1,905,000	7.38%, 02/13/2034(1)	1,971,763
		29,691,391
	Retail - 0.7%
250,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	240,105
GBP 100,000	B&M European Value Retail SA 6.50%, 11/27/2031(8)	133,257
$ 925,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(10)	924,854
EUR 150,000	Bertrand Franchise Finance SAS 6.50%, 07/18/2030(8)(9)	171,508
GBP 100,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(8)	137,088
$ 375,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	396,615
EUR 150,000	Goldstory SAS 6.75%, 02/01/2030(8)(9)	178,544
$ 3,353,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	2,942,258
1,309,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	917,773
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Retail - 0.7% - (continued)
$ 250,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	$244,997
3,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,953,633
375,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)(9)	348,979
8,870,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(9)	9,296,062
	Waga Bondco Ltd.
GBP 1,650,000	8.50%, 06/15/2030(1)	2,126,774
100,000	8.50%, 06/15/2030(8)	128,895
$ 4,480,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(8)	4,480,448
		25,621,790
	Savings & Loans - 0.1%
GBP 2,750,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(8)(11)(12)	3,743,036
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
$ 446,000	6.20%, 01/25/2037(1)	458,375
2,422,000	6.40%, 01/25/2038(1)	2,518,709
911,000	Intel Corp. 5.60%, 02/21/2054	804,988
1,325,000	NVIDIA Corp. 3.50%, 04/01/2040	1,113,052
		4,895,124
	Software - 0.3%
387,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	380,441
2,665,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	2,757,905
405,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	379,609
	Rocket Software, Inc.
1,625,000	6.50%, 02/15/2029(1)	1,580,006
750,000	9.00%, 11/28/2028(1)	773,965
1,275,000	Synopsys, Inc. 5.00%, 04/01/2032	1,288,127
	TeamSystem SpA
EUR 2,800,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(3)(8)	3,204,374
1,630,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(3)	1,865,404
		12,229,831
	Telecommunications - 2.4%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)	15,239,940
7,286,000	10.50%, 10/23/2029(8)	7,099,227
	Altice France SA
9,078,000	5.13%, 07/15/2029(1)	7,852,470
1,100,000	5.50%, 10/15/2029(1)	953,878
EUR 275,000	5.88%, 02/01/2027(8)	288,104
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	486,423
675,000	3.85%, 06/01/2060	466,501
405,000	6.05%, 08/15/2056	410,559
1,645,921	EchoStar Corp. 6.75%, 11/30/2030(10)	1,559,510
EUR 10,765,000	Eolo SpA 4.88%, 10/21/2028(8)	11,831,736
$ 250,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	250,045
	Iliad Holding SASU
EUR 100,000	5.38%, 04/15/2030(1)	118,090
4,525,000	6.88%, 04/15/2031(8)	5,552,316

192

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.2% - (continued)
	Telecommunications - 2.4% - (continued)
$ 1,435,000	8.50%, 04/15/2031(1)	$1,539,297
EUR 1,675,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(8)	1,939,949
	Level 3 Financing, Inc.
$ 400,000	4.00%, 04/15/2031(1)	344,000
1,910,000	4.50%, 04/01/2030(1)	1,719,000
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(8)	5,499,601
1,685,000	4.00%, 09/18/2027(1)	1,926,575
$ 100,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	90,818
3,044,000	Millicom International Cellular SA 4.50%, 04/27/2031(8)	2,804,768
EUR 400,000	Odido Group Holding BV 5.50%, 01/15/2030(8)	461,514
	Odido Holding BV
2,685,000	3.75%, 01/15/2029(1)	3,055,880
1,200,000	3.75%, 01/15/2029(8)	1,365,757
	Silknet JSC
$ 1,600,000	8.38%, 01/31/2027(1)	1,604,030
430,000	8.38%, 01/31/2027(8)	431,075
2,835,000	Telecom Argentina SA 9.25%, 05/28/2033(1)	2,928,561
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	148,736
175,000	6.38%, 11/15/2033	181,001
2,637,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(11)	2,669,744
	Veon Midco BV
7,690,000	3.38%, 11/25/2027(8)	7,099,642
220,000	3.38%, 11/25/2027(1)	203,111
4,860,000	9.00%, 07/15/2029(1)	4,982,688
1,640,742	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(6)(8)	1,563,046
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	273,339
		94,940,931
	Water - 0.1%
	Aegea Finance SARL
755,000	6.75%, 05/20/2029(8)	761,897
2,500,000	9.00%, 01/20/2031(1)	2,687,003
		3,448,900
	Total Corporate Bonds (cost $1,292,703,481)	$1,324,263,214
FOREIGN GOVERNMENT OBLIGATIONS - 6.2%
	Angola - 0.2%
9,890,000	Angola Government International Bonds 8.00%, 11/26/2029(8)	$9,219,012
	Argentina - 0.3%
13,605,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(6)	8,979,300
4,525,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	4,570,250
		13,549,550
	Benin - 0.2%
8,715,000	Benin Government International Bonds 7.96%, 02/13/2038(8)	8,439,307
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2% - (continued)
	Brazil - 0.2%
	Brazil Notas do Tesouro Nacional
BRL 29,566,000	10.00%, 01/01/2027	$5,009,629
12,626,000	10.00%, 01/01/2031	1,943,447
9,551,000	10.00%, 01/01/2035	1,368,706
		8,321,782
	Bulgaria - 0.0%
EUR 745,000	Bulgaria Government International Bonds 3.13%, 03/26/2035(8)	833,885
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,115,000,000	5.00%, 10/01/2028(8)	1,142,955
1,910,000,000	6.00%, 04/01/2033(8)	2,012,367
		3,155,322
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,628,401
29,900,000	China Government Bonds 2.27%, 05/25/2034	4,330,948
		8,959,349
	Colombia - 0.4%
	Colombia Government International Bonds
$ 8,550,000	5.00%, 06/15/2045	5,963,625
2,305,000	8.75%, 11/14/2053	2,339,575
	Colombia TES
COP 18,149,200,000	6.25%, 07/09/2036	2,876,031
9,076,600,000	7.00%, 06/30/2032	1,704,472
4,186,500,000	7.75%, 09/18/2030	877,266
		13,760,969
	Czech Republic - 0.0%
CZK 29,570,000	Czech Republic Government Bonds 2.50%, 08/25/2028(8)	1,324,163
	Dominican Republic - 0.0%
DOP 102,350,000	Dominican Republic International Bonds 13.63%, 02/03/2033(8)	2,000,034
	Gabon - 0.5%
$ 22,185,000	Gabon Government International Bonds 6.63%, 02/06/2031(8)	18,199,007
	Hungary - 0.0%
HUF 391,870,000	Hungary Government Bonds 1.50%, 04/22/2026	1,083,899
	India - 0.1%
	India Government Bonds
INR 293,350,000	6.64%, 06/16/2035	3,383,954
39,760,000	7.26%, 01/14/2029	471,700
		3,855,654
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 59,047,000,000	7.00%, 09/15/2030	3,702,559
4,260,000,000	7.13%, 06/15/2038	265,737
18,530,000,000	7.50%, 06/15/2035	1,195,051
66,479,000,000	8.38%, 09/15/2026	4,145,090
		9,308,437

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2% - (continued)
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	$1,016,786
11,935,000	4.88%, 01/30/2032(8)	12,575,490
2,050,000	5.88%, 10/17/2031(8)	2,275,549
		15,867,825
	Malaysia - 0.3%
	Malaysia Government Bonds
MYR 22,136,000	3.83%, 07/05/2034	5,348,452
6,975,000	3.90%, 11/16/2027	1,665,823
10,690,000	4.76%, 04/07/2037	2,787,829
		9,802,104
	Mexico - 0.4%
$ 3,365,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	3,380,143
	Mexico Bonos
MXN 91,637,900	5.75%, 03/05/2026	4,788,390
25,335,000	7.75%, 11/23/2034	1,217,587
58,985,600	7.75%, 11/13/2042	2,572,174
44,690,300	8.00%, 05/24/2035	2,175,583
14,086,200	8.50%, 11/18/2038	683,188
$ 860,000	Mexico Government International Bonds 3.75%, 04/19/2071	485,470
		15,302,535
	Mongolia - 0.2%
6,155,000	City of Ulaanbaatar Mongolia 7.75%, 08/21/2027(8)	6,256,539
	Peru - 0.2%
	Peru Government Bonds
PEN 5,815,000	5.40%, 08/12/2034	1,529,090
12,395,000	6.85%, 08/12/2035(8)	3,542,055
6,254,000	6.95%, 08/12/2031	1,911,688
362,000	7.60%, 08/12/2039(8)	106,664
		7,089,497
	Philippines - 0.1%
	Philippines Government Bonds
PHP 42,200,000	6.25%, 03/22/2028	730,717
101,410,000	6.88%, 01/10/2029	1,790,553
		2,521,270
	Poland - 0.1%
PLN 12,460,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	3,295,464
	Romania - 0.9%
	Romania Government Bonds
RON 8,160,000	5.00%, 02/12/2029	1,703,800
7,445,000	7.10%, 07/31/2034	1,661,221
3,805,000	8.25%, 09/29/2032	895,514
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,716,761
5,285,000	2.75%, 04/14/2041(8)	3,922,381
7,080,000	2.88%, 04/13/2042(8)	5,241,267
9,005,000	3.75%, 02/07/2034(8)	9,006,946
7,245,000	5.38%, 03/22/2031(1)	8,463,339
		34,611,229
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 30,335,000	8.00%, 01/31/2030	1,652,225
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2% - (continued)
	South Africa - 0.3% - (continued)
ZAR 162,657,000	8.75%, 01/31/2044	$7,484,915
70,094,000	8.88%, 02/28/2035	3,669,043
		12,806,183
	Sri Lanka - 0.6%
	Sri Lanka Government International Bonds
$ 10,507,586	3.60%, 05/15/2036(1)(6)(9)	8,815,865
15,242,414	3.60%, 02/15/2038(1)(6)	12,776,456
		21,592,321
	Supranational - 0.1%
INR 71,000,000	European Bank for Reconstruction & Development 6.75%, 03/14/2031	813,618
75,000,000	Inter-American Development Bank 7.00%, 01/25/2029	865,286
71,800,000	International Bank for Reconstruction & Development 6.75%, 07/13/2029	824,094
		2,502,998
	Thailand - 0.1%
	Thailand Government Bonds
THB 103,820,000	1.60%, 06/17/2035	3,202,924
19,114,000	3.45%, 06/17/2043	708,801
23,926,000	3.78%, 06/25/2032	843,161
		4,754,886
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 43,318,528	4.38%, 12/15/2028(15)	1,111,779
23,867,000	8.50%, 03/15/2028(8)	594,196
47,932,000	9.75%, 07/20/2033	1,283,158
		2,989,133
	Total Foreign Government Obligations (cost $236,874,219)	$241,402,354
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 605,369	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$669,210
	Higher Education - 0.2%
5,795,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	5,979,980
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
1,140,000	5.00%, 11/15/2050	1,102,708
785,000	6.81%, 11/15/2040	845,162
		1,947,870
	Total Municipal Bonds (cost $8,750,152)	$8,597,060
SENIOR FLOATING RATE INTERESTS - 11.5%(16)
	Advertising - 0.0%
1,272,150	Planet U.S. Buyer LLC 7.33%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,277,239

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
$ 934,581	7.30%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%	$934,581
78,077	7.32%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%	78,077
1,276,800	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	1,277,489
99,002	Bleriot U.S. Bidco, Inc. 6.81%, 10/31/2030, 3 mo. USD Term SOFR + 2.50%	99,095
1,519,674	Cobham Ultra SeniorCo SARL 8.18%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	1,521,026
1,049,725	Dynasty Acquisition Co., Inc. 6.36%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,052,024
695,337	Spirit AeroSystems, Inc. 8.81%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	696,033
	TransDigm, Inc.
3,550,589	6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,560,496
2,094,175	6.80%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	2,099,871
		11,318,692
	Airlines - 0.2%
798,000	American Airlines, Inc. 7.58%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	802,988
1,473,863	AS Mileage Plan IP Ltd. 6.33%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,473,862
2,431,625	JetBlue Airways Corp. 9.07%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	2,282,080
256,645	SkyMiles IP Ltd. 8.08%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	257,608
2,130,000	Vista Management Holding, Inc. 8.04%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,137,093
1,303,500	WestJet Loyalty LP 7.55%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	1,302,692
		8,256,323
	Apparel - 0.2%
3,619,399	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	3,610,352
410,000	Beach Acquisition Bidco LLC 7.59%, 06/25/2032, 1 mo. USD Term SOFR + 3.25%	412,390
555,000	Crocs, Inc. 6.61%, 02/19/2029, 1 mo. USD Term SOFR + 2.25%	557,986
1,784,549	Hanesbrands, Inc. 7.11%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,788,261
1,436,400	Varsity Brands, Inc. 7.58%, 08/26/2031, 3 mo. USD Term SOFR + 3.25%	1,439,632
		7,808,621
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
1,072,535	6.86%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,071,999
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
$ 775,000	7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	$774,674
	First Brands Group LLC
5,015,456	9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	4,894,288
1,000,000	13.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	935,000
		7,675,961
	Beverages - 0.0%
1,649,261	Pegasus Bidco BV 7.58%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	1,652,015
	Chemicals - 0.1%
719,774	Axalta Coating Systems U.S. Holdings, Inc. 6.05%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	721,573
990,019	INEOS U.S. Finance LLC 7.36%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	908,342
474,596	Momentive Performance Materials, Inc. 8.36%, 03/29/2028, 1 mo. USD Term SOFR + 4.00%	474,743
984,608	Nouryon Finance BV 7.51%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	983,998
630,000	Olympus Water U.S. Holding Corp. 7.59%, 07/23/2032, 1 mo. USD Term SOFR + 3.25%	627,953
985,665	SCIH Salt Holdings, Inc. 7.20%, 01/31/2029, 6 mo. USD Term SOFR + 3.00%	986,789
998,092	Tronox Finance LLC 6.82%, 09/30/2031, 1 mo. USD Term SOFR + 2.50%	891,795
		5,595,193
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
21,348	3.00%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(17)	21,466
287,211	7.33%, 10/30/2031, 3 mo. USD Term SOFR + 3.00%	288,802
		310,268
	Commercial Services - 1.2%
2,290,015	Allied Universal Holdco LLC 8.21%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	2,293,702
1,596,021	APi Group DE, Inc. 6.11%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	1,594,473
2,074,325	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	2,081,585
EUR 1,540,000	Belron U.K. Finance PLC 5.15%, 10/16/2031, 3 mo. EURIBOR + 3.00%	1,760,663
2,055,173	Boels Topholding BV 4.68%, 05/23/2031, 1 mo. EURIBOR + 2.75%	2,346,581
1,000,000	Boluda Towage SL 5.54%, 01/31/2030, 3 mo. EURIBOR + 3.50%	1,147,236
$ 631,829	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	632,751

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Commercial Services - 1.2% - (continued)
$ 2,525,000	BrightView Landscapes LLC 6.31%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	$2,519,748
2,276,274	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,268,694
	Citrin Cooperman Advisors LLC
89,394	7.29%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%(17)	89,394
1,385,606	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,385,606
1,164,259	Corp. Service Co. 6.36%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,161,639
1,092,000	Creative Artists Agency LLC 6.88%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,092,229
1,784,992	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,792,186
2,635,089	First Advantage Holdings LLC 7.11%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	2,643,337
1,743,943	Fugue Finance BV 7.10%, 01/09/2032, 1 mo. USD Term SOFR + 2.75%	1,749,855
990,025	Garda World Security Corp. 7.34%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	988,629
1,032,213	Grant Thornton Advisors LLC 6.86%, 06/02/2031, 1 mo. USD Term SOFR + 2.50%	1,032,399
	Inspired Finco Holdings Ltd.
EUR 123,765	5.14%, 02/28/2031, 1 mo. EURIBOR + 3.25%	141,124
1,791,235	5.15%, 02/28/2031, 1 mo. EURIBOR + 3.25%	2,042,459
$ 519,760	OMNIA Partners LLC 6.81%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	520,597
879,331	PG Investment Co. 59 SARL 7.05%, 03/26/2031, 3 mo. USD Term SOFR + 2.75%	881,530
2,731,281	Ryan LLC 7.86%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	2,731,637
375,000	Shift4 Payments LLC 7.08%, 06/30/2032, 3 mo. USD Term SOFR + 2.75%	377,423
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 5.64%, 07/15/2029, 3 mo. EURIBOR + 3.50%	2,292,944
$ 1,521,313	Trans Union LLC 6.11%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,522,454
908,346	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	900,398
	Verisure Holding AB
EUR 1,445,000	4.98%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,650,353
879,776	5.19%, 05/30/2030, 3 mo. EURIBOR + 3.25%	1,007,092
$ 774,313	Vestis Corp. 6.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	738,501
967,289	Wand NewCo 3, Inc. 6.86%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	964,929
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Commercial Services - 1.2% - (continued)
$ 1,529,032	WEX, Inc. 6.11%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	$1,526,692
221,583	WW International, Inc. 11.12%, 06/24/2030, 3 mo. USD Term SOFR + 6.80%	207,814
		46,086,654
	Construction Materials - 0.3%
1,011,484	Chamberlain Group, Inc. 7.71%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,011,322
	Cornerstone Building Brands, Inc.
989,664	7.69%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	900,624
893,250	8.84%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	767,454
	Emerald Borrower LP
990,878	6.83%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	990,927
1,553,262	6.86%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	1,553,371
	Groundworks LLC
74,492	7.35%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(17)	74,492
401,334	7.35%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	401,335
1,184,731	Hobbs & Associates LLC 7.11%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,187,254
3,882,110	Quikrete Holdings, Inc. 6.61%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,877,801
254,221	Standard Industries, Inc. 6.10%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	254,777
1,985,000	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,929,480
		12,948,837
	Distribution/Wholesale - 0.2%
1,952,222	American Builders & Contractors Supply Co., Inc. 6.11%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,955,892
1,555,466	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	1,558,702
855,000	Gloves Buyer, Inc. 8.36%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	836,404
967,811	PEARLS Bidco BV 7.56%, 02/26/2029, 3 mo. USD Term SOFR + 3.25%	967,211
	Windsor Holdings III LLC
EUR 1,295,000	4.65%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,460,311
$ 1,916,113	7.10%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,915,518
		8,694,038
	Diversified Financial Services - 0.7%
965,268	Advisor Group, Inc. 7.86%, 08/17/2028, 1 mo. USD Term SOFR + 3.50%	965,567
3,221,862	Aretec Group, Inc. 7.86%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	3,227,436
1,484,117	Blackhawk Network Holdings, Inc. 8.36%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,489,222

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Diversified Financial Services - 0.7% - (continued)
$ 1,955,000	CFC Bidco 2022 Ltd. 8.04%, 05/30/2032, 3 mo. USD Term SOFR + 3.75%	$1,948,900
2,725,000	Colossus Acquireco LLC 6.10%, 08/02/2032, 1 mo. USD Term SOFR + 1.75%	2,709,440
971,959	Corpay Technologies Operating Co. LLC 6.11%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	970,744
1,012,350	CPI Holdco B LLC 6.36%, 05/17/2031, 1 mo. USD Term SOFR + 2.00%	1,011,166
2,842,875	FNZ Group Services Ltd. 9.26%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	2,291,357
2,159,150	Focus Financial Partners LLC 7.11%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	2,159,647
2,115,000	GC Ferry Acquisition I, Inc. 7.85%, 06/06/2032, 1 mo. USD Term SOFR + 3.50%	2,081,964
2,793,697	Hightower Holding LLC 7.26%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	2,793,697
2,075,198	Jane Street Group LLC 6.33%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,065,382
810,000	Osaic Holdings, Inc. 7.35%, 07/16/2032, 1 mo. USD Term SOFR + 3.00%	810,000
718,987	Setanta Aircraft Leasing DAC 6.05%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	721,885
		25,246,407
	Electric - 0.0%
1,218,001	Constellation Renewables LLC 6.58%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,217,563
	Electronics - 0.2%
2,484,690	Coherent Corp. 6.36%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	2,488,417
3,500,000	LSF12 Crown U.S. Commercial Bidco LLC 7.86%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	3,518,970
335,000	MV Holding GmbH 6.61%, 03/17/2032, 1 mo. USD Term SOFR + 2.25%	336,256
		6,343,643
	Engineering & Construction - 0.3%
	Brown Group Holding LLC
1,988,883	6.83%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	1,990,851
1,526,663	6.86%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,527,716
786,050	Construction Partners, Inc. 6.86%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	788,998
2,223,825	KKR Apple Bidco LLC 6.86%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,228,851
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Engineering & Construction - 0.3% - (continued)
$ 2,940,000	Newly Weds Foods, Inc. 6.59%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	$2,936,325
1,530,000	Tecta America Corp. 7.36%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,532,632
		11,005,373
	Entertainment - 0.8%
	Banijay Entertainment SAS
EUR 1,305,000	5.19%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,491,797
$ 449,819	7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	449,819
	Caesars Entertainment, Inc.
2,424,053	6.61%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,420,004
790,000	6.61%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	788,222
1,770,687	Cinemark USA, Inc. 6.61%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	1,775,999
1,646,725	Crown Finance U.S., Inc. 8.83%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	1,640,089
	Delta 2 Lux SARL
341,667	6.29%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	341,240
683,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	682,479
493,762	DK Crown Holdings, Inc. 6.08%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	493,042
EUR 1,310,000	Dorna Sports SL 4.72%, 07/29/2032, 3 mo. EURIBOR + 2.75%	1,497,782
$ 1,870,000	EOC Borrower LLC 7.36%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	1,871,178
605,000	Herschend Entertainment Co. LLC 7.60%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	609,538
3,088,578	Light & Wonder International, Inc. 6.59%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	3,089,350
1,228,285	Maverick Gaming LLC 16.00%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	797,682
	Motion Finco SARL
EUR 335,000	5.73%, 11/12/2029, 3 mo. EURIBOR + 3.75%	354,011
$ 435,868	7.80%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	398,819
871,725	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	866,547
1,276,840	Penn Entertainment, Inc. 6.86%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,279,828
28,842	Runitonetime LLC 0.00%, 04/16/2026(18)	27,733
3,705,779	SeaWorld Parks & Entertainment, Inc. 6.36%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,698,071

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Entertainment - 0.8% - (continued)
$ 2,565,775	Six Flags Entertainment Corp. 6.36%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	$2,562,568
1,935,275	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,939,726
		29,075,524
	Environmental Control - 0.1%
1,930,000	Clean Harbors, Inc. 6.11%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	1,942,063
	Filtration Group Corp.
EUR 450,000	5.40%, 10/21/2028, 1 mo. EURIBOR + 3.50%	514,397
$ 1,502,913	7.36%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,505,588
600,000	GFL Environmental, Inc. 6.82%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	600,186
		4,562,234
	Food - 0.2%
228,844	Aspire Bakeries Holdings LLC 7.85%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	230,275
1,535,347	CHG PPC Parent LLC 7.47%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,536,315
	Froneri Lux Finco SARL
EUR 2,000,000	4.58%, 09/30/2031, 6 mo. EURIBOR + 2.50%	2,268,408
$ 1,305,922	6.20%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	1,294,377
745,000	6.85%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	743,234
1,959,548	U.S. Foods, Inc. 6.11%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,972,246
		8,044,855
	Food Service - 0.0%
1,127,412	Aramark Services, Inc. 6.36%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,127,615
724,543	Golden State Foods LLC 8.59%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	727,260
		1,854,875
	Hand/Machine Tools - 0.1%
1,110,000	Alliance Laundry Systems LLC 6.86%, 08/19/2031, 1 mo. USD Term SOFR + 2.50%	1,108,124
858,512	Madison Safety & Flow LLC 7.11%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	861,912
		1,970,036
	Healthcare - Products - 0.2%
63,175	Avantor Funding, Inc. 6.46%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	63,438
1,991,315	Bausch & Lomb Corp. 8.36%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	1,989,662
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Healthcare - Products - 0.2% - (continued)
	Hanger, Inc.
$ 84,949	4.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(17)	$85,144
658,369	7.86%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	659,877
3,581,598	Medline Borrower LP 6.61%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	3,583,854
		6,381,975
	Healthcare - Services - 0.2%
992,832	ADMI Corp. 7.85%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	924,575
1,000,000	Aveanna Healthcare LLC 11.48%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	988,750
	EyeCare Partners LLC
1,288,399	5.23%, 11/30/2028, 6 mo. USD Term SOFR + 1.00%(10)	1,013,544
138,164	10.98%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	34,541
1,268,937	Heartland Dental LLC 8.86%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	1,269,889
930,182	Parexel International Corp. 6.86%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	931,112
2,682,107	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	2,649,707
1,797,918	Surgery Center Holdings, Inc. 7.11%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,802,233
		9,614,351
	Home Furnishings - 0.1%
605,437	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	604,898
2,181,203	Somnigroup International, Inc. 6.55%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	2,183,929
		2,788,827
	Insurance - 0.8%
3,225,298	Acrisure LLC 7.36%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,221,267
655,000	Alera Group, Inc. 7.61%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	657,744
4,734,225	Alliant Holdings Intermediate LLC 7.10%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	4,733,752
1,278,575	AmWINS Group, Inc. 6.61%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,279,086
2,119,428	AssuredPartners, Inc. 7.86%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	2,123,476
	Asurion LLC
894,932	8.46%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	886,780
445,877	8.71%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	441,325
1,440,000	9.72%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,381,622

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Insurance - 0.8% - (continued)
$ 1,500,000	9.72%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	$1,406,955
1,866,446	Howden Group Holdings Ltd. 7.36%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,868,107
4,387,384	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	4,390,893
4,896,416	Sedgwick Claims Management Services, Inc. 6.86%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	4,900,480
310,000	Trucordia Insurance Holdings LLC 7.61%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	311,550
1,287,742	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,287,201
3,224,917	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,221,402
		32,111,640
	Internet - 0.3%
1,705,811	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	878,493
495,000	Go Daddy Operating Co. LLC 6.11%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	495,168
	MH Sub I LLC
2,485,565	8.61%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,365,015
4,240,810	8.61%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,770,801
795,000	10.61%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	693,638
198,992	Proofpoint, Inc. 7.36%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	199,219
689,569	Shutterfly, Inc. 5.33%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(10)	637,851
2,034,900	Speedster Bidco GmbH 7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	2,036,589
		11,076,774
	Investment Company Security - 0.1%
1,009,364	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	1,010,444
760,000	Gryphon Debt Merger Sub, Inc. 7.35%, 06/18/2032, 1 mo. USD Term SOFR + 3.00%	760,950
1,028,245	Intrado Corp. 7.80%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	1,028,461
1,366,581	Nexus Buyer LLC 7.86%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,368,467
		4,168,322
	IT Services - 0.5%
1,816,425	Amentum Government Services Holdings LLC 6.61%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,815,517
3,602,775	Fortress Intermediate 3, Inc. 7.32%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	3,602,775
	Kaseya, Inc.
2,039,887	7.61%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,044,355
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	IT Services - 0.5% - (continued)
$ 335,000	9.36%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	$336,049
4,011,181	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,869,947
420,267	NCR Atleos LLC 8.06%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	423,629
1,496,250	Nielsen Consumer, Inc. 7.61%, 03/06/2028, 1 mo. USD Term SOFR + 3.25%	1,498,868
2,710,551	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,409,002
665,000	Sandisk Corp. 7.32%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	662,506
1,049,502	Tempo Acquisition LLC 6.11%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	1,046,385
		17,709,033
	Leisure Time - 0.2%
1,456,643	Hayward Industries, Inc. 6.97%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,459,280
2,236,670	LC AHAB U.S. Bidco LLC 7.36%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	2,238,079
1,584,016	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,554,807
493,769	Recess Holdings, Inc. 8.07%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	495,314
		5,747,480
	Lodging - 0.0%
493,750	Station Casinos LLC 6.36%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	494,061
	Machinery-Construction & Mining - 0.1%
728,175	Terex Corp. 6.31%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	728,859
1,758,610	WEC U.S. Holdings Ltd. 6.58%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,758,980
		2,487,839
	Machinery-Diversified - 0.1%
362,655	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	363,090
222,750	Titan Acquisition Ltd. 8.80%, 02/15/2029, 3 mo. USD Term SOFR + 4.50%	222,592
	TK Elevator Midco GmbH
EUR 1,920,000	5.33%, 04/30/2030, 6 mo. EURIBOR + 3.25%	2,189,416
$ 1,755,662	7.20%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	1,764,440
		4,539,538
	Media - 0.3%
861,322	Century De Buyer LLC 7.81%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	862,295
203,000	CSC Holdings LLC 9.00%, 04/15/2027, U.S. (Fed) Prime Rate + 1.50%	199,701

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Media - 0.3% - (continued)
EUR 1,075,000	DLG Acquisitions Ltd. 6.13%, 05/16/2031, 3 mo. EURIBOR + 4.00%	$1,233,058
	EW Scripps Co.
$ 310,921	7.81%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	300,984
418,904	10.21%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	423,093
	NEP Group, Inc.
2,465,886	7.84%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%(10)	2,331,496
1,462,379	8.59%, 08/19/2026, 3 mo. USD Term SOFR + 4.00%(10)	1,383,162
210,000	NEP/NCP Holdco, Inc. 11.59%, 10/19/2026, 3 mo. USD Term SOFR + 7.00%	111,825
1,000,000	Telenet Financing USD LLC 6.46%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	979,000
2,981,250	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	2,653,312
	Virgin Media Bristol LLC
562,500	6.96%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	555,120
1,010,000	7.71%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	1,003,001
		12,036,047
	Metal Fabricate/Hardware - 0.0%
835,649	AZZ, Inc. 6.86%, 05/13/2029, 1 mo. USD Term SOFR + 2.50%	837,087
	Mining - 0.1%
1,439,604	Arsenal AIC Parent LLC 7.11%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	1,441,403
1,306,725	Novelis Corp. 6.30%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	1,310,541
		2,751,944
	Miscellaneous Manufacturing - 0.2%
EUR 2,001,017	CeramTec AcquiCo GmbH 5.76%, 03/16/2029, 3 mo. EURIBOR + 3.75%	2,224,689
$ 483,787	John Bean Technologies Corp. 6.46%, 01/02/2032, 1 mo. USD Term SOFR + 2.00%	485,118
1,513,562	LTI Holdings, Inc. 8.61%, 07/29/2029, 1 mo. USD Term SOFR + 4.25%	1,514,698
1,537,285	Touchdown Acquirer, Inc. 7.08%, 02/21/2031, 3 mo. USD Term SOFR + 2.75%	1,535,363
		5,759,868
	Oil & Gas Services - 0.0%
94,490	PES Holdings LLC 6.56%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(10)(13)	472
	Packaging & Containers - 0.3%
2,055,739	Altium Packaging LLC 6.86%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	2,037,751
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 3,981,921	Berlin Packaging LLC 7.81%, 06/07/2031, 1 mo. USD Term SOFR + 3.25%	$3,990,084
	Clydesdale Acquisition Holdings, Inc.
2,165,106	7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,163,591
1,872,268	7.61%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,870,508
32,732	7.61%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%(17)	32,701
325,883	SupplyOne, Inc. 7.86%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	327,571
2,068,098	TricorBraun Holdings, Inc. 7.72%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	2,066,298
		12,488,504
	Pharmaceuticals - 0.2%
580,000	Amneal Pharmaceuticals LLC 7.85%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	579,757
2,750,000	Bausch Health Cos., Inc. 10.61%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	2,690,710
1,166,187	Endo Luxembourg Finance Co. I SARL 8.36%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	1,168,228
EUR 1,320,000	IVC Acquisition Ltd. 6.01%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,511,219
$ 459,054	Option Care Health, Inc. 6.61%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	461,156
		6,411,070
	Pipelines - 0.2%
457,092	AL GCX Holdings LLC 6.32%, 05/17/2029, 1 mo. USD Term SOFR + 2.00%	457,417
394,461	Brazos Delaware II LLC 7.34%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	394,583
112,163	Buckeye Partners LP 6.11%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	112,256
2,488,076	Northriver Midstream Finance LP 6.54%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,490,788
3,265,338	Oryx Midstream Services Permian Basin LLC 6.60%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,268,799
1,256,181	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	1,258,857
965,530	UGI Energy Services LLC 6.86%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	968,465
		8,951,165
	REITS - 0.0%
586,075	Iron Mountain, Inc. 6.36%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	585,589

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Retail - 0.8%
$ 3,530,017	1011778 BC Unlimited Liability Co. 6.11%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	$3,518,438
992,500	Dave & Buster's, Inc. 7.56%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	953,028
1,820,437	Flynn Restaurant Group LP 8.11%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,819,873
999,231	Foundation Building Materials Holding Co. LLC 8.31%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	961,470
3,813,339	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,812,386
3,463,730	IRB Holding Corp. 6.86%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	3,462,136
779,113	Johnstone Supply LLC 6.85%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	779,113
440,906	Kodiak Building Partners, Inc. 8.04%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	424,924
3,859,333	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,589,797
997,500	Les Schwab Tire Centers 6.84%, 04/23/2031, 1 mo. USD Term SOFR + 2.50%	997,500
2,548,787	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	2,160,556
1,447,530	Petco Health & Wellness Co., Inc. 7.81%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,350,907
1,524,692	PetSmart, Inc. 8.21%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,519,615
1,044,556	QXO, Inc. 7.30%, 04/30/2032, 3 mo. USD Term SOFR + 3.00%	1,052,902
1,298,953	Specialty Building Products Holdings LLC 8.21%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,255,516
1,487,254	Staples, Inc. 10.03%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,365,254
1,967,702	White Cap Buyer LLC 7.58%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,963,629
		30,987,044
	Semiconductors - 0.0%
1,014,936	MKS Instruments, Inc. 6.35%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	1,012,906
	Software - 1.2%
524,272	Ascend Learning LLC 10.21%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	523,747
2,540,428	AthenaHealth Group, Inc. 7.11%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	2,536,693
1,860,337	BCPE Pequod Buyer, Inc. 7.36%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	1,862,663
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Software - 1.2% - (continued)
	Boxer Parent Co., Inc.
$ 1,920,187	7.33%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	$1,919,554
1,260,000	10.08%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,242,675
1,591,588	Cast & Crew Payroll LLC 8.11%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,511,118
398,000	CCC Intelligent Solutions, Inc. 6.36%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	398,251
355,000	Clearwater Analytics LLC 6.46%, 04/21/2032, 6 mo. USD Term SOFR + 2.25%	355,224
	Cotiviti Corp.
1,809,179	7.08%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,803,154
2,000,000	7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,994,160
371,259	Dayforce, Inc. 6.31%, 03/01/2031, 3 mo. USD Term SOFR + 2.00%	372,188
1,000,000	DCert Buyer, Inc. 11.36%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	884,170
2,826,982	Dun & Bradstreet Corp. 6.60%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	2,826,077
1,289,244	E2open LLC 7.97%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,290,740
1,538,077	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,520,774
1,662,138	Epicor Software Corp. 7.11%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	1,664,215
1,562,500	Evertec Group LLC 7.11%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	1,569,344
	Genesys Cloud Services Holdings II LLC
EUR 1,119,375	5.28%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,275,041
$ 895,500	6.86%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	894,219
2,045,710	Open Text Corp. 6.11%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	2,045,075
2,009,998	Polaris Newco LLC 8.32%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	1,968,793
1,191,000	Press Ganey Holdings, Inc. 7.36%, 04/30/2031, 1 mo. USD Term SOFR + 3.00%	1,190,011
953,025	Quartz Acquireco LLC 6.55%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	950,642
3,777,236	Rocket Software, Inc. 8.11%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	3,784,337
2,036,887	SS&C Technologies, Inc. 6.36%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,043,262
3,557,332	UKG, Inc. 6.81%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	3,555,910

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(16) - (continued)
	Software - 1.2% - (continued)
$ 1,531,278	Waystar Technologies, Inc. 6.61%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	$1,533,836
1,523,549	Zelis Payments Buyer, Inc. 7.11%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,517,272
		45,033,145
	Telecommunications - 0.3%
980,000	Altice France SA 9.82%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	910,175
891,000	Crown Subsea Communications Holding, Inc. 7.82%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%	895,829
1,790,512	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	1,789,402
1,250,000	Level 3 Financing, Inc. 8.61%, 03/27/2032, 1 mo. USD Term SOFR + 4.25%	1,259,375
EUR 2,561,915	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	2,909,038
$ 1,206,024	Venga Finance SARL 8.34%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	1,208,291
2,617,962	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,621,784
		11,593,894
	Transportation - 0.2%
2,707,459	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	2,710,368
1,538,375	Genesee & Wyoming, Inc. 6.05%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,534,898
910,000	Stonepeak Nile Parent LLC 7.08%, 04/09/2032, 3 mo. USD Term SOFR + 2.75%	911,593
	Student Transportation of America Holdings, Inc.
22,000	7.56%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%(17)	22,089
308,000	7.57%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%	309,250
1,851,562	Third Coast Infrastructure LLC 8.61%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	1,851,562
1,395,000	Van Pool Transportation LLC 7.60%, 06/17/2030, 1 mo. USD Term SOFR + 3.25%	1,394,135
		8,733,895
	Total Senior Floating Rate Interests (cost $447,983,884)	$445,246,821
U.S. GOVERNMENT AGENCIES - 18.6%
	Mortgage-Backed Agencies - 18.6%
	Farm Credit Bank of Texas - 0.1%
1,265,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(11)(12)	$1,283,975
1,957,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(11)(12)	2,026,785
		3,310,760
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 18.6% - (continued)
	Mortgage-Backed Agencies - 18.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.7%
$ 1,500	0.00%, 11/15/2036(7)(19)	$1,247
912,619	1.05%, 10/25/2054, 30 day USD SOFR Average + 5.40%(3)(5)	35,294
3,772,178	1.11%, 01/25/2030(4)(5)	153,639
12,116,689	1.11%, 06/25/2030(4)(5)	545,297
2,446,878	1.40%, 05/25/2055, 30 day USD SOFR Average + 5.75%(3)(5)	159,284
2,096,475	1.64%, 04/25/2030(4)(5)	129,318
2,658,480	1.87%, 11/25/2047(4)(5)	171,677
2,355,000	1.89%, 02/25/2047(4)(5)	173,652
4,759,080	1.95%, 10/25/2047(4)(5)	323,635
3,345,000	2.00%, 09/25/2047(4)(5)	60,188
1,150,193	2.02%, 09/25/2046(4)(5)	81,216
1,890,000	2.10%, 08/25/2047(4)(5)	138,094
3,870,000	2.16%, 05/25/2047(4)(5)	62,734
2,605,748	2.25%, 05/25/2047(4)(5)	194,424
12,029	3.00%, 03/15/2033(5)	846
2,795,543	3.00%, 12/25/2052(5)	494,262
1,955,000	3.37%, 06/25/2048(4)(5)	264,022
1,995,123	3.50%, 06/25/2049(5)	359,115
72,946	4.50%, 03/15/2041	72,119
2,445,177	4.50%, 05/25/2050(5)	493,774
34,930	4.75%, 07/15/2039	34,977
3,045	5.50%, 08/15/2033	3,131
10,761,301	5.50%, 11/01/2054	10,707,271
7,622	6.50%, 07/15/2036	7,869
180,000	8.10%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(3)	185,852
4,740,000	8.35%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(3)	4,905,986
730,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(3)	763,356
3,670,000	11.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(3)	3,892,472
2,395,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(3)	2,549,747
13,320,000	12.06%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	15,950,346
2,770,000	12.10%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(3)	3,061,115
12,525,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(3)	13,389,976
4,200,000	13.60%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(3)	4,862,340
		64,228,275
	Federal National Mortgage Association - 0.1%
2,764,141	1.49%, 03/25/2055, 30 day USD SOFR Average + 5.84%(3)(5)	172,007
1,251,569	1.50%, 01/25/2055, 30 day USD SOFR Average + 5.85%(3)(5)	71,859
1,105,923	1.60%, 10/25/2054, 30 day USD SOFR Average + 5.95%(3)(5)	69,075
36,074	1.89%, 04/25/2055(4)(5)	1,585
3,726	2.50%, 06/25/2028(5)	84
12,419	3.00%, 01/25/2028(5)	196
25,764	3.16%, 12/01/2026	25,336
11,386	3.50%, 05/25/2030(5)	589
19,592	3.87%, 10/01/2025	19,515
30,037	3.89%, 05/01/2030	29,446
8,703	4.00%, 03/25/2042(5)	908
22	4.50%, 07/25/2027(5)	0 (20)
33,350	5.50%, 04/25/2035	34,514

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 18.6% - (continued)
	Mortgage-Backed Agencies - 18.6% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 8,734	5.50%, 04/25/2037	$9,097
91,610	5.50%, 06/25/2042(5)	20,778
577	5.53%, 05/25/2042(4)(5)	39
2,465,323	6.00%, 04/01/2039	2,531,320
		2,986,348
	Government National Mortgage Association - 2.4%
6,695,000	2.50%, 08/20/2054(21)	7,076,432
2,847,277	3.50%, 08/20/2051(5)	516,434
7,716	4.00%, 05/16/2042(5)	656
26,353,944	4.00%, 11/20/2052	24,460,281
27,050,000	4.00%, 08/20/2054(21)	24,906,985
13,123,641	4.50%, 10/20/2052	12,536,702
19,715	5.00%, 10/16/2041(5)	3,348
5,795,000	5.50%, 08/20/2054(21)	5,779,359
640,000	6.00%, 08/20/2054(21)	648,575
17,258,049	6.00%, 04/20/2055	17,503,861
		93,432,633
	Tennessee Valley Authority Power - 0.0%
860,000	4.88%, 05/15/2035	872,458
	Uniform Mortgage-Backed Security - 14.3%
5,545,000	2.00%, 08/01/2054(21)	4,336,663
24,975,000	3.50%, 08/01/2054(21)	22,308,376
31,250,000	4.00%, 08/01/2054(21)	28,818,912
54,400,000	4.50%, 08/01/2039(21)	53,740,374
13,875,000	4.50%, 08/01/2054(21)	13,160,351
24,525,000	5.00%, 08/01/2054(21)	23,867,673
26,840,000	5.50%, 08/01/2039(21)	27,291,670
376,275,000	6.00%, 08/01/2054(21)	381,475,809
		554,999,828
	Total U.S. Government Agencies (cost $718,898,379)	$719,830,302
U.S. GOVERNMENT SECURITIES - 11.4%
	U.S. Treasury Securities - 11.4%
	U.S. Treasury Bonds - 6.8%
2,200,000	2.25%, 08/15/2046	$1,424,414
29,900,000	2.50%, 02/15/2045	20,798,020
66,440,000	3.38%, 11/15/2048(22)	51,914,036
14,845,000	3.63%, 08/15/2043	12,628,688
9,545,000	3.63%, 05/15/2053	7,672,167
24,640,000	3.88%, 02/15/2043	21,818,912
20,300,000	4.00%, 11/15/2042	18,322,336
17,955,000	4.00%, 11/15/2052	15,475,667
32,290,000	4.13%, 08/15/2044	29,237,586
43,900,000	4.13%, 08/15/2053(22)(23)	38,640,574
18,435,000	4.25%, 08/15/2054	16,579,978
10,240,000	4.50%, 11/15/2054	9,606,400
695,000	4.75%, 02/15/2045	683,163
17,287,100	4.75%, 05/15/2055	16,908,945
1,998,800	5.00%, 05/15/2045	2,028,157
		263,739,043
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
33,251,463	0.25%, 02/15/2050(15)	18,957,336
524,295	0.63%, 02/15/2043(15)	386,520
44,952,896	0.75%, 02/15/2042(15)	34,658,576
20,673,682	0.75%, 02/15/2045(15)	14,945,377
6,661,004	1.00%, 02/15/2046(15)	4,990,464
17,930,120	1.38%, 02/15/2044(15)	14,936,315
		88,874,588
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.4% - (continued)
	U.S. Treasury Securities - 11.4% - (continued)
	U.S. Treasury Inflation-Indexed Notes - 1.2%
$ 45,980,308	1.75%, 01/15/2034(15)	$45,462,581
	U.S. Treasury Notes - 1.1%
1,280,000	3.88%, 04/30/2030	1,276,100
34,305,000	3.88%, 08/15/2034(24)	33,187,408
10,195,000	4.25%, 11/15/2034	10,131,281
		44,594,789
	Total U.S. Government Securities (cost $472,437,444)	$442,671,001
COMMON STOCKS - 0.0%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(2)(25)	$—
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	126,023
	Real Estate Management & Development - 0.0%
5,583	Zillow Group, Inc. Class C*	444,128
	Software & Services - 0.0%
1,978	MongoDB, Inc.*	470,546
	Total Common Stocks (cost $1,227,657)	$1,040,697
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
50,000	Invesco Senior Loan ETF (9)	$1,046,500
75,000	SPDR Blackstone Senior Loan ETF	3,123,750
	Total Exchange-Traded Funds (cost $4,182,893)	$4,170,250
PREFERRED STOCKS - 0.9%
	Banks - 0.2%
3,554	Bank of America Corp. Series L, 7.25%(26)	$4,335,880
129,175	Citizens Financial Group, Inc. Series I, 6.50%*(26)	3,238,417
		7,574,297
	Capital Goods - 0.2%
96,242	Boeing Co. (Preference Shares), 6.00%	6,804,309
	Financial Services - 0.3%
67,000	Ares Management Corp. Series B, 6.75%	3,792,200
43,251	Corebridge Financial, Inc. (Preference Shares), 6.38%	1,050,567
9,925	KKR & Co., Inc. Series D, 6.25%	570,191
39,875	Morgan Stanley Series O, 4.25%(9)(26)	694,224
77,950	Morgan Stanley Series Q, 6.63%(9)(26)	2,007,992
105,356	Synchrony Financial Series B, 8.25%(26)	2,732,935
		10,848,109
	Insurance - 0.0%
97,027	Enstar Group Ltd. Series D, 7.00%(26)	2,231,621
	Telecommunication Services - 0.1%
17,239	U.S. Cellular Corp. (Preference Shares), 6.25%	440,456

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.9% - (continued)
	Telecommunication Services - 0.1% - (continued)
78,229	U.S. Cellular Corp. (Preference Shares), 5.50%		$1,734,337
47,432	U.S. Cellular Corp. (Preference Shares), 5.50%		1,065,323
			3,240,116
	Utilities - 0.1%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%		1,252,411
44,512	PG&E Corp. Series A, 6.00%		1,691,901
14,680	Sempra (Preference Shares), 5.75%(9)		325,749
89,200	Southern Co. (Preference Shares), 6.50%(9)		2,327,228
			5,597,289
	Total Preferred Stocks (cost $34,281,654)		$36,295,741
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(2)(25)		$10,830
	Total Warrants (cost $—)		$10,830
	Total Long-Term Investments (cost $4,302,230,187)		$4,326,371,541
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 0.1%
$ 4,141,513
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value
of $4,142,015; collateralized by
U.S. Treasury Inflation-Indexed
Note at 1.63%, maturing
10/15/2027, with a market value
of $4,224,390
			$4,141,513
	Securities Lending Collateral - 2.0%
77,868,209	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(27)		77,868,209
	Total Short-Term Investments (cost $82,009,722)		$82,009,722
	Total Investments Excluding Purchased Options (cost $4,384,239,909)	113.7%	$4,408,381,263
	Total Purchased Options (cost $346,004)	0.0%	$341,754
	Total Investments (cost $4,384,585,913)	113.7%	$4,408,723,017
	Other Assets and Liabilities	(13.7)%	(531,734,852)
	Net Assets	100.0%	$3,876,988,165
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$1,593,992,638, representing 41.1% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Security is a zero-coupon bond.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $598,946,820, representing 15.4% of net assets.

(9)	Represents entire or partial securities on loan.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(12)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(16)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(17)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2025, the aggregate value of the unfunded commitment was $325,286, which represents to 0.0% of total net assets.

(18)	All or a portion of the security represents unsettled bank loan commitments at July 31, 2025, where the rate will be determined at time of settlement.
(19)	Security disclosed is principal-only strips.
(20)	Market value is less than $1.
(21)	Represents or includes a TBA transaction.
(22)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $40,630,420.
(23)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of July 31, 2025, the market value of securities pledged was $2,641.
(24)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $32,408,633.
(25)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $10,830 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$10,830
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
			$31,941	$10,830

(26)	Perpetual security with no stated maturity date.
(27)	Current yield as of period end.

OTC Swaptions Outstanding at July 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	3,275,000	$173,534	$173,002	$532
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	3,275,000	$168,220	$173,002	$(4,782)
Total purchased OTC swaption contracts							$341,754	$346,004	$(4,250)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,291	09/15/2025	$94,404,493	$76,436
Canadian 10-Year Bond Future	1,916	09/18/2025	166,654,388	(1,000,208)
Euro-BUND Future	78	09/08/2025	11,545,059	(125,573)
U.S. Treasury 2-Year Note Future	1,567	09/30/2025	324,344,517	(1,037,139)
U.S. Treasury 5-Year Note Future	5,969	09/30/2025	645,677,922	3,018,825
U.S. Treasury 10-Year Note Future	3,503	09/19/2025	389,051,937	2,640,730
U.S. Treasury 10-Year Ultra Future	1,680	09/19/2025	189,971,250	125,883
U.S. Treasury Long Bond Future	372	09/19/2025	42,477,750	993,680
U.S. Treasury Ultra Bond Future	808	09/19/2025	94,788,500	543,166
Total				$5,235,800
Short position contracts:
Euro BUXL 30-Year Bond Future	(104)	09/08/2025	$(13,931,215)	$446,151
Euro-BOBL Future	(1,023)	09/08/2025	(136,906,517)	1,050,179

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Futures Contracts Outstanding at July 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-BTP Italian Bond Future	(722)	09/08/2025	$(99,499,721)	$151,938
Euro-Schatz Future	(362)	09/08/2025	(44,223,876)	156,880
French Government Bond Future	(862)	09/08/2025	(121,282,092)	1,062,148
Long Gilt Future	(1)	09/26/2025	(121,711)	(727)
Total				$2,866,569
Total futures contracts				$8,102,369

TBA Sale Commitments Outstanding at July 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$6,440,000	08/20/2054	$(5,414,677)	$(14,888)
Government National Mortgage Association, 3.00%	25,325,000	08/20/2054	(22,124,443)	120,008
Government National Mortgage Association, 4.00%	27,050,000	08/20/2054	(24,906,985)	(3,805)
Government National Mortgage Association, 4.50%	12,585,000	08/20/2054	(11,941,675)	(62,891)
Uniform Mortgage-Backed Security, 2.50%	11,190,000	08/01/2054	(9,167,138)	35,109
Uniform Mortgage-Backed Security, 3.00%	16,650,000	08/01/2055	(14,246,604)	62,640
Uniform Mortgage-Backed Security, 3.50%	29,125,000	08/01/2054	(26,015,273)	74,734
Uniform Mortgage-Backed Security, 4.00%	35,550,000	08/01/2054	(32,784,394)	(54,787)
Uniform Mortgage-Backed Security, 4.50%	36,000,000	08/01/2039	(35,563,483)	66,673
Uniform Mortgage-Backed Security, 5.00%	28,650,000	08/01/2054	(27,882,113)	32,611
Uniform Mortgage-Backed Security, 5.00%	20,325,000	08/01/2039	(20,379,692)	(5,812)
Uniform Mortgage-Backed Security, 5.50%	13,965,000	08/01/2054	(13,891,066)	(20,337)
Uniform Mortgage-Backed Security, 6.50%	38,710,000	08/01/2054	(39,925,969)	(34,154)
Total TBA sale commitments (proceeds receivable $284,438,613)			$(284,243,512)	$195,101
At July 31, 2025, the aggregate market value of TBA Sale Commitments represents (7.3)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	238,890,000	(5.00%)	06/20/2030	Quarterly	$—	$(17,318,486)	$(18,742,541)	$(1,424,055)
ITRAXX-XOVER S43.V1	EUR	12,535,000	(5.00%)	06/20/2030	Quarterly	—	(1,337,133)	(1,486,410)	(149,277)
Total						$—	$(18,655,619)	$(20,228,951)	$(1,573,332)
Sell protection:
ITRAXX-XOVER S43.V1	EUR	118,580,000	5.00%	06/20/2030	Quarterly	$9,363,070	$—	$14,060,131	$4,697,061
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	7,250,000	(1.00%)	12/20/2029	Quarterly	$36,628	$—	$(17,143)	$(53,771)
Societe Generale SA	EUR	935,000	(1.00%)	06/20/2030	Quarterly	13,580	—	(10,096)	(23,676)
Total						$50,208	$—	$(27,239)	$(77,447)

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Danske Bank AS (A-)	EUR	7,300,000	1.00%	12/20/2029	Quarterly	$—	$(16,936)	$141,017	$157,953
Lloyds Banking Group PLC (BB-)	EUR	915,000	1.00%	06/20/2030	Quarterly	—	(10,873)	592	11,465
Total						$—	$(27,809)	$141,609	$169,418
Total						$50,208	$(27,809)	$114,370	$91,971
Total centrally cleared credit default swap contracts						$9,413,278	$(18,683,428)	$(6,054,450)	$3,215,700

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	$—	$—	$(88,324)	$(88,324)
4.16% Fixed	12 Mo. USD SOFR	USD	64,955,000	03/19/2045	Annual	—	(123,569)	(534,513)	(410,944)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	31,737	—	2,000,258	1,968,521
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	86,892	—	1,651,628	1,564,736
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(56,237)	760,118	816,355
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	51,273	—	1,044,671	993,398
3.41% Fixed	12 Mo. USD SOFR	USD	4,760,000	09/18/2054	Annual	—	(15,438)	563,994	579,432
3.75% Fixed	12 Mo. USD SOFR	USD	9,815,000	12/18/2054	Annual	14,211	—	536,224	522,013
Total centrally cleared interest rate swaps contracts						$184,113	$(195,244)	$5,934,056	$5,945,187

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,977,000	BRL	2,758,960	USD	UBS	09/03/2025	$69,008
4,620,000	BRL	810,029	USD	GSC	09/17/2025	4,902
1,192,302,000	CLP	1,274,917	USD	BOA	09/17/2025	(48,975)
9,422,578,000	COP	2,221,421	USD	BNP	09/17/2025	18,431
4,434,154,000	COP	1,044,719	USD	BOA	09/17/2025	9,328
12,052,000	CZK	558,095	USD	SSG	09/17/2025	2,208
114,000	EUR	131,655	USD	WEST	08/29/2025	(1,299)
1,045,000	EUR	1,201,109	USD	SSG	08/29/2025	(6,185)
548,187	EUR	633,242	USD	SCB	08/29/2025	(6,408)
892,000	EUR	1,035,807	USD	UBS	09/17/2025	(14,543)
566,000	EUR	671,176	USD	BCLY	09/17/2025	(23,154)
28,640,000	EUR	33,467,659	USD	SSG	09/17/2025	(677,286)
776,011,000	HUF	2,196,620	USD	MSC	09/17/2025	11,981
476,774,000	HUF	1,354,380	USD	BOA	09/17/2025	2,564
195,759,000	HUF	556,815	USD	CAG	09/17/2025	334
27,920,000	INR	321,788	USD	BNP	09/17/2025	(3,583)
329,910,000	INR	3,836,029	USD	UBS	09/17/2025	(76,035)
74,067,000	MXN	3,841,787	USD	BOA	09/17/2025	63,740
1,670,000	MXN	88,566	USD	DEUT	09/17/2025	(508)
5,521,000	PEN	1,531,569	USD	DEUT	09/17/2025	3,023
109,670,000	PHP	1,961,545	USD	JPM	09/17/2025	(80,479)
545,000	PLN	145,430	USD	BCLY	09/17/2025	(119)
415,000	RON	93,399	USD	DEUT	09/17/2025	(345)
11,683,000	RON	2,658,314	USD	GSC	09/17/2025	(38,662)
80,495,000	TRY	1,855,707	USD	GSC	09/17/2025	43,767

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
17,396,251	USD	26,695,000	AUD	RBS	08/08/2025	$238,801
811,380	USD	4,620,000	BRL	MSC	09/17/2025	(3,550)
7,075,963	USD	9,640,000	CAD	SSG	08/08/2025	115,977
6,126,510	USD	4,865,000	CHF	RBS	08/08/2025	130,956
2,714,324	USD	2,553,500,000	CLP	UBS	09/17/2025	88,779
2,973,129	USD	21,195,000	CNH	MSC	09/17/2025	22,263
1,970,563	USD	42,611,000	CZK	BCLY	09/17/2025	(10,441)
12,738,273	USD	10,834,000	EUR	BCLY	08/08/2025	367,962
155,689,052	USD	132,059,679	EUR	DEUT	08/29/2025	4,683,017
136,566,273	USD	115,967,934	EUR	JPM	08/29/2025	3,960,636
1,517,725	USD	1,310,000	EUR	UBS	08/29/2025	19,782
510,467	USD	438,000	EUR	MSC	08/29/2025	9,628
2,867,319	USD	2,501,053	EUR	SSG	08/29/2025	7,446
146,263,723	USD	127,004,392	EUR	DEUT	09/17/2025	854,454
4,627,983	USD	3,928,000	EUR	SSG	09/17/2025	130,755
34,917,259	USD	30,405,000	EUR	JPM	09/17/2025	106,110
2,175,984	USD	1,835,000	EUR	BCLY	09/17/2025	75,065
2,251,689	USD	1,931,000	EUR	RBS	09/17/2025	40,857
1,532,661	USD	1,325,000	EUR	CBA	09/17/2025	15,649
901,001	USD	774,000	EUR	BNP	09/17/2025	14,837
351,328	USD	303,000	EUR	MSC	09/17/2025	4,419
36,328	USD	31,000	EUR	CAG	09/17/2025	835
17,476,792	USD	12,815,000	GBP	SSG	08/08/2025	551,560
30,508,892	USD	22,641,000	GBP	JPM	08/29/2025	599,348
367,980	USD	278,000	GBP	SSG	08/29/2025	732
2,519,228	USD	1,870,000	GBP	SSG	09/17/2025	48,431
2,041,454	USD	1,513,000	GBP	MSC	09/17/2025	42,354
1,287,242	USD	959,000	GBP	RBS	09/17/2025	20,132
931,132	USD	15,197,000,000	IDR	BOA	09/17/2025	11,474
15,363,383	USD	2,233,100,000	JPY	RBS	08/08/2025	540,447
199,343	USD	3,820,000	MXN	GSC	09/17/2025	(2,085)
1,917,911	USD	36,704,000	MXN	MSC	09/17/2025	(17,478)
8,419,904	USD	35,500,000	MYR	BNP	09/17/2025	90,807
17,439,736	USD	176,030,000	NOK	SSG	08/08/2025	412,646
2,764,100	USD	10,071,000	PEN	DEUT	09/17/2025	(35,188)
3,374,928	USD	12,360,000	PEN	BOA	09/17/2025	(60,600)
4,615,466	USD	263,220,000	PHP	SCB	09/17/2025	100,700
6,176,242	USD	58,600,000	SEK	BCLY	08/08/2025	187,010
4,494,106	USD	146,018,000	THB	BCLY	09/17/2025	8,605
1,119,325	USD	46,865,000	UYU	JPM	09/17/2025	(42,570)
1,182,506	USD	21,079,000	ZAR	MSC	09/17/2025	29,263
Total foreign currency contracts						$12,611,530

Foreign Cross Currency Contracts Outstanding at July 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	12,057,101	JPM	08/29/2025	GBP	12,166,729	$(109,627)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$817,583,841	$—	$804,533,841	$13,050,000
Convertible Bonds	285,259,430	—	285,259,430	—
Corporate Bonds	1,324,263,214	—	1,324,263,214	—
Foreign Government Obligations	241,402,354	—	241,402,354	—
Municipal Bonds	8,597,060	—	8,597,060	—
Senior Floating Rate Interests	445,246,821	—	445,246,821	—
U.S. Government Agencies	719,830,302	—	719,830,302	—
U.S. Government Securities	442,671,001	—	442,671,001	—
Common Stocks	1,040,697	1,040,697	—	—
Exchange-Traded Funds	4,170,250	4,170,250	—	—
Preferred Stocks	36,295,741	36,295,741	—	—
Warrants	10,830	—	—	10,830
Short-Term Investments	82,009,722	77,868,209	4,141,513	—
Purchased Options	341,754	—	341,754	—
Foreign Currency Contracts(2)	13,761,023	—	13,761,023	—
Futures Contracts(2)	10,266,016	10,266,016	—	—
Swaps - Credit Default(2)	4,866,479	—	4,866,479	—
Swaps - Interest Rate(2)	6,444,455	—	6,444,455	—
Total	$4,444,060,990	$129,640,913	$4,301,359,247	$13,060,830
Liabilities
Foreign Currency Contracts(2)	$(1,259,120)	$—	$(1,259,120)	$—
Futures Contracts(2)	(2,163,647)	(2,163,647)	—	—
Swaps - Credit Default(2)	(1,650,779)	—	(1,650,779)	—
Swaps - Interest Rate(2)	(499,268)	—	(499,268)	—
TBA Sale Commitments	(284,243,512)	—	(284,243,512)	—
Total	$(289,816,326)	$(2,163,647)	$(287,652,679)	$—

(1)
For the period ended July 31, 2025, investments valued at $1,041,300 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

209

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3%
	Arizona - 2.0%
	Maricopa County Industrial Dev Auth, AZ, Rev
$ 775,000	3.00%, 09/01/2039	$635,727
100,000	5.00%, 09/01/2042	100,133
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	207,747
	Tempe Industrial Dev Auth, AZ, Rev
270,000	4.00%, 12/01/2025	269,911
240,000	4.00%, 12/01/2026	240,192
		1,453,710
	California - 5.4%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	588,768
900,000	5.50%, 05/01/2054(1)	950,366
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	193,369
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	492,434
665,000	5.00%, 12/31/2031	680,080
290,000	5.63%, 11/01/2054(2)	286,267
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM) 5.00%, 09/01/2032	45,088
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	193,555
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	151,977
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	100,354
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(3)	94,064
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AG) 5.00%, 08/01/2048	131,543
		3,907,865
	Colorado - 2.2%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	180,050
430,000	5.00%, 05/15/2034	482,802
125,000	5.00%, 05/15/2036	133,772
70,000	5.00%, 05/15/2037	74,278
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	127,365
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	462,102
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	114,676
25,000	Vauxmont Metropolitan Dist, CO, GO, (AG) 5.00%, 12/15/2030	25,775
		1,600,820
	Connecticut - 0.6%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	100,107
60,000	Connecticut State Health & Educational Facs Auth, CT, Rev 5.00%, 07/01/2042	60,265
250,000	Town of Hamden, CT, GO, (AG) 5.00%, 08/15/2025	250,230
		410,602
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	140,335
	Florida - 3.0%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	139,565
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Florida - 3.0% - (continued)
$ 70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	$64,351
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	202,081
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	157,652
500,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2043	508,169
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	425,038
135,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	138,452
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	553,746
		2,189,054
	Georgia - 1.7%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	55,873
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	175,771
315,000	5.50%, 09/15/2028	335,138
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	102,139
235,000	5.00%, 01/01/2033	254,032
350,000	5.00%, 07/01/2052	341,462
		1,264,415
	Illinois - 11.0%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	272,192
100,000	5.75%, 04/01/2035	102,563
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	154,178
500,000	5.00%, 12/01/2041	461,842
200,000	5.00%, 12/01/2046	178,103
500,000	5.25%, 12/01/2036	511,479
140,000	5.25%, 12/01/2039	137,392
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2046	248,369
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027(1)	827,966
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	201,370
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	150,096
115,000	5.00%, 08/15/2033	123,095
150,000	5.00%, 10/01/2041	147,262
	Illinois Housing Dev Auth, IL, Rev,
220,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	235,608
305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	336,380
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(4)	73,097
200,000	5.00%, 12/15/2045	199,052
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AG) 5.00%, 01/01/2043	1,018,425
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,042,668
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AG) 5.00%, 01/01/2033	327,297
300,000	(AG) 5.00%, 01/01/2034	333,415
	State of Illinois, IL, GO
50,000	5.00%, 02/01/2027	51,576
150,000	5.00%, 11/01/2028	156,359

210

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Illinois - 11.0% - (continued)
$ 330,000	5.00%, 10/01/2031	$354,318
315,000	5.00%, 12/01/2034	321,641
		7,965,743
	Indiana - 2.0%
77,878	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	70,831
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,024,143
90,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	89,494
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	287,919
		1,472,387
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	190,964
245,000	5.00%, 12/01/2033	258,413
		449,377
	Kansas - 1.5%
1,000,000	Johnson & Miami Counties Unified School Dist No. 230 Spring Hills, KS, GO, (AG) 6.00%, 09/01/2045	1,098,596
	Louisiana - 2.1%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	303,171
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,106
100,000	6.00%, 11/15/2030	100,177
1,000,000	Louisiana Public Facs Auth, LA, Rev 5.25%, 05/15/2050	1,005,758
		1,509,212
	Maine - 0.6%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2046	410,914
	Maryland - 1.1%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	826,961
	Massachusetts - 5.3%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	2.89%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(5)	234,854
305,000	5.00%, 01/01/2027	313,995
355,000	5.00%, 06/01/2034	391,234
105,000	5.00%, 07/01/2034	106,135
15,000	5.00%, 06/01/2035	16,470
1,000,000	5.00%, 07/01/2035	1,010,461
150,000	5.00%, 07/01/2037	150,015
150,000	5.00%, 07/01/2044	139,424
100,000	5.00%, 10/01/2047(2)	92,264
150,000	5.00%, 07/01/2048	147,664
500,000	5.00%, 07/01/2050	487,308
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	230,842
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	522,540
		3,843,206
	Michigan - 4.0%
1,000,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2047(6)	1,007,666
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Michigan - 4.0% - (continued)
$ 250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	$258,561
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	170,968
100,000	5.00%, 05/15/2038	100,002
850,000	5.50%, 02/28/2057	853,799
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	88,961
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	401,850
		2,881,807
	Minnesota - 1.5%
74,082	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	63,121
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	998,323
		1,061,444
	Mississippi - 0.6%
400,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2037	408,316
	Montana - 0.3%
45,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	45,397
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	152,565
		197,962
	Nebraska - 0.8%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	300,379
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	299,439
		599,818
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	157,010
250,000	Clark County School Dist, NV, GO, (AG) 4.00%, 06/15/2036	250,011
		407,021
	New Hampshire - 1.4%
	New Hampshire Business Finance Auth, NH, Rev
750,000	5.25%, 06/01/2043	757,478
295,000	(BAM) 5.25%, 06/01/2051	298,681
		1,056,159
	New Jersey - 0.2%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	172,976
	New Mexico - 0.5%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	197,497
140,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	140,938
		338,435
	New York - 6.5%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	292,329
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	498,957
300,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	303,977
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	215,781
500,000	5.00%, 11/15/2045	495,683

211

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	New York - 6.5% - (continued)
$ 400,000	5.00%, 11/15/2048	$388,797
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,130,530
305,000	5.50%, 06/15/2039	344,151
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	802,871
50,000	New York Transportation Dev Corp., NY, Rev, (AG) 5.25%, 06/30/2039	51,851
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	224,300
		4,749,227
	North Carolina - 1.9%
95,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032(6)	103,626
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	402,991
120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	134,222
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	170,705
185,000	4.00%, 09/01/2034	178,333
250,000	5.00%, 01/01/2031	249,468
30,000	5.00%, 01/01/2039	27,262
120,000	5.00%, 01/01/2044	114,847
		1,381,454
	Ohio - 1.8%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	198,252
250,000	5.00%, 02/15/2040	261,672
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	158,281
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	62,826
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	420,891
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	178,631
		1,280,553
	Oregon - 0.4%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(3)	112,387
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(3)	23,478
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	18,783
30,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	30,160
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	112,982
		297,790
	Pennsylvania - 6.6%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	310,486
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	779,988
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	115,966
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2036	273,224
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	400,537
100,000	5.13%, 07/01/2037	96,607
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Pennsylvania - 6.6% - (continued)
$ 215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	$162,353
570,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2044	581,626
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	100,201
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	181,641
	Pennsylvania Housing Finance Agency, PA, Rev
40,000	4.75%, 04/01/2033	40,121
515,000	5.50%, 10/01/2053	545,774
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	131,771
1,000,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.25%, 09/01/2036	1,092,666
		4,812,961
	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	371,918
175,000	5.00%, 07/01/2058	159,935
		531,853
	Rhode Island - 3.7%
1,000,000	Rhode Island Health & Educational Building Corp., RI, Rev, (BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,042,889
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	114,106
460,000	5.00%, 12/01/2028	481,514
1,000,000	5.00%, 12/01/2031	1,058,566
		2,697,075
	South Carolina - 4.2%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	614,762
615,000	5.00%, 11/01/2035	668,537
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	197,896
200,000	4.00%, 12/01/2038	190,762
	South Carolina State Housing Finance & Dev Auth, SC, Rev
760,000	5.75%, 01/01/2054	824,092
470,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	532,518
		3,028,567
	South Dakota - 1.9%
	South Dakota Housing Dev Auth, SD, Rev
120,000	4.00%, 11/01/2049	121,011
130,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	138,840
1,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	1,111,489
		1,371,340
	Tennessee - 2.1%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	105,583
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	963,856
235,000	5.00%, 05/01/2035	251,536
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	203,805
		1,524,780

212

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Texas - 7.7%
	Arlington Higher Education Finance Corp., TX, Rev,
$ 150,000	(PSF-GTD) 4.00%, 08/15/2030	$151,196
250,000	(PSF-GTD) 5.00%, 02/15/2027	258,712
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	318,682
600,000	4.00%, 01/01/2040	562,798
1,000,000	5.00%, 01/01/2046	1,002,112
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	556,020
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	164,046
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	153,892
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	255,880
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	513,204
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	94,746
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	138,552
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	954,478
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	158,606
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	251,763
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	32,541
		5,567,228
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	176,297
	Vermont - 1.3%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	917,371
	Virginia - 2.3%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	70,953
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	372,555
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	642,786
500,000	4.00%, 01/01/2039	464,734
170,000	5.00%, 12/31/2047	162,321
		1,713,349
	Washington - 2.1%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2034	106,549
115,000	5.00%, 07/01/2034	122,317
60,000	5.00%, 01/01/2035	63,136
100,000	5.00%, 07/01/2035	105,005
475,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2042	463,979
710,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.25%, 07/01/2064(2)	686,440
		1,547,426
	Wisconsin - 4.6%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	421,753
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Wisconsin - 4.6% - (continued)
$ 500,000	(AG) 4.00%, 07/01/2059		$405,952
200,000	5.00%, 10/01/2043(2)		187,746
95,000	5.00%, 10/01/2044		93,732
150,000	(AG) 5.00%, 07/01/2048		146,297
750,000	5.00%, 06/01/2055		710,694
285,000	5.25%, 06/15/2035		302,517
100,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(3)		87,887
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037		304,933
255,000	4.00%, 08/15/2046		198,407
45,000	5.00%, 11/01/2025		45,077
100,000	5.75%, 08/15/2059		98,903
340,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		367,579
			3,371,477
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,205
	Total Municipal Bonds (cost $74,563,050)		$70,712,088
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
558,015	3.15%, 10/15/2036		$483,474
	Total U.S. Government Agencies (cost $566,999)		$483,474
	Total Long-Term Investments (cost $75,130,049)		$71,195,562
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
400,594
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2025 at 4.36%, due
on 08/01/2025 with a maturity value of
$400,643; collateralized by U.S. Treasury
Inflation-Indexed Note at 1.63%, maturing
10/15/2027, with a market value of $408,651
			$400,594
	Total Short-Term Investments (cost $400,594)		$400,594
	Total Investments (cost $75,530,643)	98.5%	$71,596,156
	Other Assets and Liabilities	1.5%	1,084,530
	Net Assets	100.0%	$72,680,686
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

213

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$1,603,537, representing 2.2% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,113,574 at July 31, 2025.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$70,712,088	$—	$70,712,088	$—
U.S. Government Agencies	483,474	—	483,474	—
Short-Term Investments	400,594	—	400,594	—
Total	$71,596,156	$—	$71,596,156	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.

214

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9%
	Asset-Backed - Automobile - 0.7%
$ 1,185,000	Avis Budget Rental Car Funding AESOP LLC 5.58%, 12/20/2030(1)	$1,205,034
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,210,118
5,780,000	6.11%, 08/15/2034(1)	5,915,917
54,382	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	54,403
	GLS Auto Receivables Issuer Trust
3,220,000	4.89%, 04/16/2029(1)	3,228,939
5,720,000	4.98%, 07/16/2029(1)	5,745,861
2,885,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	2,873,142
1,935,000	Prestige Auto Receivables Trust 4.56%, 02/15/2029(1)	1,932,185
2,235,000	Santander Bank Auto Credit-Linked Notes 4.97%, 01/18/2033(1)	2,234,020
454,719	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	454,778
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,696,392
		30,550,789
	Asset-Backed - Manufactured Housing - 0.1%
1,271,862	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,131,709
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,473,788	1.11%, 02/18/2070(1)	2,181,938
3,089,798	5.51%, 10/15/2071(1)	3,146,303
		5,328,241
	Commercial Mortgage-Backed Securities - 4.6%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,090,419
	280 Park Avenue Mortgage Trust
930,000	5.72%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(2)	923,075
3,362,000	6.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,252,735
2,850,000	ALA Trust 6.08%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,866,031
1,654,103	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,583,445
	BBCMS Mortgage Trust
6,535,000	0.97%, 04/15/2053(3)(4)	272,971
15,931,156	1.11%, 09/15/2057(3)(4)	1,220,706
16,503,305	1.13%, 02/15/2062(3)(4)	1,389,466
17,651,801	1.44%, 02/15/2050(3)(4)	266,111
14,029,616	1.62%, 02/15/2057(3)(4)	1,358,948
1,640,000	3.66%, 04/15/2055(4)	1,493,688
3,856,347	3.67%, 02/15/2050	3,773,258
6,390,000	5.59%, 07/15/2058	6,613,695
	Benchmark Mortgage Trust
10,032,134	0.46%, 07/15/2051(3)(4)	102,146
39,954,090	0.56%, 04/10/2051(3)(4)	493,717
32,826,262	0.57%, 07/15/2056(3)(4)	1,193,655
29,957,092	0.62%, 01/15/2052(3)(4)	483,618
7,599,807	1.06%, 08/15/2052(3)(4)	208,006
9,884,816	1.17%, 12/15/2056(3)(4)	564,784
18,947,097	1.22%, 03/15/2062(3)(4)	701,890
14,078,947	1.50%, 01/15/2054(3)(4)	905,703
5,664,630	1.80%, 07/15/2053(3)(4)	306,426
4,500,000	2.93%, 12/15/2072	4,139,979
2,544,783	3.04%, 08/15/2052	2,469,168
2,990,000	4.02%, 03/15/2052	2,898,213
20,935,041	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	1,339,497
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
$ 4,410,000	BOCA Commercial Mortgage Trust 6.68%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	$4,432,050
4,745,000	BPR Mortgage Trust 5.67%, 06/05/2042(1)	4,818,404
	BPR Trust
3,270,000	5.85%, 11/05/2041(1)(4)	3,312,965
3,770,000	7.57%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,769,995
7,425,000	7.62%, 10/05/2038(1)(4)	7,722,050
6,020,000	BWAY Trust 7.46%, 05/05/2042(1)(4)	6,225,365
	BX Trust
3,645,000	6.19%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	3,652,973
601,000	7.38%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	600,999
2,407,565	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(3)(4)	70,516
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,355,980
1,600,000	CENT Trust 5.09%, 07/10/2040(1)(4)	1,603,410
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,227,199
1,320,000	3.90%, 01/10/2039(1)(4)	1,219,205
2,711,000	6.51%, 12/10/2041(1)(4)	2,759,404
	CSAIL Commercial Mortgage Trust
80,904	0.04%, 04/15/2050(3)(4)	1
1,966,516	0.24%, 06/15/2057(3)(4)	20
2,456,731	0.80%, 11/15/2048(3)(4)	25
5,967,957	1.85%, 01/15/2049(3)(4)	19,006
	DBJPM Mortgage Trust
4,510,774	1.70%, 09/15/2053(3)(4)	213,077
3,600,000	2.89%, 08/10/2049	3,527,935
	DC Trust
1,410,000	5.73%, 04/13/2040(1)(4)	1,416,876
705,000	7.04%, 04/13/2040(1)(4)	700,658
1,840,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(4)	1,840,000
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(4)	429,042
230,000	3.84%, 10/25/2049(1)(4)	224,937
760,000	FS Trust 6.43%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	760,237
4,285,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(4)	4,263,225
1,933,066	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,678,798
	GS Mortgage Securities Trust
679,831	0.00%, 07/10/2046(3)(4)	7
277,247	0.09%, 08/10/2044(1)(3)(4)	170
3,097,752	3.04%, 07/10/2052	3,016,720
1,186,932	4.93%, 04/10/2047(1)(4)	933,510
1,586,259	HIH Trust 6.68%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,587,250
	HTL Commercial Mortgage Trust
1,990,000	6.56%, 05/10/2039(1)(4)	2,015,781
1,095,000	7.09%, 05/10/2039(1)(4)	1,114,498
	JP Morgan Chase Commercial Mortgage Securities Trust
1,770,000	2.81%, 01/16/2037(1)	1,584,185
730,000	3.57%, 12/15/2047(1)(4)	589,964
645,000	5.80%, 10/05/2039(1)(4)	648,068
1,312,362	JPMBB Commercial Mortgage Securities Trust 0.35%, 09/15/2047(3)(4)	13
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,562,439
4,415,000	MF1 Ltd. 6.10%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,403,499

215

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
$ 1,596,870	Morgan Stanley Bank of America Merrill Lynch Trust 0.76%, 10/15/2048(3)(4)	$16
	Morgan Stanley Capital I Trust
2,083,485	1.25%, 06/15/2050(3)(4)	31,271
5,280,000	3.91%, 09/09/2032(1)	4,718,888
885,000	4.94%, 07/15/2049(1)(4)	817,030
43,704	5.22%, 10/12/2052(1)(4)	13,046
4,612,300	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	267,364
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,161,876
1,800,000	4.77%, 06/17/2038(1)(4)	1,736,963
7,720,000	NYC Commercial Mortgage Trust 6.03%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	7,695,996
	RFR Trust
7,696,933	5.38%, 03/11/2041(1)(4)	7,808,707
6,755,000	5.67%, 03/11/2041(1)(4)	6,843,467
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,407,827
11,910,000	SHR Trust 6.79%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,906,278
1,340,000	TEXAS Commercial Mortgage Trust 5.93%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	1,336,654
3,713,566	UBS Commercial Mortgage Trust 1.05%, 08/15/2050(3)(4)	57,852
	Wells Fargo Commercial Mortgage Trust
10,486,962	0.81%, 09/15/2057(3)(4)	105
28,559,390	1.00%, 08/15/2057(3)(4)	2,067,728
255,000	3.85%, 05/15/2048(4)	246,672
	Wells Fargo NA
20,179,621	0.58%, 11/15/2062(3)(4)	439,724
10,317,061	0.63%, 11/15/2062(3)(4)	252,080
17,825,069	0.68%, 12/15/2052(3)(4)	440,333
24,145,697	0.71%, 11/15/2050(3)(4)	310,719
18,929,658	0.81%, 09/15/2062(3)(4)	538,626
35,583,866	0.87%, 01/15/2063(3)(4)	1,084,283
20,745,589	0.88%, 05/15/2062(3)(4)	567,394
1,736,813	1.00%, 04/15/2052(3)(4)	53,163
9,457,544	1.00%, 02/15/2056(3)(4)	513,261
5,955,888	1.00%, 12/15/2056(3)(4)	168,215
26,495,338	1.15%, 10/15/2057(3)(4)	2,170,273
36,400,487	1.76%, 03/15/2063(3)(4)	2,597,885
345,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	286,705
4,675,000	WHARF Commercial Mortgage Trust 5.35%, 07/15/2040(1)(4)	4,749,326
	Willowbrook Mall
3,025,000	5.87%, 03/05/2035(1)(4)	3,107,537
7,020,000	6.08%, 03/05/2035(1)(4)	7,137,965
		204,747,035
	Other Asset-Backed Securities - 5.6%
200,832	AASET Trust 3.35%, 01/16/2040(1)	196,817
2,450,000	Affirm Asset Securitization Trust 5.33%, 12/17/2029(1)	2,451,127
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,694,354
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,913,303
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,772,534
5,800,000	Battalion CLO 18 Ltd. 6.53%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,811,026
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Other Asset-Backed Securities - 5.6% - (continued)
$ 4,255,000	Benefit Street Partners CLO XXXI Ltd. 6.07%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	$4,275,071
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	855,700
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	535,257
1,530,299	1.69%, 07/15/2060(1)	1,312,623
706,836	1.98%, 03/15/2061(1)	541,227
1,252,286	1.99%, 07/15/2060(1)	1,051,489
961,496	5.97%, 08/15/2062(1)	927,328
1,915,000	Columbia Cent CLO 27 Ltd. 5.77%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,916,760
1,789,158	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,803,182
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,718,063
2,925,000	5.25%, 02/25/2049(1)	2,948,467
11,150,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	11,152,475
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,616,202
1,439,300	3.15%, 04/25/2051(1)	1,295,849
1,449,600	3.67%, 10/25/2049(1)	1,374,164
2,505,100	4.12%, 07/25/2047(1)	2,467,462
3,122,013	4.12%, 07/25/2048(1)	3,114,885
3,720,000	Elmwood CLO 23 Ltd. 6.07%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,726,927
	FirstKey Homes Trust
1,822,920	4.15%, 05/19/2039(1)	1,803,993
7,749,813	4.25%, 07/17/2039(1)	7,675,674
9,085,000	Generate CLO 12 Ltd. 5.72%, 07/20/2038, 3 mo. USD Term SOFR + 1.33%(1)(2)	9,085,000
	Golub Capital Partners CLO 68B Ltd.
3,095,000	6.09%, 07/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	3,095,000
3,095,000	7.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,095,000
	GreenSky Home Improvement Issuer Trust
575,000	5.02%, 06/25/2060(1)	577,995
1,790,000	5.07%, 06/25/2060(1)	1,791,379
279,984	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	277,538
5,000,000	OCP CLO Ltd. 5.68%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	5,017,835
	Post Road Equipment Finance LLC
1,505,000	4.90%, 05/15/2031(1)	1,508,859
1,265,000	5.04%, 05/15/2031(1)	1,273,756
	Progress Residential Trust
5,298,067	1.51%, 10/17/2038(1)	5,135,688
1,694,367	3.20%, 04/17/2039(1)	1,650,174
5,967,626	3.40%, 02/17/2042(1)(5)	5,637,952
3,035,322	4.30%, 03/17/2040(1)	3,014,381
4,864,734	4.44%, 05/17/2041(1)	4,836,497
1,368,149	4.45%, 06/17/2039(1)	1,362,872
2,269,977	4.75%, 10/27/2039(1)	2,268,467
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,142,756
7,555,000	RR 23 Ltd. 5.97%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	7,555,771
3,660,000	RR 26 Ltd. 5.82%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,654,232
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	981,605

216

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Other Asset-Backed Securities - 5.6% - (continued)
$ 319,604	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	$305,264
3,355,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	3,413,878
8,270,000	Sound Point CLO XXIX Ltd. 5.65%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,280,982
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,564,480
1,870,000	5.90%, 03/25/2049(1)	1,891,408
3,226,193	Stream Innovations Issuer Trust 5.05%, 09/15/2045(1)	3,230,836
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,872,444
	Taco Bell Funding LLC
3,571,388	2.54%, 08/25/2051(1)	3,045,984
6,815,138	4.94%, 11/25/2048(1)	6,792,209
4,445,000	Texas Debt Capital CLO Ltd. 5.97%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	4,445,680
	Tricon Residential Trust
4,448,443	4.30%, 11/17/2041(1)	4,361,104
5,135,697	4.85%, 07/17/2040(1)	5,162,336
4,377,472	5.44%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	4,378,305
5,500,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	5,437,092
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	3,979,111
8,270,000	Venture 42 CLO Ltd. 5.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,276,724
	Wendy's Funding LLC
7,094,479	2.37%, 06/15/2051(1)	6,502,366
9,443,460	2.78%, 06/15/2051(1)	8,299,216
1,262,333	3.88%, 03/15/2048(1)	1,227,732
1,658,404	4.54%, 03/15/2052(1)	1,583,738
	Wingstop Funding LLC
11,455,550	2.84%, 12/05/2050(1)	10,889,046
2,135,000	5.86%, 12/05/2054(1)	2,181,376
5,780,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	5,838,505
		247,874,532
	Whole Loan Collateral CMO - 6.8%
	Angel Oak Mortgage Trust
1,382,636	0.91%, 01/25/2066(1)(4)	1,194,099
3,030,544	0.95%, 07/25/2066(1)(4)	2,583,426
704,135	0.99%, 04/25/2053(1)(4)	665,357
1,286,801	0.99%, 04/25/2066(1)(4)	1,099,448
2,279,394	1.04%, 01/20/2065(1)(4)	1,894,713
2,512,470	1.07%, 05/25/2066(1)(4)	2,128,712
5,034,668	1.46%, 09/25/2066(1)(4)	4,200,632
293,059	1.47%, 06/25/2065(1)(4)	278,797
2,247,624	1.82%, 11/25/2066(1)(4)	1,988,884
806,299	2.53%, 01/26/2065(1)(4)	760,100
8,488,074	2.88%, 12/25/2066(1)(5)	7,842,090
10,881,352	4.00%, 01/25/2067(1)	10,334,761
8,457,619	4.30%, 07/25/2067(1)(5)	8,330,100
1,454,539	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	1,306,066
	BRAVO Residential Funding Trust
680,176	0.94%, 02/25/2049(1)(4)	604,099
418,351	0.97%, 03/25/2060(1)(4)	402,456
2,408,459	5.11%, 07/25/2062(1)(4)	2,394,534
197,319	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(4)	194,582
	COLT Mortgage Loan Trust
602,033	0.80%, 07/27/2054(1)	550,196
2,108,083	0.91%, 06/25/2066(1)(4)	1,806,198
3,044,295	1.40%, 10/25/2066(1)(4)	2,565,573
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 6.8% - (continued)
$ 5,471,096	2.28%, 12/27/2066(1)(4)	$4,898,961
863,100	4.30%, 03/25/2067(1)(4)	854,181
	CSMC Trust
538,654	0.81%, 05/25/2065(1)(4)	484,965
1,570,662	0.83%, 03/25/2056(1)(4)	1,292,560
2,105,113	0.94%, 05/25/2066(1)(4)	1,762,872
2,671,548	1.18%, 02/25/2066(1)(4)	2,373,409
2,602,313	1.84%, 10/25/2066(1)(4)	2,299,433
6,456,469	2.27%, 11/25/2066(1)(4)	5,836,928
904,705	3.25%, 04/25/2047(1)(4)	824,951
1,421,326	4.12%, 12/27/2060(1)(4)	1,413,225
847,656	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	745,424
	Ellington Financial Mortgage Trust
335,843	0.80%, 02/25/2066(1)(4)	286,493
935,850	0.93%, 06/25/2066(1)(4)	776,447
2,947,260	2.21%, 01/25/2067(1)(4)	2,557,877
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,943,166	2.50%, 08/25/2059	1,577,575
1,716,896	3.50%, 11/25/2057	1,612,699
3,406,171	3.50%, 03/25/2058	3,000,935
4,641,370	3.50%, 07/25/2058	4,330,607
948,242	3.50%, 08/25/2058	875,048
3,505,755	3.50%, 10/25/2058	3,141,997
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,344,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,357,440
353,188	7.01%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	363,597
1,212,400	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,239,193
2,866,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,939,357
3,000,000	7.65%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,072,052
5,125,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,344,073
3,120,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,319,601
3,455,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	3,726,732
	GCAT Trust
3,908,494	0.87%, 01/25/2066(1)(4)	3,290,330
1,854,436	1.04%, 05/25/2066(1)(4)	1,544,975
3,467,312	1.09%, 08/25/2066(1)(4)	2,864,087
4,813,251	1.86%, 08/25/2066(1)(4)	4,338,048
1,595,855	1.92%, 08/25/2066(1)(4)	1,472,655
6,222,153	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	5,918,283
	Legacy Mortgage Asset Trust
907,898	4.65%, 11/25/2060(1)(5)	896,914
1,311,229	5.75%, 04/25/2061(1)(5)	1,297,875
1,848,050	5.75%, 07/25/2061(1)(5)	1,848,996
	MetLife Securitization Trust
394,117	3.00%, 04/25/2055(1)(4)	376,681
1,081,621	3.75%, 03/25/2057(1)(4)	1,047,410
	MFA Trust
159,692	1.01%, 01/26/2065(1)(4)	150,229
1,296,107	1.03%, 11/25/2064(1)(4)	1,129,176
780,414	1.15%, 04/25/2065(1)(4)	731,024
2,575,429	4.11%, 12/25/2066(1)(4)	2,518,852
38,387	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(1)(4)	37,961

217

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 6.8% - (continued)
	New Residential Mortgage Loan Trust
$ 1,147,047	0.94%, 07/25/2055(1)(4)	$1,038,512
578,035	0.94%, 10/25/2058(1)(4)	558,938
218,309	2.49%, 09/25/2059(1)(4)	207,760
1,009,414	3.50%, 12/25/2057(1)(4)	973,472
878,054	3.50%, 08/25/2059(1)(4)	829,388
757,566	3.75%, 11/26/2035(1)(4)	729,722
338,364	3.75%, 01/25/2054(1)(4)	326,780
16,860	3.75%, 05/25/2054(1)(4)	16,026
860,686	3.75%, 11/25/2056(1)(4)	820,270
1,890,236	3.75%, 11/25/2058(1)(4)	1,812,167
1,579,118	4.00%, 03/25/2057(1)(4)	1,522,142
912,019	4.00%, 05/25/2057(1)(4)	873,296
1,310,575	4.00%, 08/27/2057(1)(4)	1,265,427
188,017	4.00%, 12/25/2057(1)(4)	182,390
977,357	5.22%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	957,906
749,735	5.97%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	757,881
3,711,997	NMLT Trust 1.19%, 05/25/2056(1)(4)	3,169,018
	OBX Trust
2,828,191	1.05%, 07/25/2061(1)(4)	2,291,091
2,583,677	1.07%, 02/25/2066(1)(4)	2,203,376
1,964,461	1.96%, 10/25/2061(1)(4)	1,653,970
7,699,292	2.31%, 11/25/2061(1)(4)	6,832,230
2,920,868	4.70%, 07/25/2062(1)(5)	2,905,763
121,972	5.12%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	119,324
	PRET LLC
7,145,000	5.66%, 07/25/2055(1)(5)	7,142,121
6,590,000	5.73%, 07/25/2055(1)(5)	6,589,997
10,992,835	5.74%, 06/25/2055(1)(5)	10,939,456
4,796,647	5.93%, 10/25/2054(1)(5)	4,761,670
1,280,310	5.93%, 10/25/2054(1)(5)	1,275,009
884,820	5.96%, 09/25/2054(1)(5)	875,303
8,933,455	PRET Trust 4.00%, 07/25/2069(1)(5)	8,670,588
	PRPM LLC
1,175,064	5.70%, 11/25/2029(1)(5)	1,176,749
6,125,000	5.77%, 08/25/2030(1)(4)	6,125,649
5,518,909	5.87%, 11/25/2029(1)(5)	5,496,668
2,395,000	5.93%, 07/25/2030(1)(5)	2,393,359
1,244,728	6.26%, 05/25/2030(1)(5)	1,252,006
10,816,105	6.47%, 05/25/2030(1)(5)	10,822,108
642,681	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(5)	646,148
471,622	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	451,372
	SG Residential Mortgage Trust
10,959,846	1.74%, 12/25/2061(1)(4)	9,368,888
2,337,449	3.17%, 03/27/2062(1)(4)	2,162,128
1,492,927	STAR Trust 1.22%, 05/25/2065(1)(4)	1,391,081
	Starwood Mortgage Residential Trust
507,000	0.94%, 05/25/2065(1)(4)	475,248
3,729,180	1.92%, 11/25/2066(1)(4)	3,270,427
	Towd Point Mortgage Trust
6,773,699	2.92%, 11/30/2060(1)(4)	5,725,659
805,413	3.25%, 03/25/2058(1)(4)	793,426
	Verus Securitization Trust
260,572	0.82%, 10/25/2063(1)(4)	251,218
1,019,629	0.92%, 02/25/2064(1)(4)	940,834
1,687,846	0.94%, 07/25/2066(1)(4)	1,399,298
1,867,267	1.01%, 09/25/2066(1)(4)	1,589,248
914,754	1.03%, 02/25/2066(1)(4)	807,697
8,467,731	1.05%, 06/25/2066(1)(4)	7,386,653
2,476,516	1.82%, 11/25/2066(1)(4)	2,248,284
3,871,665	2.72%, 01/25/2067(1)(5)	3,597,098
7,646,099	4.13%, 02/25/2067(1)(5)	7,281,599
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 6.8% - (continued)
$ 5,647,456	4.91%, 06/25/2067(1)(5)	$5,630,325
149,654	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	149,557
543,361	VOLT XCV LLC 6.24%, 03/27/2051(1)(5)	542,204
350,344	VOLT XCVII LLC 6.24%, 04/25/2051(1)(5)	349,990
5,260	Wells Fargo Mortgage-Backed Securities Trust 3.92%, 11/25/2048(1)(4)	4,999
		300,927,864
	Total Asset & Commercial Mortgage-Backed Securities (cost $807,549,766)	$790,560,170
CORPORATE BONDS - 22.8%
	Advertising - 0.1%
5,170,000	Lamar Media Corp. 3.63%, 01/15/2031(6)	$4,756,093
	Aerospace & Defense - 0.3%
2,700,000	BAE Systems PLC 5.13%, 03/26/2029(1)	2,762,117
	Boeing Co.
1,100,000	2.95%, 02/01/2030	1,021,535
705,000	3.20%, 03/01/2029	671,543
195,000	3.75%, 02/01/2050	137,906
535,000	5.15%, 05/01/2030	543,491
4,550,000	5.71%, 05/01/2040	4,520,152
1,100,000	6.39%, 05/01/2031	1,183,432
1,675,000	6.53%, 05/01/2034	1,823,084
	L3Harris Technologies, Inc.
1,595,000	5.05%, 06/01/2029	1,624,441
1,112,000	5.50%, 08/15/2054	1,072,519
		15,360,220
	Agriculture - 0.4%
	BAT Capital Corp.
2,945,000	5.63%, 08/15/2035	2,991,387
1,395,000	5.83%, 02/20/2031	1,460,925
1,135,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	1,171,141
	Philip Morris International, Inc.
2,755,000	4.38%, 11/01/2027	2,756,899
1,900,000	4.75%, 11/01/2031	1,901,799
2,930,000	5.13%, 02/15/2030	3,000,138
1,865,000	5.13%, 02/13/2031	1,904,494
1,100,000	5.38%, 02/15/2033	1,128,867
1,490,000	5.63%, 09/07/2033	1,549,702
		17,865,352
	Apparel - 0.2%
	Tapestry, Inc.
1,620,000	5.10%, 03/11/2030	1,642,326
1,873,000	5.50%, 03/11/2035	1,881,601
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)(6)	4,472,273
		7,996,200
	Auto Manufacturers - 0.2%
2,395,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	2,438,406
6,295,000	Ford Motor Co. 3.25%, 02/12/2032	5,333,242
1,565,000	General Motors Financial Co., Inc. 5.45%, 07/15/2030	1,591,965
		9,363,613
	Beverages - 0.2%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	253,903
1,040,000	5.40%, 06/15/2033(1)	1,041,248
2,040,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	2,093,460

218

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Beverages - 0.2% - (continued)
	Constellation Brands, Inc.
$ 1,845,000	3.15%, 08/01/2029	$1,750,646
1,690,000	4.80%, 05/01/2030	1,699,029
		6,838,286
	Biotechnology - 0.1%
3,000,000	Biogen, Inc. 5.75%, 05/15/2035	3,077,384
	Chemicals - 0.3%
4,150,000	OCP SA 7.50%, 05/02/2054(7)	4,191,644
8,510,000	Sherwin-Williams Co. 5.15%, 08/15/2035	8,489,123
		12,680,767
	Commercial Banks - 4.1%
EUR 2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(7)(8)	3,139,978
	Bank of America Corp.
$ 2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(8)	1,941,789
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	3,719,469
2,365,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	2,061,369
2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	2,041,688
2,045,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	1,869,383
2,460,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(8)	2,205,845
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(8)	626,661
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(8)	836,253
1,920,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(8)	1,915,958
1,905,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(8)	1,948,991
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(8)	379,716
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	2,981,862
	Bank of New York Mellon Corp.
2,320,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(8)	2,365,665
215,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	217,768
1,605,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(8)	1,695,328
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 4,405,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(8)	$4,484,217
	BPCE SA
390,000	4.63%, 09/12/2028(1)	388,299
5,380,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(8)	5,479,283
3,015,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(8)	3,124,366
2,870,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(8)	3,005,017
745,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(8)	788,061
4,200,000	Citibank NA 4.91%, 05/29/2030	4,265,888
	Citigroup, Inc.
4,215,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(8)	4,255,028
745,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(8)	758,556
	Citizens Financial Group, Inc.
2,510,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(8)	2,542,300
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(8)	616,866
	Credit Agricole SA
5,055,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(8)	5,137,586
4,310,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(8)	4,475,611
2,215,000	Deutsche Bank AG 5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(8)	2,251,872
	Goldman Sachs Group, Inc.
495,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	432,412
1,250,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(8)	1,112,742
830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(8)	829,947
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(8)	3,512,301
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(8)	902,484
4,315,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(8)	4,384,426
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(8)	449,321

219

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(8)	$1,395,758
1,225,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(8)	1,271,931
	HSBC Holdings PLC
1,460,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(8)	1,336,812
700,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(8)	699,114
2,240,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(8)	2,270,973
5,255,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(8)	5,351,174
2,965,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(8)	3,027,197
1,015,000	5.55%, 03/04/2030, (5.55% fixed rate until 03/04/2029; 6 mo. USD SOFR + 1.46% thereafter)(8)	1,044,039
	JP Morgan Chase & Co.
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	1,815,487
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(8)	811,946
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(8)	2,833,203
2,715,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	2,718,194
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(8)	967,728
2,405,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(8)	2,378,383
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(8)	3,015,322
2,410,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	2,464,647
1,170,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(8)	1,195,706
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(8)	2,605,919
2,755,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	2,816,693
4,050,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(8)	4,102,468
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(8)	3,047,693
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	$1,822,675
2,680,000	Lloyds Banking Group PLC 6.07%, 06/13/2036, (6.07% fixed rate until 06/13/2035; 1 yr. USD CMT + 1.60% thereafter)(8)	2,742,233
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(7)(8)	2,914,285
	Morgan Stanley
$ 2,700,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	2,309,614
1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(8)	912,936
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(8)	2,672,568
1,230,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(8)	1,232,458
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	1,034,612
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	774,970
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(8)	4,077,569
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(8)	311,350
3,430,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(8)	3,498,035
2,840,000	Societe Generale SA 5.25%, 05/22/2029, (5.25% fixed rate until 05/22/2028; 6 mo. USD SOFR + 1.42% thereafter)(1)(8)	2,870,132
3,965,000	Sumitomo Mitsui Financial Group, Inc. 5.25%, 07/08/2036, (5.25% fixed rate until 07/08/2035; 6 mo. USD SOFR + 1.50% thereafter)(6)(8)	3,988,474
3,660,000	UBS Group AG 6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(8)	3,787,907
	Wells Fargo & Co.
7,463,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	6,831,859
325,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	324,712
1,915,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	1,954,137
1,435,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(8)	1,469,174

220

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 4.1% - (continued)
$ 370,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(8)	$379,167
1,370,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(8)	1,410,670
1,104,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(8)	1,161,709
380,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(8)	415,460
		179,211,399
	Commercial Services - 0.5%
2,880,000	Ashtead Capital, Inc. 2.45%, 08/12/2031(1)	2,491,141
	Block, Inc.
5,120,000	3.50%, 06/01/2031	4,692,266
5,465,000	6.50%, 05/15/2032	5,608,117
	Howard University
2,000,000	2.70%, 10/01/2029	1,831,625
1,205,000	3.48%, 10/01/2041	869,514
	Service Corp. International
5,100,000	3.38%, 08/15/2030	4,647,498
3,312,000	5.13%, 06/01/2029	3,281,883
		23,422,044
	Construction Materials - 0.3%
6,665,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	6,524,223
1,295,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	1,299,434
	Standard Industries, Inc.
1,545,000	3.38%, 01/15/2031(1)	1,380,195
4,965,000	4.38%, 07/15/2030(1)	4,700,560
		13,904,412
	Diversified Financial Services - 0.5%
	American Express Co.
4,140,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(8)	4,213,734
3,205,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(8)	3,273,175
2,260,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	2,265,052
	Capital One Financial Corp.
400,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(8)	407,758
670,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(8)	698,014
1,390,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(8)	1,426,984
3,760,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	4,233,896
2,468,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(8)	2,875,291
1,770,000	Synchrony Financial 6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(8)	1,775,328
		21,169,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Electric - 3.1%
$ 2,000,000	AES Andes SA 6.25%, 03/14/2032(1)	$2,033,232
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,735,830
310,000	4.15%, 08/15/2044	253,004
465,000	5.10%, 04/02/2035	467,379
1,185,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(8)	1,250,910
2,315,000	Baltimore Gas & Electric Co. 5.45%, 06/01/2035	2,373,132
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,474,904
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,354,245
2,415,000	5.50%, 03/15/2055	2,335,565
375,000	5.70%, 05/15/2054	372,444
3,555,000	Dominion Energy, Inc. 5.00%, 06/15/2030	3,615,379
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,344,015
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,291,067
2,000,000	2.65%, 09/01/2026	1,959,332
815,000	3.30%, 06/15/2041	609,726
1,095,000	3.75%, 09/01/2046	810,352
365,000	4.50%, 08/15/2032	357,307
2,490,000	5.00%, 08/15/2052	2,172,863
2,000,000	5.45%, 06/15/2034	2,050,143
2,250,000	Duke Energy Florida LLC 1.75%, 06/15/2030	1,981,698
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	322,187
1,215,000	3.25%, 10/01/2049	824,170
1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	1,064,085
	Duke Energy Progress LLC
1,035,000	4.38%, 03/30/2044	873,313
1,765,000	5.05%, 03/15/2035	1,767,312
1,405,000	5.55%, 03/15/2055	1,373,447
250,000	Edison International 5.25%, 03/15/2032	239,515
	Eversource Energy
4,180,000	5.13%, 05/15/2033	4,177,840
2,999,000	5.50%, 01/01/2034	3,050,392
	Georgia Power Co.
410,000	4.30%, 03/15/2042	351,937
2,425,000	4.55%, 03/15/2030	2,438,841
465,000	4.70%, 05/15/2032	465,448
1,470,000	5.20%, 03/15/2035	1,485,921
390,000	5.25%, 03/15/2034	396,513
3,350,000	Interstate Power & Light Co. 5.60%, 06/29/2035	3,437,422
700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	697,114
524,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	544,779
1,645,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,648,461
1,390,000	NSTAR Electric Co. 5.40%, 06/01/2034	1,423,695
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	697,645
2,115,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	2,156,632
	Pacific Gas & Electric Co.
4,175,000	2.50%, 02/01/2031	3,644,990
1,067,000	3.30%, 08/01/2040	780,408
900,000	3.50%, 08/01/2050	590,291
2,530,000	4.55%, 07/01/2030	2,480,967
715,000	4.75%, 02/15/2044	591,276
522,000	4.95%, 07/01/2050	431,391

221

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Electric - 3.1% - (continued)
$ 650,000	5.80%, 05/15/2034	$659,623
1,000,000	5.90%, 06/15/2032	1,029,253
2,109,000	5.90%, 10/01/2054	1,976,770
2,900,000	6.10%, 01/15/2029	2,999,272
2,129,000	6.15%, 01/15/2033	2,211,120
634,000	6.15%, 03/01/2055	607,169
123,000	6.75%, 01/15/2053	127,674
1,976,000	6.95%, 03/15/2034	2,149,630
	Pinnacle West Capital Corp.
2,653,000	4.90%, 05/15/2028	2,676,576
2,483,000	5.15%, 05/15/2030	2,531,152
3,190,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	3,182,856
	Public Service Enterprise Group, Inc.
4,070,000	4.90%, 03/15/2030	4,123,589
680,000	5.45%, 04/01/2034	693,992
895,000	6.13%, 10/15/2033	954,045
	Puget Energy, Inc.
2,112,000	4.22%, 03/15/2032	1,988,081
6,735,000	5.73%, 03/15/2035	6,750,033
2,145,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	2,186,827
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	534,913
1,580,000	4.00%, 04/01/2047	1,149,646
1,570,000	4.13%, 03/01/2048	1,173,717
770,000	4.65%, 10/01/2043	637,848
567,000	5.20%, 06/01/2034	556,039
1,540,000	5.45%, 03/01/2035	1,533,949
480,000	5.70%, 03/01/2053	434,649
1,645,000	5.88%, 12/01/2053	1,538,550
405,000	5.90%, 03/01/2055	381,234
4,200,000	5.95%, 11/01/2032	4,349,257
520,000	6.20%, 09/15/2055	511,094
880,000	Southern Co. 4.85%, 03/15/2035	856,711
620,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	628,060
370,000	Union Electric Co. 4.00%, 04/01/2048	287,802
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	370,013
100,000	4.20%, 05/15/2045	81,635
2,380,000	5.00%, 04/01/2033	2,397,212
2,675,000	5.00%, 01/15/2034	2,658,908
1,165,000	5.05%, 08/15/2034	1,166,476
2,175,000	5.15%, 03/15/2035	2,182,576
830,000	5.35%, 01/15/2054	778,986
928,000	5.65%, 03/15/2055	914,970
2,010,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	2,055,263
	Xcel Energy, Inc.
1,475,000	4.60%, 06/01/2032	1,439,962
2,785,000	4.75%, 03/21/2028	2,801,716
1,775,000	5.60%, 04/15/2035	1,807,923
		138,875,290
	Engineering & Construction - 0.1%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,364,748
	International Airport Finance SA
3,290,959	12.00%, 03/15/2033(1)	3,510,943
572,736	12.00%, 03/15/2033(7)	611,021
		6,486,712
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
8,184,000	4.28%, 03/15/2032(6)	6,872,432
1,655,000	5.14%, 03/15/2052	1,022,178
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)(6)	1,036,976
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Entertainment - 0.4% - (continued)
$ 1,690,000	3.75%, 12/01/2029(1)	$1,586,522
6,310,000	3.88%, 07/15/2030(1)	5,889,356
		16,407,464
	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,751,000	4.88%, 07/15/2027(1)	2,728,408
5,171,000	6.38%, 02/01/2031(1)	5,279,860
	Republic Services, Inc.
1,010,000	1.45%, 02/15/2031	859,242
825,000	4.88%, 04/01/2029	840,605
1,245,000	5.20%, 11/15/2034	1,268,988
	Waste Management, Inc.
2,215,000	3.88%, 01/15/2029	2,180,513
1,098,000	4.95%, 03/15/2035	1,096,878
		14,254,494
	Food - 0.8%
1,575,000	Cencosud SA 5.95%, 05/28/2031(1)	1,623,179
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
1,040,000	5.75%, 04/01/2033	1,066,493
930,000	6.75%, 03/15/2034	1,012,322
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
4,175,000	5.50%, 01/15/2036(1)	4,158,008
1,670,000	6.38%, 04/15/2066(1)	1,645,969
2,895,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	2,915,653
	Mars, Inc.
1,650,000	4.60%, 03/01/2028(1)	1,659,077
6,105,000	5.00%, 03/01/2032(1)	6,161,210
3,160,000	5.20%, 03/01/2035(1)	3,175,128
4,195,000	5.65%, 05/01/2045(1)	4,166,180
930,000	5.70%, 05/01/2055(1)	917,672
1,120,000	5.80%, 05/01/2065(1)	1,109,082
2,345,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	2,241,380
2,405,000	Sysco Corp. 5.10%, 09/23/2030	2,455,763
		34,307,116
	Gas - 0.3%
1,719,000	Boston Gas Co. 3.76%, 03/16/2032(1)	1,589,224
957,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	928,512
385,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	398,928
	NiSource, Inc.
345,000	3.49%, 05/15/2027	338,927
1,685,000	5.35%, 07/15/2035	1,690,403
1,410,000	5.40%, 06/30/2033	1,439,305
	Southern California Gas Co.
1,945,000	5.60%, 04/01/2054	1,901,937
4,185,000	6.00%, 06/15/2055	4,257,456
		12,544,692
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,083,360
805,000	5.75%, 12/06/2052(1)	803,527
	Avantor Funding, Inc.
3,095,000	3.88%, 11/01/2029(1)	2,918,903
6,580,000	4.63%, 07/15/2028(1)	6,432,563
3,155,000	GE HealthCare Technologies, Inc. 5.50%, 06/15/2035	3,220,463
	Hologic, Inc.
2,828,000	3.25%, 02/15/2029(1)	2,678,004
1,748,000	4.63%, 02/01/2028(1)	1,721,964

222

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Healthcare - Products - 0.6% - (continued)
$ 2,735,000	Smith & Nephew PLC 2.03%, 10/14/2030	$2,392,777
3,840,000	Solventum Corp. 5.40%, 03/01/2029	3,950,746
		26,202,307
	Healthcare - Services - 0.5%
	Centene Corp.
3,740,000	2.50%, 03/01/2031(6)	3,139,737
3,240,000	2.63%, 08/01/2031	2,705,598
3,740,000	4.63%, 12/15/2029	3,556,310
	Humana, Inc.
75,000	5.38%, 04/15/2031	76,504
3,445,000	5.55%, 05/01/2035	3,450,751
	Icon Investments Six DAC
1,115,000	5.81%, 05/08/2027	1,133,448
200,000	5.85%, 05/08/2029	207,406
1,065,000	6.00%, 05/08/2034	1,089,938
	UnitedHealth Group, Inc.
2,080,000	2.75%, 05/15/2040	1,487,130
590,000	3.50%, 08/15/2039	471,531
385,000	4.95%, 05/15/2062	324,291
380,000	5.30%, 02/15/2030	390,924
1,150,000	5.30%, 06/15/2035	1,162,116
2,020,000	5.38%, 04/15/2054	1,856,345
1,610,000	5.75%, 07/15/2064	1,532,169
400,000	5.88%, 02/15/2053	394,716
865,000	6.05%, 02/15/2063	862,362
		23,841,276
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,491,633
4,178,000	5.75%, 01/15/2028(1)	4,212,712
		6,704,345
	Insurance - 0.5%
3,620,000	Arthur J Gallagher & Co. 5.15%, 02/15/2035	3,598,826
	Athene Global Funding
3,495,000	2.65%, 10/04/2031(1)	3,057,147
380,000	2.72%, 01/07/2029(1)	354,395
4,310,000	4.72%, 10/08/2029(1)	4,284,880
2,775,000	CNO Global Funding 4.88%, 12/10/2027(1)	2,791,266
	Equitable Financial Life Global Funding
905,000	1.80%, 03/08/2028(1)	844,439
1,645,000	5.00%, 03/27/2030(1)	1,668,002
1,605,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,598,153
2,705,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	2,710,443
		20,907,551
	Internet - 0.3%
6,368,000	Alphabet, Inc. 5.30%, 05/15/2065	6,183,413
	Gen Digital, Inc.
2,350,000	6.25%, 04/01/2033(1)	2,395,773
2,493,000	6.75%, 09/30/2027(1)	2,533,960
4,285,000	Meta Platforms, Inc. 5.55%, 08/15/2064	4,157,216
		15,270,362
	Investment Company Security - 0.4%
8,430,000	Ares Strategic Income Fund 5.80%, 09/09/2030(1)	8,435,574
4,620,000	HPS Corporate Lending Fund 5.85%, 06/05/2030(1)	4,634,522
4,235,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	4,315,003
		17,385,099
	IT Services - 0.4%
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,925,873
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	IT Services - 0.4% - (continued)
	Hewlett Packard Enterprise Co.
$ 920,000	5.00%, 10/15/2034	$892,489
4,240,000	5.60%, 10/15/2054	3,896,734
7,362,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	7,528,569
3,460,000	International Business Machines Corp. 4.80%, 02/10/2030	3,508,305
		19,751,970
	Lodging - 0.1%
	Las Vegas Sands Corp.
1,865,000	5.63%, 06/15/2028	1,894,680
2,975,000	6.00%, 06/14/2030	3,059,598
		4,954,278
	Machinery-Diversified - 0.2%
3,075,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,828,414
2,027,000	Regal Rexnord Corp. 6.05%, 04/15/2028	2,088,123
2,360,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	2,388,942
		7,305,479
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
870,000	2.25%, 01/15/2029	799,547
435,000	2.30%, 02/01/2032	364,864
1,775,000	2.80%, 04/01/2031	1,572,487
2,025,000	3.70%, 04/01/2051	1,307,215
1,145,000	5.05%, 03/30/2029	1,151,560
1,225,000	5.25%, 04/01/2053	1,010,029
627,000	6.48%, 10/23/2045	610,052
670,000	6.55%, 06/01/2034	706,473
790,000	6.83%, 10/23/2055	786,999
	Comcast Corp.
2,995,000	2.89%, 11/01/2051	1,799,379
1,901,000	2.94%, 11/01/2056	1,098,238
295,000	3.20%, 07/15/2036	245,939
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,813,266
1,415,000	5.45%, 09/01/2034(1)	1,385,385
2,585,000	5.95%, 09/01/2054(1)	2,357,593
655,000	Discovery Communications LLC 6.35%, 06/01/2040	494,525
	Paramount Global
2,025,000	5.25%, 04/01/2044	1,635,792
855,000	5.85%, 09/01/2043	759,105
1,415,000	6.88%, 04/30/2036	1,472,327
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,798,256
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,948,007
195,000	5.88%, 11/15/2040	184,465
		25,301,503
	Mining - 0.3%
	Glencore Funding LLC
2,685,000	5.37%, 04/04/2029(1)	2,749,482
1,130,000	5.63%, 04/04/2034(1)	1,152,109
3,265,000	6.38%, 10/06/2030(1)	3,489,761
1,425,000	6.50%, 10/06/2033(1)	1,543,594
1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	2,123,017
	Rio Tinto Finance USA PLC
1,015,000	5.00%, 03/14/2032	1,030,835
2,025,000	5.88%, 03/14/2065	2,036,240
		14,125,038

223

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 2,400,000	Siemens Funding BV 4.60%, 05/28/2030(1)	$2,422,816
	Oil & Gas - 2.0%
	Aker BP ASA
3,573,000	4.00%, 01/15/2031(1)	3,385,592
1,210,000	5.13%, 10/01/2034(1)	1,161,743
885,000	5.80%, 10/01/2054(1)	804,442
1,275,000	6.00%, 06/13/2033(1)	1,311,391
	APA Corp.
2,125,000	6.10%, 02/15/2035(1)	2,081,567
1,090,000	6.75%, 02/15/2055(1)	1,024,657
2,345,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)(6)	2,362,421
	BP Capital Markets America, Inc.
1,365,000	4.89%, 09/11/2033	1,362,525
705,000	4.99%, 04/10/2034	708,298
	ConocoPhillips Co.
2,978,000	3.80%, 03/15/2052	2,154,911
427,000	4.03%, 03/15/2062	306,473
675,000	5.30%, 05/15/2053	621,880
300,000	5.55%, 03/15/2054	285,269
1,935,000	5.65%, 01/15/2065	1,832,414
2,275,000	5.70%, 09/15/2063	2,174,932
	Coterra Energy, Inc.
3,818,000	5.40%, 02/15/2035	3,763,315
2,772,000	5.60%, 03/15/2034	2,786,530
	Diamondback Energy, Inc.
715,000	5.55%, 04/01/2035	719,543
575,000	5.75%, 04/18/2054	534,054
981,000	5.90%, 04/18/2064	905,976
635,000	6.25%, 03/15/2053	629,941
	Ecopetrol SA
4,124,000	4.63%, 11/02/2031	3,560,590
4,365,000	7.75%, 02/01/2032	4,346,557
4,425,000	8.38%, 01/19/2036	4,369,850
	Energean Israel Finance Ltd.
3,110,000	5.88%, 03/30/2031(7)	2,904,430
1,905,000	8.50%, 09/30/2033(7)	1,974,208
	Eni SpA
3,890,000	5.50%, 05/15/2034(1)	3,924,683
1,745,000	5.75%, 05/19/2035(1)	1,780,718
	EOG Resources, Inc.
1,695,000	5.00%, 07/15/2032	1,707,739
2,520,000	5.35%, 01/15/2036	2,538,794
2,080,000	5.65%, 12/01/2054	2,022,265
2,670,000	EQT Corp. 4.50%, 01/15/2029(1)	2,637,925
	Hess Corp.
4,459,000	7.13%, 03/15/2033	5,118,096
815,000	7.30%, 08/15/2031	931,784
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	3,002,313
3,375,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	3,491,806
5,635,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	5,715,011
	TotalEnergies Capital SA
1,755,000	5.43%, 09/10/2064	1,631,097
2,635,000	5.64%, 04/05/2064	2,526,733
2,690,000	Var Energi ASA 5.88%, 05/22/2030(1)	2,768,238
2,385,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,370,452
		90,241,163
	Packaging & Containers - 0.2%
9,290,000	Ball Corp. 6.00%, 06/15/2029	9,455,167
	Pharmaceuticals - 0.4%
5,190,000	Cardinal Health, Inc. 5.00%, 11/15/2029	5,273,708
3,415,000	Cencora, Inc. 4.85%, 12/15/2029	3,453,740
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Pharmaceuticals - 0.4% - (continued)
	CVS Health Corp.
$ 1,445,000	1.75%, 08/21/2030	$1,249,386
559,000	1.88%, 02/28/2031	477,769
1,296,000	2.13%, 09/15/2031	1,105,621
900,000	3.25%, 08/15/2029	852,694
2,235,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	2,236,851
3,080,000	Viatris, Inc. 3.85%, 06/22/2040	2,259,613
		16,909,382
	Pipelines - 1.2%
4,570,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	4,593,039
	Columbia Pipelines Holding Co. LLC
1,148,000	5.10%, 10/01/2031(1)	1,152,894
1,935,000	5.68%, 01/15/2034(1)	1,962,497
2,820,000	6.04%, 08/15/2028(1)	2,930,940
	Columbia Pipelines Operating Co. LLC
625,000	5.93%, 08/15/2030(1)	657,759
915,000	6.04%, 11/15/2033(1)	961,811
2,645,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	2,690,460
	Enbridge, Inc.
1,975,000	3.13%, 11/15/2029	1,862,745
1,065,000	5.55%, 06/20/2035(6)	1,075,101
440,000	5.63%, 04/05/2034	450,263
135,000	5.70%, 03/08/2033	139,841
	Energy Transfer LP
383,000	3.75%, 05/15/2030	367,032
2,945,000	5.70%, 04/01/2035	2,986,200
1,612,000	6.40%, 12/01/2030	1,729,834
	Enterprise Products Operating LLC
895,000	3.30%, 02/15/2053	589,304
2,915,000	4.60%, 01/15/2031	2,912,590
580,000	5.20%, 01/15/2036	580,987
1,690,000	5.55%, 02/16/2055	1,617,477
	Galaxy Pipeline Assets Bidco Ltd.
119	2.16%, 03/31/2034(1)	106
3,122,253	2.94%, 09/30/2040(1)	2,583,828
	Hess Midstream Operations LP
1,735,000	4.25%, 02/15/2030(1)	1,678,765
2,680,000	6.50%, 06/01/2029(1)	2,760,671
	ONEOK, Inc.
1,005,000	4.40%, 10/15/2029	996,484
610,000	4.75%, 10/15/2031	604,243
1,470,000	5.05%, 11/01/2034	1,428,872
1,510,000	6.05%, 09/01/2033	1,584,531
1,200,000	6.10%, 11/15/2032	1,268,724
330,000	6.63%, 09/01/2053	341,296
135,000	7.15%, 01/15/2051	146,391
	Targa Resources Corp.
1,110,000	4.90%, 09/15/2030	1,115,970
2,670,000	5.55%, 08/15/2035	2,675,504
645,000	5.65%, 02/15/2036	649,161
615,000	6.13%, 03/15/2033	646,771
455,000	6.50%, 03/30/2034	488,892
2,290,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	2,133,609
	Whistler Pipeline LLC
480,000	5.40%, 09/30/2029(1)	486,707
1,380,000	5.70%, 09/30/2031(1)	1,408,913
1,295,000	5.95%, 09/30/2034(1)	1,309,627
		53,569,839
	Real Estate Investment Trusts - 0.4%
3,570,000	American Tower Corp. 2.70%, 04/15/2031	3,194,485
3,095,000	Cousins Properties LP 5.38%, 02/15/2032	3,124,366

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Real Estate Investment Trusts - 0.4% - (continued)
	Crown Castle, Inc.
$ 3,860,000	2.25%, 01/15/2031	$3,373,573
3,280,000	3.10%, 11/15/2029	3,079,017
5,110,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	5,197,268
		17,968,709
	Retail - 0.3%
	AutoZone, Inc.
865,000	4.75%, 02/01/2033	853,160
610,000	5.40%, 07/15/2034	623,116
860,000	6.55%, 11/01/2033	947,345
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,431,914
2,510,000	5.63%, 01/01/2030(1)	2,484,017
2,725,000	McDonald's Corp. 3.63%, 09/01/2049	1,975,764
		11,315,316
	Semiconductors - 0.8%
	Broadcom, Inc.
2,310,000	4.15%, 02/15/2028	2,297,952
1,750,000	5.05%, 07/12/2029	1,786,136
5,045,000	5.20%, 07/15/2035	5,068,874
	Foundry JV Holdco LLC
1,820,000	5.50%, 01/25/2031(1)	1,857,518
2,165,000	5.90%, 01/25/2033(1)	2,224,810
1,305,000	6.10%, 01/25/2036(1)	1,333,643
2,245,000	6.15%, 01/25/2032(1)	2,348,663
1,375,000	6.25%, 01/25/2035(1)	1,432,293
	Intel Corp.
450,000	3.10%, 02/15/2060	242,051
2,286,000	3.25%, 11/15/2049	1,395,249
6,235,000	3.73%, 12/08/2047	4,266,957
505,000	4.75%, 03/25/2050	400,113
	Marvell Technology, Inc.
1,500,000	2.45%, 04/15/2028	1,425,003
955,000	2.95%, 04/15/2031	866,124
3,335,000	Micron Technology, Inc. 5.65%, 11/01/2032	3,447,435
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	39,070
4,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	3,622,263
3,160,000	QUALCOMM, Inc. 4.75%, 05/20/2032	3,188,288
		37,242,442
	Software - 0.7%
6,394,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	6,175,349
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,645,630
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	423,504
8,750,000	3.88%, 12/01/2029(1)	8,190,376
3,780,000	6.90%, 12/01/2027(1)	3,902,911
	Oracle Corp.
785,000	2.88%, 03/25/2031	711,586
1,595,000	2.95%, 04/01/2030	1,484,036
3,365,000	3.85%, 04/01/2060	2,268,494
1,315,000	3.95%, 03/25/2051	955,262
40,000	4.00%, 07/15/2046	30,551
397,000	4.10%, 03/25/2061	280,803
2,895,000	4.70%, 09/27/2034	2,781,527
610,000	5.25%, 02/03/2032	622,879
925,000	5.50%, 09/27/2064	826,459
		31,299,367
	Telecommunications - 0.4%
	NTT Finance Corp.
750,000	4.88%, 07/16/2030(1)	754,244
7,205,000	5.17%, 07/16/2032(1)	7,267,197
	T-Mobile USA, Inc.
950,000	2.55%, 02/15/2031	848,663
3,045,000	3.50%, 04/15/2031	2,854,521
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Telecommunications - 0.4% - (continued)
$ 1,940,000	3.88%, 04/15/2030	$1,880,312
915,000	4.70%, 01/15/2035	885,303
630,000	5.05%, 07/15/2033	630,978
1,075,000	5.13%, 05/15/2032	1,090,624
555,000	5.75%, 01/15/2034	579,183
		16,791,025
	Transportation - 0.0%
2,070,000	Union Pacific Corp. 5.60%, 12/01/2054	2,047,914
	Total Corporate Bonds (cost $1,009,413,289)	$1,009,533,118
FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
	Bermuda - 0.1%
	Bermuda Government International Bonds
980,000	2.38%, 08/20/2030(1)	$871,083
2,610,000	5.00%, 07/15/2032(1)	2,585,805
		3,456,888
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,810,000	1.38%, 09/23/2050(7)	1,211,471
2,585,000	4.88%, 05/13/2036(7)	3,256,626
		4,468,097
	Colombia - 0.2%
	Colombia Government International Bonds
$ 5,185,000	5.00%, 06/15/2045	3,616,538
1,675,000	5.20%, 05/15/2049	1,157,040
2,135,000	8.38%, 11/07/2054	2,078,230
		6,851,808
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 4,320,000	1.63%, 04/28/2032(7)	4,316,127
$ 1,565,000	5.38%, 09/26/2030(1)	1,584,609
2,025,000	6.00%, 09/26/2035(1)	2,039,071
		7,939,807
	Indonesia - 0.1%
EUR 5,720,000	Indonesia Government International Bonds 1.10%, 03/12/2033	5,458,756
	Israel - 0.1%
	Israel Government International Bonds
$ 2,910,000	2.75%, 07/03/2030	2,643,161
3,430,000	5.38%, 02/19/2030	3,504,871
		6,148,032
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	3,002,945
	Mexico - 0.6%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	787,250
1,890,000	4.75%, 04/27/2032	1,792,797
4,770,000	6.00%, 05/07/2036	4,674,600
3,165,000	6.34%, 05/04/2053	2,891,227
1,075,000	6.35%, 02/09/2035	1,091,125
1,565,000	6.40%, 05/07/2054	1,434,323
2,400,000	6.63%, 01/29/2038	2,412,000
5,845,000	6.88%, 05/13/2037	6,032,040
4,320,000	7.38%, 05/13/2055	4,449,600
		25,564,962
	North Macedonia - 0.1%
EUR 3,615,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	4,124,748

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.1% - (continued)
	Panama - 0.0%
	Panama Government International Bonds
$ 469,000	4.50%, 04/16/2050	$320,468
220,000	6.70%, 01/26/2036	220,664
301,000	6.85%, 03/28/2054	279,930
		821,062
	Peru - 0.0%
1,430,000	Peru Government International Bonds 5.38%, 02/08/2035	1,423,665
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,631,490
1,120,000	1.75%, 04/28/2041	917,069
		5,548,559
	Romania - 0.4%
	Romania Government International Bonds
5,115,000	2.63%, 12/02/2040(1)	3,772,069
1,310,000	2.63%, 12/02/2040(7)	966,063
11,590,000	2.75%, 04/14/2041(7)	8,601,779
1,365,000	2.88%, 04/13/2042(7)	1,010,499
$ 2,404,000	5.75%, 03/24/2035(1)	2,277,891
882,000	5.88%, 01/30/2029(1)	895,612
1,106,000	7.50%, 02/10/2037(1)	1,173,630
		18,697,543
	Total Foreign Government Obligations (cost $100,520,228)	$93,506,872
MUNICIPAL BONDS - 0.5%
	Development - 0.1%
4,630,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$4,526,815
	General - 0.2%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,713,545
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,641,648
		11,355,193
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,059,502
2,965,000	6.32%, 11/01/2029	2,903,966
		3,963,468
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
2,530,000	5.00%, 11/15/2050	2,447,239
460,000	5.18%, 11/15/2049	413,750
		2,860,989
	Total Municipal Bonds (cost $23,702,642)	$22,706,465
SENIOR FLOATING RATE INTERESTS - 0.0%(9)
	Oil & Gas Services - 0.0%
349,612	PES Holdings LLC 6.56%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(10)(11)	$1,748
	Total Senior Floating Rate Interests (cost $349,613)	$1,748
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5%
	Mortgage-Backed Agencies - 41.5%
	Federal Home Loan Mortgage Corp. - 9.5%
$ 25,093	0.00%, 11/15/2036(12)(13)	$20,864
28,599,182	0.15%, 10/25/2034(3)(4)	461,496
6,532,129	0.26%, 01/25/2027(3)(4)	23,608
19,051,346	0.28%, 05/25/2034(3)(4)	463,336
10,210,814	0.37%, 12/25/2033(3)(4)	289,201
10,021,181	0.48%, 01/25/2034(3)(4)	285,750
19,798,364	0.59%, 03/25/2027(3)(4)	153,982
4,996,894	0.61%, 10/25/2026(3)(4)	30,249
23,941,385	0.72%, 12/25/2030(3)(4)	761,197
11,351,510	0.73%, 06/25/2027(3)(4)	120,549
5,650,885	0.87%, 11/25/2030(3)(4)	211,023
2,652,322	1.00%, 02/25/2051	2,282,209
10,205,610	1.02%, 10/25/2030(3)(4)	427,173
14,249,305	1.05%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(3)	551,062
11,297,508	1.11%, 01/25/2030(3)(4)	460,143
16,902,065	1.11%, 06/25/2030(3)(4)	760,657
12,797,171	1.40%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	833,054
12,242,389	1.43%, 05/25/2030(3)(4)	687,879
907,188	1.50%, 10/01/2051	673,550
2,371,594	1.50%, 11/01/2051	1,760,816
7,645,680	1.57%, 05/25/2030(3)(4)	467,525
520,312	1.75%, 10/15/2042	450,940
837,310	2.00%, 06/01/2036	765,371
419,838	2.00%, 12/01/2040	358,947
2,577,369	2.00%, 05/01/2041	2,188,255
2,887,912	2.00%, 12/01/2041	2,461,937
10,416,250	2.00%, 02/15/2042(3)	985,864
752,664	2.00%, 07/25/2050	656,496
2,491,856	2.00%, 10/01/2050	1,965,198
2,120,500	2.00%, 02/01/2051	1,682,969
11,500,575	2.00%, 03/01/2051	9,065,154
6,179,907	2.00%, 04/01/2051	4,860,346
2,358,051	2.00%, 05/01/2051	1,878,731
983,978	2.00%, 08/01/2051	776,899
996,796	2.00%, 11/01/2051	790,462
3,897,894	2.00%, 04/01/2052	3,097,246
5,772,711	2.00%, 06/15/2052(3)	758,594
123,123	2.50%, 03/15/2028(3)	2,603
94,372	2.50%, 05/15/2028(3)	2,204
8,647,235	2.50%, 02/15/2042(3)	1,013,148
1,286,834	2.50%, 05/01/2050	1,072,180
1,514,091	2.50%, 06/01/2050	1,262,049
4,505,981	2.50%, 06/25/2050(3)	639,310
9,444,971	2.50%, 07/01/2050	7,862,109
2,635,649	2.50%, 09/01/2050	2,197,714
484,030	2.50%, 10/01/2050	406,278
2,885,383	2.50%, 11/01/2050	2,389,825
4,781,932	2.50%, 01/25/2051(3)	752,726
877,081	2.50%, 02/01/2051	733,405
2,234,968	2.50%, 03/01/2051	1,840,920
1,054,195	2.50%, 05/01/2051	872,819
1,335,756	2.50%, 07/01/2051	1,105,927
878,642	2.50%, 08/01/2051	727,130
1,598,104	2.50%, 10/01/2051	1,321,406
9,254,731	2.50%, 03/15/2052(3)	1,445,200
2,641,538	2.50%, 03/25/2052	2,348,391
5,499,271	2.50%, 04/01/2052	4,529,083
6,158,980	2.50%, 08/25/2052(3)	945,923
1,178,658	2.75%, 12/15/2041	1,113,873
143,160	3.00%, 03/15/2028(3)	3,674
165,421	3.00%, 08/01/2029	161,900
12,989	3.00%, 05/15/2032(3)	20
2,223,456	3.00%, 10/01/2032	2,148,977
196,103	3.00%, 03/15/2033(3)	13,790

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal Home Loan Mortgage Corp. - 9.5% - (continued)
$ 914,397	3.00%, 04/01/2033	$884,410
1,184,800	3.00%, 11/01/2036	1,113,936
1,169,031	3.00%, 01/01/2037	1,098,591
2,945,973	3.00%, 11/01/2046	2,601,472
6,243,458	3.00%, 12/01/2046	5,504,905
5,445,065	3.00%, 12/25/2049(3)	944,802
3,016,498	3.00%, 10/01/2051	2,622,285
1,154,326	3.00%, 01/01/2052	1,002,647
1,513,382	3.00%, 05/01/2052	1,311,888
995,000	3.12%, 10/25/2031(4)	919,651
299,375	3.25%, 11/15/2041	278,521
20,014	3.50%, 09/15/2026(3)	271
4,368	3.50%, 03/15/2027(3)	8
2,888,661	3.50%, 01/15/2033(3)	236,599
502,733	3.50%, 08/01/2034	486,166
193,093	3.50%, 03/15/2041(3)	3,447
1,391,030	3.50%, 01/15/2043(3)	217,598
2,047,029	3.50%, 05/15/2043	1,895,827
3,689,103	3.50%, 08/15/2045	3,471,435
720,578	3.50%, 10/15/2045	664,555
161,819	3.50%, 06/01/2046	149,119
1,518,041	3.50%, 12/15/2046	1,393,357
1,034,840	3.50%, 10/01/2047	941,895
528,978	3.50%, 12/01/2047	481,910
1,499,639	3.50%, 01/01/2048	1,362,957
991,480	3.50%, 03/01/2048	907,925
81,484	3.50%, 04/01/2048	74,359
370,952	3.50%, 05/01/2048	336,275
777,197	3.50%, 12/01/2048	706,005
1,838	4.00%, 08/15/2026(3)	8
16,968	4.00%, 07/15/2027(3)	284
39,342	4.00%, 03/15/2028(3)	345
20,272	4.00%, 06/15/2028(3)	247
212,822	4.00%, 07/15/2030(3)	10,803
1,230,424	4.00%, 05/25/2040(3)	186,568
1,746,196	4.00%, 09/15/2041	1,692,675
568,508	4.00%, 05/01/2042	545,609
160,034	4.00%, 08/01/2042	153,237
198,834	4.00%, 09/01/2042	190,410
65,051	4.00%, 07/01/2044	61,415
3,470,606	4.00%, 03/25/2045(3)	573,363
202,305	4.00%, 02/01/2046	190,603
201,954	4.00%, 04/01/2047	192,288
624,624	4.00%, 11/01/2047	589,063
95,977	4.00%, 09/01/2048	90,241
3,576,808	4.00%, 04/01/2049	3,348,613
748,655	4.00%, 05/01/2049	705,323
2,680,975	4.00%, 07/01/2049	2,532,016
133,674	4.50%, 02/01/2039	132,762
1,010,477	4.50%, 05/01/2042	998,912
280,912	4.50%, 07/01/2042	277,349
175,069	4.50%, 09/01/2044	168,307
2,786,628	4.50%, 03/01/2053	2,648,879
520,094	4.75%, 07/15/2039	520,794
304,796	5.00%, 09/15/2033(3)	40,250
60,563	5.00%, 04/01/2038	61,032
154,057	5.00%, 08/01/2039	155,140
55,675	5.00%, 09/01/2039	55,732
150,201	5.00%, 01/01/2040	150,279
49,476	5.00%, 08/01/2040	49,660
2,297	5.00%, 02/01/2041	2,313
68,349	5.00%, 07/01/2041	69,018
99,640	5.00%, 04/01/2044	100,431
2,747,647	5.00%, 03/15/2045(3)	564,515
49,151	5.00%, 03/01/2047	48,401
18,936	5.00%, 11/01/2047	18,826
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal Home Loan Mortgage Corp. - 9.5% - (continued)
$ 468,508	5.00%, 02/15/2048(3)	$93,123
2,120,429	5.00%, 08/01/2052	2,070,112
17,856,254	5.00%, 09/01/2052	17,465,312
896,542	5.00%, 10/01/2052	875,524
2,785,775	5.00%, 10/25/2052	2,766,352
968,761	5.00%, 11/01/2052	945,516
983,649	5.00%, 01/01/2053	961,961
1,510,153	5.00%, 04/01/2053	1,480,463
25,116,411	5.00%, 11/01/2054	24,450,449
12,182	5.50%, 08/15/2033	12,524
262,002	5.50%, 04/15/2036(3)	46,946
2,480	5.50%, 11/01/2037	2,545
4,717,911	5.50%, 12/01/2037	4,801,365
12,725	5.50%, 04/01/2038	13,004
12,098	5.50%, 06/01/2038	12,356
627,343	5.50%, 08/01/2038	643,746
33,450	5.50%, 05/01/2040	34,190
135,326	5.50%, 08/01/2040	138,257
154,615	5.50%, 06/01/2041	157,837
989,093	5.50%, 10/15/2046(3)	195,218
462,064	5.50%, 12/15/2046(3)	69,320
3,398,290	5.50%, 02/01/2053	3,393,347
977,508	5.50%, 08/01/2053	973,810
32,408	5.50%, 09/01/2053	32,283
876,315	5.50%, 10/01/2053	872,931
45,599	5.50%, 11/01/2053	45,471
14,647,101	5.50%, 12/01/2053	14,587,150
1,141,345	5.50%, 02/01/2054	1,136,409
251,033	5.50%, 03/01/2054	249,928
23,866,233	5.50%, 04/01/2054	23,761,167
16,261,345	5.50%, 08/01/2054	16,189,758
19,247,031	5.50%, 09/01/2054	19,162,300
36,618,894	5.50%, 12/01/2054	36,435,039
989	6.00%, 11/01/2032	1,004
34,097	6.00%, 11/01/2033	34,978
24,940	6.00%, 02/01/2034	25,572
39,856	6.00%, 07/01/2034	41,557
10,800	6.00%, 08/01/2034	11,270
17,897	6.00%, 09/01/2034	18,619
10,577	6.00%, 01/01/2035	10,932
9,832	6.00%, 03/01/2035	10,079
16,034	6.00%, 05/01/2038	16,485
78,931	6.00%, 06/01/2038	82,100
167,986	6.00%, 05/15/2039	176,825
2,111,335	6.00%, 11/01/2052	2,146,948
1,912,189	6.00%, 12/01/2052	1,951,713
892,715	6.00%, 03/01/2053	915,418
24,266,215	6.00%, 06/01/2054	24,624,261
7,969,342	6.00%, 08/01/2054	8,085,637
7,988,195	6.00%, 01/01/2055	8,099,808
859,332	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	869,404
113,248	6.50%, 07/15/2036	116,922
2,422,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,495,144
10,155,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,372,262
3,377,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,512,075
6,760,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,050,180
11,830,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	12,141,899
6,410,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,766,588

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal Home Loan Mortgage Corp. - 9.5% - (continued)
$ 1,040,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	$1,090,012
6,474,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	6,671,368
2,890,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,036,164
2,810,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,917,781
2,585,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,727,175
4,090,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,344,475
4,865,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,165,455
		419,725,666
	Federal National Mortgage Association - 11.0%
24,332	0.00%, 03/25/2036(12)(13)	21,447
448,707	0.00%, 06/25/2041(12)(13)	334,384
100,000	0.00%, 09/25/2041(12)(13)	74,195
7,316,003	0.29%, 01/25/2030(3)(4)	61,593
9,417,491	1.45%, 05/25/2029(3)(4)	340,691
8,694,050	1.49%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(3)	541,013
1,737,139	1.50%, 09/01/2051	1,290,871
2,643,018	1.50%, 10/01/2051	1,963,825
1,763,743	1.50%, 11/01/2051	1,309,519
2,402,065	1.50%, 04/01/2052	1,783,459
6,954,555	1.60%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	434,372
793,568	1.75%, 12/25/2042	711,209
617,133	1.89%, 04/25/2055(3)(4)	27,111
524,007	1.90%, 05/25/2046(3)(4)	25,006
1,066,033	2.00%, 05/01/2036	967,845
2,384,718	2.00%, 08/01/2036	2,168,440
1,539,587	2.00%, 09/01/2036	1,411,984
1,040,479	2.00%, 12/01/2036	954,226
540,849	2.00%, 09/25/2039	472,244
1,720,362	2.00%, 09/01/2040	1,487,510
5,603,622	2.00%, 12/01/2040	4,800,322
1,633,403	2.00%, 04/01/2041	1,394,060
530,736	2.00%, 05/01/2041	452,971
3,525,680	2.00%, 10/01/2041	3,006,552
1,372,688	2.00%, 02/01/2042	1,171,977
8,719,199	2.00%, 02/25/2042(3)	834,492
3,068,650	2.00%, 03/25/2050	2,534,122
2,623,734	2.00%, 09/01/2050	2,079,777
11,758,488	2.00%, 10/25/2050(3)	1,516,955
5,858,493	2.00%, 12/01/2050	4,626,225
1,238,032	2.00%, 01/01/2051	985,349
14,158,034	2.00%, 02/01/2051	11,156,035
22,583,049	2.00%, 03/01/2051	17,759,906
14,384,610	2.00%, 04/01/2051	11,298,070
7,210,461	2.00%, 05/01/2051	5,667,850
758,446	2.00%, 07/01/2051	596,450
2,007,848	2.00%, 08/01/2051	1,616,019
79,390	2.00%, 12/01/2051	62,957
5,716,853	2.00%, 03/25/2052(3)	726,742
505,095	2.03%, 08/25/2044(3)(4)	32,827
454,071	2.19%, 06/25/2055(3)(4)	22,285
1,350,388	2.25%, 04/01/2033	1,160,194
61,578	2.50%, 06/25/2028(3)	1,395
3,450,461	2.50%, 06/01/2040	3,105,355
133,940	2.50%, 01/01/2043	116,482
838,614	2.50%, 02/01/2043	731,044
773,886	2.50%, 03/01/2043	675,891
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 420,000	2.50%, 03/25/2043	$333,298
362,211	2.50%, 04/01/2043	315,376
180,909	2.50%, 06/01/2043	156,708
238,877	2.50%, 08/01/2043	205,767
1,471,356	2.50%, 04/01/2050	1,222,320
1,554,576	2.50%, 06/01/2050	1,291,308
1,995,121	2.50%, 07/01/2050	1,661,932
2,608,998	2.50%, 09/01/2050	2,160,973
4,049,522	2.50%, 10/01/2050	3,383,112
2,157,685	2.50%, 11/01/2050	1,778,616
1,084,036	2.50%, 12/01/2050	897,853
1,586,376	2.50%, 01/01/2051	1,319,958
982,372	2.50%, 02/01/2051	813,360
9,603,601	2.50%, 02/25/2051(3)	1,618,360
861,383	2.50%, 03/01/2051	713,032
30,037,858	2.50%, 05/01/2051	24,908,364
3,687,380	2.50%, 06/01/2051	3,042,813
2,150,933	2.50%, 07/01/2051	1,780,872
1,336,591	2.50%, 09/01/2051	1,106,542
11,315,454	2.50%, 10/01/2051	9,361,059
18,932,600	2.50%, 11/01/2051	15,770,993
2,060,565	2.50%, 12/01/2051	1,715,187
2,240,600	2.50%, 01/01/2052	1,862,412
20,319,672	2.50%, 03/01/2052	16,676,216
2,114,220	2.50%, 04/01/2052	1,757,174
4,796,893	2.50%, 06/25/2052(3)	732,408
5,004,401	2.50%, 09/25/2052(3)	788,798
3,073,000	2.50%, 01/01/2057	2,520,673
29,568	2.55%, 07/25/2044	28,756
47,547	3.00%, 09/25/2027(3)	989
38,464	3.00%, 12/25/2027(3)	861
177,002	3.00%, 01/25/2028(3)	2,800
141,392	3.00%, 01/01/2030	137,971
1,165,052	3.00%, 04/25/2033(3)	71,537
480,912	3.00%, 08/01/2033	464,911
224,227	3.00%, 06/01/2035	210,440
209,007	3.00%, 07/01/2035	196,774
1,366,175	3.00%, 03/01/2037	1,283,660
44,147	3.00%, 10/01/2037	41,081
2,488,476	3.00%, 06/01/2043	2,230,028
2,939,217	3.00%, 01/25/2045	2,651,700
1,386,987	3.00%, 09/01/2048	1,220,904
895,067	3.00%, 08/25/2049	807,843
1,097,564	3.00%, 02/01/2050	960,082
3,954,540	3.00%, 08/01/2050	3,413,673
1,686,635	3.00%, 10/01/2050	1,450,510
2,330,106	3.00%, 12/01/2050	2,004,259
746,913	3.00%, 04/01/2051	643,528
1,892,537	3.00%, 05/01/2051	1,661,083
3,388,109	3.00%, 08/01/2051	2,933,375
5,462,791	3.00%, 10/01/2051	4,724,734
6,540,741	3.00%, 11/01/2051	5,634,988
2,931,670	3.00%, 12/01/2051	2,532,183
1,411,927	3.00%, 01/01/2052	1,218,709
4,629,902	3.00%, 01/25/2052(3)	734,046
1,575,926	3.00%, 04/01/2052	1,364,077
2,080,157	3.00%, 05/01/2052	1,800,269
600,000	3.00%, 09/25/2057	452,155
301,881	3.38%, 12/01/2029	291,432
103,374	3.50%, 05/25/2027(3)	1,948
101,425	3.50%, 10/25/2027(3)	2,774
158,627	3.50%, 05/25/2030(3)	8,205
53,651	3.50%, 08/25/2030(3)	2,157
19,831	3.50%, 02/25/2031(3)	158
1,669,299	3.50%, 08/25/2033(3)	138,697
235,504	3.50%, 09/25/2035(3)	21,052

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 1,502,270	3.50%, 11/25/2039(3)	$129,938
3,103,926	3.50%, 08/01/2043	2,859,086
85,640	3.50%, 09/01/2043	79,209
541,492	3.50%, 10/01/2044	500,590
475,356	3.50%, 02/01/2045	438,560
641,355	3.50%, 01/01/2046	590,887
111,087	3.50%, 02/01/2046	101,961
465,955	3.50%, 03/01/2046	429,718
842,002	3.50%, 09/01/2046	770,008
388,997	3.50%, 10/01/2046	356,159
323,908	3.50%, 10/25/2046(3)	63,690
431,895	3.50%, 11/01/2046	396,597
2,519,187	3.50%, 12/01/2046	2,336,366
807,243	3.50%, 05/01/2047	741,958
1,703,561	3.50%, 09/01/2047	1,554,221
308,135	3.50%, 12/01/2047	282,457
893,515	3.50%, 01/01/2048	810,416
4,325,734	3.50%, 02/01/2048	3,966,657
500,000	3.50%, 05/25/2048	432,953
1,258,157	3.50%, 07/01/2048	1,155,364
282,206	3.50%, 11/01/2048	257,108
3,420,632	3.50%, 04/01/2052	3,090,664
4,332,219	3.50%, 09/01/2057	3,861,435
1,757,972	3.50%, 05/01/2058	1,566,930
2,279,706	3.50%, 12/25/2058	2,023,797
50,209	4.00%, 05/25/2027(3)	554
426,359	4.00%, 04/01/2038	417,280
845,474	4.00%, 10/01/2040	810,387
316,829	4.00%, 11/01/2040	303,705
350,688	4.00%, 12/01/2040	336,256
110,353	4.00%, 02/01/2041	105,774
312,854	4.00%, 03/01/2041	299,751
915,101	4.00%, 06/01/2041	883,018
112,267	4.00%, 03/25/2042(3)	11,708
107,661	4.00%, 08/01/2042	102,902
290,899	4.00%, 09/01/2042	278,313
53,599	4.00%, 11/25/2042(3)	4,830
130,530	4.00%, 11/25/2043	127,110
40,826	4.00%, 06/01/2044	38,525
5,694	4.00%, 08/01/2044	5,372
44,396	4.00%, 10/01/2044	41,830
71,571	4.00%, 11/01/2044	67,537
48,542	4.00%, 03/01/2045	45,756
65,540	4.00%, 05/01/2045	61,697
388,003	4.00%, 07/01/2045	365,736
435,381	4.00%, 03/01/2046	412,520
262,983	4.00%, 05/01/2046	247,766
357,835	4.00%, 06/01/2046	336,415
387,077	4.00%, 04/01/2047	363,726
790,800	4.00%, 10/01/2047	743,028
815,762	4.00%, 11/01/2047	766,184
4,081,905	4.00%, 06/01/2048	3,825,254
510,356	4.00%, 09/01/2048	479,154
4,989,953	4.00%, 10/01/2048	4,687,381
2,213,321	4.00%, 01/01/2049	2,083,479
4,477,909	4.00%, 04/01/2049	4,165,850
774,197	4.00%, 05/01/2049	727,616
186,565	4.00%, 08/01/2049	176,769
3,132,602	4.00%, 04/01/2050	2,944,697
3,400,751	4.00%, 06/25/2050(3)	685,937
3,637,470	4.00%, 11/25/2050(3)	756,734
1,965,704	4.00%, 08/01/2051	1,852,050
2,080,073	4.00%, 06/01/2052	1,932,383
4,474,128	4.39%, 04/01/2029	4,493,202
394	4.50%, 07/25/2027(3)	3
199,367	4.50%, 09/01/2035	196,962
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 1,572,387	4.50%, 12/01/2037	$1,560,264
47,878	4.50%, 08/01/2040	47,297
588,737	4.50%, 10/01/2040	581,259
27,789	4.50%, 08/01/2041	27,390
6,776	4.50%, 09/01/2041	6,644
304,530	4.50%, 10/01/2041	300,599
1,173,472	4.50%, 08/25/2043(3)	247,618
243,044	4.50%, 09/01/2043	239,957
612,158	4.50%, 04/01/2049	590,262
1,932,894	4.50%, 01/01/2051	1,836,744
3,681,308	4.50%, 03/01/2053	3,494,450
760,000	4.75%, 04/01/2028	766,523
43,616	5.00%, 04/25/2038	43,761
1,008,815	5.00%, 12/25/2043(3)	198,211
3,889,567	5.00%, 12/25/2051	3,846,692
18,224,092	5.00%, 09/01/2052	17,823,501
4,943,681	5.00%, 10/01/2052	4,839,333
860,032	5.00%, 11/01/2052	840,942
9,486,861	5.00%, 01/01/2053	9,279,563
3,515,000	5.07%, 12/01/2028	3,585,189
37,725	5.50%, 06/01/2033	38,383
155,595	5.50%, 07/01/2033	156,598
11,863	5.50%, 08/01/2033	11,956
592,390	5.50%, 11/01/2035	607,580
4,875,217	5.50%, 11/25/2035	4,898,225
137,346	5.50%, 04/01/2036	141,040
131,543	5.50%, 04/25/2037	137,008
1,592,967	5.50%, 04/01/2038	1,621,145
948,910	5.50%, 11/25/2040(3)	112,654
320,496	5.50%, 06/25/2042(3)	72,691
506,595	5.50%, 09/25/2044(3)	88,695
3,628,996	5.50%, 06/25/2051	3,639,894
2,098,474	5.50%, 12/25/2051	2,108,195
4,337,518	5.50%, 03/25/2052	4,348,301
4,001,862	5.50%, 04/25/2052	4,015,196
2,036,862	5.50%, 10/01/2052	2,036,318
3,444,550	5.50%, 11/01/2052	3,442,950
6,782,380	5.50%, 12/01/2052	6,776,776
3,550,528	5.50%, 06/01/2053	3,547,189
871,840	5.50%, 07/01/2053	868,608
87,934	5.50%, 08/01/2053	87,562
368,819	5.50%, 09/01/2053	367,437
716,397	5.50%, 10/01/2053	713,410
3,700,158	5.50%, 11/01/2053	3,689,291
53,105	5.50%, 12/01/2053	52,868
2,815,875	5.50%, 02/01/2054	2,805,220
197,845	5.50%, 03/01/2054	196,974
54,429,297	5.50%, 08/01/2054	54,189,682
10,010	5.53%, 05/25/2042(3)(4)	682
42,224	6.00%, 12/01/2032	43,848
49,465	6.00%, 03/01/2033	50,748
133,138	6.00%, 02/01/2037	139,201
111,515	6.00%, 12/01/2037	116,600
57,715	6.00%, 03/01/2038	60,345
24,926	6.00%, 10/01/2038	26,062
517,373	6.00%, 01/25/2042(3)	29,289
1,270,850	6.00%, 04/01/2044	1,297,811
1,940,637	6.00%, 05/01/2053	1,991,426
8,750,647	6.00%, 02/01/2054	8,878,654
3,863,168	6.00%, 05/01/2054	3,918,101
3,600,349	6.00%, 06/01/2054	3,651,545
2,777,954	6.00%, 09/01/2054	2,820,829
10,300,031	6.00%, 11/01/2054	10,443,946
918	7.50%, 12/01/2029	919

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 2,710	7.50%, 03/01/2030	$2,788
6,907	7.50%, 09/01/2031	6,913
		485,142,713
	Government National Mortgage Association - 7.1%
503,675	1.25%, 05/20/2051	391,349
3,799,308	2.00%, 10/20/2050	3,068,335
4,483,451	2.00%, 11/20/2050	3,621,306
4,587,677	2.00%, 12/20/2050	3,704,448
142,598	2.00%, 01/20/2051	115,150
1,992,575	2.00%, 08/20/2051	1,686,345
13,766,645	2.00%, 02/20/2052	11,117,444
18,832,123	2.00%, 03/20/2052	15,205,650
817,326	2.00%, 06/20/2052	660,018
548,176	2.14%, 04/20/2040	451,240
294,445	2.50%, 12/16/2039	277,647
686,422	2.50%, 07/20/2041	615,056
3,871,736	2.50%, 10/20/2049	3,422,185
2,934,131	2.50%, 11/20/2049	2,482,185
2,325,228	2.50%, 03/20/2051	1,957,127
2,791,792	2.50%, 09/20/2051	2,349,035
9,359,830	2.50%, 10/20/2051	7,875,424
42,935,000	2.50%, 08/20/2054(14)	36,099,250
63,726	3.00%, 09/20/2028(3)	865
1,917,025	3.00%, 05/20/2035(3)	91,164
323,447	3.00%, 09/16/2042	267,683
454,226	3.00%, 09/20/2042	391,177
55,229	3.00%, 11/15/2042	49,482
240,744	3.00%, 02/16/2043(3)	31,874
61,074	3.00%, 06/15/2043	54,600
3,395,653	3.00%, 01/16/2044	3,094,899
25,767	3.00%, 10/15/2044	22,702
41,938	3.00%, 02/15/2045	36,949
25,559	3.00%, 03/15/2045	22,519
106,705	3.00%, 04/15/2045	94,016
242,489	3.00%, 04/20/2045	219,783
27,264	3.00%, 06/15/2045	23,854
532,957	3.00%, 07/15/2045	469,559
11,668	3.00%, 08/15/2045	10,280
30,979	3.00%, 11/20/2045	27,498
169,000	3.00%, 02/20/2046	138,884
5,449,324	3.00%, 07/20/2050(3)	731,665
10,871,529	3.00%, 04/20/2051	9,511,384
2,971,775	3.00%, 06/20/2051	2,599,800
3,209,537	3.00%, 08/20/2051	2,806,791
4,034,520	3.00%, 09/20/2051	3,528,170
2,755,706	3.00%, 10/20/2051	2,410,781
9,367,475	3.00%, 12/20/2051	8,189,147
2,038,656	3.00%, 02/20/2052	1,871,897
2,264,370	3.00%, 12/20/2052	1,980,294
12,080	3.50%, 02/16/2027(3)	60
56,758	3.50%, 03/20/2027(3)	330
50,656	3.50%, 07/20/2040(3)	557
490	3.50%, 02/20/2041(3)	—
262,709	3.50%, 04/20/2042(3)	7,870
155,788	3.50%, 05/15/2042	144,007
1,294,198	3.50%, 10/20/2042(3)	180,806
441,813	3.50%, 12/15/2042	407,459
354,204	3.50%, 03/15/2043	326,442
484,296	3.50%, 04/15/2043	446,326
829,219	3.50%, 05/15/2043	764,459
391,717	3.50%, 07/20/2043(3)	60,018
1,588,321	3.50%, 03/20/2044	1,465,568
1,647,200	3.50%, 06/20/2046	1,514,623
1,666,333	3.50%, 02/20/2047	1,526,173
231,635	3.50%, 07/20/2047	211,601
1,825,374	3.50%, 08/20/2047	1,667,306
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Government National Mortgage Association - 7.1% - (continued)
$ 64,502	3.50%, 09/20/2047	$58,697
79,698	3.50%, 10/20/2047	72,780
378,559	3.50%, 11/20/2047	345,660
340,482	3.50%, 03/20/2048	310,824
2,353,287	3.50%, 06/20/2049	2,122,438
1,312,355	3.50%, 07/20/2049	1,189,255
5,744,719	3.50%, 11/20/2049	5,204,355
616,335	3.50%, 12/20/2049	556,074
372,633	3.50%, 01/20/2050	337,575
387,890	3.50%, 06/20/2050	350,516
5,730,202	3.50%, 02/20/2051	5,164,485
809,429	3.50%, 03/20/2052	774,025
788,000	3.50%, 08/20/2054(14)	707,940
998,275	3.88%, 08/15/2042	937,929
12,314	4.00%, 04/16/2026(3)	58
5,349	4.00%, 12/16/2026(3)	0 (15)
95,085	4.00%, 05/20/2029(3)	547
570,687	4.00%, 09/20/2040	540,678
99,010	4.00%, 10/20/2040	93,213
253,801	4.00%, 12/20/2040	239,205
73,305	4.00%, 05/16/2042(3)	6,237
1,806,388	4.00%, 09/16/2042(3)	425,069
88,151	4.00%, 01/20/2044(3)	17,116
1,365,883	4.00%, 02/20/2045	1,285,577
1,044,658	4.00%, 08/20/2045	979,356
724,199	4.00%, 03/20/2047(3)	117,240
313,680	4.00%, 11/20/2047	290,151
866,957	4.00%, 03/20/2048	803,862
3,678,511	4.00%, 07/20/2048	3,434,805
5,794,681	4.00%, 08/20/2052	5,382,777
8,735	4.50%, 07/15/2033	8,704
22,450	4.50%, 05/15/2040	21,790
133,207	4.50%, 06/15/2041	129,569
15,386	4.50%, 09/20/2041	15,140
7,959	4.50%, 05/20/2044	7,733
416,382	4.50%, 06/20/2044	404,724
354,808	4.50%, 10/20/2044	344,033
604,243	4.50%, 05/20/2045(3)	135,354
1,917,220	4.50%, 08/20/2045(3)	381,296
286,659	4.50%, 01/20/2046	277,842
1,121,279	4.50%, 12/16/2046(3)	157,732
949,989	4.50%, 01/20/2047(3)	107,246
1,308,346	4.50%, 05/20/2048(3)	193,292
970,342	4.50%, 08/20/2049	929,550
1,589,782	4.50%, 09/20/2049	1,527,421
1,461,080	4.50%, 08/20/2052	1,398,449
1,316,148	4.50%, 09/20/2052	1,256,478
6,045,220	4.50%, 10/20/2052	5,774,855
3,995,000	4.50%, 08/20/2054(14)	3,790,782
11,578,806	4.50%, 11/20/2054	10,992,788
11,287,443	4.50%, 12/20/2054	10,716,171
41,257	5.00%, 05/20/2034	41,335
17,563	5.00%, 07/15/2039	17,683
892,115	5.00%, 02/16/2040(3)	178,445
1,484,302	5.00%, 05/20/2040(3)	1,373,021
1,060,998	5.00%, 06/20/2040	1,069,889
416,082	5.00%, 07/20/2040	418,545
240,880	5.00%, 06/15/2041	244,116
270,941	5.00%, 10/16/2041(3)	46,009
348,225	5.00%, 03/15/2044	352,998
510,819	5.00%, 06/20/2046(3)	58,317
190,846	5.00%, 01/16/2047(3)	38,830
145,983	5.00%, 09/16/2047(3)	31,905
4,826,392	5.00%, 10/20/2047(3)	993,672
156,400	5.00%, 06/20/2048(3)	18,867
4,765,807	5.00%, 06/15/2052	4,657,523

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.5% - (continued)
	Mortgage-Backed Agencies - 41.5% - (continued)
	Government National Mortgage Association - 7.1% - (continued)
$ 149,000	5.00%, 07/15/2052	$145,615
15,242,500	5.00%, 08/20/2054(14)	14,874,331
126,942	5.50%, 05/15/2033	129,041
9,728	5.50%, 06/15/2035	9,973
127,224	5.50%, 05/20/2038	129,633
494,507	5.50%, 03/20/2039(3)	41,480
533,574	5.50%, 02/16/2047(3)	74,214
286,307	5.50%, 02/20/2047(3)	42,818
35,955,000	5.50%, 08/20/2054(14)	35,857,958
392,177	5.92%, 07/20/2039(3)(4)	4,356
12,500	6.00%, 11/15/2032	12,742
49,703	6.00%, 02/15/2033	50,604
3,361	6.00%, 07/15/2033	3,358
11,419	6.00%, 10/15/2034	11,418
102,489	6.00%, 03/15/2036	106,407
1,169	6.00%, 05/15/2036	1,222
60,682	6.00%, 08/15/2039	62,308
4,841	6.00%, 09/15/2039	4,980
9,388	6.00%, 06/15/2040	9,608
640,097	6.00%, 09/20/2040(3)	104,193
588,021	6.00%, 02/20/2046(3)	70,159
39,361,000	6.00%, 08/20/2054(14)	39,888,358
2,413,738	6.00%, 07/20/2055	2,450,129
2,873	6.50%, 09/15/2028	2,909
188	6.50%, 10/15/2028	190
1,884	6.50%, 12/15/2028	1,903
7,185	6.50%, 05/15/2029	7,336
2,369	6.50%, 08/15/2031	2,412
512	6.50%, 10/15/2031	512
48,338	6.50%, 11/15/2031	49,608
13,026	6.50%, 01/15/2032	13,382
2,408	6.50%, 03/15/2032	2,500
1,860	6.50%, 04/15/2032	1,887
		316,528,608
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	558,055
	Uniform Mortgage-Backed Security - 13.9%
79,087,000	2.00%, 08/01/2054(14)	61,852,785
10,196,000	2.50%, 08/01/2054(14)	8,352,827
18,555,000	3.00%, 08/01/2055(14)	15,876,621
40,155,000	3.50%, 08/01/2054(14)	35,867,580
5,222,000	4.00%, 08/01/2054(14)	4,815,755
4,740,000	5.00%, 08/01/2054(14)	4,612,957
35,225,000	5.50%, 08/01/2039(14)	35,817,775
427,863,000	6.00%, 08/01/2054(14)	433,776,850
6,660,000	6.50%, 08/01/2054(14)	6,869,206
8,445,000	7.00%, 08/01/2054(14)	8,872,526
		616,714,882
	Total U.S. Government Agencies (cost $1,891,136,938)	$1,838,669,924
U.S. GOVERNMENT SECURITIES - 30.0%
	U.S. Treasury Securities - 30.0%
	U.S. Treasury Bonds - 10.0%
100,845,000	1.25%, 05/15/2050	$47,802,894
23,005,000	1.38%, 08/15/2050	11,182,587
5,160,000	2.50%, 02/15/2045	3,589,223
18,100,000	2.50%, 02/15/2046	12,402,742
23,034,000	2.88%, 11/15/2046	16,765,333
6,035,000	3.00%, 05/15/2045	4,567,976
12,500,000	3.00%, 02/15/2047	9,277,344
14,136,000	3.00%, 05/15/2047	10,464,505
17,840,000	3.00%, 02/15/2048	13,098,463
58,725,000	3.00%, 08/15/2052(16)	41,747,511
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 30.0% - (continued)
	U.S. Treasury Securities - 30.0% - (continued)
	U.S. Treasury Bonds - 10.0% - (continued)
$ 11,885,000	3.13%, 02/15/2043	$9,454,610
55,100,000	3.13%, 08/15/2044(17)	42,945,715
43,015,000	3.13%, 05/15/2048	32,241,087
16,225,000	3.38%, 08/15/2042	13,472,454
63,465,000	3.38%, 05/15/2044	51,600,020
14,635,000	3.63%, 08/15/2043	12,450,040
31,690,000	3.63%, 05/15/2053	25,472,075
19,765,000	4.00%, 11/15/2042	17,839,457
10,820,000	4.13%, 08/15/2053	9,523,713
62,680,000	4.25%, 08/15/2054	56,372,825
		442,270,574
	U.S. Treasury Inflation-Indexed Bonds - 2.2%
38,158,851	0.25%, 02/15/2050(18)	21,755,137
8,465,617	0.63%, 02/15/2043(18)	6,241,006
43,580,126	0.75%, 02/15/2042(18)	33,600,174
19,479,263	0.75%, 02/15/2045(18)	14,081,910
8,024,407	1.00%, 02/15/2046(18)	6,011,934
22,350,584	1.38%, 02/15/2044(18)	18,618,691
		100,308,852
	U.S. Treasury Inflation-Indexed Notes - 1.3%
56,955,140	1.75%, 01/15/2034(18)	56,313,839
	U.S. Treasury Notes - 16.5%
100,000,000	0.38%, 09/30/2027	92,718,750
66,985,000	0.63%, 11/30/2027	62,128,587
114,770,000	0.63%, 05/15/2030	98,258,363
125,730,000	3.75%, 04/15/2028	125,258,512
86,485,000	3.88%, 08/15/2034	83,667,481
22,605,000	4.00%, 10/31/2029	22,667,694
36,600,000	4.13%, 11/30/2031	36,664,336
72,045,000	4.25%, 03/15/2027	72,312,355
137,460,000	4.25%, 11/15/2034	136,600,875
		730,276,953
	Total U.S. Government Securities (cost $1,483,964,873)	$1,329,170,218
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(19)(20)	$—
	Total Common Stocks (cost $117,242)	$—
	Total Long-Term Investments (cost $5,316,754,591)	$5,084,148,515
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.3%
11,408,572
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value of
$11,409,954; collateralized by
U.S. Treasury Inflation-Indexed Note
at 1.63%, maturing 10/15/2027, with
a market value of $11,636,867
		$11,408,572

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7% - (continued)
	Securities Lending Collateral - 0.4%
17,755,980	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(21)		$17,755,980
	Total Short-Term Investments (cost $29,164,552)		$29,164,552
	Total Investments Excluding Purchased Options (cost $5,345,919,143)	115.5%	$5,113,313,067
	Total Purchased Options (cost $1,088,195)	0.0%	$1,074,830
	Total Investments (cost $5,347,007,338)	115.5%	$5,114,387,897
	Other Assets and Liabilities	(15.5)%	(687,834,556)
	Net Assets	100.0%	$4,426,553,341
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$1,120,835,577, representing 25.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $41,103,389, representing 0.9% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	Market value is less than $1.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $16,780,758.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $14,964,750.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$117,242	$—

(20)	Investment valued using significant unobservable inputs.
(21)	Current yield as of period end.

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

OTC Swaptions Outstanding at July 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	10,300,000	$545,772	$544,098	$1,674
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	10,300,000	$529,058	$544,097	$(15,039)
Total purchased OTC swaption contracts							$1,074,830	$1,088,195	$(13,365)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,160	09/15/2025	$84,825,106	$68,677
Canadian 10-Year Bond Future	1,706	09/18/2025	148,388,510	(890,578)
Euro-BUND Future	54	09/08/2025	7,992,733	(86,935)
U.S. Treasury 5-Year Note Future	2,627	09/30/2025	284,167,516	1,111,377
U.S. Treasury Long Bond Future	43	09/19/2025	4,910,062	117,514
U.S. Treasury Ultra Bond Future	732	09/19/2025	85,872,750	663,473
Total				$983,528
Short position contracts:
Euro BUXL 30-Year Bond Future	(151)	09/08/2025	$(20,227,053)	$647,777
Euro-BTP Italian Bond Future	(635)	09/08/2025	(87,510,143)	130,377
French Government Bond Future	(766)	09/08/2025	(107,775,038)	952,070
U.S. Treasury 2-Year Note Future	(203)	09/30/2025	(42,017,828)	118,352
U.S. Treasury 10-Year Note Future	(1,084)	09/19/2025	(120,391,750)	374,945
U.S. Treasury 10-Year Ultra Future	(218)	09/19/2025	(24,651,031)	(192,568)
Total				$2,030,953
Total futures contracts				$3,014,481

TBA Sale Commitments Outstanding at July 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 3.50%	$15,085,000	08/01/2054	$(13,474,348)	$40,280
Uniform Mortgage-Backed Security, 4.50%	1,502,000	08/01/2054	(1,424,637)	2,790
Uniform Mortgage-Backed Security, 5.00%	31,595,000	08/01/2054	(30,748,181)	(53,193)
Uniform Mortgage-Backed Security, 5.50%	149,237,000	08/01/2054	(148,446,902)	98,116
Uniform Mortgage-Backed Security, 6.50%	24,660,000	08/01/2054	(25,434,627)	2,401
Total TBA sale commitments (proceeds receivable $219,619,089)			$(219,528,695)	$90,394
At July 31, 2025, the aggregate market value of TBA Sale Commitments represents (5.0)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$(81,010)	$(81,010)
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(148,778)	(644,123)	(495,345)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(69,609)	5,411,641	5,481,250
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	8,949	—	3,003,663	2,994,714
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	80,996	—	1,539,411	1,458,415
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(79,770)	1,078,259	1,158,029

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	$51,811	$—	$1,048,558	$996,747
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,642	—	401,554	390,912
Total centrally cleared interest rate swaps contracts						$152,398	$(298,157)	$11,757,953	$11,903,712

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,426,000	BRL	776,015	USD	GSC	09/17/2025	$4,696
2,422,000	EUR	2,847,934	USD	SSG	09/17/2025	(74,949)
777,310	USD	4,426,000	BRL	MSC	09/17/2025	(3,401)
49,581,245	USD	43,122,000	EUR	DEUT	09/17/2025	210,207
1,329,914	USD	1,128,000	EUR	UBS	09/17/2025	38,450
Total foreign currency contracts						$175,003
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$790,560,170	$—	$790,560,170	$—
Corporate Bonds	1,009,533,118	—	1,009,533,118	—
Foreign Government Obligations	93,506,872	—	93,506,872	—
Municipal Bonds	22,706,465	—	22,706,465	—
Senior Floating Rate Interests	1,748	—	1,748	—
U.S. Government Agencies	1,838,669,924	—	1,838,669,924	—
U.S. Government Securities	1,329,170,218	—	1,329,170,218	—
Common Stocks	—	—	—	—
Short-Term Investments	29,164,552	17,755,980	11,408,572	—
Purchased Options	1,074,830	—	1,074,830	—
Foreign Currency Contracts(2)	253,353	—	253,353	—
Futures Contracts(2)	4,184,562	4,184,562	—	—
Swaps - Interest Rate(2)	12,480,067	—	12,480,067	—
Total	$5,131,305,879	$21,940,542	$5,109,365,337	$—
Liabilities
Foreign Currency Contracts(2)	$(78,350)	$—	$(78,350)	$—
Futures Contracts(2)	(1,170,081)	(1,170,081)	—	—
Swaps - Interest Rate(2)	(576,355)	—	(576,355)	—
TBA Sale Commitments	(219,528,695)	—	(219,528,695)	—
Total	$(221,353,481)	$(1,170,081)	$(220,183,400)	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

234

The Hartford World Bond Fund
Schedule of Investments
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
	Bermuda - 0.4%
$ 1,203,964	AREIT Trust 6.45%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$1,206,652
	Bellemeade Re Ltd.
2,000,000	7.50%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,057,613
2,505,000	8.60%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,588,513
	Home RE Ltd.
2,666,558	8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,737,587
1,000,000	10.35%, 10/25/2033, 30 day USD SOFR Average + 6.00%(1)(2)	1,069,246
537,559	PFP Ltd. 6.71%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	539,013
2,467,518	Radnor RE Ltd. 11.10%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,569,067
1,460,000	TSTAT Ltd. 6.18%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,449,657
		14,217,348
	Cayman Islands - 2.1%
1,185,000	720 East CLO Ltd. 7.37%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,189,381
2,000,000	Apidos CLO XXX Ltd. 5.83%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,000,970
1,285,000	Ares XXXIV CLO Ltd. 6.18%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,286,077
	Bain Capital Credit CLO Ltd.
2,145,000	6.22%, 07/24/2034, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,147,460
2,500,000	6.23%, 04/22/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,502,798
480,000	BDS Ltd. 6.76%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	479,111
3,500,000	Benefit Street Partners CLO XXII Ltd. 6.08%, 04/20/2035, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,500,434
2,697,664	BSPRT Issuer Ltd. 6.60%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	2,698,735
2,310,000	Buckhorn Park CLO Ltd. 7.23%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,314,086
500,000	Carlyle C17 CLO Ltd. 7.37%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	500,900
2,930,000	CIFC Funding Ltd. 6.49%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,934,840
1,000,000	Elmwood CLO 14 Ltd. 7.48%, 04/20/2035, 3 mo. USD Term SOFR + 3.15%(1)(2)	999,761
215,192	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	210,888
1,660,000	Flatiron CLO 20 Ltd. 6.24%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,661,355
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	Cayman Islands - 2.1% - (continued)
$ 865,000	Franklin Park Place CLO VI LLC 6.32%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	$865,000
1,300,000	GoldenTree Loan Management U.S. CLO 7 Ltd. 6.08%, 04/20/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,304,495
860,000	GoldenTree Loan Management U.S. CLO 8 Ltd. 7.23%, 10/20/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	861,965
4,250,000	Golub Capital Partners CLO 60B Ltd. 5.92%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,250,969
2,275,000	Golub Capital Partners Static Ltd. 5.98%, 07/20/2035, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,275,282
770,000	Greystone CRE Notes Ltd. 6.46%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	761,338
1,311,481	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,268,853
1,364,883	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,300,445
3,000,000	HPS Loan Management Ltd. 6.18%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,994,921
500,000	Madison Park Funding XL Ltd. 8.19%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	501,425
2,775,000	Magnetite XXV Ltd. 7.88%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,786,003
1,460,000	Morgan Stanley Eaton Vance CLO LLC 6.27%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,465,339
	OCP CLO Ltd.
750,000	7.27%, 10/17/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	750,457
915,000	10.17%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	915,000
1,500,000	OZLM XVIII Ltd. 6.43%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,506,425
1,725,000	Palmer Square CLO Ltd. 6.12%, 07/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,726,694
	Palmer Square Loan Funding Ltd.
3,000,000	5.79%, 07/15/2033, 3 mo. USD Term SOFR + 1.40%(1)(2)	3,000,000
1,910,000	5.97%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,911,551
2,375,000	6.02%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,377,366
1,645,000	6.57%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,645,000
1,935,000	6.87%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,936,298
2,495,000	7.42%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,492,043
2,989,334	Rockford Tower CLO Ltd. 6.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,991,579

235

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	Cayman Islands - 2.1% - (continued)
$ 3,140,000	Sixth Street CLO VIII Ltd. 6.13%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	$3,144,515
1,620,000	Sixth Street CLO XXIII Ltd. 6.57%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,621,733
1,500,000	Sound Point CLO II Ltd. 6.43%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,501,175
835,000	Sound Point CLO V-R Ltd. 7.69%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	814,649
1,350,000	Sound Point CLO XXXIII Ltd. 6.22%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,350,763
2,545,000	Southwick Park CLO LLC 5.88%, 07/20/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,545,000
1,000,000	Symphony CLO XXII Ltd. 6.43%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,000,153
3,500,000	Symphony CLO XXIX Ltd. 6.29%, 10/15/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	3,500,486
319,688	Thunderbolt II Aircraft Lease Ltd. 5.96%, 09/15/2038(1)(3)	318,155
1,400,000	TRTX Issuer Ltd. 6.40%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,394,764
		83,506,637
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC 3.87%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	489,334
	Jersey - 0.1%
$ 1,170,000	Bain Capital Credit CLO Ltd. 7.23%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,171,751
1,040,000	Hartwick Park CLO Ltd. 6.03%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,040,684
1,515,000	OCP Aegis CLO Ltd. 6.17%, 01/16/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,512,364
		3,724,799
	United States - 5.8%
2,685,000	280 Park Avenue Mortgage Trust 5.52%, 09/15/2034, 1 mo. USD Term SOFR + 1.18%(1)(2)	2,665,008
	AASET Trust
2,125,731	2.80%, 01/15/2047(1)	1,983,207
489,000	3.54%, 01/15/2047(1)	459,253
2,417,355	6.26%, 05/16/2049(1)	2,475,278
603,067	ACRE Commercial Mortgage Ltd. 6.36%, 12/18/2037, 1 mo. USD Term SOFR + 2.01%(1)(2)	597,426
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,151,259
3,810,000	ALA Trust 6.08%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	3,831,431
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 5.8% - (continued)
$ 1,000,000	American Credit Acceptance Receivables Trust 3.64%, 03/13/2028(1)	$999,260
	Angel Oak Mortgage Trust
673,764	1.98%, 10/25/2066(1)(4)	577,365
1,675,000	3.81%, 04/25/2065(1)(4)	1,572,214
1,653,570	5.62%, 05/25/2069(1)(3)	1,651,337
1,480,237	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,467,588
895,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.06%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	894,560
2,530,000	BAHA Trust 7.52%, 12/10/2041(1)(4)	2,603,746
2,250,000	Bain Capital Credit CLO Ltd. 8.02%, 07/17/2035, 3 mo. USD Term SOFR + 3.70%(1)(2)	2,252,911
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	480,119
5,020,968	BBCMS Mortgage Trust 1.59%, 04/15/2053(4)(5)	237,936
	Benchmark Mortgage Trust
2,513,632	1.01%, 03/15/2052(4)(5)	72,587
1,888,000	2.94%, 02/15/2053(4)	1,693,700
2,080,000	BFLD Commercial Mortgage Trust 6.18%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,089,841
846,127	Blackbird Capital II Aircraft Lease Ltd. 2.44%, 07/15/2046(1)	790,674
655,000	BMO Mortgage Trust 5.98%, 11/15/2057(4)	646,376
	BPR Trust
460,000	5.85%, 11/05/2041(1)(4)	457,809
1,150,000	5.87%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,141,490
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	401,046
1,090,000	2.32%, 02/25/2049(1)(4)	911,719
1,334,000	5.09%, 05/25/2060(1)(4)	1,328,741
1,496,964	Bridge Trust 3.40%, 11/17/2037(1)	1,485,448
	Business Jet Securities LLC
808,989	5.36%, 09/15/2039(1)	814,659
599,499	6.20%, 05/15/2039(1)	609,782
2,354,252	BX Commercial Mortgage Trust 6.46%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	2,349,117
	BX Trust
1,075,000	6.10%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,075,000
1,100,000	6.35%, 10/15/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	1,100,000
2,428,360	6.88%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,428,360
2,860,000	BXSC Commercial Mortgage Trust 6.73%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	2,865,362
6,779,321	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(4)(5)	198,562
	Castlelake Aircraft Structured Trust
187,476	2.74%, 08/15/2041(1)	181,456
553,853	3.97%, 04/15/2039(1)	531,699
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,795,716

236

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 5.8% - (continued)
$ 2,399,092	5.99%, 12/26/2069(1)(3)	$2,397,664
2,056,543	7.18%, 09/25/2068(1)(3)	2,069,781
	Commercial Mortgage Trust
869,056	3.92%, 02/10/2047(4)	843,881
1,650,000	3.97%, 02/10/2047(4)	1,569,203
800,847	CSAIL Commercial Mortgage Trust 0.04%, 04/15/2050(4)(5)	8
	CSMC Trust
1,537,245	1.38%, 07/25/2066(1)(4)	1,278,786
1,361,260	1.84%, 10/25/2066(1)(4)	1,202,824
1,052,376	7.56%, 12/27/2060(1)(4)	1,059,576
695,000	Durst Commercial Mortgage Trust 5.32%, 08/10/2042(1)(4)	695,000
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,205,531
2,000,000	5.81%, 12/16/2030	2,011,007
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,604,161	5.30%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,610,339
1,435,000	5.32%, 07/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,436,337
1,152,769	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,155,651
1,724,406	5.35%, 05/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,724,407
1,271,924	5.80%, 03/25/2045, 30 day USD SOFR Average + 1.45%(1)(2)	1,281,759
1,200,000	5.85%, 05/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,202,242
2,275,000	5.92%, 07/25/2045, 30 day USD SOFR Average + 1.60%(1)(2)	2,276,422
3,430,000	6.00%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	3,446,970
835,000	6.55%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	847,676
3,550,000	6.60%, 03/25/2045, 30 day USD SOFR Average + 2.25%(1)(2)	3,613,232
765,000	7.35%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	784,362
1,415,000	7.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,478,675
2,700,000	7.46%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,755,701
2,356,739	7.71%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,414,196
2,550,464	7.86%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,602,264
2,950,000	7.90%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,091,278
2,105,000	8.11%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,184,590
1,498,797	8.21%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,534,309
1,260,000	8.25%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,339,800
2,310,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,442,563
3,840,000	8.71%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,178,034
1,715,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,788,309
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 5.8% - (continued)
$ 3,406,563	9.71%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	$3,517,277
1,613,537	11.24%, 01/25/2029, 30 day USD SOFR Average + 10.86%(2)	1,742,294
1,388,674	13.71%, 04/25/2029, 30 day USD SOFR Average + 9.36%(2)	1,500,374
2,961,319	14.71%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	3,185,425
1,309,254	16.21%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,398,025
1,956,401	FIGRE Trust 5.83%, 01/25/2055(1)(4)	1,971,295
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	582,709
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	2,019,755
803,720	4.25%, 07/17/2039(1)	796,032
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	918,849
3,501,000	FS Commercial Mortgage Trust 7.07%, 11/10/2039(1)	3,574,384
3,311,439	GCAT Trust 4.21%, 02/25/2067(1)(4)	3,254,883
2,410,000	Hertz Vehicle Financing III LP 2.52%, 12/27/2027(1)	2,314,882
576,667	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	575,745
1,477,082	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,483,525
2,027,968	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,998,772
1,400,000	HONO Mortgage Trust 6.31%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,379,483
3,309,625	Imperial Fund Mortgage Trust 5.39%, 08/25/2067(1)(3)	3,291,953
1,417,122	JP Morgan Chase Bank NA 8.82%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,501,884
5,982,912	JPMBB Commercial Mortgage Securities Trust 0.35%, 09/15/2047(4)(5)	60
	Legacy Mortgage Asset Trust
381,041	5.75%, 04/25/2061(1)(3)	377,160
256,297	5.89%, 10/25/2066(1)(3)	254,190
1,614,905	7.25%, 07/25/2061(1)(3)	1,603,656
1,490,000	Magnetite XXXIX Ltd. 7.02%, 01/25/2037, 3 mo. USD Term SOFR + 2.70%(1)(2)	1,489,970
832,610	MFA Trust 5.75%, 11/25/2067(1)(3)	830,097
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.80%, 05/15/2046(1)(4)	815,613
7,027,412	Morgan Stanley Capital I Trust 1.25%, 06/15/2050(4)(5)	105,474
	Multifamily Connecticut Avenue Securities Trust
1,374,798	6.75%, 05/25/2055, 30 day USD SOFR Average + 2.40%(1)(2)	1,378,234
1,596,949	7.10%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,622,731
1,081,975	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,008,507
	OBX Trust
934,420	5.93%, 11/25/2063(1)(3)	938,019
698,130	6.44%, 01/25/2064(1)(3)	703,355

237

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 5.8% - (continued)
	PRET LLC
$ 1,372,445	3.84%, 07/25/2051(1)(3)	$1,334,807
1,184,175	5.49%, 10/25/2051(1)(4)	1,184,030
1,115,000	8.72%, 05/25/2055(1)(3)	1,115,012
	Progress Residential Trust
1,970,000	3.18%, 10/17/2038(1)	1,915,149
845,000	3.33%, 07/17/2041(1)	785,822
1,000,000	3.40%, 04/17/2041(1)(4)	911,723
1,230,000	3.75%, 02/17/2041(1)	1,169,099
1,355,000	4.65%, 03/17/2040(1)	1,342,163
910,000	5.50%, 10/27/2039(1)	902,159
	PRPM LLC
1,142,580	4.50%, 02/25/2055(1)(3)	1,123,961
2,460,000	5.77%, 08/25/2030(1)(4)	2,460,261
1,873,783	5.87%, 11/25/2029(1)(3)	1,866,231
1,479,066	6.41%, 08/25/2029(1)(3)	1,480,645
1,832,915	6.47%, 05/25/2030(1)(3)	1,833,932
787,439	7.03%, 03/25/2029(1)(3)	794,614
1,555,421	PRPM Trust 4.40%, 04/25/2067(1)(3)	1,537,507
2,150,181	Ready Capital Mortgage Financing LLC 6.73%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	2,151,919
1,040,000	RFR Trust 5.82%, 03/11/2041(1)(4)	1,048,227
2,214,491	Sonic Capital LLC 3.85%, 01/20/2050(1)	2,165,054
	STAR Trust
2,729,000	5.76%, 08/17/2042, 1 mo. USD Term SOFR + 1.40%(1)(2)	2,734,958
1,635,000	6.86%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,632,280
2,410,891	Stonepeak ABS 2.68%, 02/28/2033(1)	2,296,625
2,456,437	Subway Funding LLC 6.03%, 07/30/2054(1)	2,487,203
2,911,743	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	2,931,691
3,147,000	Triangle Re Ltd. 9.60%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,304,097
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	479,719
1,210,000	5.70%, 06/17/2040(1)	1,222,426
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,526,289
853,117	6.15%, 07/25/2069(1)(3)	856,139
1,349,763	6.19%, 06/25/2069(1)(3)	1,357,790
1,025,319	6.22%, 06/25/2069(1)(3)	1,033,419
1,276,597	VINE Trust 4.50%, 03/17/2041(1)	1,242,304
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	1,008,504
183,737	VOLT C LLC 5.99%, 05/25/2051(1)(3)	183,318
633,784	VOLT XCIII LLC 8.83%, 02/27/2051(1)(3)	633,571
87,688	VOLT XCIV LLC 6.24%, 02/27/2051(1)(3)	87,631
242,690	VOLT XCV LLC 6.24%, 03/27/2051(1)(3)	242,174
13,265	VOLT XCVI LLC 6.12%, 03/27/2051(1)(3)	13,244
2,023,347	VOLT XCVII LLC 8.83%, 04/25/2051(1)(3)	2,022,785
1,050,868	Wave LLC 3.60%, 09/15/2044(1)	1,022,998
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 5.8% - (continued)
$ 2,370,000	WBHT Commercial Mortgage Trust 6.08%, 06/15/2042, 1 mo. USD Term SOFR + 1.74%(1)(2)	$2,375,913
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,389,644
1,455,000	3.15%, 09/15/2057(1)	1,422,852
	Wells Fargo NA
3,341,314	0.93%, 02/15/2052(4)(5)	84,967
9,741,133	1.00%, 04/15/2052(4)(5)	298,171
9,082,542	1.19%, 03/15/2063(4)(5)	371,487
2,970,000	2.84%, 01/15/2063	2,682,801
2,240,000	4.65%, 11/15/2061(4)	2,090,657
1,372,742	WFRBS Commercial Mortgage Trust 4.56%, 09/15/2046(1)(4)	1,304,667
1,130,202	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,120,843
818,972	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	842,719
1,180,000	WSTN Trust 7.02%, 07/05/2037(1)(4)	1,203,437
		229,155,669
	Total Asset & Commercial Mortgage-Backed Securities (cost $331,519,253)	$331,093,787
CONVERTIBLE BONDS - 0.1%
	United States - 0.1%
225,000	Carnival Corp. 5.75%, 12/01/2027	$519,525
675,000	Datadog, Inc. 0.00%, 12/01/2029(1)(6)	655,117
425,000	NCL Corp. Ltd. 1.13%, 02/15/2027	446,250
225,000	Seagate HDD Cayman 3.50%, 06/01/2028	436,163
644,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	652,050
		2,709,105
	Total Convertible Bonds (cost $2,397,165)	$2,709,105
CORPORATE BONDS - 11.5%
	Brazil - 0.1%
4,950,000	Raizen Fuels Finance SA 6.95%, 03/05/2054(1)	$4,623,283
	Canada - 0.7%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	855,040
	Enbridge, Inc.
6,885,000	4.60%, 06/20/2028	6,913,420
7,645,000	5.95%, 04/05/2054	7,572,641
1,148,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,182,174
	goeasy Ltd.
600,000	6.88%, 05/15/2030(1)	601,156
600,000	7.63%, 07/01/2029(1)	617,849
195,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	190,925
10,350,000	Open Text Corp. 3.88%, 02/15/2028(1)	9,961,973
		27,895,178
	China - 0.0%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(7)	1,158,799

238

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Colombia - 0.2%
	Ecopetrol SA
$ 3,870,000	5.88%, 11/02/2051	$2,642,075
4,002,000	8.38%, 01/19/2036	3,952,122
		6,594,197
	France - 0.1%
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	362,956
	Bertrand Franchise Finance SAS
EUR 510,000	5.77%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	566,767
145,000	6.50%, 07/18/2030(1)	165,791
1,350,000	Elior Group SA 3.75%, 07/15/2026(7)	1,535,365
		2,630,879
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	696,869
	India - 0.4%
3,423,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(7)	3,143,561
5,202,000	Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(7)	5,033,875
3,219,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	3,278,219
2,895,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(7)	2,897,256
		14,352,911
	Indonesia - 0.1%
5,746,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(7)	5,740,384
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	10,003,288
370,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	372,440
		10,375,728
	Israel - 0.1%
2,114,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(7)	1,974,265
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,768,676
		3,742,941
	Italy - 0.3%
$ 7,570,000	Eni SpA 5.75%, 05/19/2035(1)	7,724,946
1,300,000	Fibercop SpA 7.20%, 07/18/2036(1)	1,287,260
EUR 645,000	IMA Industria Macchine Automatiche SpA 5.78%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	742,234
1,845,000	TeamSystem SpA 5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	2,111,454
		11,865,894
	Japan - 0.1%
	Nissan Motor Co. Ltd.
$ 865,000	4.35%, 09/17/2027(1)	843,847
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	Japan - 0.1% - (continued)
$ 900,000	7.75%, 07/17/2032(1)(8)	$931,692
900,000	Rakuten Group, Inc. 5.13%, 04/22/2026, (5.13% fixed rate until 04/22/2026; 5 yr. USD CMT + 4.58% thereafter)(1)(9)(10)	885,582
		2,661,121
	Mexico - 0.1%
7,112,000	Petroleos Mexicanos 7.69%, 01/23/2050	6,029,295
	Netherlands - 0.0%
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(7)	715,426
	Saudi Arabia - 0.5%
$ 17,845,000	Saudi Arabian Oil Co. 4.75%, 06/02/2030(1)	17,965,738
	Slovenia - 0.1%
	United Group BV
EUR 1,070,000	6.39%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,222,610
560,000	6.50%, 10/31/2031(1)	653,433
600,000	6.75%, 02/15/2031(1)	707,709
		2,583,752
	Sweden - 0.0%
250,000	Verisure Holding AB 3.25%, 02/15/2027(7)	284,741
	United Kingdom - 0.1%
1,245,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	1,479,212
595,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)	685,702
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	423,942
590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	610,935
GBP 700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(7)	976,403
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(7)(8)	776,820
		4,953,014
	United States - 8.3%
	Acrisure LLC/Acrisure Finance, Inc.
$ 220,000	6.75%, 07/01/2032(1)	222,750
835,000	7.50%, 11/06/2030(1)	862,621
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)(8)	316,126
1,300,000	AECOM 6.00%, 08/01/2033(1)	1,310,569
2,495,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,616,349
11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,370,037
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)(8)	1,624,438
1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	1,302,968
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	668,475
1,330,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,300,199

239

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	United States - 8.3% - (continued)
$ 4,245,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	$4,238,100
900,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.38%, 03/01/2029(1)	861,668
1,300,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	1,326,820
1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,322,704
	Boots Group Finco LP
EUR 115,000	5.38%, 08/31/2032(1)	134,355
GBP 410,000	7.38%, 08/31/2032(1)	551,619
$ 1,200,000	Buckeye Partners LP 6.75%, 02/01/2030(1)	1,242,304
	Builders FirstSource, Inc.
1,672,000	6.38%, 03/01/2034(1)	1,696,593
600,000	6.75%, 05/15/2035(1)	615,180
430,000	CACI International, Inc. 6.38%, 06/15/2033(1)	439,693
	Carnival Corp.
1,064,000	5.75%, 03/01/2027(1)	1,074,613
8,520,000	5.75%, 08/01/2032(1)	8,577,680
1,300,000	5.88%, 06/15/2031(1)	1,319,500
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,418,000	4.25%, 01/15/2034(1)(8)	1,221,823
4,649,000	6.38%, 09/01/2029(1)	4,691,729
740,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	782,879
17,290,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	13,406,402
	CHS/Community Health Systems, Inc.
265,000	9.75%, 01/15/2034(1)	266,693
1,498,000	10.88%, 01/15/2032(1)	1,570,476
	Clear Channel Outdoor Holdings, Inc.
1,055,000	7.13%, 02/15/2031(1)	1,053,544
1,070,000	7.50%, 03/15/2033(1)	1,068,101
1,200,000	9.00%, 09/15/2028(1)(8)	1,257,289
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	611,548
424,000	3.75%, 01/15/2032(1)	376,643
700,000	4.75%, 03/15/2028(1)	688,252
1,200,000	Cloud Software Group, Inc. 8.25%, 06/30/2032(1)	1,277,797
1,040,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(1)	1,065,282
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,477,029
8,400,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 01/15/2029(1)	8,237,427
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	327,868
1,190,000	CP Atlas Buyer, Inc. 9.75%, 07/15/2030(1)(8)	1,200,686
1,570,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,660,407
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	402,557
612,000	Deluxe Corp. 8.13%, 09/15/2029(1)	630,045
1,330,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	1,386,183
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	United States - 8.3% - (continued)
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
$ 11,245,000	5.88%, 08/15/2027(1)	$11,183,192
1,280,000	10.00%, 02/15/2031(1)	1,234,401
11,374,000	Discovery Communications LLC 3.95%, 03/20/2028	10,947,475
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,335,764
1,400,118	EchoStar Corp. 6.75%, 11/30/2030(11)	1,326,612
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(8)	696,810
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,343,880
	EQT Corp.
$ 622,000	4.50%, 01/15/2029(1)	614,528
1,289,000	4.75%, 01/15/2031(1)	1,269,835
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,379,243
8,140,000	Ford Motor Credit Co. LLC 5.13%, 11/05/2026	8,117,201
175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	183,660
1,600,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)(8)	1,500,618
5,179,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	5,201,467
	Freedom Mortgage Holdings LLC
371,000	8.38%, 04/01/2032(1)	379,450
1,175,000	9.13%, 05/15/2031(1)	1,221,430
685,000	9.25%, 02/01/2029(1)	713,966
	Frontier Communications Holdings LLC
2,100,000	5.00%, 05/01/2028(1)	2,097,358
5,505,000	5.88%, 10/15/2027(1)	5,505,996
	General Motors Financial Co., Inc.
7,785,000	5.00%, 07/15/2027	7,826,225
5,900,000	6.05%, 10/10/2025	5,913,262
7,565,000	6.15%, 07/15/2035	7,753,805
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	690,526
10,780,000	Henneman Trust 6.58%, 05/15/2055(1)	10,886,008
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,362,399
3,860,000	Icon Investments Six DAC 5.81%, 05/08/2027	3,923,864
1,585,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,625,346
680,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(8)	657,458
1,300,000	KBR, Inc. 4.75%, 09/30/2028(1)	1,252,875
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	560,380
1,525,000	Level 3 Financing, Inc. 4.00%, 04/15/2031(1)(8)	1,311,500
6,410,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	6,567,188
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,725,845
13,160,000	Mars, Inc. 5.00%, 03/01/2032(1)	13,281,166
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	589,459
600,000	6.88%, 04/15/2028(1)	609,825
1,410,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)(8)	1,271,553
875,000	Medline Borrower LP 5.25%, 10/01/2029(1)	857,904

240

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	United States - 8.3% - (continued)
$ 5,510,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	$5,659,434
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,056,271
675,000	Newell Brands, Inc. 6.63%, 05/15/2032(8)	645,522
790,000	Novelis Corp. 3.25%, 11/15/2026(1)	777,191
1,250,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	1,310,406
	OneMain Finance Corp.
905,000	6.13%, 05/15/2030	906,520
427,000	7.13%, 03/15/2026	432,311
1,436,000	ONEOK, Inc. 5.63%, 01/15/2028(1)	1,463,361
825,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	869,176
1,145,000	PennyMac Financial Services, Inc. 6.88%, 05/15/2032(1)	1,166,576
1,440,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,469,366
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	578,378
730,000	RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 06/15/2033(1)	747,577
1,356,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	1,276,348
	Rocket Cos., Inc.
930,000	6.13%, 08/01/2030(1)	942,976
510,000	6.38%, 08/01/2033(1)	520,191
700,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	722,368
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,207,348
1,000,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(8)(12)	887,775
1,430,000	Seagate Data Storage Technology Pte. Ltd. 5.88%, 07/15/2030(1)	1,444,589
620,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	640,457
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	193,730
625,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	637,506
1,325,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)(8)	1,298,483
	Spirit AeroSystems, Inc.
725,000	9.38%, 11/30/2029(1)	766,063
875,000	9.75%, 11/15/2030(1)	962,328
25,000	Sprint LLC 7.63%, 03/01/2026	25,189
2,563,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,572,059
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	539,155
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	565,838
6,540,000	Synopsys, Inc. 5.70%, 04/01/2055	6,448,989
1,209,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	1,239,100
3,808,000	TransDigm, Inc. 6.38%, 05/31/2033(1)	3,832,188
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,535,039
10,905,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	10,788,290
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.5% - (continued)
	United States - 8.3% - (continued)
	United Wholesale Mortgage LLC
$ 1,450,000	5.50%, 11/15/2025(1)	$1,449,703
1,315,000	5.75%, 06/15/2027(1)	1,314,855
	Univision Communications, Inc.
1,200,000	8.50%, 07/31/2031(1)	1,218,684
210,000	9.38%, 08/01/2032(1)	217,896
950,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	950,418
765,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	774,040
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	816,498
2,325,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	2,520,014
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,139,212
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)(8)	1,512,243
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(8)	634,061
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	586,374
1,440,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)(8)	1,263,904
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	136,496
	Warnermedia Holdings, Inc.
1,673,000	3.76%, 03/15/2027	1,640,393
752,000	4.28%, 03/15/2032(8)	631,484
2,025,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)(8)	2,024,831
1,200,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	1,232,774
6,410,000	Wells Fargo & Co. 5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(9)	6,541,002
2,344,000	Western Digital Corp. 4.75%, 02/15/2026	2,336,916
1,150,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,058,274
1,185,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	1,260,375
		326,964,040
	Total Corporate Bonds (cost $445,111,694)	$451,834,190
FOREIGN GOVERNMENT OBLIGATIONS - 59.3%
	Australia - 5.9%
	Australia Government Bonds
AUD 79,733,000	1.75%, 11/21/2032(7)	$44,059,067
107,632,000	1.75%, 06/21/2051(7)	36,711,820
1,459,000	1.75%, 06/21/2051(7)	497,645
108,392,000	4.75%, 06/21/2054(7)	67,410,249
	New South Wales Treasury Corp.
27,157,000	4.25%, 02/20/2036(7)	16,465,510
24,340,000	4.75%, 02/20/2037(7)	15,182,379
	Treasury Corp. of Victoria
14,301,000	2.25%, 11/20/2034	7,384,689
12,535,000	5.00%, 11/20/2040	7,606,114
28,946,000	5.25%, 09/15/2038	18,462,072
31,304,000	5.50%, 09/15/2039	20,229,167
		234,008,712

241

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.3% - (continued)
	Brazil - 0.2%
$ 7,995,000	Brazil Government International Bonds 6.63%, 03/15/2035	$8,030,679
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 725,000	1.38%, 09/23/2050(7)	485,257
$ 3,518,000	5.00%, 03/05/2037(7)	3,428,539
		3,913,796
	Canada - 13.4%
	Canada Government Bonds
CAD 120,768,000	2.75%, 03/01/2030	86,179,682
58,507,000	3.50%, 08/01/2025	42,232,207
62,275,000	3.50%, 09/01/2029	45,863,992
	Canada Treasury Bills
98,738,000	2.45%, 08/13/2025(13)	71,192,407
133,411,000	2.57%, 08/27/2025(13)	96,093,278
75,000,000	2.58%, 09/10/2025(13)	53,965,791
80,000,000	2.59%, 10/08/2025(13)	57,445,150
49,183,000	2.62%, 09/24/2025(13)	35,352,766
52,783,000	Ontario Treasury Bills 2.64%, 09/24/2025(13)	37,940,067
		526,265,340
	Colombia - 0.2%
$ 15,544,000	Colombia Government International Bonds 3.88%, 02/15/2061	8,534,122
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(7)	3,011,422
	Hungary - 0.1%
$ 4,900,000	Hungary Government International Bonds 5.38%, 09/26/2030(1)	4,961,396
	Japan - 7.2%
JPY 1,073,068,036	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(14)	7,284,462
5,573,100,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	16,663,495
	Japan Treasury Discount Bills
12,500,000,000	0.36%, 08/12/2025(13)	82,880,628
10,500,000,000	0.42%, 09/16/2025(13)	69,590,874
5,779,750,000	0.42%, 10/27/2025(13)	38,286,704
10,289,350,000	0.44%, 09/08/2025(13)	68,201,374
		282,907,537
	Mexico - 0.5%
$ 9,030,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	9,070,635
9,200,000	Mexico Government International Bonds 6.63%, 01/29/2038	9,246,000
		18,316,635
	Netherlands - 1.1%
EUR 36,017,000	Netherlands Government Bonds 2.50%, 01/15/2030(7)	41,402,955
	New Zealand - 12.9%
	New Zealand Government Bonds
NZD 213,629,000	0.25%, 05/15/2028	115,219,628
45,886,000	1.50%, 05/15/2031	23,529,785
136,270,000	2.00%, 05/15/2032	69,948,249
9,808,000	2.75%, 04/15/2037(7)	4,750,698
35,781,000	2.75%, 05/15/2051	13,768,320
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.3% - (continued)
	New Zealand - 12.9% - (continued)
NZD 25,546,000	3.00%, 04/20/2029	$14,715,656
74,607,000	3.50%, 04/14/2033(7)	41,645,632
40,628,000	4.25%, 05/15/2034	23,622,330
36,994,000	4.25%, 05/15/2036	21,093,601
73,486,000	4.50%, 04/15/2027(7)	44,160,735
109,000,000	4.50%, 05/15/2030	66,086,232
68,373,000	4.50%, 05/15/2035	40,181,858
52,680,000	5.00%, 05/15/2054	29,976,151
		508,698,875
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,659,329
	Norway - 7.8%
	Norway Government Bonds
NOK 311,713,000	1.25%, 09/17/2031(7)	25,973,431
1,280,739,000	1.38%, 08/19/2030(7)	110,358,823
78,246,000	1.75%, 09/06/2029(7)	7,007,176
706,457,000	3.00%, 08/15/2033(7)	64,044,988
562,419,000	3.63%, 04/13/2034(7)	53,207,330
484,453,000	3.75%, 06/12/2035(7)	46,108,083
		306,699,831
	Romania - 0.0%
EUR 2,715,000	Romania Government International Bonds 2.75%, 04/14/2041(7)	2,014,998
	South Africa - 0.2%
$ 7,434,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(1)	7,064,863
	South Korea - 3.4%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	79,664,431
74,158,780,000	3.50%, 09/10/2028	55,047,823
		134,712,254
	Sweden - 4.4%
	Kommuninvest I Sverige AB
SEK 1,033,190,000	0.75%, 05/12/2028(7)	101,006,357
416,780,000	3.25%, 11/12/2029(7)	43,616,588
261,360,000	3.25%, 06/12/2030(7)	27,256,817
		171,879,762
	United Kingdom - 1.7%
GBP 21,242,000	U.K. Gilts 4.38%, 07/31/2054(7)	23,949,783
	U.K. Inflation-Linked Gilts
23,489,425	1.13%, 09/22/2035(7)(14)	29,996,051
2,968,155	1.13%, 11/22/2037(7)(14)	3,679,995
6,132,310	1.75%, 09/22/2038(7)(14)	8,071,804
		65,697,633
	Total Foreign Government Obligations (cost $2,355,885,846)	$2,332,780,139
SENIOR FLOATING RATE INTERESTS - 2.7%(15)
	Canada - 0.1%
$ 959,003	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$953,307
1,414,246	Open Text Corp. 6.11%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,413,807
		2,367,114

242

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(15) - (continued)
	France - 0.0%
	Banijay Entertainment SAS
EUR 365,000	5.19%, 03/01/2028, 3 mo. EURIBOR + 3.25%	$417,342
500,000	5.19%, 02/10/2032, 3 mo. EURIBOR + 3.25%	571,570
		988,912
	Ireland - 0.1%
$ 1,101,104	Cimpress PLC 6.86%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,097,438
EUR 1,000,000	Virgin Media Ireland Ltd. 5.49%, 07/15/2029, 1 mo. EURIBOR + 3.58%	1,131,887
		2,229,325
	Luxembourg - 0.0%
	Chrysaor Bidco SARL
$ 16,527	3.00%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(16)	16,618
222,357	7.33%, 10/30/2031, 3 mo. USD Term SOFR + 3.00%	223,589
695,176	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	696,191
		936,398
	Netherlands - 0.2%
EUR 1,035,000	Hunter Douglas, Inc. 5.23%, 01/20/2032, 3 mo. EURIBOR + 3.25%	1,174,185
610,000	Peer Holding III BV 5.23%, 11/26/2031, 3 mo. EURIBOR + 3.25%	698,673
1,625,000	Pegasus Bidco BV 5.64%, 07/12/2029, 3 mo. EURIBOR + 3.50%	1,862,701
560,000	TMF Group Holding BV 5.19%, 05/03/2028, 3 mo. EURIBOR + 3.25%	639,672
622,009	Ziggo BV 4.91%, 01/31/2029, 1 mo. EURIBOR + 3.00%	687,789
		5,063,020
	United Kingdom - 0.1%
425,000	DLG Acquisitions Ltd. 6.13%, 05/16/2031, 3 mo. EURIBOR + 4.00%	487,488
825,000	Froneri Lux Finco SARL 4.58%, 09/30/2031, 6 mo. EURIBOR + 2.50%	935,718
	Howden Group Holdings Ltd.
375,000	5.44%, 02/15/2031, 1 mo. EURIBOR + 3.50%	429,118
$ 1,076,416	7.36%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,077,374
EUR 1,265,000	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	1,436,399
		4,366,097
	United States - 2.2%
$ 277,904	AAL Delaware Holdco, Inc. 7.11%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	277,903
363,175	A-AP Buyer, Inc. 7.11%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	364,992
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(15) - (continued)
	United States - 2.2% - (continued)
$ 2,081,841	ABG Intermediate Holdings 2 LLC 6.61%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$2,076,636
1,837,874	Acrisure LLC 7.36%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,835,576
23,462	Air Comm Corp. LLC 7.32%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(16)	23,462
3,180,962	Alliant Holdings Intermediate LLC 7.10%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	3,180,644
1,298,700	Amentum Government Services Holdings LLC 6.61%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,298,051
	Aramark Services, Inc.
550,000	6.36%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	550,231
548,955	6.36%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	549,054
223,304	AssuredPartners, Inc. 7.86%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	223,731
500,000	Asurion LLC 9.72%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	479,730
1,205,166	AthenaHealth Group, Inc. 7.11%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	1,203,395
972,563	Barnes Group, Inc. 7.36%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	973,088
1,473,862	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,479,021
1,281,834	Blackhawk Network Holdings, Inc. 8.36%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,286,243
	Boxer Parent Co., Inc.
EUR 718,200	5.51%, 07/30/2031, 3 mo. EURIBOR + 3.50%	822,101
$ 523,688	7.33%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	523,515
	Caesars Entertainment, Inc.
1,369,312	6.61%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	1,367,026
1,027,000	6.61%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	1,024,689
795,875	Cast & Crew Payroll LLC 8.11%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	755,636
1,282,082	Century De Buyer LLC 7.81%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	1,283,531
1,973,425	Chamberlain Group, Inc. 7.71%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,973,109
1,289,842	Charter Communications Operating LLC 6.29%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,287,262
525,000	Clarios Global LP 7.11%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	524,780
545,000	Clearwater Analytics LLC 6.46%, 04/21/2032, 6 mo. USD Term SOFR + 2.25%	545,343

243

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(15) - (continued)
	United States - 2.2% - (continued)
$ 2,083,920	Clydesdale Acquisition Holdings, Inc. 7.53%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	$2,082,461
542,275	Construction Partners, Inc. 6.86%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	544,309
1,451,680	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	1,453,495
1,525,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,520,547
364,088	DK Crown Holdings, Inc. 6.08%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	363,556
1,049,725	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	1,050,848
1,439,157	Dun & Bradstreet Corp. 6.60%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	1,438,696
	Emerald Borrower LP
488,773	6.83%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	488,797
1,652,512	6.86%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	1,652,628
506,175	Endo Luxembourg Finance Co. I SARL 8.36%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	507,061
1,158,271	Ensemble RCM LLC 7.31%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,162,939
1,326,972	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,312,043
684,825	Epicor Software Corp. 7.11%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	685,681
1,489,518	EW Scripps Co. 10.21%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,504,413
	Filtration Group Corp.
EUR 265,000	5.40%, 10/21/2028, 1 mo. EURIBOR + 3.50%	302,923
$ 1,428,200	7.36%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,430,742
	First Brands Group LLC
1,526,308	9.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,490,058
550,000	13.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	514,250
655,000	GFL Environmental, Inc. 6.82%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	655,203
689,805	Golden State Foods LLC 8.59%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	692,392
1,863,438	Great Outdoors Group LLC 7.61%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,862,972
	Groundworks LLC
154,416	7.35%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(16)	154,416
831,933	7.35%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	831,933
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(15) - (continued)
	United States - 2.2% - (continued)
$ 598,950	Hilton Grand Vacations Borrower LLC 6.36%, 01/17/2031, 1 mo. USD Term SOFR + 2.00%	$598,094
964,781	Hobbs & Associates LLC 7.11%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	966,836
2,456,691	HUB International Ltd. 6.83%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	2,458,656
1,908,970	Iron Mountain, Inc. 6.36%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,907,385
309,089	Kodiak Building Partners, Inc. 8.04%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	297,885
1,366,256	LBM Acquisition LLC 8.19%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,270,837
165,750	LSF9 Atlantis Holdings LLC 8.55%, 03/31/2029, 3 mo. USD Term SOFR + 4.25%	165,957
918,063	LTI Holdings, Inc. 8.61%, 07/29/2029, 1 mo. USD Term SOFR + 4.25%	918,751
1,951,742	McAfee LLC 7.33%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,883,022
861,316	OMNIA Partners LLC 6.81%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	862,703
790,688	Peraton Corp. 8.21%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	702,724
179,093	Proofpoint, Inc. 7.36%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	179,297
1,885,275	Quikrete Holdings, Inc. 6.61%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,882,918
746,212	Renaissance Holdings Corp. 8.36%, 04/05/2030, 1 mo. USD Term SOFR + 4.00%	686,515
854,596	Ryan LLC 7.86%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	854,707
1,995,000	Sandisk Corp. 7.32%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	1,987,519
1,345,899	SCIH Salt Holdings, Inc. 7.20%, 01/31/2029, 6 mo. USD Term SOFR + 3.00%	1,347,433
746,144	Specialty Building Products Holdings LLC 8.21%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	721,193
1,235,858	SS&C Technologies, Inc. 6.36%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,239,727
1,463,937	Staples, Inc. 10.03%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,343,851
1,517,317	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	1,498,988
1,350,935	Tamko Building Products LLC 7.11%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	1,352,961
1,250,000	Tecta America Corp. 7.36%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,252,150
EUR 500,000	Touchdown Acquirer, Inc. 5.53%, 02/21/2031, 3 mo. EURIBOR + 3.50%	570,839

244

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(15) - (continued)
	United States - 2.2% - (continued)
$ 2,186,250	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	$1,945,762
	Truist Insurance Holdings LLC
682,621	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	682,334
344,737	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	351,545
975,000	Twitter, Inc. 9.50%, 10/26/2029	944,668
1,264,825	UFC Holdings LLC 6.57%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,267,734
	USI, Inc.
1,605,077	6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,603,327
1,375,640	6.55%, 09/29/2030, 3 mo. USD Term SOFR + 2.25%	1,372,627
1,790,512	Varsity Brands, Inc. 7.58%, 08/26/2031, 3 mo. USD Term SOFR + 3.25%	1,794,541
225,000	Virgin Media Bristol LLC 7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	220,500
591,923	Wand NewCo 3, Inc. 6.86%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	590,479
323,633	Waystar Technologies, Inc. 6.61%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	324,174
		87,659,751
	Total Senior Floating Rate Interests (cost $103,333,537)	$103,610,617
U.S. GOVERNMENT AGENCIES - 3.5%
	United States - 3.5%
	Federal Home Loan Mortgage Corp. - 1.6%
5,051,884	1.65%, 10/25/2054, 30 day USD SOFR Average + 6.00%(2)(5)	$374,575
5,047,170	1.87%, 11/25/2047(4)(5)	325,932
6,240,000	1.91%, 03/25/2048(4)(5)	443,648
5,823,080	1.95%, 10/25/2047(4)(5)	395,990
7,245,592	2.12%, 06/25/2044(4)(5)	122,424
1,049,932	2.28%, 01/25/2046(4)(5)	70,909
3,742,315	2.31%, 12/25/2045(4)(5)	250,854
1,038,099	2.59%, 04/25/2028(4)(5)	66,295
1,614,457	2.77%, 10/25/2055(4)(5)	233,735
775,000	2.78%, 04/25/2031(4)(5)	98,854
1,229,223	3.50%, 01/15/2033(5)	108,120
584,832	3.50%, 05/15/2036(5)	56,207
456,263	5.00%, 09/15/2036(5)	66,449
4,460,337	5.60%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,478,394
770,000	5.70%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	769,998
1,250,000	5.80%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	1,252,387
1,270,000	5.99%, 07/25/2045, 30 day USD SOFR Average + 1.65%(1)(2)	1,270,001
1,190,000	6.30%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,206,065
3,166,226	6.37%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,134,556
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.5% - (continued)
	United States - 3.5% - (continued)
	Federal Home Loan Mortgage Corp. - 1.6% - (continued)
$ 723,101	6.65%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	$724,714
3,289,741	6.80%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,314,273
2,430,000	6.99%, 07/25/2045, 30 day USD SOFR Average + 2.65%(1)(2)	2,428,545
3,663,837	7.20%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	3,704,823
1,490,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,534,998
3,615,000	7.40%, 01/25/2034, 30 day USD SOFR Average + 3.05%(1)(2)	3,864,836
1,490,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,549,598
1,709,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,782,361
1,075,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,126,695
2,589,256	7.95%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	2,661,513
3,175,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,335,578
1,045,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,102,475
1,095,000	8.81%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,180,656
1,525,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,646,215
1,930,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,049,194
2,110,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,269,694
1,650,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,763,133
2,730,000	10.10%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,983,702
3,195,000	10.35%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,468,606
2,545,000	11.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,799,500
600,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	638,768
845,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	956,918
600,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	641,436
1,089,122	15.71%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,233,046
		63,486,670
	Federal National Mortgage Association - 1.9%
8,003,388	0.70%, 12/25/2054, 30 day USD SOFR Average + 5.05%(2)(5)	292,004
3,416,360	2.50%, 02/25/2051(5)	516,052
4,774,989	2.50%, 06/25/2052(5)	729,063
3,930,495	2.50%, 09/25/2052(5)	619,528
613,840	3.00%, 01/25/2028(5)	12,168
2,075,042	3.00%, 10/25/2051(5)	339,572
1,625,700	3.00%, 01/25/2052(5)	257,746
484,177	3.50%, 04/25/2028(5)	8,531
4,143,289	3.50%, 11/25/2051(5)	743,434
250,347	4.00%, 01/25/2028(5)	3,969
1,383,881	4.50%, 03/25/2048(5)	270,838

245

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.5% - (continued)
	United States - 3.5% - (continued)
	Federal National Mortgage Association - 1.9% - (continued)
$ 1,653,061	4.50%, 05/25/2049(5)	$304,891
70,825,319	5.00%, 04/01/2054	69,033,333
1,138,406	5.50%, 08/25/2044(5)	178,398
415,669	5.50%, 06/25/2048(5)	78,984
		73,388,511
	Government National Mortgage Association - 0.0%
849,074	3.50%, 10/20/2029(5)	42,704
727,890	3.50%, 01/20/2030(5)	36,990
886,278	3.50%, 11/20/2031(5)	47,657
2,636,844	4.00%, 01/16/2040(5)	427,800
395,877	4.00%, 01/16/2046(5)	65,112
108,345	4.50%, 04/20/2045(5)	18,838
178,341	5.00%, 07/16/2044(5)	35,047
472,521	5.00%, 12/16/2045(5)	73,918
880,106	5.00%, 07/16/2047(5)	168,381
424,879	5.00%, 09/20/2047(5)	83,866
463,316	5.00%, 11/16/2047(5)	88,869
896,780	5.00%, 06/20/2048(5)	108,179
1,805,174	5.50%, 11/16/2046(5)	311,932
329,342	5.50%, 02/20/2047(5)	40,526
462,822	5.92%, 07/20/2039(4)(5)	5,140
705,879	6.00%, 09/20/2045(5)	141,288
		1,696,247
	Total U.S. Government Agencies (cost $138,006,997)	$138,571,428
U.S. GOVERNMENT SECURITIES - 4.8%
	United States - 4.8%
	U.S. Treasury Inflation-Indexed Notes - 1.5%
57,386,281	2.13%, 04/15/2029(14)	$58,909,672
	U.S. Treasury Notes - 3.3%
128,487,000	4.50%, 05/31/2029(17)(18)(19)	131,121,987
	Total U.S. Government Securities (cost $190,147,608)	$190,031,659
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(20)(21)	$14,514
2,085,000	Unifin Financiera SAB de CV*(12)(20)(21)	208,500
	Total Common Stocks (cost $125,100)	$223,014
	Total Long-Term Investments (cost $3,566,527,200)	$3,550,853,939
SHORT-TERM INVESTMENTS - 8.9%
	Repurchase Agreements - 0.1%
2,461,898
Fixed Income Clearing Corp.
Repurchase Agreement dated
07/31/2025 at 4.36%, due on
08/01/2025 with a maturity value
of $2,462,196; collateralized by
U.S. Treasury Inflation-Indexed
Note at 1.63%, maturing
10/15/2027, with a market value
of $2,511,296
		$2,461,898
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.9% - (continued)
	Securities Lending Collateral - 0.4%
16,708,438	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(22)		$16,708,438
	U.S. Treasury Securities - 8.4%
	U.S. Treasury Bills - 8.4%
$ 183,841,000	4.20%, 09/11/2025(13)		182,952,830
147,788,000	4.22%, 10/02/2025(13)		146,707,809
			329,660,639
	Total Short-Term Investments (cost $348,835,462)		$348,830,975
	Total Investments Excluding Purchased Options (cost $3,915,362,662)	99.2%	$3,899,684,914
	Total Purchased Options (cost $11,348,460)	0.2%	$8,982,044
	Total Investments (cost $3,926,711,122)	99.4%	$3,908,666,958
	Other Assets and Liabilities	0.6%	24,709,147
	Net Assets	100.0%	$3,933,376,105
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$679,587,908, representing 17.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	Security is a zero-coupon bond.

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the aggregate value of these securities was $889,741,027, representing 22.6% of net assets.

(8)	Represents entire or partial securities on loan.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	The rate shown represents current yield to maturity.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2025.

(16)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2025, the aggregate value of the unfunded commitment was $194,496, which represents to 0.0% of total net assets.

(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2025, the market value of securities pledged was $11,577,661.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2025, the market value of securities pledged was $21,721,509.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2025, the market value of securities pledged was $1,457,285.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $223,014 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	14,514
			$125,100	$223,014

(21)	Investment valued using significant unobservable inputs.
(22)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.50	USD	12/12/2025	594	USD	1,485,000	$7,425	$35,705	$(28,280)
3 Mo. SOFR Future Option	96.25	USD	12/12/2025	594	USD	1,485,000	512,325	378,417	133,908
3 Mo. SONIA Future Option	96.50	GBP	12/12/2025	257	GBP	642,500	214,251	231,646	(17,395)
3 Mo. SONIA Future Option	96.25	GBP	12/12/2025	1,045	GBP	2,612,500	301,892	251,397	50,495
3 Mo. SONIA Future Option	95.85	GBP	12/12/2025	1,045	GBP	2,612,500	25,876	48,531	(22,655)
3 Mo. SONIA Future Option	95.80	GBP	12/12/2025	1,099	GBP	2,747,500	18,142	1,262,596	(1,244,454)
3 Mo. SONIA Future Option(1)	95.20	GBP	12/12/2025	1,099	GBP	2,747,500	9,071	489,666	(480,595)
Total purchased exchange-traded option contracts							$1,088,982	$2,697,958	$(1,608,976)

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Exchange-Traded Option Contracts Outstanding at July 31, 2025 – (continued)
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.75	USD	12/12/2025	(593)	USD	(1,482,500)	$(70,419)	$(80,672)	$10,253
3 Mo. SOFR Future Option	96.00	USD	12/12/2025	(593)	USD	(1,482,500)	(255,731)	(203,834)	(51,897)
3 Mo. SONIA Future Option(1)	95.50	GBP	12/12/2025	(2,198)	GBP	(5,495,000)	(18,142)	(1,595,624)	1,577,482
3 Mo. SONIA Future Option	96.05	GBP	12/12/2025	(2,090)	GBP	(5,225,000)	(155,259)	(176,450)	21,191
3 Mo. SONIA Future Option	96.00	GBP	12/12/2025	(512)	GBP	(1,280,000)	(29,583)	(124,954)	95,371
Total Written Option Contracts exchange-traded option contracts							$(529,134)	$(2,181,534)	$1,652,400

(1)	Investment valued using significant unobservable inputs.

OTC Option Contracts Outstanding at July 31, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call USD vs. Put EUR	BNP	1.11	EUR	08/18/2025	4,061,000	EUR	4,061,000	$233,834	$510,292	$(276,458)
Call USD vs. Put EUR	BNP	1.11	EUR	08/18/2025	4,061,000	EUR	4,061,000	233,834	477,671	(243,837)
Total purchased OTC option contracts								$467,668	$987,963	$(520,295)

OTC Swaptions Outstanding at July 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$78,227	$135,409	$(57,182)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	76,762	130,128	(53,366)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	44,728	69,848	(25,120)
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	111,112	127,863	(16,751)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	60,302	85,920	(25,618)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	178,777	254,796	(76,019)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	178,681	254,316	(75,635)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	419,288	603,710	(184,422)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	419,068	602,052	(182,984)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	420,264	611,100	(190,836)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	324,896	477,514	(152,618)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	325,212	478,651	(153,439)
							$2,637,317	$3,831,307	$(1,193,990)

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

OTC Swaptions Outstanding at July 31, 2025 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$154,832	$135,409	$19,423
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	156,165	130,162	26,003
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	92,765	69,848	22,917
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	165,235	127,863	37,372
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	107,079	85,811	21,268
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	317,623	254,797	62,826
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	317,526	254,315	63,211
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	743,590	603,710	139,880
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	743,606	602,053	141,553
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	744,802	611,100	133,702
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	622,269	477,513	144,756
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	622,585	478,651	143,934
							$4,788,077	$3,831,232	$956,845
Total purchased OTC swaption contracts							$7,425,394	$7,662,539	$(237,145)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,515	09/15/2025	$110,784,513	$162,328
Canadian 10-Year Bond Future	2,881	09/18/2025	250,590,444	(1,876,364)
Euro-BOBL Future	1,728	09/08/2025	231,255,582	(1,659,325)
Euro-BTP Future	182	09/08/2025	22,376,377	(45,030)
Euro-BUND Future	114	09/08/2025	16,873,547	34,876
Korean 3-Year Bond Future	1,278	09/16/2025	98,835,809	(44,196)
Korean 10-Year Bond Future	843	09/16/2025	72,057,413	268,948
U.S. Treasury 2-Year Note Future	15	09/30/2025	3,104,766	(6,816)
U.S. Treasury 5-Year Note Future	65	09/30/2025	7,031,172	(5,450)
U.S. Treasury 10-Year Ultra Future	1,219	09/19/2025	137,842,234	195,263
U.S. Treasury Ultra Bond Future	144	09/19/2025	16,893,000	39,048
Total				$(2,936,718)
Short position contracts:
3 Mo. SONIA Future	(927)	09/15/2026	$(295,302,564)	$128,708
Australian 3-Year Bond Future	(4,198)	09/15/2025	(289,510,724)	4,349
Australian Bank Accepted Bills Future	(3,653)	12/11/2025	(2,328,766,072)	(1,750,845)
Euro BUXL 30-Year Bond Future	(44)	09/08/2025	(5,893,976)	(31,039)
Euro-BTP Italian Bond Future	(216)	09/08/2025	(29,767,230)	52,897
Euro-Schatz Future	(415)	09/08/2025	(50,698,642)	43,031
French Government Bond Future	(473)	09/08/2025	(66,550,382)	486,479
Japanese 10-Years Bond Future	(129)	09/12/2025	(118,076,061)	592,220
Long Gilt Future	(676)	09/26/2025	(82,276,695)	(270,603)
U.S. Treasury 10-Year Note Future	(2,583)	09/19/2025	(286,874,437)	371,144
U.S. Treasury Long Bond Future	(342)	09/19/2025	(39,052,125)	(616,350)
Total				$(990,009)
Total futures contracts				$(3,926,727)

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$101,690	$—	$212,801	$111,111
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	70,947	—	148,700	77,753
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	30,524	—	63,775	33,251
Total OTC credit default swap contracts							$203,161	$—	$425,276	$222,115

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	20,226,000	(1.00%)	06/20/2030	Quarterly	$965,483	$—	$442,339	$(523,144)
CDX.NA.HY.S44.V1	USD	5,775,000	(5.00%)	06/20/2030	Quarterly	—	(427,902)	(453,088)	(25,186)
Total						$965,483	$(427,902)	$(10,749)	$(548,330)
Credit default swaps on single-name issues:
Buy protection:
Abu Dhabi Government International Bonds	USD	8,694,000	(1.00%)	06/20/2030	Quarterly	$—	$(256,038)	$(284,700)	$(28,662)
Brazil Government International Bonds	USD	8,760,000	(1.00%)	06/20/2030	Quarterly	187,509	—	178,162	(9,347)
Qatar Government International Bonds	USD	8,692,000	(1.00%)	06/20/2030	Quarterly	—	(256,374)	(285,269)	(28,895)
Saudi Government International Bonds	USD	7,133,000	(1.00%)	06/20/2030	Quarterly	—	(111,152)	(133,695)	(22,543)
Total						$187,509	$(623,564)	$(525,502)	$(89,447)
Total centrally cleared credit default swap contracts						$1,152,992	$(1,051,466)	$(536,251)	$(637,777)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.24% Fixed	MXN	107,966,000	09/05/2035	Lunar	$—	$—	$—	$—
3.69% Fixed	12 Mo. GBP SONIA	GBP	114,881,000	07/17/2027	Annual	38,734	—	(7,690)	(46,424)
3.84% Fixed	12 Mo. GBP SONIA	GBP	63,588,000	06/03/2030	Annual	—	(394,729)	(364,581)	30,148
3.66% Fixed	12 Mo. GBP SONIA	GBP	18,258,000	06/16/2030	Annual	—	(25,467)	63,689	89,156
4.00% Fixed	12 Mo. GBP SONIA	GBP	23,117,000	09/17/2030	Annual	1,501	—	(369,965)	(371,466)
12 Mo. GBP SONIA	4.44% Fixed	GBP	12,088,000	09/18/2035	Annual	14,521	—	(33,960)	(48,481)
4.13% Fixed	12 Mo. GBP SONIA	GBP	4,990,000	12/17/2035	Annual	—	(3,156)	(16,397)	(13,241)
12 Mo. GBP UKRPI	3.48% Fixed	GBP	8,410,000	04/15/2030	At Maturity	6,394	—	(67,599)	(73,993)
12 Mo. GBP UKRPI	3.30% Fixed	GBP	7,895,000	06/15/2030	At Maturity	—	(19,325)	(64,282)	(44,957)
3.22% Fixed	12 Mo. GBP UKRPI	GBP	8,410,000	04/15/2035	At Maturity	2,614	—	160,212	157,598
3.14% Fixed	12 Mo. GBP UKRPI	GBP	7,895,000	06/15/2035	At Maturity	33,319	—	110,564	77,245
0.75% Fixed	12 Mo. JPY TONAR	JPY	729,871,000	04/15/2029	Annual	—	(2,033)	31,732	33,765
0.91% Fixed	12 Mo. JPY TONAR	JPY	2,513,047,000	09/15/2030	Annual	340	—	129,180	128,840
12 Mo. JPY TONAR	1.13% Fixed	JPY	926,389,000	06/18/2035	Annual	6,948	—	(113,754)	(120,702)
12 Mo. USD CPI	2.49% Fixed	USD	27,879,000	11/29/2029	At Maturity	—	(40,214)	(97,975)	(57,761)
12 Mo. USD CPI	2.52% Fixed	USD	23,909,000	03/03/2030	At Maturity	—	(7,699)	(150,695)	(142,996)

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.49% Fixed	12 Mo. USD CPI	USD	27,879,000	11/29/2034	At Maturity	$—	$(7,051)	$199,676	$206,727
2.49% Fixed	12 Mo. USD CPI	USD	23,909,000	03/03/2035	At Maturity	—	(16,754)	138,248	155,002
3.69% Fixed	12 Mo. USD SOFR	USD	20,443,000	09/15/2030	Annual	—	(3,301)	(92,308)	(89,007)
3.75% Fixed	12 Mo. USD SOFR	USD	29,076,000	09/17/2030	Annual	—	(14,792)	(236,180)	(221,388)
12 Mo. USD SOFR	3.69% Fixed	USD	10,569,000	03/20/2035	Annual	—	(166,388)	(151,833)	14,555
3.84% Fixed	12 Mo. USD SOFR	USD	7,233,000	09/17/2035	Annual	4,367	—	(11,368)	(15,735)
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(22,099)	192,933	215,032
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Semi-Annual	13,262	—	72,372	59,110
3 Mo. NZD NZDBBR	3.81% Fixed	NZD	43,717,000	12/17/2030	Semi-Annual	68,152	—	220,827	152,675
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Semi-Annual	50,478	—	74,456	23,978
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	12,670,000	09/17/2035	Semi-Annual	—	(10,693)	91,931	102,624
3 Mo. SEK STIBOR	2.22% Fixed	SEK	234,997,000	06/16/2030	Annual	19,643	—	(250,926)	(270,569)
3 Mo. SEK STIBOR	2.69% Fixed	SEK	158,164,000	09/17/2030	Annual	—	(70,102)	202,937	273,039
8.68% Fixed	3 Mo. ZAR JIBAR	ZAR	48,075,000	09/17/2035	Quarterly	—	(672)	(66,541)	(65,869)
6 Mo. AUD BBSW	4.06% Fixed	AUD	23,668,000	09/17/2030	Semi-Annual	—	(4,885)	222,544	227,429
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(24,162)	17,827	41,989
6 Mo. AUD BBSW	4.16% Fixed	AUD	9,955,000	09/17/2035	Semi-Annual	1,981	—	(14,136)	(16,117)
2.50% Fixed	6 Mo. CAD CORRA	CAD	20,271,000	09/17/2030	Semi-Annual	9,842	—	228,054	218,212
3.03% Fixed	6 Mo. CAD CORRA	CAD	13,794,000	03/20/2035	Semi-Annual	83,953	—	185,753	101,800
3.03% Fixed	6 Mo. CAD CORRA	CAD	8,604,000	12/17/2035	Semi-Annual	9,902	—	86,895	76,993
6 Mo. EUR EURIBOR	2.34% Fixed	EUR	20,390,000	06/16/2030	Annual	1,905	—	(119,396)	(121,301)
6 Mo. EUR EURIBOR	2.53% Fixed	EUR	13,299,000	09/17/2030	Annual	—	(12,206)	107,557	119,763
6 Mo. EUR EURIBOR	2.63% Fixed	EUR	5,349,000	09/17/2035	Annual	20,482	—	(33,101)	(53,583)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(85,656)	3,047,142	3,132,798
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,747)	427,233	444,980
6 Mo. HUF BUBOR	6.58% Fixed	HUF	1,808,242,000	09/17/2035	Annual	—	—	(78,461)	(78,461)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Annual	—	(11,958)	113,389	125,347
3.97% Fixed	6 Mo. NOK NIBOR	NOK	313,714,000	09/17/2030	Annual	29,279	—	(131,803)	(161,082)
3.97% Fixed	6 Mo. NOK NIBOR	NOK	78,268,000	12/17/2035	Annual	1,277	—	(29,585)	(30,862)
4.03% Fixed	6 Mo. NOK NIBOR	NOK	177,958,000	12/18/2035	Annual	9,014	—	(10,659)	(19,673)
BZDIOVRA	14.92% Fixed	BRL	11,070,541	01/02/2029	At Maturity	—	—	99,295	99,295
BZDIOVRA	14.75% Fixed	BRL	10,808,409	01/02/2029	At Maturity	—	—	84,478	84,478
BZDIOVRA	14.74% Fixed	BRL	10,810,201	01/02/2029	At Maturity	—	—	84,130	84,130
BZDIOVRA	14.07% Fixed	BRL	18,943,753	01/02/2031	At Maturity	—	—	80,641	80,641
BZDIOVRA	13.67% Fixed	BRL	44,796,980	01/02/2031	At Maturity	—	—	29,719	29,719
BZDIOVRA	13.67% Fixed	BRL	19,561,218	01/02/2031	At Maturity	—	—	11,877	11,877
BZDIOVRA	13.65% Fixed	BRL	18,654,244	01/02/2031	At Maturity	—	—	3,151	3,151
1.76% Fixed	EUR Euribor	EUR	8,515,000	06/15/2030	At Maturity	19,408	—	54,460	35,052
EUR Euribor	1.92% Fixed	EUR	8,515,000	06/15/2035	At Maturity	—	(32,763)	(73,195)	(40,432)
Total centrally cleared interest rate swaps contracts						$447,316	$(993,852)	$3,986,512	$4,533,048

Foreign Currency Contracts Outstanding at July 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,345,000	AUD	7,399,240	USD	UBS	08/05/2025	$(107,906)
14,525,000	AUD	9,488,122	USD	SSG	08/05/2025	(153,029)
19,145,000	AUD	12,522,598	USD	JPM	08/05/2025	(218,270)
17,455,000	AUD	11,441,708	USD	BOA	08/05/2025	(223,530)
26,335,000	AUD	17,207,568	USD	GSC	08/05/2025	(282,289)
26,760,000	AUD	17,556,081	USD	DEUT	08/05/2025	(357,659)
33,305,000	AUD	21,814,562	USD	BCLY	08/05/2025	(409,725)
207,177,404	AUD	134,810,219	USD	MSC	08/05/2025	(1,659,080)
151,405,000	AUD	99,724,630	USD	BNP	08/05/2025	(2,417,938)
665,000	AUD	428,230	USD	MSC	09/02/2025	(606)
4,550,000	AUD	2,927,584	USD	SSG	09/02/2025	(1,733)
9,105,000	AUD	5,861,499	USD	GSC	09/02/2025	(6,581)
22,865,000	AUD	14,751,865	USD	DEUT	09/02/2025	(48,658)
111,428,000	AUD	72,256,824	USD	ANZ	09/02/2025	(603,691)
264,099,404	AUD	171,275,172	USD	BCLY	09/02/2025	(1,447,574)

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,770,000	AUD	4,423,762	USD	GSC	09/17/2025	$(69,019)
6,200,000	AUD	4,058,742	USD	BCLY	09/17/2025	(70,647)
17,335,000	AUD	11,372,961	USD	SSG	09/17/2025	(222,375)
3,380,000	BRL	602,904	USD	BCLY	08/04/2025	101
37,790,000	BRL	6,762,080	USD	GSC	08/04/2025	(20,203)
144,210,000	BRL	26,048,208	USD	UBS	08/04/2025	(320,607)
4,285,000	BRL	756,933	USD	BOA	09/03/2025	1,522
2,460,000	BRL	433,986	USD	DEUT	09/03/2025	1,440
90,385,000	BRL	16,016,622	USD	GSC	09/03/2025	(18,257)
2,690,000	CAD	1,959,270	USD	TDB	08/05/2025	(17,407)
2,655,000	CAD	1,937,272	USD	BNP	08/05/2025	(20,674)
3,760,000	CAD	2,742,121	USD	MSC	08/05/2025	(27,844)
4,000,000	CAD	2,928,081	USD	JPM	08/05/2025	(40,552)
3,490,000	CAD	2,559,927	USD	UBS	08/05/2025	(40,557)
9,050,000	CAD	6,616,846	USD	BCLY	08/05/2025	(83,811)
7,955,000	CAD	5,833,001	USD	GSC	08/05/2025	(90,427)
23,825,000	CAD	17,476,014	USD	SSG	08/05/2025	(277,166)
263,662,842	CAD	192,724,146	USD	RBC	08/05/2025	(2,390,575)
920,000	CAD	665,817	USD	JPM	09/02/2025	(743)
705,000	CAD	511,319	USD	BCLY	09/02/2025	(1,671)
14,325,842	CAD	10,405,019	USD	BNP	09/02/2025	(48,787)
400,000	CAD	294,220	USD	BCLY	09/17/2025	(4,852)
2,450,000	CAD	1,807,103	USD	SSG	09/17/2025	(34,729)
495,000	CHF	613,663	USD	BNP	08/05/2025	(3,864)
405,000	CHF	511,428	USD	UBS	08/05/2025	(12,502)
895,000	CHF	1,122,526	USD	BCLY	08/05/2025	(19,961)
1,525,000	CHF	1,921,060	USD	TDB	08/05/2025	(42,388)
1,905,000	CHF	2,395,029	USD	JPM	08/05/2025	(48,228)
6,260,000	CHF	7,800,714	USD	DEUT	08/05/2025	(88,919)
6,220,000	CHF	7,847,650	USD	RBC	08/05/2025	(185,131)
7,690,000	CHF	9,705,964	USD	GSC	08/05/2025	(232,529)
12,420,000	CHF	15,577,231	USD	MSC	08/05/2025	(276,832)
13,765,000	CHF	17,326,396	USD	CBK	08/05/2025	(369,072)
3,170,000	CHF	3,912,252	USD	DEUT	09/02/2025	6,719
495,000	CHF	616,092	USD	MSC	09/02/2025	(4,140)
4,755,000	CHF	5,916,990	USD	BNP	09/02/2025	(38,534)
65,000	CHF	81,522	USD	SSG	09/17/2025	(1,010)
12,987,814,000	CLP	13,860,500	USD	CBK	08/05/2025	(506,734)
6,587,114,000	CLP	6,747,295	USD	CBK	09/02/2025	25,669
2,669,200,000	CLP	2,729,946	USD	UBS	09/02/2025	14,564
16,877,000	CNH	2,361,953	USD	DEUT	08/05/2025	(20,429)
1,062,028,000	CNH	148,527,795	USD	JPM	08/05/2025	(1,181,486)
21,327,000	CNH	2,965,662	USD	BCLY	09/02/2025	(323)
12,723,000	CNH	1,769,649	USD	BNP	09/02/2025	(623)
12,718,000	CNH	1,769,490	USD	JPM	09/02/2025	(1,160)
15,462,000	CNY	2,159,096	USD	SSG	08/05/2025	(8,633)
7,933,800,000	COP	1,977,555	USD	BNP	08/05/2025	(83,036)
111,132,139,000	COP	27,021,072	USD	CBK	08/05/2025	(483,732)
36,541,077,000	COP	8,733,590	USD	CBK	09/02/2025	(30,856)
9,100,000	CZK	431,365	USD	BNP	08/05/2025	(8,823)
307,752,000	CZK	14,415,950	USD	BCLY	08/05/2025	(126,049)
117,492,000	CZK	5,509,061	USD	BCLY	09/02/2025	(49,237)
630,000	EUR	737,577	USD	BNP	08/05/2025	(18,384)
3,444,000	EUR	4,042,770	USD	CBK	08/05/2025	(111,186)
3,691,000	EUR	4,332,683	USD	UBS	08/05/2025	(119,128)
6,450,000	EUR	7,557,378	USD	JPM	08/05/2025	(194,216)
7,091,000	EUR	8,328,448	USD	SSG	08/05/2025	(233,539)
6,674,000	EUR	7,857,974	USD	TDB	08/05/2025	(239,102)
6,465,000	EUR	7,625,256	USD	RBC	08/05/2025	(244,974)
13,213,000	EUR	15,508,242	USD	BOA	08/05/2025	(424,610)
15,967,000	EUR	18,685,581	USD	GSC	08/05/2025	(458,050)
25,272,000	EUR	29,598,525	USD	BCLY	08/05/2025	(748,637)
29,361,000	EUR	34,342,778	USD	MSC	08/05/2025	(824,991)
168,268,000	EUR	195,779,549	USD	DEUT	08/05/2025	(3,688,984)
261,000	EUR	300,106	USD	MSC	08/29/2025	(1,661)

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
272,000	EUR	315,215	USD	JPM	08/29/2025	$(4,191)
123,000	EUR	145,008	USD	DEUT	08/29/2025	(4,362)
375,000	EUR	433,144	USD	UBS	09/02/2025	(4,253)
5,123,000	EUR	5,864,616	USD	MSC	09/02/2025	(5,399)
1,023,000	EUR	1,176,991	USD	JPM	09/02/2025	(6,978)
3,409,000	EUR	3,917,769	USD	GSC	09/02/2025	(18,868)
6,050,000	EUR	6,956,656	USD	BNP	09/02/2025	(37,221)
84,920,000	EUR	98,360,603	USD	DEUT	09/02/2025	(1,236,901)
643,000	EUR	738,619	USD	CBK	09/17/2025	(2,438)
336,000	EUR	392,301	USD	GSC	09/17/2025	(7,609)
6,165,000	EUR	7,088,455	USD	DEUT	09/17/2025	(30,053)
2,153,000	EUR	2,528,730	USD	SSG	09/17/2025	(63,727)
1,452,000	GBP	1,948,192	USD	RBS	08/05/2025	(30,534)
717,000	GBP	983,852	USD	JPM	08/05/2025	(36,909)
1,448,000	GBP	1,955,272	USD	SSG	08/05/2025	(42,897)
2,292,000	GBP	3,079,365	USD	BMO	08/05/2025	(52,318)
3,689,000	GBP	4,955,666	USD	ANZ	08/05/2025	(83,599)
3,305,000	GBP	4,478,534	USD	UBS	08/05/2025	(113,616)
3,611,000	GBP	4,909,144	USD	WFB	08/05/2025	(140,091)
4,350,000	GBP	5,889,708	USD	DEUT	08/05/2025	(144,658)
5,642,000	GBP	7,647,429	USD	BNP	08/05/2025	(196,032)
5,625,000	GBP	7,630,168	USD	MSC	08/05/2025	(201,223)
10,079,000	GBP	13,768,733	USD	CBK	08/05/2025	(457,385)
15,824,000	GBP	21,375,487	USD	BCLY	08/05/2025	(476,710)
18,074,000	GBP	24,456,511	USD	GSC	08/05/2025	(586,157)
33,395,000	GBP	45,405,545	USD	SCB	08/05/2025	(1,300,727)
1,627,000	GBP	2,147,954	USD	BNP	09/02/2025	1,437
487,000	GBP	643,973	USD	JPM	09/02/2025	(609)
324,000	GBP	429,459	USD	BCLY	09/02/2025	(1,430)
811,000	GBP	1,073,533	USD	UBS	09/02/2025	(2,141)
3,686,000	GBP	4,879,377	USD	RBC	09/02/2025	(9,891)
8,850,000	GBP	11,708,312	USD	MSC	09/02/2025	(16,788)
5,994,000	GBP	8,010,765	USD	GSC	09/02/2025	(92,234)
157,000	GBP	210,692	USD	GSC	09/17/2025	(3,251)
413,000	GBP	557,464	USD	BCLY	09/17/2025	(11,775)
3,655,000	GBP	4,964,987	USD	SSG	09/17/2025	(135,700)
7,162,000	GBP	9,725,208	USD	UBS	09/17/2025	(262,185)
186,900,000	HUF	537,834	USD	UBS	08/05/2025	(4,711)
146,000,000	HUF	425,557	USD	BCLY	08/05/2025	(9,099)
1,465,700,000	HUF	4,317,835	USD	GSC	08/05/2025	(136,997)
150,000,000	HUF	427,881	USD	JPM	09/02/2025	(640)
10,653,000,000	IDR	651,959	USD	CBK	08/05/2025	(4,628)
3,800,000	ILS	1,139,888	USD	BCLY	08/05/2025	(21,371)
3,800,000	ILS	1,128,752	USD	CBK	09/02/2025	(9,982)
2,288,845,000	INR	26,513,255	USD	DEUT	08/05/2025	(393,033)
1,678,335,000	INR	19,174,047	USD	DEUT	09/02/2025	(43,307)
2,500,000	JPY	17,095	USD	SSG	08/05/2025	(507)
578,600,000	JPY	3,899,082	USD	GSC	08/05/2025	(59,821)
574,900,000	JPY	3,891,393	USD	SGG	08/05/2025	(76,683)
573,400,000	JPY	3,910,016	USD	BOA	08/05/2025	(105,259)
560,600,000	JPY	3,833,582	USD	TDB	08/05/2025	(113,758)
850,800,000	JPY	5,794,084	USD	RBC	08/05/2025	(148,658)
526,900,000	JPY	3,673,687	USD	SCB	08/05/2025	(177,477)
1,035,400,000	JPY	7,079,568	USD	JPM	08/05/2025	(209,243)
1,711,200,000	JPY	11,666,335	USD	CAG	08/05/2025	(311,783)
2,300,100,000	JPY	15,587,513	USD	CBK	08/05/2025	(325,354)
2,016,600,000	JPY	13,759,320	USD	DEUT	08/05/2025	(378,307)
1,929,035,000	JPY	13,354,928	USD	UBS	08/05/2025	(554,947)
2,984,100,000	JPY	20,375,589	USD	BCLY	08/05/2025	(574,795)
6,152,700,000	JPY	42,040,038	USD	MSC	08/05/2025	(1,214,211)
16,581,600,000	JPY	115,810,596	USD	BNP	08/05/2025	(5,784,505)
438,000,000	JPY	2,918,262	USD	MSC	09/02/2025	(3,034)
288,900,000	JPY	1,940,368	USD	JPM	09/02/2025	(17,516)
291,500,000	JPY	1,962,549	USD	GSC	09/02/2025	(22,392)
291,500,000	JPY	1,964,098	USD	RBC	09/02/2025	(23,941)

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
729,600,000	JPY	4,898,602	USD	BCLY	09/02/2025	$(42,552)
16,921,635,000	JPY	114,778,860	USD	BNP	09/02/2025	(2,152,332)
1,043,700,000	JPY	7,264,059	USD	SSG	09/17/2025	(305,013)
5,585,780,000	KRW	4,047,937	USD	BCLY	08/05/2025	(19,080)
5,320,700,000	KRW	3,871,430	USD	SCB	08/05/2025	(33,768)
7,342,880,000	KRW	5,348,055	USD	BOA	08/05/2025	(51,854)
6,929,900,000	KRW	5,056,307	USD	JPM	08/05/2025	(57,976)
15,724,380,000	KRW	11,453,803	USD	DEUT	08/05/2025	(112,275)
122,203,300,000	KRW	88,944,375	USD	BNP	08/05/2025	(802,769)
10,877,180,000	KRW	7,804,759	USD	JPM	09/02/2025	52,980
5,206,280,000	KRW	3,776,251	USD	BNP	09/02/2025	(15,204)
605,883,000	MXN	31,826,080	USD	GSC	08/05/2025	272,468
548,195,000	MXN	28,914,689	USD	SSG	08/05/2025	127,656
68,410,000	MXN	3,610,573	USD	CBK	08/05/2025	13,661
4,704,000	MXN	252,433	USD	BCLY	08/05/2025	(3,224)
13,120,000	MXN	704,677	USD	JPM	08/05/2025	(9,604)
117,501,000	MXN	6,272,585	USD	MSC	08/05/2025	(47,602)
62,870,000	MXN	3,318,321	USD	JPM	09/02/2025	2,456
40,620,000	MXN	2,153,093	USD	BOA	09/02/2025	(7,555)
523,968,000	MXN	27,766,818	USD	BNP	09/02/2025	(90,961)
17,220,000	NOK	1,697,113	USD	JPM	08/05/2025	(31,481)
74,070,000	NOK	7,240,218	USD	CBK	08/05/2025	(75,675)
38,810,000	NOK	3,844,435	USD	BNP	08/05/2025	(90,474)
106,867,000	NOK	10,466,431	USD	GSC	08/05/2025	(129,545)
80,260,000	NOK	7,955,650	USD	SSG	08/05/2025	(192,370)
993,960,000	NOK	98,659,351	USD	UBS	08/05/2025	(2,516,934)
8,840,000	NOK	857,171	USD	UBS	09/02/2025	(1,958)
1,023,620,000	NOK	100,574,045	USD	DEUT	09/02/2025	(1,545,473)
510,000	NOK	50,184	USD	GSC	09/17/2025	(839)
760,000	NOK	75,342	USD	TDB	09/17/2025	(1,809)
8,540,000	NOK	844,981	USD	SSG	09/17/2025	(18,694)
23,740,000	NOK	2,358,979	USD	RBC	09/17/2025	(62,020)
715,000	NZD	424,586	USD	MSC	08/05/2025	(3,310)
950,000	NZD	575,865	USD	BCLY	08/05/2025	(16,128)
5,465,000	NZD	3,296,282	USD	JPM	08/05/2025	(76,319)
6,400,000	NZD	3,865,715	USD	DEUT	08/05/2025	(94,854)
17,025,000	NZD	10,197,030	USD	GSC	08/05/2025	(165,952)
13,005,000	NZD	7,831,039	USD	BNP	08/05/2025	(168,532)
47,731,000	NZD	28,713,877	USD	CAG	08/05/2025	(590,914)
47,304,000	NZD	28,516,053	USD	UBS	08/05/2025	(644,678)
790,000	NZD	469,224	USD	BCLY	09/02/2025	(3,287)
7,685,000	NZD	4,552,948	USD	SCB	09/02/2025	(20,376)
50,579,000	NZD	30,066,788	USD	ANZ	09/02/2025	(235,568)
120,000	NZD	72,600	USD	TDB	09/17/2025	(1,785)
1,060,000	NZD	634,998	USD	GSC	09/17/2025	(9,461)
1,160,000	NZD	700,892	USD	SSG	09/17/2025	(16,340)
4,140,000	NZD	2,507,685	USD	ANZ	09/17/2025	(64,547)
15,561,000	PEN	4,316,744	USD	BOA	08/05/2025	14,048
15,561,000	PEN	4,369,595	USD	DEUT	09/02/2025	(42,527)
35,000	PLN	9,558	USD	RBC	08/05/2025	(219)
9,573,000	PLN	2,634,119	USD	GSC	08/05/2025	(79,859)
66,406,243	PLN	18,197,126	USD	BCLY	08/05/2025	(478,663)
45,000	PLN	12,075	USD	DEUT	09/02/2025	(74)
12,440,000	PLN	3,319,635	USD	BCLY	09/02/2025	(2,047)
43,354,243	PLN	11,719,558	USD	GSC	09/02/2025	(157,540)
12,980,000	SEK	1,366,711	USD	JPM	08/05/2025	(40,344)
18,280,000	SEK	1,928,368	USD	RBC	08/05/2025	(60,418)
35,370,000	SEK	3,678,130	USD	UBS	08/05/2025	(63,831)
36,990,000	SEK	3,854,024	USD	BNP	08/05/2025	(74,185)
36,570,000	SEK	3,840,499	USD	BOA	08/05/2025	(103,578)
65,630,000	SEK	6,867,638	USD	CBK	08/05/2025	(161,210)
90,680,000	SEK	9,466,618	USD	GSC	08/05/2025	(200,444)
104,000,000	SEK	10,920,997	USD	BCLY	08/05/2025	(293,714)
110,550,000	SEK	11,591,279	USD	MSC	08/05/2025	(294,680)
57,190,000	SEK	5,851,412	USD	TDB	09/02/2025	3,177

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
28,600,000	SEK	2,930,687	USD	CBK	09/02/2025	$(2,881)
8,360,000	SEK	860,420	USD	BCLY	09/02/2025	(4,600)
18,980,000	SEK	1,953,703	USD	MSC	09/02/2025	(10,704)
47,580,000	SEK	4,882,176	USD	RBC	09/02/2025	(11,370)
9,000,000	SEK	933,554	USD	UBS	09/02/2025	(12,217)
18,980,000	SEK	1,957,929	USD	DEUT	09/02/2025	(14,930)
150,000	SEK	15,710	USD	GSC	09/17/2025	(338)
300,000	SEK	31,827	USD	SSG	09/17/2025	(1,084)
745,000	SGD	582,311	USD	BNP	08/05/2025	(8,314)
3,230,000	SGD	2,526,343	USD	CBK	08/05/2025	(37,737)
3,592,000	SGD	2,813,026	USD	BCLY	08/05/2025	(45,511)
15,575,000	SGD	12,193,585	USD	JPM	08/05/2025	(193,577)
2,285,000	SGD	1,766,020	USD	BCLY	09/02/2025	(1,651)
58,810,000	THB	1,808,704	USD	BNP	08/05/2025	(8,266)
44,070,000	THB	1,366,279	USD	JPM	08/05/2025	(17,099)
441,890,000	THB	13,692,619	USD	BCLY	08/05/2025	(164,388)
5,980,000	THB	183,245	USD	UBS	09/02/2025	214
44,162,000	THB	1,361,088	USD	BCLY	09/02/2025	(6,252)
72,230,000	TWD	2,499,913	USD	GSC	08/05/2025	(78,891)
205,555,000	TWD	7,129,710	USD	DEUT	08/05/2025	(239,868)
87,420,000	TWD	2,927,662	USD	DEUT	09/02/2025	9,111
26,170,000	ZAR	1,484,765	USD	BCLY	08/05/2025	(48,631)
44,590,000	ZAR	2,507,053	USD	CBK	08/05/2025	(60,082)
82,258,000	ZAR	4,613,642	USD	MSC	08/05/2025	(99,561)
68,740,000	ZAR	3,899,511	USD	BNP	08/05/2025	(127,259)
479,640,000	ZAR	26,920,315	USD	SSG	08/05/2025	(599,060)
12,630,000	ZAR	699,084	USD	BCLY	09/02/2025	(7,327)
20,550,000	ZAR	1,149,017	USD	MSC	09/02/2025	(23,475)
215,870,096	USD	331,889,000	AUD	MSC	08/05/2025	2,567,887
17,856,080	USD	27,050,000	AUD	UBS	08/05/2025	471,277
24,906,160	USD	38,145,000	AUD	GSC	08/05/2025	390,695
15,715,757	USD	23,864,000	AUD	CBA	08/05/2025	378,569
15,477,034	USD	23,720,000	AUD	BCLY	08/05/2025	232,393
8,515,921	USD	12,920,000	AUD	BNP	08/05/2025	212,350
7,723,024	USD	11,795,000	AUD	RBC	08/05/2025	142,479
8,503,941	USD	13,026,000	AUD	SSG	08/05/2025	132,243
3,237,841	USD	4,945,000	AUD	JPM	08/05/2025	59,734
3,967,993	USD	6,115,000	AUD	BOA	08/05/2025	37,935
1,820,286	USD	2,800,000	AUD	TDB	08/05/2025	20,750
166,280,920	USD	256,384,000	AUD	BCLY	09/02/2025	1,414,668
71,253,005	USD	109,880,000	AUD	ANZ	09/02/2025	595,304
2,942,062	USD	4,550,000	AUD	RBC	09/02/2025	16,211
2,935,204	USD	4,550,000	AUD	BOA	09/02/2025	9,353
5,827,693	USD	9,050,000	AUD	DEUT	09/02/2025	8,143
1,291,537	USD	2,005,000	AUD	BNP	09/02/2025	2,233
1,940,424	USD	3,015,000	AUD	GSC	09/02/2025	1,645
5,822,854	USD	9,055,000	AUD	SSG	09/02/2025	88
7,948,084	USD	12,225,000	AUD	SSG	09/17/2025	84,460
842,887	USD	1,290,000	AUD	DEUT	09/17/2025	13,106
3,969,989	USD	22,020,000	BRL	JPM	08/04/2025	41,540
2,483,282	USD	13,740,000	BRL	BOA	08/04/2025	32,015
3,184,983	USD	17,735,000	BRL	BCLY	08/04/2025	20,993
6,496,734	USD	36,370,000	BRL	CBK	08/04/2025	8,191
3,299,169	USD	18,470,000	BRL	GSC	08/04/2025	4,052
435,923	USD	2,460,000	BRL	GSC	09/03/2025	497
42,680,761	USD	58,507,000	CAD	BMO	08/01/2025	453,703
192,973,893	USD	262,240,000	CAD	BNP	08/05/2025	3,667,447
96,332,954	USD	131,731,000	CAD	RBC	08/05/2025	1,238,662
47,099,255	USD	64,434,000	CAD	JPM	08/05/2025	585,482
14,481,170	USD	19,747,000	CAD	BCLY	08/05/2025	226,156
7,830,176	USD	10,690,000	CAD	MSC	08/05/2025	113,253
5,891,079	USD	8,030,000	CAD	SSG	08/05/2025	94,363
730,513	USD	995,000	CAD	UBS	08/05/2025	12,240
72,792,084	USD	98,738,000	CAD	SSG	08/13/2025	1,485,216
57,627,677	USD	79,389,000	CAD	JPM	08/27/2025	251,519

255

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
39,269,555	USD	54,022,000	CAD	MSC	08/27/2025	$226,680
139,546,169	USD	192,130,000	CAD	BNP	09/02/2025	654,308
826,884	USD	1,140,000	CAD	BCLY	09/02/2025	2,771
1,530,873	USD	2,115,000	CAD	JPM	09/02/2025	1,928
431,545	USD	595,000	CAD	MSC	09/02/2025	1,416
55,126,544	USD	75,000,000	CAD	BOA	09/10/2025	888,138
2,803,867	USD	3,820,000	CAD	RBC	09/17/2025	40,411
2,605,805	USD	3,560,000	CAD	SSG	09/17/2025	30,437
36,363,247	USD	49,183,000	CAD	TDB	09/24/2025	771,616
38,696,389	USD	52,783,000	CAD	CAG	09/24/2025	499,592
58,743,694	USD	80,000,000	CAD	BCLY	10/08/2025	810,401
28,858,383	USD	22,960,000	CHF	MSC	08/05/2025	573,589
20,330,135	USD	16,190,000	CHF	BCLY	08/05/2025	385,413
25,110,027	USD	20,101,000	CHF	BNP	08/05/2025	347,280
7,474,693	USD	5,960,000	CHF	DEUT	08/05/2025	132,473
5,879,443	USD	4,690,000	CHF	GSC	08/05/2025	101,756
5,869,374	USD	4,695,000	CHF	SGG	08/05/2025	85,527
5,847,688	USD	4,680,000	CHF	CBK	08/05/2025	82,320
3,299,872	USD	2,635,000	CHF	UBS	08/05/2025	53,773
1,962,066	USD	1,555,000	CHF	TDB	08/05/2025	46,436
30,513,381	USD	24,516,000	CHF	MSC	09/02/2025	205,023
21,492,980	USD	17,385,000	CHF	DEUT	09/02/2025	454
1,959,621	USD	1,585,000	CHF	GSC	09/02/2025	135
1,178,817	USD	955,000	CHF	GSC	09/17/2025	(4,103)
5,476,048	USD	5,187,964,000	CLP	UBS	08/05/2025	141,906
1,657,024	USD	1,563,436,000	CLP	CBK	08/05/2025	49,536
359,228	USD	350,700,000	CLP	CBK	09/02/2025	(1,367)
113,751,310	USD	813,811,000	CNH	UBS	08/05/2025	842,754
17,417,000	USD	124,862,000	CNH	BCLY	08/05/2025	93,582
8,160,779	USD	58,383,000	CNH	JPM	08/05/2025	60,692
6,357,175	USD	45,614,000	CNH	SCB	08/05/2025	28,665
2,029,160	USD	14,550,000	CNH	CBK	08/05/2025	10,486
908,478	USD	6,495,000	CNH	BNP	08/05/2025	7,358
12,828,823	USD	92,140,000	CNH	SCB	09/02/2025	17,532
12,140,362	USD	87,220,000	CNH	WFB	09/02/2025	13,155
3,217,208	USD	23,109,649	CNH	BNP	09/02/2025	4,006
1,414,063	USD	10,157,000	CNH	JPM	09/02/2025	1,818
1,526,673	USD	10,968,351	CNH	CBK	09/02/2025	1,616
6,695,263	USD	48,159,000	CNH	BCLY	09/02/2025	(841)
7,755,226	USD	55,492,000	CNY	SSG	08/05/2025	37,369
13,515,769	USD	54,854,472,000	COP	CBK	08/05/2025	417,022
1,930,376	USD	7,708,900,000	COP	BCLY	08/05/2025	89,561
2,147,485	USD	8,767,600,000	COP	GSC	08/05/2025	53,862
1,629,003	USD	6,611,044,000	COP	UBS	08/05/2025	50,346
1,126,629	USD	4,582,846,000	COP	BNP	08/05/2025	32,288
126,966	USD	532,400,000	COP	CBK	09/02/2025	168
2,138,652	USD	45,240,000	CZK	MSC	08/05/2025	38,016
3,153,529	USD	67,180,000	CZK	BOA	08/05/2025	34,148
1,137,860	USD	24,090,000	CZK	BCLY	08/05/2025	19,286
502,330	USD	10,640,000	CZK	BNP	08/05/2025	8,281
743,999	USD	15,950,000	CZK	BCLY	09/02/2025	2,807
153,010,432	USD	130,309,000	EUR	MSC	08/05/2025	4,252,918
74,995,763	USD	64,422,000	EUR	DEUT	08/05/2025	1,453,209
23,955,849	USD	20,390,000	EUR	BCLY	08/05/2025	679,133
13,609,412	USD	11,630,000	EUR	GSC	08/05/2025	332,893
9,935,418	USD	8,518,000	EUR	BNP	08/05/2025	211,481
8,971,543	USD	7,678,000	EUR	JPM	08/05/2025	206,529
4,673,480	USD	3,985,000	EUR	CBK	08/05/2025	124,303
3,892,665	USD	3,323,000	EUR	BOA	08/05/2025	99,211
3,902,723	USD	3,338,000	EUR	RBC	08/05/2025	92,145
1,553,672	USD	1,320,000	EUR	UBS	08/05/2025	46,793
1,947,669	USD	1,670,000	EUR	SGG	08/05/2025	41,239
35,334,365	USD	29,971,567	EUR	DEUT	08/29/2025	1,062,833
135,317	USD	115,000	EUR	BNP	08/29/2025	3,818
53,482,130	USD	46,174,000	EUR	DEUT	09/02/2025	672,547

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
10,031,774	USD	8,736,000	EUR	BOA	09/02/2025	$40,339
2,664,163	USD	2,322,000	EUR	BCLY	09/02/2025	8,473
2,622,712	USD	2,288,000	EUR	JPM	09/02/2025	5,908
2,153,950	USD	1,884,000	EUR	BNP	09/02/2025	(797)
3,272,724	USD	2,775,000	EUR	SSG	09/17/2025	95,584
99,724,543	USD	73,354,000	GBP	WFB	08/05/2025	2,845,824
19,658,639	USD	14,437,000	GBP	BNP	08/05/2025	591,675
12,707,312	USD	9,309,000	GBP	CAG	08/05/2025	412,904
15,854,156	USD	11,723,000	GBP	CBK	08/05/2025	371,576
14,270,043	USD	10,579,000	GBP	GSC	08/05/2025	298,344
10,978,715	USD	8,136,000	GBP	BCLY	08/05/2025	233,491
8,847,863	USD	6,548,000	GBP	WEST	08/05/2025	199,911
7,806,818	USD	5,775,000	GBP	BOA	08/05/2025	179,769
7,850,514	USD	5,821,000	GBP	MSC	08/05/2025	162,712
3,864,323	USD	2,807,000	GBP	SCB	08/05/2025	157,114
2,472,055	USD	1,825,000	GBP	UBS	08/05/2025	61,775
1,935,262	USD	1,435,000	GBP	BMO	08/05/2025	40,055
1,761,630	USD	1,304,000	GBP	JPM	08/05/2025	39,436
1,635,245	USD	1,211,000	GBP	SSG	08/05/2025	35,876
1,051,055	USD	780,000	GBP	JPM	08/29/2025	20,648
276,821	USD	205,000	GBP	UBS	08/29/2025	6,009
80,385,694	USD	60,184,000	GBP	GSC	09/02/2025	878,041
2,346,169	USD	1,766,000	GBP	MSC	09/02/2025	13,148
906,285	USD	678,000	GBP	UBS	09/02/2025	10,595
1,289,449	USD	974,000	GBP	BOA	09/02/2025	2,721
1,754,375	USD	1,329,000	GBP	BNP	09/02/2025	(1,336)
4,049,303	USD	1,391,300,000	HUF	GSC	08/05/2025	80,687
2,821,882	USD	965,200,000	HUF	BCLY	08/05/2025	68,696
1,964,449	USD	671,600,000	HUF	RBC	08/05/2025	48,742
1,358,392	USD	466,800,000	HUF	BNP	08/05/2025	26,867
548,268	USD	189,600,000	HUF	MSC	08/05/2025	7,443
722,136	USD	250,946,000	HUF	UBS	08/05/2025	6,325
5,748,985	USD	1,989,146,000	HUF	GSC	09/02/2025	83,358
980,976	USD	341,000,000	HUF	BCLY	09/02/2025	9,715
2,151,115	USD	35,317,000,000	IDR	JPM	09/02/2025	6,707
8,123,123	USD	27,526,000	ILS	CBK	08/05/2025	20,943
8,176,325	USD	27,526,000	ILS	CBK	09/02/2025	72,307
4,311,657	USD	373,950,000	INR	GSC	08/05/2025	44,152
2,735,889	USD	236,560,000	INR	DEUT	08/05/2025	36,274
31,425,230	USD	4,540,003,000	JPY	UBS	08/05/2025	1,300,346
35,386,821	USD	5,175,700,000	JPY	MSC	08/05/2025	1,043,810
32,519,920	USD	4,769,700,000	JPY	GSC	08/05/2025	870,899
32,883,353	USD	4,829,200,000	JPY	BCLY	08/05/2025	839,523
11,600,693	USD	1,691,200,000	JPY	CBK	08/05/2025	378,849
13,102,421	USD	1,922,600,000	JPY	JPM	08/05/2025	345,136
7,751,996	USD	1,142,500,000	JPY	DEUT	08/05/2025	171,014
2,008,672	USD	289,551,000	JPY	TDB	08/05/2025	87,375
2,033,646	USD	293,500,000	JPY	SSG	08/05/2025	86,146
86,760,729	USD	12,500,000,000	JPY	WEST	08/12/2025	3,750,762
32,152,018	USD	4,742,154,000	JPY	BNP	09/02/2025	589,327
14,727,732	USD	2,187,500,000	JPY	MSC	09/02/2025	168,233
9,893,548	USD	1,474,300,000	JPY	BCLY	09/02/2025	80,944
474,243	USD	70,000,000	JPY	JPM	09/02/2025	8,339
72,201,131	USD	10,289,350,000	JPY	SCB	09/08/2025	3,668,658
73,896,982	USD	10,500,000,000	JPY	WEST	09/16/2025	3,894,801
15,066,042	USD	2,200,500,000	JPY	SSG	09/17/2025	393,838
1,105,637	USD	158,800,000	JPY	JPM	09/17/2025	46,811
340,400	USD	50,200,000	JPY	GSC	09/17/2025	5,683
39,522,050	USD	5,779,750,000	JPY	MSC	10/27/2025	814,837
159,735,383	USD	216,979,752,000	KRW	BNP	08/05/2025	3,234,341
3,627,454	USD	4,915,200,000	KRW	GSC	08/05/2025	82,266
13,750,094	USD	18,972,620,000	KRW	DEUT	08/05/2025	65,708
2,140,759	USD	2,909,170,000	KRW	MSC	08/05/2025	42,462
1,839,158	USD	2,494,450,000	KRW	BCLY	08/05/2025	39,985
9,569	USD	12,920,000	KRW	SCB	08/05/2025	250

257

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,204,112	USD	1,670,200,000	KRW	JPM	08/05/2025	$(553)
149,690,367	USD	206,376,612,000	KRW	BNP	09/02/2025	602,685
4,437,287	USD	83,350,000	MXN	BOA	08/05/2025	21,560
1,169,733	USD	21,902,000	MXN	JPM	08/05/2025	9,406
1,163,685	USD	21,930,000	MXN	MSC	08/05/2025	1,875
3,829,320	USD	72,430,000	MXN	CBK	08/05/2025	(7,886)
21,717,298	USD	411,658,000	MXN	SSG	08/05/2025	(91,572)
35,225,324	USD	671,685,000	MXN	GSC	08/05/2025	(359,290)
23,799,842	USD	449,110,000	MXN	BNP	09/02/2025	77,966
3,907,476	USD	73,940,000	MXN	CBK	09/02/2025	1,984
307,992,504	USD	3,103,018,000	NOK	UBS	08/05/2025	7,847,981
22,187,745	USD	223,370,000	NOK	CAG	08/05/2025	581,914
8,600,663	USD	86,840,000	NOK	BCLY	08/05/2025	200,922
7,496,775	USD	75,720,000	NOK	BNP	08/05/2025	172,633
5,322,588	USD	53,740,000	NOK	MSC	08/05/2025	124,499
4,488,124	USD	45,250,000	NOK	GSC	08/05/2025	111,243
3,157,758	USD	31,890,000	NOK	DEUT	08/05/2025	73,145
1,750,474	USD	17,690,000	NOK	SSG	08/05/2025	39,379
1,462,872	USD	14,920,000	NOK	JPM	08/05/2025	19,711
334,338,399	USD	3,402,821,000	NOK	DEUT	09/02/2025	5,137,619
2,027,867	USD	20,820,000	NOK	BCLY	09/02/2025	13,667
1,407,838	USD	14,470,000	NOK	JPM	09/02/2025	7,960
482,977,524	USD	800,197,000	NZD	UBS	08/05/2025	11,503,835
33,532,407	USD	55,048,000	NZD	CBK	08/05/2025	1,098,289
31,816,704	USD	52,400,000	NZD	RBS	08/05/2025	942,780
7,831,508	USD	12,965,000	NZD	BOA	08/05/2025	192,569
4,799,550	USD	7,900,000	NZD	SCB	08/05/2025	144,894
2,124,217	USD	3,480,000	NZD	DEUT	08/05/2025	73,812
2,360,748	USD	3,905,000	NZD	GSC	08/05/2025	59,934
3,645,114	USD	6,090,000	NZD	BCLY	08/05/2025	56,903
2,188,773	USD	3,640,000	NZD	MSC	08/05/2025	44,095
1,922,657	USD	3,195,000	NZD	BNP	08/05/2025	40,172
1,860,397	USD	3,090,000	NZD	JPM	08/05/2025	39,779
513,543,516	USD	863,894,000	NZD	ANZ	09/02/2025	4,023,525
1,288,527	USD	2,185,000	NZD	BCLY	09/02/2025	(174)
7,781,941	USD	13,200,000	NZD	MSC	09/02/2025	(3,347)
443,002	USD	740,000	NZD	SSG	09/17/2025	6,306
675,242	USD	38,610,000	PHP	MSC	08/05/2025	13,444
669,998	USD	38,610,000	PHP	GSC	09/02/2025	8,702
8,531,731	USD	31,115,000	PLN	BCLY	08/05/2025	229,651
797,947	USD	2,890,000	PLN	BNP	08/05/2025	26,839
78,834	USD	285,000	PLN	GSC	08/05/2025	2,791
12,173	USD	45,000	PLN	BCLY	09/02/2025	172
208,854,229	USD	1,988,453,000	SEK	CBK	08/05/2025	5,663,314
30,826,785	USD	294,910,000	SEK	GSC	08/05/2025	691,280
11,561,910	USD	110,490,000	SEK	MSC	08/05/2025	271,441
9,423,891	USD	89,980,000	SEK	BCLY	08/05/2025	229,247
5,266,666	USD	50,410,000	SEK	JPM	08/05/2025	115,500
2,564,006	USD	24,270,000	SEK	SSG	08/05/2025	83,965
3,025,670	USD	28,790,000	SEK	RBS	08/05/2025	83,751
2,286,339	USD	22,020,000	SEK	UBS	08/05/2025	36,216
1,926,477	USD	18,640,000	SEK	RBC	08/05/2025	21,741
216,922,020	USD	2,091,253,000	SEK	UBS	09/02/2025	2,838,671
9,012,335	USD	87,650,000	SEK	DEUT	09/02/2025	39,530
508,434	USD	4,940,000	SEK	BCLY	09/02/2025	2,722
2,925,786	USD	28,600,000	SEK	CAG	09/02/2025	(2,021)
994,028	USD	9,480,000	SEK	TDB	09/17/2025	22,550
10,386,883	USD	13,240,000	SGD	JPM	08/05/2025	185,913
7,722,729	USD	9,859,308	SGD	BCLY	08/05/2025	126,468
656,880	USD	835,000	SGD	BNP	08/05/2025	13,541
146,532	USD	187,000	SGD	SSG	08/05/2025	2,454
5,471,375	USD	7,039,307	SGD	UBS	09/02/2025	35,956
6,656,470	USD	8,595,000	SGD	CBK	09/02/2025	19,819
12,156,692	USD	395,788,000	THB	BCLY	08/05/2025	39,850
3,402,921	USD	110,770,000	THB	JPM	08/05/2025	11,755

258

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
930	USD	30,000	THB	GSC	08/05/2025	$12
17,347,578	USD	566,630,000	THB	BCLY	09/02/2025	(35,933)
17,066,994	USD	498,725,000	TWD	MSC	08/05/2025	350,609
10,541,575	USD	312,505,000	TWD	CBK	09/02/2025	43,334
4,752,667	USD	141,360,000	TWD	UBS	09/02/2025	3,843
37,466,400	USD	667,678,000	ZAR	MSC	08/05/2025	826,164
28,813,447	USD	513,370,000	ZAR	SSG	08/05/2025	641,188
16,819,598	USD	295,840,000	ZAR	GSC	08/05/2025	584,754
8,478,867	USD	149,537,000	ZAR	CBK	08/05/2025	272,709
6,256,147	USD	110,430,000	ZAR	DEUT	08/05/2025	196,068
3,439,464	USD	61,195,000	ZAR	BNP	08/05/2025	81,260
1,622,628	USD	28,970,000	ZAR	BCLY	08/05/2025	32,838
64,086,196	USD	1,146,172,000	ZAR	MSC	09/02/2025	1,309,292
3,243,270	USD	58,380,000	ZAR	GSC	09/02/2025	45,744
1,931,596	USD	35,190,000	ZAR	DEUT	09/02/2025	4,207
Total foreign currency contracts						$56,231,696
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$331,093,787	$—	$331,093,787	$—
Convertible Bonds	2,709,105	—	2,709,105	—
Corporate Bonds	451,834,190	—	451,834,190	—
Foreign Government Obligations	2,332,780,139	—	2,332,780,139	—
Senior Floating Rate Interests	103,610,617	—	103,610,617	—
U.S. Government Agencies	138,571,428	—	138,571,428	—
U.S. Government Securities	190,031,659	—	190,031,659	—
Common Stocks	223,014	—	—	223,014
Short-Term Investments	348,830,975	16,708,438	332,122,537	—
Purchased Options	8,982,044	1,079,911	7,893,062	9,071
Foreign Currency Contracts(2)	110,568,098	—	110,568,098	—
Futures Contracts(2)	2,379,291	2,379,291	—	—
Swaps - Credit Default(2)	222,115	—	222,115	—
Swaps - Interest Rate(2)	6,637,148	—	6,637,148	—
Total	$4,028,473,610	$20,167,640	$4,008,073,885	$232,085
Liabilities
Foreign Currency Contracts(2)	$(54,336,402)	$—	$(54,336,402)	$—
Futures Contracts(2)	(6,306,018)	(6,306,018)	—	—
Swaps - Credit Default(2)	(637,777)	—	(637,777)	—
Swaps - Interest Rate(2)	(2,104,100)	—	(2,104,100)	—
Written Options	(529,134)	—	(510,992)	(18,142)
Total	$(63,913,431)	$(6,306,018)	$(57,589,271)	$(18,142)

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.

259

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.EM.HY	Credit Derivatives Emerging Markets High Yield
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
MIB	Milano Italia Borsa
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

260

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited) – (continued)

Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BDR	Brazilian Depositary Receipt
Bhd	Berhad
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDI	Chess Depositary Interest
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CORRA	Canadian Overnight Repo Rate Average
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
UKRPI	UK Retail Price Index
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate

261